UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04236
JPMorgan Trust II
(Exact name of registrant as specified in charter)
522 Fifth Avenue
New York, New York 10036
(Address of principal executive offices) (Zip code)
Stephen M. Benham
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (800) 480-4111
Date of fiscal year end: June 30, 2005
Date of reporting period: September 30, 2005
ITEM 1. SCHEDULE OF INVESTMENTS.
JPMorgan Trust II
Schedule of Portfolio Investments as of September 30, 2005
(Unaudited)
THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
JPMorgan Distribution Services, Inc.
© J.P. Morgan Chase & Co., 2005.

JPMorgan Arizona Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Value

Long-Term Investments —97.6%
Municipal Bonds — 97.6%
Arizona — 97.6%
$1,000	Arizona Municipal Financing Program
	Series 20, COP, Adj., BIG, 7.70%, 08/01/10 (p)	$1,149
2,500	Arizona Power Authority, Crossover
	Series A, Rev., SO, 5.25%, 10/01/17	2,791
	Arizona School Facilities Board
1,500	Series A, COP, MBIA, 5.00%, 09/01/12	1,628
3,000	Series A, COP, MBIA, 5.25%, 03/01/13 (p)	3,316
2,850	Arizona School Facilities Board, State School Improvement
	Rev., 5.25%, 07/01/12 (p)	3,137
500	Arizona State Board of Regents, University of Arizona Projects
	COP, AMBAC, 5.50%, 06/01/11 (p)	554
	Arizona State Transportation Board Highway
500	Rev., 6.00%, 07/01/10	547
2,000	Series A, Rev., 5.25%, 07/01/17	2,203
3,000	Series B, Rev., 5.25%, 07/01/18	3,266
2,000	Sub-Series B, Rev., 5.00%, 07/01/21	2,130
	Arizona State University
1,500	Rev., FSA, 5.25%, 07/01/12	1,657
2,630	Series A, COP, FSA, 5.00%, 11/01/11	2,847
	Arizona Student Loan Acquisition Authority
1,030	Series A-1, Rev., GTD STD LNS, 5.40%, 05/01/10	1,099
1,000	Series A-1, Rev., GTD STD LNS, 5.88%, 05/01/18	1,071
	Arizona Water Infrastructure Finance Authority, Water Quality
1,110	Series A, Rev, 5.63%, 10/01/14	1,212
2,000	Series A, Rev, 5.75%, 10/01/11	2,193
750	Series A, Rev., 5.38%, 10/01/11 (p)	829
1,000	Series A, Rev., 5.38%, 10/01/15	1,080
1,500	Series A, Rev., 5.38%, 10/01/11 (p)	1,657
1,600	Series A, Rev., 5.50%, 10/01/16	1,737
	Central Arizona Water Conservation District, Central Arizona Project
2,475	Rev., MBIA, 4.75%, 11/01/07	2,499
3,000	Series A, Rev., 5.40%, 11/01/06	3,081
1,665	City of Casa Grande
	Rev., AMBAC, 5.00%, 04/01/19	1,780
5,000	City of Chandler, Capital Appreciation
	GO, FGIC, Zero Coupon, 07/01/07	4,740
	City of Mesa
1,090	GO, FGIC, 5.38%, 07/01/14	1,224
2,000	GO, FGIC, 5.75%, 07/01/09 (p)	2,179
3,000	City of Mesa, IDA, Discovery Health Systems
	Series A, Rev., MBIA, 5.63%, 01/01/10 (p)	3,289
	City of Mesa, Street & Highway
1,000	Rev., FSA, 5.00%, 07/01/12	1,088
2,250	Rev., FSA, 5.30%, 07/01/09 (p)	2,416
	City of Peoria
1,000	GO, FGIC, 5.00%, 04/01/20	1,045
850	GO, FGIC, 5.40%, 04/01/14	907

JPMorgan Arizona Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Value

	City of Phoenix
2,000	GO, 5.88%, 07/01/10 (p)	2,209
1,000	Series A, GO, 5.40%, 07/01/07	1,041
220	City of Phoenix, IDA, Statewide
	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.35%, 06/01/20	225
1,000	City of Phoenix, Street & Highway
	Rev., 6.50%, 07/01/09 (p)	1,082
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien
	Series A, Rev., FGIC, Zero Coupon, 07/01/12	1,936
	City of Scottsdale
1,000	GO, 5.25%, 07/01/06	1,018
655	GO, 5.25%, 07/01/11 (p)	723
2,000	GO, 5.75%, 07/01/09 (p)	2,179
2,500	City of Scottsdale, IDA, Scottsdale Memorial Hospital
	Series A, Rev., AMBAC, 6.13%, 09/01/17	2,676
1,065	City of Scottsdale, Street & Highway
	Rev., 5.50%, 07/01/07	1,110
1,345	City of Scottsdale, Unrefunded Balance
	GO, 5.25%, 07/01/18	1,475
970	City of Tempe, Excise Tax
	Series A, Rev., 5.63%, 07/01/20	1,043
3,000	City of Tempe, Union High School District No. 213, Project of 1998
	Series B, GO, FGIC, 5.13%, 07/01/09 (p)	3,229
1,000	City of Tuscon, Airport Authority, Inc.
	Rev., FSA, 5.00%, 06/01/12	1,081
1,725	City of Tuscon, Street & Highway, Junior Lien
	Series 1994-E, Rev., FGIC, 5.50%, 07/01/10 (p)	1,891
1,235	Greater Arizona Development Authority
	Series A, Rev., MBIA, 5.60%, 08/01/17	1,334
1,000	Maricopa County, Elementary School District No. 1-Phoneix Elementary
	GO, MBIA, 5.50%, 07/01/07 (p)	1,051
1,000	Maricopa County, Elementary School District No. 3-Tempe Elementary, Project of 1997
	Series E, GO, FGIC, 5.40%, 07/01/09 (p)	1,087
2,000	Maricopa County, Elementary School District No. 28-Kyrene Elementary, Capital Appreciation
	Series C, GO, FGIC, Zero Coupon, 01/01/11	1,656
1,215	Maricopa County, Elementary School District No. 38-Madison Elementary, Project of 1995
	Series B, GO, MBIA, 5.80%, 07/01/06 (p)	1,253
1,265	Maricopa County, Elementary School District No. 38-Madison Elementary, Project of 2004
	Series A, GO, MBIA, 5.00%, 07/01/19	1,360
2,950	Maricopa County, IDA, Capital Appreciation
	Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	2,025
500	Maricopa County, IDA, St. Joseph’s Hospital & Medical Center Projects
	Rev., 6.20%, 11/01/11	500
1,225	Maricopa County, Unified School District No. 4-Mesa
	GO, FSA, 5.00%, 07/01/11	1,327
1,720	Maricopa County, Unified School District No. 11-Peoria, Projects of 1996
	Series D, GO, FGIC, 5.25%, 07/01/09 (p)	1,859
480	Maricopa County, Unified School District No. 11-Peoria, School Improvement
	GO, FGIC, 4.75%, 07/01/11 (p)	513
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement
	GO, FGIC, 4.75%, 07/01/14	1,074

JPMorgan Arizona Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Value

	Maricopa County, Unified School District No. 69-Paradise Valley
3,100	GO, AMBAC, 5.80%, 07/01/09 (m)	3,378
1,000	GO, MBIA, 6.35%, 07/01/10	1,132
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates Ownership
	Series A, GO, FGIC, 5.25%, 07/01/14	1,113
1,205	Mohave County, Elementary School District No. 16
	GO, MBIA, 5.25%, 07/01/07 (p)	1,250
2,050	Navajo County, Unified School District No. 10 Show Low
	Series A, GO, FGIC, 5.13%, 07/01/07 (p)	2,142
1,500	Northern Arizona University
	COP, AMBAC, 5.00%, 09/01/21	1,595
1,000	Oro Valley, Municipal Property Corp., Municipal Water System Acquisition Canada Hills
	Rev., MBIA, 5.45%, 07/01/08 (p)	1,070
1,000	Phoenix Civic Improvement Corp.
	Rev., 5.00%, 07/01/21	1,068
2,000	Phoenix Civic Improvement Corp., Airport Improvement, Senior Lien
	Series B, Rev., 6.00%, 07/01/08	2,025
	Pima County, IDA
320	Series A, Rev., 6.40%, 08/01/11	323
25	Series A, Rev., FHA/VA/PRIV MTGS/POOL INS, 7.63%, 02/01/12	25
155	Series B, Step Coupon, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.95%, 11/01/23	155
1,500	Pima County, IDA, Healthpartners
	Series A, Rev., MBIA, 5.30%, 04/01/07	1,549
1,560	Pima County, Unified School District No. 12 Sunnyside
	GO, FSA, 5.00%, 07/01/14	1,704
2,015	Salt River Project, Agricultural Improvement & Power District, Salt River Project
	Series A, Rev., 6.00%, 01/01/07	2,090
	Show Low Industrial Development Authority, Navapache Regional Medical Center
1,000	Series A, Rev., ACA, 5.13%, 12/01/07	1,037
1,000	Series A, Rev., ACA, 5.50%, 12/01/17	1,040
2,500	Surprise Municipal Property Corp.
	Rev., FGIC, 5.70%, 07/01/09 (p)	2,741
	University of Arizona
1,700	Series A, COP, AMBAC, 5.50%, 06/01/17	1,870
1,365	Series A, COP, AMBAC, 5.00%, 06/01/19	1,448
1,000	Series B, COP, AMBAC, 5.00%, 06/01/21	1,053
700	Series 8, COP, MBIA, 4.90%, 08/01/09	741
1,100	Yavapai County, IDA, Yavapai Regional Medical Center
	Series A, Rev., FSA, 5.13%, 12/01/13	1,153
1,305	Yuma County, Elementry School District No. 1
	GO, MBIA, 5.25%, 07/01/07 (p)	1,367
3,000	Yuma County, IDA, Multi-Family Mortgage
	Series A, Rev., AMT, GNMA COLL, 6.10%, 09/20/34	3,147
1,000	Yuma County, IDA, Yuma Regional Medical Center
	Rev., MBIA, 5.50%, 08/01/09 (p)	1,060
	Total Long-Term Investments
	(Cost $129,128)	135,584

Short-Term Investment — 1.1%
Investment Company — 1.1%
1,551	JPMorgan Tax Free Money Market Fund (b)
	(Cost $1,551)	1,551

Total Investments — 98.7%
(Cost $130,679)		$137,135
Other Assets in Excess of Liabilities — 1.3%		1,771

Net Assets — 100.0%		$138,906

Percentages indicated are based on net assets.
Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at September 30, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GNMA COLL	GNMA Collateral
GO	General Obligation Bond
GTD STD LNS	Guaranteed Student Loans
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
POOL INS	Pool Insurance
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
SO	Special Obligation
VA	Veterans Administration

Aggregate gross unrealized appreciation	$6,571
Aggregate gross unrealized depreciation	(115)

Net unrealized appreciation/depreciation	$6,456

Federal income tax cost of investments	$130,679

JPMorgan Kentucky Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 98.1%
Municipal Bonds — 98.1%
Arizona — 0.6%
$1,000	Tucson & Prima Counties, IDA, Capital Appreciation Series 1983 A,
	Rev., UGRIC PRIV MTGS/POOL INS, Zero Coupon, 12/01/14 (p)	$689

California — 3.6%
	San Marcos, Public Facilities Authority, Custody Receipts
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,422
1,715	Rev., Zero Coupon, 01/01/19 (p)	958
2,850	Rev., Zero Coupon, 09/01/19 (p)	1,547

		3,927

Colorado — 1.6%
2,600	El Paso County, Capital Appreciation
	Series A, Rev., Zero Coupon, 09/01/15 (p)	1,711

Kansas — 1.6%
1,600	City of Kansas, Single Family Municipal Multiplier
	Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	1,106
1,000	Saline County, Single Family
	Rev., Zero Coupon, 12/01/15 (p)	658

		1,764

Kentucky — 82.0%
1,500	Berea College, Utility, AMT, Rev., 5.90%, 06/01/07 (p)	1,572
1,205	Boone & Florence Counties, Water Supply Systems
	Rev., FGIC, 4.00%, 12/01/08	1,234
	Boone County, School District Finance Corp., School Building
1,740	Series B, Rev., 5.38%, 08/01/17	1,891
1,000	Series B, Rev., FSA, 5.38%, 08/01/20	1,081
1,010	Bowling Green
	GO, 5.25%, 06/01/13	1,092
1,000	Carrollton & Henderson Counties, Public Energy Authority
	Series A, Gas Rev., FSA, 5.00%, 01/01/09	1,053
1,225	Christian County, Public Courthouse Corp., District Court Facility Project
	Rev., 5.10%, 08/01/13	1,328
	Fayette County, School District Finance Corp.
1,200	Rev., 5.25%, 09/15/09 (p)	1,289
2,000	Rev., 5.38%, 09/15/09 (p)	2,156
1,000	Rev., 5.50%, 09/15/09 (p)	1,083
1,645	Rev., 5.50%, 06/01/10 (p)	1,794
1,255	Series A, Rev., 5.35%, 01/01/07 (p)	1,316
450	Greater Kentucky Housing Assistance Corp., Mortgage,
	Multi-Family Housing, Section 8 Assisted
	Series A, Rev., FHA, 5.90%, 02/01/14	451
	Hardin County, School District Finance Corp.
2,465	Rev., 5.50%, 02/01/10 (p)	2,706
1,825	Jefferson County, Capital Appreciation
	Series B, GO, Zero Coupon, 08/15/06	1,780

Principal Amount	Security Description	Value

	Jefferson County, Capital Projects
500	Rev., 6.38%, 12/01/07 (p)	534
2,000	Series A, AMBAC, 5.50%, 04/01/06 (p)	2,066
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc.
	Rev., 5.65%, 01/01/10	970
400	Jefferson County, Louisville Medical Center
	Rev., 5.00%, 05/01/08	415
	Jefferson County, School District Finance Corp.
1,000	Series A, Rev., FSA, 5.00%, 04/01/18	1,067
1,320	Series A, Rev., FSA, 5.25%, 01/01/19	1,414
1,000	Series A, Rev., FSA, 5.25%, 07/01/13	1,080
1,490	Series A, Rev., FSA, 5.25%, 07/01/14	1,609
1,000	Series B, Rev., FSA, 5.25%, 06/01/17	1,071
2,315	Junction City College, Centre College Project
	Rev., 5.70%, 04/01/07 (p)	2,451
	Kenton County Airport Board, Cincinnati/Northern Kentucky
2,115	AMT, Series C, Rev., MBIA, 5.00%, 03/01/11	2,242
1,000	Series A, Rev., MBIA, 5.00%, 03/01/07	1,025
1,000	Series A, Rev., MBIA, 5.00%, 03/01/08	1,038
2,300	Kentucky Asset Liability Common General Fund, Project Notes
	First Series, Rev., MBIA-IBC, 5.00%, 02/01/07	2,361
	Kentucky Economic Development Finance Authority,
	Catholic Health Initiatives
1,100	Rev., 4.25%, 09/01/09	1,131
425	Series A, Rev., 5.38%, 12/01/11	446
1,245	Kentucky Economic Development Finance Authority,
	Mortgage South Center Nursing
	Series A, Rev., MBIA FHA, 6.00%, 01/01/27	1,368
625	Kentucky Housing Corp.
	Series D, Rev., FHA/ VA, 5.80%, 07/01/13	625
1,000	Kentucky State Property & Buildings Commission, Project No. 63
	Rev., 5.10%, 11/01/09 (p)	1,071
2,000	Kentucky State Property & Buildings Commission, Project No. 64
	Rev., MBIA, 5.75%, 11/01/09 (p)	2,192
	Kentucky State Property & Buildings Commission, Project No. 65
715	Rev., 6.00%, 02/01/10 (p)	793
1,500	Rev., FSA, 6.00%, 02/01/10 (p)	1,664
1,500	Project No. 66, Series A, Rev., MBIA, 5.60%, 05/01/10 (p)	1,646
1,500	Project No. 67, Rev., 5.13%, 09/01/10 (p)	1,623
1,000	Project No. 68, Rev., 5.75%, 10/01/10 (p)	1,112
1,000	Project No. 69, Series D, Rev., FSA, 5.50%, 08/01/10	1,094
1,000	Project No. 71, Rev., MBIA-IBC, 5.50%, 08/01/12	1,114
1,335	Project No. 73, Rev., 5.25%, 11/01/12	1,457
2,000	Project No. 74, Rev., FSA, 5.38%, 02/01/09	2,134
1,175	Project No. 84, Rev., MBIA, 5.00%, 08/01/22	1,295
1,500	Project No. 85, Rev., FSA, 5%, 08/01/2022	1,594
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization
	Rev., FGIC, Zero Coupon, 01/01/10	863
	Kentucky State Turnpike Authority, Resource Recovery
55	Rev., 6.13%, 07/01/07 (p)	57
190	Rev., 6.63%, 07/01/08 (p)	201

Principal Amount	Security Description	Value

	Kentucky State Turnpike Authority, Revitalization Projects
3,000	Rev., AMBAC, 5.50%, 07/01/08	3,186
2,000	Rev., AMBAC, 5.50%, 07/01/09	2,159
1,000	Rev., AMBAC, 6.50%, 07/01/08	1,087
1,000	Series A, Rev., AMBAC, 5.50%, 07/01/11	1,107
75	Kentucky State Turnpike Authority, Toll Road
	Rev., 6.13%, 07/01/08 (p)	78
	Lexington-Fayette County, Urban Government
1,000	Series A, Rev., 5.00%, 07/01/17	1,069
1,120	Series D, GO, 5.00%, 12/01/09	1,197
1,500	Louisville & Jefferson County, Metropolitan Sewer District
	Series A, Rev., FGIC, 5.50%, 05/15/15	1,634
	Louisville & Jefferson County, Regional Airport Authority
1,420	Series A, Rev., MBIA, 6.00%, 07/01/10	1,506
1,000	Series A, Rev., FSA, 5.75%, 07/01/15	1,096
1,000	Louisville Regional Airport Authority
	Rev., AMBAC, 5.00%, 07/01/21	1,048
	Louisville Waterworks Board, Water System
1,115	Rev., FSA, 5.00%, 11/15/11	1,195
1,000	Rev., FSA, 5.13%, 11/15/15	1,074
	McCracken County, Mercy Health Systems
1,000	Series A, Hospital Rev., MBIA, 6.20%, 11/01/05	1,003
2,090	Series A, Hospital Rev., MBIA, 6.40%, 11/01/07 (m)	2,137
	Murray State University
240	Second Series, Series G, Rev., 5.60%, 05/01/06	241
460	Second Series, Series G, Rev., 5.60%, 05/01/07	461
1,260	Northern Kentucky University, Student Housing Facilities Project
	COP, AMBAC, 5.00%, 12/01/09	1,330
1,060	Oldham County, School District Financial
	Rev., MBIA, 5.00%, 05/01/16	1,143
	Richmond Water, Gas & Sewer
100	Series A, Rev., MBIA, 5.00%, 07/01/14	106
255	Series B, Rev., MBIA, 5.00%, 07/01/14	271

		88,777

Louisiana — 3.9%
860	Louisiana Housing Finance Agency, Single Family Mortgage
	Series A-1, Rev., GNMA/FNMA, 6.65%, 06/01/15	884
1,000	Louisiana Public Facilities Authority, Custodial Receipts
	Series B, Rev., Zero Coupon, 12/01/19 (p)	529
4,300	New Orleans Home Mortgage Authority, Compound Interest
	Series A, Rev., MBIA VEREX, Zero Coupon, 10/01/15 (p)	2,829

		4,242

Puerto Rico — 2.0%
1,480	Commonwealth of Puerto Rico, Capital Appreciation
	GO, MBIA-IBC, Zero Coupon, 07/01/17	905
2,000	Puerto Rico Highway & Transportation Authority
	Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,223

		2,128

Texas — 1.7%
1,000	Central Housing Finance Corp., Single Family Mortgage
	Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	626

Principal Amount	Security Description	Value

1,850	Port Arthur Housing Finance Corp.
	Rev., Zero Coupon, 03/01/15 (p)	1,244

		1,870

Virgin Islands — 1.1%
1,065	Virgin Islands Public Finance Authority, Matching Fund Lien Note
	Series A, Rev., 5.25%, 10/01/16	1,152

	Total Long-Term Investments (Cost $99,619)	106,260

Shares
Short-Term Investment — 1.2%
Investment Company — 1.2%
1,333	JPMorgan Tax Free Money Market Fund (b) (Cost $1,333)	1,333

Total Investments — 99.3% (Cost $100,952)		$107,593
Other Assets in Excess of Liabilities — 0.7%		725

Net Assets 100.0%		$108,318

Percentages indicated are based on net assets.
Abbreviations:
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p) Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
MBIA-IBC	Municipal Bond Insurance Association. Insured Bond Certificates
POOL INS	Pool Insurance
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
UGRIC	United Guaranty Residential Insurance Company
VA	Veterans Administration
VEREX	Verex Assurance Inc.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,696
Aggregate gross unrealized depreciation	(55)

Net unrealized appreciation/depreciation	$6,641

Federal income tax cost of investments	$100,952

JPMorgan Louisiana Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 99.7%
Municipal Bonds — 99.7%
Louisiana — 99.7%
$1,230	Ascension Parish, Gravity Drain, Sales & Use Tax
	Rev., FGIC, 5.50%, 12/01/08	$1,260
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project
	Rev., MBIA, 5.38%, 05/01/16	1,095
1,125	Calcasieu Parish School District No. 30 Ward 4, Public School Improvement
	GO, FSA, 5.00%, 02/15/21	1,181
350	City of New Orleans
	GO, FGIC, 5.85%, 11/01/05 (p)	351
1,815	City of New Orleans, Capital Appreciation
	GO, AMBAC, Zero Coupon, 09/01/17	1,006
495	City of New Orleans, Home Mortgage Authority
	SO, 6.25%, 01/15/11 (p)	555
	City of New Orleans, Sewer Service
1,370	Rev., FGIC, 4.50%, 06/01/09	1,413
1,000	Rev., FGIC, 5.38%, 06/01/14	1,062
1,000	Rev., MBIA, 5.00%, 06/01/18	1,025
	City of Shreveport, Certificates of Indebtedness
1,000	Series A, Rev., AMBAC, 5.00%, 10/01/16	1,047
1,000	Series A, Rev., AMBAC, 5.25%, 10/01/10	1,078
1,000	Series A, Rev., AMBAC, 5.50%, 10/01/12	1,082
1,500	Series B, GO, MBIA, 5.25%, 03/01/17	1,649
10	East Baton Rouge Parish, Mortgage Finance Authority
	Series B, Rev., GNMA/FNMA, 5.30%, 10/01/14	10
	East Baton Rouge Parish, Public Improvement, Sales & Use Tax
3,905	Series A, Rev., FGIC, 5.50%, 02/01/09 (p)	4,221
80	Iberia Home Mortgage Authority, Single Family Mortgage
	Rev., 7.38%, 01/01/11	81
	Jefferson Parish School Board, Sales & Use Tax
1,495	Rev., AMBAC, 5.50%, 03/01/09	1,590
2,070	Rev., FSA, Zero Coupon, 09/01/09	1,777
2,000	Rev., MBIA, 5.00%, 02/01/08	2,071
	Lafayette Parish, Public Improvement, Sales Tax
1,000	Rev., MBIA, 5.00%, 03/01/22	1,044
1,000	Series B, Rev., FGIC, 5.35%, 03/01/09 (p)	1,082
1,195	Series B, Rev., FGIC, 5.45%, 03/01/09 (p)	1,297
1,985	Series B, Rev., FGIC, 5.60%, 03/01/09 (p)	2,164
1,500	Louisiana Energy & Power Authority
	Rev., FSA, 5.75%, 01/01/13	1,675
	Louisiana Housing Finance Agency, Single Family Mortgage
155	Series B-1, Rev., GNMA/FNMA COLL, 6.00%, 06/01/15	160
595	Series B-2, AMT, Rev., GNMA/FNMA FHA/VA MTGS, 4.80%, 12/01/10	596
110	Series D-2, AMT, Rev., GNMA/FNMA COLL, 6.10%, 12/01/11	113
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority
	Capital Projects & Equipment Acquisition
	Rev., AMBAC, 5.25%, 12/01/18	3,294
	Louisiana Office Facilities Corp., Capital Complex Program
2,055	Rev., AMBAC, 5.50%, 05/01/15	2,252

JPMorgan Louisiana Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

1,650	Series A, Rev., MBIA, 5.13%, 03/01/16	1,748
1,000	Series A, Rev., MBIA, 5.38%, 03/01/19	1,068
1,220	Series A, Rev., MBIA, 5.50%, 03/01/11	1,311
2,000	Series A, Rev., MBIA, 5.50%, 03/01/13	2,149
1,000	Louisiana Offshore Terminal Authority, Loop LLC Project
	Rev., Adj., 4.38%, 10/01/20	1,008
35	Louisiana Public Facilities Authority, Alton Ochsner Medical Foundation Project
	Series B, Rev., MBIA, 5.75%, 05/15/08 (p)	37
7,000	Louisiana Public Facilities Authority, Custodial Receipts
	Series B, Rev., Zero Coupon, 12/01/19 (p)	3,705
8,000	Louisiana Public Facilities Authority, Custodial Receipts, Multi-Family Carriage
	Series A, Rev., Zero Coupon, 02/01/20 (m) (p)	4,192
2,495	Louisiana Public Facilities Authority, Department of Public Safety
	Rev., FSA, 5.50%, 08/01/18	2,733
1,000	Louisiana Public Facilities Authority, Dillard University Project
	Rev., AMBAC, 5.00%, 02/01/18	1,053
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries
	Series A, Rev., FSA, 5.50%, 07/01/12	1,629
275	Louisiana Public Facilities Authority, Hospital, Pendleton Memorial Methodist
	Rev., 5.00%, 06/01/08 (p)	285
2,025	Louisiana Public Facilities Authority, Loyola University Project
	Rev., MBIA, 5.63%, 10/01/10	2,141
	Louisiana Public Facilities Authority, Tulane University of Louisiana
735	Rev., AMBAC, 5.55%, 10/01/06 (p)	768
1,605	Rev., AMBAC, 5.75%, 10/01/06 (p)	1,681
	Louisiana Public Facilities Authority, Women’s Hospital Foundation Project
500	Rev., FSA, 6.00%, 10/01/10 (p)	559
1,000	Rev., FGIC, 5.00%, 10/01/21	1,049
2,000	Louisiana Public Facilities Authority, Xavier University of Louisiana Project
	Rev., MBIA, 5.13%, 09/01/12	2,086
1,650	Louisiana Stadium & Exposition District
	Series A, Rev., FGIC, 5.65%, 07/01/07	1,670
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium
	Series B, Rev., FGIC, 5.25%, 07/01/16	1,055
1,300	Louisiana State Military Department, Custody Receipts
	COP, 5.25%, 12/01/18	1,343
	Louisiana State University & Agricultural & Mechanical College
1,120	Rev., MBIA, 5.50%, 07/01/13 (p)	1,163
1,580	Rev., MBIA, 6.00%, 07/01/07 (p)	1,647
1,000	Orleans Parish, Parishwide School District
	Series A, GO, FGIC, 5.13%, 09/01/15	1,022
250	Orleans Parish, School Board
	GO, FGIC, 5.30%, 09/01/10	250
555	Orleans Parish, School Board, Public School, Capital Refinancing
	Rev., MBIA, 6.00%, 06/01/09	601
1,000	Ouachita Parish, Hospital Service District 1, Glenwood Regional Medical Center
	Rev., FSA, 5.70%, 05/15/16	1,083
	Port New Orleans Board of Commissioners
1,000	Rev., AMBAC, 5.50%, 04/01/10	1,073
1,675	Rev., AMBAC, 5.63%, 04/01/14	1,786

JPMorgan Louisiana Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

1,000	South Port Commission, Cargill, Inc. Project
	Rev., 5.85%, 04/01/17	1,033
1,000	St. Charles Parish, Public Improvement
	Rev., MBIA, 4.25%, 11/01/09	1,028
1,215	St. Charles Parish, School District 1
	GO, FGIC, 5.00%, 03/01/09	1,276
1,005	St. Tammany Parish, Public Trust Financing Authority, Christwood Project
	Rev., 5.25%, 11/15/08 (i)	1,024
	St. Tammany Parish, School District No. 12
1,000	GO, FSA, 4.00%, 04/01/09	1,019
485	GO, MBIA, 5.00%, 03/01/15	519
	State of Louisiana
3,000	Series A, GO, FGIC, 5.25%, 11/15/10 (p)	3,268
1,730	Series A, GO, FGIC, 5.50%, 11/15/08	1,842
1,000	Series A, GO, FGIC, 5.50%, 05/15/15	1,089
500	Series A, GO, MBIA, 5.70%, 08/01/08	532
2,875	Series A, GO, MBIA, 5.80%, 08/01/10	3,166
250	Series B, GO, MBIA, 5.60%, 08/01/08	266
3,500	Series B, GO, MBIA, 5.63%, 08/01/13	3,918
1,085	Tangipahoa Parish, School Board
	Rev., AMBAC, 5.50%, 03/01/13	1,172

	Total Long-Term Investments (Cost $94,138)	100,278

Total Investments — 99.7%
(Cost $94,138)		$100,278
Other Assets in Excess of Liabilities — 0.3%		346

Net Assets — 100.0%		$100,624

Percentages indicated are based on net assets.
Abbreviations:
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at October 30, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond
SO	Special Obligation
VA MTGS	Veterans Administration Mortgages
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,229
Aggregate gross unrealized depreciation	(89)

Net unrealized appreciation/depreciation	$6,140

Federal income tax cost of investments	$94,138

JPMorgan Michigan Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 98.6%
Municipal Bonds — 98.6%
Colorado — 0.6%
$3,000	E-470 Public Highway Authority
	Series B, Rev., MBIA, Zero Coupon, 09/01/19	$1,591

Michigan — 96.7%
2,500	Battle Creek
	Tax Allocation, MBIA, 5.00%, 05/01/16	2,601
1,625	Brighton Township Sanitation and Sewer Drainage District
	GO, FSA, 5.25%, 10/01/16	1,721
	Caledonia Community Schools
2,300	GO, MBIA Q-SBLF, 5.00%, 05/01/20	2,457
4,500	GO, MBIA Q-SBLF, 5.85%, 05/01/07 (m) (p)	4,697
1,475	GO, Q-SBLF, 5.75%, 05/01/10 (p)	1,627
1,250	Central Motcalm Public Schools
	GO, MBIA Q-SBLF, 5.90%, 05/01/09 (p)	1,364
	Charles Stewart Mott Community College, Building & Improvement
1,380	GO, FGIC, 5.40%, 05/01/10 (p)	1,502
1,775	GO, FGIC, 5.50%, 05/01/10 (p)	1,940
1,675	Charles Stewart Mott Community College, Community College Facilities
	GO, MBIA, 5.00%, 05/01/20	1,789
1,235	Charlevoix Public School District
	GO, FSA, 5.75%, 05/01/09 (p)	1,341
1,150	Charlotte Public School District
	GO, Q-SBLF, 5.25%, 05/01/09 (p)	1,229
	Chelsea Economic Development Corp., United Methodist Retirement
1,075	Rev., 5.40%, 11/15/18	1,091
2,000	Rev., 5.40%, 11/15/27	1,999
1,730	Chippewa County, Hospital Finance Authority
	Series B, Rev., 5.63%, 11/01/14	1,752
2,500	Chippewa Hills School District
	GO, FGIC Q-SBLF, 5.30%, 05/01/09 (p)	2,677
1,000	Chippewa Valley School District
	GO, Q-SBLF, 5.00%, 05/01/10	1,071
	City of Detroit
2,570	Series A, GO, FSA, 5.25%, 04/01/13	2,746
1,500	Series A-1, GO, MBIA, 5.38%, 04/01/16	1,643
2,000	Series B, Rev., MBIA, 6.00%, 07/01/10	2,232
	City of Detroit, Capital Appreciation
5,000	Series A, Rev., FGIC, Zero Coupon, 07/01/13	3,670
1,500	Series A, Rev., FGIC, Zero Coupon, 07/01/17	901
3,850	City of Detroit, Local Development Finance Authority, Tax Increment
	Series A, Tax Allocation, 5.38%, 05/01/18	3,932
1,800	City of Detroit, Wayne County Stadium Authority
	Rev., FGIC, 5.50%, 02/01/17	1,888
1,000	City of Port Huron
	Series A, GO, MBIA, 5.25%, 10/01/19	1,063
	Clarkston Community Schools
4,090	GO, AMBAC Q-SBLF, 5.00%, 05/01/15	4,258
2,580	GO, AMBAC Q-SBLF, 5.05%, 05/01/16	2,688

Principal Amount	Security Description	Value

	Dearborn, Economic Development Corp., Oakwood Obligation Group
430	Series A, Rev., FGIC, 5.25%, 11/15/05	431
1,690	Series A, Rev., FGIC, 5.60%, 11/15/08	1,728
1,560	Series A, Rev., FGIC, 5.60%, 11/15/09	1,596
2,075	East Grand Rapids Public School District
	GO, FSA Q-SBLF, 5.00%, 05/01/18	2,218
	East Lansing School District, School Building & Site
1,000	GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,089
2,580	GO, Q-SBLF, 5.75%, 05/01/10 (p)	2,847
1,645	Ecorse Public School District
	GO, FGIC Q-SBLF, 5.50%, 05/01/08 (p)	1,757
1,105	Emmet County Building Authority
	GO, AMBAC, 5.00%, 05/01/15	1,190
4,675	Farmington Public School District
	GO, Q-SBLF, 5.10%, 05/01/07 (p)	4,826
	Ferris State University
2,500	Rev., AMBAC, 5.75%, 4/01/07 (m) (p)	2,625
5,000	Rev., AMBAC, 5.85%, 4/01/07 (p)	5,256
1,000	Fitzgerald Public School District, School Building & Site
	Series B, Rev., GO, AMBAC, 5.00%, 05/01/22	1,058
2,000	Forest Hills Public Schools
	GO, 5.25%, 05/01/10 (p)	2,164
1,000	Grand Blanc Community Schools
	GO, FSA Q-SBLF, 5.00%, 05/01/15	1,083
3,000	Grand Haven Electric
	Rev., MBIA, 5.25%, 07/01/08	3,166
1,060	Grand Ledge Public Schools District
	GO, FGIC Q-SBLF, 5.00%, 05/01/21	1,129
1,370	Grand Rapids Building Authority
	GO, AMBAC, 5.75%, 08/01/13	1,509
1,500	Grand Rapids Water Supply
	Rev., FGIC, 5.75%, 01/01/16	1,658
2,000	Harper Creek Community School District
	GO, Q-SBLF, 5.50%, 05/01/11 (p)	2,210
2,660	Hartland Consolidated School District
	GO, Q-SBLF, 5.38%, 05/01/16	2,896
1,515	Healthsource Saginaw, Inc.
	GO, MBIA, 5.00%, 05/01/20	1,618
1,600	Howell Public Schools, School Building & Site
	GO, Q-SBLF, 5.00%, 05/01/15	1,730
1,000	Huron Valley School District
	GO, FGIC Q-SBLF, 5.88%, 05/01/07 (p)	1,044
	Jackson Capital Appreciation Downtown Development
1,620	GO, FSA, Zero Coupon, 06/01/16	1,026
1,710	GO, FSA, Zero Coupon, 06/01/17	1,029
2,060	GO, FSA, Zero Coupon, 06/01/18	1,178
1,200	GO, FSA, Zero Coupon, 06/01/19	653
	Jackson Public Schools
1,130	GO, FGIC Q-SBLF, 5.60%, 05/01/10 (p)	1,240
1,405	GO, FGIC Q-SBLF, 5.65%, 05/01/10 (p)	1,544
1,620	Jackson Public Schools, Building & Site
	GO, FGIC Q-SBLF, 5.00%, 05/01/18	1,732
1,390	Jenison Public Schools
	GO, FGIC, 5.25%, 05/01/15	1,544
1,790	Lake Orion Community School District
	Series A, GO, FGIC Q-SBLF, 5.75%, 05/01/10 (p)	1,975

Principal Amount	Security Description	Value

1,490	Lansing Community College
	GO, FGIC, 4.00%, 05/01/08	1,522
1,250	Lansing Community College, Building & Site
	GO, MBIA, 5.00%, 05/01/19	1,330
1,000	Lincoln Park School District
	GO, FGIC Q-SBLF, 5.00%, 05/01/20	1,023
1,330	Livingston County, Building Authority
	GO, 5.80%, 07/01/08	1,396
	Lowell Area Schools, Capital Appreciation
5,000	GO, FGIC Q-SBLF, Zero Coupon, 05/01/14	3,515
1,425	GO, FGIC Q-SBLF, Zero Coupon, 05/01/16	906
1,670	Madison Public Schools
	GO, FGIC Q-SBLF, 5.13%, 05/01/09 (p)	1,778
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation
	Rev., 5.50%, 12/01/12 (i)	1,236
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation
	Rev., AMBAC, 5.50%, 09/01/19	1,362
	Michigan Higher Education Student Loan Authority, AMT
1,000	Series XVII-A, Rev., Adj., AMBAC, 5.75%, 06/01/13	1,029
1,500	Series XVII-F, Rev., AMBAC, 4.20%, 03/01/09	1,525
1,200	Series XII-T, Rev., AMBAC, 5.30%, 09/01/10	1,273
	Michigan Municipal Bond Authority, Clean Water Revolving Fund
3,250	Rev., 5.50%, 10/01/09 (p)	3,554
1,000	Rev., 5.75%, 10/01/09 (p)	1,103
2,500	Rev., 5.88%, 10/01/10 (p)	2,813
	Michigan Municipal Bond Authority, Drinking Water Revolving Fund
1,250	Rev., 5.00%, 10/01/18	1,349
2,500	Rev., 5.50%, 10/01/09 (p)	2,733
	Michigan Municipal Bond Authority, Local Government Lien Program
1,055	Series 4-A, Rev., AMBAC, 5.00%, 05/01/16	1,137
1,500	Series A, Rev., FGIC, 6.00%, 12/01/13	1,534
4,250	Michigan Municipal Bond Authority, School Loans
	Rev., 5.25%, 12/01/08 (p)	4,558
1,570	Michigan Public Power Agency, Campbell Project
	Series A, Rev., AMBAC, 4.00%, 01/01/10	1,614
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project
	Series A, Rev., AMBAC, 5.25%, 01/01/14	1,359
	Michigan State Building Authority, Facilities Program
2,675	Series I, Rev., 5.25%, 10/15/11	2,854
1,250	Series I, Rev., FSA, 5.25%, 10/15/15	1,370
1,500	Michigan State Hospital Finance Authority
	Rev., MBIA, 5.00%, 11/15/19	1,593
	Michigan State Hospital Finance Authority, Mercy Health Services
1,000	Series R, Rev., AMBAC, 5.38%, 08/15/16 (p)	1,026
3,795	Series U, Rev, 5.63%, 08/15/16 (p)	3,972
6,875	Series W, Rev., FSA, 5.25%, 08/15/17 (p)	7,149
2,590	Michigan State Hospital Finance Authority, Port Huron Hospital Obligations
	Rev., FSA, 5.38%, 07/01/12	2,647
	Michigan State Housing Development Authority
1,340	Rev, GNMA College, 4.10%, 12/20/15	1,315
1,880	Rev, GNMA College, 4.60%, 12/20/25	1,848
	Michigan State Trunk Line
1,000	Rev., FSA, 5.25%, 11/01/20	1,126
1,340	Series A, Rev., 5.00%, 11/01/08	1,413
1,170	Michigan Strategic Fund, Detroit Pollution Fund
	Series BB, Rev., AMBAC, 7.00%, 05/01/21	1,523

Principal Amount	Security Description	Value

2,750	Mount Pleasant School District
	GO, AMBAC Q-SBLF, 5.30%, 05/01/08 (p)	2,899
1,210	Newaygo Public Schools
	GO, MBIA Q-SBLF, 5.00%, 05/01/22	1,284
915	Northwestern Michigan College, Improvement
	GO, FGIC, 5.60%, 10/01/09 (p)	996
150	Northwestern Michigan College, Unrefunded Balance
	GO, FGIC, 5.60%, 04/01/16	162
2,050	Oakland County Economic Development Corp.
	Rev., LOC: First of America Bank, 5.63%, 06/01/07 (p)	2,176
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community
	Rev., 5.00%, 11/01/17	2,638
1,670	Oakland University
	Rev., AMBAC, 5.25%, 05/15/19	1,820
1,000	Otsego Public School District, School Building & Site
	GO, FSA Q-SBLF, 5.00%, 05/01/21	1,059
1,200	Paw Paw Public School District
	GO, FGIC Q-SBLF, 6.50%, 05/01/09	1,297
1,680	Pellston Public School District, Capital Appreciation
	GO, FSA Q-SBLF, Zero Coupon, 05/01/07 (p)	558
1,910	Pinckney Community Schools
	GO, FSA Q-SBLF, 5.00%, 05/01/19	2,035
	Rochester Community School District
1,000	GO, MBIA Q-SBLF, 5.00%, 05/01/19	1,098
7,315	GO, MBIA Q-SBLF, 5.25%, 05/01/07 (p)	7,568
7,015	GO, MBIA Q-SBLF, 5.30%, 05/01/07 (p)	7,263
1,000	Rockford Public School District
	GO, FSA Q-SBLF, 5.00%, 05/01/20	1,068
	South Lyon Community Schools, School Building & Site
1,375	GO, FGIC, 5.25%, 05/01/17	1,502
1,935	GO, Series II, FGIC, 5.00%, 05/01/21	2,061
	South Macomb Disposal Authority
1,085	Rev., AMBAC, 5.38%, 09/01/13	1,177
1,590	Rev., AMBAC, 5.38%, 09/01/15	1,715
1,500	South Redford School District, School Building & Site
	GO, MBIA Q-SBLF, 5.00%, 05/01/21	1,597
	Southfield Library Building Authority
1,450	GO, MBIA, 5.00%, 05/01/19	1,554
1,560	GO, MBIA, 5.00%, 05/01/20	1,666
1,175	GO, MBIA, 5.30%, 05/01/10 (p)	1,274
	Southfield Public Schools, School Building & Site
1,100	Series B, GO, FSA Q-SBLF, 5.13%, 05/01/15	1,201
2,000	Series B, GO, FSA Q-SBLF, 5.13%, 05/01/20	2,144
2,085	Southgate Community School District
	GO, FGIC Q-SBLF, 5.00%, 05/01/09 (p)	2,211
1,765	St. John’s Public School
	GO, FGIC Q-SBLF, 5.00%, 05/01/16	1,837
	State of Michigan
1,490	GO, 5.25%, 12/01/11	1,637
985	GO, 5.40%, 11/01/05 (p)	997
1,000	Rev., FSA, 5.25%, 05/15/21	1,125
2,000	State of Michigan, Partnership Certificates
	COP, AMBAC, 5.50%, 06/01/18	2,164
470	State of Michigan, Unrefunded Balance
	GO, 5.40%, 11/01/05 (p)	476
1,450	Tawas City Hospital Finance Authority, St. Joseph Asset Guaranty
	Rev., RADIAN-IBC, 5.60%, 02/15/13 (p)	1,536

Principal Amount		Security Description	Value

	1,030	Tecumseh Public Schools
		GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,121
		University of Michigan, Hospital
	1,000	Rev., 5.00%, 12/01/10	1,069
	6,000	Series A-1, Rev., 5.25%, 12/01/10	6,310
	2,000	Walled Lake Consolidated School District
		GO, Q-SBLF, 5.25%, 05/01/18	2,158
	3,040	Wayland Union School District
		GO, FGIC Q-SBLF, 5.10%, 05/01/12	3,131
	1,175	Wayne County
		Series B, GO, MBIA, 5.13%, 11/01/18	1,247
		Wayne County, Charter Airport
	1,275	Series B, Rev., MBIA, 5.25%, 12/01/12	1,351
	1,500	Series D, Rev., FGIC, 5.25%, 12/01/09	1,599
		Wayne State University
	215	Rev., AMBAC, 5.50%, 11/15/07	215
	2,000	Rev., FGIC, 5.25%, 11/15/19	2,154
	2,000	Rev., FGIC, 5.38%, 11/15/14	2,167
	2,015	West Bloomfield School District
		GO, FSA, 5.00%, 05/01/21	2,146
	1,000	Western Michigan University
		Rev., MBIA, 5.00%, 11/15/19	1,066
	1,000	Willow Run Community Schools
		GO, FSA Q-SBLF, 5.00%, 05/01/20	1,068
	1,500	Wyandotte Electric
		Rev., MBIA, 4.00%, 10/01/11	1,537
	1,000	Zeeland Public Schools
		GO, FGIC, 5.00%, 05/01/21	1,065

			273,312

Puerto Rico — 1.2%
		Commonwealth of Puerto Rico
	880	GO, 5.75%, 07/01/17	933
	2,195	GO, MBIA, 6.25%, 07/01/12	2,558
			3,491

Total Long Term Investments
(Cost $263,057)			278,394

Shares

Short-Term Investments — 0.9%
Investment Company — 0.9%
	2,573	JPMorgan Tax Free Money Market Fund (b)	2,573

		(Cost $2,573)
Total Investments — 99.4%
(Cost $265,630)			$280,967
Other Assets in Excess of Liabilities — 0.6%			1,604

Net Assets — 100.0%			$282,571

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at September 30, 2005.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax Paper

COP	Certificates of Participation

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance

GNMA	Government National Mortgage Association

GO	General Obligation Bond

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

Q-SBLF	Qualified School Board Loan Fund

RADIAN-IBC	Radian Insured Bond Custodial Certificate

Rev.	Revenue Bond
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,588
Aggregate gross unrealized depreciation	(251)

Net unrealized appreciation/depreciation	$15,337

Federal income tax cost of investments	$265,630

JPMorgan Municipal Income Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 96.4%
Municipal Bonds — 96.4%
Alabama — 1.2%
	Alabama 21st Century Authority, Tobacco Settlement
$1,020	Rev., 5.50%, 12/01/10	$1,098
1,790	Rev., 5.75%, 12/01/12	1,948
2,000	Rev., 5.75%, 12/01/19	2,143
2,290	Rev., 5.85%, 12/01/13	2,493
3,365	Alabama Public School & College Authority, Capital Improvement Rev., 5.25%, 11/01/11	3,599

		11,281

Alaska — 3.7%
12,940	Alaska Housing Finance Corp., Capital Appreciation, General Mortgage
	Series A, Rev., MBIA, Zero Coupon, 12/01/17	6,416
	Alaska Student Loan Corp.
2,750	Series A, Rev., AMT, AMBAC, 5.75%, 07/01/14	2,858
1,870	Series A, Rev., AMT, AMBAC, 6.20%, 07/01/09	1,911
4,500	Series A, Rev., GTD STD LNS, 5.00%, 06/01/11	4,810
	Four Dam Pool Power Agency, Electrical
1,830	Rev., LOC: Dexia Credit Local, 5.00%, 07/01/22	1,885
1,945	Rev., LOC: Dexia Credit Local, 5.00%, 07/01/23	1,995
1,030	Rev., LOC: Dexia Credit Local, 5.00%, 07/01/24	1,053
2,525	Matanuska-Susitna Boro
	Series D, GO, AMBAC, 5.00%, 04/01/10	2,700
	North Slope Boro
2,700	Series A, GO, MBIA, Zero Coupon, 06/30/08	2,470
1,000	Series A, GO, MBIA, Zero Coupon, 06/30/10	842
6,350	Series A, GO, MBIA, Zero Coupon, 06/30/13	4,654
2,000	North Slope Boro, Capital Appreciation
	Series B, GO, MBIA, Zero Coupon, 06/30/09	1,761

		33,355

Arizona — 2.4%
950	Arizona Housing Finance Authority
	Series 2A, Rev., Adj., GNMA COLL, 5.63%, 07/01/34	970
5,000	Arizona State University
	Series II-R-174, Rev., Adj., FSA, 7.63%, 07/01/09 (m)	5,723
1,865	City of Phoenix, IDA, Single Family Mortgage
	Series 2002-2, Rev., Adj., GNMA/FNMA/FHLMC, 5.95%, 03/01/34	1,893
2,235	Gila County
	COP, 6.40%, 06/01/14 (i)	2,371
1,000	Gila County, IDA, Cobre Valley Community Hospital
	Rev., ACA, 6.00%, 12/01/20	1,073
1,915	Maricopa County, IDA
	Series 2B, Rev., Adj., GNMA/FNMA/FHLMC, 5.95%, 03/01/34	1,944
1,385	Maricopa County, IDA, Multi-Family Housing, Coral Point Apartments Project
	Series B, Rev., Adj., 5.10%, 03/01/28	1,404
	Phoenix Civic Improvement Corp.
1,000	AMT, Junior Lien, Rev., FGIC, 5.50%, 07/01/10	1,033

Principal Amount	Security Description	Value

2,500	AMT, Junior Lien, Rev., FGIC, 5.63%, 07/01/13	2,588
855	Pima County, IDA, Single Family Mortgage
	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 05/01/25	880
1,695	Tucson & Prima Counties, IDA, Single Family Mortgage
	Series 1A, Adj., GNMA COLL, 5.63%, 07/01/34	1,718
	Tucson & Prima Counties, IDA, Single Family Mortgage, Mortgage Backed Securities Program
160	Series 1A, Rev., GNMA/FNMA, 5.70%, 07/01/12	161
105	Series 1A, Rev., GNMA/FNMA, 6.10%, 07/01/22	105

		21,863

Arkansas — 0.2%
300	Arkansas Development Finance Authority, Compound Accretion
	Series 1, Rev., Zero Coupon, 5.25%, 03/01/14	191
950	Arkansas Development Finance Authority, Mortgage Backed Securities Program
	Series E, AMT, GNMA/FNMA, 4.75%, 01/01/20	952
47	Drew County, Public Facilities Board, Single Family Housing
	Series A-2, Rev., FNMA, 7.90%, 08/01/11	48
10	Drew County, Public Facilities Board, Single Family Housing, Privately Insured Mortgage Loans
	Series B, Rev., VEREX, 7.75%, 08/01/11	10
	Jacksonville Residential Housing Facilities Board, Single Family Mortgage
79	Series A-2, Rev., FNMA, 7.90%, 01/01/11	79
1	Series B, Rev., VEREX, 7.75%, 01/01/11	1
87	Lonoke County Residential Housing Facilities Board, Single Family Mortgage
	Series A-2, Rev., FNMA, 7.90%, 04/01/11	89
47	Stuttgart Public Facilities Board, Single Family Mortgage
	Series A, Class A-2, Rev., FNMA, 7.90%, 09/01/11	47

		1,417

California — 4.5%
	California Rural Home Mortgage Finance Authority, Mortgage Backed Securities Program
720	Series D, Rev., Adj., GNMA/FNMA, 7.10%, 06/01/31	724
405	Series D, Rev., GNMA/FNMA, 5.00%, 12/01/11	411
	California State Department of Water Resources
3,000	Series A, Rev., MBIA, 5.25%, 05/01/10	3,259
2,000	Series A, Rev., MBIA-IBC, 5.50%, 05/01/10	2,194
	California Statewide Communities Development Authority, Regulated Linked Pars & Inflos
500	COP, 5.40%, 11/01/05 (p)	500
3,300	Rev., Adj., 8.08%, 11/01/05 (m) (p)	3,306
5,000	California Statewide Communities Development Authority, Poinsettia Apartments
	Series B, Rev., Adj., LIQ: FNMA, 4.75%, 06/15/31	5,218
155	Redondo Beach, Redevelopment Agency, Residential Mortgage
	Series B, Rev., 6.25%, 06/01/11 (i)	153
	State of California
1,375	AMT, Veterans, Series BT, GO, 5.38%, 12/01/16	1,394
5,000	GO, 5.00%, 08/01/22	5,270
2,650	Series D-1, GO, Adj., 2.45%, 05/01/33	2,650
5,000	Series II-R-190, GO, Adj., XLCA-ICR, 9.14%, 02/01/15	6,594
5,290	State of California, Veterans Bond
	Series BG, GO, FSA, 5.15%, 12/01/15	5,521
2,960	Turlock Irrigation District
	Series A, Rev., MBIA, 5.00%, 01/01/15	3,179

		40,373

Principal Amount	Security Description	Value

Colorado — 9.8%
2,300	Arapahoe County, Single Family Mortgage
	Rev., IMI, Zero Coupon, 09/01/10 (p)	1,927
5,030	City of Aurora
	Series A-2, Rev., Zero Coupon, 03/01/13 (p)	2,812
1,920	City of Aurora, McKesson Corp. Project
	Series A, Rev., Adj, 5.38%, 12/01/11	1,921
1,000	City of Erie, Water Enterprise
	Rev., ACA, 5.13%, 12/01/10	1,038
865	Colorado Health Facilities Authority, First Mortgage, Christian Living
	Series A, Rev., 6.40%, 01/01/10 (i)	892
1,445	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single Family Program
	Series C-1, AMT, Rev., Zero Coupon, 11/01/29	387
1,085	Colorado Housing & Facilities Finance Authority, Multi-Family Housing Insured Mortgage
	Series C-3, Rev., FHA, 5.70%, 10/01/21	1,086
	Colorado Housing & Facilities Finance Authority, Multi-Family Project
680	Series C-3, Class I, AMT, Rev., 4.45%, 04/01/11	696
1,030	Series C-3, Class I, AMT, Rev., 4.55%, 10/01/12	1,056
1,020	Series C-3, Class I, AMT, Rev., 4.65%, 10/01/13	1,040
	Colorado Housing & Facilities Finance Authority, Single Family Program
1,530	Rev., FHA, Series C-2, AMT, 7.05%, 04/01/31	1,580
465	Series B-2, Rev., MBIA-IBC, 6.80%, 04/01/30	479
2,500	Countrydale Metropolitan District
	GO, Adj., LOC: Compass Bank, 3.50%, 12/01/32	2,496
	Denver City & County
4,990	ROL II-R-98-A, Rev., Adj., FSA, 8.09%, 05/15/09 (m)	5,799
3,000	Series A, Rev., AMBAC, 5.63%, 06/01/35	3,194
5,000	Series A, Rev., AMBAC, 6.00%, 11/15/10	5,533
5,000	Series A, Rev., AMBAC, 6.00%, 11/15/12	5,529
9,000	Series A, Rev., AMBAC, 6.00%, 11/15/14	9,953
	Denver City & County, Capital Appreciation, Single Family Mortgage
1,000	Series A, Rev., MGIC, Zero Coupon, 07/01/10	780
9,850	Series A, Rev., MGIC, Zero Coupon, 07/10/14	6,267
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus
285	Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.00%, 05/01/27	288
725	Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.15%, 11/01/34	729
230	Series A, Rev., Adj., GNMA/FNMA/FHLMC COLL, 7.30%, 11/01/31	231
1,000	Denver City & County, Special Facilities, Rental Car Project
	Series A, Rev., MBIA, 6.00%, 01/01/13	1,080
5,660	Douglas County, School District No. Re-1
	Series 163, GO, Adj., MBIA, 6.93%, 06/15/09 (m)	6,632
650	El Paso County
	Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.20%, 11/01/25	651
1,870	El Paso County School District No. 11, Colorado Springs
	GO, 7.13%, 12/01/19	2,410
2,500	Englewood, Multi-Family Housing, Marks Apartments Project
	Rev., 6.65%, 12/01/26	2,577
3,500	Mesa County, Residential
	Rev., Zero Coupon, 12/01/11 (p)	2,783

Principal Amount	Security Description	Value

10,000	Metropolitan Football Stadium District, Sales Tax Capital Appreciation
	Series A, Rev., MBIA, Zero Coupon, 01/01/07 (m)	9,628
6,960	Northern Metropolitan District, Adams County
	GO, MBIA-IBC, 6.50%, 12/01/16	7,435

		88,909

Connecticut — 1.6%
	City of Stamford, Housing Authority, Rippowam Park Apartments Project
4,350	Rev., 6.25%, 10/01/19 (m)	4,574
9,200	Rev., 6.38%, 10/01/29	9,674

		14,248

Delaware — 0.1%
1,165	Delaware State Housing Authority, Single Family Mortgage
	Series A-1, Rev., AMBAC, 5.17%, 01/01/30	1,179

District of Columbia — 2.0%
	District of Columbia
11,840	COP, AMBAC, 5.25%, 01/01/13	12,825
1,000	Series A, GO, AMBAC, 5.38%, 06/01/10	1,054
1,000	Series B, GO, FGIC, 5.25%, 06/01/15	1,080
2,895	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds
	Rev., 5.20%, 05/15/08	2,988

		17,947

Florida — 5.4%
	Capital Projects Finance Authority, Capital Projects Loan Program
2,385	Series F-1, Rev., MBIA, 5.50%, 10/01/13	2,590
2,880	Series F-1, Rev., MBIA, 5.50%, 10/01/14	3,112
2,860	Capital Trust Agency, Seminole Tribe Convention
	Series C, Rev., ACA, 6.00%, 10/01/17	3,094
5,000	City of Tampa
	Rev., FSA, 5.00%, 10/01/17	5,426
4,000	Collier County School Board
	COP, FSA, 5.25%, 02/15/21	4,472
630	Florida Housing Finance Corp, Homeowner Mortgage
	Series 2, AMT, Rev., MBIA, 4.75%, 07/01/19	632
4,720	Florida State Board of Education
	Rols RR-II-R-235, GO, Adj., 7.12%, 06/01/10	5,415
6,325	Fort Pierce Utilities Authority
	Rols RR-II-R-241-4, Rev., Adj., AMBAC, 7.12%, 10/01/16	7,396
	Highlands County Health Facilities Authority, Adventis Health
1,000	Series A, Rev., Adj., 5.00%, 11/15/17 (m)	1,055
2,500	Rev., Adj., 3.95%, 11/15/32	2,473
2,500	Miami Health Facilities Authority
	Rev., Adj., AMBAC, 7.77%, 08/15/15	2,557
2,900	Miami-Dade County, Special Obligation
	Sub-Series A, Rev., MBIA, Zero Coupon, 10/01/16	1,703
2,045	Orange County, Housing Finance Authority
	Series B, Rev., AMT, GNMA/FNMA, 5.40%, 09/01/32	2,117
	Palm Beach County, North County Courthouse Projects
1,000	Rev., 5.00%, 12/01/11	1,085
1,195	Rev., 5.00%, 12/01/12	1,303
1,100	Pompano Beach, Water & Sewer
	Rev., FGIC, 5.50%, 07/01/16	1,155
	Santa Rosa Bay Bridge Authority, Capital Appreciation

Principal Amount	Security Description	Value

1,320	Rev., ACA MBIA, Zero Coupon, 07/01/08	1,203
1,625	Rev., ACA MBIA, Zero Coupon, 07/01/09	1,425
1,535	Rev., ACA-CBI-MBIA-IBC, Zero Coupon, 07/01/12	1,191

		49,404

Georgia — 2.0%
1,500	City of Atlanta, Airport Facilities
	Series A, Rev., AMBAC, 6.50%, 01/01/08 (p)	1,611
	Dallas County, Legacy at Dallas Project
440	Series A, Rev., 5.35%, 12/01/27 (i)	264
785	Series A, Rev., 5.45%, 12/01/35 (i)	471
2,805	Series A, Rev., 5.60%, 12/01/43 (i)	1,683
5,000	De Kalb County, Housing Authority, Friendly Hills Apartments
	Series A, Rev., FHA, 7.05%, 01/01/39	5,321
1,000	Fulton County, Building Authority, Capital Appreciation, Judicial Center Project
	Rev., Zero Coupon, 01/01/10	864
1,765	Fulton County, Housing Authority Multi-Family, Capital Appreciation, Judicial Center Project
	Series A, Rev., 6.30%, 07/01/06 (p)	1,898
5,500	Municipal Electric Authority
	Rols RR-II-R-253, Rev., Adj., AMBAC, 7.12%, 01/01/26	6,058

		18,170

Hawaii — 0.2%
885	City & County of Honolulu, Smith-Beretania
	Series 8A, GO, MBIA-FHA, 4.80%, 01/01/12	885
970	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas
	Rev., GNMA, 5.00%, 07/20/11	980

		1,865

Idaho — 0.4%
1,975	Idaho Housing & Finance Association
	Series A, Class III, Rev., 5.55%, 07/01/20	2,012
	Idaho Housing & Finance Association, Single Family Mortgage
205	Series D, Rev., FHA, 6.45%, 07/01/14	211
250	Series E-2, Rev, 5.95%, 07/01/14	251
440	Series H, Rev., FHA, 6.05%, 07/01/14	455
440	Sub Series A, Rev., FHA, 5.35%, 07/01/11	441

		3,370

Illinois — 3.1%
4,450	Chicago Heights
	Series A, GO, FGIC, 5.65%, 12/01/16	4,758
1,000	Chicago O’Hare International Airport, Second Lien Passenger Facilities
	Series A, Rev., AMT, AMBAC, 5.50%, 01/01/09	1,063
635	City of Chicago
	Series D, AMT, Rev., GNMA/FNMA, 5.75%, 10/01/34	672
3,000	City of Chicago, City Colleges Capital Improvement
	GO, FGIC, 6.00%, 01/01/10	3,311
100	City of Chicago, Midway Airport
	Series A, Rev., FSA, 5.13%, 01/01/26	103
	City of Chicago, Single Family Mortgage
295	Series B, Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.00%, 04/01/26	295
2,135	Series B, Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.00%, 10/01/33	2,153
250	Series C, Rev., MBIA-IBC, 7.00%, 03/01/32	253

Principal Amount	Security Description	Value

3,500	City of Peru, Construction Freightways Corp. Project
	Series B, Rev., 5.25%, 01/01/04 (i)	198
2,660	Cook County, Community High School District No. 219-Niles Township
	GO, FGIC, 5.88%, 12/01/10 (p)	2,980
2,745	DeKalb & Ogle Counties, Community College District No. 523
	GO, FSA, 5.75%, 02/01/13	3,001
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place
3,430	Series A, Rev., GNMA, 6.50%, 07/20/15	3,836
4,465	Series A, Rev., GNMA, 6.60%, 07/20/21	4,984
120	Peoria, Moline & Freeport, Single Family Collateral Mortgage
	Series A, Rev., GNMA COLL FHA/VA MTGS, 7.60%, 04/01/27	122

		27,729

Indiana — 2.4%
2,000	City of Indianapolis, Local Public Improvements Bond Bank
	Series A, FSA, 6.50%, 01/01/08	2,143
	City of Indianapolis, Multi-Family Housing, Turtle Creek, North Apartments
395	Series A, Rev., GNMA, 3.40%, 12/20/09	389
550	Series A, Rev., GNMA, 4.15%, 12/20/14	543
700	Series A, Rev., GNMA, 4.38%, 12/20/19	692
2,000	Indiana Development Finance Authority, Southern Indiana Gas & Electric
	Series C, Rev., AMT, Adj., 5.00%, 03/01/30	2,010
5,000	Indiana Housing & Community Development Authority
	Series B-2, Rev., GNMA/FNMA, 5.00%, 07/01/36	5,244
	Indiana Housing Finance Authority, Single Family Mortgage
1,055	Series A-1, Rev., GNMA/FNMA, 5.10%, 01/01/17	1,070
655	Series A-2, Rev., AMT, FHA, 6.45%, 07/01/14	661
3,130	Indiana Housing Finance Authority, Toll Road
	Rev., 6.00%, 07/01/15	3,192
4,550	Indiana Transportation Finance Authority, Highway, Unrefunded Balance
	Series A, Rev., AMBAC, 5.75%, 06/01/12	5,132
4,900	Town of Fremont, Consolidated Freightways Corp. Project
	Rev., 5.25%, 05/01/04 (d) (i)	279

		21,355

Kansas — 2.7%
	Butler County, Public Building Commission
2,055	Rev., MBIA, 4.50%, 10/01/20	2,091
2,045	Rev., MBIA, 4.50%, 10/01/21	2,070
1,905	City of Wichita, Hospital Facilities Improvement
	Rev., 6.75%, 11/15/14	2,136
1,035	Kansas Development Finance Authority, Multi-Family Housing, Lom Vista Apartments
	Series O, Rev., GNMA COLL, 6.50%, 06/20/34	1,116
	Sedgwick & Shawnee Counties
2,000	Series A-3, Rev., GNMA/FNMA, 5.50%, 06/01/28	2,129
1,000	Series A-3, Rev., GNMA/FNMA, 5.65%, 06/01/37	1,086
	Sedgwick & Shawnee Counties, Mortgage-Backed Securities Program
1,675	Series A, Rev., Adj., GNMA/FNMA, 5.25%, 06/01/28	1,682
1,760	Series A, Rev., Adj., GNMA/FNMA COLL, 6.05%, 06/01/27	1,879
3,690	Series A-4, Rev., Adj., GNMA/FNMA COLL, 5.65%, 06/01/28	3,756
3,255	Series B-2, AMT, Rev., Adj., GNMA/FNMA COLL, 6.45%, 12/01/33	3,390
55	Sedgwick & Shawnee Counties, Single Family Mortgage, Capital Appreciation
	Rev., MBIA FHA, Zero Coupon, 10/01/16	18

Principal Amount	Security Description	Value

2,690	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program
	Series B-3, Rev., Adj., GNMA/FNMA, 5.75%, 12/01/34	2,892

		24,245

Kentucky — 1.3%
	Kentucky Economic Development Finance Authority, Norton HealthCare, Inc.
10,475	Series B, Rev., MBIA, Zero Coupon, 10/01/06	10,175
1,615	Series C, Rev., MBIA, Zero Coupon, 10/01/06	1,646
345	Meade County, PCR, Olin Corp. Project
	Rev., 6.00%, 07/01/07 (i)	345

		12,166

Louisiana — 4.1%
	Calcasieu Parish Public Transportation Authority
450	Series A, Rev., GNMA/FNMA, 5.00%, 04/01/28	462
630	Series A, Rev., GNMA/FNMA, 5.55%, 04/01/12	656
5,310	City of Lafayette, Public Power Authority Electric
	Rols RR-II-246-2, Rev., Adj., AMBAC, 7.12%, 11/01/10	5,990
3,095	City of Shreveport
	Series A, GO, FGIC, 6.00%, 05/01/09	3,362
	Jefferson Parish Home Mortgage Authority, Single Family Mortgage
1,115	Series B-1, Rev., Adj., GNMA/FNMA COLL, 6.65%, 12/01/33	1,161
6,655	Series C, Rev., GNMA/FNMA, 4.50%, 12/01/24	6,478
595	Series C-1, Rev., GNMA/FNMA, 7.00%, 06/01/29	600
	Louisiana Energy & Power Authority
4,460	Rev., FSA, 5.75%, 01/01/11	4,904
4,320	Rev., FSA, 5.75%, 01/01/12	4,792
2,290	Rev., FSA, 5.75%, 01/01/13	2,557
	Louisiana Housing Finance Agency, Single Family Access Program
175	Series B, Rev., GNMA/FNMA COLL, 8.00%, 03/01/25	178
1,310	Series D-2, AMT, Rev., GNMA/FNMA, 7.05%, 06/01/31	1,316
200	Louisiana Public Facilities Authority Hospital, Franciscan Missionaries
	Series C, Rev., FSA, 5.00%, 07/01/28	202
60	Louisiana Public Facilities Authority, Single Family Mortgage
	Series B, Rev., GNMA/FNMA, 5.75%, 08/01/31	62
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium
	Series B, Rev., FGIC, 5.25%, 07/01/16	1,055
	St. Tammany Parish Hospital Service District No. 2
540	Series B, GO, RADIAN, 5.25%, 03/01/11	572
515	Series B, GO, RADIAN, 5.25%, 03/01/12	547
475	St. Tammany Parish Public Trust Financing Authority, Christwood Project
	Rev., 5.70%, 11/15/18 (i)	486
2,000	State of Louisiana
	Series A, GO, MBIA, 5.00%, 08/01/10	2,133

		37,513

Maine — 0.3%
2,375	Maine State Housing Authority, Single Family Housing
	Series C-2, AMT, Rev., AMBAC, 6.15%, 11/15/17	2,429

Maryland — 0.6%
640	Baltimore County, Multi-Family Housing, Compound Interest
	Series A, Rev., FHA, Zero Coupon, 09/01/24	232
2,000	City of Baltimore, Port Facilities
	Rev., Adj., 6.50%, 12/01/10	2,116

Principal Amount	Security Description	Value

5,610	Prince Georges County, Housing Authority, Mortgage, Capital Appreciation, Foxglenn Apartments
	Series A, Rev., GNMA COLL, Zero Coupon, 05/20/22	2,185
505	Prince Georges County, Housing Authority, Single Family Mortgage
	Series A, AMT, Rev., Adj., GNMA/FNMA/FHLMC, 5.60%, 12/01/34	511

		5,044

Massachusetts — 1.0%
1,795	Massachusetts Educational Financing Authority, Educational Loan
	Series E, Rev., AMBAC, 4.60%, 01/01/10	1,835
2,500	Massachusetts Housing Finance Agency, Multi-Family Housing
	Series A, Rev., AMBAC, 6.40%, 12/01/15	2,571
100	Massachusetts Housing Finance Agency, Single Family Housing
	Series 21, Rev., Adj., 7.13%, 06/01/25	100
1,275	Massachusetts Industrial Finance Agency, University Commons Nursing
	Series A, Rev., FHA, 6.55%, 08/01/18	1,398
	New Bedford Housing Authority, Capital Funding Program
675	Series A, Rev., 3.40%, 10/01/11	671
700	Series A, Rev., 3.60%, 10/01/12	699
725	Series A, Rev., 3.75%, 10/01/13	725
750	Series A, Rev., 3.90%, 10/01/14	754

		8,753

Michigan — 1.0%
	Clawson City School District
1,455	GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,588
1,605	GO, MBIA Q-SBLF, 5.00%, 05/01/17	1,733
	Michigan State Building Authority, Facilities Program
4,000	Series I, Rev., 5.00%, 10/15/12	4,263
	Utica Community Schools, Building & Site
1,300	GO, FGIC Q-SBLF, 5.00%, 05/01/12	1,410

		8,994

Minnesota — 0.4%
680	Blaine IDR, Consolidated Freightways Corp. Project
	Rev., 5.15%, 01/01/04 (i)	39
1,625	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project
	Rev., 6.10%, 09/01/19	1,659
261	Minneapolis Residual Interest, Convention Capital Appreciation Mortgage
	Rev., 7.00%, 10/01/12	261
1,420	Minnesota Housing Finance Agency, Single Family Mortgage
	Series A, Rev., GO OF AGY, 5.75%, 07/01/18	1,452

		3,411

Mississippi — 0.7%
6,400	Mississippi Higher Education Assistance Corp., Student Loan
	Series B-3, Rev., GTD STD LNS, 5.45%, 03/01/10	6,647

Missouri — 1.3%
915	Cameron Community Hospital, IDA
	Rev., ACA, 6.25%, 12/01/12	1,004
2,570	City of Kansas, Streetlight Project
	Series B, GO, 5.13%, 02/01/17	2,654
1,235	City of St. Louis, Lambert-St. Louis International Airport
	Series A, Rev., FSA, 5.00%, 07/01/09	1,310
	Missouri Housing Development Commission, AMT, Single Family Homeowner Mortgage

Principal Amount	Security Description	Value

265	Series B-1, Rev., GNMA/FNMA COLL, 6.15%, 03/01/20	269
330	Series B-1, Rev., MBIA-IBC, 7.45%, 09/01/31	334
830	Series C-1, Rev., GNMA/FNMA, 7.15%, 03/01/32	865
2,995	St. Louis County, Housing Authority, Oakmont Hathaway & Brighton
	Series A, Rev., LIQ: FNMA, 4.55%, 05/01/31	3,109
2,000	University City, IDA, Multi-Family Housing, Oak Forest Apartment Project
	Rev., Adj., LOC: Sumitomo Bank Ltd., 7.38%, 03/01/21	2,032

		11,577

Montana — 0.2%
1,420	Montana State Housing Board, Single Family Mortgage
	Series B-2, AMT, Rev., 6.00%, 12/01/29	1,449

Nebraska — 0.9%
3,000	Lancaster County, IDR, Archer-Daniels-Midland Co. Project
	Rev., 5.90%, 11/01/07	3,059
5,000	Nebraska Public Power District
	Rols RR-II-R-209, Rev., Adj., MBIA, 7.63%, 01/01/12	5,521

		8,580

Nevada — 0.8%
1,900	City of Las Vegas, Special Improvement District No. 707, Special Assessment
	Series A, FSA, 5.40%, 06/01/14	2,028
3,000	Director of the State Department Business & Industrial Waste Disposal, Waste Management, Income Project
	Rev., Adj., 3.30%, 10/01/14	2,975
1,455	Nevada Housing Division, Multi-Unit Housing, Citivista Project, AMT
	Series A-1, Rev., FNMA, 5.45%, 10/01/15	1,508
	Nevada Housing Division, Single Family Mortgage
270	Series A-1, Rev., 5.20%, 04/01/11	271
100	Series B-1, AMT, Rev., 6.00%, 04/01/10	101
95	Series C, Rev., FHA/VA/PRIV MTGS, 6.60%, 04/01/14	96

		6,979

New Jersey — 3.1%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee
	Rev., AMBAC, 5.00%, 01/01/15	2,480
3,000	New Jersey Economic Development Authority, School Facilities Construction
	Series O, Rev., 5.25%, 03/01/14	3,289
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems
1,295	Rev., RADIAN, 5.00%, 07/01/10	1,373
1,355	Rev., RADIAN, 5.00%, 07/01/11	1,444
	New Jersey Transportation Trust Fund Authority, Transportation Systems
10,000	Series C, Rev., MBIA, 5.25%, 06/15/15	11,066
7,500	Rols RR-II-R-149, Rev., Adj., AMBAC, 7.64%, 12/15/08 (m)	8,445

		28,097

New Mexico — 1.0%
	New Mexico Educational Assistance Foundation, Student Loan Program
985	1st Sub Series A-2, Rev., GTD, 6.20%, 11/01/08	997
590	1st Sub Series A-2, Rev., GTD, 6.30%, 11/01/09	598
	New Mexico Mortgage Finance Authority, Single Family Mortgage
235	Series A-2, AMT, Rev., GNMA/FNMA/FHLMC COLL, 6.05%, 07/01/16	236
100	Series A-2, Rev., GNMA/FNMA COLL, 4.60%, 09/01/29	100
5,530	Series C-2, AMT, Rev., FNMA/GNMA, 4.70%, 09/01/33	5,646
1,250	Series E-2, AMT, Rev., GNMA/FNMA/FHLMC COLL, 6.80%, 03/01/31	1,324

		8,901

Principal Amount	Security Description	Value

New York — 3.6%
	City of New York
2,000	Series A, GO, 5.25%, 08/01/10	2,082
5,000	Series C, GO, 5.50%, 08/01/13	5,515
	City of New York, Unrefunded Balance
2,015	Series A, GO, 5.25%, 11/01/08	2,139
1,000	Series B, GO, 5.25%, 08/01/10	1,042
2,085	Series C, GO, XLCA-ICR, 5.50%, 11/15/10	2,199
1,095	Hempstead Town, Industrial Development Agency, Adelphi University Civic Facilities
	Rev., 5.25%, 02/01/10	1,165
	Islip Resource Recovery Agency, 1985 Facility
1,000	Series F, Rev., FSA, 5.00%, 07/01/12	1,062
2,140	Series F, Rev., FSA, 5.00%, 07/01/13	2,261
1,365	Monroe County, Airport Authority, Greater Rochester International
	Rev., MBIA, 5.25%, 01/01/12	1,465
	New York State Dormitory Authority, Jewish Board of Family & Children
1,050	Rev., AMBAC, 5.00%, 07/01/10	1,123
1,100	Rev., AMBAC, 5.00%, 07/01/11	1,183
1,150	Rev., AMBAC, 5.00%, 07/01/12	1,243
5,000	New York State Thruway Authority
	Series B, Rev., AMBAC, 5.00%, 04/01/19	5,379
3,000	New York State Urban Development Corp.
	Series A, Rev., 5.25%, 01/01/21	3,169
1,675	Tobacco Settlement Financing Corp, Asset Backed
	Series B-1, Rev., XLCA-ICR, 4.00%, 06/01/12	1,720

		32,747

North Carolina — 0.1%
770	Asheville Housing Authority, Multi-Family, Battery Park Apartment
	Series A, Rev., GNMA, 3.90%, 08/20/15	745
500	North Carolina Housing Finance Agency, Home Ownership
	Series 8-A, Rev., AMT, 5.95%, 01/01/27	511

		1,256

North Dakota — 0.0% (g)
470	North Dakota State Housing Finance Agency, Housing Finance Program
	Series A, Rev., 6.00%, 07/01/17	485

Ohio — 5.8%
6,000	City of Akron, Municipal Baseball Stadium Project
	COP, 6.90%, 12/01/06 (p)	6,380
2,750	City of Cleveland, First Mortgage
	Series 1, Rev., MBIA, 5.13%, 11/15/18	2,857
1,900	Cleveland-Cuyahoga County Port Authority, Port Development of Cleveland
	Series A, Rev, 5.38%, 05/15/18	1,929
1,320	Cleveland-Cuyahoga County, Port Authority, Cleveland City Project
	Series B, Rev., 4.50%, 05/15/30	1,321
1,675	Cleveland-Cuyahoga County, Port Authority, Port Capital Improvement Project
	Series A, Rev., 5.38%, 05/15/19	1,692
	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bond Fund
590	Series 1, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/16	617
1,055	Series A, Rev., 6.20%, 05/15/22	1,115
2,000	Series C, Rev., 5.25%, 11/15/15	2,053

Principal Amount	Security Description	Value

1,015	Cleveland-Cuyahoga County, Port Authority, Port Development C & P Docks Project
	Series 1, Rev., 6.00%, 03/01/07 (p)	1,044
	Cuyahoga County, Multi-Family Housing, Carter Manor
300	Rev., GNMA, 3.25%, 09/20/09	299
550	Rev., GNMA, 4.00%, 09/20/14	540
	Dublin City School District, Capital Appreciation
2,885	GO, FGIC, Zero Coupon, 12/01/13	2,080
3,580	GO, FGIC, Zero Coupon, 12/01/14	2,442
1,065	Lucas County, Swan Creek Apartments Project
	Series A, Rev., GNMA, 5.95%, 12/20/21	1,132
2,500	Montgomery County, Care Facilities, Mary Scott Project
	Series A, Rev., GNMA COLL, 6.55%, 09/20/32	2,834
4,500	Montgomery County, Hospital Improvement, Kettering Medical Center
	Rev., MBIA, 5.63%, 04/01/16	4,643
1,000	Ohio Air Quality Development Authority, Cleveland Pollution Control
	Series B, Rev., Adj., 3.75%, 10/01/30	1,001
320	Ohio Housing Finance Agency, AMT, Residential
	Series B, Rev., GNMA COLL, 4.65%, 09/01/20	322
2,400	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities
	Series C, Rev., GNMA, 4.63%, 09/01/31	2,417
2,000	Ohio State Higher Education Capital Facilities
	Series II-A, Rev., 5.50%, 12/01/09	2,174
	RiverSouth Authority, Area Redevelopment
2,430	Series A, Rev., 5.00%, 12/01/16	2,636
1,135	Series A, Rev., 5.25%, 12/01/15	1,260
1,000	State of Ohio, Mortgage
	Rev., FHA, 6.20%, 08/01/17	1,038
	Summit County, Port Authority, Eastland Woods Project
290	Series A, Rev., FHA, 3.25%, 12/20/09	285
425	Series A, Rev., FHA, 4.00%, 12/20/14	416
580	Series A, Rev., FHA, 4.35%, 12/20/19	571
1,020	Series A, Rev., FHA, 4.75%, 12/20/26	1,022
	Toledo Lucas County, Port Authority Development, Northwest Ohio Bond Fund
815	Series C, AMT, Rev., 6.00%, 05/15/11	864
930	Series E, Rev., 6.10%, 11/15/10	972
455	Series F, Rev., 6.00%, 11/15/07	467
	Toledo Lucas County, Port Authority Development, Northwest Ohio Bond Fund, Oracle
1,590	Series C, 5.35%, 11/15/12	1,653
795	Series C, AMT, Rev., 4.35%, 11/15/07	806
500	Upper Arlington City, School District
	GO, FSA, 5.00%, 12/01/22	532
1,710	Upper Arlington City, School District, Capital Appreciation
	GO, FSA, Zero Coupon, 12/01/14	1,166

		52,580

Oklahoma — 0.9%
1,205	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage Backed Securities Program
	Series A, Rev., Adj., GNMA COLL, 6.70%, 09/01/32	1,229
2,000	City of Enid, Municipal Authority, Sales Tax and Utility
	Rev., AMBAC, 4.50%, 02/01/10	2,070

	Principal Amount	Security Description	Value

	2,500	Oklahoma County Home Finance Authority, Mortgage Backed Securities
		Series A-2, Rev., GNMA, 5.70%, 04/01/36	2,670
	2,000	Oklahoma Development Finance Authority, Hillcrest Healthcare System
		Series A, Rev., 5.63%, 08/15/09 (p)	2,181

			8,150

Oregon — 2.9%
		Clackamas County, School District No. 62, Oregon City
	2,215	GO, SCH BD GTY, 5.50%, 06/15/10	2,425
179162DN9, 179162DP4	9,835	GO, SCH BD GTY, 6.00%, 06/15/10 (p)	10,989
	365	IDK Partners III Trust
		5.10%, 08/01/23	366
	1,975	Keizer Urban Renewal Agency, North River Economic, Tax Allocation
		Series A, 5.00%, 12/01/12	2,072
	5,410	Multnomah & Yamill Counties School District No. 1J
		Series 171, Adj., MBIA, 6.93%, 06/01/12 (m)	6,208
	2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments
		Series A, Rev., LOC: Bank of the West, 5.10%, 11/01/32	2,639
	1,890	Oregon State, Department of Administrative Services, Education Project
		Series A, Rev., FSA, 5.25%, 04/01/11	2,024

			26,723

Other Territory — 6.1%
		Multi-Family Housing, Bond Pass Through Certificates
	1,430	Series 2000-2, Rev., Adj., 6.00%, 11/01/33	1,477
	2,905	Series 2000-3, Rev., Adj., 6.00%, 11/01/33	3,000
	1,830	Series 2000-4, Rev., Adj., 6.00%, 11/01/33	1,890
	2,525	Series 7, Rev., Adj., 5.85%, 05/01/35	2,610
	2,450	Multi-Family Housing, Bond Pass Through Certificates, Bent Tree
		Series 3, Rev., 6.00%, 05/01/34	2,677
	1,520	Multi-Family Housing, Bond Pass Through Certificates, Grand Reserve Apartments of Texas
		Series 8, Rev., Adj., 5.95%, 11/01/35	1,573
	3,160	Multi-Family Housing, Bond Pass Through Certificates, Lakewood Jefferson County
		Series 6, Rev., 5.75%, 11/01/34	3,364
	1,980	Multi-Family Housing, Bond Pass Through Certificates, Manzano Mesa Apartments
		Series 2, Rev., Adj., 5.95%, 11/01/34	2,047
	2,845	Multi-Family Housing, Bond Pass Through Certificates, Meridian TDHCA
		Series 9, Rev., 5.85%, 11/01/34	3,050
	2,365	Multi-Family Housing, Bond Pass Through Certificates, North Oak Crossing
		Series 11, Rev., Adj., 5.75%, 11/01/34	2,460
	2,018	Multi-Family Housing, Bond Pass Through Certificates, Park Row in Houston
		Series 14, 5.75%, 11/01/34	2,149
	2,370	Multi-Family Housing, Bond Pass Through Certificates, Ranch View
		Series 5, Rev., 6.00%, 05/01/34	2,589
	2,450	Multi-Family Housing, Bond Pass Through Certificates, Silverton
		Series 4, Rev., 6.00%, 05/01/34	2,677
	2,630	Multi-Family Housing, Bond Pass Through Certificates, Skyway Villas TDHCA
		Series 7, Rev., 5.95%, 11/01/34	2,839
	1,355	Multi-Family Housing, Bond Pass Through Certificates, Stanford Arms
		Series 17, Rev., 5.75%, 11/01/34	1,442

Principal Amount	Security Description	Value

1,925	Multi-Family Housing, Bond Pass Through Certificates, Sterling Park in Adams Center
	Series 13, Rev., 5.80%, 11/01/34	2,007
1,800	Multi-Family Housing, Bond Pass Through Certificates, Stonecrest-Dekalb County
	Series 8, Rev., 5.90%, 11/01/34	1,876
2,180	Multi-Family Housing, Bond Pass Through Certificates, Tierra Antigua
	Series 15, Rev., 5.75%, 11/01/34	2,251
3,250	Multi-Family Housing, Bond Pass Through Certificates, Town Center Villas
	Series 12, Adj., 5.80%, 11/01/34	3,402
1,665	Multi-Family Housing, Bond Pass Through Certificates, Valencia Apartments of Bernalilo
	Series 2, Rev., 5.85%, 05/01/34	1,734
2,825	Multi-Family Housing, Bond Pass Through Certificates, Western Groves Apartments of Arizona
	Series 4, Rev., Adj., 5.80%, 11/01/34	2,907
2,860	Multi-Family Housing, Bond Pass Through Certificates, Wildwood TDHCA
	Series 10, 5.85%, 11/01/34	3,066
1,955	Multi-Family Housing, Bond Pass Through Certificates, Woodward Gables
	Series 16, Rev., 5.60%, 11/01/34	2,005

		55,092

Pennsylvania — 1.2%
1,700	City of Philadelphia
	Series A, GO, XLCA, 5.00%, 02/15/12	1,827
	Pennsylvania Housing Finance Agency, AMT, Single Family Mortgage
1,280	Series 47, Rev., 6.75%, 10/01/08	1,342
1,365	Series 47, Rev., 6.75%, 10/01/09	1,444
1,455	Series 47, Rev., 6.75%, 10/01/10	1,546
1,015	Series 64, Rev., Zero Coupon, 04/01/30	885
2,500	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services
	Series A, Rev., MBIA, 5.70%, 11/15/11	2,761
370	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project
	Series E, Rev., 4.70%, 07/01/13	371
320	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project
	Series A, Rev., 4.70%, 07/01/13	321
300	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project
	Series C, Rev., 4.70%, 07/01/13	301

		10,798

Puerto Rico — 1.8%
3,460	Children’s Trust Fund
	Series 149, Rev., Adj., 8.43%, 07/01/08 (m) (p)	4,144
	Commonwealth of Puerto Rico, Public Improvement
2,000	Series C, GO, Adj., 5.00%, 07/01/18	2,080
10,000	Series C, GO, Adj., RADIAN-IBC, 5.00%, 07/01/18	10,462

		16,686

South Carolina — 0.5%
4,000	South Carolina Economic Development Authority, Republic Services, Inc. Project
	Rev., Adj., 3.25%, 04/01/34	3,965
200	South Carolina Resource Authority, Local Government
	Series A, Rev., 7.25%, 06/01/20	200

		4,165

South Dakota — 0.4%
	South Dakota Housing Development Authority, Home Ownership Mortgage
1,550	Series D, Rev., 4.80%, 05/01/11	1,633
1,950	Series D, Rev., 4.90%, 05/01/12	2,059

		3,692

Principal Amount	Security Description	Value

Tennessee — 1.6%
770	City of Bristol, Industrial Development Board, Multi-Family Housing, Shelby Heights Apartments Project
	GO, FSA, 6.10%, 03/01/12	791
3,000	City of Memphis, General Improvement
	GO, 5.25%, 04/01/08 (p)	3,183
1,620	Humphreys County, Industrial Development Board, E.I. Dupont Denemours & Co. Project
	Rev., 6.70%, 05/01/24	1,661
3,425	Knox County, Health Educational & Housing Facilities Board, Eastowne Village Project
	Rev., Adj., LIQ: Fannie Mae, 4.90%, 06/01/31	3,511
1,100	Municipal Energy Acquisition Corp., Gas
	Rev., FSA, 4.13%, 03/01/09	1,133
2,000	Tennergy Corp., Gas
	Rev., MBIA, 5.00%, 06/01/09	2,118
1,750	Tennessee Housing Development Agency, Single Family Housing, Homeownership Program 3
	AMT, GO, 5.30%, 07/01/10	1,835

		14,232

Texas — 5.8%
1,925	Brazos River Authority, Utilities Electricity Co.
	Series B, Rev., Adj., 5.05%, 06/01/30	1,943
	City of Arlington, Housing Finance Corp., Single Family
1,450	Rev., Adj., GNMA/FNMA, 6.40%, 06/01/34	1,487
170	Rev., Adj., GNMA/FNMA, 6.40%, 06/01/27	171
	City of Arlington, Housing Finance Corp., Single Family, Various Mortgage
890	Rev., Adj., 6.40%, 06/01/34	894
585	Rev., Adj., 6.40%, 06/01/27	588
4,000	City of El Paso, Independent School District, Capital Appreciation
	GO, PSF-GTD, Zero Coupon, 08/15/12	2,896
1,945	City of Tyler, Health Facilities Development Corp., East Texas Medical Center
	Series D, Rev., Adj, FSA, 5.38%, 11/01/27	2,075
550	Galveston County, Housing Finance Corp., Single Family Mortgage
	Series A, Rev., GNMA/FNMA, 6.20%, 12/01/32	558
195	Galveston Property Finance Authority, Single Family Mortgage
	Series A, Rev., 8.50%, 09/01/11	196
3,000	Grapevine-Colleyville, Independent School District
	GO, PSF-GTD, 8.25%, 06/15/08	3,382
4,885	Harris County, Hospital District
	Rev., MBIA, 5.75%, 02/15/11	5,349
3,345	Harris County, Houston Authority, Capital Appreciation
	Series B, Rev., MBIA, Zero Coupon, 11/15/11	2,557
4,950	Harris County, Sports Authority, Capital Appreciation
	Series B, Rev., MBIA, Zero Coupon, 11/15/14	3,207
830	Houston Housing Finance Corp., Sterlingshire Apartments
	Series A-2, Rev., 4.25%, 11/01/12	809
	Keller Independent School District, Capital Appreciation
1,880	GO, PSF-GTD, Zero Coupon, 08/15/09	1,648
1,750	GO, PSF-GTD, Zero Coupon, 08/15/10	1,471
4,000	State of Texas
	Series B1 & B2, GO, Adj., 9.34%, 09/30/11 (m)	5,127
	Tarrant County, Housing Finance Corp., Single Family Mortgage
1,620	Rev., Adj., GNMA/FNMA, 5.70%, 06/01/34	1,654

Principal Amount	Security Description	Value

1,000	Rev., Adj., GNMA/FNMA, 5.70%, 06/01/27	1,003
980	Texas State Affordable Housing Corp., Single Family Mortgage
	Series 2002-1, Rev., Adj., GNMA/FNMA, 7.10%, 03/01/32	1,004
1,830	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program
	Rev., Adj., GNMA/FNMA COLL, 6.20%, 03/01/32	1,915
	Travis County
2,000	GO, 5.25%, 03/01/18	2,198
9,525	GO, 5.25%, 03/01/19	10,507

		52,639

Utah — 0.2%
750	Utah State Housing Corp., Single Family Mortgage
	Series G, Class I, Rev., 3.10%, 07/01/08	745
825	Utah State Housing Finance Agency, Single Family Mortgage
	Series D-2, Rev., 5.35%, 07/01/18	848
110	Utah State Housing Finance Agency, Single Family Rev.
	Series F, Class II, 6.30%, 07/01/21	110

		1,703

Virginia — 0.8%
	Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Oxford Apartments Project
3,690	Rev., 6.10%, 04/01/26 (i)	3,669
3,500	Rev., 6.25%, 10/01/33 (i)	3,485

		7,154

Washington — 6.1%
2,000	Chelan Public Utilities District No. 1, Chelan Hydro
	Series D, Rev., MBIA, 6.35%, 07/01/28	2,136
2,895	City of Tacoma, Electric Systems
	Rev., FSA, 5.63%, 01/01/09 (p)	3,138
1,000	Energy Northwest Electric Rev., MBIA, 5.00%, 07/01/09	1,060
3,000	Energy Northwest Electric, Project No. 1 Series A, Rev., FSA, 5.50%, 07/01/12	3,317
10,675	Energy Northwest Electric, Project No. 3
	Series B, Rev., MBIA, 5.50%, 07/01/18	11,541
	King County, School District No. 411, Issaquah
3,500	GO, 6.25%, 06/01/10 (p)	3,941
1,650	Klickitat County, Public Utility District No. 1
	Series B, Rev., AMBAC, 5.25%, 12/01/13	1,797
	Quinault Indian Nation, Quinault Beach
5,290	Series A, Rev., ACA, 5.80%, 12/01/15	5,576
1,700	Series A, Rev., ACA, 5.85%, 12/01/12	1,702
1,135	Washington Higher Education Facilities Authority, Gonzaga University Project
	Rev., MBIA, 4.50%, 04/01/09	1,181
2,315	Washington Housing Finance Commission
	Rev., GNMA COLL, 7.00%, 01/01/26	2,539
2,500	Washington Public Power Supply System
	Rev., Adj., FSA, 9.24%, 07/01/11	3,035
1,260	Washington Public Power Supply System, Compound Interest
	Series A, Rev., Zero Coupon, 07/01/07 (p)	1,193

Principal Amount	Security Description	Value

1,720	Washington Public Power Supply System, Nuclear Project No. 1
	Series B, Rev., MBIA, 5.13%, 07/01/16	1,803
	Washington Public Power Supply System, Nuclear Project No. 2
2,500	Series A, Rev., 5.00%, 07/01/12	2,648
4,500	Series A, Rev., 6.30%, 07/01/12	5,201
3,400	Series A, Rev., AMBAC, 5.50%, 07/01/07	3,527

		55,335

Wisconsin — 0.2%
1,350	Badger Tobacco Asset Securitization Corp.
	Rev., 5.75%, 06/01/11	1,462
600	Wisconsin Housing & Economic Development Authority, Home Ownership
	Series E, AMT, Rev., 5.75%, 09/01/27	613

		2,075

	Total Long-Term Investments (Cost $859,280)	872,762

Shares
Short-Term Investments — 4.1%
Investment Companies — 4.1%
436	BlackRock Investment Quality Municipal Fund	7,523
19,390	JPMorgan Tax Free Money Market Fund (b)	19,390
776	Nuveen Premium Income Municipal Fund	10,861

	Total Short-Term Investments (Cost $36,576)	37,774

Total Investments — 100.5% (Cost $895,856)		$910,536
Liabilities in Excess of Other Assets — (0.5)%		(4,930)

Net Assets — 100.0%		$905,606

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted security

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
ACA-CBI	ACA Certificate of Bond Insurance
Adj.	Adjustable. The interest rate shown is the rate in effect at September 30, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GO OF AGY	General Obligation of Agency
GTD	Guaranteed
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
IMI	Investors Mortgage Insurance Company
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MGIC	Mortgage Guaranty Insurance Corporation
MTGS	Mortgages
PCR	Pollution Control Revenue
PRIV MTGS	Private Mortgages
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCH BD GTY	School Bond Guaranty
TDHCA	Texas Department of Housing and Community Affairs
VA	Veterans Administration
VEREX	Verex Assurance Inc.
XLCA	XL Capital Assurance
XLCA-ICR	XL Capital Assurance Insured Custodial Receipts
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,703
Aggregate gross unrealized depreciation	(12,023)

Net unrealized appreciation/depreciation	$14,680

Federal income tax cost of investments	$895,856

JPMorgan Ohio Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 100.0%
Municipal Bonds — 100.0%

Colorado — 1.6%
$2,350	Colorado Housing & Facilities Authority, Capital Appreciation
	Series A, Rev., Zero Coupon, 09/01/14 (p)	$1,626
2,810	El Paso County, Capital Appreciation
	Series A, Rev., Zero Coupon, 05/01/15 (p)	1,876

		3,502

Kansas — 0.7%
1,000	Kansas City, Single Family Municipal Multiplier
	Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	691
1,390	Saline County, Single Family
	Rev., Zero Coupon, 12/01/15 (p)	915

		1,606

Louisiana — 0.4%
1,685	Jefferson Parish Home Mortgage Authority
	Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,020

Missouri — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care
	Series AA, Rev., MBIA, 6.40%, 06/01/10	1,127

Ohio — 95.1%
1,000	Adams County, School District, Adams & Highland County
	GO, MBIA, 5.45%, 12/01/08	1,024
1,000	Akron Community Learning Centers
	Series A, Rev., FGIC, 5.25%, 12/01/19	1,094
	Akron Improvement - Sanitation Sewer System
1,030	Rev., FGIC, 5.38%, 12/01/13	1,152
1,070	Rev., FGIC, 5.50%, 12/01/12	1,202
1,100	Akron Improvement - Various Purpose
	GO, MBIA, 5.00%, 12/01/10	1,188
	Akron Sanitation Sewer System
1,045	Rev., MBIA, 5.30%, 12/01/05	1,049
1,000	Rev., MBIA, 5.65%, 12/01/08	1,040
1,000	Avon Lake, City School District
	GO, FGIC, 5.50%, 12/01/09 (p)	1,105
1,280	Belmont County, Improvement East Ohio Regional Hospital
	Rev., ACA, 5.25%, 01/01/08	1,327
	Bowling Green State University
725	Rev., AMBAC, 5.65%, 06/01/06 (p)	745
1,000	Rev., FGIC, 5.75%, 06/01/10 (p)	1,114
1,095	Butler County Sewer System
	Rev., FGIC, 5.25%, 12/01/09 (p)	1,190

Principal Amount	Security Description	Value

1,250	Butler County Transportation Improvement District
	Series A, Rev., FSA, 5.13%, 04/01/17	1,325
1,500	Cincinnati City School District, School Improvement
	GO, MBIA, 5.38%, 12/01/11 (p)	1,659
	City of Cleveland
1,000	AMT, Series A, Rev., FSA, 5.13%, 01/01/13	1,041
1,015	GO, AMBAC, 5.25%, 12/01/20	1,110
1,000	GO, FGIC, 5.60%, 12/01/10 (p)	1,116
1,000	GO, MBIA, 5.75%, 08/01/11	1,123
1,220	Rev., AMBAC, 5.50%, 11/15/16	1,346
1,000	Series A, Rev., FSA, 5.25%, 01/01/15	1,071
1,000	Series A, Rev., FSA, 5.25%, 01/01/18	1,070
1,160	City of Cleveland, Improvement
	Series I, Rev., FSA, 5.25%, 01/01/08 (p)	1,225
	City of Cleveland, Ohio Public Power Systems, Capital Appreciation, First Mortgage
3,000	Series A, Rev., MBIA, Zero Coupon, 11/15/11	2,397
2,000	Series A, Rev., MBIA, Zero Coupon, 11/15/09	1,741
1,340	City of Cleveland, Unrefunded Balance
	Series I, Rev., FSA, 5.25%, 01/01/11	1,410
1,000	City of Cleveland, Various Purpose
	GO, MBIA, 5.00%, 12/01/10	1,080
2,200	City of Cleveland, Waterworks First Mortgage
	Series G, Rev., MBIA, 5.50%, 01/01/13	2,418
714	City of Columbus, Clintonville II Street Light Assessment
	GO, 4.40%, 09/01/15	721
1,000	City of Columbus, Police-Firemen Disability
	GO, 5.00%, 07/15/08 (p)	1,053
1,000	City of Columbus, Sewer Improvement Bonds
	GO, 6.75%, 09/15/06 (p)	1,029
1,495	City of Newark, Capital Appreciation
	GO, FGIC, Zero Coupon, 12/01/11	1,191
	City of Reading, St. Marys Educational Institute
1,160	Rev., RADIAN, 5.65%, 02/01/12	1,243
1,000	Rev., RADIAN, 5.70%, 02/01/13	1,068
1,000	City of Toledo
	GO, AMBAC, 5.63%, 12/01/06 (p)	1,050
1,355	City of Toledo, School District, School Facilities Improvement
	GO, FSA SD CRED PROG, 5.00%, 12/01/12	1,480
1,000	City of Toledo, Sewer System
	Rev., MBIA, 5.25%, 11/15/13	1,087
2,975	Clermont County Sewer District
	Rev., AMBAC, 5.25%, 08/01/16	3,256
	Cleveland Stadium Project
2,325	Rev., COP, AMBAC, 5.25%, 11/15/10	2,464
5,250	Rev., COP, AMBAC, Zero Coupon, 11/15/11	4,192
900	Cleveland-Cuyahoga County, Port Authority, Port Capital Improvement Project
	Series A, Rev., 5.38%, 05/15/19	909
795	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bond Fund
	Series 1, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/16	831
900	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bottle Supply
	Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.50%, 11/15/21	950
	Cuyahoga County
1,400	Series A, Rev., 6.00%, 01/01/17	1,560
1,000	Series A, Rev., 6.00%, 01/01/20	1,117
2,000	Cuyahoga County, Benjamin Rose Institute Project
	Rev., 5.50%, 12/01/08 (p)	2,150

Principal Amount	Security Description	Value

1,500	Cuyahoga County, Capital Appreciation
	Series A, GO, MBIA, Zero Coupon, 10/01/13	1,093
1,665	Cuyahoga County, Improvement
	Series A, Rev., MBIA-IBC, 5.63%, 01/15/12	1,710
2,250	Cuyahoga County, Improvement, University Hospital Health
	Series A, Rev., MBIA, 5.50%, 01/15/10	2,310
1,000	Cuyahoga County, Metrohealth System
	Series A, Rev., MBIA, 5.13%, 02/15/13	1,044
	Cuyahoga County, Multi-Family Housing, Clifton Plaza
340	Rev., GNMA COLL, 3.40%, 06/20/10	337
540	Rev., GNMA COLL, 4.15%, 06/20/15	538
1,000	Cuyahoga County, University School Project
	Series B, Rev., Adj., LOC: Keybank N.A., 5.30%, 12/01/29	1,063
1,000	Cuyahoga County, Walker Center, Inc.
	Series I, Rev., AMBAC, 5.25%, 01/01/13	1,056
1,500	Dayton City School District, School Facilities Construction & Improvement
	Series D, GO, FGIC, 5.00%, 12/01/11	1,630
1,265	Defiance Waterworks System Improvements
	GO, AMBAC, 5.65%, 12/01/18	1,377
1,000	Delaware County, Sewer System
	GO, 5.60%, 12/01/05 (p)	1,015
1,125	Dublin City School District, School Facilities Construction & Improvement
	GO, 4.50%, 12/01/10	1,188
435	Erie County, Hospital Facilities, Firelands Regional Medical Center
	Series A, Rev., 4.50%, 08/15/07	444
1,250	Franklin County Development, American Chemical Society Project
	Rev., 5.50%, 10/01/12	1,335
1,000	Franklin County, Economic Development, Capitol South Community Urban
	Rev., 5.70%, 06/01/10 (i)	1,050
1,000	Franklin County, Health Care Presbyterian Services
	Rev., 5.50%, 07/01/17	1,028
	Franklin County, Improvement Children’s Hospital Project
1,290	Rev., 5.65%, 11/01/08	1,333
1,065	Rev., 5.75%, 11/01/09	1,101
800	Rev., 5.80%, 11/01/10	827
1,260	Rev., AMBAC, 5.50%, 05/01/11 (p)	1,399
	Franklin County, Online Computer Library Center
1,000	Rev., 5.00%, 04/15/09	1,048
2,000	Series A, Rev., 5.00%, 10/01/16	2,072
1,000	Greater Cleveland Regional Transportation Authority
	GO, FGIC, 5.60%, 12/01/06 (p)	1,040
1,500	Greater Cleveland Regional Transportation Authority, Capital Improvement
	Series R, GO, MBIA, 5.00%, 12/01/08	1,584
1,025	Hamilton County, Convention Facility Authority, Second Lien
	Rev., FGIC, 5.00%, 12/01/17	1,099
1,000	Huron County, Correctional Facility Issue I
	GO, MBIA, 5.70%, 12/01/07 (p)	1,074
1,545	Kings Local School District
	GO, MBIA, 5.00%, 12/01/22	1,641
	Lake County, Building Improvement
1,010	GO, MBIA, 5.00%, 12/01/21	1,077
1,060	GO, MBIA, 5.00%, 12/01/22	1,126
1,400	Lake Local School District, School Improvement
	GO, FSA, 5.00%, 12/01/19	1,503
2,535	Lakota Local School District
	GO, FGIC, 5.10%, 12/01/14 (m)	2,692

Principal Amount	Security Description	Value

1,120	Lebanon City School District, School Construction
	GO, FSA, 5.00%, 12/01/21	1,194
1,930	London City School District, School Facilities Construction & Improvement
	GO, FGIC, 5.25%, 12/01/12	2,108
	Lorain County Hospital, Catholic Healthcare Partners
1,000	Series S, Rev., MBIA, 5.63%, 09/01/12	1,059
1,000	Series S, Rev., MBIA, 5.63%, 09/01/14	1,059
	Lucas County, Hospital, Promedica Healthcare Obligation Group
1,000	Rev., AMBAC, 5.63%, 11/15/13	1,090
1,000	Rev., AMBAC, 5.63%, 11/15/15	1,090
2,430	Lucas County, Multi-Family Housing Neighborhood Properties, Inc. Project
	Rev., LOC: Keybank N.A., 5.20%, 11/01/18	2,494
2,700	Mahoning Valley Sanitation District
	Rev., FSA, 5.13%, 12/15/16 (m)	2,869
2,500	Middleburg Heights, Southweast General Health Center
	Rev., FSA, 5.70%, 08/15/10	2,701
1,000	Middletown City School District, School Improvement
	GO, FGIC, 5.00%, 12/01/18	1,071
1,000	Minster Local School District, School Facilities & Construction
	GO, FSA, 5.50%, 12/01/10 (p)	1,100
1,750	Montgomery County, Catholic Health
	Rev., 4.25%, 09/01/09	1,801
	Montgomery County, Grandview Hospital & Medical Center
1,000	Rev., 5.35%, 12/01/08 (p)	1,063
1,575	Rev., 5.65%, 12/01/09 (p)	1,707
305	Ohio Capital Corporation For Housing Mortgage, Section 8 Assisted
	Series M, Rev., FHA, 5.90%, 02/01/14	305
225	Ohio Housing Finance Agency, Residential Mortgage
	Series D, Rev., 4.20%, 09/01/10	229
370	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities
	Series C, Rev., GNMA COLL, 4.15%, 09/01/06	373
2,685	Ohio Housing Finance Agency, Single Family
	Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	1,696
2,000	Ohio State Building Authority, State Facilities, Administrative Building Funding Project
	Series B, Rev., FSA, 5.25%, 10/01/08	2,121
	Ohio State Building Authority, State Facilities, Adult Correction Building
2,480	Series A, Rev., 5.25%, 10/01/09 (p)	2,689
1,000	Series A, Rev., AMBAC, 5.50%, 04/01/07 (p)	1,046
1,000	Series A, Rev., FSA, 5.50%, 10/01/08	1,067
1,450	Series A, Rev., FSA, 5.50%, 10/01/12	1,604
1,000	Series A, Rev., FSA, 5.50%, 10/01/14	1,102
1,000	Ohio State Building Authority, State Facilities, Highway Safety Building
	Series A, Rev., AMBAC, 5.38%, 04/01/07 (p)	1,044
1,000	Ohio State Building Authority, Workers Compensation Facilities
	Series A, Rev., FGIC, 5.00%, 04/01/11	1,078
	Ohio State Higher Educational Capital Facilities
2,300	Series A, GO, FSA-CR, 5.25%, 02/01/13	2,466
2,000	Series B, GO, 5.25%, 05/01/08	2,106
3,750	Ohio State Higher Educational Facility Commission, Baldwin Capital Appreciation Higher Education
	Rev., AMBAC, 4.95%, 12/01/06 (p)	3,867
1,000	Ohio State Higher Educational Facility Commission, Denison University Project
	Rev., 5.25%, 11/01/06 (p)	1,035
	Ohio State Turnpike Commission
1,500	Rev., 5.50%, 02/15/15	1,639
5,155	Series A, Rev., FGIC, 5.50%, 02/15/14 (m)	5,800
	Ohio State University

Principal Amount	Security Description	Value

1,000	Series A, Rev., 5.50%, 12/01/09 (p)	1,097
1,000	Series B, Rev., 5.25%, 06/01/16	1,094
2,510	Ohio State Water Development Authority, Fresh Water Service
	Rev., AMBAC, 5.80%, 06/01/11 (p)	2,565
2,370	Ohio State Water Development Authority, Loan Fund - State Match Service
	Rev., 4.00%, 06/01/09	2,435
1,355	Ohio State Water Development Authority, Pure Water
	Series I, Rev., AMBAC, 7.00%, 12/01/09 (p)	1,453
1,250	Ohio State Water Development Authority, State Match
	Rev., 5.00%, 12/01/18	1,341
2,250	Ohio State Water Development Authority, Water Control Loan Fund - Water Quality Service
	Rev., MBIA, 5.50%, 12/01/07 (p)	2,385
500	Olentangy Local School District
	GO, BIG, 7.75%, 12/01/11	616
1,000	Plain Local School District
	GO, FGIC, 5.80%, 12/01/15	1,116
2,600	Portage County, Robinson Memorial Hospital Project
	Rev., MBIA, 5.63%, 11/15/07	2,634
2,550	RiverSouth Authority, Redevelopment
	Series A, Rev., 5.00%, 12/01/17	2,752
1,000	Sandusky County, Hospital Facility
	Rev., 5.10%, 01/01/09	1,018
735	Shaker Heights City School District
	Series A, GO, 7.10%, 12/15/10	811
1,260	Southwest Licking Local School District
	GO, FGIC, 5.75%, 12/01/14	1,453
1,710	Springfield County School District, Clark County, Capital Appreciation
	GO, AMBAC, Zero Coupon, 12/01/12	1,301
1,000	State of Ohio, Baldwin Higher Educational Facility, Wallace College Project
	Rev., 5.50%, 12/01/20	1,067
	State of Ohio, Common Schools
2,765	Series A, GO, 5.00%, 09/15/08	2,911
1,205	Series A, GO, 5.25%, 09/15/12	1,332
1,250	Series B, GO, 5.00%, 03/15/19	1,334
1,630	State of Ohio, Common Schools, Capital Facilities
	Series B, GO, 5.50%, 09/15/08	1,739
1,110	State of Ohio, Conservation Project
	Series A, GO, 4.00%, 09/01/10	1,146
1,750	State of Ohio, Elementary & Secondary Education, Capital Facilities
	Series A, Rev., 5.63%, 12/01/06	1,805
	State of Ohio, Infrastructure Improvements
1,955	GO, 5.75%, 02/01/10 (p)	2,149
1,500	Series D, GO, 5.00%, 03/01/20	1,596
1,500	State of Ohio, Mental Health Capital Facilities II
	Series B, Rev., 5.50%, 06/01/16	1,638
1,000	State of Ohio, University of Dayton 2001
	Rev., AMBAC, 5.38%, 12/01/17	1,095
890	Strongsville
	GO, 6.70%, 12/01/06 (p)	946
110	Strongsville, Unrefunded Balance
	GO, 6.70%, 12/01/11	117
1,000	Summit County Port Authority, Twinsburg Project
	Series D, Rev., 5.13%, 05/15/25	998
	Toledo Lucas County, Port Authority Development, Northwest Ohio Bond Fund
905	Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.13%, 11/15/09	976
665	Series E, Rev., 6.10%, 11/15/10	695

Principal Amount	Security Description	Value

680	Series F, Rev., 6.00%, 11/15/07	698
1,805	Toledo Lucas County, Port Authority Development, Northwest Ohio Bond Fund, Superior
	Series A, Rev., 5.10%, 05/15/12	1,839
	University of Cincinnati, General Receipts
1,500	Series A, Rev., AMBAC, 5.00%, 06/01/16	1,621
1,000	Series W, Rev., 5.75%, 06/01/06 (p)	1,028
1,135	University of Toledo, General Receipts
	Rev., FGIC, 5.25%, 06/01/17	1,227
1,000	West Geauga Local School District, School Improvement
	GO, AMBAC, 5.00%, 11/01/10	1,084
1,680	Westerville City School District
	GO, MBIA, 5.25%, 06/01/11 (p)	1,839
1,905	Westlake City School District, Capital Appreciation, School Improvement
	Series A, GO, FGIC, Zero Coupon, 12/01/15	1,234
1,690	Youngstown City School District, Classroom Facilities & School Improvement
	GO, FSA SD CRED PROG, 5.00%, 12/01/20	1,800

		212,205

Texas — 0.7%
2,500	Southeast Texas Housing Finance Corp.
	Rev., MBIA VA MTGS VEREX, Zero Coupon, 09/01/17 (p)	1,487

Washington — 0.5%
1,000	State of Washington
	Series A & AT-6, GO, 6.25%, 02/01/11	1,094

West Virginia — 0.5%
1,000	West Virginia Economic Development Authority, Public & Juvenile Correctional Facility
	Series A, Rev., MBIA, 4.25%, 06/01/09	1,036

Total Investments — 100.0%
(Cost $211,805)		$223,077
Liabilities in Excess of Other Assets — (0.0)%		(109)

Net Assets — 100.0%		$222,968

Percentages indicated are based on net assets.
Abbreviations:

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at September 30, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MBIA-IBC	Municipal Bond Insurance Association. Insured Bond Certificates
MTGS	Mortgages
PRIV MTGS	Private Mortgages
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SD CRED PROG	School District Credit Program
VA	Veterans Administration
VEREX	Verex Assurance Inc.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,446
Aggregate gross unrealized depreciation	(174)

Net unrealized appreciation/depreciation	$11,272

Federal income tax cost of investments	$211,805

JPMorgan Short Term Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

	Principal
	Amount	Security Description	Value

Long-Term Investments — 93.4%
Corporate Bond — 0.6%
Diversified Financial Services — 0.6%
	$2,705	McDonald Tax Exempt Mortgage Trust No. 1, Series 1984 2.10%, 01/15/09 (Cost $2,705)	$2,702

Municipal Bonds — 92.8%
Alabama — 0.5%
	250	Alabama Public Housing Authorities Series A, Rev., FSA, 3.50%, 01/01/10	252
	1,510	Birmingham Airport Authority Series B, AMT, Rev., FSA, 5.00%, 07/01/09	1,592
		St. Clair County Board of Education, School Tax Anticipation
	155	Series B, FSA, 3.50%, 02/01/13	153
	215	Series B, FSA, 3.60%, 02/01/14	212

			2,209

Alaska — 1.2%
	1,945	Alaska Energy Authority Power, Bradley Lake Third Series Rev., FSA, 6.00%, 07/01/09	2,129
		Alaska Student Loan Corp.
	250	Series A, Rev., AMBAC, 5.35%, 07/01/08	258
	2,915	Series A, Rev., AMBAC, 5.65%, 07/01/12	3,024

			5,411

Arizona — 4.3%
	1,365	City of Sedona, Excise Tax Rev., MBIA, 5.00%, 07/01/08	1,433
	1,000	City of Tempe, Unified High School District No. 213 GO, FSA, 5.00%, 07/01/07	1,034
	1,000	City of Tuscon GO, FGIC, 6.40%, 07/01/08	1,086
	600	Gila County, IDA, Cobre Valley Community Hospital Rev., ACA, 5.38%, 12/01/07	624
	11,705	Maricopa County, IDA, Coral Point Apartments Project Series A, Rev., Adj., 4.95%, 03/01/28 (m)	11,882
	1,260	Maricopa County, IDA, Correctional Facilities, Phoenix West Prison Rev., ACA, 3.50%, 07/01/08	1,258
	1,000	Salt River Project, Agricultural Improvement & Power Distribution, Electric Systems Series C, Rev., 6.50%, 01/01/09	1,102
	890	Tucson & Prima Counties, IDA, Mortgage Backed Securities Program Series 1A, Rev., Adj., GNMA/FNMA COLL, 7.45%, 07/01/33	897

			19,316

Arkansas — 0.5%
		Northwest Regional Airport Authority
	1,090	Rev., ACA, 4.00%, 02/01/07	1,098
	1,005	Rev., ACA, 4.00%, 02/01/09	1,016

			2,114

	Principal
	Amount	Security Description	Value

California — 3.3%
	1,000	ABAG Finance Authority for Nonprofit Corp., Standford University Hospital COP, MBIA-IBC, 5.13%, 11/01/05 (p)	1,002
	3,000	California Pollution Control Financing Authority, Republic Services, Inc. Project Rev., Adj., 2.85%, 12/01/33	2,998
	575	California Statewide Communities Development Authority, Insured Health Facilities, LA Jewish Home Rev., 4.25%, 11/15/08	588
		California Statewide Communities Development Authority, Kaiser Permanent
	1,850	Series C, Rev., Adj., 3.85%, 08/01/31	1,861
	4,000	Series G, Rev., Adj., 2.30%, 04/01/34	3,929
	1,210	Orange County, Water District Series B, COP, MBIA, 4.50%, 08/15/09	1,269
		State of California
	1,875	GO, 5.00%, 03/01/08	1,954
	1,000	GO, 6.25%, 09/01/07	1,059

			14,660

Colorado — 4.0%
	6,000	Arapahoe County, Water & Wastewater Authority Series C, Rev., Adj., LOC: BNP Paribas, 3.12%, 12/01/23	5,926
	525	Colorado Health Facilities Authority, Denver Options, Inc. Project Rev., ACA, 4.25%, 02/01/07	531
		Colorado Housing & Finance Authority, Multi-Family Project
	880	Series C-3, Class I, AMT, Rev., 3.15%, 10/01/06	881
	905	Series C-3, Class I, AMT, Rev., 3.50%, 10/01/07	910
	2,500	Countrydale Metropolitan District GO, Adj., LOC: Compass Bank, 3.50%, 12/01/32	2,496
		Delta County, Memorial Hospital District Enterprise
	1,065	Rev., 3.75%, 09/01/07	1,066
	1,125	Rev., 4.10%, 09/01/08	1,132
	1,155	Rev., 4.45%, 09/01/09	1,175
	1,375	Denver City & County, Metropolitan Mayors Caucus Series A, Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.35%, 11/01/30	1,378
	1,570	Denver City & County, Various Purpose Series B, GO, 5.75%, 08/01/08	1,682
	735	El Paso County Series A, Rev., 6.20%, 11/01/24	750

			17,927

Connecticut — 1.6%
	1,000	City of New Haven Series C, MBIA, 5.00%, 11/01/08	1,055
		State of Connecticut
	3,000	Series B, 5.25%, 06/15/09	3,208
	2,395	Series B, GO, 5.75%, 11/01/09 (p)	2,640

			6,903

Delaware — 1.2%
	5,250	Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., Adj., LOC: PNC Bank N.A., 2.25%, 06/01/32	5,179

	Principal
	Amount	Security Description	Value

District of Columbia — 1.7%
	1,095	District of Columbia, Unrefunded Balance Series A, GO, MBIA-IBC, 6.00%, 06/01/07	1,120
	1,490	District of Columbia, Unrefunded Balance 2001 Series B, GO, FSA, 5.50%, 06/01/07	1,549
	4,500	Washington D.C. Convention Center Authority Senior Lien, Rev., AMBAC, 5.25%, 10/01/08	4,761

			7,430

Florida — 6.8%
	1,185	Atlantic Beach, Fleet Landing Project Rev., ACA, 5.25%, 10/01/08	1,238
	2,060	Escambia County, Housing Finance Authority, Multi-County Program Series A, Rev., GNMA/FNMA COLL, 2.63%, 10/01/09	2,000
	15,000	Florida Educational Loan Marketing Corp. Sub-Series D-1, AMT, Rev., Adj., GTD STD LNS, 2.85%, 12/01/38 (m)	15,000
	670	Florida Housing Finance Corp., Homeowner Mortgage Series 2, AMT, Rev., FSA, 4.35%, 07/01/07	673
	1,550	Hillsborough County, Housing Finance Authority, Multi-Family, Oaks at Riverview Project Series B, Rev., 2.13%, 01/01/07	1,519
	10,000	University Athletic Association, Inc., Athletic Program Rev., Adj., LOC: Suntrust Bank, 3.50%, 10/01/31 (m)	10,033

			30,463

Georgia — 2.4%
	2,400	Cobb County, Water Server, Rev., 5.00%, 07/01/06	2,439
	1,290	Gainesville & Hall County, Hospital Authority, Project., Northeast Health System, Inc. Rev., 3.75%, 05/15/06	1,294
	1,000	Georgia Municipal Electric Authority Power Series D, Rev., 6.00%, 01/01/06	1,008
	1,000	Henry County GO, 4.00%, 07/01/06	1,009
		Monroe County, Development Authority, Oglethorpe Power Corp.
	905	Series A, Rev., MBIA-IBC, 6.70%, 01/01/09	999
	500	Series A, Rev., MBIA-IBC, 6.75%, 01/01/10	565
	3,000	State of Georgia GO, 6.25%, 09/01/08	3,260

			10,574

Hawaii — 2.9%
		Hawaii State Airports System
	5,850	Rev., AMT, FGIC, 5.00%, 07/01/07	6,028
	4,560	Rev., AMT, FGIC, 5.50%, 07/01/07	4,737
	2,000	Honolulu City & County GO, MBIA-IBC, 5.45%, 09/11/08 (p)	2,120

			12,885

Illinois — 4.3%
	4,345	Chicago Board of Education, Lease Certificates Series A, COP, MBIA, 6.25%, 01/01/08	4,636
	2,000	Chicago Capital Appreciation, Central Loop Project Series A, GO, XLCA, Zero Coupon, 12/01/08	1,801

	Principal
	Amount	Security Description	Value

	1,925	Chicago Central Loop Redevelopment, Tax Allocation Series A, ACA, 6.50%, 12/01/08	2,085
	1,100	Chicago O’Hare International Airport, General Apartment, Third Lien Series D, AMT, 3.50%, 01/01/06	1,101
	2,250	Chicago O’Hare International Airport, Third Lien Series A, Rev., MBIA, 5.00%, 01/01/09	2,369
	570	City of Chicago Series A, GO, AMBAC, 5.00%, 01/01/07	584
	1,000	Cook County Forest Preservation District GO, AMBAC, 5.00%, 11/15/09	1,067
	795	Glenview, Multi-Family Housing, Valley Lo Towers II Project Rev., FNMA, 5.20%, 12/01/27	817
	1,450	Kane County, School District No. 129, Aurora West Side Series A, GO, MBIA, 6.50%, 02/01/08	1,558
	1,485	Lake County, Community Consolidated School District No. 73 Hawthorn, Capital Appreciation 2002 GO, FGIC, Zero Coupon, 12/01/06	1,436
	1,675	Winnebago County, School District No. 122 Harlem-Loves Park GO, FGIC, 6.55%, 06/01/09	1,860

			19,314

Indiana — 3.0%
	5,000	City of Lawrenceburg, Power Co. Project Series C, Rev., Adj., 2.62%, 10/01/19	4,960
	2,500	Indiana Development Finance Authority, PCR, Southern Indiana Gas & Electric Series A, Rev., Adj., 4.75%, 03/01/25	2,514
	2,500	Indiana Development Finance Authority, Southern Indiana Gas & Electric, Series C, Rev., AMT, Adj., 5.00%, 03/01/30	2,513
	1,055	Indiana Educational Facilities Authority, Bulter University Project Rev., MBIA, 4.75%, 02/01/08	1,092
		New Albany School District, Floyd County School Building Corp., First Mortgage
	635	Rev., FGIC, 5.00%, 01/15/09	669
	1,305	Rev., FGIC, 5.00%, 01/15/10	1,389

Kansas — 0.3%
	1,250	City of Lawrence Series 2005-I, GO, 4.00%, 10/01/06	1,262

Kentucky — 0.1%
	300	Kentucky Housing Corp. Series I, AMT, Rev., FHA, 5.45%, 07/01/08	307

Louisiana — 1.2%
	645	Louisiana Housing Finance Agency, Single Family Home Owner Series B-2, Rev., GNMA/FNMA COLL FHA, 6.20%, 12/01/29	661
	3,500	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series A, Rev., MBIA, 4.00%, 05/15/06	3,515

	Principal
	Amount	Security Description	Value

		Parish of St. Mary, Solid Waste
	225	Rev., 5.40%, 03/01/08	231
	280	Rev., 5.40%, 03/01/09	289
	295	Rev., 5.40%, 03/01/10	306
	310	Rev., 5.40%, 03/01/11	323

			5,325

Massachusetts — 7.0%
		Bridgewater-Raynham Regional School District
	8,450	GO, 4.00%, 09/01/06	8,526
	10,000	GO, 4.13%, 09/01/06	10,100
	5,700	City of Quincy Rev., Adj., FSA, 7.82%, 01/15/11	5,771
	750	Commonwealth of Massachusetts Series B, GO, 6.50%, 08/01/08 (p)	813
	2,940	Massachusetts Development Finance Agency, VOA Ayer Ltd. Partnership Series 1, AMT, Rev., LOC: Fleet National Bank, 2.85%, 12/01/06	2,916
		New Bedford Housing Authority, Capital Funding Program
	590	Series A, Rev., 2.05%, 10/01/06	583
	605	Series A, Rev., 2.40%, 10/01/07	594
	620	Series A, Rev., 2.70%, 10/01/08	608
	635	Series A, Rev., 3.00%, 10/01/09	628
	655	Series A, Rev., 3.20%, 10/01/10	649

			31,188

Michigan — 2.7%
		Michigan State Building Authority, Facilities Program
	1,000	Series I, Rev., 5.00%, 10/15/06	1,022
	3,625	Series I, Rev., 5.50%, 10/15/10 (p)	3,989
	2,925	Michigan State Hospital Finance Authority, Ascension Health Credit Series B, Rev, Adj., 5.30%, 11/15/33	2,998
	1,695	Michigan Strategic Fund, Ford Motor Co. Project Series A, Rev., 7.10%, 02/01/06	1,697
	1,240	Saginaw Hospital Finance Authority, Covenant Medical Center Series G, Rev., 4.75%, 07/01/08	1,280
	1,000	Traverse City Area Public Schools GO, FGIC, 4.35%, 05/01/08	1,030

			12,016

Minnesota — 0.7%
	2,200	Hopkins Independent School District No. 270 Series B, GO, SD CRED PROG, 4.00%, 02/01/08	2,245
	1,020	Mounds View Independent School District No. 621 Series A, GO, SD CRED PROG, 5.00%, 02/01/08	1,063

			3,308

Mississippi — 1.3%
	4,540	Biloxi Housing Authority, Cadel Point Senior Village Rev., FSA, 3.25%, 12/01/07	4,502
	1,500	Mississippi Business Financial Corp., Waste Management, Inc. Project Rev., Adj., 2.30%, 03/01/27	1,489

			5,991

	Principal
	Amount	Security Description	Value

Missouri — 1.8%
		Missouri Development Finance Board Infrastructure, Public Safety Improvement
	1,640	Series D, Rev., 5.00%, 03/01/08	1,700
		Riverview Gardens School District, Capital Appreciation
	1,090	GO, FSA, Zero Coupon, 04/01/09	967
	1,090	GO, FSA, Zero Coupon, 04/01/10	928
	665	GO, FSA, Zero Coupon, 04/01/11	542
		St. Louis, Lambert-St. Louis International Airport
	1,115	Series A, Rev., FSA, 5.00%, 07/01/07	1,152
	2,500	Series A, Rev., FSA, 5.00%, 07/01/09	2,651

			7,940

Nebraska — 0.5%
	1,000	Nebraska State Information Systems Project COP, 4.40%, 07/01/08	1,033
	1,075	Omaha Public Power District Electric Series D, Rev., 5.10%, 02/01/08	1,123

			2,156

New Hampshire — 1.0%
	4,000	New Hampshire Business Finance Authority Series A, Rev., Adj., 3.50%, 07/01/27	3,939
	435	New Hampshire Health & Education Facilities Authority, Portsmouth Academy Rev., ACA, 3.65%, 07/01/08	433

			4,372

New Jersey — 3.2%
	1,105	New Jersey State Educational Facilities Authority, Fairleigh Dickinson University Series D, Rev., ACA, 5.00%, 07/01/07	1,132
	4,000	New Jersey Transportation Trust Fund Authority, Transportation Systems Series A, Rev., MBIA, 5.25%, 12/15/09	4,303
		South Jersey Port Corp.
	2,435	AMT, Rev., 5.00%, 01/01/06	2,446
	2,555	AMT, Rev., 5.00%, 01/01/07	2,608
	2,685	AMT, Rev., 5.00%, 01/01/08	2,772
	1,000	State of New Jersey Series F, GO, 5.50%, 08/01/08	1,063

			14,324

New Mexico — 0.8%
	3,380	New Mexico State Highway Commission, Sub Lien Series A, Rev., 5.00%, 06/15/09 (p)	3,579

New York — 3.1%
		City of New York
	1,235	Series A, GO, 6.25%, 08/01/06 (p)	1,288
	235	Series E, GO, 6.00%, 08/01/16 (p)	245
	500	Series F, GO, 5.38%, 08/01/19	525
	690	Series F, MBIA, IBC 6.00%, 08/01/06 (p)	718
	245	Series L, MBIA, 5.20%, 08/01/07 (p)	257
	2,565	City of New York, Unrefunded Balance Series A, GO, 6.25%, 08/01/09	2,667
	1,280	Series L, GO, MBIA, 5.20%, 08/01/08	1,340

	Principal
	Amount	Security Description	Value

	2,000	New York State Dormitory Authority, Mount Sinai School of Medicine Rev., MBIA, 5.00%, 07/01/09	2,115
	1,810	New York State Urban Development Corp., State Facilities Rev., 5.70%, 04/01/09	1,950
	2,525	Tobacco Settlement Financing Authority Series B-1, Rev., 4.00%, 06/01/07	2,559

			13,664

North Carolina — 0.6%
		North Carolina Medical Care Commission, First Mortgage, Deerfield
	1,000	Series A, Rev., 3.13%, 11/01/09	981
	1,500	Series A, Rev., 3.38%, 11/01/10	1,480
	150	Robeson County, Industrial Facilities & Pollution Control Financing Authority, Campbell Soup Co. Project Rev., 6.40%, 12/01/06	155

			2,616

North Dakota — 0.3%
		North Dakota State Housing Finance Agency, Housing Finance Program, Home Mortgage
	825	Series B, Rev., 2.95%, 07/01/07	822
	580	Series B, Rev., 3.30%, 07/01/08	580

			1,402

Ohio — 5.6%
	1,220	Belmont County, East Regional Hospital Rev., ACA, 5.00%, 01/01/07	1,244
		Celina City School District
	820	GO, MBIA, Zero Coupon, 12/01/11	653
	1,000	GO, MBIA, Zero Coupon, 12/01/12	761
	615	Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project Series E, Rev., 4.65%, 05/15/14	616
	6,000	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project Rev, FSA, 3.60%, 12/01/14	5,978
		Columbus Regional Airport Authority, Joseph Knight Towers Projects
	230	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	231
	480	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	479
	3,290	Montgomery County, Multi-Family Housing, Bella Vista Homes Project Series B, Rev., 1.80%, 11/01/05	3,287
	1,690	Ohio State Building Authority, State Facilities, Adult Correction Building Series A, Rev., 5.75%, 04/01/09	1,830
	3,000	Ohio State Mental Health Capital Facilities Series II-A, Rev., AMBAC, 4.00%, 08/01/09	3,082
	1,000	Ohio State Water Development Authority, Water Control Loan Fund — State Match Service Rev., 5.50%, 06/01/08	1,061
	5,100	Summit County Port Authority, Eastland Woods Project Series C, Rev., 2.65%, 11/01/06	5,053

	Principal
	Amount	Security Description	Value

	640	Warren Housing Development Corp., Housing Section 8 Assisted Project Rev.LOC: Federal Home Loan Bank, 3.75%, 01/01/07	646

			24,921

Oklahoma — 1.0%
	1,115	Oklahoma State Capital Improvement Authority Series B, Rev., MBIA, 5.00%, 06/01/08	1,169
	1,120	Oklahoma State Housing Finance Agency Series B-2, Rev., AMT, GNMA/FNMA COLL, 6.80%, 09/01/26	1,142
	2,000	Oklahoma State Housing Finance Agency, Rental Series A-3, Rev., Adj., FNMA COLL, 5.50%, 11/01/25	2,004

			4,315

Oregon — 1.0%
	4,235	MMA Financial CDD Senior Securitization Trust, Harmony Pass Through Certificates Series A, Rev., Adj., LOC: Compass Bank, 3.38%, 05/01/32	4,250

Pennsylvania — 1.8%
	1,000	City of Philadelphia, Gas Works Series A-1, Rev., FSA, 5.00%, 09/01/09	1,056
	3,935	Delaware River Joint Toll Bridge Commission Rev., 5.00%, 07/01/06	3,995
	1,265	Erie Higher Education Building Authority, Gannon University Project Series F, Rev., Adj., LOC: PNC Bank N.A., 2.25%, 07/01/13	1,244
	145	Pennsylvania Sate Housing Finance Agency, Single Family Mortgage Series 65A, Rev., AMT, 4.60%, 10/01/08	149
	400	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation Series A, Rev., AMT, MBIA, 5.60%, 11/15/09	431
	1,360	Pennsylvania State Higher Educational Facilities Authority, Association Independent Colleges Series E1, Rev., Adj., LOC: PNC Bank N.A., 2.00%, 11/01/19	1,339

			8,214

Puerto Rico — 2.4%
	7,955	Commonwealth of Puerto Rico, Public Improvement Series C, GO, Adj., RADIAN-IBC, 5.00%, 07/01/18 (m)	8,322
	1,295	Commonwealth of Puerto Rico, Unrefunded Balance, Public Improvement Series A, GO, 5.00%, 07/01/08	1,352
	1,000	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed Series C, Rev., 5.00%, 07/01/07	1,031

			10,705

South Carolina — 1.0%
	1,160	Charleston County, School District Development Corp. Series B, GO, SCSDE, 5.00%, 02/01/10	1,240
	3,200	South Carolina State Education Assistance Authority Series A-2, Rev., Adj., GTD STD LNS, 2.80%, 03/01/10	3,200

			4,440

	Principal
	Amount	Security Description	Value

Tennessee — 2.1%
	2,500	Knox County, Health Educational & Housing Facilities Board Rev., MBIA, 7.25%, 01/01/08	2,715
	1,000	Tennessee Energy Acquisition Corp. Series B, Rev., AMBAC, 5.00%, 09/01/07	1,035
	5,895	Tennessee Housing Development Agency, Homeownership Program Issue 3A Rev., AMT, Zero Coupon, 07/01/07	5,460

			9,210

Texas — 6.7%
	2,885	Brazos County, Health Facilities Development Corp., St. Joseph Hospital & Health Center Series B, Rev., Adj., 5.05%, 06/01/30	2,912
		Brazos River Harbor Navigation District, Dow Chemical Co. Project
	2,900	Series A-3, AMT, Rev., Adj., 4.95%, 05/15/33	2,972
	4,600	Series B-2, Rev., Adj., 4.75%, 05/15/33	4,709
	975	City of Arlington, Permanent Improvement GO, 5.00%, 08/15/07 (p)	1,010
		City of Austin, Independent School District, Capital Appreciation
	1,035	GO, FGIC, Zero Coupon, 08/01/10	869
	1,435	GO, FGIC, Zero Coupon, 08/01/11	1,152
	1,530	City of El Paso, Water & Sewer Rev., AMBAC, 5.00%, 03/01/07	1,572
	2,000	Houston Airport System, Sub Lien Series A, AMT, Rev., FGIC, 4.00%, 07/01/07	2,024
	1,195	Keller Higher Education Facilities Corp.
		Series A, Rev., RADIAN, 4.25%, 06/01/08	1,219
	10,000	State of Texas GO, TRAN, 4.50%, 08/31/06	10,133
	1,000	Texas Public Finance Authority, Unemployment Compensation Assessment Series A, Rev., FSA, 5.00%, 06/15/08	1,048

			29,620

Virginia — 2.1%
	1,000	Big Stone Gap Redevelopment & Housing Authority Rev., 5.00%, 09/01/08	1,050
	2,000	Louisa Industrial Development Authority, Electric & Power Co. Project Series A, Rev., Adj., 2.35%, 09/01/30	1,955
	2,000	Peninsula Ports Authority, Dominion Term Association Project Rev., Adj., 3.30%, 10/01/33	1,990
	2,985	Virginia Beach Development Authority, Sentara Health Systems Rev., 5.25%, 11/01/10	3,155
		Virginia Housing Development Authority, Rental Housing
	650	Series F, AMT, Rev., 4.30%, 05/01/06	654
	650	Series F, AMT, Rev., 4.40%, 05/01/07	662

			9,466

Washington — 4.2%
	1,000	Energy Northwest Electric Rev., MBIA, 5.00%, 07/01/10	1,070
	2,835	King County, Limited Tax Series B, GO, 4.00%, 01/01/09	2,905

	Principal
	Amount	Security Description	Value

	1,500	Lewis County, Public Utility District No. 1 Rev., XLCA, 5.00%, 10/01/09	1,590
		Washington Public Power Supply System
	2,500	Series A, Rev., 5.75%, 07/01/08	2,668
	2,000	Series A, Rev., 6.10%, 07/01/06	2,047
	3,735	Series A, Rev., MBIA-IBC, Zero Coupon, 07/01/07 (p)	3,535
		Washington Public Power Supply System, Compound Interest
	1,475	Series A, Rev., Zero Coupon, 07/01/07 (p)	1,396
		Washington Public Power Supply System, Unrefunded Balance, Compound Interest
	3,550	Series A, Rev., Zero Coupon, 07/01/07	3,354

			18,565

Wisconsin — 2.2%
		Badger Tobacco Asset Securitization Corp., Asset-Backed
	7,400	Rev., 5.00%, 06/01/08 (m)	7,614
		State of Wisconsin
	2,000	Series A, GO, 5.00%, 05/01/07	2,061

			9,675

Wyoming — 0.4%
		Teton County Hospital District
	1,620	Rev., 5.25%, 12/01/06 (i)	1,635

		Total Long-Term Investments (Cost $416,920)	414,690

Shares
Short-Term Investment — 6.4%
Investment Company — 6.4%
	28,268	JPMorgan Tax Free Money Market Fund (b) (Cost $28,268)	28,268

Total Investments — 99.8%
(Cost $445,188)			$442,958
Other Assets in Excess of Liabilities — 0.2%			905

Net Assets — 100.0%			$443,863

Percentages indicated are based on net assets.

Abbreviations:
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issed securities, delayed delivery securities, and reverse repurchase agreements.
(p) Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at September 30, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FNMA COLL	FNMA Collateral
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GNMA COLL	GNMA Collateral
GO	General Obligation Bond
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement
SD CRED PROG	School District Credit Program
TRAN	Tax Revenue Anticipation Note
XLCA	XL Capital Assurance
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$828
Aggregate gross unrealized depreciation	(3,058)

Net unrealized appreciation/depreciation	$(2,230)

Federal income tax cost of investments	$445,188

JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments —95.1%
Municipal Bonds — 95.1%
Alabama — 1.3%
	Alabama State Public School & College Authority, Capital Improvement
$5,285	Rev., MBIA, 4.50%, 02/01/23	$5,325
8,000	Series C, Rev., 5.75%, 07/01/17	8,750

		14,075

Alaska — 1.0%
	Alaska Energy Authority Power, Bradley Lake
3,485	Fourth Series, Rev., FSA, 6.00%, 07/01/17	4,079
3,915	Fourth Series, Rev., FSA, 6.00%, 07/01/19	4,632
2,000	City of Anchorage
	Series B, GO, FGIC, 5.88%, 12/01/10 (p)	2,242

		10,953

Arizona — 2.4%
	Arizona School Facilities Board, State School Trust
2,290	Series A, Rev., AMBAC, 5.25%, 07/01/11	2,508
4,360	Series A, Rev., AMBAC, 5.75%, 07/01/17	4,960
2,375	Series A, Rev., AMBAC, 5.75%, 07/01/18	2,696
2,450	Arizona State Transportation Board
	Sub-Series A, Rev, 5.25%, 07/01/12	2,706
450	Maricopa County, Unified School District No 89-Dysart, School Improvement Project of 2002
	Series B, GO, FSA, 5.25%, 07/01/14 (p)	500
1,000	Maricopa County, Unified School District No. 89-Dysart
	GO, FGIC, 5.25%, 07/01/20	1,126
2,000	Pima County, Unified School District No. 1 Tucson, Project of 2004
	Series A, GO, FSA, 4.50%, 07/01/21	2,029
2,495	Salt River Project, Agricultural Improvement & Power District, Salt River Project
	Series C, Rev., 5.00%, 01/01/10	2,667
1,090	Show Low IDA, Navapache Regional Medical Center
	Series A, Rev., ACA, 5.25%, 12/01/10	1,146
	University of Arizona
2,190	Series A, COP, AMBAC, 5.00%, 06/01/17	2,339
2,240	Series B, COP, AMBAC, 5.00%, 06/01/17	2,392

		25,069

California — 9.8%
	California Health Facilities Funding Authority, Marshall Medical Center
2,200	Series A, Rev., CA MTG INS, 5.00%, 11/01/24	2,269
2,000	Series A, Rev., CA MTG INS, 5.00%, 11/01/29	2,053
	California State Department of Water Resources, Power Supply
4,000	Series A, Rev., 5.38%, 05/01/17	4,366
3,000	Series A, Rev., MBIA-IBC, 5.25%, 05/01/20	3,251
2,750	California State Public Works Board, Department of Corrections
	Series C, Rev., 5.50%, 06/01/21	2,999

Principal Amount	Security Description	Value

3,000	California State Public Works Board, Department of Mental Health
	Series A, Rev., 5.50%, 06/01/21	3,285
750	California State Veterans Bond
	Series AM, GO, 9.00%, 10/01/05	750
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home
	Rev., CA ST MTG, 5.25%, 11/15/23	4,216
430	Chino Valley Unified School District
	Series A, COP, GO, FSA, 5.38%, 08/01/18	476
350	City of Chico, Public Financing Authority, Merged Redevelopment
	Project, Tax Allocation
	MBIA, 5.00%, 04/01/19	371
250	City of Los Angeles, Department of Water & Power
	Series C, Rev., MBIA, 5.25%, 07/01/17	275
3,815	City of Los Angeles, Harbor Department
	Rev., 7.60%, 10/01/18 (p)	4,745
2,000	City of San Jose, Evergreen Community College District
	Series A, GO, AMBAC, 5.25%, 09/01/17	2,199
1,000	Fullerton University Foundation
	Series A, Rev., MBIA, 5.75%, 07/01/30	1,104
3,250	Golden State Tobacco Securitization Corp., Tobacco Settlement, Enhanced Asset Backed
	Series B, Rev., 5.75%, 06/01/08 (p)	3,474
3,000	Golden State Tobacco Securitization Corp., Tobacco Settlement,
	Asset Backed
	Series B, Rev., 5.63%, 06/01/07 (p)	3,128
100	Nevada Union High School District, New Haven
	GO, FSA, 12.00%, 08/01/09	131
	Orange County, Development Agency Tax, Santa Ana Heights Project, Tax Allocation
1,265	AMBAC, 5.25%, 09/01/15	1,383
1,965	AMBAC, 5.25%, 09/01/16	2,137
2,120	AMBAC, 5.25%, 09/01/17	2,300
	Orange County, Recovery Certificate
4,900	Series A, COP, MBIA, 5.70%, 07/01/06 (p)	5,101
5,315	Series A, COP, MBIA, 5.80%, 07/01/06 (p)	5,538
6,450	Petaluma Community Development Commission/Community Development Project
	Series A, MBIA, 5.00%, 05/01/30	6,724
50	Pomona Unified School District
	Series A, GO, MBIA, 6.10%, 02/01/20	61
2,210	Riverside Electric
	Rev., FSA, 5.25%, 10/01/11	2,421
1,100	Sacramento Cogeneration Authority, Procter & Gamble Project
	Rev., 6.20%, 07/01/06	1,123
6,650	San Bernardino City, University School District
	Series A, GO, FGIC, 5.75%, 08/01/09 (p)	7,355
160	San Mateo County, Transportation District
	Series A, Rev., MBIA, 5.25%, 06/01/19	180
	South Orange County, Public Financing Authority, Foothill Area
3,880	Series A, FGIC, 5.25%, 08/15/19	4,215
2,000	Series A, Special Tax, FGIC, 5.25%, 08/15/17	2,182
	State of California
5,000	GO, 5.00%, 02/01/32	5,160

Principal Amount	Security Description	Value

3,000	GO, 5.25%, 02/01/18	3,226
750	GO, MBIA-IBC, 6.50%, 11/01/09	844
5,500	Series A, GO, 5.00%, 07/01/17	5,857
5,000	GO, XLCA-ICR, 5.00%, 02/01/19	5,300
2,500	University of California
	Series F, Rev., FSA, 5.00%, 05/15/12	2,729

		102,928

Colorado — 2.9%
	Centennial Water & Sanitation District
2,000	Rev., FGIC, 5.50%, 06/15/13	2,244
2,035	Rev., FGIC, 5.50%, 06/15/14	2,298
1,045	Colorado Water Resources & Power Development Authority
	Series A, Rev., 5.25%, 09/01/11	1,124
1,800	Denver City & County
	Series A, Rev., AMBAC, 6.00%, 11/15/16	1,978
6,925	Denver City & County, Airport
	Series D, Rev., AMBAC-TCR, 7.75%, 11/15/13	8,198
2,000	Douglas County, School District No. Re-1 Douglas & Elbert Counties
	GO, FGIC, 5.75%, 12/15/19	2,297
10,000	E-470 Public Highway Authority, Capital Appreciation
	Series B, Rev., MBIA, Zero Coupon, 09/01/22	4,549
	Larimer County, School District No. R-001 Poudre
940	COP, MBIA, 5.00%, 12/15/10	1,012
925	COP, MBIA, 5.00%, 12/15/11	1,001
1,030	COP, MBIA, 5.00%, 12/15/12	1,119
1,105	COP, MBIA, 5.00%, 12/15/13	1,200
1,915	Platte River Power Authority
	Series DD, Rev., MBIA, 6.00%, 06/01/06	1,955
1,175	Weld & Adams Counties, School District
	GO, FSA, 5.00%, 12/15/18	1,265

		30,240

Connecticut — 0.5%
1,050	City of Hartford
	Series C, GO, MBIA, 5.00%, 09/01/20	1,157
1,375	State of Connecticut
	Series C, GO, 5.38%, 12/15/10 (p)	1,511
	Trumbull
305	GO, AMBAC, 5.00%, 01/15/14	333
275	GO, AMBAC, 5.00%, 01/15/15	301
400	GO, AMBAC, 5.00%, 01/15/16	435
350	GO, AMBAC, 5.00%, 01/15/18	378
1,425	City of Waterbury
	Series A, GO, FSA, 5.50%, 04/01/12 (p)	1,588

		5,703

Delaware — 0.6%
5,000	Delaware State, EDA, Osteopathic Hospital Association
	Series A, Rev., GO OF HOSP, 6.90%, 01/01/18 (p)	6,164

District of Columbia — 0.4%
3,965	District of Columbia
	Series B, GO, MBIA, 6.00%, 06/01/19	4,720

Principal Amount	Security Description	Value

Florida — 2.6%
3,750	City of Lakeland, Electric & Water System, First Lien
	Series B, Rev., FSA, 6.05%, 10/01/14	4,404
5,000	Highlands County, Health Facilities Authority, Hospital Adventist Sunbelt
	Series A, Rev., 6.00%, 11/15/31	5,416
3,205	Hillsborough County, Aviation Authority, Tampa International Airport
	Series B, Rev., FGIC, 6.00%, 10/01/18	3,757
	Orange County, Health Facilities Authority
3,760	Series A, Rev., MBIA, 6.25%, 10/01/12 (p)	4,362
1,580	Series C, Rev., MBIA, 6.25%, 10/01/12 (p)	1,839
	Orange County, Health Facilities Authority, Unrefunded Balance
1,255	Series A, Rev., MBIA, 6.25%, 10/01/12	1,449
680	Series C, Rev., MBIA, 6.25%, 10/01/12	785
	Palm Beach County, North County Courthouse Projects
1,455	Rev., 5.00%, 12/01/15	1,594
1,605	Rev., 5.00%, 12/01/17	1,755
	Santa Rosa Bay Bridge Authority, Capital Appreciation
500	Rev., ACA-CBI MBIA-IBC, Zero Coupon, 07/01/19	273
2,255	Rev., ACA-CBI-MBIA-IBC, Zero Coupon, 07/01/20	1,169

		26,803

Georgia — 5.1%
3,110	City of Savannah, EDA, College of Art & Design Project
	Rev., 6.60%, 10/01/09 (p)	3,508
10,000	Dalton Development Authority
	Rev., MBIA, 5.50%, 08/15/26 (k)	11,477
7,120	De Kalb County, Housing Authority, Fox Hollow Apartment
	Rev., Adj., 7.00%, 05/15/07 (p)	7,541
1,500	Fairburn Combined Utilities
	Rev., 5.75%, 10/01/20	1,588
7,700	Forsyth County, School District
	GO, ST AID WITHHLDG, 5.75%, 02/01/10 (p)	8,597
	Georgia Municipal Electric Authority Power
4,500	Series BB, Rev., MBIA-IBC, 5.25%, 01/01/25	5,075
2,490	Series C, Rev., MBIA-IBC, 5.25%, 01/01/25	2,808
10,485	Metropolitan Atlanta Rapid Transit Authority
	Series P, Rev., AMBAC, 6.25%, 07/01/20	12,571

		53,165

Hawaii — 0.5%
4,500	City of Honolulu
	Series A, GO, 7.35%, 07/01/08	4,979

Idaho — 0.2%
2,320	University of Idaho, Student Fee, Recreation Center Project
	Rev., FSA, 6.00%, 04/01/14	2,542

Illinois — 4.7%
	Chicago O’Hare International Airport, Passenger Facility Charge
5,000	Series A, Rev., AMBAC, 5.63%, 01/01/13	5,132
5,000	Series A, Rev., AMBAC, 5.63%, 01/01/14	5,131
1,750	Chicago Public Building, Commission Building
	Series A, Rev., MBIA, 7.00%, 01/01/20 (p)	2,258
3,990	Cook County, Community High School District No. 219-Niles Township
	GO, FGIC, 8.00%, 12/01/15	5,349
3,970	Illinois Health Facilities Authority, Revolving Fund
	Series A, Rev., Adj., 5.50%, 08/01/20	4,334

Principal Amount	Security Description	Value

1,350	Illinois Housing Development Authority, Multi-Family Program
	Series 3, Rev., 6.10%, 09/01/13	1,352
4,725	Illinois State Sales Tax
	Series P, Rev., 6.50%, 06/15/22	5,786
7,000	Metropolitan Pier & Exposition Authority, McCormick
	Plan Expansion Project, Dedicated State Tax
	Rev., FGIC, 5.50%, 12/15/24	7,609
	Regional Transportation Authority
2,425	Rev., MBIA, 6.25%, 07/01/15	2,892
6,000	Rev., MBIA, 6.50%, 07/01/30	7,856
2,000	State of Illinois, Sales Tax
	Rev., 5.00%, 06/15/11	2,156

		49,855

Indiana — 3.2%
1,550	Beech Grove School Building Corp., First Mortgage
	Rev., MBIA, 6.25%, 07/05/16	1,800
	City of Franklin, Community School Building Corp., First Meeting
500	Rev., FSA, 5.85%, 07/15/06 (p)	521
2,000	Rev., FSA, 6.00%, 01/15/06 (p)	2,088
80	City of Indianapolis, Gas Utilities
	Rev., 7.00%, 06/01/08 (p)	84
2400	City of South Bend, Community School Corp., First Mortgage
	Rev., FSA ST AID WITHHLDG, 5.70%, 08/01/07 (p)	2,537
2,000	East Allen Elementary School Building Corp., First Mortgage
	Rev., FSA ST AID WITHHLDG, 5.88%, 07/01/06 (p)	2,084
1,000	Evansville-Vanderburgh County, Building Authority
	Rev., MBIA, 5.80%, 08/01/06 (p)	1,043
300	Indiana Educational Facilities Authority, Rose Hulman Institute Project
	Rev., MBIA, 6.00%, 06/01/06 (p)	312
1,000	Indiana Health Facilities Finance Authority, Clarian Health Partners, Inc.
	Series A, Rev., 5.50%, 02/15/16	1,035
3,000	Indiana Municipal Power Agency Supply System
	Series B, Rev., MBIA, 5.50%, 01/01/16	3,360
	Indiana Transportation Finance Authority
500	Series A, Rev., 6.00%, 11/01/05 (p)	511
8,750	Series A, Rev., 6.80%, 12/01/16 (m)	10,604
885	Indiana Transportation Finance Authority, Highway
	Series A, Rev., 7.25%, 06/01/15 (p)	1,031
3,115	Indiana Transportation Finance Authority, Unrefunded Balance,
	Airport Facility
	Series A, Rev., 7.25%, 06/01/15	3,820
1,180	Vincennes Community School Building Corp., First Mortgage
	Rev., FSA, 6.00%, 07/01/09	1,230
1,000	Whitko Middle School Building Corp., First Mortgage
	Rev., FSA, 5.88%, 07/15/12	1,054

		33,114

Kansas — 0.2%
1,900	Sedgwick County Unified School District No. 259
	GO, 5.25%, 09/01/09	2,041

Kentucky — 0.4%
4,090	Louisville & Jefferson County, Metropolitan Sewer District
	Series A, Rev., FGIC, 5.63%, 05/15/17	4,468

Principal Amount	Security Description	Value

Louisiana — 3.2%
7,970	City of Baton Rouge, Public Improvement
	Series A, Rev., FGIC, 5.25%, 08/01/12	8,468
	City of Shreveport
7,605	Series A, GO, FGIC, 5.25%, 05/01/09 (p)	8,124
	St. Bernard Parish
2,635	Rev., FSA, 5.00%, 03/01/16	2,811
2,745	Rev., FSA, 5.00%, 03/01/17	2,917
2,860	Rev., FSA, 5.00%, 03/01/18	3,031
1,505	Rev., FSA, 5.00%, 03/01/19	1,589
3,110	Rev., FSA, 5.00%, 03/01/20	3,275
	State of Louisiana, Gas & Fuels Tax
2,000	Series A, Rev., AMBAC, 5.38%, 06/01/18	2,135
1,040	Series A, Rev., AMBAC, 5.38%, 06/01/19	1,109

		33,459

Massachusetts — 1.8%
	City of Auburn
1,075	GO, AMBAC, 5.13%, 06/01/17	1,172
1,100	GO, AMBAC, 5.13%, 06/01/18	1,196
1,290	GO, AMBAC, 5.13%, 06/01/22	1,385
470	City of Pittsfield
	GO, MBIA, 5.13%, 04/15/22	506
6,640	Commonwealth of Massachusetts, Consolidated Lien
	Series C, GO, 5.25%, 12/01/07	6,952
4,185	Massachusetts Bay Transportation Authority, General
	Transportation Systems
	Series A, GO, FGIC, 5.50%, 03/01/09 (p)	4,537
100	Massachusetts Housing Finance Agency, Single Family
	Series 47, Rev., AMBAC, 6.00%, 12/01/15	100
2,250	Massachusetts Port Authority, AMT
	Series B, Rev., FSA, 5.50%, 07/01/13	2,405
1,000	New England Education Loan Marketing Corp., Issue H
	Rev., GTD STD LNS, 6.90%, 11/01/09	1,053

		19,306

Michigan — 3.8%
	Armada Area Schools Building & Site
1,125	GO, MBIA Q-SBLF, 5.00%, 05/01/21	1,198
1,060	GO, MBIA Q-SBLF, 5.00%, 05/01/23	1,122
1,375	GO, MBIA Q-SBLF, 5.00%, 05/01/25	1,450
1,500	Caledonia Community Schools
	GO, MBIA Q-SBLF, 5.85%, 05/01/07 (p)	1,566
5,240	Clinton Township, Building Authority
	Rev., AMBAC, 5.50%, 11/01/17	5,966
1,775	Fenton Area Public Schools
	GO, FGIC Q-SBLF, 5.00%, 05/01/16	1,927
	L’Anse Creuse, Public Schools
1,000	GO, FSA Q-SBLF, 5.00%, 05/01/16	1,082
2,000	GO, FSA Q-SBLF, 5.00%, 05/01/17	2,152
	Lamphere Schools Oakland County
1,945	GO, FSA Q-SBLF, 5.00%, 05/01/12	2,110
1,875	GO, FSA Q-SBLF, 5.00%, 05/01/14	2,044
1,410	Madison District Public Schools
	GO, FGIC Q-SBLF, 5.00%, 05/01/15	1,538

Principal Amount	Security Description	Value

5,000	Michigan Strategic Fund, Detroit Education Community
	Center Convention
	Rev., Adj., AMBAC, 4.85%, 09/01/30	5,260
1,000	Rochester Community School District
	Series I, GO, FGIC Q-SBLF, 5.75%, 05/01/10 (p)	1,103
1,670	Rockford Public School District
	GO, FSA Q-SBLF, 5.00%, 05/01/20	1,784
	State of Michigan
1,250	Rev., FSA, 5.25%, 05/15/15	1,389
1,520	Rev., FSA, 5.50%, 11/01/18	1,745
3,600	Western Michigan University
	Rev., FGIC, 4.38%, 11/15/25	3,550
	Willow Run Community Schools
1,465	GO, FSA Q-SBLF, 5.00%, 05/01/13	1,592
1,650	GO, FSA Q-SBLF, 5.00%, 05/01/15	1,801

		40,379

Minnesota — 0.4%
645	Minnesota Housing Finance Agency, Rental Housing
	Series D, Rev., MBIA, 5.90%, 08/01/15	657
2,000	Minnesota State Municipal Power Agency
	Rev., 5.00%, 10/01/30	2,067
1,485	Robbinsdale Independent School District No. 281
	Series A, GO, MBIA, 4.00%, 02/01/15	1,501

		4,225

Mississippi — 0.9%
7,940	Mississippi Development Bank Special Obligation,
	Gulfport Water & Sewer Project
	Rev., FSA, 6.00%, 07/01/12 (m) (p)	9,218

Missouri — 0.5%
1,105	City of Sikeston
	Rev., MBIA, 6.00%, 06/01/16	1,305
1,000	Curators University of Missouri, System Facilities
	Series B, Rev., 5.00%, 11/01/17	1,075
1,505	Jackson Country, Public Building Corp., Capital
	Improvements Project
	Rev., 5.00%, 12/01/28	1,569
1,010	State of Missouri, Third State Building
	Series A, GO, 5.00%, 08/01/08	1,063

		5,012

Montana — 0.7%
	Montana State Board of Regents
890	Series H, Rev., AMBAC, 5.00%, 11/15/18	955
565	Series H, Rev., AMBAC, 5.50%, 11/15/13	635
125	Series H, Rev., AMBAC, 5.50%, 11/15/14	142
	Montana State Board of Regents, Montana State University
2,500	Series I, Rev., AMBAC, 5.00%, 11/15/19	2,681
1,210	Series I, Rev., AMBAC, 5.00%, 11/15/20	1,294
1,290	Series I, Rev., AMBAC, 5.00%, 11/15/21	1,376

		7,083

Nevada — 1.5%
5,145	Clark County, IDR, Power Co. Project
	Series C, Rev., AMBAC-TCR, 7.20%, 10/01/22	5,252

Principal Amount	Security Description	Value

6,000	State of Nevada, Department of Business & Industry,
	Capital Appreciation, Las Vegas Monorail
	Rev., AMBAC, Zero Coupon, 01/01/16	3,817
6,000	Truckee Meadows, Water Authority
	Series A, Rev., FSA, 5.00%, 07/01/25	6,309

		15,378

New Hampshire — 0.7%
	City of Manchester
1,010	GO, 5.25%, 06/01/14	1,124
1,015	GO, 5.25%, 06/01/15	1,133
1,020	GO, 5.25%, 06/01/16	1,141
1,020	GO, 5.25%, 06/01/17	1,142
2,445	Machester New Hampshire School Facilities
	Rev., MBIA, 5.50%, 06/01/15	2,767

		7,307

New Jersey — 3.8%
4,200	Freehold Regional High School District
	GO, FGIC, 5.60%, 03/01/10 (p)	4,603
2,980	Lenape Regional High School District
	GO, FGIC, 5.00%, 04/01/18	3,203
7,500	New Jersey EDA, Cigarette Tax
	Rev., 5.63%, 06/15/17	7,739
1,170	New Jersey State Educational Facilities Authority, Fairleigh Dickinson University
	Series G, Rev., 5.70%, 07/01/28	1,205
5,000	New Jersey State Highway Authority, Senior Parkway
	Rev., 6.20%, 01/01/10 (p)	5,451
2,900	New Jersey State Transit Corp., Federal Transportation Administration Grants
	Series B, COP, AMBAC, 5.50%, 09/15/12	3,221
	New Jersey Transportation Trust Fund Authority, Transportation System
1,000	Series A, Rev., 5.75%, 06/15/15	1,136
9,000	Series B, Rev., 5.25%, 06/15/07 (p)	9,506
3,125	New Jersey Transportation Trust Fund Authority, Unrefunded Balance,
	Transportation Systems
	Series B, Rev., MBIA, 6.50%, 06/15/10	3,541

		39,605

New Mexico — 0.3%
1,515	Los Alamos County Utilities
	Series A, Rev., FSA, 5.00%, 07/01/13	1,643
1,055	New Mexico Mortgage Finance Authority, Single Family Mortgage
	Rev., Adj., GNMA/FNMA/FHLMC COLL, 5.90%, 07/01/16	1,073

		2,716

New York — 17.2%
100	Chenango Forks, Central School District
	GO, FGIC, 4.00%, 06/15/07	102
1,900	City of Utica, IDA, Munson-Williams-Proctor Institution
	Series A, Rev., 5.38%, 07/15/19	2,023
	Coxsackie-Athens Central School District
1,325	GO, FSA ST AID WITHHLDG, 5.00%, 06/15/17	1,445
1,390	GO, FSA ST AID WITHHLDG, 5.00%, 06/15/18	1,509
3,000	Metropolitan Transportation Authority
	Series A, Rev., 5.13%, 01/01/24	3,181

Principal Amount	Security Description	Value

2,505	New York City
	Series F, GO, 6.00%, 01/15/13 (p)	2,881
	New York City Municipal Water Finance Authority
15,000	Series A, Rev., 5.00%, 06/15/39	15,581
2,850	Series A, Rev., 5.75%, 06/15/30 (p)	3,137
5,000	Series A, Rev., FSA, 5.00%, 06/15/32	5,242
565	New York City Municipal Water Finance Authority, Water & Sewer System
	Series B, Rev., 6.00%, 06/15/33	631
1,845	New York City Transitional Finance Authority, Future Tax
	Series C, Rev., 5.50%, 05/01/10 (p)	2,039
	New York City Transitional Finance Authority, Future Tax Secondary
695	Series B, Rev., 5.50%, 02/01/11 (p)	773
3,000	Series B, Rev., Adj., 5.25%, 02/01/29	3,232
9,000	Series C, Rev., 5.50%, 05/01/10 (p)	9,953
	New York City Transitional Finance Authority,
	Future Tax Secondary, Unrefunded Balance
2,305	Series B, Rev., 5.50%, 02/01/15	2,536
6,155	Series C, Rev., 5.50%, 11/01/24	6,722
	New York City, Unrefunded Balance
15,635	GO, 6.00%, 01/15/18 (m)	17,690
745	Series A, GO, 6.00%, 05/15/18	823
2,900	New York Convention Center Operating Corp.,Yale
	Building Acquistion Project
	COP, 5.25%, 06/01/08	2,981
	New York Municipal Bond Bank Agency
1,900	Series C, Rev., ST AID WITHHLDG, 5.25%, 06/01/21	2,050
2,000	Series C, Rev., ST AID WITHHLDG, 5.25%, 12/01/21	2,160
	New York State Dormitory Authority, City University System
5,000	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	5,696
2,050	Series 2, Rev., 5.88%, 07/01/06 (p)	2,137
3,000	Series A, Rev., FGIC, 5.13%, 07/01/10 (p)	3,248
1,400	New York State Dormitory Authority, City University System,
	Unrefunded Balance
	Series 2, Rev., 5.88%, 07/01/08	1,456
3,020	New York State Dormitory Authority, State University Dorm Facilities
	Series B, Rev., MBIA, 5.25%, 07/01/18	3,316
	New York State Environmental Facilities Corp.,
	Revolving Funds, New York City Municipal Water Project
9,345	Series D, Rev., 5.38%, 06/15/19	10,255
7,270	Series E, Rev., 5.38%, 06/15/17	7,996
7,135	Series E, Rev., 5.38%, 06/05/18	7,848
26,000	Port Authority of New York & New Jersey
	93rd Series, Rev., GO, 6.13%, 06/01/94 (m)	30,894
10	Rome City School District
	GO, FGIC ST AID WITHHLDG, 5.00%, 06/15/12	11
	State of New York
6,040	Series A, GO, 6.00%, 05/15/10 (p)	6,807
3,500	Series F, GO, MBIA-IBC, 5.25%, 08/01/16	3,684
1,000	Suffolk County, Longwood Central School District
	GO, FGIC, 5.75%, 06/15/19	1,134
	Tobacco Settlement Financing Corp.
3,000	Series C-1, Rev., 5.50%, 06/01/20	3,282
3,000	Series C-1, Rev., 5.50%, 06/01/21	3,272

Principal Amount	Security Description	Value

3,000	Tobacco Settlement Financing Corp., Asset Backed
	Series A-1, Rev., 5.50%, 06/01/19	3,307

		181,034

North Carolina — 1.8%
3,355	Charlotte Mechlenburg, Hospital Authority
	Series A, Rev., 5.60%, 01/15/10	3,445
3,510	Charlotte Mechlenburg, Hospital Authority, Unrefunded Balance
	Rev., 5.90%, 01/15/16	3,608
	City of Charlotte
6,600	GO, 5.50%, 06/01/10 (p)	7,346
4,400	Cumberland County
	GO, 5.70%, 03/01/10 (p)	4,916
110	North Carolina State Housing Finance Agency, AMT, Single Family
	Series FF, Rev., FHA, 6.25%, 03/01/28	113

		19,428

North Dakota — 1.1%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center
	Series A, Rev., FSA, 5.25%, 07/01/15	4,599
5,000	Mercer County, Antelope Valley Station
	Rev., AMBAC, 7.20%, 06/30/13	5,943
1,300	North Dakota State Water Commission, Water
	Development & Management Program
	Series A, Rev., MBIA, 5.00%, 08/01/18	1,401

		11,943

Ohio — 3.2%
7,000	Cleveland Stadium Project
	COP, AMBAC, 5.25%, 11/15/13	7,420
	Cleveland-Cuyahoga County Port Authority, Port Development
	Cleveland Bond Fund
2,055	Series C, Rev., 5.95%, 05/15/22	2,151
800	Series D, Rev., 5.00%, 05/15/20	798
1,395	Indian Hill Exempt Village School District, School Improvement
	GO, 5.00%, 12/01/17	1,535
3,000	Lucas County, Hospital, Promedica Healthcare Obligation Group
	Rev., AMBAC, 5.63%, 11/15/14	3,269
4,000	Ohio Air Quality Development Authority, Edison Project
	Series A, Rev., Adj., AMBAC, 3.25%, 02/01/15	4,000
	Riversouth, Authority Area Redevelopment
2,580	Series A, Rev., 5.00%, 12/01/18	2,774
1,055	Series A, Rev., 5.25%, 12/01/14	1,168
2,080	Series A, Rev., 5.25%, 12/01/19	2,262
1,505	Series A, Rev., 5.25%, 12/01/20	1,632
1,000	Series A, Rev., 5.25%, 12/01/21	1,081
1,050	Series A, Rev., 5.25%, 12/01/22	1,132
	Toledo Lucas County, Port Authority Development, Northwest Bond Fund,
1,795	Series A, Rev., 6.00%, 05/15/11	1,898
1,650	Series C, Rev., 6.38%, 11/15/32	1,770
1,020	Toledo Lucas County, Port Authority Development, Northwest Bond Fund,
	Woodsage Project
	Series B, Rev., 5.40%, 05/15/14	1,057

		33,947

Principal Amount	Security Description	Value

Oklahoma — 0.1%
660	Oklahoma State Housing Finance Agency
	Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/26	673

Oregon — 1.2%
3,000	State of Oregon, Department of Administrative Services
	Series B, Lottery Rev., FSA, 5.25%, 04/01/15	3,211
1,365	Tri-County Metropolitan Transportation District, Tax Pledge
	Series A, Rev., FSA, 5.00%, 09/01/16	1,490
1,900	Washington County, School District No. 48J Beaverton
	Series B, GO, FSA, 5.00%, 06/01/08	1,992
5,000	Washington County, Unified Sewerage Agency
	Senior Lien, Series A, Rev., FGIC, 5.75%, 10/01/10	5,557

		12,250

Pennsylvania — 1.9%
1,425	Butler Area School District
	Series B, GO, FGIC, 5.25%, 09/15/17	1,602
2,375	Delaware River Port Authority
	Rev., FSA, 5.63%, 01/01/16	2,582
6,500	Pennsylvania IDA, Economic Development
	Rev., AMBAC, 5.50%, 07/01/18	7,223
4,775	Tredyffrin-Easttown School District
	GO, ST AID WITHHLDG, 4.50%, 02/15/19	4,915
3,985	Warwick School District
	GO, FGIC, 4.00%, 02/15/19	3,896

		20,218

Puerto Rico — 4.1%
	Commonwealth of Puerto Rico
5,655	GO, MBIA, 6.00%, 07/01/16	6,722
2,875	Series C, GO, Adj., MBIA, 5.00%, 07/01/28	3,018
6,900	Commonwealth of Puerto Rico, Public Improvement
	Series C, GO, Adj., 5.00%, 07/01/18	7,175
	Puerto Rico Electric Power Authority
10,000	Series KK, Rev., MBIA, 5.50%, 07/01/15 (m)	11,409
3,880	Series Y, Rev., MBIA, 7.00%, 07/01/07	4,144
5,000	Puerto Rico Highway & Transportation Authority
	Series B, Rev., 6.00%, 07/01/10 (p)	5,620
	Puerto Rico Public Buildings Authority, Government Facilities
1,630	Series A, Rev., AMBAC, 6.25%, 07/01/11	1,874
2,800	Series K, Rev., Adj., 4.50%, 07/01/22	2,849

		42,811

South Carolina — 1.2%
2,450	Charleston Educational Excellence Finance Corp., Charleston County
	School District Project
	Rev., 5.00%, 12/01/18	2,600
5,000	South Carolina State Education Assistance Authority, Educational Loan
	Series A-1, Rev., Adj., GTD STD LNS, 2.60%, 03/01/22	5,000
5,000	South Carolina State Public Service Authority
	Series A, Rev., AMBAC, 6.25%, 01/01/06 (p)	5,140

		12,740

South Dakota — 0.6%
	Heartland Consumers Power District, Electric
2,605	Rev., 7.00%, 01/01/16 (p)	3,024

Principal Amount	Security Description	Value

2,500	Rev., FSA, 6.00%, 01/01/17	2,930

		5,954

Tennessee — 0.8%
1,555	City of Franklin
	GO, 5.00%, 04/01/23	1,710
	Knox County, Health Educational & Housing Facilities Board,
	FT Sanders Alliance
1,360	Rev., MBIA, 7.25%, 01/01/09	1,522
1,300	Rev., MBIA, 7.25%, 01/01/10	1,492
3,000	Metropolitan Government Nashville & Davidson County
	Rev., FGIC, 5.20%, 01/01/13	3,300

		8,024

Texas — 3.9%
3,000	Alliance, Airport Authority, Federal Express Corp. Project
	Rev., 6.38%, 04/01/21	3,097
1,080	City of Austin
	Series A, Rev., AMBAC, 5.00%, 11/15/16	1,165
1,295	City of Austin, Certificates of Obligation
	GO, MBIA, 5.00%, 09/01/16	1,391
	City of Austin, Town Lake Park Community Events
1,360	Rev., FGIC, 5.00%, 11/15/14	1,478
1,590	Rev., FGIC, 5.00%, 11/15/16	1,721
6,000	City of Brownsville, Priority Refunding, Utilities
	Rev., MBIA, 6.25%, 09/01/14 (p)	6,856
4,250	City of San Antonio
	Series 2000, Rev., 5.00%, 02/01/17 (p)	4,595
	City of Pharr
1,675	Series B, GO, MBIA, 5.00%, 08/15/16	1,811
1,760	Series B, GO, MBIA, 5.00%, 08/15/17	1,893
3,000	Dallas-Fort Worth, International Airport Facilities
	Improvement Corp.
	Series A, Rev., FGIC, 5.50%, 11/01/20	3,227
3,085	Lewisville Combination Contract, Special Assessment
	Capital Improvement District 2
	GO, ACA, 5.88%, 09/01/22	3,301
	Midtown Redevelopment Authority
1,570	Tax Allocation, AMBAC, 5.00%, 01/01/21	1,659
1,650	Tax Allocation, AMBAC, 5.00%, 01/01/22	1,736
5,000	Texas A & M University, FING System
	Rev., 5.38%, 05/15/09 (p)	5,371
1,085	Travis County
	GO, 5.25%, 03/01/20	1,195

		40,496

Utah — 0.2%
760	Utah Housing Finance Agency, Single Family Mortgage
	Series A-2, Rev., FHA, 6.25%, 07/01/25	786
1,315	Utah State Board of Regents, Dixie College
	Series A, Rev., AMBAC, 5.50%, 05/01/23	1,404

		2,190

Virginia — 1.0%
4,140	City of Norfolk
	Rev., MBIA, 5.88%, 11/01/14	4,233

Principal Amount	Security Description	Value

1,935	Loudoun County, Sanitation Authority
	Rev., 5.00%, 01/01/12	2,093
	Lynchburg Public Improvement
1,105	GO, 5.00%, 06/01/16	1,200
1,085	GO, 5.00%, 06/01/17	1,172
1,205	GO, 5.00%, 06/01/18	1,297

		9,995

Washington — 2.9%
5,000	City of Seattle, Municipal Light & Power
	Rev., MBIA-IBC, 6.00%, 10/01/09 (p)	5,560
5,000	Energy Northwest Electric, Project No. 1
	Series A, Rev., MBIA, 5.50%, 07/01/16	5,492
7,000	Energy Northwest, Washington Electric, Columbia Generating Station
	Series B, Rev., MBIA, 5.50%, 07/01/18	7,494
	Skagit County Consolidated School District No. 320 Mount Vermon
2,415	GO, FSA SCH BD GTY, 5.25%, 12/01/17	2,667
2,600	GO, FSA SCH BD GTY, 5.25%, 12/01/18	2,863
195	Washington Public Power Supply System
	Series B, Rev., 7.25%, 07/01/09 (p)	212
15	Washington Public Power Supply System, Unrefunded
	Series B, Rev., 7.25%, 07/01/09	16
5,430	Washington University, Housing & Dining, Junior Lien
	Series A, Rev, AMBAC, 5.50%, 10/01/22	6,232

		30,536

West Virginia — 0.5%
5,250	State of West Virginia, State Roads
	GO, 5.75%, 06/01/09 (p)	5,756

	Total Long-Term Investments
	(Cost $938,472)	998,502

Shares
Short-Term Investment — 7.2%
Investment Company — 7.2%
76,307	JPMorgan Tax Free Money Market Fund (b)	76,307

(Cost $76,307)
Total Investments — 102.3%
(Cost $1,014,779)	$1,074,809
Liabilities in Excess of Other Assets — (2.3)%	(24,512)

Net Assets — 100.0%	$1,050,297

Percentages indicated are based on net assets.
Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at September 30, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CA MTG INS	California Mortgage Insurance
CBI	Certificate of Bond Insurance
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
EDA	Economics Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Freddie Mac
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GO OF HOSP	General Obligation of Hospital
GTD STD LNS	Guaranteed Student Loans
GTY	Guaranty
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
INS	Insurance
MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
SCH BD GTY	School Bond Guaranty
ST AID WITHHLDG	State Aid Withholding
TCR	Transferable Custodial Receipts
XLCA	XL Capital Assurance
Futures Contracts
(Amounts in thousands, except number of contracts)

			Unrealized
		Expiration	Appreciation
Number of Contracts	Description	Date	(USD)

	Short Futures Outstanding
211	U.S. Treasury Bond	December, 2005	$467

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,240
Aggregate gross unrealized depreciation	(1,210)

Net unrealized appreciation/depreciation	$60,030

Federal income tax cost of investments	$1,014,779

JPMorgan West Virginia Municipal Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long — Term Investments — 97.0%
Municipal Bonds — 97.0%
Kansas — 2.3%
$3,225	Labette County, Single Family Mortgage, Capital Accumulator Rev., Zero Coupon, 12/01/14 (p)	$2,229

Maryland — 0.8%
1,985	Prince Georges County, Housing Authority Mortgage, Capital Appreciation, Foxglenn Apartments Series A, Rev., GNMA COLL, Zero Coupon, 05/20/22	773

Puerto Rico — 3.6%
2,400	Commonwealth of Puerto Rico GO, 5.75%, 07/01/17	2,544
1,000	Puerto Rico Medical & Environmental Control Facilities Financing Authority, Auxilio Mutuo Hospital Obligation Group Series A, Rev., MBIA, 5.80%, 07/01/06	1,022

		3,566

West Virginia — 90.3%
1,525	Brooke, Pleasants, Tyler & Wetzel Counties, Single Family Mortgage Rev., 7.40%, 08/15/10 (p)	1,796
1,500	Cabell County, Board of Education GO, MBIA, 6.00%, 05/01/06 (p)	1,528
635	City of Charleston, Building Commission, Center for Arts & Science Project Rev., 5.30%, 06/01/12 (i)	670
1,120	City of Charleston, Urban Renewal Authority, Diamond Project Series A, Rev., FSA, 5.75%, 12/15/18	1,242
	City of Clarksburg, Capital Appreciation, Water Improvement
1,020	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/08	928
1,000	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/11	803
	City of Fairmont, Waterworks
790	Rev., MBIA, 5.30%, 07/01/09	833
925	Rev., MBIA, 5.50%, 07/01/12	979
	City of Parkersburg, Water Works & Sewer System
1,295	Rev., FSA, 5.50%, 03/01/10	1,349
1,335	Rev., FSA, 5.50%, 09/01/10	1,391
1,430	Series A, Rev., FGIC, 5.00%, 08/01/19	1,532
1,000	City of Wheeling, Waterworks & Sewer System Rev., FGIC, 5.40%, 06/01/11	1,036
2,000	Harrison County Commission Series A, SO, 6.25%, 05/15/10 (m)(p)	2,192
2,500	Harrison County, Board of Education GO, FGIC, 6.40%, 05/01/07 (m)(p)	2,630
735	Jackson County, Residential Mortgage Rev., FGIC, 7.38%, 06/01/10 (p)	858
1,000	Jefferson County, Board of Education, Public School GO, 5.25%, 07/01/09	1,072
3,260	Kanawha, Mercer and Nicholas Counties, Single Family Mortgage Rev., Zero Coupon, 02/01/14 (p)	2,074
5,550	Kanawha-Putnam County, Single Family Mortgage Series A, Rev., Zero Coupon, 12/01/16 (p)	3,447
1,395	Keyser Housing Corp., Section 8 Institute-Potomac Project Rev., FHA, 7.25%, 04/01/21 (i)	1,398
1,065	Marion County, Single Family Mortgage Rev., FGIC PRIV MTGS, 7.38%, 08/01/11 (p)	1,274
500	Marshall County SO, 6.50%, 05/15/10 (p)	546
1,000	Pleasants County Industrial Development, Potomac Power Series C, Rev., MBIA-IBC, 6.15%, 05/01/15	1,021

1

Principal Amount	Security Description	Value

1,750	Pleasants County Industrial Development, West Penn Power Series C, Rev., AMBAC MBIA, 6.15%, 05/01/15	1,787
2,000	Raleigh, Fayette & Nicholas Counties SO, 6.25%, 08/01/11 (p)
	State of West Virginia	2,277
1,000	GO, FGIC, 5.25%, 06/01/08	1,055
1,000	Series B, AMT, GO, FGIC, 5.80%, 11/01/11	1,046
1,000	Series B, AMT, GO, FGIC, 5.85%, 11/01/12
	State of West Virginia, Capital Appreciation, Infrastructure	1,045
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/13	724
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/14	689
	State of West Virginia, State Roads
1,500	GO, 5.20%, 06/01/09 (p)	1,616
2,000	GO, 5.75%, 06/01/09 (p)	2,192
1,000	GO, FGIC, 5.00%, 06/01/21	1,065
970	GO, FGIC, 5.50%, 06/01/10 (p)	1,070
1,075	GO, FSA, 5.25%, 06/01/09 (p)	1,160
1,000	West Virginia Economic Development Authority, Capital Parking Garage Project Rev., AMBAC, 5.63%, 06/01/16	1,094
1,000	West Virginia Economic Development Authority, Correctional Juvenile Series A, Rev., MBIA, 5.50%, 06/01/14	1,116
500	West Virginia Economic Development Authority, Department of Enviromental Protection Rev., 4.00%, 11/01/09	514
	West Virginia Higher Education Policy Commission, University Facilitites
1,500	Series A, Rev., MBIA, 5.00%, 04/01/12	1,628
1,050	Series B, Rev., FGIC, 5.00%, 04/01/21	1,114
	West Virginia School Building Authority, Capital Improvement
1,000	Rev., AMBAC, 4.00%, 07/01/10	1,031
2,825	Rev., AMBAC, 5.50%, 07/01/11	2,990
3,500	Series B, Rev., FSA, 5.40%, 07/01/17	3,693
200	Series B, Rev., MBIA, 6.75%, 07/01/06	206
	West Virginia State Building Commission
1,000	Series A, Rev., MBIA, 5.25%, 07/01/08	1,053
2,465	Series A, Rev., MBIA, 5.25%, 07/01/09	2,598
1,990	West Virginia State Building Commission, Regional Jail Series A, Rev., AMBAC, 5.25%, 07/01/12	2,185
	West Virginia State Higher Education, Interim Governing Board University, Marshall University
1,440	Series A, Rev., FGIC, 5.25%, 05/01/16	1,557
1,600	Series A, Rev., FGIC, 5.25%, 05/01/18	1,728
	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital
1,000	Series A, Rev., FSA, 5.25%, 02/15/19	1,082
	West Virginia State Hospital Finance Authority, Charleston Area Medical Center
895	Series A, Rev., 6.50%, 09/01/16 (p)	1,080
1,000	Series A, Rev., MBIA, 5.13%, 09/01/06	1,019
	West Virginia State Infrastructure
1,075	Series B, AMT, GO, FGIC, 5.75%, 11/01/12	1,192
	West Virginia State Parkway Economic Development & Tourism Authority
1,000	Rev., FGIC, 5.25%, 05/15/16	1,115
2,000	Rev., FGIC, 5.25%, 05/15/19	2,240
750	West Virginia University, State University System, Marshall University Library Rev., AMBAC, 5.60%, 04/01/06 (p)	768
	West Virginia University, University Projects
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	639
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	608

2

Principal Amount	Security Description	Value

1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	578
1,000	Series B, Rev., FGIC, 5.00%, 10/01/20	1,067
	West Virginia Water Development Authority
1,200	Series A, Rev., AMBAC, 5.50%, 10/01/18	1,346
620	Series A, Rev., FSA, 5.35%, 10/01/13	672
770	Series A, Rev., FSA, 5.40%, 10/01/14	837
	West Virginia Water Development Authority, Loan Program II
2,275	Series B, Rev., AMBAC, 5.00%, 11/01/12	2,477
1,000	Series B, Rev., AMBAC, 5.00%, 11/01/13	1,089
1,420	West Virginia Water Development Authority, Loan Program IV Series A, Rev., FSA, 5.00%, 11/01/19	1,523

		88,164

	Total Long Term Investments (Cost $89,164)	94,732

Shares

Short-Term Investment — 2.0%
Investment Company — 2.0%
1,983	JPMorgan Tax Free Money Market Fund (b)	1,983

	Total Short-Term Investments
	(Cost $1,983)
Total Investments — 99.0%
(Cost $91,147)		$96,715
Other Assets in Excess of Liabilities — 1.0%		970
Net Assets — 100.0%		$97,685

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GNMA COLL	GNMA Collateral
GO	General Obligation Bond
IBC	Insured Bond Certificates
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
RADIAN-IBCC	Radian Insured Bond Custodial Certificate
Rev.	Revenue Bond
SO	Special Obligation
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

3

Aggregate gross unrealized appreciation	$5,607
Aggregate gross unrealized depreciation	(39)
Net unrealized appreciation/depreciation	$5,568

Federal income tax cost of investments	$91,147

4

JPMorgan Michigan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Commercial Paper — 11.2%
Michigan — 11.2%
	Michigan State Housing Development Authority
$5,000	2.42%, 10/03/05, LOC: Landesbank Hessen Thueringen	$5,000
1,400	2.65%, 11/08/05, LOC: Landesbank Hessen Thueringen	1,400
5,700	2.72%, 12/02/05, LOC: Landesbank Hessen Thueringen	5,700
3,000	Michigan State Building Authority 2.68%, 10/13/05, LOC: 70% BONY/30% STATE STREET BANK	3,000
2,000	State of Michigan Series 2001-A, 2.00%, 10/04/05	2,000
3,465	University of Michigan 2.68%, 12/01/05	3,465

	Total Commercial Paper	20,565

Daily Demand Notes — 3.5%
Michigan — 3.5%
1,200	Michigan State Housing Development Authority, Jackson Project Rev., VAR, LOC: Federal Home Loan Bank, 2.90%, 10/01/05	1,200
	University of Michigan Hospital
1,725	Series A, Rev., VAR , 2.81%, 10/01/05	1,725
3,500	Series A-2, Rev., VAR , 2.82%, 10/01/05	3,500

	Total Daily Demand Notes	6,425

Municipal Notes and Bonds — 6.2%
Michigan — 6.2%
1,500	City of Birmingham, City School District GO, 7.00%, 11/01/05	1,506
5,295	City of Detroit RAN, Rev., 4.00%, 04/03/06	5,331
1,585	Michigan State Building Authority, Facilities Program Series II, Rev., 5.50%, 10/15/05, (p)	1,587
1550	Michigan State Hospital Finance Authority, Ascension Health Credit Series B, Rev., 11/15/05	1556
1,350	Muskegon Heights Public Schools, Student Aid Notes 3.50%, 07/21/06	1,355

	Total Municipal Bonds	11,335

Weekly Demand Notes — 78.7%
Michigan — 74.9%
4,000	ABN Amro Munitops Certificate Trust Series 2004-44, GO, VAR, INS: MBIA, 2.77%, 10/02/05	4,000
2,495	City of Detroit, EDC, Merlots-A90-4/00 Rev., VAR, INS: AMBAC, 2.82%, 10/07/05	2,495
300	City of Detroit, EDC, Waterfront Reclamation Series A, Rev., VAR, LOC: Bank of America, 2.75%, 10/04/05	300
3,275	City of Detroit, Water Supply System Series PT-2587, Rev., VAR, INS: FGIC, 2.78%, 10/07/05	3,275
400	City of Kalamazoo, EDC, Heritage Project Rev., VAR, LOC: Fifth Third Bank, 2.75%, 10/03/05	400
1,335	Comstock Park Public Schools Series ROCS-RR-II-R 2178, GO, VAR, INS: FSA Q-SBLF, LIQ: Citigroup Global Markets, 2.79%, 10/02/05	1,335
2,820	Delta County, EDC Series PT-2317, Rev., VAR, 2.82%, 10/07/05	2,820
7,000	Detroit City School District, Merlots Series B-01, GO, VAR, INS: FGIC Q-SBLF, 2.77%, 10/01/05	7,000
4,645	Detroit Sewer Disposal System, Merlots Series 2001-A112, Rev., VAR, INS: MBIA, LIQ: First Union National Bank, 2.77%, 10/04/05	4,645

Principal Amount	Security Description	Value

3,000	East Lansing School District Series PT-2609, GO, VAR, MBIA Q-SBLF, LIQ: Merrill Lynch Capital Services, 2.78%, 11/01/05	3,000
1,900	Grand Rapids, EDC, Limited Obligation, Cornerstone University Rev., VAR, LOC: National City Bank, 2.78%, 10/01/05	1,900
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project Rev., VAR, LOC: Comerica Bank, 2.91%, 10/04/05	2,555
1,000	Kalamazoo County EDC, WBC Properties Ltd. Project Rev., VAR, LOC: Old Kent Bank, 2.86%, 10/01/05	1,000
1,885	Kenowa Hills Public Schools Series PT-2552, GO, VAR, INS: FGIC Q-SBLF, 2.78%, 10/03/05	1,885
1,000	Michigan Higher Education Facilities Authority, Limited Obligation Hope College Series B, Rev., VAR, LOC: Fifth Third Bank, 2.77%, 10/03/05	1,000
4,000	Michigan Higher Education Student Loan Authority Series XII-B, Rev., VAR, INS: AMBAC, 2.78%, 10/01/05	4,000
6,205	Michigan Municipal Bond Authority Series 397, Rev., VAR, LIQ: Merrill Lynch Capital Services, 2.78%, 10/02/05	6,205
3,490	Michigan State Building Authority Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Salomon Smith Barney, 2.79%, 10/04/05	3,490
5,000	Michigan State Building Authority, Floater Certificates Series 517X, Rev., VAR, INS: FSA, LIQ: Morgan Stanley, 2.78%, 10/03/05	5,000
	Michigan State Housing Development Authority
1,120	Series A, Rev., AMT, VAR, INS: MBIA, LIQ: Landesbank Hessen, 2.80%, 10/06/05	1,120
850	Series C, Rev., VAR, FSA, LIQ: Dexia Credit Local, 2.78%, 10/04/05	850
930	Series PT-556, VAR, INS: MBIA, 2.83%, 10/05/05	930
5,000	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments Rev., VAR, LOC: Bank of New York, 2.79%, 10/06/05	5,000
3,780	Michigan State Housing Development Authority, Weston Series B, Rev., VAR, LOC: National City Bank, 2.86%, 10/03/05	3,780
	Michigan State University
7,665	Series 2000-A, Rev., VAR, 2.74%, 10/07/05	7,665
3,215	Series A, Rev., VAR, 2.74%, 10/03/05	3,215
2,980	Michigan Strategic Fund Series ROCS-RR-II-R 332, INS: XLCA-ICR, LIQ: Citibank N.A., 2.79%, 10/04/05	2,980
3,220	Michigan Strategic Fund, Artinian, Inc. Project Rev., VAR, LOC: Comerica Bank, 2.91%, 10/04/05	3,220
1,490	Michigan Strategic Fund, Atmosphere Heat Treating Rev., VAR, LOC: Comerica Bank, 2.91%, 10/03/05	1,490
1,000	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project Rev., VAR, LOC: Standard Federal Bank, 2.85%, 10/04/05	1,000
1,965	Michigan Strategic Fund, Custom Profiles, Inc. Project Rev., VAR, LOC: Firstar Bank, 2.90%, 10/06/05	1,965
595	Michigan Strategic Fund, Dennenlease LC Project Rev., VAR, LOC: Old Kent Bank & Trust, 2.91%, 10/03/05	595
2,180	Michigan Strategic Fund, DOU-FORM Acquisition Project Rev., VAR, LOC: First Union National Bank, 2.90%, 10/05/05	2,180
5,190	Michigan Strategic Fund, Grayling Generating Project Rev., VAR, LOC: Barclays Bank New York, 2.80%, 10/05/05	5,190
255	Michigan Strategic Fund, Ironwood Plastics, Inc. Project Rev., VAR, LOC: First of America Bank, 2.91%, 10/07/05	255
2,900	Michigan Strategic Fund, MANS Project Rev., VAR, LOC: Comerica Bank, 2.91%, 10/06/05	2,900
955	Michigan Strategic Fund, Nicholas Plastics Project Rev., VAR, LOC: Fifth Third Bank, 2.90%, 10/06/05	955

Principal Amount	Security Description	Value

1,530	Michigan Strategic Fund, Petoskey Plastics, Inc. Project Rev., VAR, LOC: Comerica Bank, 2.91%, 10/04/05	1,530
700	Michigan Strategic Fund, Pinnacle Molded Plastics Rev., VAR, LOC: Michigan National Bank, 2.85%, 10/02/05	700
2,400	Michigan Strategic Fund, Quincy Strategic, Inc. Project Rev., VAR, LOC: Comerica Bank, 2.91%, 10/07/05	2,400
2,200	Michigan Strategic Fund, Rapid Line, Inc. Project Rev., VAR, LOC: Firstar Bank, 2.90%, 10/06/05	2,200
3,195	Michigan Strategic Fund, Rest Haven Christian Services Rev., VAR, LOC: Sovereign Bank, 2.77%, 10/05/05	3,195
3,740	Michigan Strategic Fund, Scoclan II LLC Project Rev., VAR, LOC: Standard Federal Bank, 2.84%, 10/06/05	3,740
1,600	Michigan Strategic Fund, Steletee Van Huis Project Rev., VAR, LOC: Fifth Third Bank, 2.90%, 10/07/05	1,600
815	Michigan Strategic Fund, TIM Properties LLC Project Rev., VAR, LOC: Huntington National Bank, 2.85%, 10/06/05	815
1,230	Oakland County, EDC, North America, Inc. Project Rev., VAR, IBC, LOC: Comerica Bank, 2.91%, 10/04/05	1,230
2,900	Oakland County, EDC, V & M Corp. Project Rev., VAR, LOC: Standard Federal Bank, 2.85%, 10/03/05	2,900
125	Oakland University Rev., VAR, FGIC, 2.79%, 10/04/05	125
2,700	State of Michigan Series PT-2754, Rev., VAR., FSA, LIQ: Dexia Credit Local, 2.78%, 11/15/05	2,700
100	University of Michigan, Hospital Series A, Rev., VAR, 2.75%, 10/06/05	100
100	University of Michigan, Medical Services Plan Series A, Rev., VAR, 2.75%, 10/07/05	100
	Wayne Charter County, Michigan Airport, Detroit Metropolitan County
2,700	Series A, Rev., VAR, AMT, INS: AMBAC, 2.79%, 10/02/05	2,700
300	Series A, Rev., VAR, INS: FGIC, 2.78%, 10/01/05	300
2,520	Series B, Rev., AMT, VAR, INS: AMBAC, LOC: Helaba, 2.78%, 10/02/05	2,520
2,500	Wayne County Michigan Airport Authority Series MT-115, Rev., VAR, INS: MBIA, LIQ: Svenska Handelsbanken, 2.83%, 12/01/05	2,500
3,805	Wyoming, Aces-Hi Displays, Inc. Project Rev., VAR, LOC: Standard Federal Bank, 2.84%, 10/06/05	3,805

		136,755

Principal Amount	Security Description	Value

Puerto Rico — 3.8%
1,250	Puerto Rico Electric Power Authority ROCS, Rev., VAR, INS: FSA, LIQ: Citibank N.A., 2.76%, 10/07/05	1,250
4,160	Puerto Rico, Floating Rate Trust Receipts Series M4J, Regulation, GO, VAR, FSA, 2.77%, 10/06/05	4,160
850	Puerto Rico Infrastructure Financing Authority, TOCS Series 1, SO, VAR, LIQ: Bank of New York, 2.76%, 10/02/05	850
575	Puerto Rico Public Buildings Authority Series PT-978, Rev., VAR, 2.78%, 10/01/05	575

		6,835

	Total Weekly Demand Notes	143,590

Total Investments — 99.6% (Cost $181,915)		$181,915
Other Assets in Excess of Liabilities — 0.4%		705

Net Assets — 100.0%		$182,620

Percentages indicated are based on net assets.
Abbreviations:

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
EDC	Economic Development Corporation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation Bond
IBC	Insured Bond Certificates
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified School Board Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
TOCS	Tender Options Certificates
VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.
XLCA-ICR	XL Capital Assurance Insured Custodial Receipts

JPMorgan Ohio Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Commercial Paper — 9.9%
Ohio — 9.9%
$5,000	Cuyahoga County, Cleveland Clinic
	LIQ: Bank of America, 2.75%, 10/03/05	$5,000
	Ohio State University
1,000	2.40%, 10/03/05	1,000
5,000	2.35%, 10/12/05	5,000

	Total Commercial Paper	11,000

Daily Demand Notes — 7.5%
Ohio — 7.5%
850	Ohio Air Quality Development Authority PCR
	Series C, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 2.91%, 10/01/05	850
320	Ohio State Water Development Authority, Ohio Edison Co. Project
	Series B, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 2.94%, 10/01/05	320
5,000	Paulding County, Solid Waste, Lafarge, Inc. Project
	Rev., VAR, AMT, LOC: Bayerische Landesbank, 2.81%, 10/01/05	5,000
100	State of Ohio PCR, Solid Waste, BP Chemicals, Inc. Project
	Rev., VAR, AMT, GTY: BP Chemicals, Inc., 2.93%, 10/01/05	100
1,425	State of Ohio, PCR, Solid Waste, BP Exploration & Oil Project
	Rev., VAR, AMT, 2.93%, 10/01/05	1425
610	State of Ohio, PCR, Solid Waste, BP Products North America
	Rev., VAR, AMT, GTY: BP North America, 2.93%, 10/01/05	610

	Total Daily Demand Notes	8,305

Municipal Notes & Bonds — 11.7%
Ohio — 11.7%
3,837	City of Lakewood
	BAN, GO, 3.50%, 06/15/06	3,856
1,550	City of Lyndhurst, EDR, Hawken School
	VAR, 2.82%, 10/06/05	1,550
3,000	City of Mentor
	BAN, GO, 3.00%, 11/01/05	3,002
1,500	City of Upper Arlington, Street Improvement
	BAN, GO, 3.00%, 01/10/06	1,503
3,000	University of Cincinnati
	BAN, Series C, Rev., 4.00%, 03/28/06	3,019

	Total Municipal Notes & Bonds	12,930

Weekly Demand Notes — 70.5%
Ohio — 68.9%
5,000	ABN Amro Munitops Certificate Trust, Southwestern School District
	Series 2001-7, Rev., VAR, INS: AMBAC, 2.77%, 10/07/05	5,000
2,695	City of Lorain, Catholic Healthcare
	Series PA-892, Rev., VAR, GTY: Merrill Lynch, 2.80%, 10/03/05	2,695
2,000	City of Wooster, IDR, Allen Group, Inc.
	Series 1985, Rev., VAR, LOC: Wachovia Bank N.A., 2.75%, 10/06/05	2,000
	Cleveland Airport System
1,695	Series 1997-D, Rev., VAR, AMT, LOC: Westdeutsche Landesbank, 2.78%, 10/06/05	1,695
2,000	Series PT-799, Rev., VAR, INS: FSA, 2.83%, 10/04/05	2,000
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square Fundation Project
	Rev., VAR, LOC: Fifth Third Bank, 2.75%, 10/06/05	1,500

Principal Amount	Security Description	Value

2,200	Cuyahoga County, EDR, Gilmore Academy Project
	Rev., VAR, LOC: Fifth Third Bank, 2.77%, 10/07/05	2,200
1,000	Cuyahoga County, Health Care Facilities, Eliza Jennings Home Project
	Series 2001, Rev., VAR, LOC: LaSalle Bank N.A., 2.77%, 10/07/05	1,000
1,375	Cuyahoga County, Health Care Facilities, Franciscan Communities
	Series E, Rev., VAR, LOC: LaSalle Bank N.A., 2.75%, 10/03/05	1,375
2,500	Cuyahoga County, Health Care Facilities, Jennings Center
	Rev., VAR, LOC: Fifth Third Bank, 2.81%, 10/01/05	2,500
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project
	Rev., VAR, AMT, INS: FNMA, LIQ: FNMA, 2.81%, 10/03/05	5,550
1,000	Franklin County, Childrens Hospital
	Series A, Rev., FGIC, VAR, 2.76%, 10/03/05	1,000
3,965	Franklin County, Franklin Hospital
	Series ROCS-II-R-55, Rev., VAR, LIQ: Citigroup Global Markets, 2.79%, 10/07/05	3,965
1,040	Franklin County, Health Care Facilities, Friendship Village
	Series A, Rev., VAR, LOC: LaSalle Bank N.A., 2.75%, 10/07/05	1,040
770	Franklin County, Health Care Facilities, Presbyterian
	Series B, Rev, VAR, LOC: National City Bank, 2.77%, 10/05/05	770
460	Hamilton County, Hospital Facilities, Alliance Health Care
	Series F, Rev., VAR, INS: MBIA, 2.75%, 10/05/05	460
1,500	Hamilton County, Hospital Facilities, Childrens Hospital Medical Center
	Series 1997-A, Rev., VAR, LOC: PNC Bank Ohio N.A., 2.75%, 10/03/05 (m)	1,500
1,040	Huron County EDR, Norwalk Furniture Project
	Rev., VAR, AMT, LOC: Comerica Bank, 2.91%, 10/03/05	1,040
5,550	Lake County Hospital Facilities, Lake Hospital System, Inc.
	Rev., VAR, INS: RADIAN, 2.83%, 10/03/05	5,550
1,385	Lake County, Pressure Technology, Inc.
	Series 2002, Rev., VAR, AMT, LOC: Wachovia Bank, 2.90%, 10/03/05	1,385
365	Mahoning County Hospital Facilities, Forum Health Group
	Series 2002-B, Rev., VAR, LOC: Fifth Third Bank, 2.77%, 10/03/05	365
4,753	Montgomery County, Pedcor Lyons Gate Project
	Series A, Rev., VAR, AMT, GTY: Federal Home Loan Bank, 2.80%, 10/04/05	4,753
3,915	Ohio Housing Finance Agency, Assisted Living Project
	Series A-1, Rev., VAR, LOC: U.S. Bank NA, 2.84%, 10/03/05	3,915
	Ohio Housing Finance Agency, Merlots
1,520	Series A34, Rev., VAR, AMT, GTY: Federal Home Loan Bank, 2.82%, 10/02/05	1,520
1,710	Series A78, Rev., VAR, GNMA COLL, 2.82%, 10/07/05	1,710
2,000	Ohio Housing Finance Agency, Residental Mortgage Backed
	Series F, Rev., VAR, AMT, GNMA, FNMA, FHLMC, 2.78%, 03/01/06	2,000
3,240	Ohio State Building Authority
	Series L21J, Regulation D, Rev., VAR, LIQ: Lehman Liquidity Co., 2.82%, 10/01/05	3,240
	Ohio State Higher Educational Authority, John Carroll
1,570	Series A, Rev., VAR, LOC: Allied Irish Bank plc, 2.77%, 10/05/05	1,570
1,600	Series B, Rev., VAR, LOC: Allied Irish Bank plc, 2.77%, 10/07/05	1,600
	Ohio State Water Development Authority, Pure Water
500	Series B, Rev., VAR, INS: MBIA, 2.75%, 10/03/05	500
2,580	Series 1118, Rev., VAR, LIQ: Rabobank Nederland, 2.78%, 12/01/05	2,580
	Student Loan Funding Corp., Cincinnatti Student Loan
2,570	Series A-1, Rev., VAR, AMT, GTY: U.S. Department of Education, 2.80%, 10/04/05	2,570

Principal Amount	Security Description	Value

2,970	Series A-2, Rev., VAR, AMT, GTY: U.S. Department of Education, 2.80%, 10/04/05	2,970
867	Warren County Health Care Facilities, Otterbein Homes Project
	Series B, Rev., VAR, LOC: Fifth Third Bank, 2.82%, 10/05/05	867
1,870	Warren County, Ralph J. Stolle Countryside
	Rev., VAR, LOC: Fifth Third Bank, 2.77%, 10/07/05	1,870

		76,255

Puerto Rico — 1.6%
1,110	Commonwealth of Puerto Rico, Public Improvement
	Series PA-636, GO, VAR, GTY: FSA-CR, 2.75%, 10/01/05	1,110
650	Commonwealth of Puerto Rico, Public Buildings Authority
	Series PA-577, Rev., VAR, INS: AMBAC, LIQ: Merrill Lynch Capital Services, 2.75%, 10/01/05	650

		1,760

	Total Weekly Demand Notes	78,015

Total Investments — 99.6%
(Amortized Cost $110,250)		$110,250
Other Assets in Excess of Liabilities — 0.4%		416

Net Assets — 100.0%		$110,666

Percentages indicated are based on net assets.
Abbreviations:

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Note
EDR	Economic Development Revenue
FHLMC	Federal Home Loan Mortgage Corporation
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation Bond
GNMA	Government National Mortgage Association
GNMA COLL	GNMA Collateral
GTY	Guaranty
IDR	Industrial Development Revenue
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.

JPMorgan U.S. Treasury Plus Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

U.S. Government Securities — 19.4%
U.S. Treasury Bills — 19.2% (n)
$100,000	3.11%, 11/25/05	$99,532
100,000	3.11%, 12/08/05	99,422
100,000	3.13%, 12/01/05	99,478
200,000	3.38%, 01/05/06	198,227
150,000	3.40%, 01/12/06	148,567
200,000	3.49%, 01/19/06	197,907
300,000	3.62%, 03/09/06	295,284
100,000	3.72%, 03/16/06	98,318
200,000	3.77%, 03/02/06	196,880
200,000	3.80%, 03/23/06	196,415
500,000	3.82%, 03/30/06	490,637

		2,120,667

U.S. Treasury Notes — 0.2%
25,000	1.88%, 01/31/06	24,857

	Total U.S. Government Securities	2,145,524

Repurchase Agreements — 80.8%
1,500,000	Barclays Capital, 3.51%, dated 09/30/05, due 10/03/05,
	repurchase price $1,500,439, collateralized by U.S. Treasury
	Securities with a value of $1,530,002	1,500,000
750,000	Bear Stearns, 3.25%, dated 09/30/05, due 10/03/05,
	repurchase price $750,203, collateralized by U.S. Treasury
	Securities with a value of $765,606	750,000
500,000	Deutsche Bank, 3.25%, dated 09/30/05, due 10/03/05,
	repurchase price $500,135, collateralized by U.S. Treasury
	Securities with a value $510,001	500,000
201,460	Goldman Sachs & Co., 2.00%, dated 09/30/05, due 10/03/05,
	repurchase price $201,494, collateralized by U.S. Treasury
	Securities with a value $205,489	201,460
1,500,000	Goldman Sachs & Co., 3.50%, dated 09/30/05, due 10/03/05,
	repurchase price $1,500,438, collateralized by U.S. Treasury
	Securities with a value $1,530,000	1,500,000
500,000	HSBC Securities, 3.35%, dated 09/30/05, due 10/03/05,
	repurchase price $500,140, collateralized by U.S. Treasury
	Securities with a value $510,002	500,000
500,000	Morgan Stanley, 3.30%, dated 09/30/05, due 10/03/05,
	repurchase price $500,138, collateralized by U.S. Treasury
	Securities with a value $510,001	500,000
1,500,000	Morgan Stanley, 3.30%, dated 09/30/05, due 10/03/05,
	repurchase price $1,500,413, collateralized by U.S. Treasury
	Securities with a value $1,530,666	1,500,000
2,000,000	UBS Warburg, 3.57%, dated 09/30/05, due 10/03/05,
	repurchase price $2,000,595, collateralized by U.S. Treasury
	Securities with a value $2,040,004	2,000,000
	Total Repurchase Aggrements	8,951,460

Total Investments — 100.2%
(Cost $11,096,984)		$11,096,984
Liabilities in Excess of Other Assets — (0.2)%		(26,546)

Net Assets — 100.0%		$11,070,438

Percentages indicated are based on net assets.
Abbrevations:
(n)	The rate shown is the effective yield at the date of purchase.

JPMorgan Liquid Assets Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Certificates of Deposit — 17.6%
$40,000	Alliance & Leicester plc
	3.47%, 12/09/05	$40,000
100,000	Banco Bilbao Vizcaya (Spain)
	3.75%, 11/16/05	100,000
	Barclays Bank plc (United Kingdom)
50,000	3.31%, 10/11/05	50,000
80,000	3.46%, 12/07/05	79,999
170,000	3.76%, 11/01/05	170,000
40,000	3.77%, 10/30/05	39,999
	BNP Paribas
30,000	3.81%, 10/26/05 (e)	30,000
180,000	4.24%, 08/30/06	180,000
150,000	Calyon (France) 3.41%, 03/21/06	150,000
40,000	Canadian Imperial Bank of Commerce	39,992
	3.46%, 10/04/05
100,000	Citibank N.A.
	3.79%, 11/23/05	100,000
50,000	HBOS Treasury Services plc (United Kingdom)
	3.82%, 05/01/06	50,000
60,000	Lloyds TSB Bank
	3.98%, 12/30/05	60,000
195,000	Nordea Bank Finland plc
	3.60%, 12/28/05	195,000
35,000	Royal Bank of Canada
	4.22%, 08/30/06	34,998
	Royal Bank of Scotland plc (United Kingdom)
150,000	3.78%, 10/23/05 (e)	150,000
50,000	3.98%, 08/11/06	49,999
5,000	3.99%, 08/11/06	5,000
20,000	4.31%, 09/29/06	20,000
20,000	Societe Generale
	4.00%, 07/19/06	19,992
200,000	Swedbank, Inc.
	4.31%, 09/28/06	199,995
200,000	Unicredito Italiano S.p.A.
	3.77%, 11/21/05	200,001
	Wells Fargo & Co.
75,000	3.64%, 10/03/05	75,000
75,000	Series C, 3.75%, 10/02/05	75,000

	Total Certificates of Deposit	2,114,975

Commercial Paper — 38.9%
10,000	Ajax Bambino Funding, Inc. (Cayman Islands)
	3.68%, 10/04/05 (m)	9,997
50,000	Aquinas Funding LLC
	3.84%, 01/23/06	49,403
2,500	ASAP Funding Ltd. (Cayman Islands)
	3.58%, 10/11/05	2,498

Principal Amount	Security Description	Value

	Atlantis One Funding Corp.
118,744	3.69%, 10/12/05	118,610
160,813	3.75%, 11/16/05	160,050
50,000	Blue Spice LLC
	3.50%, 10/07/05	49,971
45,500	Cafco LLC
	3.98%, 02/28/06	44,761
15,000	Cantabric Finance LLC
	3.68%, 10/31/05	14,954
	Cedar Springs Capital Corp.
23,707	3.71%, 10/13/05	23,678
88,000	3.79%, 10/20/05	87,992
37,000	CIT Group, Inc.
	3.59%, 10/19/05	36,934
	Countrywide Home Loans, Inc.
30,000	3.78%, 10/20/05	29,940
14,189	3.94%, 10/03/05	14,186
	Crown Point Capital Co.
100,000	3.75%, 10/08/05	99,991
50,000	3.84%, 01/18/06	49,429
25,826	Fairway Finance Corp.
	3.84%, 01/30/06	25,493
113,000	Fcar Owner Trust
	3.76%, 11/15/05	112,473
9,000	Galaxy Funding Corp.
	3.98%, 12/29/05	8,912
	General Electric Capital Corp.
70,000	3.10%, 11/02/05	69,811
100,000	3.58%, 12/19/05	99,228
100,000	3.99%, 03/01/06	98,360
22,140	George Street Finance LLC
	3.70%, 10/12/05	22,115
75,000	Govco, Inc.
	4.00%, 03/16/06	73,644
	Grampian Funding LLC (United Kingdom)
100,000	3.77%, 11/22/05 (e)	99,461
100,000	3.99%, 02/17/06 (e)	98,490
120,000	4.00%, 02/21/06 (e)	118,131
	Greenwich Capital Holdings
50,000	3.70%, 10/07/05	50,000
45,000	3.81%, 10/20/05	45,000
56,000	International Lease Ltd.
	3.60%, 12/23/05	55,543
87,000	Irish Permanent Treasury plc
	3.57%, 10/18/05	86,855

Principal Amount	Security Description	Value

100,000	KittyHawk Funding Corp.
	3.69%, 10/11/05	99,898
30,000	Lake Constance Funding Corp.
	3.54%, 10/13/05	29,965
49,995	Leafs LLC
	3.85%, 10/22/05	49,995
	Lexington Parker Captial Co. LLC
75,000	3.58%, 10/11/05	74,926
50,460	3.59%, 10/20/05 (e)	50,365
200,000	3.71%, 10/03/05	199,983
100,000	3.73%, 10/09/05	99,994
60,000	Liberty Funding Co.
	3.69%, 10/12/05	59,933
	Master Funding LLC
69,000	3.70%, 11/02/05 (e)	68,775
60,000	3.77%, 10/19/05 (e)	59,887
	Morgan Stanley
50,000	3.76%, 10/12/05	49,943
134,000	3.95%, 10/01/05	134,000
45,000	3.97%, 10/01/05	45,000
275,000	4.06%, 10/01/05	275,000
90,000	New Center
	3.82%, 11/18/05	89,544
116,210	Oesterreichische (Germany)
	4.00%, 02/27/06	114,325
	Park Granada LLC
25,000	3.60%, 10/20/05	24,953
75,000	3.68%, 10/07/05	74,954
35,000	3.68%, 11/01/05	34,890
50,000	3.92%, 10/03/05	49,989
50,000	Picaros Funding LLC
	3.61%, 12/15/05	49,630
	Sigma Finance, Inc.
75,000	3.75%, 10/15/05 (e)	74,993
150,000	3.83%, 04/28/06 (e)	150,000
100,000	3.85%, 10/25/05 (e)	99,994
50,000	3.87%, 11/08/05 (e)	50,000
20,000	3.88%, 10/01/05 (e)	19,999
45,000	3.88%, 10/01/05 (e)	44,997
45,000	Silver Tower U.S. Funding LLC
	3.60%, 12/16/05	44,664
43,000	Skandin Enskilda Banken AB
	3.60%, 12/15/05	42,683
162,000	Societe Generale (France)
	3.97%, 08/11/06	162,000
240,000	Structured Production Corp.
	3.69%, 10/20/05	240,000
20,000	Swedish National Housing Finance (Sweden)
	3.48%, 12/09/05	19,869

Principal Amount	Security Description	Value

	Tulip Funding Corp.
75,000	3.66%, 10/03/05	74,985
75,000	Zero Coupon, 11/1/05	74,770

	Total Commercial Paper	4,690,813

Corporate Notes — 30.0%
50,000	Australia & New Zealand Banking Group Ltd. (Australia)
	FRN, 3.81%, 10/23/05 (e)	50,000
75,000	Bank of America N.A.
	FRN, 3.82%, 10/01/05	75,000
254,000	Bayerische Landesbank (Germany)
	FRN, 3.86%, 10/24/05	254,000
	Beta Finance, Inc.
70,000	FRN, 3.82%, 10/01/05 (e)	69,996
30,000	Series 1, FRN, 3.78%, 10/20/05 (e)	30,001
225,000	Canadian Imperial Bank of Commerce
	FRN, 3.83%, 10/15/05	225,000
	CC USA, Inc.
64,000	3.81%, 10/11/05 (e)	63,995
50,000	FRN, 3.82%, 10/01/05 (e)	49,998
80,000	Citigroup Global Markets Holdings, Inc.
	Series A, FRN, 3.88%, 12/12/05	80,013
50,000	Corp. Andina de Fomento (Supranational)
	FRN, 3.97%, 11/17/05	50,000
30,000	Credit Suisse First Boston
	FRN, 3.58%, 10/06/05	30,010
50,000	Deutsche Bank AG (Germany)
	FRN, 3.81%, 10/01/05	50,000
82,000	Five Finance, Inc.
	FRN, 3.69%, 10/10/05 (e)	81,999
	General Electric Capital Corp.
150,000	FRN, 3.68%, 10/07/05	150,000
6,000	FRN, 3.80%, 10/09/05	6,000
	Goldman Sachs Group, Inc.
25,000	FRN, 3.62%, 12/12/05 (i)	25,000
15,000	FRN, 4.12%, 12/23/05	15,017
29,000	Hartford Life Global Funding Trusts
	3.75%, 10/15/05	29,000
	HBOS Treasury Services plc (United Kingdom)
150,000	FRN, 3.87%, 11/20/05 (e)	150,000
175,000	Series 2, FRN, 3.71%, 10/02/05 (e)	175,000
150,000	Islandsbanki HF (Iceland)
	3.87%, 10/22/05 (e)	150,000
	K2 (USA) LLC
80,000	3.64%, 10/01/05 (e)	79,985
25,000	4.00%, 08/10/06 (e)	25,000
52,000	FRN, 3.68%, 10/11/05 (e)	51,997
95,000	FRN, 3.81%, 10/01/05 (e)	94,996
35,000	FRN, 3.82%, 10/17/05 (e)	34,997

Principal Amount	Security Description	Value

40,000	FRN, 3.82%, 10/01/05 (e)	39,999
54,250	FRN, 3.82%, 10/01/05 (e)	54,248
25,000	FRN, 3.85%, 12/15/05 (e)	24,999
25,000	Series 1, FRN, 3.79%, 10/25/05 (e)	24,998
20,000	Series 2, FRN, 3.79%, 10/30/05 (e)	19,999
50,000	Liberty Lighthouse Co. LLC
	3.79%, 10/26/05 (e)	49,990
	Links Finance LLC
50,000	3.72%, 10/15/05 (e)	49,996
75,000	FRN, 3.82%, 10/01/05 (e)	74,994
50,000	Series 1, FRN, 3.82%, 10/01/05 (e)	49,997
40,000	Merrill Lynch & Co., Inc.
	Series 1, FRN, 3.71%, 10/04/05	40,000
67,000	Money Market Trust
	Series A, FRN, 3.84%, 10/15/05 (e) (i)	67,000
27,000	Monumental Global Funding II
	3.84%, 11/19/05 (e)	27,009
80,000	Premium Asset Trust
	Series 2003-5, FRN, 3.80%, 10/01/05 (e) (i)	80,000
	Racers
100,000	3.86%, 11/21/05 (e) (i)	100,000
80,000	Series 2001-8-ZCM, FRN, 3.89%, 10/03/05 (e) (i)	80,000
15,000	Series 2004-1, Class MM, FRN, 3.85%, 10/08/05 (e) (i)	15,000
110,150	Royal Bank of Scotland plc (United Kingdom)
	3.95%, 08/04/06	110,150
93,279	Scaldis Capital LLC
	3.57%, 10/20/05 (e)	93,105
50,000	Structured Asset Repackaged Trust
	Series 2003-8, FRN, 3.92%, 10/15/05 (e) (i)	50,000
	Tango Finance Corp.
35,000	3.79%, 10/25/05 (e)	34,997
20,000	FRN, 3.73%, 10/15/05 (e)	20,000
25,000	FRN, 3.78%, 10/23/05 (e)	25,000
38,000	FRN, 3.79%, 10/31/05 (e)	38,000
23,000	FRN, 3.79%, 10/25/05 (e)	22,998
64,000	FRN, 3.80%, 10/28/05 (e)	63,999
21,000	Union Hamilton Special Funding LLC
	4.00%, 12/28/05 (e) (i)	21,000
	Wachovia Asset Securitization, Inc.
15,000	Series 2005-HM1A, Class AMM, FRN, 3.82%, 10/25/05 (e) (i)	15,000
118,710	Series 2004-HM1A, Class A, FRN, 3.82%, 10/27/05 (e)	118,710
20,000	Wal-Mart Stores, Inc.
	5.59%, 06/01/06	20,241
25,000	Whitehawk CDO Funding Ltd.
	FRN, 3.89%, 12/15/05 (e) (i)	25,000
64,986	Wind Master Trust Notes
	3.83%, 10/25/05 (e) (i)	64,986

	Total Corporate Notes/Medium Term Notes	3,618,419

Principal Amount	Security Description	Value

Demand Note — 0.4%
50,000	Transamerica Asset Funding Corp.
	3.60%, 10/02/05	50,000

Funding Agreements — 1.9%
75,000	AIG Life Insurance Co.
	3.58%, 10/01/05	75,000
100,000	Metropolitan Life Insurance Co.
	3.94%, 12/17/05	100,000
50,000	New York Life Insurance Co.
	3.93%, 11/25/05	50,000

	Total Funding Agreements	225,000

Municipal Bonds — 1.3%
Michigan— 0.2%
26,845	City of Battle Creek, Downtown Development
	GO, VAR 3.89%, 10/07/05	26,845

New York— 1.1%
130,355	New York City Transitional Financial Authority, Future Tax Second
	Series B, Rev., VAR, LIQ: Westdeutsche Landesbank, 3.85%, 10/05/05	130,355

	Total Municipal Bonds	157,200

Private Placements — 3.8%
50,000	Morgan Stanley
	4.07%, 10/01/05	50,000
330,000	Natexis Banques Populaires
	3.83%, 04/24/06	330,000
73,000	Royal Bank of Canada
	FRN, 3.81%, 05/02/06	72,990

		452,990

Repurchase Agreements — 4.7%
363,577	Goldman Sachs & Co., 3.90%, dated 09/30/05, due 10/03/05, repurchase price $363,695, collateralized by U.S. Government Agency Securities with a value of $370,849.	363,577
200,000	Goldman Sachs & Co., 4.01%, dated 09/30/05, due 10/03/05, repurchase price $200,067, collateralized by various corporate bonds and collateralized mortgage obligations with a value of $206,000.	200,000

	Total Repurchase Agreements	563,577

Time Deposits — 1.7%
200,000	Manufacturers & Traders 3.94%, 10/03/05	200,000

U.S. Government Agency Securities — 0.8%
	Federal National Mortgage Association
25,000	FRN, 3.39%, 10/03/05	25,000
75,000	FRN, 3.73%, 10/29/05	74,989

	Total U.S. Government Agency Securities	99,989

Principal Amount	Security Description	Value

Total Investments — 101.1%
(Cost $12,172,963)		$12,172,963
Liabilities in Excess of Other Assets — (1.1)%		(128,447)

Net Assets — 100.0%		$12,044,516

Percentages indicated are based on net assets.
Abbreviations:
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.

GO	General Obligation Bond

LIQ	Liquidity Agreement

Rev	Revenue Bond

VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.

JPMorgan U.S. Government Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
 (Amounts in thousands)

Principal Amount	Security Description	Value

Discount Notes — 14.1% (n)
	Federal Home Loan Bank System
$20,000	3.48%, 10/28/05	$19,948
	Federal Home Loan Mortgage Corp.
200,000	3.28%, 10/11/05	199,821
200,000	3.36%, 11/01/05	199,430
100,000	3.41%, 12/06/05	99,386
	Federal National Mortgage Association
120,800	3.31%, 10/03/05	120,778
60,000	3.38%, 11/30/05	59,668
165,125	3.41%, 11/10/05	164,512
107,510	3.42%, 10/03/05	107,490
206,432	3.42%, 12/07/05	205,141
48,644	3.46%, 10/03/05	48,635
7,406	3.46%, 10/03/05	7,404
259,482	3.61%, 11/01/05	258,682
368,000	3.62%, 11/01/05	366,862
37,829	3.63%, 11/01/05	37,711
58,872	3.86%, 01/03/06	58,298
208,045	3.89%, 01/03/06	205,998
346,177	3.91%, 01/03/06	342,749
75,628	3.96%, 01/03/06	74,870
28,085	4.09%, 04/03/06	27,516

	Total Discount Notes	2,604,899

U.S. Government Agency Securities — 36.7%
	Federal Farm Credit Bank
75,000	FRN, 3.60%, 10/06/05	74,994
100,000	FRN, 3.73%, 10/01/05	99,990
300,000	FRN, 3.74%, 10/01/05	299,996
100,000	FRN, 3.76%, 10/01/05	99,937
65,000	FRN, 3.78%, 10/01/05	65,000
100,000	FRN, 3.78%, 11/22/05	99,973
50,000	FRN, 3.80%, 10/01/05	49,995
50,000	FRN, 3.80%, 12/21/05	49,994
25,000	FRN, 3.85%, 10/01/05	25,000
	Federal Home Loan Bank System
60,000	2.38%, 02/15/06	59,715
11,130	3.25%, 07/21/06	11,068
116,750	4.00%, 08/18/06	116,750
7,900	5.38%, 02/15/06	7,948
200,000	FRN, 3.41%, 10/03/05	199,999
150,000	FRN, 3.41%, 10/05/05	149,999
300,000	FRN, 3.51%, 10/20/05	299,918
250,000	FRN, 3.59%, 11/02/05	249,876
200,000	FRN, 3.65%, 11/10/05	199,933
200,000	FRN, 3.67%, 11/16/05	199,919
325,000	FRN, 3.70%, 10/21/05	324,828
250,000	FRN, 3.76%, 10/01/05	250,000
450,000	FRN, 3.79%, 12/22/05	449,735
300,000	FRN, 3.89%, 12/28/05	299,927

Principal Amount	Security Description	Value

419,000	FRN, 3.89%, 12/29/05	418,671
250,000	VAR, 3.13%, 10/05/05	247,601
	Federal Home Loan Mortgage Corp.
26,900	2.63%, 07/21/06	26,618
11,000	2.63%, 08/17/06	10,870
300,000	FRN, 3.84%, 12/27/05	299,778
240,000	FRN, 3.51%, 10/07/05	240,000
21,000	FRN, 3.70%, 11/07/05	21,000
	Federal National Mortgage Association
50,070	3.25%, 07/12/06	49,812
100,000	4.00%, 08/18/06	100,000
70,911	5.50%, 02/15/06	71,378
300,000	FRN, 3.39%, 10/03/05	299,999
594,000	FRN, 3.57%, 10/07/05	593,652
250,000	FRN, 3.58%, 10/07/05	249,959
25,000	FRN, 3.68%, 12/09/05	24,996
140,000	FRN, 3.73%, 10/29/05	139,980
300,000	FRN, 3.79%, 12/22/05	299,783

	Total U.S. Government Agency Securities	6,778,591

Repurchase Agreements — 53.1%
2,000,000	Bank of America Corp., 3.85%, dated 09/30/05, due 10/03/05, repurchase price $2,000,642, collateralized by U.S. Government Agency Securities with a value of $2,040,000.	2,000,000
400,000	Bank of America Corp., 3.77%, dated 08/24/05, due 11/22/05, repurchase price $403,770, collateralized by U.S. Government Agency Securities with a value of $408,000. (i)	400,000
2,000,000	Barclays Capital, Inc., 3.90%, dated 09/30/05, due 10/03/05, repurchase price $2,000,650, collateralized by U.S. Government Agency Securities with a value of $2,040,000. (m)	2,000,000
500,000	Citigroup, 3.89%, dated 09/22/05, due 12/21/05, repurchase price $504,863, collateralized by U.S. Government Agency Securities with a value of $510,000 (i)	500,000
400,000	Credit Suisse First Boston, 3.90%, dated 09/30/05, due 10/03/05, repurchase price $400,257, collateralized by U.S. Government Agency Securities with a value of $408,000.	400,000
400,000	Deutsche Bank, 3.65%, dated 09/30/05, due 10/31/05, repurchase price $401,57, collateralized by U.S. Government Agency Securities with a value of $408,000. (i)	400,000
1,860,116	Goldman Sachs & Co., 3.90%, dated 09/30/05, due 10/03/05, repurchase price $1,860,721, collateralized by U.S. Government Agency Securities with a value of $1,897,319.	1,860,116
260,623	Goldman Sachs & Co., 2.00%, dated 09/30/05, due 10/03/05, repurchase price $260,666, collateralized by U.S. Governement Agency Securities with a value of $265,836.	260,623
500,000	Goldman Sachs & Co., 3.90%, dated 09/30/05, due 10/03/05, repurchase price $500,163, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
1,500,000	Morgan Stanley, 3.85%, dated 09/30/05, due 10/03/05, repurchase price $1,500,481, collateralized by U.S. Government Agency Securities with a value of $1,532,101.	1,500,000

	Total Repurchase Agreements	9,820,739

Total Investments — 103.9%
(Cost $19,204,229)		$19,204,229
Liabilities in Excess of Other Assets — (3.9)%		(727,223)

Net Assets — 100.0%		$18,477,006

Percentages indicated are based on net assets.
Abbreviations:

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2005.
VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Commercial Paper — 15.9%
California — 0.7%
$10,000	State of California
	2.64%, 12/01/05	$10,000

District of Columbia — 1.9%
15,500	District of Columbia-National Academy of Science
	INS: AMBAC, LIQ: Bankamerica, 2.75%, 11/14/05	15,500
10,600	Metropolitan Washington D.C. Airports
	AMT, LOC: Bank of America, 2.70%, 10/03/05	10,600

		26,100

Indiana — 2.5%
34,000	Indiana Development Finance Authority-Solid Waste Pure Air
	AMT, LOC: Landesbank Hessen Theuringen, 2.60%, 12/02/05	34,000

Maryland — 1.8%
14,200	Maryland Health and Education- John Hopkins University
	Series A, 2.45%, 10/06/05	14,200
10,000	Maryland Health and Education- John Hopkins University
	LIQ: Wachovia Bank, 2.37%, 10/05/05	10,000

		24,200

Michigan — 2.7%
18,000	Michigan State Housing Development Authority
	LOC’s: BONY, State Street, 2.72%, 12/02/05	18,000
	State of Michigan
6,300	2.65%, 11/08/05	6,300
13,000	2.68%, 10/13/05	13,000

		37,300

Minnesota — 0.4%
6,100	City of Rochester, MN Health Care Facilities Revenue Bonds-Mayo Foundation
	2.62%, 10/05/05	6,100

Ohio — 2.1%
10,000	Cuyahoga County Health, Cleveland Clinic
	LIQ: Bank of America, 2.75%, 10/03/05	10,000
	Ohio State University
3,000	2.35%, 10/12/05	3,000
5,930	2.62%, 11/01/05	5,930
9,840	State of Ohio
	2.70%, 11/01/05	9,840

		28,770

Texas — 3.8%
	Harris County Flood Control District
25,205	Series F, LOC: Landesbank Hessen Thueringen, 2.70%, 12/01/05	25,205
5,000	Houston Higher Education Finance Corp-Rice University
	2.55%, 10/13/05	5,000
6,700	Texas Public Finance Authority
	2.70%, 12/01/05	6,700
	University of Texas
10,000	2.37%, 10/05/05	10,000
5,000	2.58%, 11/15/05	5,000

		51,905

	Total Commercial Paper	218,375

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Daily Demand Notes — 11.4%
Alabama — 0.2%
3,200	Decatur Industrial Development Board, Amoco Chemical Co. Project
	Rev., VAR, 2.93%, 10/01/05	3,200

California — 2.5%
2,575	California Housing Finance Agency, Multi-Family Housing
	Series A, Rev., VAR, LOC: Landesbank Hessen Thueringen, 3.01%, 11/04/05	2,575
31,750	California State Department of Water Resources
	Series B-2, Rev., VAR, LOC: BNP Paribas, 2.95%, 10/01/05	31,750

		34,325

Indiana — 0.6%
	City of Whiting, Industrial Environmental Facilities, BP Products North America Project
2,800	Series B, Rev., VAR , 2.93%, 10/01/05	2,800
5,055	Series C, Rev., VAR, 2.93%, 10/01/05	5,055

		7,855

Kentucky — 1.8%
25,065	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding
	Series A, Rev., VAR, 2.89%, 11/01/05	25,065

Massachusetts — 0.3%
	Commonwealth of Massachusetts, Central Artery
2,310	Series A, GO, VAR, LIQ: Landesbank Baden, 2.83%, 10/01/05	2,310
2,300	Series B, GO, VAR, LIQ: State Street, 2.83%, 10/01/05	2,300

		4,610

Montana — 0.9%
13,000	Anaconda Deer Lodge County-ARCO
	Rev., VAR, 2.93%, 10/01/05	13,000

Nevada — 0.3%
3,800	Clark County, IDR, Cogeneration Association
	Series 2, Rev., VAR, LOC: ABN Amro Bank N.V., 2.93%, 10/01/05	3,800

New York — 0.4%
5,000	Port Authority of New York & New Jersey, Versatile Structure Obligation
	Series 6, SO, Rev., LIQ: Bank of Nova Scotia, AMT, VAR, 2.86%, 10/01/05	5,000

Ohio — 3.3%
4,130	Ohio State Water Development Authority, Ohio Edison Co. Project
	Series B, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 2.94%, 11/01/05	4,130
1,600	State of Ohio, Higher Education Facilities, Case Western Reserve University
	Series A, Rev., VAR, 2.82%, 11/01/05	1,600
	State of Ohio, Solid Waste, BP Exploration & Oil Project
9,475	Rev., VAR, AMT, 2.93%, 10/01/05	9,475
11,645	Rev., VAR, AMT, GTY: BP North America, 2.93%, 10/11/05	11,645
9,200	Rev., VAR, AMT, GTY: BP North America, 2.93%, 11/01/05	9,200
	State of Ohio, Solid Waste, BP Products North America
2,495	Rev., VAR, AMT, GTY: BP North America, 2.93%, 10/01/05	2,495
6,980	Trumbull County, Health Care, Shepherd Valley
	INS: RADIAN, 2.95%, 10/01/05	6,980

		45,525

Oregon — 0.1%
1,545	Port of Portland, Horizon Air Insured, Inc. Project
	Rev., VAR, AMT, SO, LOC: Bank of America N.A., 3.02%, 11/01/05	1,545

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Texas — 0.5%
6,200	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities-Exxon
	Sub Series B-2, Rev., VAR, 2.79%, 10/01/05	6,200

Virginia — 0.3%
3,450	King George County IDA, Birchwood Power Partners Project
	Series 1997, Rev., VAR, AMT, LOC: Scotiabank, 3.00%, 10/01/05	3,450

Washington — 0.2%
2,400	Port Bellingham Industrial Development Corp., BP West Coast Products LLC
	Rev., VAR, 2.93%, 10/01/05	2,400

	Total Daily Demand Notes	155,975

Monthly Demand Notes — 4.3%
District of Columbia — 3.1%
42,300	District of Columbia Housing Finance Agency, Draw Down, Single Family Housing
	Rev., VAR, AMT, 3.84%, 12/25/05	42,300

Oklahoma — 1.2%
17,370	Canadian County, Home Finance Authority, Single Family Housing
	Series A, VAR, 3.80%, 04/25/05	17,370

	Total Monthly Demand Notes	59,670

Municipal Notes & Bonds — 7.2%
California — 3.2%
15,000	California Community College Financing Authority
	Series A, Rev., INS: FSA, 4.00%, 06/30/06	15,150
2,000	California School Cash Reserve Program Pool
	Series A, Rev., 4.00%, 07/06/06	2,021
25,000	Sacramento County
	TRAN, Series A, 4.00%, 07/10/06	25,275
1,000	San Diego Metropolitan Transportation Development Board
	TRAN, Rev., 3.50%, 01/04/06	1,003

		43,449

Idaho — 0.7%
10,000	State of Idaho
	GO, TAN, 4.00%, 06/30/06	10,099

Kentucky — 0.5%
7,500	Kentucky Asset Liability Commission
	Series A, Rev., TRAN, 4.00%, 06/28/06	7,572

Michigan — 0.7%
9,000	Michigan State Building Authority, Facilities Program
	Series II, ETM, Rev., 5.50%, 10/15/05 (p)	9,012

Ohio — 0.8%
8,445	City of Lyndhurst EDR, Hawken Schools
	Series 2002, VAR, 2.82%, 05/01/27	8,445
2,550	City of Mentor
	GO, BAN, 3.00%, 11/01/05	2,552

		10,997

Pennsylvania — 0.9%
12,500	City of Philadelphia
	Series A, GO, TRAN, 4.00%, 06/30/06	12,611

Utah — 0.4%
5,000	Davis County School District
	GO, TAN, 4.00%, 06/30/06	5,048

	Total Municipal Notes & Bonds	98,788

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Weekly Demand Notes — 61.0%
Arizona — 1.8%
25,275	Phoenix Civic Center
	Series 1122, Rev., VAR, INS: MBIA, LIQ: Morgan Stanley Municipal Funding, 2.78%, 07/01/15	25,275

Arkansas — 0.2%
3,430	Arkansas State Development Finance Authority, Semco, Inc. Project
	Rev., VAR, AMT, LOC: Bank of America N.A., 2.85%, 11/01/05	3,430

California — 1.4%
4,200	Abag Financial Authority for Nonprofit Corps., Multi-Family Housing, Paragon Apartments
	Series A, Rev., VAR, AMT, LOC: Comerica Bank, 2.78%, 10/15/05	4,200
8,000	California Statewide Communities Development Authority, Northwest Gateway Apartments
	Series C, Rev., VAR, AMT, LOC: Bank of America N.A., 2.78%, 11/14/05	8,000
6,500	Long Beach Bond Finance Authority,Tax Allocation
	Series 812, Class D, VAR, INS: AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.73%, 11/01/22	6,500

		18,700

Colorado — 2.6%
1,200	City of Colorado Springs, YMCA of Pikes Peak
	Series 2002, Rev., VAR, LOC: Wells Fargo Bank N.A., 2.76%, 10/13/05	1,200
	Denver City & County Airport
5,000	Series A, Rev., VAR, AMT, INS: CIFG, 2.77%, 11/01/05	5,000
8,500	Series B, Rev., VAR, AMT, INS: CIFG, 2.80%, 11/01/05	8,500
9,600	Series C, Rev., VAR, AMT, LOC: Societe Generale, 2.80%, 11/15/05	9,600
7,000	Denver City & County, Wellington E Web
	Series 2003-C3, COP, VAR, LOC: AMBAC, 2.76%, 10/11/05	7,000
4,639	E-470 Public Highway Authority, TOCS
	Series Z-7, Rev., VAR, INS: MBIA, LIQ: Goldman Sachs, 2.83%, 10/27/28	4,639

		35,939

Connecticut — 1.8%
25,000	State of Connecticut
	Series PT- 2693, GO, VAR, INS: AMBAC, 2.76%, 06/01/20	25,000

Delaware — 0.4%
5,600	New Castle County, Housing, Fairfield English Village Project
	Rev., VAR, INS: FNMA, GTY: FNMA, 2.81%, 10/15/05	5,600

District of Columbia — 0.4%
5,800	Metropolitan Washington D.C. Airports Authority, TOCS
	Series E, Rev., VAR, AMT, INS: MBIA, LIQ: Goldman Sachs, 2.82%, 10/06/05	5,800

Florida — 1.6%
11,000	Highlands County, Health Facilities Authority, Adventist Health System
	Series C, Rev., VAR, 2.77%, 10/11/05	11,000
4,955	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas
	Series 1998, Rev., VAR, AMT, GTY: FNMA COLL , 2.81%, 10/15/05	4,955
5,500	Palm Beach County, Zoological Society, Inc., Project
	Series 2201, Rev., VAR, AMT, LOC: Northern Trust Co., 2.80%, 10/11/05	5,500

		21,455

Hawaii — 2.1%
28,350	Hawaii State Department of Budget & Finance, Trust Receipts
	Series F2, Regulation D, Rev., VAR, INS: FSA, LIQ: Lehman Liquidity Co., 2.82%, 10/05/05	28,350

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Illinois — 3.1%
7,475	Chicago Board of Education, Merlots
	Series A47, GO, VAR, INS: FGIC, 2.77%, 10/05/05	7,475
10,000	Chicago O’Hare International Airport, Merlots
	Series 2001-B6, Rev., VAR, AMT, INS: AMBAC, 2.82%, 10/11/05	10,000
2,871	Chicago O’Hare International Airport, Second Lien
	Series B, Rev., VAR, AMT, LOC: Societe Generale, 2.83%, 11/01/05 (m)	2,871
5,000	City of Carol Stream, Multi-Family Housing, Charles Square
	Rev., VAR, GTY: FNMA COLL, 2.87%, 10/15/05	5,000
7,520	Illinois Housing Development Authority, Multi-Family Housing, Pheasant Ridge/Hunter
	Rev., VAR, AMT, LOC: LaSalle Bank N.A., 2.82%, 10/11/05	7,520
6,610	Metropolitian Pier & Exposition Authority
	Series PZ-44, Rev., VAR, INS: MBIA, 2.83%, 11/04/05	6,610
3,330	Will & Kankakee County Regional Development Authority, Realty
	Series A, Rev., VAR, LOC: PNC Bank N.A., 2.90%, 10/11/05	3,330

		42,806

Indiana — 1.3%
6,500	City of Hammond, Sewer & Solid Waste, Cargill, Inc. Project
	Rev., VAR, AMT, 2.82%, 11/01/05	6,500
1,900	City of Indianapolis EDR, Roth Cos., Inc. Project
	Series 1999, Rev., VAR, AMT, LOC: Comerica Bank, 2.88%, 10/11/05	1,900
1,200	City of Jasper, EDR, Best Charis, Inc., Project
	Rev., VAR, AMT, LOC: PNC Bank Kentucky, Inc., 2.85%, 11/01/05	1,200
3,745	Indiana Health Facility Financing Authority, Mary Sherman Hospital
	Series 98, Rev., VAR, LOC: Fifth Third Bank, 2.78%, 11/01/05	3,745
4,580	Indianapolis Local Public Improvement Bond Bank
	Series MT-039, Rev., VAR, AMT, INS: MBIA, 2.83%, 01/01/15	4,580

		17,925

Iowa — 1.1%
14,910	Iowa Finance Authority, Private School Facility, Regis School
	Rev., VAR, LOC: Allied Irish Bank plc, 2.81%, 10/06/05	14,910

Kansas — 0.5%
6,415	City of Independence, Limited Obligation, Matcor Metals, Inc., Project
	Series A, Rev., VAR, AMT, LOC: Comerica Bank, 2.91%, 11/01/05	6,415

Louisiana — 0.5%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project
	Rev., VAR, 2.84%, 10/11/05	6,250

Maryland — 0.5%
6,975	Carroll County, Fairhaven & Copper Ridge
	Series A, Rev., VAR, LOC: Branch Banking & Trust, 2.77%, 11/01/05	6,975

Massachusetts — 0.4%
5,385	Commonwealth of Massachusetts, Merlots
	Series C42, GO, VAR, INS: AMBAC, LIQ: Wachovia Bank N.A., 2.76%, 10/05/05	5,385

Michigan — 4.9%
7,320	ABN Amro Munitops Certificate Trust
	Series 2004-44, GO, VAR, INS: MBIA, 2.77%, 10/05/05	7,320
3,165	City of Dearborn, EDC, Limited Obligation, Henry Ford Village
	Series 1998, Rev., VAR, LOC: Comerica Bank, 2.82%, 11/01/05	3,165
3,450	Kenowa Hills Public Schools
	Series PT-2552, GO, VAR, INS: FGIC Q-SBLF, 2.78%, 11/04/05	3,450

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

3,960	Michigan Higher Education Facilities Authority, Limited Obligation, Hope College
	Series B, Rev., VAR, LOC: Fifth Third Bank, 2.77%, 11/01/05	3,960
935	Michigan State Hospital Finance Authority, Equipment Loan Program
	Series A, Rev., VAR, LOC: National City Bank, 2.78%, 11/02/05	935
3,250	Michigan State Hospital Finance Authority, Southwestern Rehab
	Rev., VAR, LIQ: Fifth Third Bank, 2.78%, 10/11/05	3,250
3,500	Michigan State Housing Authority, Taylor Apartments
	Series A, Rev., VAR, GTY: Fannie Mae, 2.75%, 10/15/05	3,500
	Michigan State University
6,790	Series A, VAR, 2.74%, 10/11/05	6,790
325	Series PZ-44, Rev., VAR, INS: MBIA, 2.74%, 10/05/05	325
2,650	Michigan Strategic Fund, Limited Obligation, JEB Property LLC Project
	Rev., VAR, AMT, LOC: Comerica Bank, 2.91%, 11/01/05	2,650
1,740	Michigan Strategic Fund, Limited Obligation, Pyper Products Corp. Project
	Rev., VAR, AMT, LOC: Comerica Bank, 2.91%, 11/01/05	1,740
1,250	Michigan Strategic Fund, Limited Obligation, Saginaw Products Corp. Project
	Rev., VAR, AMT, 2.91%, 10/06/05	1,250
2,715	Michigan Strategic Fund, Limited Obligation, Sterling Die & Engineering
	Rev., VAR, AMT, LOC: Comerica Bank, 2.91%, 11/01/05	2,715
2,600	Michigan Strategic Fund, Limited Obligation, YMCA Greater Grand Rapids
	Rev., VAR, LOC: Fifth Third Bank, 2.76%, 10/11/05	2,600
4,600	State of Michigan, Comprehensive
	Series PT-2754, Rev., TRAN, VAR., INS: FSA, LIQ: Dexia Credit Local, 2.78%, 11/04/05	4,600
2,250	University of Michigan
	Series B, Rev., VAR, 2.74%, 11/01/05	2,250
13,490	Wayne Charter County Airport, Detroit Metropolitan County
	Series A, Rev., VAR, AMT, INS: AMBAC, 2.79%, 12/01/05	13,490
2,625	Wayne Charter County Airport Revenue Trust Receipts
	Series SG-122, Rev., VAR, LIQ: Societe Generale, 2.78%, 11/04/05	2,625

		66,615

Missouri — 0.5%
6,300	Missouri Housing Development Commission, Single Family Mortgage, Macon Trust
	Series 2002-K, Rev., VAR, AMT, INS: GNMA/FNMA, 2.88%, 11/04/05	6,300

Montana — 0.4%
5,470	Montana Board of Housing, Single Family Mortgage, Macon Trust
	Series 2002-L, Rev., VAR, AMT, 2.88%, 11/04/05	5,470

Nebraska — 0.0% (g)
125	Nebraska Investment Finance Authority, Single Family Housing, Rate Certificates
	Series H, Rev., VAR, GTY: Bank of America N.A., 2.90%, 03/01/06	125

New York — 3.8%
17,250	Long Island Power Authority
	Series PA-1150, Rev., VAR, INS: CIFG, 2.78%, 11/04/05	17,250
	Metropolitan Transportation Authority
3,000	Series PA-1077, Rev., VAR, INS: FSA, 2.78%, 11/04/05	3,000
7,195	Series PT-1547, Rev., VAR, INS: FGIC, 2.78%, 11/04/05	7,195
6,630	Municipal Securities Trust Certificates
	Series 2005-236, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 2.90%, 10/05/05	6,630
7,750	Nassau County Interim Finance Authority
	Series PA-901, Rev., VAR, INS: AMBAC, 2.78%, 05/15/06	7,750
10,000	Tobacco Settlement Financing Authority, TOCS
	Series D, Rev., VAR, LIQ: Goldman Sachs, 2.84%, 10/06/05	10,000

		51,825

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

North Carolina — 1.8%
21,000	North Carolina Capital Facilities Finance Agency, North Carolina A&T University Foundation Project
	Series B, Rev., VAR, INS: RADIAN, 2.80%, 10/11/05	21,000
4,075	North Carolina Eastern Municipal Power Agency
	Series MT-99, Rev., VAR, INS: FGIC, 2.79%, 11/04/05	4,075

		25,075

Ohio — 6.7%
3,400	Cuyahoga County, Health Care, Eliza Jennings Home Project
	Rev., VAR, LOC: LaSalle Bank N.A., 2.77%, 10/11/05	3,400
950	Franklin County, Health Care Facilities, Friendship Village-Dublin
	Series A, Rev., VAR, LOC: LaSalle Bank N.A., 2.75%, 10/13/05	950
3,800	Franklin County, Health Care Facilities, Presbyterian
	Series B, Rev, VAR, LOC: National City Bank, 2.77%, 10/13/05	3,800
2,000	Hamilton County, Hospital Facilities, Health Alliance
	Series F, Rev., VAR, INS: MBIA, 2.75%, 11/02/05	2,000
7,305	Kent State University
	Rev., VAR, INS: MBIA, 2.79%, 10/11/05	7,305
5,420	Lake County, Hospital Facilities, Lake Hospital System, Inc.
	Series 2002, Rev., VAR, INS: RADIAN, 2.83%, 10/11/05	5,420
4,170	Mahoning County, Forum Health Group
	Series B, Rev., VAR, LOC: Fifth Third Bank, 2.77%, 10/06/05	4,170
4,420	Miami County, Hospital Authority
	Series PZ-44, Rev., VAR, INS: MBIA, 2.84%, 11/04/05	4,420
5,170	Ohio Housing Finance Agency, Assisted Living Concepts
	Series A-1, Rev., VAR, LOC: U.S. Bank N.A., 2.84%, 11/01/05	5,170
3,000	Ohio State Higher Educational Facility Commission, John Carroll University
	Series B, Rev., VAR, LOC: Allied Irish Bank plc, 2.77%, 10/11/05	3,000
	Student Loan Funding Corp., Cincinnatti Student Loan
6,930	Series A-1, Rev., VAR, AMT, GTY: U.S. Department of Education, 2.80%, 10/11/05	6,930
43,030	Series A-2, Rev., VAR, AMT, GTY: U.S. Department of Education, 2.80%, 10/11/05 (m)	43,030
3,035	Warren County, Economic Development Authority, Ralph J. Stolle YMCA
	Rev., VAR, LOC: Fifth Third Bank, 2.77%, 10/14/05	3,035

		92,630

Other — 10.9%
3,775	ABN AMRO Munitops Certificate Trust, Greyston Multi-State
	Series 2002-1, Rev., VAR, AMT, 2.90%, 01/01/08	3,775
	Charter Mac Floater Certificate Trust I
24,500	Series 3, Rev., VAR, AMT, INS: MBIA, 2.83%, 10/06/05	24,500
10,000	Series 4, Rev., VAR, AMT, INS: MBIA, 2.83%, 10/06/05	10,000
12,000	Series 5, Rev., VAR, AMT, INS: MBIA, 2.83%, 10/06/05	12,000
40,566	Clipper State Street Trust
	Series 2002-9, COP, VAR, AMT, LIQ: State Street Bank & Trust Co, 2.95%, 10/01/08	40,566
	Federal Home Loan Mortgage Corp., Multi-Family VRD Certificates
10,872	Series M001, Class A, AMT, FRN, 2.85%, 10/01/05	10,872
12,757	Series M002, Class A, AMT, FRN, 2.90%, 10/01/05	12,757
	Roaring Fork Municipal Products LLC
16,185	Series 2001-7, Class A, Rev., VAR, AMT, 2.90%, 10/06/05	16,185
8,985	Series 2001-10, Class A, Rev., 2.90%, 10/06/05	8,985
10,620	Series 2005-19, Class A, Rev., VAR, 2.83%, 10/06/05	10,620

		150,260

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Pennsylvania — 3.8%
28,000	Delaware County Health Authority, Mercy Health Systems
	Series PT-565, Rev., VAR, 2.84%, 11/15/05	28,000
10,000	Lancaster County Hospital Authority, Willow Valley Project
	Series A, Rev., VAR, INS: RADIAN, 2.78%, 10/11/05	10,000
3,700	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project
	Series 1998-D, VAR, LOC: PNC Bank N.A., 2.85%, 10/06/05	3,700
10,000	Pennsylvania Higher Education Assistance Agency
	Series 2001-A, Rev., VAR, INS: AMBAC, 2.81%, 10/11/05	10,000

		51,700

South Carolina — 0.8%
2,150	South Carolina Jobs & Economic Development Authority, Facilities Leasing Project
	Rev., VAR, AMT, LOC: Bank of America N.A., 2.85%, 10/11/05	2,150
8,445	South Carolina Jobs & Economic Development Authority, Episcopal Church Home
	Rev., VAR, INS: RADIAN, 2.85%, 10/11/05	8,445

		10,595

Texas — 3.8%
19,900	City of Houston, Airport Systems, Sub Lien
	Series A, Rev., VAR, AMT, INS: FSA, 2.78%, 10/11/05	19,900
4,800	Dallas Housing Finance Authority, Multi-Family Housing, Cherrycrest Villas Apartments
	Rev., VAR, AMT, LOC: Wachovia Bank N.A., 2.84%, 10/06/05	4,800
6,800	Harris County Housing Finance Corp., Multi-Family Housing, Baypoint Apartments
	Rev., VAR, LOC: Citibank N.A., 2.84%, 10/15/05	6,800
5,175	Nacogdoches County, Hospital District, Sales Tax, Merlots
	Series A59, Rev., VAR, INS: AMBAC, 2.77%, 10/05/05	5,175
8,655	Roaring Fork Municipal Products LLC
	Series 2005-10, Class A, 2.83%, 10/06/05	8,655
6,810	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments
	Series A-1, Rev., VAR, INS: FHLMC, LIQ: FHLMC, 2.80%, 11/01/05	6,810

		52,140

Utah — 0.2%
3,000	Jordanelle Special Service District, Tuhaye Project
	Rev., VAR, LOC: Wells Fargo Bank N.A., 2.76%, 11/01/05	3,000

Washington — 0.1%
2,000	Port of Seattle
	Rev., VAR, AMT, Sub Lien, LOC: Fortis Bank S.A., 2.83%, 11/02/05	2,000

West Virginia — 1.6%
10,800	Putnam County, Solid Waste Disposal, Toyota Motor Manufacturing Project
	Series A, Rev., VAR, AMT, 2.80%, 11/01/05	10,800
10,760	State of West Virginia, Roaring Fork Municipal Products LLC
	Series 2005-5, Class A, GO, Rev., VAR, 2.83%, 10/06/05	10,760

		21,560

Wisconsin — 1.4%
	Wisconsin Housing & Economic Development Authority
7,000	Series A, Rev., AMT, VAR, 2.79%, 10/11/05	7,000
6,945	Series B, Rev., AMT, VAR, 2.81%, 10/11/05	6,945
5,690	Series C, Rev., AMT, 2.81%, 10/11/05	5,690

		19,635

JPMorgan Municipal Money Market Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Wyoming — 0.6%
8,600	City of Green River, Solid Waste Disposal, LP Project
	Rev., VAR, AMT, LOC: Comerica Bank, 3.01%, 10/06/05	8,600

	Total Weekly Demand Notes	837,745

Total Investments — 99.8%
(Cost $1,370,553)		$1,370,553
Other Assets in Excess of Liabilities — 0.2%		3,198

Net Assets — 100.0%		$1,373,751

Percentages indicated are based on net assets.
Abbreviations:
(g)	Amount rounds to less than 0.1%.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
CIFG	Assurance North America, Inc.
COLL	Collateral
COP	Certificates of Participation
EDC	Economic Development Corporation
EDR	Economic Development Revenue
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTY	Guaranty
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SO	Special Obligation
TAN	Tax Anticipation Note
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.

JPMorgan Government Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amount in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 97.7%
Collateralized Mortgage Obligations — 39.9%
Agency CMO — 39.9%
	Federal Home Loan Mortgage Corp.
122	Series 1150, Class I, 7.00%, 10/15/06	$122
315	Series 1343, Class LA, 8.00%, 08/15/22	325
2,242	Series 1367, Class K, 5.50%, 09/15/22	2,254
2,140	Series 1489, Class I, 6.50%, 04/15/08	2,168
423	Series 1591, Class E, 10.00%, 10/15/23	476
554	Series 1604, Class MB, IF, 10.46%, 11/15/08	573
516	Series 1625, Class SC, IF, 10.74%, 12/15/08	551
2,142	Series 1633, Class Z, 6.50%, 12/15/23	2,228
3,000	Series 1694, Class PK, 6.50%, 03/15/24	3,169
8,837	Series 1785, Class A, 6.00%, 10/15/23	9,032
8,155	Series 1985, Class PL, 6.50%, 10/17/26 (m)	8,228
1,173	Series 1999, Class PU, 7.00%, 10/15/27	1,214
2,425	Series 2031, Class PG, 7.00%, 02/15/28	2,517
5,887	Series 2035, Class PC, 6.95%, 03/15/28	6,118
5,454	Series 2064, Class PD, 6.50%, 06/15/28 (m)	5,623
108	Series 2091, Class PF, 6.00%, 02/15/27 (m)	108
3,370	Series 2095, Class PE, 6.00%, 11/15/28	3,465
13	Series 2137, Class TM, 6.50%, 01/15/28	13
1,555	Series 2152, Class BD, 6.50%, 05/15/29	1,596
1,117	Series 2345, Class PQ, 6.50%, 08/15/16	1,155
1,650	Series 2366, Class VG, 6.00%, 06/15/11	1,674
4,000	Series 2367, Class ME, 6.50%, 10/15/31	4,186
13,500	Series 2480, Class EJ, 6.00%, 08/15/32	14,119
8,157	Series 2571, Class PV, 5.50%, 01/15/14	8,315
15,000	Series 2578, Class PG, 5.00%, 02/15/18	14,950
10,000	Series 2580, Class QM, 5.00%, 10/15/31	9,855
10,000	Series 2630, Class KS, 4.00%, 01/15/17	9,547
10,000	Series 2631, Class TE, 4.50%, 02/15/28	9,703
2,420	Series 2647, Class A, 3.25%, 04/15/32	2,265
5,511	Series 2651, Class VZ, 4.50%, 07/15/18	5,249
9,000	Series 2656, Class BG, 5.00%, 10/15/32	8,888
10,000	Series 2684, Class PD, 5.00%, 03/15/29	9,980
2,500	Series 2688, Class DG, 4.50%, 10/15/23	2,367
5,000	Series 2749, Class TD, 5.00%, 06/15/21	4,977
6,000	Series 2773, Class TB, 4.00%, 04/15/19	5,511
4,730	Series 2780, Class TD, 5.00%, 04/15/28	4,724
2,750	Series 2827, Class DG, 4.50%, 07/15/19	2,636
5,000	Series 2827, Class TC, 5.00%, 10/15/28	5,006
7,450	Series 2841, Class AT, 4.00%, 08/15/19	6,835
8,650	Series 2927, Class GA, 5.50%, 10/15/34	8,768
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,979
5,064	Series R001, Class AE, 4.38%, 04/15/15	4,982
317	Federal Home Loan Mortgage Corp. STRIPS	70
	Series 155, IO, 7.00%, 11/01/23
	Federal Home Loan Mortgage Corp. Structured Pass
	Through Securities Whole Loan
3,963	Series T-54, Class 2A, 6.50%, 02/25/43	4,071
3,128	Series T-56, Class A, PO, 05/25/43	2,641

Principal Amount	Security Description	Value

4,000	Federal Home Loan Mortgage Corp.
	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	4,089
	Federal National Mortgage Association
505	Series 1988-16, Class B, 9.50%, 06/25/18 (m)	547
471	Series 1990-57, Class J, 7.00%, 05/25/20 (m)	487
1,070	Series 1993-110, Class H, 6.50%, 05/25/23	1,100
844	Series 1993-146, Class E, PO, 05/25/23	734
7,400	Series 1993-155, Class PJ, 7.00%, 09/25/23	7,857
1,235	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	1,270
151	Series 1993-205, Class H, PO, 09/25/23	130
235	Series 1993-217, Class H, PO, 08/25/23	205
697	Series 1993-225, Class VG, 6.35%, 08/25/13	700
141	Series 1993-228, Class G, PO, 09/25/23	120
904	Series 1994-1, Class K, 6.50%, 06/25/13	907
280	Series 1994-12, Class C, 6.25%, 01/25/09	282
632	Series 1994-13, Class SM, IF, 15.70%, 02/25/09	696
4,500	Series 1994-37, Class L, 6.50%, 03/25/24	4,651
9,094	Series 1994-43, Class PJ, 6.35%, 12/25/23	9,399
10,556	Series 1994-51, Class PV, 6.00%, 03/25/24	10,873
5,042	Series 1994-62, Class PJ, 7.00%, 01/25/24	5,273
6,858	Series 1994-86, Class PJ, 6.00%, 06/25/09	6,967
4,758	Series 1998-37, Class VB, 6.00%, 01/17/13	4,769
9,724	Series 1998-58, Class PC, 6.50%, 10/25/28	10,057
1,896	Series 2000-8, Class Z, 7.50%, 02/20/30	1,990
7,336	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	1,411
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	5,114
3,127	Series 2002-2, Class UC, 6.00%, 02/25/17	3,185
3,000	Series 2002-3, Class PG, 5.50%, 02/25/17	3,063
6,502	Series 2002-73, Class OE, 5.00%, 11/25/17	6,481
6,284	Series 2002-86, Class EJ, 5.50%, 12/25/32	6,381
10,000	Series 2003-128, Class DY, 4.50%, 01/25/24	9,403
10,000	Series 2003-35, Class MD, 5.00%, 11/25/16	9,998
5,000	Series 2003-70, Class BE, 3.50%, 12/25/25	4,785
5,000	Series 2003-74, Class VL, 5.50%, 11/25/22	4,998
20,000	Series 2003-81, Class MC, 5.00%, 12/25/32	19,750
5,255	Series 2003-82, Class VB, 5.50%, 08/25/33	5,263
5,000	Series 2004-2, Class OE, 5.00%, 05/25/23	4,953
5,000	Series 2005-16, Class LC, 5.50%, 05/25/28	5,031
83	Series G92-35, Class EB, 7.50%, 07/25/22	88
1,140	Series G92-44, Class ZQ, 8.00%, 07/25/22	1,219
7,867	Federal National Mortgage Association Interest STRIPS
	Series 343, Class 23, IO, 4.00%, 10/01/18	1,218
	Federal National Mortgage Association Whole Loan
1,213	Series 1999-W4, Class A9, 6.25%, 02/25/29	1,233
10,000	Series 2002-W7, Class A4, 6.00%, 06/25/29	10,210
3,781	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	3,892
1,713	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,804
8,175	Series 2003-W18, Class 1A6, 5.37%, 08/25/43	8,213
	Government National Mortgage Association
700	Series 1996-6, Class PK, 6.50%, 09/16/25	718
234	Series 1997-19, Class PJ, 6.50%, 06/20/27 (m)	234
948	Series 1998-1, Class PD, 6.25%, 08/20/27 (m)	948
2,750	Series 1998-22, Class PD, 6.50%, 09/20/28	2,836
1,583	Series 1999-17, Class L, 6.00%, 05/20/29	1,617
6,000	Series 2001-10, Class PE, 6.50%, 03/16/31	6,297
5,838	Series 2001-64, Class PB, 6.50%, 12/20/31	6,141

Principal Amount	Security Description	Value

35,992	Series 2003-59, Class XA, IO, VAR, 0.63%, 06/16/34	3,157
4,625	Series 2004-62, Class VA, 5.50%, 07/20/15	4,697
	Total Collateralized Mortgage Oligations

	(Cost $421,371 )	424,674

U.S. Government Agency Mortgages — 13.4%
	Federal Home Loan Mortgage Corp. Conventional Pools
941	ARM, 4.78%, 01/01/27	965
130	ARM, 4.95%, 04/01/30	133
80	9.00%, 08/01/09 - 12/01/09	82
-(h)	9.50%, 04/01/16	-(h)
	Federal Home Loan Mortgage Corp. Gold Pools
4,470	4.50%, 05/01/24	4,302
3,054	5.00%, 12/01/13 - 12/01/16	3,054
4,791	6.00%, 04/01/14 - 02/01/32	4,910
9,365	6.50%, 12/01/12 - 07/01/29	9,670
893	7.00%, 12/01/14 - 04/01/26 (m)	938
1,508	7.50%, 04/01/09 - 08/01/25	1,575
357	8.00%, 11/01/24 - 09/01/25	381
829	8.50%, 01/01/10 - 07/01/28	896
74	9.00%, 11/01/05 - 05/01/22	79
	Federal National Mortgage Association Conventional Pools
21,369	4.50%, 06/01/13	21,120
13,092	5.00%, 11/01/23 - 11/01/33	12,865
50,525	5.50%, 11/01/16 - 01/01/34	50,601
9,053	6.00%, 03/01/11 - 09/01/28	9,274
2,919	6.50%, 12/01/10 - 04/01/32	3,029
1,147	7.00%, 09/01/07 - 08/01/25	1,202
1,102	7.50%, 06/01/04 - 04/01/30	1,168
1,247	8.00%, 11/01/12	1,328
93	9.00%, 12/01/24	101
556	10.00%, 10/01/16 - 11/01/21	616
	Government National Mortgage Association Pools
210	ARM, 3.75%, 07/20/27 (m)	214
3,251	6.00%, 10/15/23 - 10/15/33	3,330
3,299	6.50%, 07/15/08 - 02/15/24	3,439
1,414	7.00%, 11/15/22 - 06/15/28	1,491
2,163	7.50%, 07/15/07 - 02/15/28	2,303
1,888	8.00%, 07/15/06 - 11/20/27	2,017
58	8.50%, 10/15/24	64
1,597	9.00%, 11/15/08 - 11/15/24	1,746
126	9.50%, 07/15/09 - 12/15/20	140
4	11.00%, 11/15/09	4
	Total U.S. Government Agency Mortgages

	(Cost $143,033)	143,037

U.S. Government Agency Securities — 11.4%
7,000	Federal Home Loan Bank System
	5.75%, 08/15/11	7,412
5,000	Federal Home Loan Mortgage Corp.
	3.50%, 09/15/07	4,923
	Federal National Mortgage Association
16,000	Zero Coupon, 10/09/19	7,674

Principal Amount	Security Description	Value

10,000	5.88%, 02/02/06	10,058
9,200	Federal National Mortgage Association STRIPS
	PO, 05/29/26	3,267
	Financing Corp.
180	Zero Coupon, 10/05/05	180
334	Zero Coupon, 12/27/05	331
500	Zero Coupon, 10/06/06	479
1,000	Zero Coupon, 11/11/06	954
500	Zero Coupon, 12/27/06	474
26,153	Zero Coupon, 12/06/18	13,866
	Resolution Funding Corp. STRIPS
50,000	PO, 07/15/20	24,526
78,000	PO, 07/15/20	38,408
15,000	PO, 04/15/28	5,087
5,000	PO, 04/15/30	1,571
4,500	Tennessee Valley Authority STRIPS
	PO, 07/15/16	2,654
	Total U.S. Government Agency Securities

	(Cost $103,070)	121,864

U.S. Treasury Obligations — 33.0%
	U.S. Treasury Bonds
3,490	5.38%, 02/15/31	3,910
2,500	7.13%, 02/15/23	3,244
13,140	7.25%, 05/15/16	16,255
3,935	7.25%, 08/15/22	5,141
3,635	8.00%, 11/15/21	5,032
36,080	8.13%, 08/15/19 (m)	49,259
4,085	8.88%, 08/15/17	5,728
1,020	9.00%, 11/15/18	1,469
18,000	10.38%, 11/15/12	20,237
	U.S. Treasury Inflation Indexed Bonds
1,484	1.63%, 01/15/15	1,467
24,198	3.63%, 01/15/08	25,614
	U.S. Treasury Notes
24,020	2.38%, 08/31/06	23,651
20,670	2.63%, 11/15/06	20,331
10,830	2.63%, 05/15/08	10,415
2,700	3.00%, 02/15/08	2,629
8,890	3.63%, 07/15/09	8,711
10,000	3.88%, 05/15/09	9,891
2,085	3.88%, 02/15/13	2,031
6,430	4.25%, 08/15/13	6,408
2,015	4.75%, 05/15/14	2,076
15,000	5.00%, 08/15/11	15,586
4,550	5.63%, 05/15/08	4,710
6,750	5.75%, 08/15/10	7,199
25,000	6.13%, 08/15/07	25,872
	U.S. Treasury STRIPS
30,000	PO, 11/15/09	25,178
5,845	PO, 02/15/15	3,863
1,655	PO, 05/15/15	1,085
2,500	PO, 08/15/15	1,615

Principal Amount	Security Description	Value

10,000	PO, 11/15/15	6,375
72,500	PO, 05/15/20	36,923

	Total U.S. Treasury Obligations

	(Cost $334,220)	351,905

	Total Long Term Investments	$1,041,480

	(Cost $1,001,694)
Shares

Short-Term Investment — 2.4%
Investment Company — 2.4%
25,478	JPMorgan U.S. Government Money Market Fund (b)
	Total Short-Term Investments
	(Cost $25,478)	25,478

Principal Amount

Investments of Cash Collateral for Securities Loaned — 17.9%
Repurchase Agreements — 17.9%
$35,000	Banc of America Securities LLC
	3.95%, dated 09/30/05, due 10/03/05, repurchase price
	$35,011 collateralized by U.S. Government Agency Mortgages	35,000

38,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05,	38,000
	repurchase price $38,012 collateralized by U.S. Government
	Agency Securities

10,000	Credit Suisse First Boston LLC, 3.85%, dated 09/30/05	10,000
	repurchase price $10,003 collateralized by U.S. Government
	Agency Mortgages

38,000	Lehman Brothers Inc., 3.88%, dated 09/30/05, due 10/03/05,	38,000
	repurchase price $38,012 collateralized by U.S. Government
	Agency Mortgages

34,733	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05,	34,733
	repurchase price $34,744 collateralized by U.S. Government
	Agency Securities

35,000	Morgan Stanley, 3.90%, dated 09/30/05, due 10/03/05,	35,000
	repurchase price $35,011 collateralized by U.S. Government
	Agency Mortgages

	Total Investments of Cash Collateral for Securities Loaned
	(Cost $190,733)	190,733

Principal Amount	Security Description	Value

Total Investments — 118.0%
(Cost $1,217,905)	$1,257,691
Liabilities in Excess of Other Assets — (18.0)%	(191,945)

Net Assets — 100.0%	$1,065,746

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(h)	Amount rounds to less than one thousand.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index

IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS program lets investors hold and trade the individual interest and principal components at eligible notes and bonds as separate securities.

VAR	Variable. The interest rate shown is the rate in effect as of September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,552
Aggregate gross unrealized depreciation	(8,766)

Net unrealized appreciation/depreciation	$39,786

Federal income tax cost of investments	$1,217,905

JPMorgan High Yield Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 96.0%
Corporate Bonds — 88.4%
Aerospace / Defense — 0.4%
$2,250	L-3 Communications Corp.
	6.38%, 10/15/15 (e)	$2,267
1,100	Orbital Sciences Corp.
	9.00%, 07/15/11	1,193
	Sequa Corp.
700	9.00%, 08/01/09	742
425	Series B, 8.88%, 04/01/08	442

		4,644

Airlines — 1.5%
	American Airlines, Inc.
3,700	7.25%, 02/05/09	3,626
1,750	7.32%, 10/15/09	1,533
2,734	7.38%, 05/23/16	1,938
900	7.80%, 10/01/06	862
1,544	9.71%, 01/02/07	1,493
1,650	10.18%, 01/02/13	1,196
599	10.21%, 01/01/10	468
	Continental Airlines, Inc.
73	7.42%, 04/01/07	66
3,600	9.80%, 04/01/21 (m)	3,636
2,800	FRN, 11.26%, 12/06/07	2,824

		17,642

Automotive — 3.5%
5,175	Autocam Corp.
	10.88%, 06/15/14	3,467
	Delco Remy International, Inc.
2,700	9.38%, 04/15/12	1,512
800	9.38%, 04/15/12 (e)	448
300	11.00%, 05/01/09	195
	Dura Operating Corp.
1,900	Series B, 8.63%, 04/15/12	1,691
900	Series D, 9.00%, 05/01/09	626
8,400	Ford Motor Co.
	7.45%, 07/16/31	6,552
	General Motors Acceptance Corp.
2,330	7.75%, 01/19/10	2,258
1,650	8.00%, 11/01/31	1,441
	General Motors Corp.
11,450	8.25%, 07/15/23	8,902
3,000	8.80%, 03/01/21 (m)	2,482
3,200	Goodyear Tire & Rubber Co. (The)
	9.00%, 07/01/15 (e)	3,152
	Metaldyne Corp.
2,000	10.00%, 11/01/13 (e)	1,740
4,600	11.00%, 06/15/12	3,128

Principal Amount	Security Description	Value

2,805	Newcor, Inc.
	SUB, 6.00%, 01/31/13 (i)	2,244

		39,838

Banking — 0.2%
2,200	Western Financial Bank
	9.63%, 05/15/12	2,519

Brokerage — 0.0% (g)
500	E*Trade Financial Corp.
	8.00%, 06/15/11 (e)	516

Building Materials — 1.0%
4,100	Fedders North America, Inc.
	9.88%, 03/01/14	3,055
3,005	Goodman Global Holding Co., Inc.
	FRN, 6.41%, 06/15/12 (e)	2,937
4,200	RMCC Acquisition Co.
	9.50%, 11/01/12 (e)	4,242
690	Wolverine Tube, Inc.
	10.50%, 04/01/09	654

		10,888

Chemicals — 3.7%
	Chemtura Corp.
800	9.88%, 08/01/12	911
2,000	FRN, 9.67%, 08/01/10	2,205
950	Crystal U.S. Holdings 3 LLC
	Series B, SUB, 0.00%, 10/01/14	665
	Equistar Chemicals LP
3,400	10.13%, 09/01/08 (m)	3,655
2,800	10.63%, 05/01/11 (m)	3,052
	IMC Global, Inc.
24	7.63%, 11/01/05	24
1,000	10.88%, 08/01/13	1,180
2,500	Series B, 10.88%, 06/01/08 (m)	2,825
1,300	Series B, 11.25%, 06/01/11 (m)	1,430
340	Lyondell Chemical Co.
	10.50%, 06/01/13	384
2,000	M&G Financial Corp.
	7.67%, 04/16/09 (i)	2,020
9,000	OM Group, Inc.
	9.25%, 12/15/11 (m)	9,158
5,575	PolyOne Corp.
	10.63%, 05/15/10	5,742
1,750	Quality Distribution LLC
	9.00%, 11/15/10	1,610
	Terra Capital, Inc.
200	11.50%, 06/01/10	229
3,090	12.88%, 10/15/08 (m)	3,646
1,000	UAP Holding Corp.
	SUB, 0.00%, 07/15/12	850
2,677	United Agri Products
	8.25%, 12/15/11 (m)	2,824

		42,410

Principal Amount	Security Description	Value

Construction Machinery — 1.3%
500	Ashtead Holdings plc (United Kingdom)
	8.63%, 08/01/15 (e)	526
	Case New Holland, Inc.
1,800	6.00%, 06/01/09 (m)	1,728
4,850	9.25%, 08/01/11 (m)	5,129
1,200	NationsRent Cos., Inc.
	9.50%, 10/15/10	1,308
	United Rentals North America, Inc.
4,850	6.50%, 02/15/12 (m)	4,680
1,500	7.00%, 02/15/14	1,391
300	7.75%, 11/15/13	290

		15,052

Consumer Products — 1.2%
1,775	Ames True Temper, Inc.
	FRN, 7.60%, 01/15/12	1,651
1,500	Chattem, Inc.
	FRN, 6.87%, 03/01/10	1,515
	General Nutrition Centers, Inc.
1,750	8.50%, 12/01/10	1,492
1,500	8.63%, 01/15/11	1,440
3,800	K2, Inc.
	7.38%, 07/01/14	3,800
3,250	Southern States Cooperative, Inc.
	10.50%, 11/01/10 (e)	3,412

		13,310

Distributors — 0.9%
750	Amerigas Partners LP
	7.25%, 05/20/15 (e)	784
3,000	Ferrell Gas LP
	7.42%, 08/01/13 (i)	2,940
3,370	SEMCO Energy, Inc.
	7.75%, 05/15/13	3,531
3,700	Suburban Propane Partners LP
	6.88%, 12/15/13	3,367

		10,622

Diversified Manufacturing — 0.5%
1,650	Invensys plc
	9.88%, 03/15/11 (e)	1,640
4,235	Polypore, Inc.
	8.75%, 05/15/12	3,727

		5,367

Electric — 7.8%
2,410	AES Corp. (The)
	9.00%, 05/15/15 (e)	2,645
8,100	Calpine Canada Energy Finance ULC (Canada)
	8.50%, 05/01/08	4,840
	Calpine Corp.
1,000	8.50%, 07/15/10 (e)	715
2,000	9.88%, 12/01/11 (e)	1,460

Principal Amount	Security Description	Value

	Calpine Generating Co. LLC
5,100	FRN, 9.44%, 04/01/10	5,151
5,150	FRN, 12.39%, 04/01/11	4,893
	CMS Energy Corp.
500	8.50%, 04/15/11	556
450	9.88%, 10/15/07	489
	Dynegy Holdings, Inc.
3,650	6.88%, 04/01/11 (m)	3,568
5,474	7.13%, 05/15/18	5,063
4,400	9.88%, 07/15/10 (e)	4,796
1,100	10.13%, 07/15/13 (e)	1,227
7,325	Edison Mission Energy
	9.88%, 04/15/11	8,680
1,655	FPL Energy Wind Funding LLC
	6.88%, 06/27/17 (e)	1,663
	Midwest Generation LLC
3,100	8.75%, 05/01/34 (m)	3,453
2,900	Series A, 8.30%, 07/02/09 (m)	3,052
662	Series B, 8.56%, 01/02/16	729
	Mirant Americas Generation LLC
4,600	8.30%, 05/01/11 (d)	5,738
4,500	8.50%, 10/01/21 (d)	5,625
	Mirant Corp.
1,150	7.40%, 07/15/04 (d) (e)	1,380
2,000	7.90%, 07/15/09 (d) (e)	2,435
	Nevada Power Co.
287	6.50%, 04/15/12	298
863	Series A, 8.25%, 06/01/11	958
1,298	Series E, 10.88%, 10/15/09 (m)	1,434
	NorthWestern Corp.
1,900	5.88%, 11/01/14	1,919
1,800	7.00%, 08/15/23	1,836
2,764	NRG Energy, Inc.
	8.00%, 12/15/13	2,944
3,043	Ormat Funding Corp.
	8.25%, 12/30/20 (m)	3,066
	Reliant Energy, Inc.
2,700	6.75%, 12/15/14	2,653
840	9.50%, 07/15/13	928
4,900	TXU Corp.
	5.55%, 11/15/14 (m)	4,652

		88,846

Entertainment — 1.8%
3,150	Bally Total Fitness Holding Corp.
	Series D, 9.88%, 10/15/07	2,843
7,150	Imax Corp. (Canada)
	9.63%, 12/01/10 (m)	7,650
1,500	Intrawest Corp. (Canada)
	7.50%, 10/15/13 (m)	1,536
2,000	Six Flags, Inc.
	9.75%, 04/15/13	1,970

Principal Amount	Security Description	Value

1,515	True Temper Sports, Inc.
	8.38%, 09/15/11	1,409
4,510	Universal City Development Partners
	11.75%, 04/01/10 (m)	5,096

		20,504

Environmental — 1.1%
	Allied Waste North America
1,000	7.88%, 04/15/13	1,020
4,250	Series B, 5.75%, 02/15/11	3,963
5,245	Series B, 8.88%, 04/01/08 (m)	5,468
1,459	Series B, 9.25%, 09/01/12	1,579
500	American ECO Corp.
	Series B, 9.63%, 05/15/08 (d)	-h

		12,030

Food/Beverage — 3.7%
2,660	Bavaria S.A. (Colombia)
	8.88%, 11/01/10 (e)	2,934
2,000	Burns Philp Capital Property Ltd. (Australia)
	9.50%, 11/15/10 (m)	2,210
	Chiquita Brands International, Inc.
1,000	7.50%, 11/01/14	942
2,200	8.88%, 12/01/15 (e)	2,178
600	Cosan S.A. Industria e Comercio (Brazil)
	9.00%, 11/01/09 (e)	636
450	Cott Beverages USA, Inc.
	8.00%, 12/15/11	461
3,000	Del Monte Corp.
	6.75%, 02/15/15 (e)	3,015
	Dole Food Co., Inc.
3,400	7.25%, 06/15/10 (m)	3,383
425	8.75%, 07/15/13	455
285	8.88%, 03/15/11	296
650	Gold Kist, Inc.
	10.25%, 03/15/14	734
4,500	Golden State Foods
	9.24%, 01/10/12 (i)	4,427
	Land O’ Lakes, Inc.
7,025	8.75%, 11/15/11	7,359
2,100	9.00%, 12/15/10 (m)	2,315
3,750	National Beef Packing Co. LLC
	10.50%, 08/01/11	3,891
3,925	National Wine & Spirits, Inc.
	10.13%, 01/15/09 (m)	3,964
1,000	Smithfield Foods, Inc.
	7.00%, 08/01/11	1,020
1,500	Swift & Co.
	12.50%, 01/01/10	1,635

		41,855

Principal Amount	Security Description	Value

Gaming — 3.4%
2,000	Boyd Gaming Corp.
	7.75%, 12/15/12 (m)	2,102
	Caesars Entertainment, Inc.
1,000	7.00%, 04/15/13	1,085
2,900	7.88%, 03/15/10 (m)	3,154
3,400	Kerzner International Ltd. (Bahamas)
	6.75%, 10/01/15 (e)	3,294
	MGM Mirage
2,500	6.63%, 07/15/15 (e)	2,472
2,800	6.75%, 09/01/12 (m)	2,845
4,025	8.38%, 02/01/11	4,327
	Mohegan Tribal Gaming Authority
1,500	6.13%, 02/15/13 (m)	1,493
1,000	6.88%, 02/15/15 (m)	1,020
925	8.00%, 04/01/12 (m)	976
	Station Casinos, Inc.
150	6.00%, 04/01/12	150
6,100	6.88%, 03/01/16 (e) (m)	6,183
2,100	Trump Entertainment Resorts, Inc.
	8.50%, 06/01/15 (m)	2,026
8,350	Wynn Las Vegas LLC
	6.63%, 12/01/14	7,985

		39,112

Health Care — 5.7%
500	Ameripath, Inc.
	10.50%, 04/01/13	520
3,000	CDRV Investors, Inc.
	SUB, 0.00%, 01/01/15	1,710
3,500	Fisher Scientific International, Inc.
	6.13%, 07/01/15 (e) (m)	3,509
535	Hanger Orthopedic Group, Inc.
	10.38%, 02/15/09	544
	HCA, Inc.
900	7.88%, 02/01/11	965
1,000	8.75%, 09/01/10 (m)	1,104
	Healthsouth Corp.
7,750	8.38%, 10/01/11	7,382
3,750	8.50%, 02/01/08	3,656
4,550	LifeCare Holdings, Inc.
	9.25%, 08/15/13 (e)	3,913
654	Magellan Health Services, Inc.
	Series A, 9.38%, 11/15/08	687
2,300	NDCHealth Corp.
	10.50%, 12/01/12	2,634
1,325	Omnicare, Inc.
	Series B, 8.13%, 03/15/11	1,385
890	PerkinElmer, Inc.
	8.88%, 01/15/13	974
600	Psychiatric Solutions, Inc.
	7.75%, 07/15/15 (e)	620

Principal Amount	Security Description	Value

77	Res-Care, Inc.
	10.63%, 11/15/08	81
	Tenet Healthcare Corp.
1,700	9.25%, 02/01/15 (e)	1,717
7,425	9.88%, 07/01/14 (m)	7,759
1,000	Triad Hospitals, Inc.
	7.00%, 05/15/12	1,028
7,925	U.S. Oncology Holdings, Inc.
	FRN, 9.26%, 03/15/15 (e)	7,806
2,600	U.S. Oncology, Inc.
	10.75%, 08/15/14 (m)	2,912
7,550	Vanguard Health Holding Co. I LLC
	SUB, 0.00%, 10/01/15 (m)	5,474
4,300	Vanguard Health Holding Co. II LLC
	9.00%, 10/01/14 (m)	4,579
	Ventas Realty LP
750	6.75%, 06/01/10 (e)	761
750	7.13%, 06/01/15 (e)	776
2,000	9.00%, 05/01/12	2,270

		64,766

Home Construction — 0.1%
1,000	Standard-Pacific Corp.
	6.50%, 08/15/10	968

Independent Energy — 1.2%
1,300	Arch Western Finance LLC
	6.75%, 07/01/13	1,326
	Chesapeake Energy Corp.
500	6.38%, 06/15/15	503
1,900	6.88%, 01/15/16	1,947
1,250	7.50%, 09/15/13 (m)	1,331
2,300	7.50%, 06/15/14 (m)	2,455
1,450	El Paso Production Holding Co.
	7.75%, 06/01/13 (m)	1,515
1,000	Peabody Energy Corp.
	5.88%, 04/15/16	994
2,200	Petrobras International Finance Co. (Brazil)
	7.75%, 09/15/14	2,381
2,834	Plains Exploration & Production Co.
	Series B, 8.75%, 07/01/12	3,061

		15,513

Industrial Other — 1.3%
5,550	Eagle-Picher Industries, Inc.
	9.75%, 09/01/13 (d)	4,107
3,750	Gardner Denver, Inc.
	8.00%, 05/01/13 (e)	3,905
5,650	Milacron Escrow Corp.
	11.50%, 05/15/11	5,537
1,000	Thermadyne Holdings Corp.
	9.25%, 02/01/14	915
950	Valmont Industries, Inc.
	6.88%, 05/01/14	969

		15,433

Principal Amount	Security Description	Value

Lodging — 0.7%
3,000	Felcor Lodging LP
	FRN, 7.78%, 06/01/11 (m)	3,128
3,000	Host Marriott LP
	Series M, 7.00%, 08/15/12 (m)	3,041
1,500	La Quinta Properties, Inc.
	8.88%, 03/15/11 (m)	1,605

		7,774

Media Cable — 4.0%
	Adelphia Communications Corp.
6,525	9.38%, 11/15/09 (d)	4,992
3,500	10.88%, 10/01/10 (d)	2,607
2,000	Series B, 7.50%, 01/15/04 (d)	1,490
1,150	Series B, 7.75%, 01/15/09 (d)	851
1,450	Series B, 8.13%, 07/15/03 (d)	1,080
1,000	Series B, 9.25%, 10/01/02 (d)	735
3,000	CCO Holdings LLC
	8.75%, 11/15/13	2,962
	Charter Communications Holdings LLC
2,500	10.25%, 01/15/10	2,075
3,500	SUB, 11.75%, 01/15/10	3,080
	Charter Communications Operating LLC
1,900	8.00%, 04/30/12 (e)	1,914
1,000	8.38%, 04/30/14 (e)	1,005
	CSC Holdings, Inc.
300	6.75%, 04/15/12 (e)	284
3,175	7.25%, 07/15/08 (m)	3,187
250	7.88%, 12/15/07	257
1,500	Series B, 7.63%, 04/01/11 (m)	1,474
2,500	Insight Communications Co., Inc.
	SUB, 0.00%, 02/15/11	2,550
1,000	Mediacom Broadband LLC
	8.50%, 10/15/15 (e)	965
6,330	Mediacom LLC/Mediacom Capital Corp.
	9.50%, 01/15/13	6,283
750	Rogers Cable, Inc. (Canada)
	6.25%, 06/15/13	729
	Videotron Ltee (Canada)
1,500	6.38%, 12/15/15 (e)	1,489
5,175	6.88%, 01/15/14 (m)	5,311

		45,320

Media Non-Cable — 4.4%
2,150	Block Communications, Inc.
	9.25%, 04/15/09 (m)	2,279
6,500	Cenveo Corp.
	7.88%, 12/01/13	6,272
2,900	DirecTV Holdings LLC
	6.38%, 06/15/15 (e)	2,878
	Echostar DBS Corp.
400	5.75%, 10/01/08	395
2,900	6.63%, 10/01/14 (m)	2,871

Principal Amount	Security Description	Value

1,675	Fisher Communications, Inc.
	8.63%, 09/15/14	1,788
2,000	Innova S de RL (Mexico)
	9.38%, 09/19/13	2,270
	Intelsat Bermuda Ltd. (Bermuda)
3,100	8.25%, 01/15/13 (e)	3,119
1,000	FRN, 8.70%, 01/15/12 (e)	1,018
625	LBI Media, Inc.
	SUB, 0.00%, 10/15/13	471
2,250	LIN Television Corp.
	6.50%, 05/15/13 (e)	2,132
750	Medianews Group, Inc.
	6.88%, 10/01/13	744
1,575	Morris Publishing Group LLC
	7.00%, 08/01/13	1,559
1,500	Nexstar Finance Holdings LLC
	SUB, 0.00%, 04/01/13	1,110
2,000	Nexstar Finance, Inc.
	7.00%, 01/15/14	1,800
2,925	PanAmSat Corp.
	9.00%, 08/15/14 (m)	3,086
4,184	Phoenix Color Corp.
	10.38%, 02/01/09	3,849
	Primedia, Inc.
5,400	8.88%, 05/15/11 (m)	5,657
1,600	FRN, 9.17%, 05/15/10	1,688
2,000	XM Satellite Radio, Inc.
	FRN, 9.19%, 05/01/09	2,023
1,775	Young Broadcasting, Inc.
	10.00%, 03/01/11	1,677
1,900	Zeus Special Subsidiary Ltd.
	SUB, 0.00%, 02/01/15 (e)	1,254

		49,940

Metals — 1.8%
7,580	AK Steel Corp.
	7.88%, 02/15/09	7,353
1,150	Chaparral Steel Co.
	10.00%, 07/15/13 (e)	1,213
3,250	Earle M. Jorgensen Co.
	9.75%, 06/01/12 (m)	3,526
	Neenah Foundary Corp.
5,725	11.00%, 09/30/10 (e)	6,326
709	13.00%, 09/30/13 (e)	716
1,300	United States Steel Corp.
	9.75%, 05/15/10	1,427

		20,561

Non-Captive Finance — 1.6%
2,660	Advanta Capital Trust I
	Series B, 8.99%, 12/17/26	2,686
4,500	Allied Capital
	6.15%, 10/13/10 (i)	4,500

Principal Amount	Security Description	Value

3,750	AmeriCredit Corp.
	9.25%, 05/01/09	3,956
5,175	Providian Capital I
	9.53%, 02/01/27 (e)	5,641
1,500	Residential Capital Corp.
	6.38%, 06/30/10 (e)	1,520

		18,303

Oil Field Services — 1.9%
1,600	Chart Industries, Inc.□□
	9.13%, 10/15/15 (e)	1,600
1,500	Compagnie Generale de Geophysique S.A. (France)
	7.50%, 05/15/15 (e)	1,560
1,000	Hornbeck Offshore Services, Inc.□□
	6.13%, 12/01/14 (e)	992
900	Offshore Logistics, Inc.
	6.13%, 06/15/13	887
7,728	Petroleum Geo-Services ASA (Norway)
	10.00%, 11/05/10	8,655
2,250	Pride International, Inc.
	7.38%, 07/15/14	2,444
4,000	Secunda International Ltd. (Canada)
	FRN, 11.60%, 09/01/12 (m)	4,220
300	Universal Compression, Inc.
	7.25%, 05/15/10	311

		20,669

Packaging — 2.6%
2,900	Anchor Glass Container Corp.
	11.00%, 02/15/13 (d)	1,856
1,150	Ball Corp.
	6.88%, 12/15/12	1,173
	Constar International, Inc.
1,950	FRN, 7.17%, 02/15/12 (e)	1,809
7,950	11.00%, 12/01/12	5,008
	Crown European Holdings S.A. (France)
2,700	9.50%, 03/01/11	2,957
1,000	10.88%, 03/01/13	1,160
2,000	Graham Packaging Co., Inc.
	8.50%, 10/15/12	1,990
	Owens Brockway Glass Container, Inc.
2,500	6.75%, 12/01/14 (m)	2,413
3,000	8.25%, 05/15/13 (m)	3,120
1,000	8.88%, 02/15/09 (m)	1,050
9,525	Portola Packaging, Inc.
	8.25%, 02/01/12	6,667

		29,203

Paper — 3.3%
	Abitibi-Consolidated, Inc. (Canada)
2,300	6.00%, 06/20/13	2,018
7,575	8.38%, 04/01/15	7,442
1,000	8.55%, 08/01/10	1,018
1,100	FRN, 7.37%, 06/15/11	1,100

Principal Amount	Security Description	Value

	Ainsworth Lumber Co., Ltd. (Canada)
4,050	6.75%, 03/15/14	3,652
800	7.25%, 10/01/12	752
1,000	FRN, 7.77%, 10/01/10	998
2,000	Bowater, Inc.
	FRN, 6.87%, 03/15/10 (m)	1,990
	Buckeye Technologies, Inc.
775	8.50%, 10/01/13	787
1,949	9.25%, 09/15/08	1,949
1,300	Domtar, Inc. (Canada)
	7.13%, 08/15/15	1,192
1,825	Georgia-Pacific Corp.
	8.00%, 01/15/14 (m)	1,998
1,630	Graphic Packaging International Corp.
	9.50%, 08/15/13	1,532
1,000	Jefferson Smurfit Corp. U.S.
	8.25%, 10/01/12	940
2,400	Norske Skog Canada Ltd. (Canada)
	Series D, 8.63%, 06/15/11	2,412
	Pope & Talbot, Inc.
1,310	8.38%, 06/01/13	1,258
	Tembec Industries, Inc. (Canada)
7,600	8.50%, 02/01/11	4,959
2,250	8.63%, 06/30/09	1,530

		37,527

Pharmaceuticals — 0.9%
2,000	Alpharma, Inc.
	8.63%, 05/01/11	2,060
	AmerisourceBergen Corp.
400	5.63%, 09/15/12 (e)	394
1,400	5.88%, 09/15/15 (e)	1,383
6,675	Biovail Corp. (Canada)
	7.88%, 04/01/10 (m)	6,925

		10,762

Pipelines — 3.6%
900	ANR Pipeline Co.
	8.88%, 03/15/10	973
500	Colorado Interstate Gas Co.
	5.95%, 03/15/15 (e)	485
2,000	El Paso CGP Co.
	7.63%, 09/01/08	2,032
	El Paso Corp.
1,000	7.63%, 08/16/07 (e)	1,018
7,650	7.88%, 06/15/12	7,918
4,000	El Paso Natural Gas Co.
	Series A, 7.63%, 08/01/10 (m)	4,159
2,900	MarkWest Energy Partners LP
	6.88%, 11/01/14 (e)	2,871
1,000	Northwest Pipeline Corp.
	8.13%, 03/01/10	1,068

Principal Amount	Security Description	Value

	Pacific Energy Partners LP
750	6.25%, 09/15/15 (e)	752
4,350	7.13%, 06/15/14 (m)	4,513
2,000	Southern Natural Gas Co.
	8.88%, 03/15/10	2,162
3,900	Transmontaigne, Inc.
	9.13%, 06/01/10 (m)	4,095
	Williams Cos, Inc.
2,000	6.38%, 10/01/10 (e)	1,985
1,600	7.63%, 07/15/19 (m)	1,732
2,175	8.12%, 03/15/12	2,376
1,500	FRN, 5.89%, 10/01/10 (e)	1,492

		39,631

Property & Casualty — 0.5%
4,015	Crum & Forster Holdings Corp.
	10.38%, 06/15/13 (m)	4,386
1,425	Fairfax Financial Holdings Ltd. (Canada)
	7.75%, 04/26/12	1,368

		5,754

Railroads — 0.6%
	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V. (Mexico)
4,900	9.38%, 05/01/12 (e)	5,292
250	10.25%, 06/15/07	268
934	12.50%, 06/15/12	1,083

		6,643

Refining — 0.5%
1,700	Frontier Oil Corp.
	6.63%, 10/01/11	1,753
1,533	Orion Refining Corp.
	10.00%, 11/15/04 (d)	-h
	Premcor Refining Group, Inc. (The)
1,535	7.50%, 06/15/15	1,642
1,000	9.25%, 02/01/10	1,088
700	9.50%, 02/01/13	789

		5,272

Real Estate Investment Trust — 0.9%
10,325	Thornburg Mortgage, Inc.
	8.00%, 05/15/13 (m)	10,222

Restaurants — 0.3%
	Avado Brands, Inc.
2,950	9.75%, 06/01/06 (d)	266
1,000	11.75%, 06/15/09 (d)	-h
2,755	Friendly Ice Cream Corp.
	8.38%, 06/15/12	2,603
1,000	Sbarro, Inc.
	11.00%, 09/15/09	995

		3,864

Principal Amount	Security Description	Value

Retailers — 1.3%
1,650	Brown Shoe Co., Inc.
	8.75%, 05/01/12	1,741
	Duane Reade, Inc.
1,500	9.75%, 08/01/11	1,125
1,500	FRN, 8.37%, 12/15/10 (e)	1,432
5,250	Gregg Appliances, Inc.
	9.00%, 02/01/13 (e)	4,935
	GSC Holdings Corp□□.
2,900	8.00%, 10/01/12 (e)	2,886
2,700	FRN, 7.88%, 10/01/11 (e)	2,703
1,250	Quality Stores, Inc.
	10.63%, 04/01/07 (d)	-h

		14,822

Services — 2.7%
1,000	Alderwoods Group, Inc.
	7.75%, 09/15/12	1,050
	Corrections Corp. of America
2,900	6.25%, 03/15/13 (m)	2,871
750	7.50%, 05/01/11	773
3,150	FTI Consulting, Inc.
	7.63%, 06/15/13 (e)	3,213
1,000	Knowledge Learning Corp., Inc.
	7.75%, 02/01/15 (e)	980
2,850	Mac-Gray Corp.
	7.63%, 08/15/15 (e)	2,907
5,825	Mastec, Inc.
	Series B, 7.75%, 02/01/08	5,825
7,787	SAC Holding Corp.
	8.50%, 03/15/14	7,456
	Service Corp. International
505	6.50%, 03/15/08	513
1,000	7.00%, 06/15/17 (e)	1,010
1,400	7.70%, 04/15/09	1,470
1,000	7.88%, 02/01/13	1,060
1,000	Stewart Enterprises, Inc.
	6.25%, 02/15/13 (e)	950
500	Williams Scotsman, Inc.□□
	8.50%, 10/01/15 (e)	506

		30,584

Supermarkets — 0.3%
3,500	Ahold Finance USA, Inc. (m)
	8.25%, 07/15/10	3,815

Technology — 5.1%
8,750	Advanced Micro Devices, Inc.
	7.75%, 11/01/12	8,969
4,000	Amkor Technology, Inc.
	7.13%, 03/15/11	3,450
4,000	Cookson plc (United Kingdom)
	VAR, 13.94%, 11/01/09 (i)	4,042

Principal Amount	Security Description	Value

500	Corning, Inc.
	6.20%, 03/15/16	514
3,200	Flextronics International Ltd. (Singapore)
	6.25%, 11/15/14	3,184
	Freescale Semiconductor, Inc.
1,400	6.88%, 07/15/11	1,470
850	7.13%, 07/15/14	905
1,750	IKON Office Solutions, Inc.□□
	7.75%, 09/15/15 (e)	1,719
2,000	Intcomex, Inc.
	11.75%, 01/15/11 (e)	1,990
3,500	Lucent Technologies, Inc.
	6.50%, 01/15/28	3,028
	MagnaChip Semiconductor S.A. (Luxembourg)
2,350	6.88%, 12/15/11	2,256
550	8.00%, 12/15/14	506
2,200	FRN, 7.12%, 12/15/11	2,178
6,500	Smart Modular Technologies (Cayman Islands)
	FRN, 9.00%, 04/01/12 (e)	6,630
600	STATS ChipPAC Ltd (Singapore)
	7.50%, 07/19/10 (e)	606
3,000	Stratus Technologies, Inc.
	10.38%, 12/01/08	3,030
	Sungard Data Systems, Inc.
1,850	4.88%, 01/15/14	1,623
2,200	FRN, 8.52%, 08/15/13 (e)	2,277
1,000	9.13%, 08/15/13 (e)	1,036
	Unisys Corp.
1,900	8.00%, 10/15/12	1,867
1,100	8.50%, 10/15/15	1,092
2,140	Viasystems, Inc.
	10.50%, 01/15/11	2,103
3,500	Xerox Corp.
	6.88%, 08/15/11 (m)	3,657

		58,132

Telecommunications — Wireless — 3.3%
2,327	Alamosa Delaware, Inc.
	11.00%, 07/31/10	2,624
1,400	American Cellular Corp.
	Series B, 10.00%, 08/01/11	1,526
	Dobson Cellular Systems
100	8.38%, 11/01/11	105
5,400	9.88%, 11/01/12	5,913
2,300	FRN, 8.44%, 11/01/11	2,383
500	Dobson Communications Corp.
	FRN, 8.10%, 10/15/12 (e)	493
750	Horizon PCS, Inc.
	11.38%, 07/15/12	863
	Nextel Communications, Inc.
3,000	Series D, 7.38%, 08/01/15 (m)	3,212
1,000	Series E, 6.88%, 10/31/13 (m)	1,061
3,500	Series F, 5.95%, 03/15/14 (m)	3,583

Principal Amount	Security Description	Value

	Rogers Wireless, Inc. (Canada)
5,200	6.38%, 03/01/14 (m)	5,226
500	9.63%, 05/01/11	578
	Rural Cellular Corp.
750	8.25%, 03/15/12	788
4,000	9.88%, 02/01/10	4,200
1,000	FRN, 8.37%, 03/15/10	1,030
2,252	SBA Telecommunications, Inc.
	SUB, 0.00%, 12/15/11	2,044
1,650	UbiquiTel Operating Co.
	9.88%, 03/01/11	1,831
800	U.S. Unwired, Inc.
	Series B, FRN, 8.12%, 06/15/10	827

		38,287

Telecommunications — Wireline — 5.3%
3,213	Alaska Communications Systems Holdings, Inc.
	9.88%, 08/15/11	3,510
3,148	AT&T Corp.
	9.05%, 11/15/11 (m)	3,545
2,750	Cincinnati Bell, Inc.
	7.00%, 02/15/15	2,654
	Citizens Communications Co.
2,150	6.25%, 01/15/13	2,064
4,800	9.25%, 05/15/11 (m)	5,268
3,350	Convergent Communications, Inc.
	13.00%, 04/01/08 (d)	-h
	Hawaiian Telcom Communications, Inc.
2,000	9.75%, 05/01/13 (e)	2,040
4,000	FRN, 8.91%, 05/01/13 (e)	4,040
	MCI, Inc.
2,588	6.91%, 05/01/07 (m)	2,608
3,588	7.69%, 05/01/09 (m)	3,723
2,218	8.73%, 05/01/14 (m)	2,474
7,618	Qwest Communications International, Inc.
	FRN, 7.29%, 02/15/09 (m)	7,523
7,000	Qwest Corp.
	7.88%, 09/01/11	7,297
	Qwest Services Corp.
2,000	13.50%, 12/15/10	2,290
1,000	14.00%, 12/15/14	1,213
	Time Warner Telecom Holdings, Inc.
2,750	9.25%, 02/15/14	2,784
5,000	FRN, 7.79%, 02/15/11	5,100
1,825	Time Warner Telecom LLC
	9.75%, 07/15/08	1,848

		59,981

Textile — 1.2%
2,000	Avondale Mills, Inc.
	10.25%, 07/01/13	1,680
3,000	Broder Brothers Co.
	Series B, 11.25%, 10/15/10	2,970
	Levi Strauss & Co.

Principal Amount	Security Description	Value

5,000	12.25%, 12/15/12 (m)	5,525
1,200	FRN, 8.25%, 04/01/12	1,197
2,500	Rafaella Apparel Group, Inc.
	11.25%, 06/15/11 (e)	2,438

		13,810

Tobacco — 0.5%
4,000	Alliance One International, Inc.
	11.00%, 05/15/12 (e)	3,790
1,300	North Atlantic Trading Co.
	9.25%, 03/01/12	975
1,275	RJ Reynolds Tobacco Holdings, Inc.
	6.50%, 07/15/10 (e)	1,272

		6,037

Transportation Services — 0.8%
1,100	American Commercial Lines
	9.50%, 02/15/15	1,188
3,250	CP Ships Ltd. (United Kingdom)
	10.38%, 07/15/12	3,689
1,000	Horizon Lines LLC
	9.00%, 11/01/12	1,071
2,000	OMI Group, Inc.
	7.63%, 12/01/13	2,070
550	Stena AB (Sweden)
	7.50%, 11/01/13	535
1,000	Ultrapetrol Bahamas Ltd. (Bahamas)
	9.00%, 11/24/14	921

		9,474

	Total Corporate Bonds
	(Cost $1,007,014)	1,008,222

Bank Loans — 4.9%
499	CCM Merger, Inc., Term Loan B
	VAR, 5.96%, 07/21/12	503
	Celanese AG (Germany)
1305	VAR, 6.31%, 04/30/11 (e)	1324
6,509	Charter Communications, Tranche B, Loan
	VAR, 6.93%, 04/27/11	6,542
2,500	Chiquita Brands International, Inc.
	VAR, 6.34%, 06/28/12 (e)	2,547
379	Continental Airlines Loan
	VAR, 5.56%, 12/31/06	341
5,000	Dresser Industries, Inc.
	VAR, 6.91%, 02/28/10	5,104
1,485	Dynegy Holdings, Inc.
	VAR, 7.84%, 05/28/10	1,489
1,000	Graham Packaging Co., Inc.
	VAR, 8.25%, 04/07/12	1,017
1,000	Lionbridge Technologies, Inc.
	VAR, 7.37%, 09/01/11	1,009
5,000	MetroPCS, Inc.
	VAR, 8.25%, 05/31/11	5,162

Principal Amount	Security Description	Value

3,000	Northwest Airlines
	Series B, 10.25%, 10/01/10	3,037
4,000	Oglebay Norton Co. Term Loan B
	VAR, 10.86%, 01/31/10	4,100
4,250	Penn National Term Loan
	VAR, 5.13%, 05/26/12	4,298
	Polymer Group, Inc.
2,793	VAR, 7.25%, 04/29/10	2,835
6,000	VAR, 10.25%, 04/29/11	6,120
1,990	Primus Telecommunications Group
	VAR, 10.67%, 02/18/11	1,851
615	Psychiatric Solutions, Inc.
	VAR, 5.73%, 07/01/12	622
1,000	Spanish Broadcasting System, Second Lien
	VAR, 7.51%, 05/03/13	1,013
2,384	SteriGenics International
	VAR, 6.87%, 06/14/11	2,417
1,000	Tom’s Foods, Inc.
	VAR, 10.50%, 12/31/05 (i)	1,000
3,061	Westpoint Stevens, Inc.
	0.00%, 12/31/04 (d)	2,296

	Total Loan Participations
	(Cost $54,679)	54,627

Convertible Bonds — 0.9%
Electric — 0.2%
2,300	Mirant Corp.
	5.75%, 07/15/07 (d)	2,588

Packaging — 0.0% (g)
291	Indesco International, Inc.

	10.00%, 03/15/08 (i)	232

Technology — 0.7%
8,040	Nortel Networks Corp. (Canada)
	4.25%, 09/01/08 (m)	7,568

	Total Convertible Bonds
	(Cost $10,079)	10,388

Shares

Common Stocks — 1.1%
Chemicals — 0.1%
49	Polymer Group, Inc., Class A (a)	1,252

Construction Machinery — 0.1%
112	NES Rentals Holdings, Inc. (a)	1,235
4	Simonds Industries, Inc. (a) (i)	126

		1,361

Environmental — 0.1%
30	Kaiser Group Holdings, Inc. (a)	1,162

Health Care — 0.0% (g)
-h	Magellan Health Services, Inc. (a)	16

Media Cable — 0.4%
170	Telewest Global, Inc. (a)	3,911

Principal Amount	Security Description	Value

Media Non-Cable— 0.1%
9	Cebridge Connections Holdings LLC, Series A (a) (i)	778

Metals — 0.1%
270	ACP Holding Co.	532
62	Oglebay Norton Co. (a)	775

		1,307

Packaging — 0.0% (g)
9	ContinentalAFA Dispensing Co. (a) (i)	5

Retailers — 0.0% (g)
19	Mattress Discounters Corp. (a)	20

Telecommunications — Wireless — 0.2%
8	Convergent Communications, Inc. (a)	-h
193	Dobson Communications Corp. (a)	1,483
19	iPCS, Inc. (a)	789
2	Viatel, Inc. (a)	1

		2,273

	Total Common Stocks
	(Cost $15,266)	12,085

Preferred Stocks — 0.7%
Automotive — 0.0% (g)
-h	HLI Operating Co., Inc., 8.00%	7

Environmental — 0.0% (g)
7	Kaiser Group Holdings, Inc., 7.00%	376

Media Non-Cable — 0.2%
-h	Cebridge Connections Holdings LLC	653
9	Spanish Broadcasting System, 10.75% (a)	962

		1,615

Metals — 0.5%
380	Oglebay Norton Co., 14.80%	5,702

Telecommunications — Wireless — 0.0% (g)
3	Dobson Communications Corp., 6.00% (e)	579

	Total Preferred Stocks
	(Cost $6,030)	8,279

No. of Warrants

Warrants — 0.0% (g)
Media Non-Cable — 0.0% (g)
-h	UIH Australia/Pacific, Inc.
	05/15/06 (a)	-h

Metals — 0.0% (g)
243	ACP Holding Co.
	11/30/13 (a) (e)	480

Telecommunications — Wireline — 0.0% (g)
	AboveNet, Inc.
1	09/08/08 (a) (i)	7
2	09/08/10 (a) (i)	1

	Total Warrants	8

	(Cost $970)	488

	Total Long Term Investments
	(Cost $1,094,038)	1,094,089

Principal Amount	Security Description	Value

Shares

Short-Term Investment — 3.7%
Investment Company — 3.7%
41,857	JPMorgan Liquid Assets Money Market Fund (b)	41,857

	(Cost $41,857)
Principal Amount

Investments of Cash Collateral for Securities Loaned — 22.5%
Certificates of Deposit — 0.7%
$4,997	Bank of New York
	3.74%, 11/02/05	4,997
2,500	Deutsche Bank N.Y.
	4.10%, 10/03/05	2,500

		7,497

Commercial Paper — 1.8%
10,670	Corporate Receivables Corp.
	3.79%, 10/25/05	10,669
9,905	PB Finance Delaware
	3.77%, 11/16/05	9,905

		20,574

Corporate Notes — 7.5%
10,000	American Express Credit Corp.
	FRN, 3.85%, 10/26/05	10,000
7,499	CC USA, Inc.
	FRN, 4.10%, 10/03/05	7,499
13,000	Greenwich Capital Financial Products, Inc.
	FRN, 4.24%, 10/03/05	13,000
1,250	K2 (USA) LLC
	FRN, 3.99%, 10/03/05	1,250
10,000	Lehman Holdings
	FRN, 4.02%, 10/03/05	10,000
10,000	Morgan Stanley
	FRN, 4.12%, 10/03/05	10,000
15,000	Northern Rock plc
	FRN, 3.81%, 10/13/05	15,000
10,000	Wachovia Bank N.A.
	FRN, 3.80%, 10/03/05	10,000
10,000	World Savings Bank FSB
	FRN, 3.86%, 10/20/05	10,000

		86,749

Repurchase Agreements — 12.5%
50,000	Bank of America Securities LLC, 3.95%, dated 09/30/05,
	due 10/03/05, repurchase price $50,016, collateralized by
	U.S. Government Agency Mortgages.	50,000
5,000	Lehman Brothers, Inc., 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $5,002, collateralized by U.S.
	Government Agency Securities.	5,000

Principal Amount	Security Description	Value

5,000	Merrill Lynch & Co., Inc., 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $5,002, collateralized by
	U.S. Government Agency Securities.	5,000
40,000	Merrill Lynch & Co., Inc., 4.02%, dated 09/30/05, due
	10/03/05, repurchase price $40,013, collateralized by
	Investment Grade Corporate Notes and Bonds.	40,000
25,000	Morgan Stanley, 3.90%, dated 09/30/05, due 10/03/05,
	repurchase price $25,008, collateralized by U.S.
	Government Agency Mortgages.	25,000
14,154	Morgan Stanley, 3.90%, dated 09/30/05, due 10/03/05,
	repurchase price $14,159, collateralized by U.S.
	Government Agency Mortgages.	14,154
3,000	Morgan Stanley, 4.02%, dated 09/30/05, due 10/03/05,
	repurchase price $3,001, collateralized by Investment
	Grade Corporate Notes and Bonds.	3,000

		142,154

	Total Investments of Cash Collateral for Securities Loaned
	(Cost $256,974)	256,974

Total Investments — 122.2%
(Cost $1,392,869)		$1,392,920
Liabilities in Excess of Other Assets — (22.2)%		(253,403)

Net Assets — 100.0%		$1,139,517

Percentages indicated are based on net assets.
Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.
SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.
VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,870
Aggregate gross unrealized depreciation	(41,828)

Net unrealized appreciation/depreciation	$42

Federal income tax cost of investments	$1,392,869

JPMorgan Core Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 91.2%
Asset Backed Securities — 4.5%
	American Express Credit Account Master Trust
$3,500	Series 2001-6, Class B, FRN, 4.12%, 12/15/08	$3,503
1,904	Series 2004-3, Class A, 4.35%, 12/15/11	1,889
	AmeriCredit Automobile Receivables Trust
886	Series 2001-C, Class A4, 5.01%, 07/14/08	888
1,921	Series 2001-D, Class A4, 4.41%, 11/12/08	1,922
1,088	Series 2002-A, Class A4, 4.61%, 01/12/09	1,090
1,056	Series 2002-D, Class A4, 3.40%, 04/13/09	1,048
560	Series 2003-BX, Class A4A , 2.72%, 01/06/10	552
630	Series 2003-CF, Class A3, 2.75%, 10/06/07	629
1,985	Series 2003-CF, Class A4, 3.48%, 05/06/10	1,963
2,389	Series 2003-DM, Class A3B, FRN, 3.90%, 12/06/07	2,389
2,400	Series 2003-DM, Class A4, 2.84%, 08/06/10	2,357
1,010	Series 2004-DF, Class A3, 2.98%, 07/06/09	991
3,710	Capital Auto Receivables Asset Trust Series 2003-2, Class A4A , 1.96%, 01/15/09	3,635
	Capital One Auto Finance Trust
1,340	Series 2003-B, Class A4, 3.18%, 09/15/10	1,316
3,450	Series 2004-A, Class A4, FRN, 3.87%, 03/15/11	3,454
1,344	Capital One Master Trust Series 2001-5, Class A, 5.30%, 06/15/09	1,353
6,355	Capital One Multi-Asset Execution Trust Series 2003-A4, Class A4, 3.65%, 07/15/11	6,196
	Citibank Credit Card Issuance Trust
11,250	Series 2000-A3, Class A3, 6.88%, 11/16/09	11,785
4,892	Series 2002-C2, Class C2, 6.95%, 02/18/14	5,359
3,300	Series 2005-B1, Class B1, 4.40%, 09/15/10	3,270
2,236	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, FRN, 4.21%, 12/25/33	2,241
2,333	CNH Equipment Trust Series 2003-B, Class A4B, 3.38%, 02/15/11	2,287
1,552	Conseco Finance Series 2001-B, Class 1M1, 7.27%, 04/15/09	1,575
	Countrywide Asset-Backed Certificates
692	Series 2003-5, Class AF3, 3.61%, 04/25/30	690
2,070	Series 2003-5, Class MF1, 5.41%, 01/25/34	2,068
959	Series 2004-1, Class 3A, FRN, 4.11%, 04/25/34	960
1,290	Series 2004-1, Class M1, 4.33%, 03/25/34	1,296
1,060	Series 2004-1, Class M2, FRN, 4.38%, 03/25/34	1,063
19,642	Series 2004-AB2, Class A2, FRN, 4.10%, 10/25/33	19,676
1,205	Daimler Chrysler Auto Trust Series 2003-A, Class A4, 2.88%, 10/08/09	1,189
773	Ford Credit Auto Owner Trust Series 2004-A, Class A3, 2.93%, 03/15/08	764
1,457	GE Capital Mortgage Services, Inc. Series 1999-HE, Class M, 6.71%, 04/25/29	1,468
632	Green Tree Financial Corp. Series 1995-4, Class A6, 7.30%, 06/15/25	646
7,165	Honda Auto Receivables Owner Trust Series 2003-1 A4, 2.48%, 07/18/08	7,086
	Household Automotive Trust
1,291	Series 2001-3, Class A4, 4.37%, 12/17/08	1,290

See Notes to Financial Statements.	Page 1

Principal Amount	Security Description

910	Series 2005-1, Class A4, 4.35%, 06/18/12	900
	Long Beach Mortgage Loan Trust
1,218	Series 2003-3, Class A, FRN, 4.15%, 07/25/33	1,219
2,249	Series 2004-1, Class A3, FRN, 4.13%, 02/25/34	2,251
1,235	Series 2004-3, Class A3, FRN, 4.09%, 07/25/34	1,235
1,500	Series 2004-3, Class M1, FRN, 4.40%, 07/25/34	1,513
1,655	M&I Auto Loan Trust Series 2003-1, Class A4, 2.97%, 04/20/09	1,618
	MBNA Credit Card Master Note Trust
9,980	Series 2001-A1, Class A1 , 5.75%, 10/15/08	10,064
3,000	Series 2001-C2, Class C2, FRN, 4.92%, 12/15/13 (e)	3,068
3,083	Series 2002-C1, Class C1, 6.80%, 07/15/14	3,359
3,000	Series 2003-A1, Class A1, 3.30%, 07/15/10	2,919
1,288	Series 2003-C1, Class C1, FRN, 5.47%, 06/15/12	1,362
	MBNA Master Credit Card Trust USA
2,240	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	2,485
1,960	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	2,066
2,775	Morgan Stanley Auto Loan Trust Series 2003-HB1, Class A2, 2.17%, 04/15/11	2,716
	Onyx Acceptance Grantor Trust
985	Series 2002-C, Class A4, 4.07%, 04/15/09	984
749	Series 2002-D, Class A4, 3.10%, 07/15/09	746
2,670	Series 2003-C, Class A4, 2.66%, 05/17/10	2,613
495	Series 2004-B, Class A3, 3.09%, 09/15/08	492
785	Option One Mortgage Loan Trust Series 2003-1, Class A2, FRN, 4.25%, 02/25/33	788
698	Residential Asset Mortgage Products, Inc. Series 2001-RS3, Class AI4, SUB, 6.29%, 10/25/31	697
	Residential Asset Securities Corp.
588	Series 2002-KS4, Class A2B, FRN, 4.08%, 07/25/32	589
1,187	Series 2003-KS5, Class A2B, FRN, 4.12%, 07/25/33	1,189
1,439	Series 2003-KS9, Class A2B, FRN, 4.15%, 11/25/33	1,442
5,605	SLM Student Loan Trust Series 2003-11, Class A5, 2.99%, 12/15/22 (e)	5,498
2,575	Textron Financial Corp. Receivables Trust Series 2000-C, Class A3, 6.61%, 02/15/15 (e)	2,595
2,215	Triad Auto Receivables Owner Trust Series 2003-B, Class A4, 3.20%, 12/13/10	2,171
	Volkswagen Auto Loan Enhanced Trust
1,927	Series 2003-1, Class A3, 1.49%, 05/21/07	1,913
2,615	Series 2003-2, Class A4, 2.94%, 03/22/10	2,555
	Wachovia Asset Securitization, Inc.
1,690	Series 2002-HE2, Class A, FRN, 4.26%, 12/25/32	1,698
4,054	Series 2003-HE3, Class A, FRN, 4.08%, 11/25/33	4,056
	WFS Financial Owner Trust
1,264	Series 2002-1, Class A4A, 4.87%, 09/20/09	1,266
1,895	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	1,897
1,430	Series 2002-3, Class A4, 3.50%, 02/20/10	1,421
1,820	Series 2002-4, Class A4A, 3.11%, 08/20/10	1,797
56	Series 2003-1, Class A3, 2.03%, 08/20/07	56
1,232	Series 2003-2, Class A4, 2.41%, 12/20/10	1,211
3,759	Series 2003-4, Class A4, 3.15%, 05/20/11	3,689
767	Series 2004-1, Class A3, 2.19%, 06/20/08	761
560	Series 2004-2, Class A3, 2.85%, 09/22/08	555

	Total Asset Backed Securities (Cost $178,799)	179,342

See Notes to Financial Statements.	Page 2

Principal Amount		Security Description
Total Asset Backed Securities (Cost $178,799) 179,342
Collateralized Mortgage Obligations — 41.5%
Agency CMO — 32.2%
22,000		Federal Home Loan Bank System 4.72%, 09/20/12	21,821
		Federal Home Loan Mortgage Corp.
2,000		4.50%, 12/15/15	1,969
2,150		4.50%, 08/15/17	2,099
238		Series 11, Class D, 9.50%, 07/15/19	238
73		Series 22, Class C, 9.50%, 04/15/20	73
107		Series 23, Class F, 9.60%, 04/15/20	107
2		Series 41, Class I, HB, 84.00%, 05/15/20	2
17		Series 47, Class F, 10.00%, 06/15/20	17
40		Series 99, Class Z, 9.50%, 01/15/21	40
2		Series 204, Class E, FRN, IO, HB, 1130.40%, 05/15/23	4
—	(h)	Series 1045, Class G, IO, HB, 1065.60%, 02/15/21	—	(h)
51		Series 1065, Class J, 9.00%, 04/15/21	51
—	(h)	Series 1072, Class A, IO, HB, 1008.50%, 05/15/06	—	(h)
17		Series 1079, Class S, IF, 21.04%, 05/15/21	17
97		Series 1084, Class F, FRN, 4.76%, 05/15/21	98
68		Series 1084, Class S, IF, HB, 28.07%, 05/15/21	70
—	(h)	Series 1098, Class M, IF, HB, 1008.00%, 06/15/06	—	(h)
85		Series 1116, Class I, 5.50%, 08/15/21	84
64		Series 1144, Class KB, 8.50%, 09/15/21	64
—	(h)	Series 1172, Class L, IO, HB, VAR, 1180.80%, 11/15/21	1
3		Series 1196, Class B, HB, 727.20%, 01/15/22	6
1,103		Series 1212, Class IZ, 8.00%, 02/15/22	1,104
145		Series 1250, Class J, 7.00%, 05/15/22	144
—	(h)	Series 1298, Class L, IO, HB, 981.87%, 06/15/07	—	(h)
175		Series 1343, Class LA, 8.00%, 08/15/22	180
221		Series 1343, Class LB, 7.50%, 08/15/22	225
427		Series 1370, Class JA, FRN, 4.96%, 09/15/22	431
378		Series 1455, Class WB, IF, 2.77%, 12/15/22	352
57		Series 1465, Class SA, IF, IO, 5.19%, 02/15/08	2
1,809		Series 1466, Class PZ, 7.50%, 02/15/23	1,878
31		Series 1470, Class F, FRN, 3.76%, 02/15/23	31
2,088		Series 1498, Class I, FRN, 4.96%, 04/15/23	2,116
2,566		Series 1502, Class PX, 7.00%, 04/15/23	2,644
340		Series 1505, Class Q, 7.00%, 05/15/23	351
40		Series 1506, Class F, FRN, 4.41%, 05/15/08	40
8		Series 1506, Class S, IF, 14.26%, 05/15/08	9
135		Series 1506, Class SD, IO, FRN, 4.69%, 05/15/08	4
2,799		Series 1512, Class J, 6.50%, 05/15/08	2,834
535		Series 1513, Class N, 6.50%, 05/15/08	541
834		Series 1518, Class G, IF, 5.39%, 05/15/23	826
294		Series 1541, Class M, IF, 16.65%, 07/15/23	347
800		Series 1541, Class O, FRN, 3.39%, 07/15/23	782
194		Series 1544, Class J, IF, 8.96%, 07/15/08	199
912		Series 1558, Class D, 6.50%, 07/15/23	928
214		Series 1561, Class TA, PO, 08/15/08	206
75		Series 1570, Class F, FRN, 4.26%, 08/15/23	75

See Notes to Financial Statements.	Page 3

Principal Amount	Security Description

2,640	Series 1573, Class PZ, 7.00%, 09/15/23	2,752
156	Series 1575, Class FB, FRN, 5.31%, 08/15/08	158
65	Series 1575, Class SB, IF, 8.06%, 08/15/08	67
1,547	Series 1591, Class PV, 6.25%, 10/15/23	1,584
249	Series 1595, Class D, 7.00%, 10/15/13	256
731	Series 1596, Class D, 6.50%, 10/15/13	751
39	Series 1602, Class SA, IF, 10.36%, 10/15/23	42
265	Series 1604, Class SA, IF, 10.76%, 11/15/08	274
435	Series 1606, Class SC, IF, 14.95%, 11/15/08	471
98	Series 1607, Class SA, IF, 14.92%, 10/15/13	112
4,200	Series 1608, Class L, 6.50%, 09/15/23	4,374
1,866	Series 1609, Class L, IF, 9.07%, 11/15/23	2,005
1,147	Series 1611, Class JA, FRN, 4.88%, 08/15/23	1,153
1,092	Series 1611, Class JB, IF, 9.06%, 08/15/23	1,088
472	Series 1612, Class SD, IF, 11.00%, 11/15/08	486
241	Series 1625, Class SD, IF, 8.50%, 12/15/08	253
2,800	Series 1642, Class PJ, 6.00%, 11/15/23	2,852
146	Series 1659, Class SB, IF, 8.50%, 01/15/09	151
30	Series 1671, Class QC, IF, 10.00%, 02/15/24	30
128	Series 1685, Class Z, 6.00%, 11/15/23	130
25	Series 1686, Class SH, FRN, 10.66%, 02/15/24	28
261	Series 1689, Class SD, IF, 9.87%, 10/15/23	269
560	Series 1695, Class EB, 7.00%, 03/15/24	589
506	Series 1698, Class SC, IF, 10.65%, 03/15/09	540
205	Series 1699, Class FC, FRN, 4.41%, 03/15/24	207
970	Series 1700, Class GA, PO, 02/15/24	892
1,401	Series 1706, Class K, 7.00%, 03/15/24	1,472
100	Series 1709, Class FA, FRN, 3.39%, 03/15/24	99
307	Series 1745, Class D, 7.50%, 08/15/24	310
2,616	Series 1798, Class F, 5.00%, 05/15/23	2,600
385	Series 1807, Class A, 6.00%, 11/15/08	390
49	Series 1807, Class G, 9.00%, 10/15/20	52
719	Series 1829, Class ZB, 6.50%, 03/15/26	740
102	Series 1844, Class E, 6.50%, 10/15/13	103
4,777	Series 1863, Class Z, 6.50%, 07/15/26	4,907
82	Series 1865, Class D, PO, 02/15/24	65
463	Series 1890, Class H, 7.50%, 09/15/26	489
1,156	Series 1899, Class ZE, 8.00%, 09/15/26	1,195
329	Series 1900, Class TA, PO, 08/15/08	318
71	Series 1935, Class FL, FRN, 4.51%, 02/15/27	72
1,067	Series 1963, Class Z, 7.50%, 01/15/27	1,100
277	Series 1967, Class PC, PO, 10/15/08	266
181	Series 1970, Class PG, 7.25%, 07/15/27	182
1,494	Series 1981, Class Z, 6.00%, 05/15/27	1,520
712	Series 1987, Class PE, 7.50%, 09/15/27	734
121	Series 2017, Class SE, IF, 14.19%, 12/15/08	129
1,462	Series 2019, Class Z, 6.50%, 12/15/27	1,506
1,245	Series 2025, Class PE, 6.30%, 01/15/13	1,273
538	Series 2033, Class SN, IF, IO, 19.05%, 03/15/24	139
1,463	Series 2038, Class PN, IO, 7.00%, 03/15/28	248

See Notes to Financial Statements.	Page 4

Principal Amount	Security Description

1,540	Series 2040, Class PE, 7.50%, 03/15/28	1,619
2,146	Series 2054, Class PV, 7.50%, 05/15/28	2,236
1,676	Series 2055, Class OE, 6.50%, 05/15/13	1,725
4,832	Series 2075, Class PH, 6.50%, 08/15/28	4,969
2,660	Series 2075, Class PM, 6.25%, 08/15/28	2,744
2,615	Series 2086, Class GB, 6.00%, 09/15/28	2,667
1,804	Series 2089, Class PJ, IO, 7.00%, 10/15/28	316
5,715	Series 2095, Class PE, 6.00%, 11/15/28	5,876
995	Series 2097, Class PV, 6.00%, 09/15/09	1,011
3,617	Series 2102, Class TC, 6.00%, 12/15/13	3,707
2,325	Series 2102, Class TU, 6.00%, 12/15/13	2,382
9,482	Series 2115, Class PE, 6.00%, 01/15/14	9,714
2,491	Series 2125, Class JZ, 6.00%, 02/15/29	2,543
955	Series 2130, Class QR, 6.00%, 02/15/28	960
506	Series 2132, Class SB, IF, 14.55%, 03/15/29	568
402	Series 2134, Class PI, IO, 6.50%, 03/15/19	67
258	Series 2135, Class UK, IO, 6.50%, 03/15/14	36
264	Series 2141, IO, 7.00%, 04/15/29	49
577	Series 2143, Class CD, 6.00%, 02/15/28	583
549	Series 2163, Class PC, IO, 7.50%, 06/15/29	105
2,240	Series 2169, Class TB, 7.00%, 06/15/29	2,372
1,400	Series 2172, Class QC, 7.00%, 07/15/29	1,482
1,753	Series 2176, Class OJ, 7.00%, 08/15/29	1,833
818	Series 2189, Class SA, IF, 10.25%, 02/15/28	872
1,718	Series 2201, Class C, 8.00%, 11/15/29	1,801
1,251	Series 2209, Class TC, 8.00%, 01/15/30	1,333
1,737	Series 2210, Class Z, 8.00%, 01/15/30	1,838
408	Series 2224, Class CB, 8.00%, 03/15/30	424
1,450	Series 2230, Class Z, 8.00%, 04/15/30	1,505
1,209	Series 2234, Class PZ, 7.50%, 05/15/30	1,236
1,091	Series 2247, Class Z, 7.50%, 08/15/30	1,109
1,476	Series 2256, Class MC, 7.25%, 09/15/30	1,518
2,858	Series 2259, Class ZM, 7.00%, 10/15/30	2,971
188	Series 2261, Class ZY, 7.50%, 10/15/30	193
359	Series 2262, Class Z, 7.50%, 10/15/30	366
2,803	Series 2271, Class PC, 7.25%, 12/15/30	2,903
2,184	Series 2283, Class K, 6.50%, 12/15/23	2,310
877	Series 2295, Class VB, 6.50%, 07/15/16	880
1,846	Series 2296, Class PD, 7.00%, 03/15/31	1,920
128	Series 2299, Class G, 7.00%, 05/15/14	128
406	Series 2304, Class VB, 6.50%, 07/15/16	408
473	Series 2306, Class K, PO, 05/15/24	414
1,116	Series 2306, Class SE, IF, IO, 6.36%, 05/15/24	167
1,680	Series 2313, Class LA, 6.50%, 05/15/31	1,733
684	Series 2317, Class VG, 6.50%, 04/15/31	687
1,304	Series 2323, Class VO, 6.00%, 10/15/22	1,324
2,968	Series 2325, Class PM, 7.00%, 06/15/31	3,153
1,680	Series 2335, Class VH, 7.00%, 05/15/14	1,716
119	Series 2342, Class PW, 6.50%, 08/15/17	119
9,416	Series 2344, Class QG, 6.00%, 08/15/16	9,657

See Notes to Financial Statements.	Page 5

Principal Amount	Security Description

15,325	Series 2344, Class ZD, 6.50%, 08/15/31	15,992
1,688	Series 2344, Class ZJ, 6.50%, 08/15/31	1,740
1,914	Series 2345, Class NE, 6.50%, 08/15/31	1,968
2,950	Series 2345, Class PQ, 6.50%, 08/15/16	3,051
801	Series 2345, Class PV, 6.50%, 01/15/24	807
1,376	Series 2349, Class NW, 6.50%, 10/15/16	1,386
1,022	Series 2351, Class PZ, 6.50%, 08/15/31	1,076
976	Series 2353, Class PC, 6.50%, 09/15/15	977
3,353	Series 2353, Class TD, 6.00%, 09/15/16	3,453
2,982	Series 2355, Class BP, 6.00%, 09/15/16	3,059
363	Series 2357, Class VX, 6.50%, 12/15/17	364
1,120	Series 2359, Class PM, 6.00%, 09/15/16	1,151
1,644	Series 2359, Class ZB, 8.50%, 06/15/31	1,868
5,673	Series 2360, Class PG, 6.00%, 09/15/16	5,808
4,226	Series 2362, Class PD, 6.50%, 06/15/20	4,303
1,241	Series 2362, Class PJ, 6.50%, 10/15/28	1,256
1,279	Series 2363, Class PF, 6.00%, 09/15/16	1,310
2,332	Series 2366, Class MD, 6.00%, 10/15/16	2,392
2,352	Series 2367, Class ME, 6.50%, 10/15/31	2,461
443	Series 2367, Class VD, 6.00%, 01/15/19	443
2,130	Series 2371, Class VB, 6.00%, 08/15/15	2,158
1,281	Series 2374, Class PV, 5.50%, 12/15/14	1,289
253	Series 2382, Class TL, IO, 6.50%, 02/15/31	11
1,232	Series 2391, Class QE, 5.50%, 05/15/15	1,239
7,561	Series 2391, Class QR, 5.50%, 12/15/16	7,704
1,317	Series 2391, Class VQ, 6.00%, 10/15/12	1,350
2,800	Series 2392, Class PV, 6.00%, 12/15/20	2,850
2,906	Series 2394, Class MC, 6.00%, 12/15/16	2,982
2,800	Series 2399, Class OH, 6.50%, 01/15/32	2,913
4,480	Series 2399, Class TH, 6.50%, 01/15/32	4,654
5,601	Series 2410, Class NG, 6.50%, 02/15/32	5,817
1,999	Series 2410, Class OE, 6.38%, 02/15/32	2,050
4,060	Series 2410, Class QS, IF, 9.70%, 02/15/32	3,973
1,666	Series 2410, Class QX, IF, IO, 4.88%, 02/15/32	128
798	Series 2412, Class SE, IF, 8.43%, 02/15/09	811
2,030	Series 2412, Class SP, IF, 8.56%, 02/15/32	1,856
760	Series 2419, Class V, 6.50%, 12/15/12	763
5,270	Series 2420, Class XK, 6.50%, 02/15/32	5,491
3,581	Series 2423, Class MC, 7.00%, 03/15/32	3,714
3,722	Series 2423, Class MT, 7.00%, 03/15/32	3,860
2,661	Series 2425, Class OB, 6.00%, 03/15/17	2,732
3,360	Series 2430, Class WF, 6.50%, 03/15/32	3,521
3,920	Series 2434, Class TC, 7.00%, 04/15/32	4,100
840	Series 2435, Class CJ, 6.50%, 04/15/32	887
2,800	Series 2435, Class VH, 6.00%, 07/15/19	2,894
4,569	Series 2436, Class MC, 7.00%, 04/15/32	4,760
3,338	Series 2444, Class ES, IF, IO, 4.18%, 03/15/32	289
1,787	Series 2450, Class GZ, 7.00%, 05/15/32	1,875
2,671	Series 2450, Class SW, IF, IO, 4.23%, 03/15/32	251
1,680	Series 2454, Class BG, 6.50%, 08/15/31	1,710

See Notes to Financial Statements.	Page 6

Principal Amount	Security Description

5,636	Series 2455, Class GK, 6.50%, 05/15/32	5,890
1,400	Series 2458, Class QE, 5.50%, 06/15/17	1,430
3,401	Series 2460, Class VZ, 6.00%, 11/15/29	3,476
2,686	Series 2461, Class VB, 6.50%, 04/15/18	2,730
3,920	Series 2462, Class JG, 6.50%, 06/15/32	4,083
2,856	Series 2466, Class PG, 6.50%, 04/15/32	2,980
1,400	Series 2466, Class PH, 6.50%, 06/15/32	1,480
2,800	Series 2474, Class NR, 6.50%, 07/15/32	2,929
1,194	Series 2480, Class PV, 6.00%, 07/15/11	1,227
2,475	Series 2484, Class LZ, 6.50%, 07/15/32	2,608
1,598	Series 2488, Class WS, IF, 8.43%, 08/15/17	1,605
97	Series 2496, Class LD, 8.50%, 11/15/15	98
3,060	Series 2498, Class UD, 5.50%, 06/15/16	3,095
3,080	Series 2500, Class GD, 5.50%, 12/15/15	3,103
3,360	Series 2500, Class MC, 6.00%, 09/15/32	3,457
2,800	Series 2500, Class TD, 5.50%, 02/15/16	2,826
1,680	Series 2512, Class PG, 5.50%, 10/15/22	1,729
1,196	Series 2513, Class VA, 6.00%, 08/15/13	1,200
4,785	Series 2513, Class YO, PO, 02/15/32	4,215
5,601	Series 2515, Class DE, 4.00%, 03/15/32	5,237
2,646	Series 2518, Class PX, 5.50%, 09/15/13	2,695
887	Series 2519, Class BT, 8.50%, 09/15/31	945
1,122	Series 2521, Class PU, 5.50%, 05/15/10	1,139
3,559	Series 2527, Class VU, 5.50%, 10/15/13	3,611
2,520	Series 2535, Class BK, 5.50%, 12/15/22	2,574
3,360	Series 2537, Class TE, 5.50%, 12/15/17	3,444
1,680	Series 2541, Class GX, 5.50%, 02/15/17	1,704
2,800	Series 2543, Class YX, 6.00%, 12/15/32	2,885
3,640	Series 2544, Class HC, 6.00%, 12/15/32	3,646
3,763	Series 2552, Class ME, 6.00%, 01/15/33	3,622
3,360	Series 2565, Class MB, 6.00%, 05/15/30	3,447
1,904	Series 2567, Class QD, 6.00%, 02/15/33	1,956
1,124	Series 2571, Class SK, IF, 18.25%, 09/15/23	1,382
5,601	Series 2575, Class ME, 6.00%, 02/15/33	5,766
1,416	Series 2586, Class HD, 5.50%, 03/15/23	1,461
4,425	Series 2586, Class WI, IO, 6.50%, 03/15/33	947
2,787	Series 2594, Class VA, 6.00%, 03/15/14	2,852
6,033	Series 2594, Class VP, 6.00%, 02/15/14	6,164
5,265	Series 2594, Class VQ, 6.00%, 08/15/20	5,408
1,420	Series 2595, Class HC, 5.50%, 04/15/23	1,446
2,051	Series 2596, Class QG, 6.00%, 03/15/33	2,054
11,876	Series 2597, Class DS, IF, IO, 3.78%, 02/15/33	790
16,286	Series 2599, Class DS, IF, IO, 3.23%, 02/15/33	954
19,013	Series 2610, Class DS, IF, IO, 3.33%, 03/15/33	1,176
19,084	Series 2611, Class SH, IF, IO, 3.88%, 10/15/21	1,563
1,680	Series 2611, Class UH, 4.50%, 05/15/18	1,618
2,240	Series 2617, Class GR, 4.50%, 05/15/18	2,163
688	Series 2619, Class HR, 3.50%, 11/15/31	655
2,906	Series 2619, Class IM, IO, 5.00%, 10/15/21	435
1,049	Series 2624, Class IU, IO, 5.00%, 06/15/33	253

See Notes to Financial Statements.	Page 7

Principal Amount	Security Description

17,788	Series 2626, Class NS, IF, IO, 2.78%, 06/15/23	1,145
4,000	Series 2630, Class KN, 2.50%, 04/15/13	3,864
3,360	Series 2631, Class LC, 4.50%, 06/15/18	3,247
1,021	Series 2633, Class EO, PO, 08/15/33	690
18,330	Series 2636, Class Z, 4.50%, 06/15/18	17,474
5,454	Series 2637, Class SA, IF, IO, 2.33%, 06/15/18	239
920	Series 2638, Class DS, IF, 4.83%, 07/15/23	803
867	Series 2638, Class IA, IO, 5.00%, 02/15/15	14
7,396	Series 2638, Class SA, IF, IO, 3.33%, 11/15/16	488
1,232	Series 2640, Class UG, IO, 5.00%, 01/15/32	354
2,022	Series 2640, Class UR, IO, 4.50%, 08/15/17	246
1,728	Series 2643, Class HI, IO, 4.50%, 12/15/16	205
5,817	Series 2643, Class KG, 4.00%, 05/15/18	5,795
16,864	Series 2651, Class VZ, 4.50%, 07/15/18	16,063
3,211	Series 2656, Class SH, IF, 10.30%, 02/15/25	3,451
4,292	Series 2668, Class SB, IF, 3.85%, 10/15/15	4,159
2,800	Series 2672, Class ME, 5.00%, 11/15/22	2,790
966	Series 2672, Class SJ, IF, 3.81%, 09/15/16	886
8,401	Series 2675, Class CK, 4.00%, 09/15/18	7,836
3,915	Series 2682, Class YS, IF, 3.46%, 10/15/33	2,824
707	Series 2683, Class VA, 5.50%, 02/15/21	719
4,480	Series 2684, Class TO, PO, 10/15/33	2,599
2,240	Series 2686, Class GB, 5.00%, 05/15/20	2,243
7,435	Series 2686, Class NS, IF, IO, 3.83%, 10/15/21	594
2,908	Series 2691, Class WS, IF, 3.35%, 10/15/33	2,040
1,000	Series 2695, Class DE, 4.00%, 01/15/17	956
953	Series 2696, Class CO, PO, 10/15/18	628
1,791	Series 2702, Class PC, 5.00%, 01/15/23	1,783
1,941	Series 2705, Class SC, IF, 3.35%, 11/15/33	1,385
3,668	Series 2705, Class SD, IF, 6.11%, 11/15/33	3,018
2,240	Series 2715, Class OG, 5.00%, 01/15/23	2,223
4,480	Series 2716, Class UN, 4.50%, 12/15/23	4,234
2,240	Series 2720, Class PC, 5.00%, 12/15/23	2,226
7,494	Series 2721, Class PI, IO, 5.00%, 05/15/16	605
11,481	Series 2727, Class BS, IF, 3.42%, 01/15/34	7,593
523	Series 2727, PO, 01/15/34	340
676	Series 2733, Class GF, FRN, 0.00%, 09/15/33	667
1,735	Series 2739, Class S, IF, 4.46%, 01/15/34	1,487
2,114	Series 2744, Class FE, FRN, 0.00%, 02/15/34	1,644
1,120	Series 2744, Class PC, 5.50%, 01/15/31	1,141
2,535	Series 2744, Class PE, 5.50%, 02/15/34	2,601
4,827	Series 2744, Class TU, 5.50%, 05/15/32	4,858
5,631	Series 2749, Class PK, IO, 5.00%, 09/15/22	409
1,328	Series 2753, Class S, IF, 4.46%, 02/15/34	1,004
5,830	Series 2755, Class SA, IF, 6.66%, 05/15/30	5,771
2,000	Series 2764, Class UC, 5.00%, 05/15/27	2,004
2,013	Series 2766, Class SX, IF, 5.42%, 03/15/34	1,659
1,298	Series 2769, PO, 03/15/34	785
728	Series 2771, Class FG, FRN, 0.00%, 03/15/34	551
5,915	Series 2776, Class SK, IF, 3.42%, 04/15/34	4,423

See Notes to Financial Statements.	Page 8

Principal Amount		Security Description

1,491		Series 2778, Class BS, IF, 6.33%, 04/15/34	1,314
1,408		Series 2780, Class JG, 4.50%, 04/15/19	1,363
467		Series 2827, Class SQ, IF, 7.50%, 01/15/19	481
616		Series 2841, Class GO, PO, 08/15/34	467
3,360		Series 2846, PO, 08/15/34	2,623
993		Series 2849, PO, 08/15/34	759
6,500		Series 2872, Class JD, 4.50%, 01/15/16	6,415
1,062		Series 2888, Class SL, IF, 4.86%, 11/15/34	1,010
1,393		Series 2925, Class ZM, 5.00%, 01/15/35	1,380
126		Series 2929, Class ZM, 5.00%, 06/15/33	126
23		Federal Home Loan Mortgage Corp. STRIPS Series 134, Class B, IO, 9.00%, 04/01/22	5
		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
2,930		Series T-41, Class 3A, 7.50%, 07/25/32	3,080
1,877		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,954
8,878		Series T-54, Class 2A, 6.50%, 02/25/43	9,120
3,102		Series T-54, Class 3A, 7.00%, 02/25/43	3,252
1,222		Series T-58, Class A, PO, 09/25/43	1,048
		Federal Home Loan Mortgage Corp.- Government National Mortgage Association
675		Series 29, Class J, 7.00%, 09/25/23	680
3,975		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	25
1,762		Series 8, Class ZA, 7.00%, 03/25/23	1,821
		Federal National Mortgage Association
27		Series 1988-7, Class Z, 9.25%, 04/25/18	28
117		Series 1989-70, Class G, 8.00%, 10/25/19	123
42		Series 1989-78, Class H, 9.40%, 11/25/19	46
84		Series 1989-83, Class H, 8.50%, 11/25/19	89
82		Series 1989-89, Class H, 9.00%, 11/25/19	88
58		Series 1990-1, Class D, 8.80%, 01/25/20	63
101		Series 1990-102, Class J, 6.50%, 08/25/20	104
191		Series 1990-120, Class H, 9.00%, 10/25/20	201
18		Series 1990-134, Class SC, IF, 15.83%, 11/25/20	23
1		Series 1990-140, Class K, IO, HB, 652.15%, 12/25/20	12
16		Series 1990-60, Class K, 5.50%, 06/25/20	16
25		Series 1990-63, Class H, 9.50%, 06/25/20	26
31		Series 1990-93, Class G, 5.50%, 08/25/20	31
1		Series 1990-94, Class H, HB, 504.00%, 08/25/20	8
—	(h)	Series 1990-95, Class J, IO, HB, 1118.04%, 08/25/20	11
—	(h)	Series 1991-4, Class N, IO, HB, 758.75%, 01/25/06	—	(h)
—	(h)	Series 1991-7, Class K, IO, HB, 910.80%, 02/25/21	3
93		Series 1991-24, Class Z, 5.00%, 03/25/21	92
—	(h)	Series 1991-33, Class J, IO, HB, 1008.00%, 04/25/06	—	(h)
104		Series 1992-38, Class Z, 7.50%, 02/25/22	106
17		Series 1992-101, Class J, 7.50%, 06/25/22	17
450		Series 1992-136, Class PK, 6.00%, 08/25/22	459
346		Series 1992-143, Class MA, 5.50%, 09/25/22	350
115		Series 1992-152, Class N, IO, 8.00%, 08/25/07	6
928		Series 1992-156, Class K, 7.50%, 09/25/07	946
781		Series 1992-163, Class M, 7.75%, 09/25/22	822
1,361		Series 1992-188, Class PZ, 7.50%, 10/25/22	1,428

See Notes to Financial Statements.	Page 9

Principal Amount	Security Description

12	Series 1992-201, Class SB, IF, 14.57%, 10/25/22	12
216	Series 1993-8, Class H, 7.00%, 01/25/08	220
594	Series 1993-21, Class KA, 7.70%, 03/25/23	625
828	Series 1993-25, Class J, 7.50%, 03/25/23	867
234	Series 1993-27, Class SA, IF,15.50%, 02/25/23	300
632	Series 1993-55, Class K, 6.50%, 05/25/08	643
273	Series 1993-59, Class FA, FRN, 4.59%, 05/25/08	274
372	Series 1993-62, Class SA, IF, 14.10%, 04/25/23	437
77	Series 1993-72, Class F, FRN, 3.66%, 05/25/08	76
41	Series 1993-107, Class F, FRN, 3.61%, 06/25/08	41
556	Series 1993-164, Class SC, IF, 12.55%, 09/25/08	584
172	Series 1993-165, Class SD, IF, 9.00%, 09/25/23	178
374	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	459
1,005	Series 1993-167, Class GA, 7.00%, 09/25/23	1,031
156	Series 1993-175, Class SA, IF, 13.00%, 09/25/08	167
266	Series 1993-179, Class SB, IF, 17.69%, 10/25/23	330
177	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	204
160	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	166
469	Series 1993-190, Class S, IF, 10.76%, 10/25/08	483
156	Series 1993-196, Class FA, FRN, 3.66%, 10/25/08	154
87	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	91
196	Series 1993-197, Class SB, IF, 10.58%, 10/25/08	200
976	Series 1993-199, Class FA, FRN, 4.39%, 10/25/23	985
486	Series 1993-205, Class H, PO, 09/25/23	420
895	Series 1993-220, Class SG, IF, 8.31%, 11/25/13	911
599	Series 1993-221, Class FH, FRN, 4.94%, 12/25/08	605
292	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	307
399	Series 1993-225, Class UB, 6.50%, 12/25/23	410
67	Series 1993-225, Class VO, IF, 9.54%, 12/25/22	69
136	Series 1993-230, Class FA, FRN, 4.44%, 12/25/23	138
590	Series 1993-233, Class SB, IF, 12.58%, 12/25/08	627
777	Series 1993-247, Class FE, FRN, 4.84%, 12/25/23	793
360	Series 1993-247, Class SU, IF, 10.19%, 12/25/23	393
1,603	Series 1993-250, Class Z, 7.00%, 12/25/23	1,654
5,635	Series 1993-257, Class C, PO, 06/25/23	5,099
78	Series 1994-12, Class FC, FRN, 3.81%, 01/25/09	77
72	Series 1994-13, Class SK, IF, 14.34%, 02/25/09	78
15	Series 1994-33, Class F, FRN, 4.24%, 03/25/09	15
293	Series 1994-33, Class FA, FRN, 3.76%, 03/25/09	289
1,749	Series 1994-34, Class DZ, 6.00%, 03/25/09	1,776
2,800	Series 1994-37, Class L, 6.50%, 03/25/24	2,894
8,261	Series 1994-40, Class Z, 6.50%, 03/25/24	8,622
426	Series 1994-55, Class G, 6.75%, 12/25/23	429
375	Series 1995-2, Class Z, 8.50%, 03/25/25	399
373	Series 1995-19, Class Z, 6.50%, 11/25/23	400
3,126	Series 1996-14, Class SE, IF, IO, 6.55%, 08/25/23	530
210	Series 1996-20, Class L, PO, 09/25/08	201
719	Series 1996-24, Class B, PO, 10/25/08	694
342	Series 1996-24, Class E, PO, 03/25/09	324
112	Series 1996-27, Class FC, FRN, 4.34%, 03/25/17	112

See Notes to Financial Statements.	Page 10

Principal Amount	Security Description

850	Series 1996-32, Class PH, 7.00%, 01/25/26	868
909	Series 1996-39, Class J, PO, 09/25/08	870
26	Series 1996-46, Class PE, PO, 09/25/06	25
274	Series 1996-59, Class J, 6.50%, 08/25/22	281
3,822	Series 1997-20, IO, FRN, 1.84%, 03/25/27	212
208	Series 1997-27, Class J, 7.50%, 04/18/27	218
338	Series 1997-29, Class J, 7.50%, 04/20/27	352
2,106	Series 1997-39, Class PD, 7.50%, 05/20/27	2,190
1,594	Series 1997-42, Class EN, 7.25%, 07/18/27	1,640
319	Series 1997-42, Class ZC, 6.50%, 07/18/27	327
321	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	25
4,737	Series 1997-61, Class ZC, 7.00%, 02/25/23	4,934
873	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	164
143	Series 1998-4, Class C, PO, 04/25/23	124
515	Series 1998-27, Class B, PO, 12/25/08	491
3,322	Series 1998-36, Class ZB, 6.00%, 07/18/28	3,382
1,155	Series 1998-43, Class SA, IO, FRN,12.69%, 04/25/23	356
1,466	Series 1998-66, Class SB, IO, FRN, 4.32%, 12/25/28	139
784	Series 1999-17, Class C, 6.35%, 04/25/29	807
1,776	Series 1999-18, Class Z, 5.50%, 04/18/29	1,727
2,188	Series 1999-38, Class SK, IF, IO, 4.22%, 08/25/23	146
495	Series 1999-52, Class NS, IF, 12.66%, 10/25/23	586
1,241	Series 1999-62, Class PB, 7.50%, 12/18/29	1,313
4,184	Series 2000-2, Class ZE, 7.50%, 02/25/30	4,411
1,624	Series 2000-20, Class SA, IF, IO, 5.27%, 07/25/30	145
334	Series 2000-52, IO, 8.50%, 01/25/31	75
2,000	Series 2001-4, Class PC, 7.00%, 03/25/21	2,090
2,018	Series 2001-5, Class OW, 6.00%, 03/25/16	2,064
1,759	Series 2001-7, Class PF, 7.00%, 03/25/31	1,828
2,816	Series 2001-7, Class PR, 6.00%, 03/25/16	2,964
3,303	Series 2001-10, Class PR, 6.00%, 04/25/16	3,464
841	Series 2001-28, Class VB, 6.00%, 02/25/20	846
2,296	Series 2001-30, Class PM, 7.00%, 07/25/31	2,381
1,418	Series 2001-31, Class VD, 6.00%, 05/25/31	1,456
5,385	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	1,036
3,640	Series 2001-36, Class DE, 7.00%, 08/25/31	3,792
5,743	Series 2001-44, Class MY, 7.00%, 09/25/31	6,114
1,346	Series 2001-44, Class PD, 7.00%, 09/25/31	1,396
1,747	Series 2001-44, Class PU, 7.00%, 09/25/31	1,813
4,415	Series 2001-48, Class Z, 6.50%, 09/25/21	4,693
1,821	Series 2001-49, Class DQ, 6.00%, 11/25/15	1,846
1,402	Series 2001-49, Class Z, 6.50%, 09/25/31	1,446
1,120	Series 2001-50, Class VB, 6.50%, 12/25/16	1,140
951	Series 2001-52, Class KB, 6.50%, 10/25/31	981
1,224	Series 2001-52, Class XM, 6.50%, 11/25/10	1,251
3,885	Series 2001-52, Class XN, 6.50%, 11/25/15	4,010
2,800	Series 2001-61, Class VB, 7.00%, 12/25/16	2,909
1,120	Series 2001-61, Class VQ, 6.50%, 08/25/15	1,144
4,122	Series 2001-61, Class Z, 7.00%, 11/25/31	4,342
1,312	Series 2001-71, Class JW, 6.00%, 08/25/21	1,324

See Notes to Financial Statements.	Page 11

Principal Amount	Security Description

1,680	Series 2001-71, Class MB, 6.00%, 12/25/16	1,728
4,595	Series 2001-71, Class QE, 6.00%, 12/25/16	4,712
922	Series 2001-72, Class SX, IF, 8.55%, 12/25/31	878
3,360	Series 2001-74, Class MB, 6.00%, 12/25/16	3,514
2,240	Series 2001-78, Class VB, 6.00%, 12/25/15	2,250
3,220	Series 2001-80, Class PE, 6.00%, 07/25/29	3,291
1,265	Series 2002-1, Class HC, 6.50%, 02/25/22	1,310
1,200	Series 2002-1, Class SA, IF, 12.74%, 02/25/32	1,291
777	Series 2002-1, Class UD, IF, 11.05%, 12/25/23	824
5,052	Series 2002-2, Class UC, 6.00%, 02/25/17	5,146
10,361	Series 2002-3, Class OG, 6.00%, 02/25/17	10,715
5,041	Series 2002-4, Class VC, 6.50%, 03/25/24	5,176
2,240	Series 2002-7, Class O, 6.00%, 03/25/17	2,316
650	Series 2002-7, Class QM, 6.00%, 02/25/20	654
5,811	Series 2002-7, Class TG, 6.00%, 03/25/17	6,032
1,347	Series 2002-8, Class SR, IF, 8.29%, 03/25/09	1,371
622	Series 2002-9, Class VE, 6.50%, 12/25/12	632
1,288	Series 2002-11, Class QG, 5.50%, 03/25/17	1,319
8,922	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	405
169	Series 2002-13, Class ST, IF, IO, 10.00%, 03/25/32	193
9,941	Series 2002-18, Class PC, 5.50%, 04/25/17	10,167
2,800	Series 2002-19, Class PE, 6.00%, 04/25/17	2,881
471	Series 2002-21, Class LO, PO, 04/25/32	389
3,920	Series 2002-21, Class PE, 6.50%, 04/25/32	4,053
1,680	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,725
7,841	Series 2002-28, Class PK, 6.50%, 05/25/32	8,155
480	Series 2002-36, Class HZ, 7.00%, 12/25/29	486
3,014	Series 2002-37, Class Z, 6.50%, 06/25/32	3,117
1,120	Series 2002-42, Class C, 6.00%, 07/25/17	1,177
5,601	Series 2002-48, Class GH, 6.50%, 08/25/32	5,919
1,008	Series 2002-55, Class QE, 5.50%, 09/25/17	1,025
16,802	Series 2002-56, Class UC, 5.50%, 09/25/17	17,145
243	Series 2002-59, Class VA, 6.50%, 04/25/32	242
6,609	Series 2002-59, Class VB, 6.50%, 04/25/32	6,688
3,192	Series 2002-61, Class PE, 5.50%, 05/25/16	3,225
1,006	Series 2002-73, Class S, IF, 6.68%, 11/25/09	1,037
4,480	Series 2002-74, Class LD, 5.00%, 01/25/16	4,480
6,161	Series 2002-74, Class PD, 5.00%, 11/25/15	6,164
5,083	Series 2002-74, Class VA, 6.00%, 11/25/31	5,134
7,001	Series 2002-74, Class VB, 6.00%, 11/25/31	7,151
3,465	Series 2002-77, Class S, IF, 7.46%, 12/25/32	3,177
6,124	Series 2002-83, Class CS, 6.88%, 08/25/23	6,360
932	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	126
1,120	Series 2002-93, Class PD, 3.50%, 02/25/29	1,091
4,621	Series 2002-94, Class BK, 5.50%, 01/25/18	4,753
3,368	Series 2003-8, Class SB, IF, IO, 3.82%, 03/25/16	214
3,953	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	172
3,752	Series 2003-22, Class UD, 4.00%, 04/25/33	3,209

See Notes to Financial Statements.	Page 12

Principal Amount	Security Description

952	Series 2003-27, Class DW, 4.50%, 04/25/17	929
1,400	Series 2003-32, Class KC, 5.00%, 05/25/18	1,403
2,614	Series 2003-34, Class AX, 6.00%, 05/25/33	2,682
2,256	Series 2003-34, Class ED, 6.00%, 05/25/33	2,324
1,931	Series 2003-39, IO, VAR, 6.00%, 05/25/33	375
1,960	Series 2003-39, Class LW, 5.50%, 05/25/23	2,015
2,800	Series 2003-41, Class PE, 5.50%, 05/25/23	2,890
1,092	Series 2003-42, Class GB, 4.00%, 05/25/33	943
1,120	Series 2003-47, Class PE, 5.75%, 06/25/33	1,134
1,443	Series 2003-52, Class PA, 6.50%, 06/25/35	1,514
2,197	Series 2003-52, Class SX, IF, 11.46%, 10/25/31	2,276
1,165	Series 2003-64, Class SX, IF, 4.52%, 07/25/33	820
1,568	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	238
836	Series 2003-67, Class VQ, 7.00%, 01/25/19	894
924	Series 2003-68, Class QP, 3.00%, 07/25/22	869
2,860	Series 2003-71, Class DS, IF, 2.54%, 08/25/33	2,356
819	Series 2003-74, Class SH, IF, 3.28%, 08/25/33	596
22,508	Series 2003-80, Class SY, IF, IO, 3.82%, 06/25/23	1,951
1,580	Series 2003-81, Class LC, 4.50%, 09/25/18	1,529
7,281	Series 2003-83, Class PG, 5.00%, 06/25/23	7,233
2,525	Series 2003-91, Class SD, IF, 6.12%, 09/25/33	2,395
1,106	Series 2003-92, Class SH, IF, 4.59%, 09/25/18	1,042
3,360	Series 2003-106, Class US, IF, 3.33%, 11/25/23	2,640
590	Series 2003-106, Class WS, IF, 4.65%, 02/25/23	547
1,000	Series 2003-113, Class PC, 4.00%, 03/25/15	975
17,656	Series 2003-116, Class SB, IF, IO, 3.77%, 11/25/33	1,361
2,240	Series 2003-122, Class TE, 5.00%, 12/25/22	2,224
1,680	Series 2003-128, Class KE, 4.50%, 01/25/14	1,659
1,000	Series 2003-128, Class NG, 4.00%, 01/25/19	938
2,676	Series 2003-130, Class SX, IF, 5.78%, 01/25/34	2,435
2,133	Series 2003-132, Class OA, PO, 08/25/33	1,690
11,240	Series 2004-4, Class QI, IF, IO, 3.27%, 06/25/33	802
8,360	Series 2004-4, Class QM, IF, 6.54%, 06/25/33	7,923
6,206	Series 2004-10, Class SC, IF, 13.28%, 02/25/34	6,771
3,136	Series 2004-14, Class SD, IF, 3.33%, 03/25/34	2,306
2,596	Series 2004-21, Class CO, PO, 04/25/34	1,541
1,107	Series 2004-22, Class A, 4.00%, 04/25/19	1,021
1,680	Series 2004-25, Class PC, 5.50%, 01/25/34	1,681
11,117	Series 2004-25, Class SA, IF, 8.99%, 04/25/34	11,395
4,600	Series 2004-27, Class HB, 4.00%, 05/25/19	4,227
1,120	Series 2004-36, Class PC, 5.50%, 02/25/34	1,128
7,859	Series 2004-36, Class SA, IF, 8.99%, 05/25/34	8,112
3,663	Series 2004-36, Class SN, IF, 6.54%, 07/25/33	3,577
4,049	Series 2004-51, Class SY, IF, 6.58%, 07/25/34	3,602
1,400	Series 2004-53, Class NC, 5.50%, 07/25/24	1,438
928	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	1,057
1,120	Series 2004-76, Class CL, 4.00%, 10/25/19	1,044
2,000	Series 2004-81, Class AC, 4.00%, 11/25/19	1,859
1,960	Series 2004-92, Class JO, PO, 12/25/34	1,621

See Notes to Financial Statements.	Page 13

Principal Amount	Security Description

8,000	Series 2005-68, Class PG, 5.50%, 08/25/35	8,103
2,000	Series 2809, Class UB, 4.00%, 09/15/17	1,908
2,643	Series 2989, PO, 06/15/23	2,134
4	Series G-17, Class S, HB, FRN, 687.60%, 06/25/21	45
248	Series G-28, Class S, IF, 11.26%, 09/25/21	269
199	Series G-35, Class M, 8.75%, 10/25/21	213
81	Series G-51, Class SA, IF, 18.40%, 12/25/21	105
425	Series G92-15, Class Z, 7.00%, 01/25/22	436
1	Series G92-27, Class SQ, IF, HB, 7182.00%, 05/25/22	83
1,001	Series G92-35, Class E, 7.50%, 07/25/22	1,044
1	Series G92-35, Class G, IO, HB, 1184.78%, 07/25/22	22
121	Series G92-42, Class Z, 7.00%, 07/25/22	126
5,493	Series G92-44, Class ZQ, 8.00%, 07/25/22	5,873
154	Series G92-52, Class FD, FRN, 3.86%, 09/25/22	153
1,340	Series G92-54, Class ZQ, 7.50%, 09/25/22	1,407
172	Series G92-59, Class F, FRN, 3.46%, 10/25/22	169
43	Series G92-61, Class FJ, FRN, 3.86%, 10/25/22	43
282	Series G92-61, Class Z, 7.00%, 10/25/22	294
255	Series G92-62, Class B, PO, 10/25/22	222
1,121	Series G93-1, Class KA, 7.90%, 01/25/23	1,186
336	Series G93-14, Class J, 6.50%, 03/25/23	344
768	Series G93-17, Class SI, IF, 6.00%, 04/25/23	792
791	Series G93-27, Class FD, FRN, 4.72%, 08/25/23	802
186	Series G93-37, Class H, PO, 09/25/23	163
238	Series G93-5, Class Z, 6.50%, 02/25/23	241
244	Series G95-1, Class C, 8.80%, 01/25/25	262
	Federal National Mortgage Association STRIPS
36	Series 23, Class 2, IO, 10.00%, 09/01/17	9
4	Series 50, Class 2, IO, 10.50%, 03/01/19	1
129	Series 218, Class 2, IO, 7.50%, 04/01/23	25
102	Series 265, Class 2, 9.00%, 03/01/24	111
2,556	Series 329, Class 1, PO, 12/01/32	2,018
2,772	Series 340, Class 1, PO, 09/01/33	2,096
3	Series K, Class 2, IO, HB, 256.00%, 11/01/08	12
	Federal National Mortgage Association Whole Loan
1,845	Series 2002-W5, Class A10, IO, FRN, 4.27%, 11/25/30	131
2,414	Series 2002-W5, Class A7, 6.25%, 08/25/30	2,442
5,294	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	5,449
1,727	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,819
902	Series 2003-W4, Class 2A, 6.50%, 10/25/42	908
2,800	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	2,775
6,444	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	6,734
	Government National Mortgage Association
3,785	Series 1994-3, Class PQ, 7.49%, 07/16/24	3,954
2,320	Series 1994-4, Class KQ, 7.99%, 07/16/24	2,432
6,721	Series 1994-7, Class PQ, 6.50%, 10/16/24	7,051
1,769	Series 1996-16, Class E, 7.50%, 08/16/26	1,836
704	Series 1997-11, Class D, 7.50%, 07/20/27	731
2,894	Series 1997-8, Class PN, 7.50%, 05/16/27	3,020
1,488	Series 1998-26, Class K, 7.50%, 09/17/25	1,558

See Notes to Financial Statements.	Page 14

Principal Amount	Security Description

8,178	Series 1999-4, Class ZB, 6.00%, 02/20/29	8,245
5,093	Series 1999-10, Class ZC, 6.50%, 04/20/29	5,337
1,232	Series 1999-15, Class E, 6.50%, 01/16/29	1,257
1,744	Series 1999-30, Class S, IF, IO, 4.83%, 08/16/29	129
93	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	103
1,699	Series 1999-40, Class ZW, 7.50%, 11/20/29	1,779
2,486	Series 1999-41, Class Z, 8.00%, 11/16/29	2,638
798	Series 1999-44, Class PC, 7.50%, 12/20/29	834
4,921	Series 1999-44, Class ZC, 8.50%, 12/16/29	5,471
2,404	Series 1999-44, Class ZG, 8.00%, 12/20/29	2,531
2,026	Series 2000-6, Class Z, 7.50%, 02/20/30	2,107
1,080	Series 2000-9, Class PB, 7.50%, 06/16/26	1,096
963	Series 2000-9, Class Z, 8.00%, 06/20/30	988
5,392	Series 2000-9, Class ZJ, 8.50%, 02/16/30	5,917
1,641	Series 2000-12, Class ST, IF, 21.03%, 02/16/30	2,193
1,680	Series 2000-14, Class PD, 7.00%, 02/16/30	1,756
616	Series 2000-16, Class ZN, 7.50%, 02/16/30	644
7,336	Series 2000-21, Class Z, 9.00%, 03/16/30	8,165
803	Series 2000-26, Class TZ, 8.50%, 09/20/30	918
719	Series 2000-26, Class Z, 7.75%, 09/20/30	741
126	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	145
1,584	Series 2000-31, Class Z, 9.00%, 10/20/30	1,686
585	Series 2000-34, Class SG, IO, FRN, 4.73%, 10/20/30	29
1,160	Series 2000-35, Class ZA, 9.00%, 11/20/30	1,240
183	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	33
859	Series 2000-37, Class B, 8.00%, 12/20/30	904
470	Series 2000-38, Class AH, 7.15%, 12/20/30	483
1,098	Series 2001-4, Class SJ, IF, IO, 4.36%, 01/19/30	36
1,761	Series 2001-6, Class SD, IF, IO, 4.78%, 03/16/31	113
2,298	Series 2001-7, Class PK, 6.50%, 03/20/31	2,363
4,498	Series 2001-8, Class Z, 6.50%, 03/20/31	4,695
109	Series 2001-32, Class WA, IF, 10.63%, 07/20/31	116
1,564	Series 2001-35, Class SA, IF, IO, 4.48%, 08/16/31	105
1,314	Series 2001-36, Class S, IF, IO, 4.28%, 08/16/31	79
1,414	Series 2001-60, Class VP, 6.50%, 07/20/17	1,442
2,800	Series 2001-64, Class MQ, 6.50%, 12/20/31	2,918
1,605	Series 2002-3, Class SP, IF, IO, 3.62%, 01/16/32	88
2,672	Series 2002-7, Class PG, 6.50%, 01/20/32	2,753
6,298	Series 2002-24, Class AG, IF, IO, 4.18%, 04/16/32	513
595	Series 2002-24, Class SB, IF, 6.27%, 04/16/32	554
14,452	Series 2002-31, Class SE, IF, IO, 3.73%, 04/16/30	1,009
3,862	Series 2002-36, Class VB, 6.50%, 07/20/19	3,893
2,912	Series 2002-40, Class UK, 6.50%, 06/20/32	3,049
229	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	243
2,513	Series 2002-41, Class VB, 6.50%, 04/20/18	2,531

See Notes to Financial Statements.	Page 15

Principal Amount	Security Description

14,002	Series 2002-45, Class QE, 6.50%, 06/20/32	14,617
3,976	Series 2002-47, Class PG, 6.50%, 07/16/32	4,155
3,101	Series 2002-47, Class VB, 6.50%, 09/20/17	3,118
9,112	Series 2002-47, Class ZA, 6.50%, 07/20/32	9,450
367	Series 2002-51, Class SG, IF, 16.05%, 04/20/31	411
4,629	Series 2002-52, Class GH, 6.50%, 07/20/32	4,842
2,800	Series 2002-54, Class GB, 6.50%, 08/20/32	2,899
8,682	Series 2002-67, Class VA, 6.00%, 03/20/13	8,793
3,343	Series 2002-70, Class AV, 6.00%, 03/20/12	3,436
10,566	Series 2002-70, Class PS, IF, IO, 3.90%, 08/20/32	781
1,379	Series 2002-71, Class VJ, 6.00%, 12/20/14	1,396
1,411	Series 2002-75, Class PB, 6.00%, 11/20/32	1,454
1,568	Series 2002-79, Class KV, 6.00%, 11/20/13	1,607
1,496	Series 2002-80, Class EB, 7.00%, 01/20/32	1,571
2,348	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	87
2,944	Series 2002-88, Class VA, 6.00%, 12/20/17	3,027
4,565	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	708
1,807	Series 2003-4, Class NY, 5.50%, 12/20/13	1,838
7,348	Series 2003-11, Class SK, IO, FRN, 3.93%, 02/16/33	565
3,606	Series 2003-12, Class SP, IO, FRN, 3.90%, 02/20/33	302
772	Series 2003-24, PO, 03/16/33	650
1,960	Series 2003-40, Class TC, 7.50%, 03/20/33	2,135
1,960	Series 2003-40, Class TJ, 6.50%, 03/20/33	2,114
1,120	Series 2003-46, Class MG, 6.50%, 05/20/33	1,180
2,072	Series 2003-46, Class TC, 6.50%, 03/20/33	2,234
2,139	Series 2003-52, Class AP, PO, 06/16/33	1,707
3,196	Series 2003-58, Class BE, 6.50%, 01/20/33	3,456
32	Series 2003-66, Class EO, PO, 08/20/33	32
9,085	Series 2003-76, Class LS, IF, IO, 3.40%, 09/20/31	580
968	Series 2003-90, PO, 10/20/33	819
4,334	Series 2003-95, Class SC, IF, IO, 3.21%, 09/17/31	167
1,820	Series 2003-98, Class PC, 5.00%, 02/20/29	1,826
11,575	Series 2003-112, Class SA, IO, FRN, 2.78%, 12/16/33	597
17,313	Series 2004-11, Class SW, IF, IO, 1.70%, 02/20/34	493
2,367	Series 2004-28, Class S, IF, 9.29%, 04/16/34	2,432
3,381	Series 2004-73, Class AE, IF, 7.04%, 08/17/34	3,326
5,057	Series 2004-83, Class AP, IF, 6.11%, 10/16/34	4,920
	Vendee Mortgage Trust
1,948	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,949
1,460	Series 1994-1, Class 2J, 6.50%, 02/15/13	1,478
3,202	Series 1996-1, Class 1Z, 6.75%, 02/15/26	3,337
2,198	Series 1996-2, Class 1Z, 6.75%, 06/15/26	2,285
4,555	Series 1997-1, Class 2Z, 7.50%, 02/15/27	4,920
6,161	Series 1998-1, Class 2E, 7.00%, 09/15/27	6,400

		1,276,762

See Notes to Financial Statements.	Page 16

Principal Amount	Security Description

Non-Agency — 9.3%
	Banc of America Funding Corp.
2,912	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,867
2,325	Series 2004-1, PO, 03/25/34	2,000
	Banc of America Mortgage Securities
933	Series 2003-7, Class A2, 4.75%, 09/25/18	919
1,411	Series 2003-8, Class A, PO, 11/25/33	1,048
21,378	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	149
789	Series 2004-4, Class A, PO, 05/25/34	597
3,076	Series 2004-6, Class A, PO, 07/25/34	2,215
780	Series 2004-8, Class 5, PO, 05/25/32	629
1,609	Series 2004-8, Class X, PO, 10/25/34	1,500
1,185	Series 2004-9, Class 3, PO, 09/25/32	938
2,800	Series 2004-E, Class 2A5, FRN, 4.12%, 06/25/34	2,708
	Bank of America Alternative Loan Trust
950	Series 2003-1, Class A, PO, 02/25/33	813
1,410	Series 2003-11, PO, 01/25/34	1,152
1,128	Series 2004-6, Class 15, PO, 07/25/34	899
1,120	Bear Stearns Adjustable Rate Mortgage Trust Series B2004-4, Class A4, VAR, 3.51%, 06/25/34	1,091
	Bear Stearns Commercial Mortgage Securities
3,050	Series 2005-PWR9, Class AAB, 4.80%, 09/15/42	3,021
302	Series 2000-WF1, Class A1, 7.64%, 02/15/32	316
2,225	Series 2004-T16, Class A2, 3.70%, 02/13/46	2,171
2,984	Cendant Mortgage Corp. Series 2003-8, Class 1P, PO, 10/25/33	2,009
1,118	Citicorp Mortgage Securities, Inc. Series 1993-14, Class A3, FRN, 5.03%, 11/25/23	1,121
	Citigroup Mortgage Loan Trust, Inc.
1,366	Series 2003-1, Class 2, PO, 10/25/33	1,105
614	Series 2003-1, Class 2A6, PO, 10/25/33	289
1,171	Series 2003-1, Class 3, PO, 10/25/33	806
720	Series 2003-1, Class WPO1, PO, 06/25/31	629
2,306	Series 2003-UP3, Class A3, 7.00%, 09/25/33	2,360
1,886	Series 2003-UST1, PO, 12/25/18	1,464
1,041	Series 2003-UST1, PO, 12/25/18	924
6,229	Series 2003-UST1, Class A1, 5.50%, 12/25/18	6,272
	Countrywide Alternative Loan Trust
1,328	Series 2002-17, Class A7, 2.50%, 01/25/33	1,277
3,360	Series 2002-8, Class A4, 6.50%, 07/25/32	3,360
5,475	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	5,260
23,806	Series 2005-22T1, Class A2, IO, FRN, 1.24%, 06/25/35	327
3,411	Series 2005-26CB, A10, IF, 6.11%, 07/25/35	3,342
8,000	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	7,950
47,811	Series 2005-J1, Class 1A4, IO, FRN, 1.27%, 02/25/35	595
	Countrywide Home Loan Mortgage Pass Through Trust
9,668	Series 2003-26, Class 1A6, 3.50%, 08/25/33	8,829
4,799	Series 2003-29, Class A1, 5.50%, 08/25/33	4,799
1,169	Series 2003-34, Class A11, 5.25%, 09/25/33	1,166
1,120	Series 2003-44 A9, PO, 10/25/33	728
2,103	Series 2003-J2 A17, IO, FRN, 3.57%, 04/25/33	125
7,250	Series 2003-J7, Class 4A3, IF, 4.85%, 08/25/18	7,094

See Notes to Financial Statements.	Page 17

Principal Amount	Security Description

1,253	Series 2004-7 Class 2A1, FRN, 4.09%, 06/25/34	1,208
2,425	Series 2004-HYB1, Class 2A, VAR, 4.26%, 05/20/34	2,380
2,076	Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	2,031
15,199	Countrywide Home Loans Series 2002-22, Class A20, 6.25%, 10/25/32	15,196
856	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 5P, PO, 08/25/19	715
	First Boston Mortgage Securities Corp.
252	Series 1987, Class C, IO, 10.97%, 04/25/17	71
139	Series 1987, Class C, PO, 04/25/17	121
	First Horizon Asset Securities, Inc.
15,486	Series 2004-AR1, Class 2A2, FRN, 5.03%, 04/25/35	15,433
14,371	Series 2004-AR7, Class 2A1, FRN, 4.94%, 02/25/35	14,317
	GMAC Mortgage Corp. Loan Trust
5,000	Series 2005-AR3, Class 3A3, VAR, 4.90%, 06/19/35	4,962
10,106	Series 2005-AR4, Class 3A3, VAR, 4.90%, 06/19/35	10,092
1,315	GS Mortgage Securities Corp. II Series 2003-FL6A, Class A1, FRN, 3.92%, 11/15/15 (e)	1,315
	GSR Mortgage Loan Trust
4,300	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	4,492
2,799	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	2,792
894	Series 2004-13F, Class 2A3, 6.00%, 11/25/34	893
1,076	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	1,074
580	Series 2004-15F, Class AP, PO, 12/25/34	441
1,948	Impac Secured Assets CMN Owner Trust Series 2004-3, Class 1A4, FRN, 4.23%, 11/25/34	1,953
	MASTR Adjustable Rate Mortgages Trust
12,590	PO, 05/28/35	9,397
12,000	FRN, 3.79%, 11/21/34	11,612
9,490	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	9,290
	MASTR Alternative Loans Trust
1,816	Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,839
1,362	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,374
2,118	Series 2004-7, Class 30, PO, 07/25/34	1,786
1,774	Series 2004-7, Class 30, PO, 08/25/34	1,340
2,454	Series 2004-10, Class 1A1, 4.50%, 09/25/19	2,386
	MASTR Asset Securitization Trust
2,222	Series 2003-4, Class 2A2, 5.00%, 05/25/18	2,224
1,428	Series 2003-12, Class 30, PO, 12/25/33	1,034
934	Series 2004-1 Class 30, PO, 02/25/34	772
1,896	Series 2004-6, Class 15, PO, 07/25/19	1,436
1,033	Series 2004-8, PO, 08/25/19	809
1,944	Medallion Trust (Australia)
	Series 2004-1G, Class A1, FRN, 3.97%, 05/25/35	1,948
5,100	Merrill Lynch Mortgage Trust Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	5,143
	Merrill Lynch Trust
1,358	7.43%, 08/01/24	1,358
449	Series 47, Class Z, 8.99%, 10/20/20	461
25	Morgan Stanley Dean Witter Capital I Series 2002-TOP7, Class A2, 5.98%, 01/15/39	26
—(h)	Morgan Stanley Mortgage Trust Series 35, Class 2, IF, HB, 9878.40%, 04/20/21	15

See Notes to Financial Statements.	Page 18

Principal Amount	Security Description

7,258	MortgageIT Trust Series 2005-1, Class 1A1, FRN, 4.15%, 02/25/35	7,258
	Nomura Asset Acceptance Corp.
2,398	Series 2003-A1, Class A1, 5.50%, 05/25/33	2,405
2,212	Series 2003-A1, Class A2, 6.00%, 05/25/33	2,226
495	Series 2003-A1, Class A5, 7.00%, 04/25/33	494
509	Series 2003-A1, Class A7, 5.00%, 04/25/18	509
3,077	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	3,130
	Paine Webber CMO Trust
24	Series H, Class 4, 8.75%, 04/01/18	25
129	Series P, Class 4, 8.50%, 08/01/19	133
2,500	Permanent Financing plc (United Kingdom) Series 4, Class 2A, FRN, 3.90%, 03/10/09	2,500
	Residential Accredit Loans, Inc.
2,067	Series 2002-QS16, Class A3, IF, 8.61%, 10/25/17	2,192
5,601	Series 2002-QS8, Class A5, 6.25%, 06/25/17	5,632
2,211	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	2,145
8,125	Series 2003-QS12, Class A2A, FRN, IO, 3.77%, 06/25/18	583
2,473	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	490
5,582	Series 2003-QS18, Class A1, 5.00%, 09/25/18	5,540
4,002	Series 2003-QS3, Class A2, IF, 8.07%, 02/25/18	4,135
3,809	Series 2003-QS3, Class A8, IO, FRN, 3.77%, 02/25/18	266
9,644	Series 2003-QS9, Class A3, IO, FRN, 3.72%, 05/25/18	681
1,680	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,656
	Residential Asset Securitization Trust
692	Series 2003-A14, Class A1, 4.75%, 02/25/19	678
1,548	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,529
	Residential Funding Mortgage Securities I
2,240	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	2,133
1,680	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,647
2,527	Series 2003-S14, Class A4, PO, 07/25/18	2,213
9,419	Series 2003-S7, Class A17, 4.00%, 05/25/33	9,112
505	Residential Funding Securities Corp. Series 2003-RM2, Class AP3, PO, 05/25/33	432
708	RMAC plc (United Kingdom) Series 2004-NS1, Class A1B, FRN, 3.94%, 12/12/20 (e)	708
66	Rural Housing Trust Series 1987-1, Class 3B, 7.33%, 04/01/26	66
	Salomon Brothers Mortgage Securities VII
51	Series 2000-UP1, Class A2, 8.00%, 08/25/27	51
1,000	Series 2003-UP2, Class 1, PO, 12/25/18	923
	Structured Adjustable Rate Mortgage Loan Trust
4,200	Series 2004-6, Class 5A4, VAR, 5.01%, 06/25/34	4,151
4,324	Series 2004-20, Class 1A3, 5.25%, 11/25/34	4,245
	Structured Asset Securities Corp.
351	Series 2003-8, Class 1A2, PO, 05/25/32	298
3,120	Series 2003-8, Class 1A2, 5.00%, 04/25/18	3,086
7,585	Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class A2, 4.04%, 10/15/41	7,372
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,873	Series 2002-MS, Class 12, A, 6.50%, 05/25/32	1,895
838	Series 2005-1, Class CP, PO, 03/25/35	596
65,597	Series 2005-2, Class 1A4, IF, IO, 1.22%, 04/25/35	1,021
16,513	Series 2005-2, Class 2A3, IF, IO, 1.17%, 04/25/35	242

See Notes to Financial Statements.	Page 19

Principal Amount	Security Description

7,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	6,966
4,855	Series 2005-6, Class 2A4, 5.50%, 08/25/35	4,863
	Washington Mutual, Inc.
2,000	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,955
2,240	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	2,143
800	Series 2003-S10, Class A6, VAR, PO, 10/25/18	663
4,525	Series 2003-S8, Class A4, 4.50%, 09/25/18	4,388
2,240	Series 2003-S8, Class A6, 4.50%, 09/25/18	2,171
1,438	Series 2003-S9, PO, 10/25/33	1,039
1,102	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	1,087
	Wells Fargo Mortgage Backed Securities Trust
1,953	Series 2003-11 1A, PO, 10/25/18	1,698
3,360	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,309
2,800	Series 2003-13, Class A7, 4.50%, 11/25/18	2,651
1,634	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,632
1,400	Series 2003-8, Class A9, 4.50%, 08/25/18	1,349
3,404	Series 2004-7, Class 2A2, 5.00%, 07/25/19	3,377
12,064	Series 2004-BB, Class A4, FRN, 4.58%, 01/25/35	11,928
8,886	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	8,686
4,200	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	4,049
1,390	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	1,363

		370,315

	Total Collateralized Mortgage Obligations (Cost $1,668,316)	1,647,077

Corporate Bonds — 13.8%
Aerospace & Defense — 0.1%
2,220	General Dynamics Corp. 2.13%, 05/15/06	2,192
1,207	Systems 2001 AT LLC 7.16%, 12/15/11 (e)	1,272
5	United Technologies Corp. 6.10%, 05/15/12	6

		3,470

Airlines — 0.4%
538	American Airlines, Inc.
	Series 1999-1, 7.02%, 04/15/11	545
	Continental Airlines, Inc.
535	Series 1999-2, Class A1, 7.26%, 09/15/21	537
1,400	Series 1999-2, Class A2, 7.06%, 03/15/11	1,415
	Delta Air Lines, Inc.
797	Series 2000-1, 7.38%, 11/18/11 (d)	766
2,156	Series 2000-1, 7.57%, 05/18/12 (d)	2,082
989	Southwest Airlines Co. Series 2001-1, 5.10%, 11/01/07	991
	United AirLines, Inc.
2,727	Series 2000-1, 7.73%, 07/01/10 (d)	2,653
3,175	Series 2001-1, 7.78%, 07/01/15 (d)	3,027
1,004	Series 2001-1, 6.07%, 09/01/14 (d)	969
1,329	Series 2001-1, 6.20%, 09/01/08 (d)	1,280

		14,265

Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.
1,456	4.75%, 01/15/08	1,448

See Notes to Financial Statements.	Page 20

Principal Amount	Security Description

4,426	7.20%, 09/01/09	4,722
460	General Motors Corp. 8.80%, 03/01/21	381

		6,551

Beverages — 0.0% (g)
775	SABMiller plc 6.63%, 08/15/33 (e)	866

Capital Markets — 1.9%
	Bear Stearns Cos, Inc. (The)
6,321	3.25%, 03/25/09	6,025
1,000	5.70%, 11/15/14	1,045
	Credit Suisse First Boston USA, Inc.
1,400	5.50%, 08/15/13	1,443
8,639	6.13%, 11/15/11	9,178
	Goldman Sachs Group, Inc.
1,865	3.88%, 01/15/09	1,819
2,096	4.75%, 07/15/13	2,048
1,535	5.25%, 10/15/13	1,549
10	5.70%, 09/01/12	10
2,142	6.60%, 01/15/12	2,322
560	6.65%, 05/15/09	594
6,329	6.88%, 01/15/11	6,888
286	7.35%, 10/01/09	312
	Lehman Brothers Holdings, Inc.
1,516	4.00%, 01/22/08	1,495
1,500	4.80%, 03/13/14	1,474
2,167	6.63%, 01/18/12	2,357
370	7.88%, 11/01/09	412
	Merrill Lynch & Co., Inc.
1,176	3.70%, 04/21/08	1,150
2,340	5.45%, 07/15/14	2,404
1,120	Series B, 3.13%, 07/15/08	1,076
2,912	Series C, 4.13%, 01/15/09	2,863
	Morgan Stanley
728	4.25%, 05/15/10	710
1,633	4.75%, 04/01/14	1,575
1,000	5.30%, 03/01/13	1,010
2,420	5.80%, 04/01/07	2,460
3,612	6.60%, 04/01/12	3,913
7,421	6.75%, 04/15/11	8,073
504	8.00%, 06/15/10	569
8,563	National Rural Utilities Cooperative Finance Corp. 6.00%, 05/15/06	8,645
1,904	State Street Corp. 7.65%, 06/15/10	2,151

		75,570

Chemicals — 0.1%
1,680	Dow Capital BV 8.50%, 06/08/10	1,911
	Dow Chemical Co. (The)
580	6.13%, 02/01/11	618
945	7.38%, 11/01/29	1,154
2,035	ICI Wilmington, Inc. 5.63%, 12/01/13	2,054

		5,737

See Notes to Financial Statements.	Page 21

Principal Amount	Security Description

Commercial Banks — 1.5%
	Bank of America Corp.
2,688	3.88%, 01/15/08	2,649
1,484	7.40%, 01/15/11	1,657
7,373	7.80%, 02/15/10	8,229
1,500	Cadets Trust 4.80%, 07/15/13 (e)	1,483
616	Credit Suisse First Boston USA, Inc. 4.70%, 06/01/09	615
4,256	First Bank NA 6.50%, 02/01/08	4,429
3,080	Firstar Bank NA 7.13%, 12/01/09	3,366
308	HSBC Holdings plc (United Kingdom) 7.35%, 11/27/32	372
1,750	Huntington National Bank 8.00%, 04/01/10	1,963
700	KEY Bank NA 7.50%, 09/15/08	758
2,296	Keycorp Series G, 4.70%, 05/21/09	2,293
	Popular North America, Inc.
840	4.25%, 04/01/08	829
3,105	4.70%, 06/30/09	3,090
2,232	Royal Bank of Canada (Canada) 3.88%, 05/04/09	2,185
	Suntrust Bank
3,180	2.50%, 11/01/06	3,096
1,120	6.38%, 04/01/11	1,205
1,400	US Bancorp 7.50%, 06/01/26	1,739
	U.S. Bank NA
2,430	2.85%, 11/15/06	2,380
690	6.38%, 08/01/11	743
1,064	Wachovia Bank NA 7.80%, 08/18/10	1,208
	Wachovia Corp.
2,688	3.50%, 08/15/08	2,602
3,537	3.63%, 02/17/09	3,425
1,400	4.88%, 02/15/14	1,383
	Wells Fargo & Co.
2,932	3.13%, 04/01/09	2,790
2,340	4.20%, 01/15/10	2,294
2,856	Wells Fargo Bank NA 7.55%, 06/21/10	3,193

		59,976

Commercial Services & Supplies — 0.1%
1,315	Cendant Corp. 7.13%, 03/15/15	1,424
1,868	PHH Corp. 7.13%, 03/01/13	2,012

		3,436

Computers & Peripherals — 0.1%
	International Business Machines Corp.
1,568	5.39%, 01/22/09	1,601
560	6.22%, 08/01/27	613

		2,214

See Notes to Financial Statements.	Page 22

Principal Amount	Security Description

Consumer Finance — 1.1%
840	American Express Credit Corp. 3.00%, 05/16/08	809
	American General Finance Corp.
3,650	Series H, 3.00%, 11/15/06	3,586
2,281	Series H, 4.50%, 11/15/07	2,273
1,120	Series H, 5.38%, 10/01/12	1,132
238	Capital One Bank 5.75%, 09/15/10	246
	General Motors Acceptance Corp.
5,000	6.13%, 09/15/06	5,016
500	6.88%, 09/15/11	455
6,550	7.25%, 03/02/11	6,091
	HSBC Finance Corp.
1,400	4.75%, 05/15/09	1,396
10,092	5.88%, 02/01/09	10,415
280	6.38%, 11/27/12	301
1,680	6.40%, 06/17/08	1,752
3,176	6.50%, 11/15/08	3,335
468	6.75%, 05/15/11	509
560	7.20%, 07/15/06	571
2,520	7.88%, 03/01/07	2,631
	International Lease Finance Corp.
865	4.50%, 05/01/08	857
689	5.88%, 05/01/13	718
1,400	SLM Corp. Series A, 5.38%, 01/15/13	1,437
1,008	Standard Credit Card Master Trust Series A, 7.25%, 04/07/08	1,023

		44,553

Diversified Financial Services — 2.7%
	Associates Corp. NA
2,484	8.15%, 08/01/09	2,780
1,470	8.55%, 07/15/09	1,663
1,400	Series A, 7.95%, 02/15/10	1,568
	CIT Group, Inc.
1,910	6.50%, 02/07/06	1,924
1,000	7.75%, 04/02/12	1,146
	Citigroup, Inc.
700	3.50%, 02/01/08	683
3,292	5.63%, 08/27/12	3,422
420	6.20%, 03/15/09	440
1,200	Credit Suisse First Boston USA, Inc. 4.88%, 01/15/15	1,177
	Ford Motor Credit Co.
1,820	5.80%, 01/12/09	1,698
7,200	6.88%, 02/01/06	7,229
350	7.00%, 10/01/13	325
17,000	7.38%, 10/28/09	16,421
600	7.38%, 02/01/11	574
4,400	7.88%, 06/15/10	4,282
	General Electric Capital Corp.
2,000	4.38%, 11/21/11	1,958
4,416	6.75%, 03/15/32	5,194

See Notes to Financial Statements.	Page 23

Principal Amount	Security Description

560	Series A, 2.80%, 01/15/07	549
2,240	Series A, 3.50%, 05/01/08	2,184
2,968	Series A, 4.25%, 01/15/08	2,950
1,176	Series A, 4.63%, 09/15/09	1,175
8,957	Series A, 5.88%, 02/15/12	9,411
5,197	Series A, 6.00%, 06/15/12	5,532
4,649	Series A, 6.13%, 02/22/11	4,931
2,095	Goldman Sachs Group, Inc. 6.35%, 02/15/34	2,183
	John Hancock Global Funding II
1,400	3.50%, 01/30/09 (e)	1,346
1,512	7.90%, 07/02/10 (e)	1,717
	MassMutual Global Funding II
2,296	3.25%, 06/15/07 (e)	2,244
2,464	3.50%, 03/15/10 (e)	2,331
500	Merrill Lynch & Co., Inc.
	4.79%, 08/04/10	498
	New York Life Global Funding
1,330	3.88%, 01/15/09 (e)	1,298
3,920	5.38%, 09/15/13 (e)	4,034
2,100	Pricoa Global Funding I 3.90%, 12/15/08 (e)	2,049
	Principal Life Global Funding I
1,400	2.80%, 06/26/08 (e)	1,336
336	5.13%, 06/28/07 (e)	338
6,021	6.25%, 02/15/12 (e)	6,462
2,240	USAA Capital Corp. Series B, 7.05%, 11/08/06 (e)	2,295
784	Toyota Motor Credit Corp. 2.88%, 08/01/08	750
952	Washington Mutual Financial Corp. 6.88%, 05/15/11	1,045

		109,142

Diversified Telecommunication Services — 1.4%
1,288	Bellsouth Capital Funding 7.75%, 02/15/10	1,435
2,168	Bellsouth Telecommunications 6.30%, 12/15/15	2,262
4,466	British Telecommunications plc (United Kingdom) 8.38%, 12/15/10	5,171
785	Deutsche Telekom International Finance BV (Netherlands) 5.25%, 07/22/13	792
	France Telecom S.A. (France)
4,695	7.75%, 03/01/11	5,331
1,000	8.50%, 03/01/31	1,340
1,120	GTE Corp. 7.51%, 04/01/09	1,215
3,164	Nynex Capital Funding Co. Series B, SUB, 8.23%, 10/15/09	3,498
2,295	SBC Communications, Inc. 5.63%, 06/15/16	2,346
	Sprint Capital Corp.
6,357	6.00%, 01/15/07	6,463
1,665	6.90%, 05/01/19	1,864
1,288	7.13%, 01/30/06	1,299
1,680	7.63%, 01/30/11	1,880
560	8.38%, 03/15/12	659
1,534	8.75%, 03/15/32	2,057
1,415	Telecom Italia Capital S.A. (Italy) 4.00%, 11/15/08	1,381

See Notes to Financial Statements.	Page 24

Principal Amount	Security Description

1,512	Telus Corp. (Canada) 8.00%, 06/01/11	1,730
3,650	Verizon Florida, Inc. Series F, 6.13%, 01/15/13	3,790
	Verizon Global Funding Corp.
4,621	7.25%, 12/01/10	5,107
1,540	7.38%, 09/01/12	1,748
823	Verizon Maryland, Inc. Series A, 6.13%, 03/01/12	860
880	Verizon New York, Inc. Series B, 7.38%, 04/01/32	968
1,232	Verizon Pennsylvania, Inc. 8.35%, 12/15/30	1,509
1,193	Verizon Virginia, Inc. Series A, 4.63%, 03/15/13	1,142

		55,847

Electric Utilities — 0.6%
	Alabama Power Co.
392	4.70%, 12/01/10	389
1,515	Series Y, 2.80%, 12/01/06	1,487
576	American Electric Power Co., Inc. Series A, 6.13%, 05/15/06	582
392	Appalachian Power Co. 6.60%, 05/01/09	414
1,110	Arizona Public Service Co. 4.65%, 05/15/15	1,064
1,260	Carolina Power & Light Co. 5.13%, 09/15/13	1,269
	Constellation Energy Group, Inc.
1,792	6.35%, 04/01/07	1,832
560	7.00%, 04/01/12	616
1,854	Dominion Resources, Inc. Series B, 6.25%, 06/30/12	1,966
2,100	DTE Energy Co. Series A, 6.65%, 04/15/09	2,218
	Duke Energy Corp.
2,800	4.20%, 10/01/08	2,757
2,016	5.63%, 11/30/12	2,081
2,814	Exelon Generation Co., LLC 6.95%, 06/15/11	3,069
324	Kiowa Power Partners LLC 4.81%, 12/30/13 (e)	315
1,120	Ohio Valley Electric Corp. 5.94%, 02/12/06 (e)	1,126
1,600	Pacificorp 4.30%, 09/15/08	1,581
675	Pepco Holdings, Inc. 6.45%, 08/15/12	722
280	Virginia Electric & Power Co. Series A, 5.38%, 02/01/07	282

		23,770

Food & Staples Retailing — 0.1%
1,680	Kroger Co. (The) 8.05%, 02/01/10	1,852
2,930	Safeway, Inc. 4.13%, 11/01/08	2,850

		4,702

Gas Utilities — 0.1%
1,008	KeySpan Gas East Corp. 7.88%, 02/01/10	1,130
2,560	Nisource Finance Corp. 6.15%, 03/01/13	2,711

		3,841

Health Care Providers & Services — 0.1%
2,035	UnitedHealth Group, Inc. 3.30%, 01/30/08	1,978

Hotels, Restaurants & Leisure — 0.0% (g)
504	Harrah’s Operating Co., Inc. 8.00%, 02/01/11	564

Household Durables — 0.1%
1,485	Centex Corp. 5.70%, 05/15/14	1,483

See Notes to Financial Statements.	Page 25

Principal Amount	Security Description

1,465	Pulte Homes, Inc. 5.25%, 01/15/14	1,409

		2,892

Industrial Conglomerates — 0.1%
644	Raychem Corp. 7.20%, 10/15/08	685
	Tyco International Group S.A. (Bermuda)
3,080	6.38%, 10/15/11	3,283
1,400	6.75%, 02/15/11	1,512

		5,480

Insurance — 0.8%
2,184	American International Group, Inc. 4.25%, 05/15/13	2,085
	ASIF Global Financing
1,120	2.65%, 01/17/06 (e)	1,115
3,360	3.90%, 10/22/08 (e)	3,277
3,248	4.90%, 01/17/13 (e)	3,189
2,520	Jackson National Life Global Funding 6.13%, 05/30/12 (e)	2,698
2,980	Liberty Mutual Group 5.75%, 03/15/14 (e)	2,912
1,624	Metropolitan Life Global Funding I 5.20%, 09/18/13 (e)	1,653
840	MGIC Investment Corp. 6.00%, 03/15/07	854
3,360	Monumental Global Funding II 4.38%, 07/30/09 (e)	3,307
1,624	Monumental Global Funding III 5.20%, 01/30/07 (e)	1,634
	Nationwide Financial Services
1,130	5.90%, 07/01/12	1,182
1,182	6.25%, 11/15/11	1,267
848	Pacific Life Global Funding 3.75%, 01/15/09 (e)	827
	Protective Life Secured Trust
1,199	4.00%, 10/07/09	1,172
3,360	4.00%, 04/01/11	3,230
350	XL Capital Ltd. (Cayman Islands) 5.25%, 09/15/14	338

		30,740

IT Services — 0.0% (g)
1,120	First Data Corp. 3.90%, 10/01/09	1,091

Media — 0.7%
1,570	Clear Channel Communications, Inc. 5.50%, 09/15/14	1,513
2,813	Comcast Cable Communications Holdings, Inc. 8.38%, 03/15/13	3,328
2,095	Comcast Corp. 5.50%, 03/15/11	2,135
1,022	COX Communications, Inc. 7.75%, 11/01/10	1,131
840	Knight-Ridder, Inc. 7.13%, 06/01/11	909
123	Liberty Media Corp. 5.70%, 05/15/13	112
900	News America, Inc. 7.25%, 05/18/18	1,022
	Tele-Communications-TCI Group
1,337	7.13%, 02/15/28	1,487
4,088	9.80%, 02/01/12	5,028
	Time Warner Cos., Inc.
1,232	7.48%, 01/15/08	1,301
896	8.18%, 08/15/07	949
2,415	9.15%, 02/01/23	3,119

See Notes to Financial Statements.	Page 26

Principal Amount	Security Description

	Time Warner Entertainment Co. LP
1,920	8.38%, 03/15/23	2,329
1,288	10.15%, 05/01/12	1,615
	Time Warner, Inc.
1,165	7.63%, 04/15/31	1,365
255	7.70%, 05/01/32	302

		27,645

Multi-Utilities — 0.4%
290	Commonwealth Edison Co. 6.95%, 07/15/18	300
3,000	Dominion Resources, Inc. Series A, 8.13%, 06/15/10	3,382
	Duke Capital LLC
3,645	6.25%, 02/15/13	3,834
980	8.00%, 10/01/19	1,190
	PSEG Power LLC
2,190	5.50%, 12/01/15	2,197
1,322	7.75%, 04/15/11	1,480
1,255	8.63%, 04/15/31	1,629

		14,012

Oil & Gas — 0.1%
550	Conoco Funding Co. 5.45%, 10/15/06	555
2,520	ConocoPhillips 8.75%, 05/25/10	2,946

		3,501

Oil, Gas & Consumable Fuels — 0.3%
455	Alberta Energy Co. Ltd. (Canada) 7.38%, 11/01/31	559
2,350	BP Capital Markets plc (United Kingdom) 2.75%, 12/29/06	2,299
1,155	Husky Energy, Inc. (Canada) 6.15%, 06/15/19	1,206
1,230	Kerr-McGee Corp. 6.95%, 07/01/24	1,275
	Kinder Morgan Energy Partners LP
760	7.30%, 08/15/33	881
935	7.40%, 03/15/31	1,088
635	7.75%, 03/15/32	772
992	Pemex Project Funding Master Trust 8.63%, 02/01/22	1,213
2,045	Pioneer Natural Resources Co. 5.88%, 07/15/16	2,012

		11,305

Paper & Forest Products — 0.1%
	International Paper Co.
1,904	4.00%, 04/01/10	1,814
879	4.25%, 01/15/09	860
885	5.85%, 10/30/12	907
1,008	Union Camp Corp. 6.50%, 11/15/07	1,040
	Weyerhaeuser Co.
123	6.13%, 03/15/07	125
700	6.75%, 03/15/12	756

		5,502

Pharmaceuticals — 0.0% (g)
790	Wyeth 6.45%, 02/01/24	867

See Notes to Financial Statements.	Page 27

Principal Amount	Security Description

Real Estate — 0.1%
2,694	EOP Operating LP 6.75%, 02/15/12	2,914
392	ERP Operating LP 4.75%, 06/15/09	389

		3,303

Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp
1,375	6.13%, 03/15/09	1,434
1,425	7.13%, 12/15/10	1,576
	Norfolk Southern Corp.
299	5.59%, 05/17/25	299
871	5.64%, 05/17/29	873
326	7.25%, 02/15/31	397
34	7.80%, 05/15/27	43

		4,622

Supranational — 0.0% (g)
560	Corp. Andina de Fomento (Supranational) 5.20%, 05/21/13	562

Thrifts & Mortgage Finance — 0.3%
784	Bank United Series A, 8.00%, 03/15/09	861
	Countrywide Home Loans, Inc.
1,680	3.25%, 05/21/08	1,617
1,400	Series E, 7.20%, 10/30/06	1,435
3,080	Series L, 4.00%, 03/22/11	2,926
980	Washington Mutual Bank FA 6.88%, 06/15/11	1,068
2,921	Washington Mutual, Inc. 4.20%, 01/15/10	2,851
1,400	World Savings Bank FSB 4.50%, 06/15/09	1,388

		12,146

Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.
456	7.50%, 05/01/07	476
4,047	7.88%, 03/01/11	4,607
1,215	8.75%, 03/01/31	1,640

		6,723

	Total Corporate Bonds (Cost $536,771)	546,873

U.S. Government Agency Mortgages — 6.9%
	Federal Home Loan Mortgage Corp. Gold Pools
15,640	4.00%, 05/01/14-05/01/19	15,125
1,302	4.50%, 08/01/18	1,278
36,691	5.00%, 06/01/34	35,962
4,398	5.50%, 06/01/17-10/01/33	4,409
4,699	6.00%, 04/01/18-01/01/34	4,796
8,234	6.50%, 08/01/16-11/01/34	8,505
1,303	7.00%, 04/01/17-08/01/32	1,362
1,866	7.50%, 09/01/10-11/01/15	1,957
212	8.50%, 11/01/15	227
	Federal Home Loan Mortgage Corp. Conventional Pools
358	ARM, 4.66%, 07/01/19	365
363	ARM, 4.95%, 04/01/30	372

See Notes to Financial Statements.	Page 28

Principal Amount		Security Description

—	(h)	7.50%, 07/01/16	—	(h)
104		12.00%, 08/01/15-07/01/19	113
		Federal National Mortgage Association Conventional Pool	s
40		ARM, 3.48%, 01/01/19	41
525		ARM, 4.14%, 09/01/27	530
538		ARM, 4.36%, 03/01/29	539
125		ARM, 4.55%, 03/01/19	127
21,370		ARM, 4.89%, 01/01/35	21,356
1,099		3.50%, 04/01/19	1,021
13,118		4.00%, 07/01/18-12/01/18	12,641
24,023		4.50%, 11/01/14-11/01/19	23,552
53,921		5.00%, 12/01/16-09/01/35	53,552
33,856		5.50%, 06/01/12-03/01/34	34,221
10,405		6.00%, 02/01/14-09/01/33	11,308
10,881		6.50%, 04/01/09-08/01/24	11,252
5,024		7.00%, 03/01/17-02/01/33	5,263
324		7.50%, 03/01/17-07/01/30	342
5,373		8.00%, 11/01/12-09/01/28	5,750
450		9.00%, 05/01/18-04/01/26	491
99		9.50%, 07/01/28	109
780		10.89%, 04/15/19	863
83		12.50%, 01/01/16	92
		Government National Mortgage Association Various Pools
6,320		5.50%, 06/15/33-09/15/34	6,383
3,670		6.50%, 06/15/17-04/15/33	3,821
1,458		7.00%, 02/15/33-06/15/33	1,543
948		7.50%, 11/15/22-11/15/31	1,006
2,622		8.00%, 01/15/16-09/20/28	2,801
205		8.50%, 07/15/08-05/20/25	225
28		9.00%, 12/15/16-10/15/30	30

		Total U.S. Government Agency Mortgages (Cost $275,627)	273,330

U.S. Government Agency Securities — 1.2%
		Federal Home Loan Mortgage Corp.
4,645		4.13%, 07/12/10	4,569
1,260		5.75%, 01/15/12	1,337
1,120		6.63%, 09/15/09	1,205
1,550		6.88%, 09/15/10	1,711
		Federal Housing Authority
1,675		7.43%, 01/01/22	1,675
455		7.43%, 08/01/20	464
		Federal National Mortgage Association
18,000		5.25%, 04/15/07	18,227
2,240		5.50%, 03/15/11	2,340
1,778		6.13%, 03/15/12	1,930
4,822		6.25%, 02/01/11	5,153
1,176		6.38%, 06/15/09	1,249
2,000		7.13%, 01/15/30	2,598
1,316		7.13%, 06/15/10	1,458
5,881		7.25%, 01/15/10	6,496

		Total U.S. Government Agency Securities (Cost $49,696)	50,412

See Notes to Financial Statements.	Page 29

Principal Amount	Security Description

U.S. Treasury Obligations — 22.6%
	U.S. Treasury Bonds
4,685	6.13%, 11/15/27	5,653
1,000	6.25%, 08/15/23	1,196
1,120	7.13%, 02/15/23	1,453
3,100	7.25%, 05/15/16	3,835
24,490	7.25%, 08/15/22 (m)	31,998
4,142	7.50%, 11/15/16	5,243
1,680	7.63%, 02/15/25	2,319
8,717	7.88%, 02/15/21 (m)	11,857
4,870	8.75%, 05/15/17	6,746
4,789	8.75%, 08/15/20	6,931
336	8.88%, 02/15/19	481
728	9.25%, 02/15/16	1,018
5,499	9.88%, 11/15/15 (m)	7,937
45,054	10.38%, 11/15/12 (m)	50,654
7,150	11.25%, 02/15/15 (m)	10,902
14,721	11.75%, 11/15/14 (m)	18,864
63,245	12.00%, 08/15/13 (m)	76,499
12,545	12.50%, 08/15/14 (m)	16,222
70,503	12.75%, 11/15/10 (m)	71,224
560	13.25%, 05/15/14	729
	U.S. Treasury Inflation Indexed Bonds
12,217	3.63%, 04/15/28 (m)	15,984
3,337	3.88%, 01/15/09	3,620
21,326	4.25%, 01/15/10	23,854
	U.S. Treasury Notes
560	3.13%, 09/15/08	544
1,078	3.50%, 11/15/06	1,071
17,925	3.50%, 08/15/09	17,472
2,000	3.63%, 04/30/07	1,983
1,225	3.63%, 07/15/09	1,200
400	3.63%, 01/15/10	391
26,215	4.00%, 06/15/09	26,035
3,645	4.00%, 02/15/14	3,562
2,805	4.75%, 05/15/14	2,890
2,700	5.00%, 08/15/11	2,806
1,320	5.38%, 02/15/31	1,479
840	5.63%, 05/15/08	870
9,168	5.75%, 08/15/10	9,778
13,497	6.00%, 08/15/09	14,354
3,080	6.13%, 08/15/07	3,187
2,800	6.50%, 10/15/06	2,866
47,361	6.50%, 02/15/10 (m)	51,605
560	6.88%, 05/15/06	569
	U.S. Treasury STRIPS
3,080	PO, 05/15/07	2,883
10,529	PO, 05/15/08	9,454
2,165	PO, 05/15/09	1,863
8,317	PO, 11/15/09	6,980

See Notes to Financial Statements.	Page 30

Principal Amount	Security Description

15,178	PO, 02/15/10	12,675
11,033	PO, 02/15/11	8,827
26,518	PO, 05/15/11	21,008
40,117	PO, 05/15/12	30,353
27,457	PO, 11/15/12	20,298
36,586	PO, 02/15/13	26,665
27,671	PO, 08/15/13	19,694
6,750	PO, 11/15/13	4,745
20,553	PO, 02/15/14 (m)	14,257
8,429	PO, 05/15/14 (m)	5,778
21,764	PO, 08/15/14 (m)	14,745
21,274	PO, 11/15/14	14,243
8,096	PO, 11/15/15	5,177
37,248	PO, 11/15/15	23,745
18,909	PO, 02/15/15 (m)	12,498
5,395	PO, 05/15/15	3,537
20,193	PO, 08/15/15	13,042
68,923	PO, 02/15/16	43,364
11,537	PO, 05/15/16	7,171
2,632	PO, 08/15/16	1,616
7,161	PO, 11/15/16	4,343
13,834	PO, 02/15/17	8,286
1,025	PO, 05/15/17	606
6,500	PO, 11/15/17	3,746
45,754	PO, 05/15/18	25,714
16,572	PO, 02/15/19	8,965
1,008	PO, 02/15/22	470
7,869	PO, 02/15/23	3,494

	Total U.S. Treasury Obligations (Cost $895,168)	898,123

Municipal Bond — 0.1%
Illinois
3,000	Illinois State, Taxable Pension GO, 5.10%, 06/01/33 Total Municipal Bonds (Cost $3,000)	2,960

Foreign Government Securities — 0.6%
	Province of Quebec (Canada)
6,441	5.75%, 02/15/09	6,682
1,400	6.50%, 01/17/06	1,410
560	SUB, 7.36%, 03/06/26	715
	United Mexican States (Mexico)
2,313	4.63%, 10/08/08	2,301
2,035	5.88%, 01/15/14	2,106
2,105	6.38%, 01/16/13	2,240
1,925	8.30%, 08/15/31	2,401
1,000	8.30%, 08/15/31	1,248
4,881	Series A, 7.50%, 04/08/33	5,650
	Total Foreign Government Securities	24,753

	(Cost $22,826)
	Total Long Term Investments	3,622,870

	(Cost $3,630,203)

See Notes to Financial Statements.	Page 31

Principal Amount	Security Description

Short-Term Investment — 8.7%
Investment Company — 8.7%
346,424	JPMorgan Liquid Assets Money Market Fund (b) 3.65%, 12/31/49
	Total Short Term Investments (Cost $346,424)	346,424

Investments of Cash Collateral for Securities Loaned — 6.4%
Certificates of Deposit — 0.4%
14,992	Bank of New York 3.74%, 11/02/05	14,992
2,133	Natexis Banques Populaires 4.12%, 10/03/05	2,133

		17,125

Corporate Notes — 5.7%
15,000	American Express Credit Corp. FRN, 3.85%, 10/26/05	15,000
25,000	Berkshire Hathaway Finance FRN, 3.60%, 10/11/05	25,000
16,999	Beta Finance, Inc. 4.00%, 10/03/05	16,999
439	Citigroup Global Markets Holding, Inc. FRN, 3.94%, 12/12/05	439
25,000	General Electric Co. FRN, 3.70%, 10/24/05	25,000
	Greenwich Capital Holdings, Inc.
13,057	FRN, 4.25%, 10/11/05	13,057
25,000	FRN, 4.25%, 10/11/05	25,000
	Lehman Brothers Holdings, Inc.
3,500	FRN, 4.02%, 10/03/05	3,500
25,000	FRN, 4.14%, 10/03/05	25,000
19,999	Liberty Lighthouse U.S. Capital FRN, 3.83%, 10/03/05	19,999
	MBIA Global Funding LLC
597	FRN, 3.93%, 10/26/05	597
25,000	FRN, 3.93%, 10/26/05	25,000
18,748	Sigma Finance, Inc. FRN, 4.11%, 10/03/05	18,748
5,000	Wells Fargo & Co. FRN, 4.07%, 10/03/05	5,000
7,500	World Savings Bank FSB 3.86%, 10/20/05	7,500
		225,839

Repurchase Agreement — 0.3%
10,786	UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05, repurchase price $10,788, collateralized by U.S. Agencies	10,786

	Total Investments of Cash Collateral for Securities Loaned (Cost $253,749)	253,750

Total Investments — 106.3%
(Cost $4,230,376)		$4,223,044
Liabilities in Excess of Other Assets — (6.3%)		(250,760)

Net Assets 100.0%		$3,972,284

See Notes to Financial Statements.	Page 32

Percentages indicated are based on net assets.
Abbreviations:
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisor, Inc.
(d) Defaulted Security.
(e) All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g) Amount rounds to less than 0.1%.
(h) Amount rounds to less than one thousand.
(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ARM Adjustable Rate Mortgage
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.
GO            General Obligation
HB            High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.
IF            Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO            Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO            Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
STRIPS Separate trading or registered interest and principal of securities. The STRIPS program lets investors hold and trade the individual interest and principal components of eligible notes and bonds as separate securities.
SUB Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.
VAR Variable. The interest rate shown is the rate in effect at September 30, 2005.
As of September 30, 2005 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,713
Aggregate gross unrealized depreciation	(73,045)
Net unrealized appreciation/depreciation	$(7,332)

Federal income tax cost of investments	$4,230,376

See Notes to Financial Statements.	Page 33

JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Cusip	Principal Amount	Security Description	Value

Long-Term Investments—96.2%
Assets Backed Securities — 4.0%
02582JCX6	$2,885	American Express Credit Account Master Trust Series 2004-3, Class A, 4.35%, 12/15/11	$2,863
		AmeriCredit Automobile Receivables Trust
03061NEJ4	642	Series 2001-C, Class A4, 5.01%, 07/14/08	643
03061NEN5	821	Series 2001-D, Class A4, 4.41%, 11/12/08	822
03061NET2	632	Series 2002-A, Class A4, 4.61%, 01/12/09	633
06606WAF1	1,229	BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 02/25/13	1,243
14040KBX5	1,880	Capital One Master Trust Series 2001-5, Class A, 5.30%, 06/15/09	1,893
143128CG9	2,425	Carmax Auto Owner Trust Series 2005-1, Class A3, 4.13%, 05/15/09	2,409
		Citibank Credit Card Issuance Trust
17305EAV7	5,000	Series 2002-A1, Class A1, 4.95%, 02/09/09	5,027
17305EAW5	2,900	Series 2002-C2, Class C2, 6.95%, 02/18/14	3,177
17305ECR4	1,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	991
12613XBW0	1,475	CNH Equipment Trust Series 2003-B, Class A3B, 2.47%, 01/15/08	1,463
204012AD0	1,726	Community Program Loan Trust Series 1987-A, Class A4, 4.50%, 10/01/18	1,709
126673QD7	5,000	Countrywide Asset-Backed Certificates Series 2004-AB2, Class A2, FRN, 4.10%, 10/25/33	5,009
22540VWZ1	275	CS First Boston Mortgage Securities Corp. Series 2002-HE4, Class AF, 5.51%, 08/25/32	276
34527RKE2	5,000	Ford Credit Auto Owner Trust Series 2004-A, Class A3, 2.93%, 03/15/08	4,939
36157NBQ6	132	GE Capital Mortgage Services, Inc. Series 1997-HE3, Class A6, 6.72%, 10/25/27	132
		Green Tree Financial Corp.
393505FZ0	4,350	Series 1995-2, Class B1, 8.60%, 05/15/26	4,572
393505KY7	4,610	Series 1995-10, Class B1, 7.05%, 01/15/26	4,038
55264TBM2	1,000	MBNA Credit Card Master Note Trust Series 2003-C1, Class C1, FRN, 5.47%, 06/15/12	1,057
		MBNA Master Credit Card Trust USA
55262TEF6	262	Series 1999-D, Class B, 6.50%, 11/15/08	265
55262SAV7	1,500	Series 2000-D, Class C, 8.40%, 09/15/09	1,581
68338SEJ3	2,741	Onyx Acceptance Grantor Trust Series 2004-B, Class A3, 3.09%, 09/15/08	2,722
760985EZ0	125	Residential Asset Mortgage Products, Inc. Series 2001-RS3, Class AI4, SUB, 6.29%, 10/25/31	124
81481MAW9	383	Security Pacific Acceptance Corp. Series 1995-1, Class A3, 7.25%, 05/10/17	388
85333JBE6	600	Standard Credit Card Master Trust Series A, 7.25%, 04/07/08	609
92927CAD2	3,926	WFS Financial Owner Trust Series 2003-4, Class A4, 3.15%, 05/20/11	3,853

		Total Asset Backed Securities (Cost $52,752)	52,438

Cusip	Principal Amount	Security Description	Value

Collateralized Mortgage Obligations — 26.0%
Agency CMO —20.0%
026711AT8	5	American Housing Trust Series V, Class 1G, 9.13%, 04/25/21	6
		Federal Home Loan Mortgage Corp.
31340YCX5	131	Series 11, Class D, 9.50%, 07/15/19	131
31340YMP1	56	Series 38, Class D, 9.50%, 05/15/20	60
31340YS42	36	Series 81, Class A, 8.13%, 11/15/20	36
31340YU72	71	Series 84, Class F, 9.20%, 10/15/20	71
312903EY9	44	Series 109, Class I, 9.10%, 01/15/21	44
312906J50	13	Series 198, Class Z, 8.50%, 09/15/22	13
312908GB6	681	Series 201, Class Z, 8.00%, 02/15/23	680
312909NQ3	231	Series 1254, Class N, 8.00%, 04/15/22	230
312910VJ8	564	Series 1316, Class Z, 8.00%, 06/15/22	571
312911GX2	158	Series 1343, Class LB, 7.50%, 08/15/22	160
312914HC1	296	Series 1456, Class Z, 7.50%, 01/15/23	304
312915Z95	126	Series 1506, Class PH, 6.75%, 04/15/08	126
312916PX1	3,540	Series 1538, Class J, 6.50%, 06/15/08	3,600
312916Z44	1,000	Series 1543, Class VN, 7.00%, 07/15/23	1,046
3133T0DB7	115	Series 1556, Class H, 6.50%, 08/15/13	118
3133T0QX5	443	Series 1561, Class J, 6.50%, 08/15/08	450
3133T1FB3	365	Series 1577, Class PV, 6.50%, 09/15/23	373
3133T1NM0	383	Series 1595, Class D, 7.00%, 10/15/13	393
3133T2PN4	344	Series 1611, Class JC, IF, 10.00%, 08/15/23	356
3133T3KK3	3,523	Series 1628, Class LZ, 6.50%, 12/15/23	3,675
3133T2CP3	802	Series 1630, Class PJ, 6.00%, 05/15/23	811
3133T3FF0	3,777	Series 1637, Class G, 6.00%, 06/15/23	3,814
3133T3XX1	561	Series 1667, Class B, 6.00%, 01/15/09	570
3133T36V5	23	Series 1671, Class QC, IF, 10.00%, 02/15/24	23
3133T6LB5	960	Series 1796, Class B, 6.50%, 12/15/08	976
3133TCLJ5	415	Series 2022, Class PE, 6.50%, 01/15/28	426
3133TD6D3	1,780	Series 2036, Class PG, 6.50%, 01/15/28	1,827
3133TDX50	2,878	Series 2055, Class OE, 6.50%, 05/15/13	2,962
3133TGKG3	414	Series 2089, Class PJ, 7.00%, 10/15/28	73
3133TGT74	10,000	Series 2091, Class PG, 6.00%, 11/15/28	10,219
3133TJD42	3,003	Series 2122, Class QR, 6.25%, 01/15/28	3,024
3133THWC7	1,775	Series 2123, Class PE, 6.00%, 12/15/27	1,794
3133TJVB6	710	Series 2132, Class PD, 6.00%, 11/15/27	718
3133TJRL9	18	Series 2137, Class TM, 6.50%, 01/15/28	18
3133TLH92	559	Series 2161, Class PG, 6.00%, 04/15/28	564
3133TMGW0	1,227	Series 2201, Class C, 8.00%, 11/15/29	1,286
3133TQ4M6	605	Series 2261, Class ZY, 7.50%, 10/15/30	620
3133TRSS5	600	Series 2297, Class NB, 6.00%, 03/15/16	618
3133TSQF3	521	Series 2310, Class Z, 6.00%, 04/15/31	527
3133TTK67	225	Series 2313, Class LA, 6.50%, 05/15/31	232
3133TTTB7	5,524	Series 2330, Class PE, 6.50%, 06/15/31	5,703
313399AJ6	2,193	Series 2344, Class QG, 6.00%, 08/15/16	2,249
313399TA5	2,437	Series 2345, Class PQ, 6.50%, 08/15/16	2,520
31339GT50	1,985	Series 2368, Class TG, 6.00%, 10/15/16	2,037
31339LFD7	3,802	Series 2394, Class MC, 6.00%, 12/15/16	3,901
31339MSK5	1,000	Series 2399, Class PG, 6.00%, 01/15/17	1,038
31339NHY5	300	Series 2410, Class QB, 6.25%, 02/15/32	313
31339NW36	1,000	Series 2430, Class WF, 6.50%, 03/15/32	1,048
31392KCN4	5,608	Series 2454, Class BG, 6.50%, 08/15/31	5,709
31392K5C6	1,500	Series 2455, Class GK, 6.50%, 05/15/32	1,568
31392PKZ7	10,000	Series 2457, Class PE, 6.50%, 06/15/32	10,295
31392MM82	2,000	Series 2466, Class DH, 6.50%, 06/15/32	2,083

Cusip	Principal Amount	Security Description	Value

31393HGW6	2,000	Series 2543, Class YX, 6.00%, 12/15/32	2,061
31393JPS1	2,000	Series 2557, Class WJ, 5.00%, 07/15/14	2,006
31393PHC1	542	Series 2602, Class BX, 3.50%, 12/15/22	514
31393R6M7	2,000	Series 2617, Class GR, 4.50%, 05/15/18	1,931
31393RMZ0	5,532	Series 2636, Class Z, 4.50%, 06/15/18	5,274
31393WGT0	944	Series 2643, Class KG, 4.00%, 05/15/18	941
31394HR86	2,013	Series 2656, Class AC, 6.00%, 08/15/33	2,044
31394HUL3	1,149	Series 2668, Class SB, IF, 3.85%, 10/15/15	1,114
31394KM50	3,500	Series 2686, Class GB, 5.00%, 05/15/20	3,504
31394MNR7	5,000	Series 2715, Class NG, 4.50%, 12/15/18	4,834
31394MNE6	2,000	Series 2716, Class UN, 4.50%, 12/15/23	1,890
31394MYB0	5,000	Series 2720, Class PC, 5.00%, 12/15/23	4,968
31394PNR0	780	Series 2755, Class SA, IF, 6.66%, 05/15/30	772
31394PXG3	1,908	Series 2756, Class NA, 5.00%, 02/15/24	1,902
31394TNN1	3,000	Series 2762, Class LD, 5.00%, 10/15/27	3,005
31394TX67	2,000	Series 2764, Class UC, 5.00%, 05/15/27	2,004
31394WJS8	1,223	Series 2776, Class SK, IF, 3.42%, 04/15/34	914
31394YZY3	692	Series 2811, PO, 06/15/34	544
31395CYD7	555	Series 2827, Class SQ, IF, 7.50%, 01/15/19	573
31395TD27	1,346	Series 2958, Class KB, 5.50%, 04/15/35	1,347
31395TRZ9	5,777	Series 2962, Class WJ, 5.50%, 06/15/24	5,888
31395VAS8	5,375	Series 2993, Class MN, 5.00%, 06/15/23	5,385
		Federal Home Loan Mortgage Corp. Structured Pass
31393LFK4	793	Through Securities Series T-54, Class 2A, 6.50%, 02/25/43	814
		Federal Home Loan Mortgage Corp.- Government National Mortgage Association
3133T2UF5	584	Series 23, Class KZ, 6.50%, 11/25/23	599
3133T2HS2	4,118	Series 24, Class J, 6.25%, 11/25/23	4,186
3133T5FK4	690	Series 29, Class J, 7.00%, 09/25/23	694
3133T5ER0	393	Series 31, Class Z, 8.00%, 04/25/24	424
		Federal National Mortgage Association
313602DB7	42	Series 1988-13, Class C, 9.30%, 05/25/18	46
3136026J8	493	Series 1989-72, Class E, 9.35%, 10/25/19	535
313603MV1	17	Series 1989-98, Class H, 11.50%, 12/25/19	19
313603QH8	28	Series 1990-1, Class D, 8.80%, 01/25/20	30
31358E5A6	36	Series 1990-110, Class H, 8.75%, 09/25/20	38
31358FCQ0	26	Series 1990-117, Class E, 8.95%, 10/25/20	28
31358J2K6	246	Series 1991-141, Class PZ, 8.00%, 10/25/21	260
31358LQ66	123	Series 1992-31, Class M, 7.75%, 03/25/22	129
31358NJM5	155	Series 1992-78, Class H, 7.50%, 06/25/07	157
31358NZD7	153	Series 1992-79, Class Z, 9.00%, 06/25/22	165
31358NWF5	152	Series 1992-101, Class J, 7.50%, 06/25/22	155
31358QA47	34	Series 1992-179, Class H, 7.00%, 09/25/07	34
31358Q4G7	1,473	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,546
31358TSG5	32	Series 1993-17, Class C, 8.00%, 11/25/10	32
31358T5U9	109	Series 1993-23, Class PZ, 7.50%, 03/25/23	116
31358UJ98	277	Series 1993-55, Class K, 6.50%, 05/25/08	281
31358U5G7	549	Series 1993-56, Class PZ, 7.00%, 05/25/23	571
31358UR24	454	Series 1993-60, Class Z, 7.00%, 05/25/23	475
31359AMH9	966	Series 1993-79, Class PL, 7.00%, 06/25/23	1,018
31359ATA7	219	Series 1993-86, Class H, 6.50%, 06/25/08	223
31359BH26	53	Series 1993-140, Class H, 6.50%, 03/25/13	53
31359B4M6	1,602	Series 1993-141, Class Z, 7.00%, 08/25/23	1,681
31359B6U6	843	Series 1993-149, Class M, 7.00%, 08/25/23	877
31359DXC2	1,084	Series 1993-160, Class AJ, 6.50%, 04/25/23	1,101

Cusip	Principal Amount	Security Description	Value

31359DXD0	1,563	Series 1993-160, Class ZA, 6.50%, 09/25/23	1,660
31359ECX7	1,070	Series 1993-175, Class PG, 6.50%, 09/25/08	1,087
31359EK34	29	Series 1993-205, Class H, PO, 09/25/23	25
31359FLM8	151	Series 1993-231, Class M, 6.00%, 12/25/08	152
31359FF52	120	Series 1993-255, Class E, 7.10%, 12/25/23	128
31359FX78	782	Series 1993-257, Class C, PO, 06/25/23	707
31359F3X4	1,500	Series 1994-1, Class L, 6.50%, 01/25/14	1,551
31359GYS9	111	Series 1994-23, Class PE, 6.00%, 08/25/22	111
31359GYZ3	3,800	Series 1994-23, Class PX, 6.00%, 08/25/23	3,890
31359GE85	2,000	Series 1994-28, Class K, 6.50%, 08/25/23	2,028
31359GJ72	116	Series 1994-32, Class Z, 6.50%, 03/25/09	117
31359HRM8	400	Series 1994-65, Class PK, PO, 04/25/24	344
31359LQE8	449	Series 1995-4, Class Z, 7.50%, 10/25/22	483
31359LZK4	338	Series 1995-19, Class K, 6.50%, 09/25/08	343
31359LZB4	649	Series 1995-19, Class Z, 6.50%, 11/25/23	696
31359KM20	431	Series 1996-59, Class K, 6.50%, 07/25/23	438
31359NTJ0	443	Series 1997-11, Class E, 7.00%, 03/18/27	462
31359NR78	185	Series 1997-27, Class J, 7.50%, 04/18/27	195
31359PEL6	2,500	Series 1997-31, Class EB, 6.00%, 04/18/12	2,560
31359PW77	500	Series 1997-42, Class EG, 8.00%, 07/18/27	566
31359QLQ5	2,761	Series 1997-63, Class ZA, 6.50%, 09/18/27	2,857
31359UV93	219	Series 1998-63, Class PG, 6.00%, 03/25/27	219
31359WXR7	1,865	Series 1999-47, Class JZ, 8.00%, 09/18/29	2,028
31359XYK9	1,422	Series 2000-8, Class Z, 7.50%, 02/20/30	1,493
31359SGY0	2,597	Series 2001-4, Class PC, 7.00%, 03/25/21	2,714
31359SMR8	1,801	Series 2001-5, Class OW, 6.00%, 03/25/16	1,843
31392BS56	1,000	Series 2002-11, Class QG, 5.50%, 03/25/17	1,024
31392CVJ0	251	Series 2002-16, Class VD, 6.50%, 06/25/18	251
31392CHD9	5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	5,114
31392EEV8	1,000	Series 2002-55, Class QE, 5.50%, 09/25/17	1,017
31392EYB0	1,500	Series 2002-61, Class PE, 5.50%, 05/25/16	1,515
31392FPN1	2,000	Series 2002-74, Class PD, 5.00%, 11/25/15	2,001
31392HM75	2,500	Series 2003-8, Class QD, 5.00%, 09/25/16	2,499
31393CRH8	2,000	Series 2003-47, Class PE, 5.75%, 06/25/33	2,025
31393B2K0	558	Series 2003-60, Class DA, 4.25%, 06/25/21	544
31393DZD6	3,353	Series 2003-73, Class GA, 3.50%, 05/25/31	3,190
31393ERS0	2,000	Series 2003-83, Class PG, 5.00%, 06/25/23	1,987
31393EQX0	150	Series 2003-91, Class SD, IF, 6.12%, 09/25/33	143
31393TCH7	7,600	Series 2003-92, Class PD, 4.50%, 03/25/17	7,483
31393T2K1	5,000	Series 2003-113, Class PC, 4.00%, 03/25/15	4,876
31393UYP2	1,000	Series 2003-128, Class KE, 4.50%, 01/25/14	988
31393UYD9	9,247	Series 2003-128, Class NG, 4.00%, 01/25/19	8,671
31393XPM3	1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	925
31393XHW0	247	Series 2004-22, Class A, 4.00%, 04/25/19	228
31394ABD7	1,000	Series 2004-53, Class NC, 5.50%, 07/25/24	1,027
31394DQZ6	4,700	Series 2005-40, Class YA, 5.00%, 09/25/20	4,706
31394E3U0	5,235	Series 2005-68, Class JK, 5.25%, 05/25/35	5,236
31358JWF4	98	Series G-29, Class O, 8.50%, 09/25/21	102
31358LK47	812	Series G92-15, Class Z, 7.00%, 01/25/22	834
31358NRT1	66	Series G92-30, Class Z, 7.00%, 06/25/22	68
31358Q7C3	137	Series G92-62, Class B, PO, 10/25/22	119
31393XGQ4	1,151	Federal National Mortgage Association Whole Loan Series 2004-W2, Class 2A2, 7.00%, 02/25/44	1,202
		Government National Mortgage Association
3837H0P98	517	Series 1997-7, Class ZA, 9.00%, 05/16/27	557

Cusip	Principal Amount	Security Description	Value

3837H0S79	632	Series 1997-8, Class PN, 7.50%, 05/16/27	659
3837H3CG0	147	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	161
3837H3ST5	1,614	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,699
3837H32Y2	2,986	Series 2000-1, Class PK, 8.00%, 01/16/30	3,146
3837H4ND3	992	Series 2000-9, Class Z, 8.00%, 06/20/30	1,017
3837H4A21	845	Series 2000-26, Class Z, 7.75%, 09/20/30	870
38373TN35	2,762	Series 2002-4, Class TD, 7.00%, 01/20/32	2,888
38373XDM5	3,000	Series 2002-45, Class QE, 6.50%, 06/20/32	3,132
38373X6F8	150	Series 2002-47, Class HM, 6.00%, 07/16/32	155
38374H4S6	140	Series 2004-73, Class AE, IF, 7.04%, 08/17/34	138
		Vendee Mortgage Trust
911760HH2	2,738	Series 1996-2, Class 1Z, 6.75%, 06/15/26	2,847
911760LH7	7,200	Series 1998-1, Class 2E, 7.00%, 09/15/27	7,479
911760MJ2	306	Series 1999-1, Class 2Z, 6.50%, 01/15/29	315

			263,246

Non-Agency CMO — 6.0%
000780KP0	595	ABN Amro Mortgage Corp Series 2003-7, Class A3, 4.50%, 07/25/18	579
		Banc of America Mortgage Securities
05948XSR3	1,665	Series 2003-7, Class A2, 4.75%, 09/25/18	1,640
05948X4Q1	1,458	Series 2004-2, Class 2A4, 5.50%, 03/25/34	1,461
05949ABG4	6,082	Series 2004-3, Class 2A1, 5.50%, 04/25/34	6,074
05949AQC7	1,000	Series 2004-7, Class 2A2, 5.75%, 08/25/34	1,008
05949ATR1	703	Series 2004-8, Class X, PO, 10/25/34	655
05949AP87	504	Series 2005-1, Class 1A17, 5.50%, 02/25/35	484
07383FCU0	918	Bear Stearns Commercial Mortgage Securities Series 2000-WF1, Class A1, 7.64%, 02/15/32	962
073914VW0	31	Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, VAR, 6.67%, 03/25/31	31
		BHN II Mortgage Trust
BOS44XAC3	439	Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	11
BOS44UAC9	703	Series 1997-2, Class A2, 7.54%, 05/31/17 (i)	35
15132EEX2	2,297	Cendant Mortgage Corp. Series 2003-8, Class 1A8, 5.25%, 09/25/33	2,276
17307GAS7	380	Citigroup Mortgage Loan Trust, Inc. Series 2003-UST1, Class 3, PO, 12/25/18	337
		Countrywide Alternative Loan Trust
12669FFD0	2,405	Series 2003-J3, Class 2A1, 6.25%, 12/25/33	2,438
12667FLY9	6,013	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	5,940
12667GVN0	859	Series 2005-J6, Class 2A1, 5.50%, 07/25/25	858
		Countrywide Home Loan Mortgage Pass Through Trust
12669DPY8	4,000	Series 2002-32, Class 1A18, 6.00%, 01/25/33	4,026
12669DSZ2	500	Series 2002-35, Class 2A10, 6.00%, 02/25/33	513
12669GB91	232	Series 2005-13, Class A1, 5.50%, 06/25/35	233
		Credit Suisse First Boston Mortgage Securities Corp.
22540AE38	4	Series 2001-9, Class 2A5, 8.50%, 04/25/31	4
225458AR9	1,000	Series 2005-1, Class 1A16, 5.50%, 02/25/35	988
23322BKE7	1,975	DLJ Commercial Mortgage Corp. Series 2000-CF1, Class A1B, 7.62%, 06/10/33	2,186
32051GEM3	2,343	First Horizon Asset Securities, Inc. Series 2004-AR7, Class 2A1, FRN, 4.94%, 02/25/35	2,334
576433UE4	1,291	MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,264
		MASTR Alternative Loans Trust
576435BB6	968	Zero Coupon, 05/28/35	723

Cusip	Principal Amount	Security Description	Value

576434JU9	703	Series 2003-8, Class 3A1, 5.50%, 12/25/33	705
576434TQ7	417	Series 2004-7, Class 30, PO, 08/25/34	315
576434VU5	4,381	Series 2004-10, Class 1A1, 4.50%, 09/25/19	4,261
576434XE9	1,067	Series 2004-11, Class 8A3, 5.50%, 10/25/19	1,075
		MASTR Asset Securitization Trust
55265KUZ0	2,645	Series 2003-4, Class 2A2, 5.00%, 05/25/18	2,647
55265KYZ6	495	Series 2003-6, Class 8A1, 5.50%, 07/25/33	492
55265KX95	1,563	Series 2003-11, Class 3A1, 4.50%, 12/25/18	1,520
57643MDJ0	447	Series 2004-6, Class 15, PO, 07/25/19	339
57643MEH3	879	Series 2004-8, PO, 08/25/19	688
61913PAP7	1,445	Mortgage IT Trust Series 2005-1, Class 1A1, VAR, 4.15%, 02/25/35	1,445
62951MAM2	1,030	Nomura Asset Acceptance Corp. Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,048
		Paine Webber CMO Trust
69573QAE4	36	Series H, Class 4, 8.75%, 04/01/18	38
69573TAC2	7	Series J, Class 3, 8.80%, 05/01/18	7
69573VAC7	43	Series L, Class 4, 8.95%, 07/01/18	45
69348RJU1	64	PNC Mortgage Securities Corp. Series 1999-4, Class 4A4, 6.50%, 05/25/29	64
		Residential Accredit Loans, Inc.
76110HUL1	550	Series 2004-QS8, Class A2, 5.00%, 06/25/34	542
76110H3A5	4,000	Series 2005-QS5, Class A4, 5.75%, 04/25/35	3,961
		Residential Funding Mortgage Securities I
76111J3K8	1,770	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,713
76111XHP1	2,902	Series 2004-S4, Class 2A7, 4.50%, 04/25/19	2,823
760985VH1	1,309	Residential Funding Securities Corp. Series 2003-RM2, Class AII, 5.00%, 05/25/18	1,300
86359AM67	349	Structured Asset Securities Corp Series 2003-21, Class 1A3, 5.50%, 07/25/33	350
929766WJ8	2,000	Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class A2, 4.04%, 10/15/41	1,944
		Washington Mutual, Inc.
22540VY63	3,193	Series 2002-S4, Class A4, 6.50%, 10/19/29	3,223
92922FNJ3	1,668	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	1,644
		Wells Fargo Mortgage Backed Securities Trust
94979RAJ9	208	Series 2003-8, Class A9, 4.50%, 08/25/18	200
949762AA6	631	Series 2003-10, Class A1, 4.50%, 09/25/18	611
949761AD2	500	Series 2003-11, Class 1A4, 4.75%, 10/25/18	492
94981CBD0	414	Series 2003-17, Class 2A9, PO, 01/01/34	228
94982CAJ7	320	Series 2004-DD, Class 2A8, FRN, 4.53%, 01/25/35	312
949779AC6	2,611	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	2,553
94978LAC8	399	Series 2004-Q, Class 1A3, FRN, 4.92%, 09/25/34	388
94978LAG9	2,477	Series 2004-Q, Class 2A2, FRN, 4.88%, 09/25/34	2,408
94981WAE5	2,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,928

			78,369

		Total Collateralized Mortgage Obligations (Cost $340,514)	341,615

Corporate Bonds — 33.6%
Aerospace & Defense — 0.4%
05366BAB8	500	Aviall, Inc. 7.63%, 07/01/11	515
502413AT4	750	L-3 Communications Corp. 6.38%, 10/15/15 (e)	755
543859AH5	400	Loral Corp. 7.00%, 09/15/23	465
615394AF0	750	Moog, Inc. 6.25%, 01/15/15	754
817320AL8	500	Sequa Corp. Series B 8.88%, 04/01/08	520

Cusip	Principal Amount	Security Description	Value

87203RAC6	1,479	Systems 2001 AT LLC
		7.16%, 12/15/11 (e)	1,559

			4,568

Airlines — 1.0%
		American Airlines, Inc.
023771Q92	500	7.25%, 02/05/09	490
023778AB9	992	10.18%, 01/02/13	719
210795PL8	447	Continental Airlines, Inc. 7.88%, 07/02/18	413
247361XHA	642	Delta Airlines Inc. 10.00%, 12/05/14 (d) (e)	128
		NWA Trust
62945CAK7	4,631	9.25%, 06/21/14 (d)	4,637
62945CAL5	3,308	10.23%, 06/21/14 (d)	2,580
		United Airlines, Inc.
909279AT8	1,000	9.13%, 01/15/12 (d)	147
909317AY5	4,258	6.07%, 09/01/14 (d)	4,111

			13,225

Auto Components — 0.1%
043339CA6	750	Arvin Industries, Inc. 7.13%, 03/15/09	731

Automobiles — 0.2%
233835AT4	2,000	DaimlerChrysler NA Holding Corp. 7.30%, 01/15/12	2,172

Beverages — 0.1%
071766AA7	500	Bavaria S.A. (Colombia) 8.88%, 11/01/10 (e)	551
191219AY0	400	Coca-Cola Enterprises, Inc. 6.95%, 11/15/26	468

			1,019

Capital Markets — 3.7%
03939RAB6	550	Arch Western Finance LLC 6.75%, 07/01/13	561
064057BB7	1,000	Bank of New York Co., Inc. (The) 5.20%, 07/01/07	1,010
		Bear Stearns Cos., Inc. (The)
073902CF3	2,325	3.25%, 03/25/09	2,216
073902CE6	2,000	4.50%, 10/28/10	1,969
		Credit Suisse First Boston USA, Inc.
22541LAH6	2,000	5.50%, 08/15/13	2,061
22541LAB9	1,690	6.13%, 11/15/11	1,796
257661AE8	500	6.50%, 04/01/08	521
257661AF5	1,000	6.50%, 06/01/08	1,041
302508BA3	1,000	FMR Corp. 4.75%, 03/01/13 (e)	992
38142EAR9	500	Goldman Sachs Group LP 6.75%, 02/15/06 (e)	504
		Goldman Sachs Group, Inc.
38141GDK7	1,575	4.75%, 07/15/13	1,539
38141GDQ4	780	5.25%, 10/15/13	787
38141GBU7	2,000	6.60%, 01/15/12	2,168
38141GAZ7	1,500	6.88%, 01/15/11	1,633
		Lehman Brothers Holdings, Inc.
524908FD7	3,525	4.00%, 01/22/08	3,477
52517PVU2	235	3.60%, 03/13/09	226
524908BF6	295	8.50%, 08/01/15	362
		Merrill Lynch & Co., Inc.
59018YRN3	2,750	Series B, 3.13%, 07/15/08	2,642
59018YSK8	1,900	Series C, 4.13%, 01/15/09	1,868
59018YVV0	1,100	4.79%, 08/04/10	1,096
		Morgan Stanley
61744AAN0	1,750	4.25%, 05/15/10	1,706
617446HR3	1,000	5.30%, 03/01/13	1,010
617446HC6	3,500	6.60%, 04/01/12	3,792

Cusip	Principal Amount	Security Description	Value

617446GM5	1,850	6.75%, 04/15/11	2,013
		National Rural Utilities Cooperative Finance Corp.
637432CQ6	3,500	6.00%, 05/15/06	3,534
637432CU7	400	7.25%, 03/01/12	451
86679PAA1	5,000	Sun Life Canada U.S. Capital Trust (Canada) 8.53%, 05/29/49 (e)	5,439
		TIAA Global Markets, Inc.
87244HAB1	1,000	4.13%, 11/15/07	989
87244HAA3	1,000	5.00%, 03/01/07 (e)	1,004

			48,407

Chemicals — 0.8%
009363AD4	750	Airgas, Inc. 6.25%, 07/15/14	757
26054CAD5	1,000	Dow Capital BV 8.50%, 06/08/10	1,138
277432AD2	250	Eastman Chemical Co. 7.60%, 02/01/27	293
263534BM0	775	EI Du Pont de Nemours & Co. 4.13%, 04/30/10	759
29444NAD4	500	Equistar Chemicals LP 8.75%, 02/15/09	520
373200AJ3	500	Georgia Gulf Corp. 7.13%, 12/15/13	510
447012AB1	1,000	Huntsman International LLC 10.13%, 07/01/09	1,029
		IMC Global, Inc.
449669CG3	9	7.63%, 11/01/05	9
449669CN8	750	10.88%, 08/01/13	885
450295AE0	1,000	ISP Chemco, Inc. Series B, 10.25%, 07/01/11	1,079
552078AV9	500	Lyondell Chemical Co. 10.50%, 06/01/13	565
61166WAA9	735	Monsanto Co. 7.38%, 08/15/12	837
66977WAF6	900	Nova Chemicals Corp. (Canada) 6.50%, 01/15/12	874
88089PAD5	500	Terra Capital, Inc. 11.50%, 06/01/10	573

			9,828

Commercial Banks — 3.8%
		Bank of America Corp.
060505BF0	1,000	4.38%, 12/01/10	982
63858SBC2	1,500	6.98%, 03/07/37	1,794
060505AG9	1,000	7.40%, 01/15/11	1,117
060505AD6	2,900	7.80%, 02/15/10	3,237
638585AU3	500	7.80%, 09/15/16	609
38375TAA1	7,125	Bank of Scotland (United Kingdom) VAR, 7.00%, 12/31/49 (e)	7,413
066365DC8	250	Bankers Trust Corp. 7.25%, 10/15/11	280
054937AC1	1,000	BB&T Corp. 6.50%, 08/01/11	1,081
10513QBD2	1,750	Branch Banking & Trust Co. 4.88%, 01/15/13	1,746
90331VAW2	2,500	First Bank NA 6.50%, 02/01/08	2,602
33901AAA6	1,000	FleetBoston Financial Corp. 7.38%, 12/01/09	1,098
404280AE9	400	HSBC Holdings plc (United Kingdom) 7.35%, 11/27/32 (e)	483
		Huntington National Bank
44643TAB3	2,000	8.00%, 04/01/10	2,243
49306CAE1	700	KEY Bank NA 5.70%, 08/15/12	729
492921AA9	5,000	Key Bank USA NA 7.55%, 09/15/06	5,125
571834AE0	1,740	Marshall & Ilsley Corp. 4.38%, 08/01/09	1,720
585510CG3	500	Mellon Funding Corp. 6.38%, 02/15/10	532
63534PAD9	1,500	National City Bank 4.63%, 05/01/13	1,469
638539AH9	1,500	National Westminster Bank plc (United Kingdom) 7.38%, 10/01/09	1,648
		Popular North America, Inc.
73318EAJ2	825	4.25%, 04/01/08	814
73318EAF0	500	Series E, 6.13%, 10/15/06	505
7800876N7	2,035	Royal Bank of Canada (Canada) 3.88%, 05/04/09	1,992

Cusip	Principal Amount	Security Description	Value

867914AH6	2,500	SunTrust Banks, Inc. 6.00%, 02/15/26	2,678
904851AA0	500	UnionBanCal Corp. 5.25%, 12/16/13	503
911596AL8	2,000	U.S. Bancorp 7.50%, 06/01/26	2,484
		Wells Fargo & Co.
949746JJ1	1,000	4.20%, 01/15/10	980
949746CD1	1,500	5.90%, 05/21/06	1,513
949746CE9	1,500	6.38%, 08/01/11	1,607
949748AF4	1,000	Wells Fargo Bank NA 6.45%, 02/01/11	1,076

			50,060

Commercial Services & Supplies — 0.4%
01958XAS6	1,000	Allied Waste North America Series B, 8.88%, 04/01/08	1,042
22025YAH3	750	Corrections Corp. of America 6.25%, 03/15/13	743
63860BAC6	500	NationsRent Cos., Inc. 9.50%, 10/15/10	545
693320AF0	1,300	PHH Corp. 7.13%, 03/01/13	1,400
71902QAC6	530	Phoenix Color Corp. 10.38%, 02/01/09	488
911365AN4	750	United Rentals North America, Inc. 6.50%, 02/15/12	724

			4,942

Communications Equipment — 0.0% (g)
219350AN5	500	Corning, Inc. 6.20%, 03/15/16	514

Computers & Peripherals — 0.2%
		International Business Machines Corp.
45920QBY9	1,000	5.39%, 01/22/09	1,021
459200AM3	650	7.00%, 10/30/25	773
81180RAB8	500	Seagate Technology HDD Holdings (Cayman Islands) 8.00%, 05/15/09	525

			2,319

Construction Materials — 0.1%
411336AA8	1,300	Hanson Australia Funding Ltd. (Australia) 5.25%, 03/15/13	1,298

Consumer Finance — 1.8%
025818EM3	3,000	American Express Credit Corp. 3.00%, 05/16/08	2,890
14040EHF2	200	Capital One Bank 4.88%, 05/15/08	200
		General Motors Acceptance Corp.
370425RW2	1,300	6.13%, 09/15/06	1,304
370425RU6	2,800	7.25%, 03/02/11	2,604
		HSBC Finance Corp.
441812GE8	7,200	5.88%, 02/01/09	7,430
441812KA1	500	6.38%, 11/27/12	537
441812GD0	1,000	6.50%, 11/15/08	1,050
441812FT6	1,000	7.25%, 05/15/06	1,017
		International Lease Finance Corp.
45974VYY8	500	4.00%, 01/17/06	500
459745FF7	190	4.50%, 05/01/08	188
459745FA8	1,000	5.63%, 06/01/07	1,014
459745FG5	210	5.88%, 05/01/13	219
24422EPP8	2,000	John Deere Capital Corp. 4.63%, 04/15/09	1,994
5526E0AK9	350	MBNA America Bank N.A. 5.38%, 01/15/08	355
78442FCP1	1,250	SLM Corp. 3.50%, 09/30/06	1,234
885218AB3	750	Thornburg Mortgage, Inc. REIT 8.00%, 05/15/13	742

			23,278

Containers & Packaging — 0.2%
058498AF3	750	Ball Corp. 6.88%, 12/15/12	765
65542NAJ6	750	Norampac, Inc. (Canada) 6.75%, 06/01/13	746
		Owens Brockway Glass Container, Inc.
69073TAH6	250	7.75%, 05/15/11	260

Cusip	Principal Amount	Security Description	Value

69073TAB9	500	8.88%, 02/15/09	525
			2,296

Diversified Financial Services — 4.8%
		Associates Corp. of N.A.
046003JT7	1,000	6.25%, 11/01/08	1,046
046003DD8	6,000	8.15%, 08/01/09	6,715
046003EJ4	500	Series B, 7.95%, 02/15/10	560
136440AL8	280	Canadian Pacific Ltd. (Canada) 9.45%, 08/01/21	401
14912L2U4	1,200	Caterpillar Financial Services Corp 4.50%, 09/01/08	1,195
		CIT Group, Inc.
125577AN6	3,450	4.13%, 02/21/06	3,449
12560PCL3	1,325	6.88%, 11/01/09	1,426
125581AB4	1,000	7.75%, 04/02/12	1,146
172967AV3	5,000	Citigroup, Inc. 6.25%, 12/01/05	5,015
218698AA6	6,500	Corestates Capital Trust I 8.00%, 12/15/26 (e)	6,949
28257PAC9	500	Eircom Funding Corp. (Ireland) 8.25%, 08/15/13	543
		Ford Motor Credit Co.
345397NJ8	250	6.25%, 12/08/05	250
345397SM6	4,100	7.38%, 10/28/09	3,960
345397ST1	1,680	7.88%, 06/15/10	1,635
302941AC3	500	FTI Consulting, Inc. 7.63%, 06/15/13 (e)	510
		General Electric Capital Corp.
36962GM68	1,000	4.38%, 11/21/11	979
36962GXZ2	1,100	6.75%, 03/15/32	1,294
36962GF41	5,000	Series A, 2.80%, 01/15/07	4,900
36962GB78	500	Series A, 3.50%, 05/01/08	487
36962GZZ0	885	Series A, 4.25%, 01/15/08	880
36962GXS8	1,750	Series A, 5.88%, 02/15/12	1,839
36962GYY4	700	Series A, 6.00%, 06/15/12	745
36962GWB6	1,750	Series A, 6.13%, 02/22/11	1,856
41011WBX7	2,000	John Hancock Global Funding II 3.50%, 01/30/09 (e)	1,923
57629WAV2	6,000	MassMutual Global Funding II 3.50%, 03/15/10 (e)	5,677
		New York Life Global Funding
64952WAB9	1,000	3.88%, 01/15/09 (e)	976
64952WAA1	1,250	5.38%, 09/15/13 (e)	1,286
		Principal Life Global Funding I
7425A0BA7	2,500	2.80%, 06/26/08 (e)	2,386
7425A0AM2	1,000	5.13%, 06/28/07 (e)	1,005
		Textron Financial Corp.
88319QH22	1,615	4.60%, 05/03/10	1,599
892332AL1	700	Toyota Motor Credit Corp. 2.88%, 08/01/08	670

			63,302

Diversified Telecommunication Services — 1.5%
079860AD4	100	BellSouth Corp. 6.88%, 10/15/31	111
111021AD3	2,000	British Telecommunications plc (United Kingdom) 8.38%, 12/15/10	2,316
17453BAP6	750	Citizens Communications Co. 6.25%, 01/15/13	720
362320AW3	400	GTE Corp. 7.90%, 02/01/27	427
45768YAF9	500	Insight Midwest LP 10.50%, 11/01/10	525
530715AB7	1,000	Liberty Media Corp. 7.88%, 07/15/09	1,052
576323AD1	500	Mastec, Inc. 7.75%, 02/01/08	500
		MCI, Inc.
552691AA5	111	6.91%, 05/01/07	112
552691AC1	111	7.69%, 05/01/09	115

Cusip	Principal Amount	Security Description	Value

552691AE7	95	8.73%, 05/01/14	106
650094CD5	500	New York Telephone Co. 6.13%, 01/15/10	514
670768AA8	756	Nynex Corp. 9.55%, 05/01/10	838
74913GAE5	1,000	Qwest Corp. 7.88%, 09/01/11	1,043
		Sprint Capital Corp.
852060AM4	1,600	6.00%, 01/15/07	1,627
852060AJ1	1,000	7.63%, 01/30/11	1,119
852060AS1	370	8.38%, 03/15/12	435
852060AT9	800	8.75%, 03/15/32	1,073
87971MAC7	1,250	TELUS Corp. (Canada) 8.00%, 06/01/11	1,430
913026AT7	270	United Telephone Co. of Florida Series HH, 8.38%, 01/15/25	338
923474AA8	1,500	Verizon Florida, Inc. Series F, 6.13%, 01/15/13	1,557
078167AZ6	2,500	Verizon Pennsylvania, Inc. 8.35%, 12/15/30	3,062

			19,020

Electric Utilities — 1.7%
010392EJ3	890	Alabama Power Co. Series Y, 2.80%, 12/01/06	873
025537AA9	600	American Electric Power Co., Inc. Series A, 6.13%, 05/15/06	606
		Carolina Power & Light Co.
144141CT3	1,250	5.13%, 09/15/13	1,259
144141CK2	1,000	5.95%, 03/01/09	1,035
12561WAB1	1,000	Cleco Corp. 7.00%, 05/01/08	1,035
209111EG4	1,000	Consolidated Edison Co. of New York 4.70%, 06/15/09	1,002
210371AG5	1,555	Constellation Energy Group, Inc. 6.35%, 04/01/07	1,590
		Dominion Resources, Inc.
25746UAA7	1,250	Series A, 8.13%, 06/15/10	1,409
25746UAJ8	400	Series B, 6.25%, 06/30/12	424
233293AE9	396	DPL, Inc. 8.25%, 03/01/07	416
233331AG2	1,000	DTE Energy Co. Series A, 6.65%, 04/15/09	1,056
		Duke Energy Corp.
264399EL6	2,500	4.20%, 10/01/08	2,461
264399EF9	1,000	5.63%, 11/30/12	1,032
30161NAA9	2,400	Exelon Corp. 6.75%, 05/01/11	2,572
30257FAA1	487	FPL Energy National Wind 6.13%, 03/25/19 (e)	481
		Nevada Power Co.
641423BH0	125	6.50%, 04/15/12	130
641423AZ1	375	8.25%, 06/01/11	416
664397AF3	1,000	Northeast Utilities 3.30%, 06/01/08	960
668074AM9	900	NorthWestern Corp 5.88%, 11/01/14	909
69512EGB5	250	Pacificorp 7.24%, 08/16/23	290
826418BB0	750	Sierra Pacific Power Co. 6.25%, 04/15/12	763
882587AX6	600	Texas-New Mexico Power Co. 6.13%, 06/01/08	610
873168AL2	500	TXU Corp. 5.60%, 11/15/14 (e)	475

			21,804

Electronic Equipment & Instruments — 0.1%
053807AK9	500	Avnet, Inc. 9.75%, 02/15/08	550
33938EAN7	1,000	Flextronics International Ltd. (Singapore) 6.25%, 11/15/14	995

			1,545

Energy Equipment & Services — 0.5%
204386AE6	650	Compagnie Generale de Geophysique S.A. (France) 7.50%, 05/15/15 (e)	676
38821GAG6	500	Grant Prideco Inc 6.13%, 08/15/15 (e)	505
676255AL6	500	Offshore Logistics, Inc. 6.13%, 06/15/13	492
688343AB8	2,570	Oslo Seismic Services, Inc. 8.28%, 06/01/11	2,685
716599AB1	500	Petroleum Geo-Services ASA (Norway) 10.00%, 11/05/10	560

Cusip	Principal Amount	Security Description	Value

74153QAF9	875	Pride International, Inc. 7.38%, 07/15/14	950

			5,868

Food & Staples Retailing — 0.3%
008685AC3	500	Ahold Finance USA, Inc. 8.25%, 07/15/10	545
013104AE4	1,650	Albertson’s, Inc. 6.95%, 08/01/09	1,639
246688AD7	500	Delhaize America, Inc. 7.38%, 04/15/06	507
		Kroger Co. (The)
501044BY6	600	7.80%, 08/15/07	630
501044BX8	1,000	8.05%, 02/01/10	1,102

			4,423

Food Products — 0.6%
219023AB4	500	Corn Products International, Inc. 8.25%, 07/15/07	529
22111YAA3	500	Cosan S.A. Industria e Comercio (Brazil) 9.00%, 11/01/09 (e)	530
256605AN6	500	Dole Food Co., Inc. 7.25%, 06/15/10	497
386088AH1	4,580	Grand Metropolitan Investment Corp. (United Kingdom) 7.45%, 04/15/35	5,902
832248AH1	500	Smithfield Foods, Inc. Series B, 7.75%, 05/15/13	525
902494AL7	400	Tyson Foods, Inc. 7.25%, 10/01/06	410

			8,393

Gas Utilities — 0.4%
030981AC8	650	Amerigas Partners LP 7.25%, 05/20/15 (e)	679
435765AA0	500	Holly Energy Partners LP 6.25%, 03/01/15 (e)	495
49337EAA8	1,000	KeySpan Gas East Corp. 7.88%, 02/01/10	1,121
69422PAB5	500	Pacific Energy Partners LP 7.13%, 06/15/14	519
726503AD7	500	Plains All American Pipeline LP 7.75%, 10/15/12	568
		SEMCO Energy, Inc.
78412DAJ8	500	7.13%, 05/15/08	509
78412DAL3	250	7.75%, 05/15/13	262
842434CE0	835	Southern California Gas Co. 4.38%, 01/15/11	823

			4,976

Health Care Equipment & Supplies — 0.4%
075816AA6	3,000	Beckman Coulter, Inc. 7.05%, 06/01/26	3,480
338032AZ8	1,000	Fisher Scientific International, Inc. 6.75%, 08/15/14	1,048
35802QAB4	350	Fresenius Medical Care Capital Trust 7.88%, 06/15/11	376
714046AD1	750	PerkinElmer, Inc. 8.88%, 01/15/13	821

			5,725

Health Care Providers & Services — 0.2%
222862AD6	900	Coventry Health Care, Inc. 5.88%, 01/15/12	914
404119AA7	1,000	HCA, Inc. 8.75%, 09/01/10	1,104
860370AE5	500	Stewart Enterprises, Inc. 6.25%, 02/15/13 (e)	475

			2,493

Hotels, Restaurants & Leisure — 0.4%
700690AN0	500	Caesars Entertainment, Inc. 7.50%, 09/01/09	540
460915AR2	500	Intrawest Corp. (Canada) 7.50%, 10/15/13	512
50419QAD4	500	La Quinta Properties, Inc.
		8.88%, 03/15/11	535
		7.00%, 08/15/12	411
552953AF8	1,000	MGM Mirage, Inc. 6.00%, 10/01/09	988
608328AP5	750	Mohegan Tribal Gaming Authority 7.13%, 08/15/14	776
847788AK2	750	Speedway Motorsports, Inc. 6.75%, 06/01/13	770
857689AV5	750	Station Casinos, Inc. 6.00%, 04/01/12	749

			5,281

Cusip	Principal Amount	Security Description	Value

Household Durables — 0.1%
48666KAH2	1,000	KB Home 5.75%, 02/01/14	947
		Standard-Pacific Corp.
85375CAS0	500	6.50%, 08/15/10	484
85375CAT8	500	7.00%, 08/15/15	477

			1,908

Industrial Conglomerates — 0.2%
456866AL6	300	Ingersoll-Rand Co., Ltd. 7.20%, 06/01/25	342
754603AB4	1,300	Raychem Corp. 7.20%, 10/15/08	1,383
902118BC1	1,000	Tyco International Group S.A. (Bermuda) 6.38%, 10/15/11	1,066

			2,791

Insurance — 1.6%
026874AT4	1,000	American International Group, Inc. 4.25%, 05/15/13	955
		ASIF Global Financing
00209WAA6	1,200	2.50%, 01/30/07 (e)	1,168
04519HAA6	1,125	2.65%, 01/17/06 (e)	1,120
00209LAA0	1,000	3.90%, 10/22/08 (e)	975
084664AF8	1,350	Berkshire Hathaway Finance Corp. 4.20%, 12/15/10	1,318
228800AC2	500	Crum & Forster Holdings Corp. 10.38%, 06/15/13	546
303901AN2	500	Fairfax Financial Holdings Ltd. (Canada) 7.75%, 04/26/12	480
008117AH6	250	Lion Connecticut Holdings, Inc. 7.63%, 08/15/26	307
59217EAG9	500	Metropolitan Life Global Funding I 5.20%, 09/18/13 (e)	509
552845AF6	500	MGIC Investment Corp. 6.00%, 03/15/07	508
553038AA8	5,000	MIC Financing Trust I 8.38%, 02/01/27 (e)	5,169
615322AV6	1,350	Monumental Global Funding II 4.38%, 07/30/09 (e)	1,329
61532QAA9	2,000	Monumental Global Funding III 5.20%, 01/30/07 (e)	2,012
6944P0AA3	2,015	Pacific Life Global Funding 3.75%, 01/15/09 (e)	1,966
74367FAB4	2,100	Protective Life Secured Trust 4.00%, 04/01/11	2,019
866930AB6	419	SunAmerica, Inc. 8.13%, 04/28/23	540
891027AF1	400	Torchmark Corp. 7.88%, 05/15/23	495
98372PAF5	275	XL Capital Ltd. (Cayman Islands) 5.25%, 09/15/14	265

			21,681

Internet Software & Services — 0.0% (g)
302088AH2	676	EXDS, Inc. 10.75%, 12/15/09 (d)	—	(h)

Leisure Equipment & Products — 0.1%
117043AE9	400	Brunswick Corp. 7.38%, 09/01/23	457
482732AE4	500	K2, Inc. 7.38%, 07/01/14	500

			957

Machinery — 0.1%
147446AB4	500	Case New Holland, Inc. 9.25%, 08/01/11	529
686685AB4	491	Ormat Funding Corp. 8.25%, 12/30/20	494
920253AC5	500	Valmont Industries, Inc. 6.88%, 05/01/14	510

			1,533

Marine — 0.2%
22409VAC6	750	CP Ships Ltd. (United Kingdom) 10.38%, 07/15/12	851
		Stena AB (Sweden)
858577AH2	400	7.50%, 11/01/13	389
858577AE9	300	9.63%, 12/01/12	325
90400XAC8	500	Ultrapetrol Bahamas Ltd. (Bahamas) 9.00%, 11/24/14	461

			2,026

Cusip	Principal Amount	Security Description	Value

Media — 1.6%
960402AQ8	750	CBS Corp. 8.63%, 08/01/12	868
16117PAL4	500	Charter Communications Holdings LLC 10.25%, 01/15/10	415
20029PAF6	4,000	Comcast Cable Communications 8.38%, 05/01/07	4,220
00209TAB1	240	Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/22	323
		CSC Holdings, Inc.
126304AJ3	1,500	7.25%, 07/15/08	1,506
126304AM6	750	Series B, 8.13%, 07/15/09	756
25459HAC9	500	DirecTV Holdings LLC 6.38%, 06/15/15 (e)	496
27876GAN8	500	Echostar DBS Corp. 5.75%, 10/01/08	493
58445MAJ1	200	Mediacom LLC 9.50%, 01/15/13	199
652478AR9	800	News America Holdings, Inc. 7.75%, 01/20/24	918
652482AS9	600	News America, Inc. 6.75%, 01/09/38	653
755267AC5	250	Reader’s Digest Association, Inc. (The) 6.50%, 03/01/11	254
77509NAH6	500	Rogers Cable, Inc. (Canada) 6.25%, 06/15/13	486
879240AN9	1,500	Tele-Communications — TCI Group 9.80%, 02/01/12	1,845
884903AS4	1,800	Thomson Corp. (The) (Canada) 4.25%, 08/15/09	1,763
		Time Warner Entertainment Co. LP
88731EAD2	1,000	8.88%, 10/01/12	1,196
88731EAC4	750	10.15%, 05/01/12	941
		Time Warner, Inc.
00184AAG0	470	7.70%, 05/01/32	556
887315AX7	375	8.18%, 08/15/07	397
887315AM1	1,000	9.15%, 02/01/23	1,292
925524AJ9	700	Viacom, Inc. 7.70%, 07/30/10	774
92658TAG3	500	Videotron Ltee (Canada) 6.88%, 01/15/14	513

			20,864

Metals & Mining — 0.3%
001546AE0	500	AK Steel Corp. 7.88%, 02/15/09	485
65163QAA6	2,700	Newmont Gold Co. 8.91%, 01/05/09	2,825
781903AG4	750	Russel Metals, Inc. (Canada) 6.38%, 03/01/14	731
912909AA6	421	U.S. Steel Corp. 9.75%, 05/15/10	462

			4,503

Multi-Utilities — 0.5%
00130HAQ8	625	AES Corp. (The) 9.50%, 06/01/09	681
13134VAA1	1,500	Calpine Canada Energy Finance ULC (Canada) 8.50%, 05/01/08	896
202795GX2	664	Commonwealth Edison Co. 6.95%, 07/15/18	688
281023AG6	1,000	Edison Mission Energy 9.88%, 04/15/11	1,185
30257CAA8	653	FPL Energy Wind Funding LLC 6.88%, 06/27/17 (e)	657
60467PAH7	500	Mirant Americas Generation LLC 8.30%, 05/01/11 (d)	624
69362DAB4	500	PSEG Energy Holdings LLC 7.75%, 04/16/07	511
69362BAF9	1,400	PSEG Power LLC 7.75%, 04/15/11	1,568

			6,810

Office Electronics — 0.0% (g)
72447WAN9	300	Pitney Bowes, Inc. 3.88%, 06/15/13	281

Oil, Gas & Consumable Fuels — 0.9%
05565QAK4	1,500	BP Capital Markets plc 2.75%, 12/29/06	1,468
		Chesapeake Energy Corp.
165167BE6	250	6.88%, 01/15/16	256
165167BC0	500	7.50%, 09/15/13	532
17302XAF3	500	Citgo Petroleum Corp. 6.00%, 10/15/11	500
718507BQ8	3,000	ConocoPhillips Co. 8.75%, 05/25/10	3,508
283695BM5	500	El Paso Natural Gas Co. Series A, 7.63%, 08/01/10	520
440543AB2	500	Hornbeck Offshore Services, Inc. 6.13%, 12/01/14	496

Cusip	Principal Amount	Security Description	Value

726505AB6	250	Plains Exploration & Production Co. 7.13%, 06/15/14	263
730448AQ0	750	Pogo Producing Co. 6.63%, 03/15/15 (e)	761
		Premcor Refining Group, Inc. (The)
74047PAH7	250	7.50%, 06/15/15	268
74047PAC8	500	9.50%, 02/01/13	564
754052AA6	773	Ras Laffan Liquefied Natural Gas Co., Ltd. (Qatar) 7.63%, 09/15/06 (e)	780
904000AB2	825	Ultramar Diamond Shamrock Corp. 6.75%, 10/15/37	882
902905AS7	1,349	USX Corp. 6.65%, 02/01/06	1,359

			12,157

Paper & Forest Products — 0.6%
		Abitibi-Consolidated, Inc. (Canada)
003669AC2	500	6.00%, 06/20/13	439
003669AG3	500	FRN, 7.37%, 06/15/11	500
102183AK6	750	Bowater, Inc. 6.50%, 06/15/13	699
11815HAC8	812	Buckeye Technologies, Inc. 9.25%, 09/15/08	812
146900AC9	750	Cascades, Inc. (Canada) 7.25%, 02/15/13	729
65653RAD5	350	Catalyst Paper Corp. (Canada) 8.63%, 06/15/11	352
257561AW0	500	Domtar, Inc. 7.13%, 08/15/15	458
460146BQ5	1,050	International Paper Co. 5.85%, 10/30/12	1,077
583334AA5	500	MeadWestvaco Corp. 6.85%, 04/01/12	545
732827AB6	750	Pope & Talbot, Inc. 8.38%, 06/01/13	720
87971KAA5	500	Tembec Industries, Inc. (Canada) 8.63%, 06/30/09	340
905530AR2	700	Union Camp Corp. 6.50%, 11/15/07	722
		Weyerhaeuser Co.
962166BM5	97	6.13%, 03/15/07	99
962166AQ7	500	7.50%, 03/01/13	559

			8,051

Pharmaceuticals — 0.1%
		AmerisourceBergen Corp.
03073EAC9	500	5.63%, 09/15/12 (e)	492
03073EAE5	500	5.88%, 09/15/15 (e)	494
09067JAB5	750	Biovail Corp. (Canada) 7.88%, 04/01/10	778

			1,764

Real Estate — 0.8%
		EOP Operating LP
268766BW1	700	6.75%, 02/15/12	757
268766AM4	750	7.25%, 02/15/18	856
26884AAR4	250	ERP Operating LP 4.75%, 06/15/09	248
345550AD9	750	Forest City Enterprises, Inc. 7.63%, 06/01/15	795
		Host Marriott LP REIT
44108EAY4	250	6.38%, 03/15/15	243
44108EAW8	500	7.00%, 08/15/12	507
		istar Financial, Inc. REIT
45031UAB7	250	6.00%, 12/15/10,	257
45031UAF8	250	Series B, 4.88%, 01/15/09	248
833606AA4	5,055	Socgen Real Estate Co. LLC (France) VAR, 7.64%, 12/31/49 (e)	5,321
848503AM0	600	Spieker Properties, Inc. 7.25%, 05/01/09	643
		Ventas Realty LP
92276MAH8	250	6.63%, 10/15/14	251
92276MAD7	500	9.00%, 05/01/12	567

			10,693

	Cusip	Principal Amount	Security Description	Value

Road & Rail — 1.2%
			Burlington Northern Santa Fe Corp.
	12189TAM6	775	6.13%, 03/15/09	808
	12189TAS3	500	7.13%, 12/15/10	553
			Burlington Northern Santa Fe Railway Co.
	12189PAH5	923	7.91%, 01/15/20	1,077
	126408BK8	1,800	CSX Corp. 7.45%, 05/01/07	1,873
			FedEx Corp.
	31331FAQ4	3,577	7.85%, 01/30/15	3,844
	313309AJ5	1,000	9.65%, 06/15/12	1,255
			Hertz Corp.
	428040BM0	4,000	6.50%, 05/15/06	4,025
	428040BK4	2,500	6.63%, 05/15/08	2,456

				15,891

Semiconductors & Semiconductor Equipment — 0.1%
	35687MAE7	750	Freescale Semiconductor, Inc. 6.88%, 07/15/11	788
			MagnaChip Semiconductor S.A. (Luxembourg)
	55932RAC1	300	6.88%, 12/15/11 (e)	288
	55932RAA5	300	FRN, 7.12%, 12/15/11 (e)	297
	85771TAA2	500	STATS ChipPAC Ltd. (Singapore) 6.75%, 11/15/11 (e)	485

				1,858

Specialty Retail — 0.0% (g)
	155560AA3	1,000	Quality Stores, Inc. 10.63%, 04/01/07 (d)	—	(h)

Supranational — 0.0% (g)
	219868AQ9	600	Corp. Andina de Fomento (Supranational) 5.20%, 05/21/13	602

Textiles, Apparel & Luxury Goods — 0.0% (g)
	115736AC4	500	Brown Shoe Co., Inc. 8.75, 05/01/12	528

Thrifts & Mortgage Finance — 1.3%
			Countrywide Home Loans, Inc.
	22237LNR9	1,000	VAR, 3.25%, 05/21/08	962
	22237LEG3	1,000	Series E, 7.20%, 10/30/06	1,025
	22237LMD1	750	Series K, 5.50%, 02/01/07	758
	939322AP8	2,375	Washington Mutual, Inc. 4.20%, 01/15/10	2,318
			World Savings Bank FSB
	041206703	10,000	3.87%, 12/15/05	10,000
	98153BAE4	2,000	4.50%, 06/15/09	1,983

				17,046

Tobacco — 0.0% (g)
	76182KAP0	500	RJ Reynolds Tobacco Holdings, Inc. 6.50%, 07/15/10 (e)	499

Wireless Telecommunication Services — 0.2%
	00209AAE6	1,250	New Cingular Wireless Services, Inc. 7.88%, 03/01/11	1,423
	77531QAD0	500	Rogers Wireless, Inc. (Canada) 6.38%, 03/01/14	503

				1,926

			Total Corporate Bonds (Cost $434,715)	441,856

Loan Participations— 0.2%
	0709999A9	250	Basell Term Loan B VAR, 6.36%, 9/30/2013	255
	0709999B9	250	Basell Term Loan C VAR, 6.86%, 9/30/2014	255
			Celanese AG (Germany)
	15099C9A3	246	VAR, 6.31%, 04/01/11	250
15099C9D7	15099C9C9	252	VAR, 6.31%, 04/30/11	256
	1700329A9	500	Chiquita Brands International, Inc. Zero Coupon, 06/28/12	509
	26816L961	495	Dynegy Holdings, Inc. VAR, 7.84%, 05/28/10	496

Cusip	Principal Amount	Security Description	Value

7659959W7	499	Riddell Bell Holdings, Inc. 5.04%, 09/30/11	506

		Total Loan Participations	2,527

		(Cost $2,493)
U.S. Government Agency Mortgages — 8.0%
		Federal Home Loan Mortgage Corp. Gold Pool
31294KSM8	8,386	4.00%, 08/01/18	8,062
31293KEB8	802	6.00%, 02/01/29	818
31294JYS1	10,023	6.50%, 07/01/14 - 03/01/32	10,365
31280JVM3	4172	7.00%, 06/01/11 - 08/01/29 (m)	4,366
31280GWH9	1085	7.50%, 09/01/10 - 10/01/30	1,143
31357LZZ3	477	8.00%, 02/01/08 - 03/01/30	510
31283JFD8	126	8.50%, 01/01/08 - 06/01/10	130
3128GJVN4	36	9.00%, 02/01/10	36
		Federal Home Loan Mortgage Corp. Pool
31344PVV3	13	7.50%, 02/01/17 - 06/01/17	13
31340LSU2	73	8.00%, 08/01/08 - 02/01/10	77
31340TP46	4	8.25%, 09/01/08	4
313401EV9	9	8.75%, 04/01/08	9
31341BTH1	63	9.25%, 05/01/12	66
313401GK1	17	10.25%, 06/01/09	18
31291WAP7	53	12.00%, 08/01/15 - 07/01/19	57
31345FTZ8	8	12.50%, 01/01/14	8
313401NE7	1	13.00%, 06/01/14	1
313401KF7	1	13.50%, 01/01/11 - 07/01/19	1
313401KE0	6	14.50%, 12/01/10 - 12/01/11	7
313401JP7	1	14.75%, 03/01/10	2
313401KL4	3	15.00%, 03/01/11	4
		Federal National Mortgage Association Pool
31402YKH6	16,578	3.50%, 09/01/18 - 06/01/19	15,412
31404GGN5	22,191	4.00%, 09/01/13 - 12/01/18 (m)	21,503
31401WKE8	1,290	4.50%, 07/01/18	1,265
31400SDP1	11,137	5.00%, 05/01/18 - 12/01/32	11,038
31381BDB2	10,685	5.50%, 12/01/28 - 08/01/34	10,692
31380HUA3	2,975	6.00%, 01/01/14 - 01/01/34	3,041
31371GRV4	6441	6.50%, 05/01/13 - 08/01/29	6,673
31385WXQ7	20	7.00%, 03/01/15 - 03/01/28	21
31400PWG6	903	7.50%, 02/01/12 - 03/01/27	946
31402C2P6	465	8.00%, 01/01/16	498
31374GL70	1,377	8.50%, 11/01/11 - 12/01/25	1,453
31367SFC9	31	9.00%, 03/01/17 - 04/01/25	33
31373T3P3	108	12.50%, 01/01/16	120
		Government National Mortgage Association Pool
36210AUB1	1,592	6.00%, 11/15/28	1,633
36208TZY9	2036	6.50%, 02/15/28 - 10/15/29	2,123
36224VRE7	434	7.00%, 01/15/23 - 04/15/28	458
36223KZV5	349	7.25%, 07/15/21 - 01/15/28	371
362045AJ5	699	7.50%, 06/15/07 - 09/15/29	742
36207QHJ9	28	7.75%, 02/15/27	29
362048B58	464	8.00%, 10/15/07 - 08/20/28	495
36206APN7	24	8.50%, 11/15/25	27
36216BQC6	423	9.00%, 04/15/16 - 01/15/25	465
362207WU2	6	10.00%, 11/15/20	7

Cusip	Principal Amount	Security Description	Value

362142F63	4	13.00%, 01/15/15	5

		Total U.S. Government Agency Mortgages	104,747

		(Cost $104,635)
U.S. Government Agency Securities — 4.9%
3133M5W71	1,500	Federal Home Loan Bank 5.09%, 10/07/08	1,527
3128X2WN1	2,900	Federal Home Loan Mortgage Corp. 2.85%, 02/23/07	2,841
302992DS8	758	Federal Housing Authority 7.43%, 08/01/20	773
		Federal National Mortgage Association
31359MDJ9	5,000	5.75%, 02/15/08	5,147
31359MMQ3	7,500	6.13%, 03/15/12	8,142
31359MGT4	1,935	6.25%, 02/01/11	2,068
313586UV9	2,000	8.20%, 03/10/16	2,573
76116FAA5	65,000	Residual Funding — STRIPS PO, 10/15/19	33,285
		Resolution Funding Corp. Interest STRIPS
76116ECL2	10,000	PO, 04/15/19	5,237
76116ECM0	5,000	PO, 10/15/19	2,551

		Total U.S. Government Agency Securities	64,144

		(Cost $55,963)
U.S. Treasury Obligations — 18.6%
		U.S. Treasury Bonds
912810EP9	6,100	7.13%, 02/15/23	7,915
912810EM6	2,700	7.25%, 08/15/22	3,528
912810DX3	1,500	7.50%, 11/15/16	1,899
912810EL8	8,275	8.00%, 11/15/21	11,455
912810ED6	29,985	8.13%, 08/15/19 - 08/15/21	41,628
912810EF1	6,000	8.75%, 05/15/20	8,660
912810DZ8	10,925	8.88%, 08/15/17	15,318
912810EB0	14,000	9.00%, 11/15/18 (m)	20,170
912810EA2	15,125	9.13%, 05/15/18 (m)	21,817
912810DB1	6,385	10.38%, 11/15/12	7,179
912810DP0	1,250	11.25%, 02/15/15	1,906
912810CS5	41,595	12.75%, 11/15/10 (m)	42,021
		U.S. Treasury Inflation Indexed Bonds
912810FD5	1,209	3.63%, 04/15/28	1,581
9128274Y5	2,384	3.88%, 01/15/09	2,586
		U.S. Treasury Notes
912828BX7	10,000	1.88%, 01/31/06	9,938
9128274F6	9,000	5.63%, 05/15/08	9,317
912827X80	20,000	6.88%, 05/15/06	20,339
		U.S. Treasury STRIPS
912833CZ1	5,000	IO, 02/15/11	4,000
912833JY7	7,500	IO, 05/15/12	5,675
912833DD9	1,000	IO, 02/15/13	729
912833KA7	308	IO, 05/15/13	222
912833KD1	3,500	IO, 11/15/14	2,343
912833KF6	2,750	IO, 11/15/15	1,753
912833KH2	3,575	IO, 05/15/16	2,222
912833KR0	1,040	IO, 05/15/18	584

		Total U.S. Treasury Obligations (Cost $224,305)	244,785

Cusip	Principal Amount	Security Description	Value

Municipal Bond — 0.3%
Illinois — 0.3%
452151LF8	3,460	State of Illinois, Taxable Pension GO, 5.10%, 06/01/33	3,414

		Total Municipal Bonds (Cost $3,460)
Foreign Government Securities — 0.3%
		United Mexico States (Mexico)
91086QAM0	430	4.63%, 10/08/08	428
91086QAK4	1,300	6.38%, 01/16/13	1,383
91086QAL2	700	6.63%, 03/03/15	760
91086QAN8	1,350	7.50%, 04/08/33	1,563

		Total Foreign Government Securities	4,134

		(Cost $3,800)

	Shares
Common Stocks — 0.3%
Diversified Telecommunication Services — 0.0% (g)
00374N107	1		AboveNet, Inc. (a)	29
852061100	—	(h)	Sprint Corp.	—	(h)
				29

Industrial Conglomerates — 0.0% (g)
731745204	9		Polymer Group, Inc. (i)	217

Media — 0.0% (g)
18273W911	3		Classic HoldCo. LLC	241

Multi-Utilities & Unregulated Power — 0.2%
629377508	76		NRG Energy, Inc. (a)	3,221

Trading Companies & Distributors — 0.1%
640820106	67		NES Rentals Holdings, Inc. (a)	737

			Total Common Stocks (Cost $6,483)	4,445

Preferred Stocks — 0.0% (g)
Media — 0.0% (g)
18273W937	—	(h)	Classic HoldCo., LLC.	204

Construction Materials — 0.0% (g)
677007304	40		Oglebay Norton Co., 14.80% (a)	600

			Total Preferred Stocks (Cost $525)	804

	No. of Warrants
Warrants — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
			Abovenet Communications, Inc.
00374N123	—	(h)	09/08/06 (a)	—	(h)
00374N115	—	(h)	09/08/10 (a)	3

			Total Warrants (Cost $224)	3

			Total Long Term Investments (Cost $1,229,285)	1,264,912

Cusip	Shares	Security Description	Value

Short-Term Investment — 3.9%
Investment Company — 3.9%
4812C0340	50,974	JPMorgan Liquid Assets Money Market Fund (b) (Cost $50,974)	50,974

	Principal Amount
Investments of Cash Collateral for Securities Loaned — 11.2%
Certificates of Deposit — 1.8%
050428163	$4,997	Bank of New York 3.74%, 11/02/05	4,997
041206747	14,600	Canadian Imperial Bank of Commerce 3.83%, 10/17/05	14,600
041206748	4,600	Deutsche Bank Financial, Inc. 4.10%, 10/03/05	4,600
			24,197

Corporate Notes — 8.8%
041206726	14,999	Bear Stearns Cos, Inc, (The) FRN, 4.14%, 10/03/05	14,999
050324169	10,000	Berkshire Hathaway Finance Corp. FRN, 3.60%, 10/11/05	10,000
		CC USA, Inc.
041206723	7,499	FRN, 4.10%, 10/03/05	7,499
041206724	5,000	4.10%, 10/03/05	5,000
041206717	10,000	General Electric Capital Corp. FRN, 4.08%, 10/03/05	10,000
050225159	12,000	Greenwich Capital Financial Products FRN, 4.24%, 10/03/05	12,000
041206720	5,000	K2 (USA) LLC FRN, 3.99%, 10/03/05	5,000
041206710	7,000	Lehman Brothers Holdings, Inc. FRN, 4.09%, 10/03/05	7,000
041206711	14,000	Morgan Stanley FRN, 4.12%, 10/03/05	14,000
041206740	15,000	Northern Rock plc FRN, 3.81%, 10/13/05	15,000
041206735	4,500	Sigma Finance, Inc. FRN, 4.11%, 10/03/05	4,500
041206701	10,000	U.S. Bank N.A. 3.67%, 10/28/05	10,000

			114,998

Repurchase Agreement — 0.6%
050930372	8,466	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $8,469, collateralized by U.S. Government Agency Mortgages.	8,466

		Total Investments of Cash Collateral for Securities Loaned	198,635

		(Cost $8,466)
Total Investments — 111.3%
(Cost $1,428,505)			1,463,547
Liabilities in Excess of Other Assets — (11.3)%			(149,144)
Net Assets — 100.0%			$1,314,403

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than $1,000.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.

GO	General Obligation Bond

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust

SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2005.

STRIPS	Separate trading or registered interest and principal of securities. The STRIPS program lets investors hold and trade the individual interest and principal components of eligible notes and bonds as separate securities.

VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,123
Aggregate gross unrealized depreciation	(19,081)

Net unrealized appreciation/depreciation	$35,042

Federal income tax cost of investments	$1,428,505

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 96.7%
Asset Backed Securities — 3.1%
$1,595	American Express Credit Account Master Trust
	Series 2004-3, Class A, 4.35%, 12/15/11	$1,583
	AmeriCredit Automobile Receivables Trust
770	Series 2001-D, Class A4, 4.41%, 11/12/08	771
1,512	Series 2002-A, Class A4, 4.61%, 01/12/09	1,515
798	Series 2003-BX, Class A4A, 2.72%, 01/06/10	787
1,504	Series 2002-D, Class A4, 3.40%, 04/13/09	1,493
798	Capital One Master Trust
	Series 2001-5, Class A, 5.30%, 06/15/09	804
	Citibank Credit Card Issuance Trust
798	Series 2002-A1, Class A1, 4.95%, 02/09/09	802
3,390	Series 2002-C2, Class C2, 6.95%, 02/18/14	3,714
1,400	Series 2005-B1, Class B1, 4.40%, 09/15/10	1,387
1,328	CNH Equipment Trust
	Series 2003-B, Class A4B, 3.38%, 02/15/11	1,302
1,509	Conseco Finance
	Series 2001-B, Class 1M1, 7.27%, 04/15/09	1,531
8,773	Countrywide Asset-Backed Certificates
	Series 2004-AB2, Class A2, FRN, 4.10%, 10/25/33	8,788
889	GE Capital Mortgage Services, Inc.
	Series 1999-HE, Class M, 6.71%, 04/25/29	896
930	Household Automotive Trust
	Series 2005-1 Class A4, 4.35%, 06/18/12	919
	MBNA Credit Card Master Note Trust
2,393	Series 2002-C1, Class C1, 6.80%, 07/15/14	2,607
997	Series 2003-C1, Class C1, FRN, 5.47%, 06/15/12	1,054
	MBNA Master Credit Card Trust USA
1,755	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,947
1,595	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	1,681
935	Onyx Acceptance Grantor Trust
	Series 2002-C, Class A4, 4.07%, 04/15/09	934
398	Residential Asset Mortgage Products, Inc.
	Series 2001-RS3, Class AI4, SUB, 6.29%, 10/25/31	397
1,559	Textron Financial Corp. Receivables Trust
	Series 2000-C, Class A3, 6.61%, 02/15/15 (e)	1,570
	WFS Financial Owner Trust
964	Series 2002-1, Class A4A, 4.87%, 09/20/09	966
1,148	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	1,149
38	Series 2003-1, Class A3, 2.03%, 08/20/07	38
176	Series 2003-2, Class A3, 1.76%, 01/21/08	175
1,595	Series 2003-2, Class A4, 2.41%, 12/20/10	1,568
1,958	Series 2003-4, Class A4, 3.15%, 05/20/11	1,922
1,093	Series 2004-1, Class A3, 2.19%, 06/20/08	1,085

	Total Asset Backed Securities
	(Cost $42,787)	43,385

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Security Description	Value

Collateralized Mortgage Obligations — 46.5%
Agency CMO — 40.0%
7,000		Federal Home Loan Bank System
		Series 2012-9M, Class A 4.72%, 09/20/12	6,943
		Federal Home Loan Mortgage Corp.
-	(h)	Series 1072, Class A, IO, HB, 1008.50%, 05/15/06	-	(h)
18		Series 1079, Class S, IF, 20.40%, 05/15/21	18
26		Series 1084, Class F, FRN, 4.76%, 05/15/21	26
18		Series 1084, Class S, IF, HB, 27.25%, 05/15/21	19
-	(h)	Series 1098, Class M, IO, HB, 1008.00%, 06/15/06	-	(h)
136		Series 11, Class D, 9.50%, 07/15/19	136
231		Series 114, Class H, 6.95%, 01/15/21	230
102		Series 1144, Class KB, 8.50%, 09/15/21	102
-	(h)	Series 1172, Class L, HB, IO, VAR, 1180.80%, 11/15/21	1
2		Series 1196, Class B, IF, IO, HB, 706.80%, 01/15/22	3
209		Series 1206, Class IA, 7.00%, 03/15/22	209
2,954		Series 1212, Class IZ, 8.00%, 02/15/22	2,956
146		Series 1250, Class J, 7.00%, 05/15/22	146
-	(h)	Series 1298, Class L, IO, HB, 981.87%, 06/15/07	-	(h)
377		Series 1343, Class LA, 8.00%, 08/15/22	388
441		Series 1404, Class FA, 4.50%, 11/15/07	439
67		Series 1465, Class SA, IF, IO, 5.19%, 02/15/08	2
1,675		Series 1466, Class PZ, 7.50%, 02/15/23	1,738
22		Series 1470, Class F, FRN, 3.76%, 02/15/23	22
644		Series 1491, Class I, 7.50%, 04/15/23	683
46		Series 1506, Class F, FRN, 4.41%, 05/15/08	46
8		Series 1506, Class S, IF, 14.26%, 05/15/08	8
2,392		Series 1512, Class J, 6.50%, 05/15/08	2,422
290		Series 1513, Class AG, FRN, 3.34%, 05/15/08	287
548		Series 1513, Class N, 6.50%, 05/15/08	554
634		Series 1518, Class G, IF, 5.39%, 05/15/23	628
106		Series 1518, Class G, IF, IO, 4.69%, 05/15/08	3
601		Series 1541, Class O, FRN, 3.39%, 07/15/23	588
236		Series 1544, Class J, IF, 8.96%, 07/15/08	242
138		Series 1549, Class K, 8.50%, 07/15/08	142
1,299		Series 1558, Class D, 6.50%, 07/15/23	1,322
455		Series 1586, Class M, 5.00%, 09/15/08	453
1,214		Series 1587, Class SL, IF, 13.71%, 10/15/08	1,233
137		Series 1600, Class SC, FRN, 8.60%, 10/15/08	140
11		Series 1602, Class SA, IF, 10.36%, 10/15/23	12
178		Series 1604, Class SA, IF, 10.76%, 11/15/08	185
331		Series 1606, Class SC, IF, 14.95%, 11/15/08	358
3,021		Series 1607, Class H, 6.25%, 10/15/13	3,094
1,196		Series 1608, Class L, 6.50%, 09/15/23	1,246
1,432		Series 1609, Class L, IF, 9.07%, 11/15/23	1,538
1,301		Series 1611, Class JA, FRN, 4.88%, 08/15/23	1,308
1,186		Series 1611, Class JB, IF, 9.06%, 08/15/23	1,181
6,631		Series 1624, Class KZ, 6.00%, 12/15/08	6,731
220		Series 1625, Class SD, IF, 8.50%, 12/15/08	231
107		Series 1665, Class FA, FRN, 3.74%, 06/15/23	106

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

23	Series 1671, Class L, 7.00%, 02/15/24	23
29	Series 1685, Class Z, 6.00%, 11/15/23	30
314	Series 1689, Class SD, IF, 9.87%, 10/15/23	324
399	Series 1698, Class SC, IF, 10.65%, 03/15/09	426
272	Series 1700, Class GA, PO, 02/15/24	250
1,595	Series 1706, Class K, 7.00%, 03/15/24	1,675
288	Series 1745, Class D, 7.50%, 08/15/24	290
699	Series 1798, Class F, 5.00%, 05/15/23	694
36	Series 1807, Class G, 9.00%, 10/15/20	38
352	Series 1900, Class TA, PO, 08/15/08	339
3,036	Series 1927, Class PH, 7.50%, 01/15/27	3,150
148	Series 1967, Class PC, PO, 10/15/08	143
1,388	Series 1981, Class Z, 6.00%, 05/15/27	1,413
425	Series 1987, Class PE, 7.50%, 09/15/27	438
77	Series 2017, Class SE, IF, 14.19%, 12/15/08	82
1,338	Series 2025, Class PE, 6.30%, 01/15/13	1,368
204	Series 2033, Class SN, IF, IO, 19.05%, 03/15/24	53
571	Series 2038, Class PN, IO, 7.00%, 03/15/28	97
1	Series 204, Class E, IF, IO, HB, 1093.68%, 05/15/23	1
1,436	Series 2040, Class PE, 7.50%, 03/15/28	1,509
1,052	Series 2056, Class TD, 6.50%, 05/15/18	1,089
3,797	Series 2063, Class PG, 6.50%, 06/15/28	3,903
586	Series 2064, Class TE, 7.00%, 06/15/28	609
2,521	Series 2075, Class PH, 6.50%, 08/15/28	2,593
1,196	Series 2075, Class PM, 6.25%, 08/15/28	1,234
661	Series 2089, Class PJ, IO, 7.00%, 10/15/28	116
559	Series 2097, Class PV, 6.00%, 09/15/09	568
588	Series 2102, Class TC, 6.00%, 12/15/13	603
1,774	Series 2125, Class JZ, 6.00%, 02/15/29	1,810
10	Series 2137, Class TM, 6.50%, 01/15/28	10
255	Series 2163, Class PC, IO, 7.50%, 06/15/29	49
1,994	Series 2169, Class TB, 7.00%, 06/15/29	2,112
798	Series 2172, Class QC, 7.00%, 07/15/29	845
16	Series 2196, Class TL, 7.50%, 11/15/29	17
979	Series 2201, Class C, 8.00%, 11/15/29	1,026
1,547	Series 2210, Class Z, 8.00%, 01/15/30	1,637
726	Series 2224, Class CB, 8.00%, 03/15/30	756
1,191	Series 2256, Class MC, 7.25%, 09/15/30	1,225
1,628	Series 2259, Class ZM, 7.00%, 10/15/30	1,692
1,237	Series 2271, Class PC, 7.25%, 12/15/30	1,281
798	Series 2283, Class K, 6.50%, 12/15/23	844
789	Series 2296, Class PD, 7.00%, 03/15/31	820
91	Series 2299, Class G, 7.00%, 05/15/14	91
344	Series 2306, Class K, PO, 05/15/24	301
837	Series 2306, Class SE, IF, IO, 6.36%, 05/15/24	125
1,268	Series 2312, Class KV, 6.50%, 05/15/14	1,274
458	Series 2317, Class VG, 6.50%, 04/15/31	461
959	Series 2333, Class HC, 6.00%, 07/15/31	967
1,166	Series 2344, Class QG, 6.00%, 08/15/16	1,196
12,471	Series 2344, Class ZD, 6.50%, 08/15/31	13,014

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

1,983	Series 2344, Class ZJ, 6.50%, 08/15/31	2,045
1,645	Series 2345, Class NE, 6.50%, 08/15/31	1,692
1,944	Series 2345, Class PQ, 6.50%, 08/15/16	2,010
625	Series 2345, Class PV, 6.50%, 01/15/24	629
1,595	Series 2347, Class VP, 6.50%, 03/15/20	1,642
1,828	Series 2349, Class NW, 6.50%, 10/15/16	1,842
1,040	Series 2351, Class PZ, 6.50%, 08/15/31	1,096
926	Series 2353, Class PC, 6.50%, 09/15/15	928
10,345	Series 2353, Class TD, 6.00%, 09/15/16	10,654
1,415	Series 2355, Class BP, 6.00%, 09/15/16	1,452
258	Series 2357, Class VX, 6.50%, 12/15/17	259
1,616	Series 2360, Class PG, 6.00%, 09/15/16	1,654
776	Series 2362, Class PD, 6.50%, 06/15/20	791
758	Series 2362, Class PJ, 6.50%, 10/15/28	767
1,328	Series 2366, Class MD, 6.00%, 10/15/16	1,363
314	Series 2367, Class VD, 6.00%, 01/15/19	314
174	Series 2382, Class TL, IO, 6.50%, 02/15/31	8
1,228	Series 2391, Class QE, 5.50%, 05/15/15	1,235
1,994	Series 2391, Class QR, 5.50%, 12/15/16	2,032
1,875	Series 2391, Class VQ, 6.00%, 10/15/12	1,923
1,595	Series 2392, Class PV, 6.00%, 12/15/20	1,623
712	Series 2410, Class HC, 5.50%, 02/15/09	714
1,356	Series 2410, Class NG, 6.50%, 02/15/32	1,408
1,957	Series 2410, Class OE, 6.38%, 02/15/32	2,007
3,988	Series 2410, Class QS, IF, 9.70%, 02/15/32	3,902
736	Series 2410, Class QX, IF, IO, 4.88%, 02/15/32	57
379	Series 2412, Class SE, FRN, 8.43%, 02/15/09	385
1,595	Series 2412, Class SP, IF, 8.56%, 02/15/32	1,458
816	Series 2423, Class MC, 7.00%, 03/15/32	846
1,590	Series 2423, Class MT, 7.00%, 03/15/32	1,649
4,785	Series 2434, Class TC, 7.00%, 04/15/32	5,004
957	Series 2435, Class CJ, 6.50%, 04/15/32	1,010
1,595	Series 2435, Class VH, 6.00%, 07/15/19	1,649
1,196	Series 2441, Class GF, 6.50%, 04/15/32	1,254
1,956	Series 2444, Class ES, IF, IO, 4.18%, 03/15/32	169
1,883	Series 2450, Class GZ, 7.00%, 05/15/32	1,976
783	Series 2450, Class SW, IF, IO, 4.23%, 03/15/32	74
1,172	Series 2454, Class VB, 6.50%, 10/15/15	1,188
1,595	Series 2455, Class GK, 6.50%, 05/15/32	1,667
1,937	Series 2460, Class VZ, 6.00%, 11/15/29	1,980
2,733	Series 2461, Class VB, 6.50%, 04/15/18	2,777
5,583	Series 2462, Class JG, 6.50%, 06/15/32	5,815
3,988	Series 2466, Class DH, 6.50%, 06/15/32	4,153
3,988	Series 2466, Class PG, 6.50%, 04/15/32	4,161
1,595	Series 2474, Class NR, 6.50%, 07/15/32	1,668
1,958	Series 2484, Class LZ, 6.50%, 07/15/32	2,063
46	Series 2496, Class LD, 8.50%, 11/15/15	46
3,988	Series 2498, Class UD, 5.50%, 06/15/16	4,033
3,988	Series 2500, Class GD, 5.50%, 12/15/15	4,018
2,393	Series 2500, Class MC, 6.00%, 09/15/32	2,462

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

3,988	Series 2500, Class TD, 5.50%, 02/15/16	4,025
2,393	Series 2512, Class PG, 5.50%, 10/15/22	2,463
1,076	Series 2513, Class YO, PO, 02/15/32	947
2,393	Series 2515, Class DE, 4.00%, 03/15/32	2,237
330	Series 2519, Class BT, 8.50%, 09/15/31	351
1,901	Series 2527, Class VU, 5.50%, 10/15/13	1,929
1,196	Series 2535, Class BK, 5.50%, 12/15/22	1,222
1,675	Series 2537, Class TE, 5.50%, 12/15/17	1,717
2,662	Series 2543, Class YX, 6.00%, 12/15/32	2,743
2,871	Series 2557, Class WJ, 5.00%, 07/15/14	2,879
2,393	Series 2565, Class MB, 6.00%, 05/15/30	2,455
3,190	Series 2575, Class ME, 6.00%, 02/15/33	3,284
1,672	Series 2586, Class WI, IO, 6.50%, 03/15/33	358
4,631	Series 2594, Class VA, 6.00%, 03/15/14	4,739
1,983	Series 2594, Class VP, 6.00%, 02/15/14	2,026
1,595	Series 2594, Class VQ, 6.00%, 08/15/20	1,638
2,838	Series 2597, Class AD, 6.50%, 03/15/32	3,000
3,894	Series 2597, Class DS, IF, IO, 3.78%, 02/15/33	259
8,581	Series 2599, Class DS, IF, IO, 3.23%, 02/15/33	503
8,685	Series 2610, Class DS, IF, IO, 3.33%, 03/15/33	537
5,128	Series 2611, Class SH, IF, IO, 3.88%, 10/15/21	420
1,595	Series 2617, Class GR, 4.50%, 05/15/18	1,540
1,552	Series 2619, Class IM, IO, 5.00%, 10/15/21	232
1,000	Series 2628, Class WA, 4.00%, 07/15/28	950
1,500	Series 2630, Class KN, 2.50%, 04/15/13	1,449
798	Series 2631, Class LC, 4.50%, 06/15/18	771
798	Series 2640, Class VE, 3.25%, 07/15/22	687
474	Series 2643, Class HI, IO, 4.50%, 12/15/16	56
2,862	Series 2643, Class KG, 4.00%, 05/15/18	2,851
1,758	Series 2651, Class VZ, 4.50%, 07/15/18	1,675
1,055	Series 2656, Class SH, IF, 10.30%, 02/15/25	1,134
1,222	Series 2668, Class SB, IF, 3.85%, 10/15/15	1,184
798	Series 2672, Class ME, 5.00%, 11/15/22	795
1,994	Series 2675, Class CK, 4.00%, 09/15/18	1,860
1,549	Series 2682, Class YS, IF, 3.46%, 10/15/33	1,117
957	Series 2684, Class PO, 10/15/33	555
798	Series 2686, Class GB, 5.00%, 05/15/20	799
637	Series 2691, Class WS, IF, 3.35%, 10/15/33	447
1,000	Series 2695, Class DE, 4.00%, 01/15/17	956
921	Series 2705, Class SC, IF, 3.35%, 11/15/33	657
921	Series 2705, Class SD, IF, 6.11%, 11/15/33	758
117	Series 2727, PO, 01/15/34	76
5,822	Series 2727, Class BS, IF, 3.42%, 01/15/34	3,851
482	Series 2733, Class GF, FRN, 0.00%, 09/15/33	475
475	Series 2739, Class S, IF, 4.46%, 01/15/34	407
620	Series 2744, Class FE, FRN, 0.00%, 02/15/34	482
1,595	Series 2744, Class PC, 5.50%, 01/15/31	1,625
1,991	Series 2744, Class PD, 5.50%, 08/15/33	2,070
1,595	Series 2744, Class TU, 5.50%, 05/15/32	1,605
1,641	Series 2749, Class PK, IO, 5.00%, 09/15/22	119

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Security Description	Value

766		Series 2753, Class S, IF, 4.46%, 02/15/34	579
622		Series 2755, Class SA, IF, 6.66%, 05/15/30	616
288		Series 2769, PO, 03/15/34	174
1,625		Series 2776, Class SK, IF, 3.42%, 04/15/34	1,216
1,196		Series 2846, PO, 08/15/34	934
398		Series 2925, Class ZM, 5.00%, 01/15/35	394
61		Series 46, Class B, 7.80%, 09/15/20	61
1		Series 85, Class C, 8.60%, 01/15/21	1
24		Series 47, Class F, 10.00%, 06/15/20	24
2		Series 411, Class I, HB, 84.00%, 05/15/20	2
50		Series 99, Class Z, 9.50%, 01/15/21	50
		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
603		Series T-41, Class 3A, 7.50%, 07/25/32	634
535		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	557
5,057		Series T-54, Class 2A, 6.50%, 02/25/43	5,195
1,767		Series T-54, Class 3A, 7.00%, 02/25/43	1,852
435		Series T-58, Class A, PO, 09/25/43	374
1,002		Federal Home Loan Mortgage Corp.- Government National Mortgage Association
		Series 24, Class ZE, 6.25%, 11/25/23	1,026
		Federal National Mortgage Association
2,000		Series 2005-68 Class PG, 5.50%, 08/25/35	2,026
37		Series 1988-7, Class Z, 9.25%, 04/25/18	40
166		Series 1989-70, Class G, 8.00%, 10/25/19	176
70		Series 1989-78, Class H, 9.40%, 11/25/19	76
59		Series 1989-83, Class H, 5.50%, 08/25/35	63
58		Series 1989-89, Class H, 9.00%, 11/25/19	63
21		Series 1990-1, Class D, 8.80%, 01/25/20	22
155		Series 1990-102, Class J, 6.50%, 08/25/20	158
68		Series 1990-120, Class H, 9.00%, 10/25/20	71
14		Series 1990-134, Class SC, IF, 15.83%, 11/25/20	18
1		Series 1990-140, Class H, IO, HB, 651.60%, 12/25/20	13
37		Series 1990-60, Class K, 5.50%, 06/25/20	37
29		Series 1990-63, Class H, 9.50%, 06/25/20	32
33		Series 1990-7, Class B, 8.50%, 01/25/20	35
38		Series 1990-93, Class G, 5.50%, 08/25/20	37
-	(h)	Series 1990-94, Class H, HB, 504.00%, 08/25/20	5
-	(h)	Series 1990-94, Class H, IO, HB, 1008.00%, 04/25/06	-	(h)
-	(h)	Series 1990-95, Class J, IO, 1118.04%, 08/25/20	8
-	(h)	Series 1991-20, Class M, IO, HB, 908.75%, 03/25/06	-	(h)
-	(h)	Series 1991-4, Class N, IO, HB, 758.75%, 01/25/06	-	(h)
95		Series 1991-42, Class S, IF, 10.95%, 05/25/21	105
-	(h)	Series 1991-7, Class K, IO, HB, 910.80%, 02/25/21	1
99		Series 1992-143, Class MA, 5.50%, 09/25/22	100
199		Series 1992-33, Class F, FRN, 3.74%, 03/25/22	198
79		Series 1992-44, Class K, 7.25%, 04/25/07	81
372		Series 1993-122, Class M, 6.50%, 07/25/23	383
128		Series 1993-165, Class SD, IF, 9.00%, 09/25/23	132
70		Series 1993-170, Class SE, IF, 15.25%, 09/25/08	76
98		Series 1993-175, Class SA, IF, 13.00%, 09/25/08	105
539		Series 1993-178, Class PK, 6.50%, 09/25/23	545

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

798	Series 1993-18, Class PK, 6.50%, 02/25/08	811
3,988	Series 1993-183, Class KA, 6.50%, 10/25/23	4,212
4,215	Series 1993-189, Class PL, 6.50%, 10/25/23	4,356
669	Series 1993-190, Class S, IF, 10.76%, 10/25/08	687
130	Series 1993-196, Class FA, FRN, 3.66%, 10/25/08	128
527	Series 1993-225, Class SG, IF, 11.25%, 12/25/13	559
101	Series 1993-225, Class VO, IF, 9.54%, 12/25/22	103
950	Series 1993-247, Class SA, IF, 18.80%, 12/25/23	1,182
590	Series 1993-25, Class J, 7.50%, 03/25/23	618
2,283	Series 1993-250, Class Z, 7.00%, 12/25/23	2,356
4,207	Series 1993-257, Class C, PO, 06/25/23	3,806
3,832	Series 1993-37, Class PX, 7.00%, 03/25/23	3,996
1,145	Series 1993-41, Class PH, 6.00%, 03/25/23	1,150
1,370	Series 1993-54, Class Z, 7.00%, 04/25/23	1,424
287	Series 1993-62, Class SA, IF, 14.10%, 04/25/23	338
66	Series 1993-72, Class F, FRN, 3.66%, 05/25/08	65
166	Series 1994-12, Class FC, FRN, 3.81%, 01/25/09	164
73	Series 1994-13, Class SK, IF, 14.34%, 02/25/09	80
374	Series 1994-17, Class JB, 6.50%, 02/25/09	27
103	Series 1994-20, Class Z, 6.50%, IO, 02/25/09	104
1,157	Series 1994-34, Class DZ, 6.00%, 03/25/09	1,175
573	Series 1994-40, Class VC, 6.50%, 02/25/10	581
607	Series 1994-55, Class G, 6.75%, 12/25/23	611
56	Series 1994-9, Class E, PO, 11/25/23	49
2,439	Series 1996-14, Class SE, IF, IO, 6.55%, 08/25/23	413
142	Series 1996-20, Class L, PO, 09/25/08	135
277	Series 1996-24, Class E, PO, 03/25/09	264
122	Series 1996-27, Class FC, FRN, 4.34%, 03/25/17	122
1,210	Series 1996-32, Class PH, 7.00%, 01/25/26	1,237
343	Series 1996-39, Class J, PO, 09/25/08	329
16	Series 1996-46, Class PE, PO, 09/25/06	16
234	Series 1996-59, Class J, 6.50%, 08/25/22	240
1,702	Series 1996-59, Class K, 6.50%, 07/25/23	1,732
1,544	Series 1997-20, IO, FRN, 1.84%, 03/25/27	86
1,319	Series 1997-20, Class IB, IO, FRN, 1.84%, 03/25/27	71
591	Series 1997-27, Class J, 7.50%, 04/18/27	621
525	Series 1997-29, Class J, 7.50%, 04/20/27	548
1,082	Series 1997-39, Class PD, 7.50%, 05/20/27	1,126
475	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	89
347	Series 1998-27, Class B, PO, 12/25/08	331
946	Series 1998-36, Class ZB, 6.00%, 07/18/28	963
71	Series 1998-4, Class C, PO, 04/25/23	62
2,980	Series 2000-2, Class ZE, 7.50%, 02/25/30	3,141
3,664	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	705
3,190	Series 2001-36, Class DE, 7.00%, 08/25/31	3,323
1,479	Series 2001-4, Class PC, 7.00%, 03/25/21	1,546
767	Series 2001-44, Class PD, 7.00%, 09/25/31	795
1,663	Series 2001-48, Class Z, 6.50%, 09/25/21	1,767
855	Series 2001-49, Class Z, 6.50%, 09/25/31	883
2,514	Series 2001-5, Class OW, 6.00%, 03/25/16	2,572

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

3,029	Series 2001-50, Class VB, 6.50%, 12/25/16	3,082
2,179	Series 2001-52, Class XM, 6.50%, 11/25/10	2,227
2,791	Series 2001-61, Class VB, 7.00%, 12/25/16	2,899
1,137	Series 2001-61, Class VQ, 6.50%, 08/25/15	1,161
1,221	Series 2001-71, Class GU, 6.00%, 05/25/14	1,241
2,393	Series 2001-71, Class MB, 6.00%, 12/25/16	2,462
3,646	Series 2001-71, Class QE, 6.00%, 12/25/16	3,739
11,246	Series 2001-74, Class MB, 6.00%, 12/25/16	11,763
2,791	Series 2001-78, Class VB, 6.00%, 12/25/15	2,803
1,356	Series 2001-80, Class PE, 6.00%, 07/25/29	1,386
636	Series 2001-81, Class LO, PO, 01/25/32	529
1,802	Series 2002-1, Class HC, 6.50%, 02/25/22	1,866
646	Series 2002-1, Class SA, IF, 12.74%, 02/25/32	696
4,865	Series 2002-18, Class PC, 5.50%, 04/25/17	4,976
1,564	Series 2002-2, Class UC, 6.00%, 02/25/17	1,593
1,994	Series 2002-21, Class PE, 6.50%, 04/25/32	2,062
1,595	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,638
1,595	Series 2002-28, Class PK, 6.50%, 05/25/32	1,659
2,393	Series 2002-3, Class OG, 6.00%, 02/25/17	2,475
2,861	Series 2002-37, Class Z, 6.50%, 06/25/32	2,959
3,190	Series 2002-56, Class UC, 5.50%, 09/25/17	3,255
2,012	Series 2002-59, Class AC, 6.00%, 03/25/28	2,056
115	Series 2002-59, Class VA, 6.50%, 04/25/32	115
3,190	Series 2002-59, Class VB, 6.50%, 04/25/32	3,228
5,583	Series 2002-61, Class PE, 5.50%, 05/25/16	5,641
3,190	Series 2002-74, Class LD, 5.00%, 01/25/16	3,190
3,988	Series 2002-74, Class PD, 5.00%, 11/25/15	3,990
6,460	Series 2002-74, Class VB, 6.00%, 11/25/31	6,598
767	Series 2002-8, Class SR, IF, 8.29%, 03/25/09	781
1,743	Series 2002-84, Class VB, 5.50%, 04/25/15	1,759
443	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	60
1,595	Series 2002-94, Class BK, 5.50%, 01/25/18	1,641
1,196	Series 2003-106, Class US, IF, 3.33%, 11/25/23	940
6,286	Series 2003-116, Class SB, IF, IO, 3.77%, 11/25/33	485
798	Series 2003-128, Class KE, 4.50%, 01/25/14	788
1,671	Series 2003-130, Class SX, IF, 5.78%, 01/25/34	1,521
798	Series 2003-22, Class UD, 4.00%, 04/25/33	683
640	Series 2003-34, Class GB, 6.00%, 03/25/33	659
1,199	Series 2003-34, Class GE, 6.00%, 05/25/33	1,235
524	Series 2003-39, IO, VAR, 6.00%, 05/25/33	102
1,595	Series 2003-47, Class PE, 5.75%, 06/25/33	1,615
918	Series 2003-52, Class SX, IF, 11.46%, 10/25/31	952
664	Series 2003-64, Class SX, IF, 4.52%, 07/25/33	467
1,696	Series 2003-71, Class DS, IF, 2.54%, 08/25/33	1,398
3,198	Series 2003-8, Class SB, IF, IO, 3.82%, 03/25/16	203
7,576	Series 2003-80, Class SY, IF, IO, 3.82%, 06/25/23	657
1,595	Series 2003-83, Class PG, 5.00%, 06/25/23	1,584
600	Series 2003-91, Class SD, IF, 6.12%, 09/25/33	569
2,209	Series 2004-10, Class SC, IF, 13.28%, 02/25/34	2,410
1,266	Series 2004-14, Class SD, IF, 3.33%, 03/25/34	931

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Security Description	Value

1,000		Series 2004-21, Class AE, 4.00%, 04/25/19	925
264		Series 2004-21, Class CO, PO, 04/25/34	157
1,595		Series 2004-25, Class PC, 5.50%, 01/25/34	1,596
1,439		Series 2004-25, Class SA, IF, 8.99%, 04/25/34	1,475
1,037		Series 2004-36, Class PC, 5.50%, 02/25/34	1,045
2,044		Series 2004-36, Class SA, IF, 8.99%, 05/25/34	2,110
1,131		Series 2004-76, Class CL, 4.00%, 10/25/19	1,054
962		Series 2005-52, Class PA, 6.50%, 06/25/35	1,010
52		Series G-14, Class L, 8.50%, 06/25/21	55
256		Series G-18, Class Z, 8.75%, 06/25/21	274
86		Series G-22, Class G, 6.00%, 12/25/16	88
189		Series G-35, Class M, 8.75%, 10/25/21	203
-	(h)	Series G92-27, Class SQ, FRN, HB, 6904.32%, 05/25/22	33
771		Series G92-35, Class E, 7.50%, 07/25/22	803
49		Series G92-42, Class Z, 7.00%, 07/25/22	51
1,137		Series G92-44, Class ZQ, 8.00%, 07/25/22	1,215
818		Series G92-54, Class ZQ, 7.50%, 09/25/22	859
169		Series G93-5, Class Z, 6.50%, 02/25/23	172
196		Series G95-1, Class C, 8.80%, 01/25/25	211
		Federal National Mortgage Association Interest STRIPS
64		Series 218, Class 2, IO, 7.50%, 04/01/23	12
728		Series 329, Class 1, PO, 12/01/32	575
1,518		Series 340, Class 1, PO, 09/01/33	1,148
9		Series 50, Class 2, IO, 10.50%, 03/01/19	2
		Federal National Mortgage Association Whole Loan
754		Series 2002-W5, Class A10, IO, FRN, 4.27%, 11/25/30	54
3,438		Series 2002-W5, Class A7, 6.25%, 08/25/30	3,478
2,412		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,483
675		Series 2003-W4, Class 2A, 6.50%, 10/25/42	679
798		Series 2003-W8, Class 1A3, 4.75%, 12/25/42	791
2,111		Series 2004-W2, Class 2A2, 7.00%, 02/25/44	2,206
		Government National Mortgage Association
1,002		Series 1990-30, Class H, IF, IO, 4.83%, 08/16/29	74
640		Series 1994-3, Class PQ, 7.49%, 07/16/24	669
2,294		Series 1994-4, Class KQ, 7.99%, 07/16/24	2,406
2,393		Series 1994-7, Class PQ, 6.50%, 10/16/24	2,510
866		Series 1995-3, Class DQ, 8.05%, 06/16/25	905
248		Series 1995-7, Class CQ, 7.50%, 09/16/25	257
1,832		Series 1996-16, Class E, 7.50%, 08/16/26	1,902
393		Series 1998-26, Class K, 7.50%, 09/17/25	411
3,877		Series 1999-10, Class ZC, 6.50%, 04/20/29	4,063
6,039		Series 1999-4, Class ZB, 6.00%, 02/20/29	6,088
708		Series 1999-41, Class Z, 8.00%, 11/16/29	751
568		Series 1999-44, Class PC, 7.50%, 12/20/29	594
1,595		Series 2000-14, Class PD, 7.00%, 02/16/30	1,667
585		Series 2000-16, Class ZN, 7.50%, 02/16/30	612
3,262		Series 2000-37, Class B, 8.00%, 12/20/30	3,432
267		Series 2000-38, Class AH, 7.15%, 12/20/30	275
1,326		Series 2000-6, Class Z, 7.50%, 02/20/30	1,380
1,371		Series 2000-9, Class PB, 7.50%, 06/16/26	1,392

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

229	Series 2000-9, Class Z, 8.00%, 06/20/30	235
2,816	Series 2000-9, Class ZJ, 8.50%, 02/16/30	3,091
116	Series 2001-32, Class WA, IF, 10.63%, 07/20/31	124
1,595	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,662
2,082	Series 2001-7, Class PK, 6.50%, 03/20/31	2,141
1,300	Series 2002-31, Class S, IF, IO, 4.93%, 01/16/31	90
5,999	Series 2002-36, Class VB, 6.50%, 07/20/19	6,047
1,595	Series 2002-40, Class UK, 6.50%, 06/20/32	1,670
8,773	Series 2002-45, Class QE, 6.50%, 06/20/32	9,159
1,595	Series 2002-47, Class PG, 6.50%, 07/16/32	1,667
1,595	Series 2002-47, Class PY, 6.00%, 07/20/32	1,641
1,104	Series 2002-47, Class VB, 6.50%, 09/20/17	1,110
2,448	Series 2002-47, Class ZA, 6.50%, 07/20/32	2,539
1,342	Series 2002-48, Class VM, 6.50%, 09/20/16	1,358
280	Series 2002-51, Class SG, IF, 16.05%, 04/20/31	313
1,436	Series 2002-54, Class GB, 6.50%, 08/20/32	1,487
4,327	Series 2002-67, Class VA, 6.00%, 03/20/13	4,383
762	Series 2002-7, Class PG, 6.50%, 01/20/32	785
638	Series 2002-79, Class KV, 6.00%, 11/20/13	654
1,097	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	41
5,591	Series 2002-88, Class VA, 6.00%, 12/20/17	5,748
550	Series 2003-24, PO, 03/16/33	463
2,167	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	336
1,287	Series 2003-4, Class NY, 5.50%, 12/20/13	1,309
1,196	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,290
1,873	Series 2003-52, Class AP, PO, 06/16/33	1,495
13	Series 2003-66, Class EO, PO, 08/20/33	13
1,200	Series 2003-95, Class SC, IF, IO, 3.21%, 09/17/31	46
371	Series 2004-28, Class S, IF, 9.29%, 04/16/34	381
745	Series 2004-73, Class AE, IF, 7.04%, 08/17/34	733
	Vendee Mortgage Trust
2,774	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	2,775
4,561	Series 1996-1, Class 1Z, 6.75%, 02/15/26	4,753
1,601	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,664
5,766	Series 1997-1, Class 2Z, 7.50%, 02/15/27	6,229
1,595	Series 1998-1, Class 2E, 7.00%, 09/15/27	1,657

		555,161

Non-Agency — 6.5%
602	Banc Of America Funding Corp.
	Series 2004-1, PO, 03/25/34	518
	Banc Of America Mortgage Securities
1,041	Series 2003-11, PO, 02/25/34	908
435	Series 2003-8 Class A, PO, 11/25/33	323
731	Series 2004-6, Class A, PO, 07/25/34	526
461	Bank Of America Alternative Loan Trust
	Series 2003-11, PO, 01/25/34	377
	Bear Stearns Commercial Mortgage Securities
344	Series 2000-WF1, Class A1, 7.64%, 02/15/32	361
945	Series 2004-T16, Class A2, 3.70%, 02/13/46	922
1,100	Series 2005-PWR9, Class AAB, 4.80%, 09/15/42	1,089

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Security Description	Value

234		BHN II Mortgage Fund
		Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	6
1,017		Cendant Mortgage Corp.
		Series 2004-1, Class P, PO, 02/25/34	690
		Citigroup Mortgage Loan Trust, Inc.
1,641		Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,680
725		Series 2003-UST1, PO, 12/25/18	599
2,218		Series 2003-UST1, Class A1, FRN, 5.50%, 12/25/18	2,233
		Countrywide Alternative Loan Trust
4,785		Series 2002-8, Class A4, 6.50%, 07/25/32	4,785
2,300		Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	2,209
		Countrywide Home Loan Mortgage Pass Through Trust
4,080		Series 2003-26, Class 1A6, 3.50%, 08/25/33	3,725
713		Series 2003-J13, PO, 01/25/34	596
2,065		Series 2003-J7, Class 4A3, IF, 4.85%, 08/25/18	2,020
592		Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	579
887		Series 2005-R1, Class 2A, PO, 03/25/35 (e)	714
282		CS First Boston Mortgage Securities Corp.
		Series 1997-2, Class A, 7.50%, 06/25/20 (e)	285
768		Deutsche Mortgage Securities, Inc.
		Series 2004-1, Class 2A, PO, 10/25/18	691
3,190		Equitable Life Assurance Society of the U.S. (The)	3,239
		Series 174, Class A1, 7.24%, 05/15/09 (e)
		First Horizon Asset Securities, Inc.
2,655		Series 2004-AR1, Class 2A2, FRN, 5.03%, 04/25/35	2,646
4,360		Series 2004-AR7, Class 2A1, FRN, 4.94%, 02/25/35	4,344
798		Series 2004-AR7, Class 2A2, FRN, 4.94%, 02/25/35	794
165		GSR Mortgage Loan Trust	165
		Series 2004-13F, Class 2A3, 6.00%, 11/25/34
		JP Morgan Commercial Mortgage Finance Corp.
2,421		PO, 05/28/35	1,807
1,595		Series 1997-C4, Class B, VAR, 7.47%, 12/25/28	1,616
2,231		MASTR Adjustable Rate Mortgages Trust
		Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	2,184
		MASTR Alternative Loans Trust
851		Series 2003-9, Class 8A1, 6.00%, 01/25/34	862
1,048		Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,019
399		Series 2004-7 30, PO, 08/25/34	302
		MASTR Asset Securitization Trust
865		Series 2003-4, Class 2A2, 5.00%, 05/25/18	866
701		Series 2004-8, PO, 08/25/19	549
2,291		Merrill Lynch Mortgage Investors, Inc.
		Series 1997-C2, Class A2, 6.54%, 12/10/29	2,363
		Merrill Lynch Mortgage Trust
1,850		Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	1,866
143		Series 144-SFHA, 7.43%, 08/01/24	143
-	(h)	Morgan Stanley Mortgage Trust
		Series 35, Class 2, IF, HB, 9575.28%, 04/20/21	12
915		Mortgage IT Trust
		Series 2005-1, Class 1A1, FRN, 4.15%, 02/25/35	915

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

	Nomura Asset Acceptance Corp.
1,158	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,162
1,181	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,189
264	Series 2003-A1, Class A5, 7.00%, 04/25/33	264
1,095	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,114
1	Paine Webber CMO Trust
	Series H, Class 4, 8.75%, 04/01/18	1
	Residential Accredit Loans, Inc.
1,586	Series 2002-QS16, Class A3, IF, 8.61%, 10/25/17	1,682
6,727	Series 2002-QS8, Class A5, 6.25%, 06/25/17	6,765
1,700	Series 2003-QS3, Class A2, IF, 8.07%, 02/25/18	1,756
3,091	Series 2003-QS3, Class A8, IF, IO, 3.77%, 02/25/18	216
7,324	Series 2003-QS9, Class A3, IF, IO, 3.72%, 05/25/18	517
798	Series 2004-QS8, Class A2, 5.00%, 06/25/34	787
	Residential Funding Mortgage Securities I
798	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	760
2,824	Series 2003-S7, Class A17, 4.00%, 05/25/33	2,732
36	Rural Housing Trust
	Series 1987-1, Class 3B, 7.33%, 04/01/26	36
411	Salomon Brothers Mortgage Securities VII
	Series 2003-UP2, Class 1, PO, 12/25/18	380
284	Structured Mortgage Asset Residential Trust
	Series 1993-2A, Class AE, 7.60%, 03/25/09	290
3,190	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C15, Class A2, 4.04%, 10/15/41	3,100
1,000	Wamu Alternative Mortgage Pass-Through Certificates
	Series 2005-4, Class CB7, 5.50%, 06/25/35	995
490	Washington Mutual Mortgage Securities Corp.
	Series 2003-MS7, Class P, PO, 03/25/33	423
1,196	Washington Mutual, Inc.
	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,144
455	Series 2003-S10, Class A6, PO, 10/25/18	377
1,000	Series 2004-S3, Class 2A3, FRN, 8.31%, 07/25/34	972
	Wells Fargo Mortgage Backed Securities Trust
826	Series 2003-11 1A, PO, 10/25/18	718
1,595	Series 2003-13, Class A7, 4.50%, 11/25/18	1,510
702	Series 2003-17, Class 2A4, 5.50%, 01/25/34	702
1,385	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,374
4,810	Series 2004-BB, Class A4, FRN, 4.58%, 01/25/35	4,756
1,388	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	1,357
1,994	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,922

		90,529

	Total Collateralized Mortgage Obligations
	(Cost $650,650)	645,690

Corporate Bonds — 21.9%

Aerospace & Defense — 0.1%
1,055	Systems 2001 AT LLC
	7.16%, 12/15/11 (e)	1,112

Air Freight & Logistics — 0.3%
3,378	FedEx Corp.
	6.72%, 01/15/22	3,704

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Airlines — 0.7%
419	American Airlines, Inc.
	Series 1999-1, 7.02%, 04/15/11	425
	Continental Airlines, Inc.
198	Series 1999-2, Class A1, 7.26%, 09/15/21	199
798	Series 1999-2, Class A2, 7.06%, 03/15/11	806
855	Delta Air Lines, Inc.
	Series 2001-1, 6.62%, 03/18/11 (d)	800
	Southwest Airlines Co.
381	Series 2001-1, 5.10%, 11/01/07	382
1,296	Series 2001-1, 5.50%, 11/01/06	1,310
	United Airlines, Inc.
479	Series 2000-1, 7.73%, 07/01/10 (d)	457
1,325	Series 2000-2, 7.19%, 10/01/12 (d)	1,299
1,868	Series 2001-1, 6.07%, 09/01/14 (d)	1,803
2,059	Series 2001-1, 7.78%, 07/01/15 (d)	1,963

		9,444

Automobiles — 0.3%
	DaimlerChrysler NA Holding Corp.
1,595	4.75%, 01/15/08	1,587
2,791	7.20%, 09/01/09	2,978

		4,565

Capital Markets — 3.9%
4,785	Bear Stearns Cos., Inc. (The)
	3.25%, 03/25/09	4,561
	Credit Suisse First Boston USA, Inc.
439	4.70%, 06/01/09	438
1,595	5.50%, 08/15/13	1,643
6,460	6.13%, 11/15/11	6,863
	Goldman Sachs Group, Inc.
1,061	3.88%, 01/15/09	1,035
798	4.75%, 07/15/13	780
1,675	5.25%, 10/15/13	1,690
1,914	6.60%, 01/15/12	2,075
4,387	6.88%, 01/15/11	4,775
399	7.35%, 10/01/09	435
	Lehman Brothers Holdings, Inc.
798	4.00%, 01/22/08	787
700	4.80%, 03/13/14	688
1,795	6.63%, 01/18/12	1,953
	Merrill Lynch & Co., Inc.
1,595	3.70%, 04/21/08	1,560
700	5.00%, 01/15/15	696
798	5.45%, 07/15/14	820
798	Series B, 3.13%, 07/15/08	766
1,196	Series C, 4.13%, 01/15/09	1,176
	Morgan Stanley
957	4.25%, 05/15/10	933
578	4.75%, 04/01/14	558
4,466	6.60%, 04/01/12	4,838

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

4,885	6.75%, 04/15/11	5,314
	National Rural Utilities Cooperative Finance Corp.
6,724	6.00%, 05/15/06	6,788
823	7.30%, 09/15/06	845
2,393	State Street Corp. 7.65%, 06/15/10	2,703

		54,720

Chemicals — 0.1%
1,196	Don Chemicals Co. (The)
	6.13%, 02/01/11	1,275

Commercial Banks —2.9%
	Bank of America Corp.
2,393	3.88%, 01/15/08	2,358
1,595	7.40%, 01/15/11	1,781
6,580	7.80%, 02/15/10	7,344
598	Branch Banking & Trust Co. Wilson North Carolina	596
	4.88%, 01/15/13
3,988	First Bank NA
	6.50%, 02/01/08	4,150
3,988	Firstar Bank NA
	7.13%, 12/01/09	4,358
1,595	Keycorp
	Series G, 4.70%, 05/21/09	1,593
1,595	Marshall & Ilsley Corp.
	Series E, 5.75%, 09/01/06	1,612
917	Mellon Funding Corp.
	3.25%, 04/01/09	877
	Popular North America, Inc.
798	4.25%, 04/01/08	788
798	6.13%, 10/15/06	806
1,495	Royal Bank of Canada (Canada)
	3.88%, 05/04/09	1,464
901	Suntrust Bank
	6.38%, 04/01/11	970
798	Wachovia Bank NA
	7.80%, 08/18/10	906
	Wachovia Corp.
2,791	3.50%, 08/15/08	2,702
2,712	3.63%, 02/17/09	2,626
	Wells Fargo Bank NA
2,784	3.13%, 04/01/09	2,650
319	6.45%, 02/01/11	343
2,472	7.55%, 06/21/10	2,764

		40,688

Commercial Services & Supplies — 0.1%
1,117	PHH Corp.
	7.13%, 03/01/13	1,203

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Computer & Peripherals — 0.1%
1,117	International Business Machines Corp.
	5.39%, 01/22/09	1,141
Consumer Finance — 1.8%
1,595	American Express Credit Corp.
	3.00%, 05/16/08	1,537
	American General Finance Corp.
518	Series H, 4.50%, 11/15/07	516
359	Series H, 5.38%, 10/01/12	363
279	Capital One Bank
	5.75%, 09/15/10	288
	General Motors Acceptance Corp.
1,650	6.13%, 09/15/06	1,655
3,700	7.25%, 03/02/11	3,441
	HSBC Finance Corp.
798	4.75%, 05/15/09	796
5,583	5.88%, 02/01/09	5,762
798	6.38%, 11/27/12	857
798	6.50%, 11/15/08	838
1,783	6.75%, 05/15/11	1,939
1,196	7.20%, 07/15/06	1,220
2,752	8.00%, 07/15/10	3,105
	International Lease Finance Corp.
698	4.50%, 05/01/08	692
598	5.88%, 05/01/13	623
1,037	SLM Corp.
	Series A, 5.38%, 01/15/13	1,064

		24,696

Diversified Financial Services — 4.3%
	Associates Corp. Of N. America
798	6.38%, 11/15/05	800
4,367	8.15%, 08/01/09	4,887
	CIT Group, Inc.
1,914	6.50%, 02/07/06	1,928
650	7.75%, 04/02/12	745
	Citigroup, Inc.
479	3.50%, 02/01/08	467
798	4.25%, 07/29/09	787
1,994	5.63%, 08/27/12	2,073
319	6.20%, 03/15/09	334
	Ford Motor Credit Co.
1,595	5.80%, 01/12/09	1,488
3,200	6.88%, 02/01/06	3,213
6,200	7.38%, 10/28/09	5,989
3,900	7.88%, 06/15/10	3,795
798	Toyota Motor Credit Corp.
	2.88%, 08/01/08	763
	General Electric Capital Corp.
798	2.80%, 01/15/07	782
1,795	3.50%, 05/01/08	1,750

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

1,675	4.25%, 01/15/08	1,665
1,396	4.63%, 09/15/09	1,395
2,791	5.38%, 03/15/07	2,826
4,103	5.88%, 02/15/12	4,311
4,785	6.00%, 06/15/12	5,093
2,034	6.13%, 02/22/11	2,157
212	7.88%, 12/01/06	220
	John Hancock Global Funding II
957	3.50%, 01/30/09 (e)	920
957	7.90%, 07/02/10 (e)	1,087
	MassMutual Global Funding II
1,300	3.25%, 06/15/07 (e)	1,271
1,595	3.50%, 03/15/10 (e)	1,509
	New York Life Global Funding
877	3.88%, 01/15/09 (e)	856
1,994	5.38%, 09/15/13 (e)	2,052
	Principal Life Global Funding I
798	2.80%, 06/26/08 (e)	762
239	6.13%, 03/01/06 (e)	241
3,015	6.25%, 02/15/12 (e)	3,236
798	Washington Mutual Financial Corp.
	6.88%, 05/15/11	875

		60,277

Diversified Telecommunication Services — 1.9%
558	Ameritech Capital Funding Corp.
	6.15%, 01/15/08	573
859	Bellsouth Telecommunications
	6.30%, 12/15/15	896
3,270	British Telecommunications plc (United Kingdom)
	8.38%, 12/15/10	3,786
2,313	France Telecom S.A. (France)
	7.75%, 03/01/11	2,626
694	New York Telephone Co.
	6.00%, 04/15/08	712
2,233	Nynex Capital Funding Co.
	Series B, SUB, 8.23%, 10/15/09	2,469
225	Nynex Corp.
	9.55%, 05/01/10	250
	Sprint Capital Corp.
4,267	6.00%, 01/15/07	4,338
997	7.13%, 01/30/06	1,005
319	7.63%, 01/30/11	357
718	8.38%, 03/15/12	845
1,117	TELUS Corp. (Canada)
	8.00%, 06/01/11	1,278
798	Verizon Florida, Inc.
	Series F, 6.13%, 01/15/13	829
4,187	Verizon Global Funding Corp.
	7.25%, 12/01/10	4,627
1,595	Verizon Virginia, Inc.
	Series A, 4.63%, 03/15/13	1,527

		26,118

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Electric Utilities — 0.9%
319	Alabama Power Co.
	4.70%, 12/01/10	317
265	American Electric Power Co., Inc.
	Series A, 6.13%, 05/15/06	268
917	Carolina Power & Light Co.
	5.13%, 09/15/13	923
2,153	Constellation Energy Group, Inc.
	6.35%, 04/01/07	2,201
1,276	Dominion Resources, Inc.
	Series B, 6.25%, 06/30/12	1,353
798	DTE Energy Co.
	Series A, 6.65%, 04/15/09	843
	Duke Energy Corp.
1,795	4.20%, 10/01/08	1,767
1,595	5.63%, 11/30/12	1,647
1,595	Exelon Generation Co., LLC
	6.95%, 06/15/11	1,740
231	Kiowa Power Partners LLC
	4.81%, 12/30/13 (e)	224
893	Ohio Valley Electric Corp.
	5.94%, 02/12/06 (e)	898
60	Virginia Electric & Power Co.
	Series A, 5.38%, 02/01/07	60

		12,241

Food & Staples Retailing — 0.1%
1,196	Kroger Co. (The)	1,318

	8.05%, 02/01/10
Gas Utilities — 0.1%
3,230	Enron Corp.
	6.75%, 07/01/05 (d)	-	(h)
638	KeySpan Gas East Corp.
	7.88%, 02/01/10	715
1,037	Southern California Gas Co.
	4.80%, 10/01/12	1,035

		1,750

Hotels, Restaurants & Leisure — 0.0% (g)
319	Harrah’s Operating Co., Inc.
	8.00%, 02/01/11	357

Industrial Conglomerates — 0.3%

1,795	Honeywell International, Inc.
	5.13%, 11/01/06	1,806
	Tyco International Group S.A. (Bermuda)
598	6.38%, 10/15/11	637
997	6.75%, 02/15/11	1,077

		3,520

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Insurance — 1.6%
1,515	American International Group, Inc.
	4.25%, 05/15/13	1,447
	ASIF Global Financing
2,393	2.65%, 01/17/06 (e)	2,382
1,795	3.90%, 10/22/08 (e)	1,751
2,393	4.90%, 01/17/13 (e)	2,349
1,595	Jackson National Life Global Funding
	6.13%, 05/30/12 (e)	1,708
873	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	889
3,190	Metropolitan Life Insurance Co.
	7.00%, 11/01/05 (e)	3,198
1,196	MGIC Investment Corp.
	6.00%, 03/15/07	1,216
1,755	Monumental Global Funding II
	4.38%, 07/30/09 (e)	1,727
1,276	Monumental Global Funding III
	5.20%, 01/30/07 (e)	1,284
479	Nationwide Financial Services
	6.25%, 11/15/11	513
917	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	895
	Protective Life Secured Trust
853	4.00%, 10/07/09	833
1,595	4.00%, 04/01/11	1,533
299	XL Capital Ltd. (Cayman Islands)
	5.25%, 09/15/14	288

		22,013

IT Services — 0.1%
1,595	First Data Corp.
	3.90%, 10/01/09	1,554

Media — 0.7%
418	Comcast Cable Communications Holdings, Inc.
	8.38%, 03/15/13	495
479	Comcast Corp.
	5.50%, 03/15/11	488
718	COX Communications, Inc.
	7.75%, 11/01/10	794
	Time Warner Cos., Inc.
1,117	7.48%, 01/15/08	1,180
1,695	8.18%, 08/15/07	1,796
80	Liberty Media Corp.
	5.70%, 05/15/13	73
2,951	Tele-Communications-TCI Group
	9.80%, 02/01/12	3,629
877	Time Warner Entertainment Co. LP
	10.15%, 05/01/12	1,100

		9,555

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Multi-Utilities — 0.1%
869	PSEG Power LLC
	7.75%, 04/15/11	973

Oil, Gas & Consumable Funds — 0.2%
1,874	Conoco Phillips
	8.75%, 05/25/10	2,191
435	Ras Laffan Liquefied Natural Gas Co., Ltd. (Qatar)
	7.63%, 09/15/06 (e)	439

		2,630

Paper & Forest Products — 0.2%
	International Paper Co.
1,316	4.00%, 04/01/10	1,253
514	4.25%, 01/15/09	503
558	Union Camp Corp.
	6.50%, 11/15/07	576
	Weyerhaeuser Co.
282	6.13%, 03/15/07	287
160	6.75%, 03/15/12	173

		2,792

Real Estate — 0.2%
2,193	EOP Operating LP
	6.75%, 02/15/12	2,372
319	ERP Operating LP
	4.75%, 06/15/09	316

		2,688

Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
785	6.13%, 03/15/09	819
798	7.13%, 12/15/10	882

		1,701

Supranational — 0.0%(g)
160	Corp. Andina de Fomento
	5.20%, 05/21/13	160
80	Inter-American Development Bank
	8.40%, 09/01/09	91

		251

Thrifts & Mortgage Finance — 0.6%
	Countrywide Home Loans, Inc.
917	3.25%, 05/21/08	883
3,190	Series L, 4.00%, 03/22/11	3,030
997	Series E, 7.20%, 10/30/06	1,022
	Washington Mutual Bank FA
299	5.65%, 08/15/14	307
1,196	6.88%, 06/15/11	1,304
1,085	Washington Mutual, Inc.
	4.20%, 01/15/10	1,059
1,196	World Savings Bank FSB
	4.50%, 06/15/09	1,186

		8,791

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Security Description	Value

Wireless Telecommunication Services — 0.2%
		New Cingular Wireless Services, Inc.
598		7.50%, 05/01/07	624
1,436		7.88%, 03/01/11	1,635

			2,259

		Total Corporate Bonds
		(Cost $301,694)	303,336

U.S. Government Agency Mortgages — 3.5%
		Federal Home Loan Mortgage Corp. Conventional Pools
-	(h)	8.00%, 04/01/07	-	(h)
74		12.00%, 08/01/15	81
32		12.00%, 07/01/19	35
771		ARM, 4.78%, 01/01/27	791
76		ARM, 5.50%, 07/01/26	78
		Federal Home Loan Mortgage Corp. Gold Pools
2,779		4.00%, 08/01/18	2,685
995		4.50%, 10/01/18	976
340		5.50%, 06/01/17	346
2,114		6.00%, 01/01/34	2,159
1,108		6.50%, 12/01/13	1146
639		7.00%, 08/01/10	669
849		7.50%, 08/01/08	888
170		8.00%, 07/01/20	182
613		8.50%, 01/01/10	660
		Federal National Mortgage Conventional Association Pools
3,942		4.00%, 09/01/13	3,815
1,001		4.50%, 03/01/19	981
608		5.00%, 12/01/16	608
578		5.00%, 06/01/18	577
1,897		5.50%, 12/01/33	1,898
2,690		6.00%, 12/01/32	2735
4,956		6.50%, 08/01/31	5124
789		7.00%, 08/01/32	829
835		7.50%, 10/01/12	883
1,602		8.00%, 11/01/12	1712
692		8.50%, 02/01/30	752
437		9.00%, 12/01/30	475
137		9.50%, 12/01/18	152
98		10.00%, 02/01/24	109
71		12.50%, 01/01/16	79
259		ARM, 4.14%, 09/01/27	261
285		ARM, 4.36%, 03/01/29	286
114		ARM, 4.55%, 03/01/19	116
2,705		ARM, 4.89%, 01/01/35	2,703
32		ARM, 5.16%, 08/01/19	32
50		ARM, 5.81%, 06/01/26	52
		Government National Mortgage Association Pools
3,181		6.00%, 10/15/17	3266
2,533		6.50%, 02/15/33	2636

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

2,582	7.00%, 06/15/33	2730
1,183	7.50%, 06/15/32	1256
1,681	8.00%, 10/15/06	1797
467	8.50%, 04/15/06	512
204	9.00%, 10/15/05	220
411	9.50%, 10/15/09	455
156	12.00%, 11/15/19	178

	Total U.S. Government Agency Mortgages
	(Cost $46,987)	47,925

U.S. Government Agency Securities — 1.0%
798	Federal Home Loan Bank System
	6.21%, 06/02/09	846
	Federal Home Loan Mortgage Corp.
1,157	4.13%, 07/12/10	1,138
387	6.88%, 09/15/10	427
682	7.20%, 07/18/06	697
827	Federal Housing Authority
	7.43%, 01/01/22	827
	Federal National Mortgage Association
1,994	5.25%, 01/15/09	2,040
3,190	5.50%, 03/15/11	3,332
957	6.13%, 03/15/12	1,039
2,672	6.25%, 02/01/11	2,856
500	6.63%, 09/15/09	537
479	6.63%, 11/15/10	524

	Total U.S. Government Agency Securities
	(Cost $14,170)	14,263

U.S. Treasury Obligations — 20.3%
	U.S. Treasury Bonds
1,595	9.88%, 11/15/15 (m)	2,302
33,546	10.38%, 11/15/12 (m)	37,716
23,927	11.75%, 11/15/14 (m)	30,660
41,314	12.00%, 08/15/13 (m)	49,972
5,742	12.50%, 08/15/14 (m)	7,425
14,626	12.75%, 11/15/10 (m)	14,776
	U.S. Treasury Inflation Indexed Bonds

1,318	3.38%, 01/15/07	1,363
8,710	4.25%, 01/15/10	9,743

	U.S. Treasury Notes
2,500	3.63%, 07/15/09	2,450
750	5.63%, 05/15/08	776
2,484	5.75%, 08/15/10	2,649
1,715	6.13%, 08/15/07	1,775
1,316	6.50%, 10/15/06	1,347
11,565	6.50%, 02/15/10	12,601
	U.S. Treasury STRIPS
4,785	PO, 05/15/08	4,296
2,393	PO, 02/15/09	2,081
10,049	PO, 05/15/09	8,650

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

5,982	PO, 11/15/09	5,020
1,994	PO, 02/15/10	1,665
7,178	PO, 02/15/11	5,743
6,620	PO, 05/15/11	5,245
239	PO, 02/15/12	183
14,755	PO, 05/15/12	11,164
399	PO, 08/15/12	298
5,910	PO, 11/15/12	4,369
7,976	PO, 02/15/13	5,813
2,596	PO, 08/15/13 (m)	1,848
798	PO, 11/15/13	561
10,773	PO, 02/15/14 (m)	7,473
6,684	PO, 05/15/14 (m)	4,582
15,798	PO, 08/15/14 (m)	10,703
9,437	PO, 11/15/14 (m)	6,318
498	PO, 08/15/15	322
9,133	PO, 11/15/15	5,822
18,889	PO, 02/15/16	11,884
2,393	PO, 05/15/16	1,487
1,595	PO, 08/15/16	979

	Total U.S. Treasury Obligations
	(Cost $285,190)	282,061

Foreign Government Securities — 0.4%
2,393	Province of Quebec (Canada)
	5.75%, 02/15/09	2,483
	United Mexican States (Mexico)
1,475	4.63%, 10/08/08	1,468
850	6.63%, 03/03/15	923
1,093	6.38%, 01/16/13	1,163

	Total Foreign Government Securities
	(Cost $5,838)	6,037

	Total Long-Term Investments

	(Cost $1,347,316)	1,342,697

Shares

Short-Term Investment — 3.9%
Investment Company — 3.9%
54,235	JPMorgan Liquid Assets Money Market Fund (b)
	3.65%, 12/31/49
	(Cost $54,235)	54,235

Principal Amount

Investments of Cash Collateral for Securities Loaned — 7.2%

Certificates of Deposit — 1.7%
$ 4,997	Bank of New York
	3.74%, 05/02/08	4,997
5,000	Canadian Imperial Bank NY
	3.83%, 10/31/06	5,000
12,867	Natexis Banques Populaires
	4.12%, 11/23/05	12,867

		22,864

JPMorgan Intermediate Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount

Corporate Notes — 3.2%

7,500	World Savings Bank FSB
	FRN, 3.86%, 06/20/08	7,500
	CC USA Inc.
5,000	FRN, 4.10%, 11/03/05	5,000
	Lehman Holdings
2,500	FRN, 4.02%, 11/07/05	2,500
	Northern Rock Plc
10,000	FRN, 3.81%, 01/13/06	10,000
	Sigma Finance, Inc.
8,749	FRN, 4.11%, 02/27/06	8,749
	Wells Fargo & Co.
10,000	FRN, 4.07%, 12/16/05	10,000

		43,749

Repurchase Agreements — 2.3%
17,263	Banc of America Securities LLC, 3.95%, dated 09/30/05,
	due 10/03/05, repurchase price $17,269, collateralized
	by U.S. Government Agency Mortgages.	17,263
5,000	Merrill Lynch Securities, 4.00%, dated 09/30/05, due
	10/03/05, repurchase price $5,002, collateralized by
	investment grade corporate collateralized securities.	5,000
10,000	Merrill Lynch Securities, 4.02%, date 09/30/05, due
	10/03/05, repurchase price $10,003, collateralized by
	investment grade corporate collateralized securities.	10,000

		32,263

	Total Investments of Cash Collateral for Securities Loaned
	(Cost $98,876)	98,876

Total Investments — 107.8%
(Cost $1,500,427)		$1,495,808
Liabilities in Excess of Other Assets — (7.8)%		(107,970)

Net Assets — 100%		$1,387,838

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(d)	Defaulted Security.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or portion of thi security is segregated for current or potential of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ARM     Adjustable Rate Mortgage.
CMO     Collaterized Mortgage Obligation.
FRN     Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.
HB     High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.
IF     Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO     Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO     Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
STRIPS     Separate Trading of Registered Interest and Principal Securities.
SUB     Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.
VAR     Variable. The interest rate shown is the rate in effect at September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,187
Aggregate gross unrealized depreciation	(26,806)

Net unrealized appreciation/depreciation	$(4,619)

Federal income tax cost of investments	$1,500,427

JPMorgan Mortgage-Backed Securities Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal
Amount	Security Description	Value

Long-Term Investments — 88.7%
Asset Backed Securities — 0.7%
$8,319	Countrywide Asset-Backed Certificates
	Series 2004-AB2, Class A2, FRN, 4.10%, 10/25/33	$8,333
377	Residential Asset Mortgage Products, Inc.
	Series 2001-RS3, Class AI4, SUB, 6.29%, 10/25/31	377

	Total Asset Backed Securities
	(Cost $8,696)	8,710

Collateralized Mortgage Obligations — 67.2%
Agency CMO — 45.9%
7,500	Federal Home Loan Bank System
	Series 2012, Class A, 4.72%, 09/20/12	7,439
	Federal Home Loan Mortgage Corp.
193	Series 11, Class D, 9.50%, 07/15/19	193
68	Series 22, Class C, 9.50%, 04/15/20	68
89	Series 23, Class F, 9.60%, 04/15/20	89
75	Series 30, Class D, 9.50%, 02/15/20	80
2	Series 41, Class I, HB, 84.00%, 05/15/20	2
56	Series 47, Class F, 10.00%, 06/15/20	56
512	Series 77, Class H, 8.50%, 09/15/20	511
13	Series 81, Class A, 8.13%, 11/15/20	13
37	Series 84, Class F, 9.20%, 10/15/20	37
35	Series 99, Class Z, 9.50%, 01/15/21	35
2,443	Series 111, Class SB, IF, IO, 3.73%, 01/15/29	174
-(h)	Series 180, Class J, IO, HB, 1010.00%, 09/15/21	-(h)
-(h)	Series 186, Class I, IO, HB, 1009.50%, 08/15/21	-(h)
-(h)	Series 189, Class K, IO, HB, 1009.50%, 10/15/21	-(h)
1	Series 204, Class E, IF, IO, HB, 1130.40%, 05/15/23	3
-(h)	Series 1045, Class G, IO, HB, 1065.60%, 02/15/21	-(h)
17	Series 1065, Class J, 9.00%, 04/15/21	17
-(h)	Series 1072, Class A, IO, HB, 1008.50%, 05/15/06	-(h)
60	Series 1079, Class S, IF, 21.04%, 05/15/21	62
-(h)	Series 1082, Class D, IO, HB, 1007.78%, 05/15/21	-(h)
52	Series 1084, Class F, FRN, 4.76%, 05/15/21	52
37	Series 1084, Class S, IF, 28.07%, 05/15/21	38
-(h)	Series 1098, Class M, IO, HB, 1008.00%, 06/15/06	-(h)
44	Series 1133, Class H, 7.00%, 09/15/21	45
65	Series 1144, Class KB, 8.50%, 09/15/21	64
-(h)	Series 1172, Class L, IO, HB, VAR, 1180.80%, 11/15/21	1
124	Series 1179, Class H, 7.50%, 11/15/21	124
2	Series 1196, Class B, IF, IO, HB, 727.40%, 01/15/22	4
26	Series 1205, Class G, 7.00%, 03/15/07	26
315	Series 1246, Class J, 7.50%, 05/15/07	316
174	Series 1254, Class N, 8.00%, 04/15/22	174
1,223	Series 1263, Class H, 7.50%, 05/15/07 (m)	1,224
-(h)	Series 1298, Class L, IO, HB, 981.87%, 06/15/07	-(h)
238	Series 1343, Class LA, 8.00%, 08/15/22	246
119	Series 1343, Class LB, 7.50%, 08/15/22	121
426	Series 1374, Class Z, 7.00%, 10/15/22	440
125	Series 1395, Class G, 6.00%, 10/15/22	125

Principal
Amount	Security Description	Value

1,179	Series 1401, Class J, 7.00%, 10/15/22	1,196
139	Series 1404, Class FA, 4.50%, 11/15/07	139
50	Series 1465, Class SA, IF, IO, 5.19%, 02/15/08	2
1,466	Series 1466, Class PZ, 7.50%, 02/15/23	1,522
42	Series 1470, Class F, FRN, 3.76%, 02/15/23	42
288	Series 1492, Class VC, , 8.00%, 09/15/11	290
43	Series 1505, Class QB, IF, 11.87%, 05/15/23	49
21	Series 1506, Class F, FRN, 4.41%, 05/15/08	21
2,268	Series 1512, Class J, 6.50%, 05/15/08	2,297
722	Series 1513, Class N, 6.50%, 05/15/08	731
442	Series 1518, Class G, IF, 5.39%, 05/15/23	437
379	Series 1526, Class L, 6.50%, 06/15/23	390
148	Series 1539, Class PL, 6.50%, 05/15/08	150
29	Series 1540, Class IA, 7.00%, 06/15/13	30
511	Series 1541, Class O, FRN, 3.39%, 07/15/23	499
2,269	Series 1543, Class VM, 6.90%, 04/15/23	2,345
349	Series 1544, Class J, IF, 8.96%, 07/15/08	358
87	Series 1549, Class K, 8.50%, 07/15/08	90
1,009	Series 1560, Class PN, 7.00%, 12/15/12	1,033
115	Series 1570, Class F, FRN, 4.26%, 08/15/23	115
289	Series 1570, Class SA, IF, 16.70%, 08/15/23	348
1,214	Series 1578, Class K, 6.90%, 09/15/23	1,258
138	Series 1578, Class V, IO, 7.00%, 09/15/23	23
2,612	Series 1591, Class PV, 6.25%, 10/15/23	2,674
988	Series 1596, Class D, 6.50%, 10/15/13	1,015
22	Series 1602, Class SA, IF, 10.36%, 10/15/23	23
98	Series 1606, Class M, FRN, 4.11%, 11/15/08	98
314	Series 1606, Class SC, IF, 14.95%, 11/15/08	339
754	Series 1609, Class LG, IF, 9.07%, 11/15/23	810
737	Series 1611, Class JA, FRN, 4.88%, 08/15/23	741
94	Series 1625, Class SG, IF, 10.74%, 12/15/08	98
45	Series 1625, Class SH, IF, 8.50%, 12/15/08	46
3,241	Series 1628, Class LZ, 6.50%, 12/15/23	3,380
1,000	Series 1638, Class H, 6.50%, 12/15/23	1,057
1,513	Series 1644, Class K, 6.75%, 12/15/23	1,589
745	Series 1647, Class PK, 6.50%, 12/15/08	758
432	Series 1649, Class S, IF, 12.44%, 12/15/08	455
9	Series 1671, Class QC, IF, 10.00%, 02/15/24	9
1,744	Series 1677, Class Z, 7.50%, 07/15/23	1,835
15	Series 1686, Class SH, FRN, 10.66%, 02/15/24	17
53	Series 1688, Class W, 7.25%, 03/15/14	57
149	Series 1689, Class SD, IF, 9.87%, 10/15/23	153
756	Series 1695, Class EB, 7.00%, 03/15/24	795
126	Series 1698, Class SC, IF, 10.65%, 03/15/09	135
184	Series 1699, Class FC, FRN, 4.41%, 03/15/24	186
273	Series 1745, Class D, 7.50%, 08/15/24	275
662	Series 1798, Class F, 5.00%, 05/15/23	658
390	Series 1807, Class A, 6.00%, 11/15/08	395
46	Series 1807, Class G, 9.00%, 10/15/20	48
9,389	Series 1813, Class J, IF, IO, 2.50%, 11/15/23	562
1,214	Series 1829, Class ZB, 6.50%, 03/15/26	1,249
83	Series 1844, Class E, 6.50%, 10/15/13	84
2,233	Series 1863, Class Z, 6.50%, 07/15/26	2,293
9	Series 1865, Class D, PO, 02/15/24	7
583	Series 1899, Class ZE, 8.00%, 09/15/26	603
153	Series 1900, Class T, PO, 08/15/08	147

Principal
Amount	Security Description	Value

576	Series 1963, Class Z, 7.50%, 01/15/27	595
163	Series 1985, Class PR, IO, 8.00%, 07/15/27	29
269	Series 1987, Class PE, 7.50%, 09/15/27	277
317	Series 2025, Class PE, 6.30%, 01/15/13	324
126	Series 2033, Class SN, IF, IO, 19.05%, 03/15/24	33
169	Series 2038, Class PN, IO, 7.00%, 03/15/28	29
756	Series 2040, Class PE, 7.50%, 03/15/28	795
210	Series 2042, Class T, 7.00%, 03/15/28	214
1,306	Series 2055, Class OE, 6.50%, 05/15/13	1,344
649	Series 2060, Class Z, 6.50%, 05/15/28	671
1,786	Series 2061, Class DC, IO, 6.50%, 06/15/28	312
3,985	Series 2075, Class PH, 6.50%, 08/15/28	4,098
1,177	Series 2086, Class GB, 6.00%, 09/15/28	1,201
259	Series 2089, Class PJ, IO, 7.00%, 10/15/28	45
4,182	Series 2102, Class TC, 6.00%, 12/15/13 (m)	4,286
2,691	Series 2102, Class TU, 6.00%, 12/15/13 (m)	2,758
2,510	Series 2115, Class PE, 6.00%, 01/15/14	2,571
1,121	Series 2125, Class JZ, 6.00%, 02/15/29	1,144
179	Series 2132, Class PD, 6.00%, 11/15/27	181
434	Series 2132, Class SB, IF, 14.55%, 03/15/29	487
646	Series 2132, Class ZL, 6.50%, 03/15/29	667
70	Series 2135, Class UK, IO, 6.50%, 03/15/14	10
60	Series 2141, Class IO, IO, 7.00%, 04/15/29	11
211	Series 2161, Class PG, 6.00%, 04/15/28	213
198	Series 2163, Class PC, IO, 7.50%, 06/15/29	38
459	Series 2178, Class PB, 7.00%, 08/15/29	475
402	Series 2189, Class SA, IF, 10.25%, 02/15/28	428
742	Series 2201, Class C, 8.00%, 11/15/29	778
2,098	Series 2209, Class TC, 8.00%, 01/15/30	2,235
880	Series 2210, Class Z, 8.00%, 01/15/30	931
413	Series 2224, Class CB, 8.00%, 03/15/30	430
295	Series 2247, Class Z, 7.50%, 08/15/30	300
340	Series 2254, Class Z, 9.00%, 09/15/30	374
1,329	Series 2256, Class MC, 7.25%, 09/15/30	1,367
2,019	Series 2259, Class ZM, 7.00%, 10/15/30	2,099
2,081	Series 2271, Class PC, 7.25%, 12/15/30	2,156
756	Series 2283, Class K, 6.50%, 12/15/23	800
748	Series 2296, Class PD, 7.00%, 03/15/31	777
37	Series 2299, Class G, 7.00%, 05/15/14 (m)	37
1,127	Series 2303, Class ZN, 8.50%, 04/15/29	1,362
284	Series 2306, Class K, PO, 05/15/24	249
709	Series 2306, Class SE, IF, IO, 6.36%, 05/15/24	106
1,142	Series 2312, Class KV, 6.50%, 05/15/14	1,148
521	Series 2317, Class VG, 6.50%, 04/15/31 (m)	524
390	Series 2322, Class VN, 6.50%, 07/15/16	392
3,664	Series 2323, Class VO, 6.00%, 10/15/22	3,718
80	Series 2342, Class PW, 6.50%, 08/15/17	80
4,422	Series 2344, Class QG, 6.00%, 08/15/16	4,536
4,237	Series 2344, Class ZD, 6.50%, 08/15/31	4,422
570	Series 2344, Class ZJ, 6.50%, 08/15/31	587
468	Series 2345, Class NE, 6.50%, 08/15/31	481
1,513	Series 2347, Class VP, 6.50%, 03/15/20	1,557
991	Series 2349, Class NW, 6.50%, 10/15/16	998
366	Series 2353, Class PC, 6.50%, 09/15/15	367
1,698	Series 2353, Class TD, 6.00%, 09/15/16	1,749
1,678	Series 2355, Class BP, 6.00%, 09/15/16	1,721

Principal
Amount	Security Description	Value

1,328	Series 2358, Class PD, 6.00%, 09/15/16	1,361
2,269	Series 2359, Class PM, 6.00%, 09/15/16	2,332
530	Series 2359, Class ZB, 8.50%, 06/15/31	603
3,174	Series 2360, Class PG, 6.00%, 09/15/16	3,249
1,557	Series 2362, Class PD, 6.50%, 06/15/20	1,586
239	Series 2362, Class PJ, 6.50%, 10/15/28	242
898	Series 2363, Class PF, 6.00%, 09/15/16	920
1,575	Series 2366, Class MD, 6.00%, 10/15/16	1,615
238	Series 2367, Class VD, 6.00%, 01/15/19	238
414	Series 2368, Class AS, IF, 11.13%, 10/15/31	428
1,201	Series 2368, Class TG, 6.00%, 10/15/16	1,233
422	Series 2372, Class F, FRN, 4.27%, 10/15/31	424
437	Series 2383, Class FD, FRN, 4.27%, 11/15/31	441
792	Series 2388, Class UZ, 8.50%, 06/15/31	847
675	Series 2389, Class VA, 6.00%, 02/15/11	688
333	Series 2391, Class QE, 5.50%, 05/15/15	335
6,428	Series 2391, Class QR, 5.50%, 12/15/16	6,549
654	Series 2391, Class QT, 5.50%, 05/15/15	656
1,891	Series 2392, Class PV, 6.00%, 12/15/20	1,924
719	Series 2394, Class MC, 6.00%, 12/15/16	737
1,513	Series 2399, Class TH, 6.50%, 01/15/32	1,572
1,013	Series 2410, Class HC, 5.50%, 02/15/09	1,015
1,350	Series 2410, Class OE, 6.38%, 02/15/32	1,385
1,513	Series 2410, Class QS, IF, 9.70%, 02/15/32	1,480
873	Series 2410, Class QX, IF, IO, 4.88%, 02/15/32	67
862	Series 2412, Class SE, FRN, 8.43%, 02/15/09	876
684	Series 2419, Class V, 6.50%, 12/15/12	687
1,290	Series 2423, Class MC, 7.00%, 03/15/32	1,338
1,508	Series 2423, Class MT, 7.00%, 03/15/32	1,564
1,797	Series 2425, Class OB, 6.00%, 03/15/17	1,845
1,513	Series 2434, Class TC, 7.00%, 04/15/32	1,582
3,587	Series 2436, Class MC, 7.00%, 04/15/32	3,736
1,113	Series 2444, Class ES, IF, IO, 4.18%, 03/15/32	96
966	Series 2450, Class GZ, 7.00%, 05/15/32	1,013
1,261	Series 2450, Class SW, IF, IO, 4.23%, 03/15/32	119
569	Series 2458, Class OD, 6.00%, 04/15/16	575
2,484	Series 2458, Class QE, 5.50%, 06/15/17	2,537
1,377	Series 2460, Class VZ, 6.00%, 11/15/29	1,408
1,846	Series 2461, Class VB, 6.50%, 04/15/18	1,876
1,258	Series 2462, Class NB, 6.50%, 06/15/22	1,346
364	Series 2470, Class SL, IF, 9.00%, 01/15/27	384
3,276	Series 2474, Class SJ, IF, IO, 3.88%, 07/15/17	218
1,075	Series 2480, Class PV, 6.00%, 07/15/11	1,105
110	Series 2496, Class LD, 8.50%, 11/15/15	110
3,025	Series 2498, Class UD, 5.50%, 06/15/16	3,059
2,269	Series 2500, Class GD, 5.50%, 12/15/15	2,286
3,025	Series 2500, Class TD, 5.50%, 02/15/16	3,053
1,436	Series 2513, Class VA, 6.00%, 08/15/13	1,440
2,720	Series 2513, Class YO, PO, 02/15/32	2,396
2,269	Series 2515, Class DE, 4.00%, 03/15/32	2,121
568	Series 2517, Class SE, IF, 6.83%, 10/15/09	585
651	Series 2519, Class BT, 8.50%, 09/15/31	694
1,803	Series 2527, Class VU, 5.50%, 10/15/13	1,829
1,513	Series 2533, Class HB, 5.50%, 12/15/17	1,553
1,210	Series 2535, Class BK, 5.50%, 12/15/22	1,236
756	Series 2541, Class GX, 5.50%, 02/15/17	767

Principal
Amount	Security Description	Value

4,228	Series 2553, Class GF, FRN, 4.17%, 02/15/17	4,246
2,269	Series 2557, Class WJ, 5.00%, 07/15/14	2,276
1,513	Series 2565, Class MB, 6.00%, 05/15/30	1,552
753	Series 2571, Class SK, IF, HB, 18.25%, 09/15/23	926
2,500	Series 2586, Class WI, IO, 6.50%, 03/15/33	535
3,608	Series 2594, Class VA, 6.00%, 03/15/14	3,692
1,254	Series 2594, Class VP, 6.00%, 02/15/14	1,281
2,307	Series 2597, Class DS, IF, IO, 3.78%, 02/15/33	153
3,738	Series 2599, Class DS, IF, IO, 3.23%, 02/15/33	219
3,149	Series 2610, Class DS, IF, IO, 3.33%, 03/15/33	195
7,293	Series 2611, Class SH, IF, IO, 3.88%, 10/15/21	597
1,513	Series 2611, Class UH, 4.50%, 05/15/18	1,457
3,403	Series 2617, Class GR, 4.50%, 05/15/18	3,286
710	Series 2624, Class IU, IO, 5.00%, 06/15/33	171
14,412	Series 2626, Class NS, IF, IO, 2.78%, 06/15/23	928
4,500	Series 2630, Class KN, 2.50%, 04/15/13	4,348
3,025	Series 2631, Class LC, 4.50%, 06/15/18	2,924
689	Series 2633, Class EO, PO, 08/15/33	466
4,816	Series 2637, Class SA, IF, IO, 2.33%, 06/15/18	211
536	Series 2638, Class IA, IO, 5.00%, 02/15/15	8
717	Series 2640, Class UG, IO, 5.00%, 01/15/32	206
1,820	Series 2640, Class UR, IO, 4.50%, 08/15/17	221
1,212	Series 2643, Class HI, IO, 4.50%, 12/15/16	144
2,143	Series 2643, Class KG, 4.00%, 05/15/18	2,134
2,001	Series 2656, Class SH, IF, 10.30%, 02/15/25	2,151
4,708	Series 2668, Class SB, IF, 3.85%, 10/15/15	4,562
1,513	Series 2672, Class ME, 5.00%, 11/15/22	1,507
783	Series 2672, Class SJ, IF, 3.81%, 09/15/16	718
9,831	Series 2675, Class CK, 4.00%, 09/15/18 (m)	9,170
1,997	Series 2682, Class YS, IF, 3.46%, 10/15/33	1,440
360	Series 2683, Class SG, IF, 8.10%, 09/15/33	344
583	Series 2683, Class VA, 5.50%, 02/15/21	593
1,966	Series 2684, Class TO, PO, 10/15/33	1,141
6,126	Series 2686, Class GB, 5.00%, 05/15/20	6,133
4,426	Series 2686, Class NS, IF, IO, 3.83%, 10/15/21	354
1,511	Series 2691, Class WS, IF, 3.35%, 10/15/33	1,060
887	Series 2694, Class BA, 4.00%, 06/15/31	872
2,269	Series 2702, Class PC, 5.00%, 01/15/23	2,259
874	Series 2705, Class SC, IF, 3.35%, 11/15/33	623
2,068	Series 2705, Class SD, IF, 6.11%, 11/15/33	1,702
3,781	Series 2715, Class OG, 5.00%, 01/15/23	3,752
5,372	Series 2716, Class UN, 4.50%, 12/15/23	5,076
3,025	Series 2720, Class PC, 5.00%, 12/15/23	3,005
3,220	Series 2721, Class PI, IO, 5.00%, 05/15/16	260
4,538	Series 2727, Class BS, IF, 3.42%, 01/15/34	3,001
198	Series 2727, PO, 01/15/34	129
593	Series 2733, Class GF, FRN, 0.00%, 09/15/33	585
811	Series 2739, Class S, IF, 4.46%, 01/15/34	695
882	Series 2744, Class FE, FRN, 0.00%, 02/15/34	686
2,178	Series 2744, Class PC, 5.50%, 01/15/31	2,219
5,701	Series 2744, Class PD, 5.50%, 08/15/33	5,929
3,025	Series 2744, Class TU, 5.50%, 05/15/32	3,045
2,816	Series 2749, Class PK, IO, 5.00%, 09/15/22	205
726	Series 2753, Class S, IF, 4.46%, 02/15/34	549
2,064	Series 2755, Class SA, IF, 6.66%, 05/15/30	2,043
1,082	Series 2756, Class NA, 5.00%, 02/15/24	1,078

Principal
Amount	Security Description	Value

559	Series 2769, PO, 03/15/34	338
911	Series 2774, Class QO, PO, 02/15/34	701
1,850	Series 2776, Class SK, IF, 3.42%, 04/15/34	1,383
604	Series 2777, Class DV, 6.50%, 11/15/17	630
503	Series 2778, Class BS, IF, 6.33%, 04/15/34	444
3,327	Series 2780, Class JG, 4.50%, 04/15/19	3,220
2,450	Series 2780, Class YC, 5.00%, 04/15/19	2,441
1,154	Series 2801, Class BS, IF, 6.56%, 05/15/34	1,114
819	Series 2827, Class NT, IF, 8.00%, 01/15/22	896
667	Series 2827, Class SQ, IF, 7.50%, 01/15/19	687
1,891	Series 2846, PO, 08/15/34	1,476
846	Series 2925, Class ZM, 5.00%, 01/15/35	838
199	Series 2929, Class JZ, 5.00%, 02/15/35	195
378	Series 2929, Class ZM, 5.00%, 06/15/33	377
2,118	Series 2989, PO, 06/15/23	1,711
	Federal Home Loan Mortgage Corp. STRIPS
9	Series 1, Class B, IO, 8.00%, 10/15/18	2
6	Series 16, Class B, IO, 10.00%, 06/01/20	2
52	Series 134, Class B, IO, 9.00%, 04/01/22	11
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
1,830	Series T-41, Class 3A, 7.50%, 07/25/32 (m)	1,924
421	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	432
507	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	528
3,896	Series T-54, Class 2A, 6.50%, 02/25/43	4,002
1,117	Series T-54, Class 3A, 7.00%, 02/25/43	1,171
928	Series T-58, Class A, PO, 09/25/43	797
	Federal National Mortgage Association
326	Series 1988-7, Class Z, 9.25%, 04/25/18	349
17	Series 1988-11, Class D, PO, 05/25/18	15
15	Series 1988-29, Class B, 9.50%, 12/25/18	16
51	Series 1989-19, Class A, 10.30%, 04/25/19	55
32	Series 1989-21, Class G, 10.45%, 04/25/19	35
88	Series 1989-27, Class Y, 6.90%, 06/25/19	90
79	Series 1989-70, Class G, 8.00%, 10/25/19	83
38	Series 1989-78, Class H, 9.40%, 11/25/19	41
37	Series 1989-89, Class H, 9.00%, 11/25/19	40
35	Series 1990-60, Class K, 5.50%, 06/25/20	35
35	Series 1990-93, Class G, 5.50%, 08/25/20	35
1	Series 1990-95, Class J, IO, HB, 1118.04%, 08/25/20	15
162	Series 1990-102, Class J, 6.50%, 08/25/20	167
17	Series 1990-134, Class SC, IF, 15.83%, 11/25/20	22
1	Series 1990-140, Class K, IO, HB, 652.15%, 12/25/20	19
–(h)	Series 1991-4, Class H, IO, HB, 778.65%, 01/25/06	–(h)
–(h)	Series 1991-4, Class N, IO, HB, 758.75%, 01/25/06	–(h)
–(h)	Series 1991-7, Class K, IO, HB, 910.80%, 02/25/21	3
–(h)	Series 1991-20, Class M, IO, HB, 908.75%, 03/25/06	–(h)
–(h)	Series 1991-33, Class J, IO, HB, 1008.00%, 04/25/06	–(h)
–(h)	Series 1991-60, Class PM, IO, HB, 1009.00%, 06/25/21	10
–(h)	Series 1991-71, Class E, IO, HB, 1087.97%, 06/25/06	–(h)
–(h)	Series 1991-133, Class L, IO, HB, 1182.75%, 09/25/06	–(h)
1,651	Series 1992-7, Class Q, 8.00%, 01/25/18	1,709
175	Series 1992-33, Class F, FRN, 3.74%, 03/25/22	174
140	Series 1992-38, Class Z, 7.50%, 02/25/22	143
508	Series 1992-73, Class H, 7.50%, 05/25/22	524
77	Series 1992-101, Class J, 7.50%, 06/25/22	78
147	Series 1992-170, Class K, 7.00%, 09/25/07	149

Principal
Amount	Security Description	Value

1,393	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,461
292	Series 1993-8, Class H, 7.00%, 01/25/08	297
1,342	Series 1993-25, Class J, 7.50%, 03/25/23	1,406
632	Series 1993-27, Class S, IF, 3.98%, 02/25/23	618
280	Series 1993-31, Class K, 7.50%, 03/25/23	292
568	Series 1993-51, Class B, PO, 02/25/23	551
2,842	Series 1993-54, Class Z, 7.00%, 04/25/23	2,952
152	Series 1993-62, Class SA, IF, 14.10%, 04/25/23	178
29	Series 1993-72, Class F, FRN, 3.66%, 05/25/08	29
138	Series 1993-97, Class FA, FRN, 5.09%, 05/25/23	141
109	Series 1993-108, Class D, PO, 02/25/23	99
141	Series 1993-131, Class Z, 7.00%, 07/25/08	144
240	Series 1993-162, Class F, FRN, 4.79%, 08/25/23	245
107	Series 1993-164, Class SA, IF, 12.55%, 09/25/08	113
50	Series 1993-165, Class SD, IF, 9.00%, 09/25/23	52
1,044	Series 1993-167, Class GA, 7.00%, 09/25/23	1,071
62	Series 1993-175, Class SA, IF, 13.00%, 09/25/08	66
518	Series 1993-179, Class SB, IF, 17.69%, 10/25/23	643
475	Series 1993-190, Class S, IF, 10.76%, 10/25/08	489
97	Series 1993-192, Class SC, IF, 7.82%, 10/25/08	98
31	Series 1993-196, Class FA, FRN, 3.66%, 10/25/08	30
68	Series 1993-196, Class SA, IF, 15.70%, 10/25/08	74
31	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	32
57	Series 1993-204, Class PE, IO, 6.50%, 05/25/23	5
967	Series 1993-220, Class SG, IF, 8.31%, 11/25/13	985
222	Series 1993-225, Class SG, IF, 11.25%, 12/25/13	236
59	Series 1993-225, Class VO, IF, 9.54%, 12/25/22	60
85	Series 1993-228, Class G, PO, 09/25/23	72
51	Series 1993-230, Class FA, FRN, 4.44%, 12/25/23	52
19	Series 1993-233, Class SC, IF, 8.71%, 12/25/08	20
475	Series 1993-234, Class SC, IF, 11.36%, 12/25/08	503
2,166	Series 1993-250, Class Z, 7.00%, 12/25/23	2,234
1,039	Series 1993-257, Class C, PO, 06/25/23	940
278	Series 1994-13, Class SK, IF, 14.34%, 02/25/09	301
1,687	Series 1994-34, Class DZ, 6.00%, 03/25/09	1,714
756	Series 1994-37, Class L, 6.50%, 03/25/24	781
174	Series 1995-2, Class Z, 8.50%, 03/25/25	185
1,735	Series 1996-14, Class SE, IF, IO, 6.55%, 08/25/23	294
243	Series 1996-20, Class L, PO, 09/25/08	232
258	Series 1996-24, Class B, PO, 10/25/08	249
74	Series 1996-59, Class J, 6.50%, 08/25/22	76
732	Series 1997-20, IO, FRN, 1.84%, 03/25/27	41
131	Series 1997-24, Class Z, 8.00%, 04/18/27	135
140	Series 1997-27, Class J, 7.50%, 04/18/27	147
132	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	25
430	Series 1998-36, Class J, 6.00%, 07/18/28	434
2,692	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,740
1,170	Series 1998-43, Class SA, IF, IO, 12.69%, 04/25/23	361
849	Series 1999-57, Class Z, 7.50%, 12/25/19	897
838	Series 1999-62, Class PB, 7.50%, 12/18/29	887
141	Series 2000-52, IO, 8.50%, 01/25/31	32
1,363	Series 2001-5, Class OW, 6.00%, 03/25/16	1,394
1,218	Series 2001-7, Class PF, 7.00%, 03/25/31	1,266
2,161	Series 2001-28, Class VB, 6.00%, 02/25/20	2,173
1,915	Series 2001-31, Class VD, 6.00%, 05/25/31	1,966
1,604	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	309

Principal
Amount	Security Description	Value

1,739	Series 2001-36, Class DE, 7.00%, 08/25/31	1,812
909	Series 2001-44, Class PD, 7.00%, 09/25/31	943
1,888	Series 2001-44, Class PU, 7.00%, 09/25/31	1,959
1,312	Series 2001-49, Class DQ, 6.00%, 11/25/15	1,330
1,170	Series 2001-49, Class LZ, 8.50%, 07/25/31	1,387
1,312	Series 2001-52, Class XN, 6.50%, 11/25/15	1,354
2,424	Series 2001-59, Class VB, 6.00%, 11/25/15	2,436
1,513	Series 2001-61, Class VB, 7.00%, 12/25/16	1,572
1,590	Series 2001-61, Class Z, 7.00%, 11/25/31	1,675
2,634	Series 2001-71, Class QE, 6.00%, 12/25/16	2,701
1,245	Series 2001-72, Class SX, 8.55%, 12/25/31	1,186
756	Series 2001-74, Class MB, 6.00%, 12/25/16	791
756	Series 2001-78, Class VB, 6.00%, 12/25/15	759
1,140	Series 2002-1, Class HC, 6.50%, 02/25/22	1,180
525	Series 2002-1, Class SA, IF, 12.74%, 02/25/32	565
840	Series 2002-1, Class UD, IF, 11.05%, 12/25/23	891
1,513	Series 2002-3, Class PG, 5.50%, 02/25/17	1,545
878	Series 2002-7, Class QM, 6.00%, 02/25/20	884
873	Series 2002-8, Class SR, IF, 8.29%, 03/25/09	888
1,043	Series 2002-9, Class ST, IF, 10.13%, 03/25/17	1,104
560	Series 2002-9, Class VE, 6.50%, 12/25/12	569
3,025	Series 2002-11, Class QG, 5.50%, 03/25/17	3,097
4,504	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	204
320	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	366
758	Series 2002-16, Class VD, 6.50%, 06/25/18	759
6,806	Series 2002-18, Class PC, 5.50%, 04/25/17	6,961
2,269	Series 2002-19, Class PE, 6.00%, 04/25/17	2,335
649	Series 2002-36, Class HZ, 7.00%, 12/25/29	657
678	Series 2002-37, Class Z, 6.50%, 06/25/32	701
2,269	Series 2002-55, Class QE, 5.50%, 09/25/17	2,308
9,744	Series 2002-56, Class UC, 5.50%, 09/25/17 (m)	9,943
1,134	Series 2002-59, Class AC, 6.00%, 03/25/28	1,159
218	Series 2002-59, Class VA, 6.50%, 04/25/32	218
1,513	Series 2002-59, Class VB, 6.50%, 04/25/32	1,531
1,361	Series 2002-63, Class LB, 5.50%, 10/25/17	1,392
872	Series 2002-73, Class S, IF, 6.68%, 11/25/09	899
3,025	Series 2002-74, Class LD, 5.00%, 01/25/16	3,025
2,269	Series 2002-74, Class PD, 5.00%, 11/25/15	2,270
1,313	Series 2002-74, Class VA, 6.00%, 11/25/31	1,326
2,269	Series 2002-74, Class VB, 6.00%, 11/25/31	2,318
2,183	Series 2002-77, Class S, IF, 7.46%, 12/25/32	2,002
213	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	29
3,032	Series 2003-8, Class SB, IF, IO, 3.82%, 03/25/16	193
1,779	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	77
1,513	Series 2003-22, Class UD, 4.00%, 04/25/33	1,294
1,513	Series 2003-27, Class DW, 4.50%, 04/25/17	1,476
993	Series 2003-39, IO, VAR, 6.00%, 05/25/33	193
3,517	Series 2003-41, Class PE, 5.50%, 05/25/23	3,630
2,887	Series 2003-52, Class PA, 6.50%, 06/25/35	3,029
494	Series 2003-52, Class SX, IF, 11.46%, 10/25/31	512
1,134	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	172
575	Series 2003-67, Class VQ, 7.00%, 01/25/19	615
3,495	Series 2003-68, Class QP, 3.00%, 07/25/22	3,286
1,048	Series 2003-73, Class GA, 3.50%, 05/25/31	997
360	Series 2003-74, Class SH, IF, 3.28%, 08/25/33	262
501	Series 2003-79, Class NM, 4.00%, 05/25/22	487

Principal
Amount	Security Description	Value

14,920	Series 2003-80, Class SY, IF, IO, 3.82%, 06/25/23	1,293
1,513	Series 2003-81, Class LC, 4.50%, 09/25/18	1,464
4,383	Series 2003-83, Class PG, 5.00%, 06/25/23	4,354
756	Series 2003-86, Class PX, 4.50%, 02/25/17	745
1,137	Series 2003-91, Class SD, 6.12%, 09/25/33	1,078
939	Series 2003-92, Class SH, IF, 4.59%, 09/25/18	885
1,891	Series 2003-106, Class US, IF, 3.33%, 11/25/23	1,486
1,153	Series 2003-106, PO, 08/25/17	990
1,500	Series 2003-113, Class PC, 4.00%, 03/25/15	1,463
9,060	Series 2003-116, Class SB, IF, IO, 3.77%, 11/25/33	699
1,134	Series 2003-122, Class TE, 5.00%, 12/25/22	1,126
1,513	Series 2003-128, Class KE, 4.50%, 01/25/14	1,494
2,853	Series 2003-130, Class SX, IF, 5.78%, 01/25/34	2,596
1,782	Series 2003-132, Class OA, PO, 08/25/33	1,412
5,519	Series 2004-4, Class QI, IF, IO, 3.27%, 06/25/33	394
1,380	Series 2004-4, Class QM, IF, 6.54%, 06/25/33	1,308
3,578	Series 2004-10, Class SC, IF, 13.28%, 02/25/34	3,904
1,800	Series 2004-14, Class SD, IF, 3.33%, 03/25/34	1,323
2,204	Series 2004-21, Class CO, PO, 04/25/34	1,308
1,494	Series 2004-22, Class A, 4.00%, 04/25/19	1,379
1,513	Series 2004-25, Class PB, 5.50%, 05/25/32	1,540
1,134	Series 2004-25, Class PC, 5.50%, 01/25/34	1,135
4,641	Series 2004-25, Class SA, IF, 8.99%, 04/25/34	4,756
1,134	Series 2004-36, Class PB, 5.50%, 05/25/32	1,175
2,721	Series 2004-36, Class SA, IF, 8.99%, 05/25/34	2,809
927	Series 2004-36, Class SN, IF, 6.54%, 07/25/33	906
994	Series 2004-51, Class SY, IF, 6.58%, 07/25/34	884
2,269	Series 2004-53, Class NC, 5.50%, 07/25/24	2,331
432	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	492
1,891	Series 2004-92, Class JO, PO, 12/25/34	1,564
5,000	Series 2005-68, Class PG, 5.50%, 08/25/35	5,065
781	Series G92-4, Class F, FRN, 4.06%, 12/25/21	778
463	Series G92-7, Class JQ, 8.50%, 01/25/22	495
100	Series G92-12, Class B, 7.70%, 02/25/22	105
152	Series G92-14, Class Z, 7.00%, 02/25/22	158
409	Series G92-15, Class Z, 7.00%, 01/25/22	420
–(h)	Series G92-27, Class SQ, IF, HB, 7182.00%, 05/25/22	50
102	Series G92-42, Class Z, 7.00%, 07/25/22	107
3,592	Series G92-44, Class ZQ, 8.00%, 07/25/22	3,841
517	Series G92-54, Class ZQ, 7.50%, 09/25/22	543
808	Series G92-61, Class Z, 7.00%, 10/25/22	842
103	Series G92-62, Class B, PO, 10/25/22	90
618	Series G93-1, Class KA, 7.90%, 01/25/23	654
415	Series G93-17, Class SI, IF, 6.00%, 04/25/23	428
167	Series G94-13, Class J, 7.00%, 06/17/22	168
543	Series G97-2, Class ZA, 8.50%, 02/17/27	575
208	Federal National Mortgage Association Grantor Trust
	Series 2001-T10, PO, 12/25/41	163
	Federal National Mortgage Association Interest STRIPS
55	Series 23, Class 2, IO, 10.00%, 09/01/17	14
22	Series 59, Class 2, IO, 9.50%, 07/01/17	5
2,268	Series 213, Class 2, IO, 8.00%, 03/01/23	457
75	Series 265, Class 2, 9.00%, 03/01/24	81
153	Series 285, Class 1, PO, 02/01/27	131
1,382	Series 340, Class 1, PO, 09/01/33	1,045
	Federal National Mortgage Association Whole Loan

Principal
Amount	Security Description	Value

715	Series 2002-W5, Class A10, IF, IO, 4.27%, 11/25/30	51
2,402	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,473
1,296	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,364
481	Series 2003-W4, Class 2A, 6.50%, 10/25/42	484
2,723	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	2,699
4,351	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	4,547
	Government National Mortgage Association
435	Series 1994-4, Class KQ, 7.99%, 07/16/24	456
3,592	Series 1994-7, Class PQ, 6.50%, 10/16/24	3,768
869	Series 1996-16, Class E, 7.50%, 08/16/26 (m)	902
176	Series 1997-2, Class E, 7.50%, 02/20/27	182
234	Series 1997-11, Class D, 7.50%, 07/20/27	243
372	Series 1998-26, Class K, 7.50%, 09/17/25	389
2,110	Series 1999-4, Class ZB, 6.00%, 02/20/29	2,128
755	Series 1999-41, Class Z, 8.00%, 11/16/29	802
95	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	104
431	Series 1999-44, Class PC, 7.50%, 12/20/29	450
1,952	Series 1999-44, Class ZG, 8.00%, 12/20/29	2,055
1,258	Series 2000-6, Class Z, 7.50%, 02/20/30	1,308
1,656	Series 2000-7, Class ST, IF, 21.03%, 01/16/30	2,186
2,601	Series 2000-9, Class PB, 7.50%, 06/16/26	2,641
802	Series 2000-9, Class Z, 8.00%, 06/20/30	822
2,428	Series 2000-9, Class ZJ, 8.50%, 02/16/30	2,665
2,526	Series 2000-10, Class ZP, 7.50%, 02/16/30	2,685
1,659	Series 2000-12, Class ST, IF, 21.03%, 02/16/30	2,216
462	Series 2000-16, Class ZN, 7.50%, 02/16/30	483
7,117	Series 2000-21, Class S, IF, IO, 4.53%, 09/16/25	174
2,166	Series 2000-21, Class Z, 9.00%, 03/16/30	2,411
716	Series 2000-26, Class Z, 7.75%, 09/20/30	737
255	Series 2000-36, Class HC, 7.33%, 11/20/30	265
103	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	19
768	Series 2000-38, Class AH, 7.15%, 12/20/30	790
110	Series 2001-32, Class WA, IF, 10.63%, 07/20/31	118
905	Series 2001-35, Class SA, IF, IO, 4.48%, 08/16/31	61
887	Series 2001-36, Class S, IF, IO, 4.28%, 08/16/31	53
355	Series 2001-55, Class SF, IF, 13.89%, 11/20/31	388
1,909	Series 2001-60, Class VP, 6.50%, 07/20/17	1,948
1,134	Series 2002-4, Class TD, 7.00%, 01/20/32	1,186
1,082	Series 2002-7, Class PG, 6.50%, 01/20/32	1,115
3,479	Series 2002-24, Class AG, IF, IO, 4.18%, 04/16/32	283
965	Series 2002-24, Class SB, IF, 6.27%, 04/16/32	897
1,010	Series 2002-24, Class Z, 8.50%, 04/16/32	1,122
6,782	Series 2002-31, Class SE, IF, IO, 3.73%, 04/16/30	474
274	Series 2002-33, Class SY, IF, 9.00%, 02/26/23	299
2,370	Series 2002-36, Class VB, 6.50%, 07/20/19	2,389
1,513	Series 2002-40, Class UK, 6.50%, 06/20/32	1,584
624	Series 2002-41, Class LS, IF, 9.00%, 06/16/32	707
1,134	Series 2002-45, Class QE, 6.50%, 06/20/32	1,184
1,134	Series 2002-47, Class PG, 6.50%, 07/16/32	1,185
1,280	Series 2002-47, Class VB, 6.50%, 09/20/17	1,287
269	Series 2002-51, Class SG, IF, 16.05%, 04/20/31	301
945	Series 2002-54, Class GB, 6.50%, 08/20/32	979
3,757	Series 2002-67, Class VA, 6.00%, 03/20/13	3,806
1,676	Series 2002-70, Class AV, 6.00%, 03/20/12	1,722
2,854	Series 2002-70, Class PS, IF, IO, 3.90%, 08/20/32	211
1,552	Series 2002-71, Class VJ, 6.00%, 12/20/14	1,571

Principal
Amount	Security Description	Value

3,024	Series 2002-79, Class KV, 6.00%, 11/20/13	3,100
2,358	Series 2002-80, Class EB, 7.00%, 01/20/32	2,475
1,040	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	39
1,326	Series 2002-88, Class VA, 6.00%, 12/20/17	1,363
2,671	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	414
1,221	Series 2003-4, Class NY, 5.50%, 12/20/13	1,242
7,937	Series 2003-11, Class SK, IF, IO, 3.93%, 02/16/33	610
229	Series 2003-24, PO, 03/16/33	192
17	Series 2003-66, Class EO, PO, 08/20/33	17
4,146	Series 2003-76, Class LS, IF, IO, 3.40%, 09/20/31	265
560	Series 2003-90, PO, 10/20/33	474
2,114	Series 2003-95, Class SC, IF, IO, 3.21%, 09/17/31	81
1,702	Series 2003-98, Class PC, 5.00%, 02/20/29	1,707
7,815	Series 2003-112, Class SA, IF, IO, 2.78%, 12/16/33	403
11,285	Series 2004-11, Class SW, IF, IO, 1.70%, 02/20/34	321
948	Series 2004-28, Class S, IF, 9.29%, 04/16/34	974
995	Series 2004-73, Class AE, IF, 7.04%, 08/17/34	979
	Vendee Mortgage Trust
2,594	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,703
1,519	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,579
2,735	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,954
2,269	Series 1998-1, Class 2E, 7.00%, 09/15/27	2,357
1,348	Series 2001-1, Class 2J, 7.00%, 05/15/10	1,392
418	Series 2002-2, Class J, 6.00%, 01/15/09	421

		588,822

Non-Agency — 21.3%
542	ABN Amro Mortgage Corp.
	Series 2003-7, Class A3, 4.50%, 07/25/18	527
	Banc of America Funding Corp.
3,781	Series 2003-3, Class 1A33, 5.50%, 10/25/33	3,723
1,142	Series 2004-1, PO, 03/25/34	982
	Banc of America Mortgage Securities
635	Series 2003-8 Class APO, PO, 11/25/33	472
275	Series 2003-9, Class 1A2, PO, 12/25/33	202
22,173	Series 2004-3, Class 15IO, IO, VAR, 0.21%, 04/25/19	155
931	Series 2004-4, Class APO, PO, 05/25/34	704
1,159	Series 2004-6, Class APO, PO, 07/25/34	834
3,781	Series 2004-E, Class 2A5, FRN, 4.12%, 06/25/34	3,656
	Bank of America Alternative Loan Trust
807	Series 2003-3, Class A, PO, 05/25/33	685
1,166	Series 2003-11, PO, 01/25/34	953
3,025	Bear Stearns Adjustable Rate Mortgage Trust
	Series B2004-4, Class A4, VAR, 3.52%, 06/25/34	2,947
245	Bear Stearns Commercial Mortgage Securities
	Series 2000-WF1, Class A1, 7.64%, 02/15/32	256
1,643	Cendant Mortgage Corp.
	Series 2003-9, Class 1P, PO, 11/25/33	1,127
	Citicorp Mortgage Securities, Inc.
821	Series 2002-11, Class 1A14, 6.00%, 11/25/32	819
1,228	Series 2003-8, Class A, PO, 08/25/33	938
	Citigroup Mortgage Loan Trust, Inc.
1,345	Series 2003-1, Class PO3, PO, 10/25/33	925
446	Series 2003-1, Class WA2, 6.50%, 10/25/33	453

Principal
Amount	Security Description	Value

837	Series 2003-1, Class WPO2, PO, 10/25/33	658
1,339	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,371
672	Series 2003-UST1, Class PO1, PO, 12/25/18	522
527	Series 2003-UST1, Class PO2, PO, 12/25/18	465
305	Series 2003-UST1, Class PO3, PO, 12/25/18	271
3,155	Series 2003-UST1, Class A1, 5.50%, 12/25/18	3,176
	Countrywide Alternative Loan Trust
1,513	Series 2002-8, Class A4, 6.50%, 07/25/32	1,513
1,403	Series 2003-J1, Class PO, PO, 10/25/33	1,240
1,650	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,586
4,720	Series 2005-22T1, Class A2, IF, IO, 1.24%, 06/25/35	65
5,211	Series 2005-26CB, Class A10, 6.11%, 07/25/35	5,106
22,530	Series 2005-J1, Class 1A4, IF, IO, 1.27%, 02/25/35	281
	Countrywide Home Loan Mortgage Pass Through Trust
419	Series 2003-18, Class A12, 5.50%, 07/25/33	411
3,868	Series 2003-26, Class 1A6, 3.50%, 08/25/33	3,532
226	Series 2003-34, Class A11, 5.25%, 09/25/33	226
310	Series 2003-44, Class A9, PO, 10/25/33	201
1,964	Series 2003-J2 A17, IF, IO, 3.57%, 04/25/33	117
3,426	Series 2003-J7, Class 4A3, IF, 4.85%, 08/25/18	3,353
1,393	Series 2003-J10, Class 2A1, 5.00%, 11/25/18	1,388
1,071	Series 2004-3, PO, 04/25/34	936
1,253	Series 2004-7 Class 2A1, FRN, 4.09%, 06/25/34	1,208
1,981	Series 2004-HYB1, Class 2A, VAR, 4.26%, 05/20/34	1,944
2,243	Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	2,194
	First Horizon Asset Securities, Inc.
1,513	Series 2004-4, Class 2A2, 4.50%, 07/25/19	1,455
6,194	Series 2004-AR1, Class 2A2, FRN, 5.03%, 04/25/35	6,173
8,891	Series 2004-AR7, Class 2A1, FRN, 4.94%, 02/25/35 (m)	8,858
1,000	Series 2004-AR7, Class 2A2, FRN, 4.94%, 02/25/35	995
	GMAC Mortgage Corp. Loan Trust
3,052	Series 2004-J2, Class A2, FRN, 4.33%, 06/25/34	3,054
5,512	Series 2005-AR3, Class 3A3, VAR, 4.90%, 06/19/35	5,504
5,000	Series 2005-AR3, Class 3A4, VAR, 4.90%, 06/19/35	4,962
	GSR Mortgage Loan Trust
333	Series 2004-3F, Class 3A8, 13.50%, 02/25/34	445
1,575	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	1,571
740	Series 2004-13F, Class 2A3, 6.00%, 11/25/34	739
497	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	496
326	Kidder Peabody Mortgage Assets Trust
	Series B, Class A1, PO, 04/22/18	282
	MASTR Adjustable Rate Mortgages Trust
8,716	PO, 05/28/35	6,506
4,069	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	3,983
9,500	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	9,193
	MASTR Alternative Loans Trust
1,596	Series 2003-8, Class 3A1, 5.50%, 12/25/33	1,600
1,261	Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,277
619	Series 2004-1, Class 30, PO, 02/25/34	545
1,361	Series 2004-3, Class 30, PO, 04/25/34	1,149
1,392	Series 2004-3, Class 30X1, IO, 6.00%, 04/25/34	256
1,572	Series 2004-5, Class 30, PO, 06/25/34	1,411
890	Series 2004-5, Class 30X1, IO, 6.00%, 06/25/34	146
6,808	Series 2004-6, Class 7A1, 6.00%, 07/25/34	6,871
898	Series 2004-6, Class 30X1, IO, 5.50%, 07/25/34	155
630	Series 2004-7, Class 30, PO, 08/25/34	476

Principal
Amount	Security Description	Value

2,387	Series 2004-7, Class AX1, IO, 5.50%, 08/25/34	421
3,313	Series 2004-10, Class 1A1, 4.50%, 09/25/19	3,222
	MASTR Asset Securitization Trust
932	Series 2003-10, Class 15, PO, 11/25/18	793
571	Series 2003-11, Class 15, PO, 12/25/18	497
2,001	Series 2003-4, Class 2A2, 5.00%, 05/25/18	2,002
892	Series 2003-4, Class 5A1, 5.50%, 05/25/33	874
630	Series 2004-1 Class 30, PO, 02/25/34	521
1,030	Series 2004-3, PO, 03/25/34	811
2,602	Series 2004-6, Class 2A9, 5.25%, 11/25/16	2,585
1,994	Series 2004-8, PO, 08/25/19	1,561
	Merrill Lynch Trust
641	7.43%, 08/01/24	641
8	Series 7, Class B, PO, 04/20/18	8
303	Series 47, Class Z, 8.99%, 10/20/20	311
–(h)	Morgan Stanley Mortgage Trust
	Series 35, Class 2, IF, HB, 9878.40%, 04/20/21	12
3,929	MortgageIT Trust
	Series 2005-1, Class 1A1, FRN, 4.15%, 02/25/35	3,929
	Nomura Asset Acceptance Corp.
1,295	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,299
896	Series 2003-A1, Class A2, 6.00%, 05/25/33	902
334	Series 2003-A1, Class A5, 7.00%, 04/25/33	334
852	Series 2003-A1, Class A7, 5.00%, 04/25/18	852
3,376	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	3,435
1,364	Prime Mortgage Trust
	Series 2004-1, Class 2A3, 5.25%, 08/25/34	1,361
	Residential Accredit Loans, Inc.
627	Series 2002-QS16, Class A3, IF, 8.61%, 10/25/17	665
1,106	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	1,072
1,612	Series 2003-QS3, Class A2, IF, 8.07%, 02/25/18	1,665
3,639	Series 2003-QS3, Class A8, IF, IO, 3.77%, 02/25/18	254
4,231	Series 2003-QS9, Class A3, IF, IO, 3.72%, 05/25/18	299
4,671	Series 2003-QS12, Class A2A, IF, IO, 3.77%, 06/25/18	335
1,401	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	278
28,555	Series 2003-QS13, Class A6, IF, IO, 0.60%, 07/25/33	574
5,025	Series 2003-QS18, Class A1, 5.00%, 09/25/18	4,987
2,466	Series 2004-QS8, Class A2, 5.00%, 06/25/34	2,431
3,080	Series 2004-QS10, Class A6, 6.00%, 07/25/34	3,135
	Residential Asset Securitization Trust
836	Series 2003-A13, Class A3, 5.50%, 01/25/34	826
1,038	Series 2003-A14, Class A1, 4.75%, 02/25/19	1,018
	Residential Funding Mortgage Securities I
2,901	Series 2003-S7, Class A17, 4.00%, 05/25/33	2,806
943	Series 2003-S11, Class A1, 2.50%, 06/25/18	905
1,891	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,801
2,269	Series 2003-S13, Class A3, 5.50%, 06/25/33	2,224
1,934	Series 2003-S14, Class A4, PO, 07/25/18	1,694
	Residential Funding Securities Corp.
254	Series 2002-RM1, Class AP1, PO, 12/25/17	235
509	Series 2003-RM2, Class AP-3, PO, 05/25/33	436
	Salomon Brothers Mortgage Securities VII
41	Series 2000-UP1, Class A2, 8.00%, 08/25/27	41
780	Series 2003-UP2, Class 1, PO, 12/25/18	720
	Structured Adjustable Rate Mortgage Loan Trust

Principal
Amount	Security Description	Value

4,285	Series 2004-6, Class 5A4, VAR, 5.01%, 06/25/34	4,235
	Structured Asset Securities Corp.
288	Series 2002-10H, Class 1AP, PO, 05/25/32	244
1,513	Series 2003-8, Class 1A2, 5.00%, 04/25/18	1,496
12,107	Series 2004-20, Class 1A3, 5.25%, 11/25/34 (m)	11,885
	Wamu Alternative Mortgage Pass-Through Certificates
2,174	Series 2005-4, Class CB7, 5.50%, 06/25/35	2,163
1,614	Series 2005-4, Class DP, PO, 06/25/20	1,182
5,825	Series 2005-6, Class 2A4, 5.50%, 08/25/35	5,835
	Washington Mutual Alternative Mortgage Pass-Through Certificates
4,817	Series 2002-MS12, Class A, 6.50%, 05/25/32	4,872
47,412	Series 2005-2, Class 1A4, IF, IO, 1.22%, 04/25/35	738
1,063	Washington Mutual MSC Mortgage Pass-Through Certificates
	Series 2004-RA4, Class 1P, PO, 04/25/19	875
	Washington Mutual, Inc.
3,500	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	3,420
1,496	Series 2003-AR5, Class A5, VAR, 3.84%, 06/25/33	1,480
1,134	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,085
408	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	403
2,262	Series 2003-S8, Class A4, 4.50%, 09/25/18	2,194
2,269	Series 2003-S8, Class A6, 4.50%, 09/25/18	2,199
647	Series 2003-S9, Class P, PO, 10/25/33	468
3,584	Series 2003-S10, Class A5, 5.00%, 10/25/18	3,537
542	Series 2003-S10, Class A6, PO, 10/25/18	449
1,102	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	1,087
	Wells Fargo Mortgage Backed Securities Trust
1,739	Series 2003-8, Class A9, 4.50%, 08/25/18	1,676
2,385	Series 2003-11, Class 1A, PO, 10/25/18	2,073
5,294	Series 2003-11, Class 1A4, 4.75%, 10/25/18	5,214
2,050	Series 2003-13, Class A7, 4.50%, 11/25/18	1,941
39,783	Series 2003-16, Class 2A, IO, VAR, 0.11%, 12/25/18	184
1,435	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,433
2,520	Series 2003-17, Class A, PO, 01/25/34	2,017
687	Series 2004-1, Class A11, 0.00%, 01/25/34	433
6,567	Series 2004-7, Class 2A2, 5.00%, 07/25/19	6,515
8,470	Series 2004-BB, Class A4, FRN, 4.58%, 01/25/35	8,375
7,899	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	7,721
1,001	Series 2004-Q, Class 1A3, FRN, 4.92%, 09/25/34	973
5,377	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	5,184
4,808	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	4,716

		273,298

	Total Collateralized Mortgage Obligations
	(Cost $866,942)	862,120

U.S. Government Agency Mortgages — 18.6%
	Federal Home Loan Mortgage Conventional Pools
33	7.50%, 03/01/09-05/01/17	36
13	8.00%, 04/01/09	14
7	8.50%, 05/01/07-02/01/08	7
181	8.75%, 06/01/17	187
69	10.50%, 05/01/19	72
113	12.00%, 08/01/15-07/01/19	123
341	ARM, 4.81%, 01/01/30	347
	Federal Home Loan Mortgage Corp. Gold Pools

Principal
Amount	Security Description	Value

847	3.50%, 05/01/19	787
25,985	4.00%, 05/01/04-05/01/19 (m)	25,045
1,252	4.50%, 10/01/18	1,228
5,136	5.50%, 06/01/17-10/01/33	5,147
11,727	6.00%, 01/01/14-12/01/33	11,996
16,330	6.50%, 08/01/12-11/01/34 (m)	16,839
11,078	7.00%, 12/01/14-04/01/35	11,574
1,702	7.50%, 07/01/08-12/01/15	1,784
241	8.50%, 08/01/30	262
552	10.50%, 07/20/21	616
	Federal National Mortgage Association Conventional Pools
30,380	4.00%, 07/01/18-04/01/34	29,063
5,636	4.50%, 11/01/14-05/01/29	5,509
7,268	5.00%, 12/01/16-09/01/35	7,235
16,727	5.50%, 06/01/12-03/01/34	16,827
20,034	6.00%, 06/01/08-09/01/33 (m)	20,472
139	6.25%, 07/01/23	142
14,568	6.50%, 09/01/13-08/01/33	15,038
10,450	7.00%, 12/01/16-02/01/33	10,943
1,138	7.50%, 03/01/17-09/01/21	1,204
6,383	8.00%, 04/01/11-07/01/28	6,832
1,460	8.50%, 12/01/07-06/01/30	1,570
2,310	9.00%, 02/01/10-06/01/31	2,526
51	9.50%, 07/01/28	56
209	10.00%, 07/01/19-02/01/24	232
277	10.20%, 06/25/21	310
130	10.25%, 07/15/13	143
156	10.50%, 11/01/18	174
144	11.00%, 04/01/19-08/20/20	161
93	12.50%, 01/01/16	103
2,774	ARM, 4.03%, 06/01/34	2,736
2,087	ARM, 4.06%, 02/01/34	2,061
136	ARM, 4.14%, 09/01/27	138
2,714	ARM, 4.18%, 10/01/34	2,697
551	ARM, 4.36%, 03/01/29	553
111	ARM, 4.55%, 03/01/19	113
16,414	ARM, 4.89%, 01/01/35 (m)	16,402
2,510	ARM, 5.01%, 04/01/34	2,528
222	ARM, 5.45%, 11/01/32	225
	Government National Mortgage Association Various Pools
1,458	3.50%, 09/20/33	1,310
2,246	6.00%, 04/20/17-06/15/18	2,321
451	6.38%, 08/15/26	469
4,836	6.50%, 03/15/23-04/15/33	5,037
3,679	7.00%, 09/15/14-06/15/33	3,881
1,136	7.50%, 11/15/17-01/15/33	1,207
2,257	8.00%, 01/15/08-11/20/28	2,416
115	8.50%, 07/15/08-05/20/25	125
34	9.00%, 02/15/30-01/15/31	37
67	11.00%, 01/15/21	74

	Total U.S. Government Agency Mortgages
	(Cost $237,796)	238,934

U.S. Government Agency Securities — 1.0%

Principal
Amount	Security Description	Value

	Federal Home Loan Mortgage Corp.
2,269	6.63%, 09/15/09 (m)	2,441
756	6.88%, 09/15/10	834
379	Federal Housing Authority
	7.43%, 08/01/20	387
	Federal National Mortgage Association
756	5.50%, 03/15/11	790
4,613	6.13%, 03/15/12	5,008
1,513	6.63%, 09/15/09 (m)	1,626
1,513	7.25%, 01/15/10	1,671

	Total U.S. Government Agency Securities
	(Cost $12,491)	12,757

U.S. Treasury Obligations — 1.2%
	U.S. Treasury Bonds
1,513	10.38%, 11/15/12	1,701
1,437	11.75%, 11/15/14	1,841
3,592	12.00%, 08/15/13	4,345
378	U.S. Treasury Notes
	6.50%, 02/15/10	412
	U.S. Treasury STRIPS
756	PO, 02/15/09	657
227	PO, 05/15/11	180
945	PO, 05/15/12	715
1,513	PO, 02/15/13	1,103
567	PO, 02/15/14	393
1,361	PO, 05/15/14	933
1,891	PO, 08/15/14	1,281
1,323	PO, 11/15/14	886
189	PO, 02/15/16	119

	Total U.S. Treasury Obligations
	(Cost $14,641)	14,566

	Total Long Term Investments
	(Cost $1,140,566)	1,137,087

Shares

Short-Term Investment — 12.9%
Investment Company — 12.9%
165,248	JPMorgan Liquid Assets Money Market Fund (b)	165,248

	(Cost $165,248)
Principal Amount

Investments of Cash Collateral for Securities Loaned — 1.3%
Repurchase Agreements — 1.3%
	Banc of America Securities LLC, 3.95%, dated 09/30/05, due
	10/03/05, repurchase price $3,001, collateralized by U.S.
$3,000	Government Agency Mortgages.	3,000
	Barclays Capital, 3.97%, dated 09/30/05, due 10/03/05, repurchase
3,000	price $3,001, collateralized by U.S. Government Agency Mortgages.	3,000

	Principal
	Amount	Security Description	Value

		repurchase price $3,001, collateralized by U.S. Government Agency
	3,000	Securities.	$3,000
		Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05,
		repurchase price $1,961, collateralized by U.S. Government Agency
	1,960	Securities.	1,960
		Morgan Stanley, 3.90%, dated 09/30/05, due 10/03/05, repurchase
	3,000	price $3,001, collateralized by U.S. Government Agency Mortgages.	3,000
		UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05,
		repurchase price $3,001, collateralized by U.S. Government Agency
	3,000	Securities.	3,000

		Total Investments of Cash Collateral for Securities Loaned
		(Cost $16,960)	16,960

Total Investments — 102.9%
(Cost $1,322,774)			$1,319,295
Liabilities in Excess of Other Assets — (2.9)%			(36,916)

Net Assets — 100.0%			$1,282,379

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.

HB	High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.

VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,368
Aggregate gross unrealized depreciation	(20,847)

Net unrealized appreciation/depreciation	$(3,479)

Federal income tax cost of investments	$1,322,774

JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 100.2%
Asset Backed Securities — 5.8%
	Advanta Mortgage Loan Trust
$217	Series 1999-2, Class A6, 6.82%, 04/25/14	$218
5	Series 1999-3, Class A4, 7.75%, 10/25/26	5
437	Series 2000-2, Class A6, SUB, 7.72%, 03/25/15	447
1,300	American Express Credit Account Master Trust
	Series 2001-2, Class A, 5.53%, 10/15/08	1,307
	AmeriCredit Automobile Receivables Trust
3,212	Series 2001-D, Class A4, 4.41%, 11/12/08	3,214
632	Series 2002-A, Class A4, 4.61%, 01/12/09	633
421	Series 2002-B, Class A4, 4.46%, 04/12/09	421
148	Series 2002-C, Class A4, 3.55%, 02/12/09	147
500	Amortizing Residential Collateral Trust
	Series 2002-BC6, Class M1, FRN, 4.58%, 08/25/32	504
178	Bayview Financial Acquisition Trust
	Series 2002-CA, Class M1, FRN, 4.58%, 05/25/32 (e)	178
50	BMW Vehicle Owner Trust
	Series 2003-A, Class A3, 1.94%, 02/25/07	50
964	Capital Auto Receivables Asset Trust
	Series 2003-1, Class A3A, 2.75%, 04/16/07	957
	Capital One Master Trust
1,105	Series 1998-1, Class A, 6.31%, 06/15/11	1,150
1,000	Series 2001-5, Class A, 5.30%, 06/15/09	1,007
1,225	Series 2001-8A, Class A, 4.60%, 08/15/09	1,226
	Capital One Multi-Asset Execution Trust
326	Series 2003-B2, Class B2, 3.50%, 02/17/09	324
45	Series 2003-C2, Class C2, 4.32%, 04/15/09	45
	Chase Credit Card Master Trust
104	Series 2001-2, Class A, FRN, 3.89%, 09/15/08	104
1,000	Series 2003-1, Class C, FRN, 4.87%, 04/15/08	1,003
66	Chase Funding Mortgage Loan Asset-Backed Certificates
	Series 2002-2, Class 1A4, 4.88%, 08/25/28	66
65	Chase Manhattan Auto Owner Trust
	Series 2002-A, Class CTFS, 4.17%, 09/15/08	65
200	Chemical Master Credit Card Trust 1
	Series 1996-2, Class A, 5.98%, 09/15/08	201
5,000	CIT Rv Trust
	Series 1998-A, Class B, 6.29%, 01/15/17	5,076
	Citibank Credit Card Issuance Trust
700	Series 2000-A1, Class A1, 6.90%, 10/15/07	701
410	Series 2001-C3, Class C3, 6.65%, 05/15/08	415
3,000	Series 2002-A1, Class A1, 4.95%, 02/09/09	3,016
80	Series 2002-B1, Class B1, FRN, 4.29%, 06/25/09	80
120	Series 2002-C1, Class C1, FRN, 4.74%, 02/09/09	121
50	Series 2002-C3, Class C3, FRN, 5.01%, 12/15/09	51
4,000	Series 2003-A5, Class A5, 2.50%, 04/07/08	3,962
820	Series 2004-A1, Class A1, 2.55%, 01/20/09	800
1,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	991
	Citibank Credit Card Master Trust I
285	Series 1999-2, Class B, 6.15%, 03/10/11	298
1,500	Series 1999-5, Class A, 6.10%, 05/15/08	1,515
856	Series 1999-5, Class B, 6.30%, 05/15/08	865

2

Principal Amount	Security Description	Value

2,065	CNH Equipment Trust
	Series 2003-B, Class A3B, 2.47%, 01/15/08	2,048
1,726	Community Program Loan Trust
	Series 1987-A, Class A4, 4.50%, 10/01/18	1,709
275	CS First Boston Mortgage Securities Corp.
	Series 2002-HE4, Class AF, 5.51%, 08/25/32	276
	Daimler Chrysler Auto Trust
77	Series 2002-B, Class A4, 3.53%, 12/06/07	76
170	Series 2002-C, Class A4, 3.09%, 01/08/08	168
	Discover Card Master Trust I
200	Series 1996-3, Class A, 6.05%, 08/18/08	201
300	Series 2000-9, Class A, 6.35%, 07/15/08	302
425	Series 2002-2, Class A, 5.15%, 10/15/09	429
32	Equity One ABS, Inc.
	Series 2002-1, Class AF2, SUB, 5.52%, 08/25/32	32
465	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-20, Class A6, SUB, 7.49%, 09/25/29	468
	Fleet Credit Card Master Trust II
490	Series 2001-B, Class A, 5.60%, 12/15/08	494
985	Series 2003-A, Class A, 2.40%, 07/15/08	980
	Ford Credit Auto Owner Trust
850	Series 2002-D, Class B, 3.56%, 02/15/07	846
3,000	Series 2004-A, Class A3, 2.93%, 03/15/08	2,964
61	Harley-Davidson Motorcycle Trust
	Series 2002-1, Class A2, 4.50%, 01/15/10	61
1,340	Household Automotive Trust
	Series 2001-2, Class A4, 5.39%, 08/17/08	1,341
260	Household Private Label Credit Card Master Note Trust I
	Series 2002-1, Class A, 5.50%, 01/18/11	263
	MBNA Credit Card Master Note Trust
770	Series 2001-A1, Class A1, 5.75%, 10/15/08	777
215	Series 2001-C1, Class C1, FRN, 4.82%, 10/15/08	216
575	Series 2001-C3, Class C3, 6.55%, 12/15/08	584
130	Series 2002-B1, Class B1, 5.15%, 07/15/09	131
85	Series 2002-C1, Class C1, 6.80%, 07/15/14	93
40	Series 2003-A1, Class A1, 3.30%, 07/15/10	39
1,000	Series 2003-C1, Class C1, FRN, 5.47%, 06/15/12	1,057
	MBNA Master Credit Card Trust USA
65	Series 1999-B, Class C, 6.65%, 08/15/11 (e)	68
345	Series 1999-D, Class B, 6.50%, 11/15/08	350
167	Series 2000-D, Class A, FRN, 3.97%, 09/15/09	168
1,000	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	1,054
21	Nissan Auto Receivables Owner Trust
	Series 2003-A, Class A3, 1.89%, 12/15/06	21
884	Onyx Acceptance Grantor Trust
	Series 2004-B, Class A3, 3.09%, 09/15/08	878
93	PNC Student Loan Trust I
	Series 1997-2, Class A7, 6.73%, 01/25/07	93
1,750	Prime Credit Card Master Trust
	Series 2000-1, Class A, 6.70%, 10/15/09	1,756
2,000	Providian Gateway Master Trust
	Series 2002-B, Class A, FRN, 4.47%, 06/15/09 (e)	2,003
125	Residential Asset Mortgage Products, Inc.
	Series 2001-RS3, Class AI4, SUB, 6.29%, 10/25/31	125
	Residential Asset Securities Corp.

Principal Amount	Security Description	Value

293	Series 2000-KS3, Class A16, 7.81%, 07/25/31	295
200	Series 2000-KS5, Class AII, FRN, 4.07%, 12/25/31	200
144	Series 2001-KS1, Class AI6, 6.35%, 03/25/32	146
152	Residential Funding Mortgage Securities II
	Series 2000-HI1, Class AI7, SUB, 8.29%, 02/25/25	152
152	SSB Auto Loan Trust
	Series 2002-1, Class A4, 2.89%, 02/15/09	152
	Standard Credit Card Master Trust
500	Series 1995-9, Class A, 6.55%, 10/07/07	500
50	Series 1995-9, Class B, 6.65%, 10/07/07	50
390	Series A, 7.25%, 04/07/08	396
98	Vanderbilt Mortgage Finance
	Series 1996-A, Class A5, 7.43%, 04/07/26	99
	WFS Financial Owner Trust
103	Series 2002-1, Class A4A, 4.87%, 09/20/09	103
8,000	Series 2003-2, Class A4, 2.41%, 12/20/10	7,863
1,277	Series 2003-4, Class A4, 3.15%, 05/20/11	1,253
	Total Asset Backed Securities

	(Cost $64,876)	64,443

Collateralized Mortgage Obligations — 9.1%
Agency CMO — 8.3%
	Federal Home Loan Mortgage Corp.
67	Series 2, Class Z, 9.30%, 03/15/19	72
39	Series 12, Class A, 9.25%, 11/15/19	39
74	Series 16, Class D, 10.00%, 10/15/19	74
93	Series 17, Class I, 9.90%, 10/15/19	93
141	Series 23, Class F, 9.60%, 04/15/20	141
78	Series 26, Class F, 9.50%, 02/15/20	78
18	Series 81, Class A, 8.13%, 11/15/20	18
64	Series 85, Class C, 8.60%, 01/15/21	64
63	Series 99, Class Z, 9.50%, 01/15/21	63
11	Series 159, Class H, 4.50%, 09/15/21	11
17	Series 189, Class D, 6.50%, 10/15/21	17
-(h)	Series 1045, Class G, IO, HB, 1065.60%, 02/15/21	-(h)
18	Series 1053, Class G, 7.00%, 03/15/21	18
47	Series 1056, Class KZ, 6.50%, 03/15/21	47
22	Series 1074, Class H, 8.50%, 05/15/21	22
82	Series 1082, Class C, 9.00%, 05/15/21	82
28	Series 1087, Class I, 8.50%, 06/15/21	28
19	Series 1114, Class E, 8.00%, 07/15/06	19
100	Series 1125, Class Z, 8.25%, 08/15/21	100
91	Series 1142, Class IA, 7.00%, 10/15/21	91
13	Series 1169, Class G, 7.00%, 11/15/21	13
17	Series 1170, Class H, 7.50%, 11/15/06	17
66	Series 1173, Class E, 6.50%, 11/15/21	66
60	Series 1204, Class H, 7.50%, 02/15/07	60
140	Series 1211, Class L, 7.00%, 03/15/07	140
23	Series 1221, Class I, 7.00%, 03/15/07	23
789	Series 1314, Class L, 8.00%, 07/15/07	791
23	Series 1338, Class Q, PO, 08/15/07	23
158	Series 1343, Class LA , 8.00%, 08/15/22	162
68	Series 1386, Class E, IF, 8.53%, 10/15/07	68

Principal Amount	Security Description	Value

116	Series 1389, Class PS, IF, 9.72%, 10/15/07	120
207	Series 1417, Class FA, FRN, 3.56%, 11/15/07	206
53	Series 1424, Class F, FRN, 3.31%, 11/15/22	53
914	Series 1445, Class L, 7.00%, 12/15/07	931
818	Series 1480, Class LZ, 7.50%, 03/15/23	841
27	Series 1515, Class SA, IF, 8.61%, 05/15/08	28
623	Series 1539, Class PL, 6.50%, 05/15/08	628
470	Series 1550, Class SC, IF, 8.88%, 07/15/08	491
325	Series 1565, Class G, 6.00%, 08/15/08	329
39	Series 1575, Class SA, IF, 8.06%, 08/15/08	40
58	Series 1580, Class P, 6.50%, 09/15/08	59
33	Series 1604, Class MB, IF, 10.46%, 11/15/08	34
631	Series 1606, Class H, 6.00%, 11/15/08	639
173	Series 1610, Class PM, 6.25%, 04/15/22	174
405	Series 1612, Class PH, 6.00%, 11/15/08	411
30	Series 1612, Class SD, IF, 11.00%, 11/15/08	31
31	Series 1614, Class J, 6.25%, 11/15/22	31
28	Series 1625, Class SG, IF, 10.74%, 12/15/08	29
776	Series 1626, Class PT, 6.00%, 12/15/08	787
185	Series 1641, Class FA, FRN, 4.76%, 12/15/13	188
25	Series 1655, Class HB, 6.50%, 10/15/08	25
67	Series 1659, Class TZ, 6.75%, 01/15/09	68
224	Series 1673, Class H, 6.00%, 11/15/22	226
1,596	Series 1688, Class J, 6.00%, 12/15/13	1,616
102	Series 1693, Class H, 6.00%, 12/15/08	102
536	Series 1701, Class PH, 6.50%, 03/15/09	546
456	Series 1702, Class TJ, 7.00%, 04/15/13	471
551	Series 1754, Class Z, 8.50%, 09/15/24	576
1,202	Series 1779, Class Z, 8.50%, 04/15/25	1,213
30	Series 1807, Class G, 9.00%, 10/15/20	32
49	Series 1838, Class H, 6.50%, 04/15/11	50
39	Series 2353, Class VA, 6.50%, 06/15/12	39
35	Series 2496, Class B, 5.50%, 11/15/15	35
31	Series 2497, Class GD, 5.50%, 07/15/14	31
71	Series 2497, Class UG, 5.50%, 05/15/15	71
175	Series 2512, Class PX, 5.00%, 06/15/18	175
1,000	Series 2617, Class UM, 4.00%, 05/15/15	973
164	Series 2668, Class AD, 4.00%, 01/15/15	162
922	Series 2685, Class MX, 4.00%, 07/15/16	902
1,800	Series 2762, Class LD, 5.00%, 10/15/27	1,803
1,966	Series 2780, Class YP, 7.50%, 08/15/18	2,088
1,067	Series 2851, Class BD, 4.00%, 02/15/20	1,044
9,079	Series 2875, Class HA, 4.00%, 11/15/18	8,795
3,500	Series 2962, Class WJ, 5.50%, 06/15/24	3,567
3,225	Series 2993, Class MN, 5.00%, 06/15/23	3,231
	Federal Home Loan Mortgage Corp. — Government National Mortgage Association
2,132	Series 31, Class Z , 8.00%, 04/25/24	2,298
533	Series 56, Class Z , 7.50%, 09/20/26	553
	Federal National Mortgage Association
51	Series 1988-7, Class Z, 9.25%, 04/25/18	54
58	Series 1988-13, Class C, 9.30%, 05/25/18	62
51	Series 1988-15, Class A, 9.00%, 06/25/18	54
62	Series 1988-16, Class B, 9.50%, 06/25/18	67
35	Series 1989-2, Class D, 8.80%, 01/25/19	37
123	Series 1989-27, Class Y, 6.90%, 06/25/19	126

Principal Amount	Security Description	Value

31	Series 1989-54, Class E, 8.40%, 08/25/19	33
29	Series 1989-66, Class J, 7.00%, 09/25/19	30
22	Series 1989-70, Class G, 8.00%, 10/25/19	24
493	Series 1989-72, Class E, 9.35%, 10/25/19	535
61	Series 1989-89, Class H, 9.00%, 11/25/19	65
31	Series 1989-96, Class H, 9.00%, 12/25/19	33
39	Series 1990-7, Class B, 8.50%, 01/25/20	42
31	Series 1990-12, Class G, 4.50%, 02/25/20	31
857	Series 1990-19, Class G, 9.75%, 02/25/20	927
113	Series 1990-58, Class J, 7.00%, 05/25/20	117
110	Series 1990-61, Class H, 7.00%, 06/25/20	115
57	Series 1990-106, Class J, 8.50%, 09/25/20	61
23	Series 1990-109, Class J, 7.00%, 09/25/20	23
71	Series 1990-111, Class Z, 8.75%, 09/25/20	74
33	Series 1990-117, Class E, 8.95%, 10/25/20	35
32	Series 1990-123, Class G, 7.00%, 10/25/20	33
35	Series 1990-132, Class Z, 7.00%, 11/25/20	36
1,290	Series 1990-137, Class X, 9.00%, 12/25/20	1,400
11	Series 1991-53, Class J, 7.00%, 05/25/21	11
42	Series 1991-72, Class G, 8.00%, 07/25/06	42
32	Series 1991-114, Class C, 8.50%, 09/25/06	33
151	Series 1991-130, Class C, 9.00%, 09/25/21	161
46	Series 1992-18, Class HC, 7.50%, 03/25/07	46
289	Series 1992-68, Class M, 8.00%, 05/25/07	295
711	Series 1992-81, Class ZB, 8.50%, 04/25/22	738
12	Series 1992-96, Class B, PO, 05/25/22	11
789	Series 1992-138, Class G, 7.50%, 08/25/22	802
30	Series 1993-10, Class PH, 6.50%, 12/25/07	30
933	Series 1993-68, Class PL, 7.00%, 05/25/08	951
549	Series 1993-71, Class PH, 6.50%, 05/25/08	557
501	Series 1993-78, Class H, 6.50%, 06/25/08	510
504	Series 1993-101, Class PJ, 7.00%, 06/25/08	514
3,098	Series 1993-129, Class H, 6.50%, 08/25/08	3,155
560	Series 1993-134, Class H, 6.50%, 08/25/08	573
70	Series 1993-140, Class H, 6.50%, 03/25/13	71
1,248	Series 1993-154, Class H, 6.00%, 08/25/08	1,265
23	Series 1993-165, Class SN, IF, 9.47%, 09/25/23	24
53	Series 1993-170, Class K, 6.25%, 07/25/08	53
20	Series 1993-192, Class SC, IF, 7.82%, 10/25/08	20
41	Series 1993-196, Class FA, FRN, 3.66%, 10/25/08	40
25	Series 1993-204, Class VD, 5.95%, 06/25/06	25
500	Series 1993-220, Class PJ, 6.00%, 11/25/13	516
13	Series 1993-225, Class MC, PO, 11/25/23	13
20	Series 1993-231, Class SB, IF, 8.58%, 12/25/08	21
1	Series 1993-233, Class SC, IF, 8.71%, 12/25/08	1
180	Series 1993-235, Class G, PO, 09/25/23	156
452	Series 1994-1, Class K, 6.50%, 06/25/13	453
2,160	Series 1994-7, Class PG, 6.50%, 01/25/09	2,202
129	Series 1994-12, Class C, 6.25%, 01/25/09	130
43	Series 1994-20, Class Z, 6.50%, 02/25/09	43
228	Series 1994-32, Class Z, 6.50%, 03/25/09	231
259	Series 1994-33, Class H, 6.00%, 03/25/09	264
7	Series 1994-41, Class PJ, 6.50%, 06/25/23	7
1,314	Series 1994-62, Class PH, 6.90%, 11/25/23	1,336
2,503	Series 1995-13, Class D, 6.50%, 09/25/08	2,550
221	Series 1995-13, Class K, 6.50%, 10/25/08	225

Principal Amount	Security Description	Value

34	Series 1995-23, Class OB, PO, 10/25/07	33
262	Series 1997-42, Class PB, 7.50%, 03/18/12	263
14	Series 1997-46, Class PN, 6.50%, 07/18/12	14
43	Series 1997-55, Class B, 7.00%, 02/18/27	44
5	Series 1997-67, Class GA, 4.00%, 02/25/09	5
11	Series 1999-19, Class TD, 6.50%, 04/25/13	11
135	Series 2001-4, Class EP, PO, 03/25/28	133
221	Series 2001-7, Class PQ, 6.00%, 10/25/15	223
1,428	Series 2001-61, Class VA, 7.00%, 07/25/12	1,456
1,425	Series 2001-69, Class VA, 5.50%, 11/25/12	1,446
5,000	Series 2003-84, Class GC, 4.50%, 05/25/15	4,934
10,000	Series 2003-113, Class PC, 4.00%, 03/25/15	9,751
2,900	Series 2005-40, Class YA, 5.00%, 09/25/20	2,904
5,235	Series 2005-68, Class JK, 5.25%, 05/25/35	5,236
48	Series G-11, Class Z, 8.50%, 05/25/21	52
26	Series G-22, Class ZT, 8.00%, 12/25/16	28
66	Series G-41, Class PT, 7.50%, 10/25/21	69
93	Series G92-35, Class E, 7.50%, 07/25/22	97
46	Series G92-40, Class ZC, 7.00%, 07/25/22	48
475	Series G92-44, Class ZQ, 8.00%, 07/25/22	508
103	Series G92-54, Class ZQ, 7.50%, 09/25/22	108
	Federal National Mortgage Association STRIPS
125	Series 25, Class 1, 6.00%, 02/01/13	126
800	Series 108, Class 1, PO, 03/25/20	731
9	Series 268, Class 2, IO, 9.00%, 02/01/23	2
32	Series B, Class 1, IO, 6.00%, 05/01/09	32
16	Federal National Mortgage Association Whole Loan
	Series 1995-W3, Class A, 9.00%, 04/25/25	17
	Government National Mortgage Association
351	Series 1997-12, Class D, 7.50%, 09/20/27	358
2,170	Series 2002-71, Class VJ, 6.00%, 12/20/14	2,196
	Vendee Mortgage Trust
69	Series 1994-3C, Class 3, 9.78%, 03/15/21	75

		92,171

Non-Agency — 0.8%
595	ABN Amro Mortgage Corp.
	Series 2003-7, Class A3, 4.50%, 07/25/18	579
800	Bear Stearns Commercial Mortgage Securities
	Series 2004-T16, Class A2, 3.70%, 02/13/46	781
139	Citicorp Mortgage Securities, Inc.
	Series 1994-3, Class A4, 6.50%, 02/25/24	139
349	Commercial Mortgage Acceptance Corp.
	Series 1998-C2, Class A2, 6.03%, 09/15/30	358
1,398	Countrywide Alternative Loan Trust
	Series 2003-J3, Class 2A1, 6.25%, 12/25/33	1,418
	GMAC Mortgage Corp. Loan Trust
82	Series 2003-J1, Class A3, 5.25%, 03/25/18	83
800	Series 2003-J4, Class 2A1, 4.75%, 09/25/18	788
95	Impac CMB Trust
	Series 2003-3, Class M1, FRN, 4.68%, 01/25/33	95
39	Kidder Peabody Mortgage Assets Trust
	Series A, Class A1, 6.50%, 02/22/17	40
2,645	MASTR Asset Securitization Trust
	Series 2003-4, Class 2A2, 5.00%, 05/25/18	2,647

Principal Amount	Security Description	Value

23	Merrill Lynch Trust
	Series 44, Class G, 9.00%, 08/20/20	23
	Paine Webber CMO Trust
7	Series J, Class 3, 8.80%, 05/01/18	7
34	Series L, Class 4, 8.95%, 07/01/18	36
1,000	Residential Accredit Loans, Inc.
	Series 2003-QR24, Class A7, 4.00%, 07/25/33	955
35	Salomon Brothers Mortgage Securities VII
	Series 2000-UP1, Class A2, 8.00%, 08/25/27	36
18	Structured Mortage Asset Residential Trust
	Series 1993-2A, Class AE, 7.60%, 03/25/09	18
282	Wells Fargo Mortgage Backed Securities Trust
	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	273

		8,276

	Total Collateralized Mortgage Obligations
	(Cost $99,845)	100,447

Corporate Bonds — 27.6%
Airlines — 0.3%
756	American Airlines, Inc.
	FRN, 4.58%, 03/23/09	759
1,194	Southwest Airlines Co.
	Series 2001-1, 5.10%, 11/01/07	1,196
1,206	United AirLines, Inc.
	Series 2001-1, 6.20%, 09/01/08 (d)	1,161

		3,116

Automobiles — 0.4%
4,000	Daimler Chrysler NA Holding Corp.
	4.05%, 06/04/08	3,906

Capital Markets — 4.8%
	Bear Stearns Cos., Inc. (The)
5,000	3.00%, 03/30/06	4,969
2,975	4.00%, 01/31/08	2,934
610	6.75%, 12/15/07	637
600	7.00%, 03/01/07	620
5,800	Credit Suisse First Boston, Inc.
	7.75%, 05/15/06 (e)	5,914
	Credit Suisse First Boston USA, Inc.
1,115	4.70%, 06/01/09	1,113
551	6.90%, 10/01/07	572
	Goldman Sachs Group LP
2,700	6.75%, 02/15/06 (e)	2,723
1,100	7.20%, 03/01/07 (e)	1,140
	Goldman Sachs Group, Inc.
2,000	3.88%, 01/15/09	1,950
2,000	6.65%, 05/15/09	2,123
500	Series A, 6.50%, 02/25/09 (e)	527

Principal Amount	Security Description	Value

	Lehman Brothers Holdings, Inc.
1,385	6.63%, 02/05/06	1,396
1,000	8.25%, 06/15/07	1,057
941	8.50%, 05/01/07	994
	Lehman Brothers, Inc.
1,000	6.63%, 02/15/08	1,043
4,920	7.38%, 01/15/07	5,072
1,267	7.63%, 06/01/06	1,291
	Merrill Lynch & Co., Inc.
244	6.25%, 01/15/06	245
1,058	7.00%, 03/15/06	1,070
2,000	7.01%, 04/10/06	2,026
2,058	Class B, 8.00%, 06/01/07	2,178
3,850	Morgan Stanley
	5.80%, 04/01/07	3,913
	Morgan Stanley Group, Inc.
515	6.88%, 03/01/07	530
1,500	8.33%, 01/15/07	1,568
	National Rural Utilities Cooperative Finance Corp.
465	3.25%, 10/01/07	452
645	6.00%, 05/15/06	651
1,000	7.30%, 09/15/06	1,026
	TIAA Global Markets, Inc.
450	4.13%, 11/15/07 (e)	445
3,330	5.00%, 03/01/07 (e)	3,342

		53,521

Commercial Banks — 5.8%
	Bank of America Corp.
2,400	6.50%, 03/15/06	2,423
235	Class E, 7.13%, 04/30/06	238
	BankAmerica Corp.
2,926	6.20%, 02/15/06	2,946
685	6.63%, 08/01/07	709
362	6.63%, 10/15/07	376
477	7.13%, 05/01/06	484
1,790	7.13%, 03/01/09	1,922
388	7.13%, 10/15/11	429
7,045	7.20%, 04/15/06	7,138
103	Bankers Trust Corp.
	Series A, 6.70%, 10/01/07	107
2,300	Banponce Corp.
	6.75%, 12/15/05	2,310
	Bayerische Landesbank/New York
1,050	Series YDPN, 5.88%, 12/01/08	1,094
1,000	2.50%, 03/30/06	992
500	BB&T Corp.
	7.25%, 06/15/07	521
	FleetBoston Financial Corp.
470	6.50%, 03/15/08	489
1,930	7.13%, 04/15/06	1,958
250	8.63%, 01/15/07	262
700	HBOS plc ( United Kingdom)
	3.13%, 01/12/07 (e)	688

Principal Amount	Security Description	Value

660	HSBC Bank USA NA
	7.00%, 11/01/06	677
	KEY Bank NA
1,500	7.13%, 08/15/06	1,530
1,465	7.55%, 09/15/06	1,502
2,000	Series I, 7.13%, 08/15/06	2,040
	Keycorp
860	6.75%, 03/15/06	869
1,000	7.50%, 06/15/06	1,019
3,850	Series G, 3.05%, 11/22/06	3,771
5,000	Marshall & Ilsley Bank
	3.80%, 02/08/08	4,915
1,380	Marshall & Ilsley Corp.
	Series E, 5.75%, 09/01/06	1,395
300	Mellon Bank NA
	7.00%, 03/15/06	303
540	National City Bank of Indiana
	2.38%, 08/15/06	530
2,800	Royal Bank of Canada (Canada)
	3.88%, 05/04/09	2,741
750	Sovran Financial Corp.
	9.25%, 06/15/06	770
	Suntrust Bank
520	2.50%, 11/01/06	506
2,250	7.25%, 09/15/06	2,294
3,000	US Bank NA
	3.70%, 08/01/07	2,960
4,766	Wachovia Corp.
	7.50%, 07/15/06	4,870
	Wells Fargo & Co.
3,921	7.13%, 08/15/06	4,006
2,000	Series G, 6.88%, 08/08/06	2,036

		63,820

Consumer Finance — 3.2%
	American General Finance Corp.
120	Series H, 3.00%, 11/15/06	118
500	Series H, 4.50%, 11/15/07	498
	Beneficial Corp.
1,500	Series E, 6.47%, 11/17/08	1,566
1,000	Series H, 6.94%, 12/15/06	1,024
500	Series H, 7.00%, 02/12/07	511
940	CitiFinancial
	6.13%, 12/01/05	943
	Ford Motor Credit Co.
2,000	6.46%, 12/27/05	2,002
2,050	6.50%, 02/15/06	2,055
2,800	6.50%, 01/25/07	2,803
4,000	6.88%, 02/01/06	4,016
	HSBC Finance Corp.
1,400	3.38%, 02/21/06	1,396
3,000	6.50%, 01/24/06	3,021
506	6.88%, 03/01/07	521
1,000	7.20%, 07/15/06	1,020

Principal Amount	Security Description	Value

1,975	7.25%, 05/15/06	2,008
1,400	International Lease Finance Corp.
	4.50%, 05/01/08	1,387
3,450	John Deere BV (Netherlands)
	5.88%, 04/06/06	3,476
	John Deere Capital Corp.
3,500	3.88%, 03/07/07	3,470
435	6.85%, 03/15/06	440
1,800	Series D, 3.63%, 05/25/07	1,773
450	Series D, 5.50%, 09/01/06	453
1,300	SLM Corp.
	Series A, 3.50%, 09/30/06	1,284

		35,785

Diversified Financial Services — 8.3%
3,075	AIG SunAmerica Global Financing IV
	5.85%, 02/01/06 (e)	3,089
10,000	AIG SunAmerica Global Financing IX
	5.10%, 01/17/07 (e)	10,067
1,000	AIG SunAmerica Global Financing VII
	5.85%, 08/01/08 (e)	1,029
570	American Honda Finance Corp.
	3.85%, 11/06/08 (e)	558
	Associates Corp. Of N. America
340	8.55%, 07/15/09	385
1,975	Series H, 7.50%, 05/10/06	2,011
	Caterpillar Financial Services Corp
4,000	3.80%, 02/08/08	3,930
1,300	4.50%, 09/01/08	1,295
	CIT Group, Inc.
1,600	4.13%, 02/21/06	1,600
1,500	6.50%, 02/07/06	1,511
	Citicorp, Inc.
5,000	7.04%, 04/25/06	5,070
1,154	7.13%, 05/15/06	1,172
2,365	7.75%, 06/15/06	2,415
441	Series C, 6.75%, 10/15/07	459
545	Series C, 7.00%, 07/01/07	567
	Citigroup, Inc.
374	5.75%, 05/10/06	377
710	8.63%, 02/01/07	746
	General Electric Capital Corp.
950	8.30%, 09/20/09	1,072
2,000	8.63%, 06/15/08	2,189
2,182	8.75%, 05/21/07	2,326
2,217	8.85%, 03/01/07	2,337
2,800	Series A, 3.50%, 05/01/08	2,730
2,000	Series A, 4.25%, 01/15/08	1,988
2,000	Series A, 5.00%, 02/15/07	2,014
3,000	Series A, 5.00%, 06/15/07	3,026
3,300	Series A, 8.70%, 03/01/07	3,474
4,150	Series A, SUB, 8.13%, 04/01/08	4,482
2,000	General Motors Acceptance Corp.

Principal Amount	Security Description	Value

	6.13%, 01/22/08	1,931
	John Hancock Global Funding II
1,000	3.50%, 01/30/09 (e)	961
168	5.63%, 06/27/06 (e)	169
	MassMutual Global Funding II
600	2.55%, 07/15/08 (e)	567
3,765	3.25%, 06/15/07 (e)	3,680
1,000	5.08%, 03/05/07 (e)	1,009
1,000	MBIA Global Funding LLC
	2.88%, 11/30/06 (e)	975
4,000	New York Life Global Funding
	3.88%, 01/15/09 (e)	3,903
2,100	Pitney Bowes Credit Corp.
	5.75%, 08/15/08	2,170
	Pricoa Global Funding I
1,510	3.90%, 12/15/08 (e)	1,473
3,000	4.35%, 06/15/08 (e)	2,972
	Principal Life Global Funding I
1,000	5.13%, 06/28/07 (e)	1,005
310	6.13%, 03/01/06 (e)	312
	USAA Capital Corp.
175	Series B, 4.64%, 12/15/09 (e)	174
635	Series B, 5.59%, 12/20/06 (e)	642
985	Series B, 7.05%, 11/08/06 (e)	1,009
	Wells Fargo Financial, Inc.
4,900	6.13%, 02/15/06	4,929
1,900	6.85%, 07/15/09	2,060
242	7.20%, 05/01/07	253

		92,113

Diversified Telecommunication Services — 0.3%
1,500	SBC Communications Capital Corp.
	Series D, 6.79%, 07/13/07	1,547
1,050	SBC Communications, Inc.
	5.75%, 05/02/06	1,058
500	Southwestern Bell Telephone
	Series C, 5.95%, 10/15/07	509
500	Sprint Capital Corp.
	6.00%, 01/15/07	508

		3,622

Electric Utilities — 0.4%
500	Constellation Energy Group, Inc.
	6.13%, 09/01/09	521
3,000	Duke Energy Corp.
	4.20%, 10/01/08	2,954
750	Ohio Valley Electric Corp.
	5.94%, 02/12/06 (e)	754

		4,229

Principal Amount	Security Description	Value

Food & Staples Retailing — 0.4%
	Kroger Co. (The)
250	7.63%, 09/15/06	256
225	8.15%, 07/15/06	231
3,700	Wal-Mart (Canada)
	5.58%, 05/01/06 (e)	3,728

		4,215

Food Products — 0.3%
	General Mills, Inc.
1,000	9.14%, 12/15/05	1,009
1,500	Series B, 8.13%, 11/20/06	1,553
1,000	Sara Lee Corp.
	Series C, 6.30%, 11/07/05	1,001

		3,563

Insurance — 0.8%
	ASIF Global Financing
1,185	2.50%, 01/30/07(e)	1,153
900	3.90%, 10/22/08 (e)	878
1,000	Jackson National Life Global Funding
	3.50%, 01/22/09 (e)	964
500	Metropolitan Life Global Funding
	2.60%, 06/19/08 (e)	473
	Monumental Global Funding II
125	3.45%, 11/30/07 (e)	123
650	6.05%, 01/19/06 (e)	653
1,000	Monumental Global Funding III
	5.20%, 01/30/07 (e)	1,006
1,085	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	1,058
2,000	Protective Life US Funding Trust
	5.88%, 08/15/06 (e)	2,020
400	Travelers Property Casualty Corp.
	6.75%, 11/15/06	407

		8,735

IT Services — 0.1%
1,200	First Data Corp.
	3.90%, 10/01/09	1,169

Machinery — 0.0% (g)
247	Caterpillar, Inc.
	9.00%, 04/15/06	252

Media — 0.2%
350	Time Warner Cos., Inc.
	8.11%, 08/15/06	360

Principal Amount	Security Description	Value

480	Lenfest Communications, Inc.
	8.38%, 11/01/05	481
945	Walt Disney Co.
	Series B, 6.75%, 03/30/06	956

		1,797

Oil, Gas & Consumable Fuels — 0.4%
282	Union Oil Co. Of California
	6.50%, 05/01/08	294
1,000	Union Texas Petroleum Holdings, Inc.
	8.50%, 04/15/07	1,059
2,680	USX Corp. Consolidated
	6.65%, 02/01/06	2,700

		4,053

Paper & Forest Products — 0.2%
690	International Paper Co.
	4.25%, 01/15/09	675
	Willamette Industries, Inc.
750	Series C, 6.45%, 06/18/09	781
1,000	Series C, 6.45%, 07/14/09	1,046

		2,502

Road & Rail — 0.1%
1,440	Burlington Nothern Santa Fe Corp.
	6.13%, 03/15/09	1,502

Supranational — 0.2%
544	International Bank for Reconstruction and Development
	Zero Coupon, 08/15/08	475
1,500	5.05%, 05/29/08	1,516

		1,991

Telecommunication Services — 0.3%
2,870	GTE Co.
	Series PA-892, 6.46%, 04/15/08	2,981

Thrifts & Mortgage Finance — 1.1%
4,365	American Savings Bank
	6.63%, 02/15/06 (e)	4,378
	Countrywide Home Loans, Inc.
1,788	Series E, 6.94%, 07/16/07	1,850
120	Series E, 7.20%, 10/30/06	123
2,889	Series K, 5.50%, 02/01/07	2,921
443	Golden State Bancorp, Inc.
	10.00%, 10/01/06	465

Principal Amount	Security Description	Value

	Washington Mutual, Inc.
1,820	4.20%, 01/15/10	1,776
300	5.63%, 01/15/07	304

		11,817

	Total Corporate Bonds
	(Cost $307,735)	304,689

U.S. Government Agency Mortgages — 3.3%
	Federal Home Loan Mortgage Corp. Conventional Pools
10	7.50%, 05/01/08	10
2,944	8.00%, 06/01/07-05/01/19	3,010
217	8.25%, 08/01/06-08/01/17	226
228	8.50%, 12/01/07-11/01/19	235
637	8.75%, 05/01/09- 05/01/11	655
51	9.00%, 09/01/09-11/01/09	53
217	ARM, 4.57%, 12/01/17	217
376	ARM, 4.78%, 01/01/27	386
468	ARM, 4.99%, 12/01/27	478
33	ARM, 5.33%, 09/01/25	34
29	ARM, 6.29%, 01/01/27	29
	Federal Home Loan Mortgage Corp. Gold Pools
59	5.50%, 09/01/06-01/01/09	60
295	6.00%, 07/01/08-01/01/19	303
349	6.25%, 07/01/09	355
1,018	6.50%, 10/01/08-05/01/21	1,052
1,727	7.00%, 03/01/07-03/01/14	1,799
2,327	7.50%, 12/01/06-07/01/18	2,442
729	8.00%, 10/01/06-01/01/12	770
451	8.50%, 01/01/06-11/01/15	459
2	9.00%, 12/01/05-01/01/06	2
	Federal National Mortgage Association Conventional Pools
2,224	4.00%, 06/01/13	2,168
214	5.00%, 12/01/13	214
2,895	5.50%, 10/01/08-08/01/34	2,913
1,567	6.00%, 01/01/09-07/01/19	1,609
5,284	6.50%, 02/01/08-03/01/26	5,460
1,045	7.00%, 11/01/07-08/01/21	1,093
1,824	7.50%, 01/01/07-06/01/16	1,892
1,390	8.00%, 10/01/06-12/01/30	1,466
782	8.50%, 04/01/06-03/01/27	824
444	9.00%, 11/01/05-02/01/31	484
133	9.50%, 12/01/09-07/01/28	146
64	10.00%, 02/01/24	71
86	ARM, 3.48%, 01/01/19	87
108	ARM, 3.89%, 07/01/27	109
65	ARM, 4.12%, 11/01/16	66
26	ARM, 4.39%, 05/01/25	27
198	ARM, 4.55%, 03/01/19	201
14	ARM, 4.60%, 10/01/25	14
63	ARM, 4.86%, 08/01/17	64
7	ARM, 4.87%, 10/01/27	7
32	ARM, 5.16%, 08/01/19	32

Principal Amount	Security Description	Value

165	ARM, 5.18%, 06/01/27	168
	Government National Mortgage Association Various Pools
188	6.00%, 04/15/14-11/20/14	194
679	6.50%, 07/15/08- 07/15/09	699
56	7.00%, 03/15/07-01/15/09	58
72	7.50%, 09/20/28	76
349	8.00%, 07/15/06-06/15/28	370
246	8.50%, 03/20/25-04/20/25	270
372	9.00%,10/15/05-10/15/26	390
1489	9.50%, 07/15/20-12/15/25	1651
130	12.00%, 11/15/19	148
411	ARM, 3.75%, 08/20/16- 09/20/22	415
31	ARM, 4.00%, 08/20/18	31
413	ARM, 4.12%, 11/20/15- 11/20/25	420
15	ARM, 4.25%, 08/20/21	16
532	ARM, 4.38%, 01/20/16-01/20/28	539
	Total U.S. Government Agency Mortgages

	(Cost $35,989)	36,967

U.S. Government Agency Securities — 28.4%
225	Federal Farm Credit Bank
	5.79%, 03/15/06	227
	Federal Home Loan Bank System
4,000	2.35%, 01/16/07	3,899
500	2.38%, 12/26/06	488
8,000	2.38%, 02/15/06	7,954
11,000	2.50%, 03/30/06	10,908
20,000	2.75%, 05/15/06	19,815
14,000	2.88%, 09/15/06	13,808
2,000	2.88%, 02/15/07	1,959
4,000	3.00%, 01/08/08	3,880
30,000	3.00%, 05/15/06	29,768
2,000	3.13%, 06/29/07	1,941
5,000	3.50%, 08/15/06	4,964
100	6.03%, 01/30/08	104
125	6.32%, 02/21/06	126
835	6.67%, 06/23/06	849
	Federal Home Loan Mortgage Corp.
6,000	2.88%, 05/15/07	5,863
4,000	3.00%, 01/22/08	3,881
1,200	3.00%, 09/18/07	1,170
1,704	4.35%, 11/21/06	1,704
20,000	5.50%, 07/15/06	20,179
750	SUB, 3.13%, 02/09/07	738
	Federal National Mortgage Association
15,000	2.00%, 03/29/06	14,833
180	2.28%, 01/16/07	175
20,000	2.38%, 02/15/07	19,472
2,992	2.50%, 05/12/06	2,960
30,000	2.50%, 06/15/06	29,631
500	2.65%, 06/30/08	477
10,000	3.00%, 06/04/08	9,633
2,860	3.00%, 06/12/08	2,731
70,000	3.13%, 07/15/06	69,360

Principal Amount	Security Description	Value

29,000	5.50%, 02/15/06	29,157
1,000	6.92%, 03/19/07	1,035
	Total U.S. Government Agency Securities

	(Cost $316,393)	313,689

U.S. Treasury Obligations — 25.5%
	U.S. Treasury Inflation Indexed Bonds
1,210	3.63%, 01/15/08	1,281
3,576	3.88%, 01/15/09	3,879
988	4.25%, 01/15/10	1,105
	U.S. Treasury Notes
29,676	2.38%, 08/31/06	29,220
10,000	2.50%, 10/31/06	9,829
20,000	2.63%, 11/15/06	19,672
5,000	2.75%, 08/15/07	4,874
10,000	3.13%, 05/15/07	9,836
30,000	3.25%, 08/15/08 (m)	29,243
5,000	3.50%, 05/31/07	4,946
23,000	3.63%, 04/30/07	22,806
53,000	4.38%, 05/15/07 (m)	53,176
22,000	5.63%, 05/15/08 (m)	22,776
5,000	6.13%, 08/15/07	5,174
22,785	6.50%, 10/15/06	23,320
7,000	6.63%, 05/15/07	7,271
19,500	6.88%, 05/15/06	19,831
13,000	7.00%, 07/15/06	13,284
	Total U.S. Treasury Obligations

	(Cost $286,383)	281,523

Foreign Government Securities — 0.5%
5,061	Government Trust Certificate (Turkey)
	Zero Coupon, 05/15/06	4,935
400	Province of Ontario (Canada)
	6.00%, 02/21/06	403
325	Province of Quebec (Canada)
	6.50%, 01/17/06	327
	Total Foreign Government Securities

	(Cost $5,685)	5,665

	Total Long Term Investments
	(Cost $1,116,906)	1,107,423

Shares
Short-Term Investment — 0.2%
Investment Company — 0.2%
2,015	JPMorgan U.S. Government Money Market Fund (b)
	Total Short Term Investments
	(Cost $2,015)	2,015

Principal Amount	Security Description	Value

Principal Amount
Investments of Cash Collateral for Securities Loaned — 17.9%
Certificates of Deposit — 3.0%
$ 9,995	Bank of New York
	3.74%, 05/02/08	9,995
5,000	Canadian Imperial Bank
	3.83%, 10/31/06	5,000
7,900	Deutsche Bank N.Y.
	4.10%, 10/03/05	7,900
10,000	Natexis Banques Populaires (France)
	4.12%, 11/23/05	10,000

		32,895

Corporate Notes — 10.1%
7,500	CC USA, Inc.
	FRN, 4.10%, 11/03/05	7,500
15,000	Greenwich Capital, Inc.
	FRN, 4.24%, 10/07/05	15,000
10,000	General Electric Capital Corp.
	FRN, 4.08%, 03/29/06	10,000
4,999	K2 (USA) LLC
	FRN, 3.99%, 10/11/05	4,999
13,000	Lehman Brothers Holdings, Inc.
	FRN, 4.09%, 01/03/06	13,000
2,000	Lehman Brothers Holdings, Inc.
	FRN, 4.02%, 10/07/05	2,000
16,000	Morgan Stanley, Inc.
	FRN, 4.12%, 10/06/05	16,000
10,000	Northern Rock plc
	FRN, 3.81%, 01/13/06	10,000
3,000	Sigma Finance, Inc.
	FRN, 4.11%, 02/27/06	3,000
10,000	U.S. Bank N.A.
	FRN, 3.67%, 07/28/06	10,000
10,000	Wells Fargo & Co.
	FRN, 4.07%, 12/16/05	10,000
10,000	World Savings Bank FSB
	FRN, 3.87%, 09/15/06	10,000

		111,499

Repurchase Agreements — 4.8%
8,000	Deutsche Bank Securities, Inc., 4.00%, dated
	09/30/05, due 10/03/05, repurchase price $8,003,
	collateralized by Investment Grade Corporate Notes
	and Bonds	8,000
45,000	Goldman Sachs & Co., 3.75%, dated 09/30/05,
	due 10/26/05, repurchase price $45,122,
	collateralized by U.S. Government Agency Mortgages	45,000
55	UBS Securities LLC, 3.90%, dated 09/30/05, due
	10/03/05, repurchase price $55, collateralized by

Principal Amount	Security Description	Value

	U.S. Government Agency Securities	$55

		53,055

	Total Investments Cash Collateral for Securities Loaned
	(Cost $197,449)	197,449

Total Investments — 118.3%
(Cost $1,316,370)		$1,306,887
Liabilities in Excess of Other Assets — (18.3)%		(201,920)

Net Assets — 100.0%		$1,104,967

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(d)	Defaulted Security.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.

HB	High Coupon Bond

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans.
The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
Aggregate gross unrealized depreciation Net unrealized appreciation/depreciation	$2,819 (12,302)

$(9,483)

Federal income tax cost of investments	$1,316,370

JPMorgan Treasury & Agency Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments —96.5%
U.S. Government Agency Securities — 29.6%
	Federal Farm Credit Bank
$800	5.75%, 01/25/08	$823
3,000	5.83%, 02/11/08	3,094
360	6.20%, 11/30/09	383
500	6.27%, 01/26/16	558
300	6.52%, 09/24/07	312
1,720	6.82%, 03/16/09	1,847
855	6.90%, 09/01/10	944
	Federal Home Loan Bank
16,000	2.45%, 03/23/07	15,567
250	5.49%, 12/22/08	258
8,000	5.61%, 02/11/09	8,275
5,000	5.75%, 05/15/12	5,315
1,265	5.93%, 04/09/08	1,310
675	6.20%, 06/02/09	712
1,000	6.50%, 11/13/09	1,074
100	7.03%, 07/14/09	109
690	7.38%, 02/12/10	768
1,555	Tennessee Valley Authority New Valley
	Generation I, 7.30%, 03/15/19	1,797

	Total U.S. Government Agency Securities
	(Cost $42,932)	43,146

U.S. Treasury Obligations — 66.9%
	U.S. Treasury Bonds
38,250	10.38%, 11/15/12 (m)	43,004
17,966	12.75%, 11/15/10	18,150

		61,154

	U.S. Treasury Notes
12,500	2.50%, 10/31/06	12,287
1,000	3.50%, 02/15/10	971
6,000	4.00%, 04/15/10	5,945
4,010	5.75%, 11/15/05	4,020
3,730	6.63%, 05/15/07	3,875
9,000	6.88%, 05/15/06	9,153

		36,251

	Total U.S. Treasury Obligations
	(Cost $101,211)	97,405
	Total Long Term Investments

	(Cost $144,143)	140,551

See Notes To Financial Statments

Principal Amount	Security Description	Value

Shares

Short-Term Investment — 1.4%
Investment Company — 1.4%
2,041	JPMorgan 100% U.S. Treasury
	Securities Money Market Fund (b)
	(Cost $2,041)	2,041

Principal Amount

Investments of Cash Collateral for Securities Loaned — 25.9%
Repurchase Agreements — 25.9%
$7,000	Banc of America Securities LLC, 3.95%,
	date 09/30/05, due 10/03/05, repurchase price
	$7,002, collateralized by U.S. Government Agency Mortgages
		7,000
6,250	HSBC Securities, Inc., 3.88%, date 09/30/05,
	due 10/03/05, repurchase price $6,252
	collateralized by U.S. Government Agency
	Securities	6,250
3,463	Lehman Brothers, Inc., 3.88%, date 09/30/05,
	due 10/03/05, repurchase price $3,464,
	collateralized by U.S. Government Agency
	Securities	3,463
7,000	Merrill Lynch Securities, 3.88%,
	date 09/30/05, due 10/03/05, repurchase price
	$7,002, collateralized by U.S. Government Agency
	Securities	7,000
7,000	Morgan Stanley, 3.96%, date 09/30/05,
	date 09/30/05, due 10/03/05, repurchase price
	$7,002, collateralized by U.S. Government Agency
	Mortgages	7,000
7,000	UBS Securities LLC, 3.90%, date 09/30/05,
	due 10/03/05, repurchase price $7,002,
	collateralized by U.S. Government Agency
	Securities	7,000

	Total Investments of Cash Collateral for
	Securities Loaned (Cost $37,713)	37,713

Total Investments — 123.8
(Cost $183,897)		180,305
Liabilities in Excess of Other Assets — (23.8)%		(34,642)

Net Assets (100%)		$145,663

Percentages indicated are based on net assets.

Abbreviations:
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
See Notes To Financial Statments

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$694
Aggregate gross unrealized depreciation	(4,286)

Net unrealized appreciation/depreciation	$(3,592)

Federal income tax cost of investments	$183,897

See Notes To Financial Statments

JPMorgan Ultra Short Term Bond Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Long-Term Investments — 91.8%
Asset Backed Securities — 20.0%
$725	ABFS Mortgage Loan Trust
	Series 1998-4, Class A2, FRN, 4.78%, 01/25/30 (m)	$726
	ACE Securities Corp.
11,710	Series 2001-HE1, Class M1, FRN, 4.80%, 11/20/31	11729
4,529	Series 2002-HE3, Class M1, FRN, 5.03%, 10/25/32	4,597
596	Advanta Mortgage Loan Trust
	Series 1999-4, Class A, FRN, 4.21%, 11/25/29	597
1,584	Aegis Asset-Backed Securities Trust
	Series 2004-1, Class A, FRN, 4.18%, 04/25/34	1,587
1,365	American Residential Home Equity Loan Trust
	Series 1998-1, Class M1, FRN, 4.51%, 05/25/29	1,368
4,714	AmeriCredit Automobile Receivables Trust
	Series 2002-D, Class A4, 3.40%, 04/13/09	4,680
	Amortizing Residential Collateral Trust
127	Series 2002-BC4, Class A, FRN, 4.12%, 07/25/32	126
10,000	Series 2002-BC6, Class M1, FRN, 4.58%, 08/25/32	10,079
10,378	Series 2002-BC9, Class M1, FRN, 4.93%, 12/25/32	10,536
	Amresco Residential Securities Mortgage Loan Trust
677	Series 1997-1, Class M1A, FRN, 4.17%, 03/25/27	677
1,663	Series 1997-2, Class M1A, FRN, 4.39%, 06/25/27	1,663
6,175	Series 1998-1, Class M1A, FRN, 4.48%, 01/25/28	6,176
3,825	Series 1998-3, Class M1A, FRN, 4.46%, 09/25/28	3,826
5,000	Asset Backed Securities Corp. Home Equity
	Series 2003-HE7, Class M2, FRN, 5.52%, 12/15/33	5,124
320	Bank One Heloc Trust
	Series 1999-1, Class A, FRN, 4.06%, 07/20/20	321
	Bayview Financial Acquisition Trust
533	Series 1998-A, Class A, FRN, 4.18%, 02/25/38 (e)	534
1,782	Series 2002-CA, Class M1, FRN, 4.58%, 05/25/32 (e)	1,783
1,919	Series 2003-BA, Class A1, FRN, 4.31%, 04/25/33 (e)	1,921
7,655	Series 2003-F, Class A, FRN, 4.34%, 09/28/43	7,681
	Bear Stearns Asset Backed Securities, Inc.
8,014	Series 2003-SD1, Class A, FRN, 4.28%, 12/25/33	8,038
9,290	Series 2005-1, Class A, FRN, 4.18%, 03/25/35	9,294
	Capital One Master Trust
2,000	Series 2001-1, Class C, FRN, 4.94%, 12/15/10 (e)	2,034
5,000	Series 2002-4A, Class C, FRN, 5.32%, 03/15/10 (e)	5,079
465	Cendant Mortgage Corp.
	Series 2001-A, Class A2, FRN, 4.33%, 01/25/32 (e)	466
	Centex Home Equity
3,000	Series 2002-A, Class MV1, FRN, 4.68%, 01/25/32	3,009
124	Series 2002-B, Class AV, FRN, 4.09%, 04/25/32	124
	Chase Credit Card Master Trust
250	Series 2000-3, Class B, FRN, 4.12%, 01/15/08	250
5,000	Series 2003-1, Class C, FRN, 4.87%, 04/15/08	5,012
1,376	Chase Funding Loan Acquisition Trust
	Series 2001-AD1, Class 2M1, FRN, 4.68%, 11/25/30	1,381
8,000	Citibank Credit Card Issuance Trust

Principal Amount	Security Description	Value

	Series 2002-C1, Class C1, FRN, 4.74%, 02/09/09	8,080
880	Conseco Finance
	Series 2001-B, Class 1M1, 7.27%, 04/15/09	893
	Countrywide Asset-Backed Certificates
841	Series 2002-1, Class A, FRN, 4.11%, 08/25/32	841
5,000	Series 2002-3, Class M1, FRN, 4.58%, 03/25/32	5,014
1,009	Series 2002-BC1, Class A, FRN, 4.16%, 04/25/32	1,010
1,430	Series 2002-BC2, Class A, FRN, 4.10%, 04/25/32	1,430
2,387	Series 2003-BC2, Class 2A1, FRN, 4.13%, 06/25/33	2,392
10,000	Series 2003-BC5, Class M1, FRN, 4.53%, 09/25/33	10,062
	Countrywide Home Equity Loan Trust
2,476	Series 2001-A, Class A, FRN, 4.01%, 04/15/27	2,477
17,381	Series 2004-A, Class A, FRN, 3.99%, 04/15/30	17,392
10,000	Series 2005-E, Class 2A, FRN, 3.89%, 09/15/35	9,995
	Credit-Based Asset Servicing and Securitization
604	Series 2003-CB4, Class AV1, FRN, 4.20%, 04/25/33	606
8,631	Series 2004-CB2, Class AV3, FRN, 4.14%, 09/25/33	8,630
3,000	Series 2004-CB2, Class M1, FRN, 4.35%, 07/25/33	3,000
	Crown CLO
5,000	Series 2002-1A, Class A2, FRN, 4.19%, 01/22/13 (e)	5,005
5,000	Series 2002-1A, Class C, FRN, 5.64%, 01/22/13 (e)	5,031
	First Franklin Mortgage Loan Asset Backed Certificates
2,264	Series 2002-FF1, Class M1, FRN, 4.53%, 04/25/32	2,271
20,000	Series 2002-FF4, Class M1, FRN, 4.88%, 02/25/33	20,120
	Fleet Commercial Loan Master LLC
5,000	Series 2000-1A, Class B2, FRN, 4.37%, 11/16/07 (e)	5,000
4,500	Series 2002-1A, Class A2, FRN, 4.14%, 11/16/09 (e)	4,515
1,900	Series 2002-1A, Class C1, FRN, 5.89%, 11/16/09 (e)	1,900
5,000	Series 2003-1A, Class A2, FRN, 4.14%, 11/16/10 (e)	5,020
	GMAC Mortgage Corp. Loan Trust
353	Series 2002-GH1, Class A, FRN, 4.13%, 08/25/33	353
8,000	Series 2002-HE3, Class A3, FRN, 4.11%, 09/25/32	8,031
7,447	Greenpoint Mortgage Funding Trust
	Series 2005-HE3, Class A, FRN, 3.95%, 09/15/30	7,446
231	Home Equity Mortgage Trust
	Series 2004-1, Class A1, FRN, 4.19%, 06/25/34	231
8,109	Household Automotive Trust
	Series 2002-2, Class A4, FRN, 4.09%, 07/17/09	8,120
3,000	Household Private Label Credit Card Master Note Trust I
	Series 2002-3, Class B, FRN, 5.02%, 09/15/09	3,003
3,681	Irwin Home Equity
	Series 2004-1, Class 1A1, FRN, 4.15%, 12/25/24	3,684
733	Lehman Home Equity Loan Trust
	Series 1998-1, Class A1, 7.00%, 05/25/28	731
1,505	Long Beach Mortgage Loan Trust
	Series 2003-3, Class A, FRN, 4.15%, 07/25/33	1,506
	MBNA Credit Card Master Note Trust
5,000	Series 2001-B1, Class B1, FRN, 4.14%, 10/15/08 (m)	5,005
3,500	Series 2001-C1, Class C1, FRN, 4.82%, 10/15/08	3,516
5,000	Series 2003-C2, Class C2, FRN, 5.37%, 06/15/10	5,145

Principal Amount	Security Description	Value

7,500	MBNA Master Credit Card Trust USA
	Series 2000-K, Class C, FRN, 4.57%, 03/17/08 (e)	7,500
	Morgan Stanley ABS Capital I
749	Series 2003-NC6, Class A2, FRN, 4.19%, 06/25/33	750
6,000	Series 2003-NC6, Class M1, FRN, 4.63%, 06/25/33	6,061
2,500	National City Credit Card Master Trust
	Series 2002-1, Class B, FRN, 4.27%, 01/15/09	2,512
5,637	Nellie Mae, Inc.
	Series 1996-1, Class CTFS, FRN, 4.39%, 12/15/18	5,625
6,563	New Century Home Equity Loan Trust
	Series 2003-5, Class AII, FRN, 4.23%, 11/25/33	6,575
7,000	Nomura Home Equity Loan, Inc.
	Series 2005-FM1, Class 2A3, 4.21%, 05/25/35	7,000
4,484	Option One Mortgage Loan Trust
	Series 2002-4, Class M1, FRN, 4.43%, 07/25/32	4,499
21	PNC Student Loan Trust I
	Series 1997-2, Class A7, 6.73%, 01/25/07	21
3,500	Providian Gateway Master Trust
	Series 2002-B, Class A, FRN, 4.47%, 06/15/09 (e)	3,505
	Residential Asset Mortgage Products, Inc.
5,241	Series 2003-RS2, Class AII, FRN, 4.17%, 03/25/33	5,254
10,000	Series 2004-RS1, Class MII1, FRN, 4.51%, 01/25/34	10,002
6,069	Residential Asset Securities Corp.
	Series 2003-KS10, Class AIIB, FRN, 4.14%, 12/25/33	6,079
	Residential Funding Mortgage Securities II
7,156	Series 2001-HI2, Class AI7, SUB, 6.94%, 04/25/26	7,233
5,000	Series 2001-HI4, Class A7, SUB, 6.74%, 10/25/26	5,109
2,611	Series 2003-HS1, Class AII, FRN, 4.12%, 12/25/32	2,614
104	Saxon Asset Securities Trust
	Series 2000-1, Class MV2, FRN, 4.65%, 02/25/30	105
10,000	Sears Credit Account Master Trust
	Series 2001-3, Class A, FRN, 4.02%, 09/15/10	10,004
	SLM Student Loan Trust
5,000	Series 1997-3, Class CTFS, FRN, 4.35%, 10/25/12 (m)	5,004
1,000	Series 1998-1, Class CTFS, FRN, 4.49%, 04/25/14	1,021
994	Structured Asset Investment Loan Trust
	Series 2003-BC2, Class A3, FRN, 4.18%, 04/25/33	995
349	Structured Asset Securities Corp.
	Series 2002-HF1, Class A, FRN, 4.12%, 01/25/33	350
2,406	Wachovia Asset Securitization, Inc.
	Series 2002-HE1, Class A, FRN, 4.20%, 09/27/32	2,409
3,600	WFS Financial Owner Trust
	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	3,603

	Total Asset Backed Securities
	(Cost $380,456)	381,703

Collateralized Mortgage Obligations — 52.8%
Agency CMO — 20.3%
480	American Housing Trust
	Series VII, Class 1D, 9.25%, 11/25/20	481

Principal Amount	Security Description	Value

	Federal Home Loan Mortgage Corp.
166	Series 1071, Class F, FRN, 4.76%, 04/15/21	166
2	Series 1106, Class E, 7.50%, 07/15/06	2
158	Series 1343, Class LA, 8.00%, 08/15/22	162
153	Series 1370, Class JA, FRN, 4.96%, 09/15/22	154
132	Series 1379, Class W, FRN, 3.94%, 10/15/22	132
424	Series 1449, Class HA, 7.50%, 12/15/07	424
21	Series 1506, Class PH, 6.75%, 04/15/08	21
22	Series 1508, Class KA, FRN, 3.36%, 05/15/23	22
337	Series 1575, Class F, FRN, 4.81%, 08/15/08	339
201	Series 1600, Class FB, FRN, 3.54%, 10/15/08	200
871	Series 1604, Class MB, IF, 10.46%, 11/15/08	900
140	Series 1607, Class SA, IF, 14.92%, 10/15/13	161
1,044	Series 1625, Class SC, IF, 10.74%, 12/15/08	1,115
687	Series 1628, Class LC, 6.50%, 05/15/09	687
3,557	Series 1650, Class K, 6.50%, 01/15/24	3,735
2,078	Series 1689, Class M, PO, 03/15/24	1,814
906	Series 1771, Class PK, 8.00%, 02/15/25	950
1,665	Series 1974, Class ZA, 7.00%, 07/15/27	1,728
292	Series 1981, Class Z, 6.00%, 05/15/27	297
60	Series 2006, Class I, IO, 8.00%, 10/15/12	8
1,148	Series 2033, Class PR, PO, 03/15/24	1,007
1,316	Series 2057, Class PE, 6.75%, 05/15/28	1,354
68	Series 2193, Class PS, IF, IO, 8.00%, 12/15/25	3
336	Series 2261, Class ZY, 7.50%, 10/15/30	344
165	Series 2289, Class NA, VAR, 11.99%, 05/15/20	186
656	Series 2338, Class FN, FRN, 4.27%, 08/15/28	658
1,182	Series 2345, Class PQ, 6.50%, 08/15/16	1,222
330	Series 2366, Class VG, 6.00%, 06/15/11	335
1,440	Series 2391, Class QT, 5.50%, 05/15/15	1,446
1,134	Series 2416, Class SA, IF, 8.34%, 02/15/32	1,183
711	Series 2416, Class SH, IF, 8.42%, 02/17/32	744
319	Series 2477, Class FZ, FRN, 4.32%, 06/15/31	322
4,982	Series 2485, Class CB, 4.00%, 08/15/07	4,945
174	Series 2496, Class BA, 5.00%, 11/15/15	174
1,307	Series 2517, Class FE, FRN, 4.27%, 10/15/09	1,313
30,775	Series 2594, Class OF, FRN, 4.22%, 06/15/32 (m)	30,528
13,800	Series 2628, Class IP, IO, 4.50%, 10/15/16	2,116
13,373	Series 2649, Class FK, FRN, 4.32%, 07/15/33	13,026
9,755	Series 2666, Class OI, IO, 5.50%, 12/15/18	1,039
19,437	Series 2750, Class FG, FRN, 4.17%, 02/15/34	19,528
2,370	Series 2773, Class TB, 4.00%, 04/15/19	2,177
5,154	Series 2927, Class GA, 5.50%, 10/15/34	5,225
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,979
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
389	Series T-51, Class 1A, PO, 09/25/42	329
7,390	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	7,581
2,893	Series T-54, Class 2A, 6.50%, 02/25/43	2,972

Principal Amount	Security Description	Value

6,305	Series T-54, Class 4A, FRN, 4.63%, 02/25/43	6,594
4,781	Federal Home Loan Mortgage Corp.-Government National Mortgage Association
	Series 1, Class S, IF, IO, 5.09%, 10/25/22	140
	Federal National Mortgage Association
178	Series 1988-15, Class B, FRN, 4.39%, 06/25/18	180
18	Series 1989-77, Class J, 8.75%, 11/25/19	19
5	Series 1989-89, Class H, 9.00%, 11/25/19	5
392	Series 1990-64, Class Z, 10.00%, 06/25/20	431
1,076	Series 1990-145, Class A, FRN, 3.72%, 12/25/20 (m)	1,071
465	Series 1991-142, Class PL, 8.00%, 10/25/21	490
439	Series 1991-150, Class G, 8.00%, 11/25/06	445
644	Series 1991-156, Class F, FRN, 5.14%, 11/25/21	653
2	Series 1992-91, Class SQ, IF, HB, 5666.40%, 05/25/22	179
1,507	Series 1992-112, Class GB, 7.00%, 07/25/22	1,567
20	Series 1992-154, Class SA, IF, IO, 5.40%, 08/25/22	2
1,000	Series 1992-179, Class FB, FRN, 5.34%, 10/25/07	1,011
193	Series 1992-187, Class FA, FRN, 3.56%, 10/25/07	192
322	Series 1992-190, Class F, FRN, 5.14%, 11/25/07	324
648	Series 1993-27, Class S, IF, 3.98%, 02/25/23	634
63	Series 1993-93, Class FC, FRN, 3.61%, 05/25/08	62
1,284	Series 1993-110, Class H, 6.50%, 05/25/23	1,320
163	Series 1993-119, Class H, 6.50%, 07/25/23	168
1,279	Series 1993-146, Class E, PO, 05/25/23	1,112
534	Series 1993-165, Class FH, FRN, 4.99%, 09/25/23	547
651	Series 1993-186, Class F, FRN, 3.56%, 09/25/08	646
159	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	164
136	Series 1993-225, Class VO, IF, 9.54%, 12/25/22	139
2,827	Series 1994-30, Class JA, 5.00%, 07/25/23	2,829
3,286	Series 1994-62, Class PH, 6.90%, 11/25/23	3,340
26	Series 1994-89, Class FA, FRN, 4.29%, 03/25/09	26
3,360	Series 1997-46, Class PT, 7.00%, 07/18/12	3,470
350	Series 1997-74, Class E, 7.50%, 10/20/27	369
6,386	Series 2001-9, Class F, FRN, 4.04%, 02/17/31	6,402
2,120	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	408
1,616	Series 2002-16, Class VD, 6.50%, 06/25/18	1,619
1,115	Series 2002-18, Class PC, 5.50%, 04/25/17	1,140
6,922	Series 2002-27, Class FW, FRN, 4.33%, 05/25/09	6,950
10,540	Series 2002-77, Class FY, FRN, 4.23%, 12/25/17	10,618
1,187	Series 2002-79, PO, 04/25/09	1,065
6,731	Series 2002-92, Class FB, FRN, 4.48%, 04/25/30	6,799
16,326	Series 2003-17, Class FN, FRN, 4.13%, 03/25/18	16,399
8,760	Series 2003-19, Class VA, 5.50%, 09/25/10	8,875
24,448	Series 2003-34, Class BS, IF, IO, 3.82%, 05/25/22	2,012
5,000	Series 2003-35, Class MD, 5.00%, 11/25/16	4,999
6,340	Series 2003-60, Class SA, IF, IO, 3.82%, 07/25/21	497
12,018	Series 2003-60, Class SB, IF, IO, 3.82%, 07/25/21	942
8,750	Series 2003-70, Class BE, 3.50%, 12/25/25	8,374
3,290	Series 2003-72, Class JF, FRN, 4.23%, 08/25/33	3,188
1,757	Series 2003-74, Class BN, 4.50%, 04/25/09	1,754

Principal Amount	Security Description	Value

25,786	Series 2003-87, Class HF, FRN, 4.23%, 03/25/16 (m)	25,872
8,446	Series 2004-17, Class BF, FRN, 4.18%, 01/25/34	8,444
12,374	Series 2004-33, Class FW, FRN, 4.23%, 08/25/25	12,422
13,507	Series 2004-54, Class FL, FRN, 4.23%, 07/25/34	13,579
475	Series G92-44, Class ZQ, 8.00%, 07/25/22	508
6,177	Series G94-9, Class PJ, 6.50%, 08/17/24	6,403
	Federal National Mortgage Association Grantor Trust
3,273	Series 2001-T8, Class A1, 7.50%, 07/25/41	3,441
7,494	Series 2002-T6, Class A4, FRN, 4.66%, 03/25/41	7,524
4,514	Series 2004-T1, Class 1A2, 6.50%, 01/25/44	4,649
	Federal National Mortgage Association STRIPS
10,656	Series 343, Class 23, 4.00%, 10/01/18	1,650
17,456	Series 343, Class 27, 4.50%, 09/01/18	2,890
	Federal National Mortgage Association Whole Loan
1,713	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,804
12,907	Series 2003-W4, Class 5A, FRN, 4.91%, 10/25/42	13,125
11,154	Series 2003-W15, Class 3A, FRN, 4.59%, 12/25/42	11,345
4,076	Series 2004-W2, Class 1A3F, FRN, 4.18%, 02/25/44	4,063
6,088	Series 2004-W2, Class 4A, FRN, 4.78%, 02/25/44	6,238
8,001	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	8,177
	Government National Mortgage Association
4,049	Series 1999-27, Class ZA, 7.50%, 04/17/29	4,213
133	Series 2000-35, Class F, FRN, 4.32%, 12/16/25	134
2,632	Series 2002-31, Class FC, FRN, 4.08%, 09/26/21	2,637
20,192	Series 2003-21, Class PI, IO, 5.50%, 06/20/32	2,652
9,068	Series 2003-105, Class A, 4.50%, 11/16/27	8,985
7,994	Series 2004-11, Class PC, 3.00%, 02/20/34	7,763

		386,922

Non-Agency — 32.5%
2,500	Banc of America Large Loan
	Series 2004-BBA4, Class D, FRN, 2.53%, 06/15/18 (e)	2,508
	Banc of America Mortgage Securities
310	Series 2003-5, Class 2A8, FRN, 4.28%, 07/25/18	312
10,165	Series 2005-A, Class 3A1, FRN, 5.06%, 02/25/35	10,063
	Bayview Commercial Asset Trust
16,169	Series 2004-1, Class A, FRN, 4.19%, 04/25/34 (e)	16,184
3,754	Series 2004-3, Class A2, FRN, 4.25%, 01/25/35 (e)	3,760
9,912	Series 2005-2A, Class A2, FRN, 4.18%, 08/25/35 (e)	9,912
1,982	Series 2005-2A, Class M1, FRN, 4.26%, 08/25/35 (e)	1,982
5,000	Bear Stearns Adjustable Rate Mortgage Trust
	Series B2004-4, Class A5, VAR, 3.51%, 06/25/34	4,805
	Bear Stearns Alt-A Trust
8,427	Series 2002-2, Class M1, FRN, 4.53%, 01/25/33	8,441
7,416	Series 2002-2, Class M2, FRN, 4.83%, 01/25/33	7,428
3,697	Bear Stearns Asset Backed Securities, Inc.
	Series 2004-AC6, Class M1, FRN, 4.50%, 11/25/34	3,710
3,000	Bear Stearns Commercial Mortgage Securities
	Series 2004-BA5A, Class E, FRN, 4.21%, 09/15/19 (e)	3,003
	BHN II Mortgage Trust
28	7.54%, 05/31/17 (d) (i)	1

Principal Amount	Security Description	Value

224	FRN, 0.00%, 03/25/11 (d) (i)	6
9,540	Cendant Mortgage Corp.
	Series 2003-8, Class 1A2, 5.25%, 10/25/33	9,512
4,012	Chase Mortgage Finance Corp.
	Series 2003-S7, Class A4, FRN, 4.23%, 08/25/18	4,008
45	Chemical Mortgage Acceptance Corp.
	Series 1988-2, Class A, VAR, 7.41%, 05/25/18	46
494	Citicorp Mortgage Securities, Inc.
	Series 1988-17, Class A1, VAR, 4.15%, 11/25/18	493
155	Collateralized Mortgage Obligation Trust
	Series 50, Class B, PO, 10/01/18	134
10,194	Countrywide Alternative Loan Trust
	Series 2004-33, Class 3A3, VAR, 4.87%, 12/25/34	10,073
	Countrywide Home Loan Mortgage Pass Through Trust
7,232	Series 2003-21, Class A1, FRN, 4.11%, 05/25/33	7,121
26,918	Series 2003-R4, Class 1A2F, FRN, 4.38%, 03/25/24 (e)	26,947
11,898	Series 2004-HYB8, Class 1A1, FRN, 4.15%, 01/20/35	11,906
4,452	Series 2005-1, Class 1A2, FRN, 2.90%, 03/25/35	4,455
16,627	Series 2005-1, Class 2A1, FRN, 4.12%, 03/25/35	16,614
	CS First Boston Mortgage Securities Corp.
5,165	Series 2001-CK1, Class A2, 6.25%, 12/16/35	5,306
459	Series 2002-AR2, Class 1B2, VAR, 6.04%, 02/25/32	458
5,726	Series 2003-AR22, Class 2A3, VAR, 4.11%, 09/25/33	5,699
8,720	Series 2003-AR24, Class 2A4, VAR, 4.06%, 10/25/33	8,708
4,850	Series 2004-5, Class 1A8, 6.00%, 09/25/34	4,868
3,637	Series 2005-4, Class 3A16, 5.50%, 06/25/35	3,670
1,024	FFCA Secured Lending Corp.
	Series 1999-1A, Class B2, FRN, 4.79%, 09/18/25 (e)	985
3,261	First Horizon Alternative Mortgage Securities
	Series 2005-AA7, Class 1A2, FRN, 5.45%, 09/25/35	3,279
6,970	First Horizon Asset Securities, Inc.
	Series 2004-AR7, Class 2A1,FRN, 4.94%, 02/25/35	6,944
	First Republic Mortgage Loan Trust
695	Series 2000-FRB1, Class B1, FRN, 4.33%, 06/25/30	696
4,446	Series 2000-FRB2, Class A1, FRN, 4.02%, 10/15/30	4,415
6,095	GSR Mortgage Loan Trust
	Series 2003-3F, Class 3A2, FRN, 4.23%, 04/25/33	6,101
	Impac CMB Trust
1,792	Series 2002-8, Class A, FRN, 4.29%, 03/25/33	1,793
965	Series 2003-3, Class M1, FRN, 4.68%, 01/25/33	965
4,380	Series 2003-12, Class M1, FRN, 4.48%, 12/25/33	4,383
2,256	Series 2004-1, Class A1, FRN, 4.16%, 03/25/34	2,264
1,128	Series 2004-1, Class A2, FRN, 4.28%, 03/25/34	1,132
9,384	Series 2004-3, Class 3A, FRN, 4.15%, 03/25/34	9,383
2,933	Series 2004-3, Class M2, FRN, 4.35%, 06/25/34	2,938
6,262	Series 2004-6, Class 1A2, FRN, 4.22%, 10/25/34	6,272
13,993	Series 2005-5, Class A1, FRN, 4.15%, 07/25/35	13,999
8,218	Lehman Brothers Floating Rate Commercial Mortgage Trust
	Series 2003-LLFA, Class E, FRN, 4.65%, 12/14/14 (e)	8,247

Principal Amount	Security Description	Value

	MASTR Adjustable Rate Mortgages Trust
7,062	Series 2003-3, Class 3A3, VAR, 4.78%, 09/25/33	7,008
17,279	Series 2003-5, Class 5A1, VAR, 4.26%, 10/25/33	16,852
1,011	Series 2004-2, Class 3A1, FRN, 4.22%, 03/25/34	1,011
6,150	Series 2004-7, Class 6A1, FRN, 4.27%, 08/25/34	6,167
6,464	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	6,328
	MASTR Asset Securitization Trust
16,739	Series 2003-12, Class 2A1, 4.50%, 12/25/13	16,529
4,324	Series 2004-6, Class 4A1, 5.00%, 07/25/19	4,278
4,853	MASTR Seasoned Securities Trust
	Series 2003-1, Class 3A2, FRN, 4.23%, 02/25/33	4,858
	Mellon Residential Funding Corp.
6,037	Series 2001-TBC1, Class B1, FRN, 4.65%, 11/15/31	6,141
1,068	Series 2002-TBC1, Class B1, FRN, 4.77%, 09/15/30	1,074
534	Series 2002-TBC1, Class B2, FRN, 5.17%, 09/15/30	537
3,500	Series 2002-TBC2, Class B1, FRN, 4.62%, 08/15/32	3,517
1,069	Merrill Lynch Trust
	Series 47, Class Z, 8.99%, 10/20/20	1,098
	MLCC Mortgage Investors, Inc.
4,815	Series 2004-1, Class 2A3, VAR, 4.75%, 12/25/34	4,754
17,918	Series 2004-D, Class A1, FRN, 4.16%, 08/25/34	17,929
5,000	Morgan Stanley Capital I
	Series 2003-T11, Class A2, 4.34%, 06/13/41	4,914
	Morgan Stanley Dean Witter Capital I
4,775	Series 2003-HYB1, Class A4, FRN, 4.20%, 03/25/33	4,757
3,307	Series 2003-HYB1, Class B1, FRN, 4.25%, 03/25/33	3,297
	Morgan Stanley Mortgage Loan Trust
3,530	Series 2004-5AR, Class 3A3, VAR, 4.50%, 07/25/34	3,457
6,000	Series 2004-5AR, Class 3A5, VAR, 4.50%, 07/25/34	5,909
15,287	Series 2004-11AR, Class 1A2A, FRN, 4.14%, 01/25/35	15,297
720	Nationslink Funding Corp.
	Series 1999-SL, Class A1V, FRN, 4.08%, 11/10/30	722
	Nomura Asset Acceptance Corp.
14,901	Series 2003-A3, Class A, IO, VAR, 5.15%, 03/25/06	230
2,079	Series 2003-A3, Class A1, SUB, 5.00%, 08/25/33	2,036
6,900	Series 2004-AP1, Class A, IO, VAR, 5.00%, 03/25/34	111
2,101	Series 2004-AR1, Class 5A1, FRN, 4.21%, 08/25/34	2,102
11,959	Series 2004-R1, Class A1, 6.50%, 03/25/34 (e)	12,270
7,829	Series 2004-R3, Class AF, FRN, 4.28%, 02/25/35 (e)	7,836
3,989	Series 2005-AR1, Class 2A1, FRN, 4.11%, 03/25/35	3,989
	Residential Accredit Loans, Inc.
48	Series 2002-QS14, Class A8, FRN, 4.38%, 09/25/32	48
7,396	Series 2004-QS3, Class CB, 5.00%, 03/25/19	7,322
4,033	Series 2004-QS6, Class A1, 5.00%, 05/25/19	4,003
4,500	Residential Funding Mortgage Securities I
	Series 2005-SA2, Class 2A2, VAR, 4.98%, 06/25/35	4,475

Principal Amount	Security Description	Value

35	Salomon Brothers Mortgage Securities VII
	Series 2000-UP1, Class A2, 8.00%, 08/25/27	36
155	Securitized Asset Sales, Inc.
	Series 1993-7, Class TA3, 6.25%, 12/25/23	155
	Sequoia Mortgage Trust
1,793	Series 11, Class A, FRN, 4.25%, 12/20/32	1,801
2,585	Series 12, Class A, FRN, 4.25%, 01/20/33	2,594
4,472	Series 2003-3, Class A2, FRN, 4.37%, 07/20/33	4,468
	Structured Asset Mortgage Investments, Inc.
9,924	Series 2002-AR2, Class A3, FRN, 4.29%, 07/19/32	9,984
2,704	Series 2004-AR1, Class 1A1, FRN, 4.14%, 03/19/34	2,694
	Structured Asset Securities Corp.
14	Series 2001-8A, Class 1A1, 8.00%, 05/25/31	14
7,007	Series 2003-8, Class 2A9, FRN, 4.33%, 04/25/33	7,005
6,134	Series 2003-40A, Class 4A, VAR, 5.41%, 01/25/34	6,139
2,187	Series 2004-4XS, Class A, IO, VAR, 5.00%, 01/25/06	27
8,625	Thornburg Mortgage Securities Trust
	Series 2004-2, Class A4, FRN, 4.17%, 06/25/44	8,617
	Washington Mutual, Inc.
4,072	Series 2002-AR15, Class A5, VAR, 4.38%, 12/25/32	4,030
4,973	Series 2003-AR3, Class A5, VAR, 3.93%, 04/25/33	4,879
5,328	Series 2003-S12, Class 2A, 4.75%, 11/25/18	5,225
14,696	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	14,265
6,855	Series 2004-AR11, Class A, VAR, 4.60%, 10/25/34	6,754
11,375	Series 2004-AR14, Class A1, VAR, 4.27%, 01/25/35	11,177
	Wells Fargo Mortgage Backed Securities Trust
5,278	Series 2003-F, Class A1, FRN, 4.89%, 06/25/33	5,232
10,118	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	9,801
25,900	Series 2003-K, Class 2A2, FRN, 4.52%, 11/25/33	25,446
7,086	Series 2004-2, Class A1, 5.00%, 01/25/19	7,011
9,030	Series 2004-7, Class 2A2, 5.00%, 07/25/19	8,959
3,006	Series 2004-8, Class A1, 5.00%, 08/25/19	2,962
8,704	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	8,508
3,784	Series 2004-H, Class A2, FRN, 4.53%, 06/25/34	3,635
10,000	Series 2004-S, Class A4, FRN, 3.54%, 09/25/34	9,820
288	Westpac Securitisation Trust (Australia)
	Series 1999-1G, Class A, FRN, 4.01%, 05/19/30	288

		618,311

	Total Collateralized Mortgage Obligations
	(Cost $1,012,763)	1,005,233

Corporate Bonds — 1.8%
Airlines — 0.3%
4,160	American Airlines, Inc.
	Series 2002-1, FRN, 4.58%, 03/23/09	4,173
694	Delta Air Lines, Inc.
	4.40%, 01/25/08 (d)	694
495	United AirLines, Inc.
	Series 2000-1, 7.78%, 07/01/15 (d)	472

		5,339

Principal Amount	Security Description	Value

Capital Markets — 0.6%
6,355	Lehman Brothers Holdings, Inc.
	Series 1, FRN, 4.33%, 02/17/15	6,241
5,000	Merrill Lynch & Co., Inc.
	VAR, 6.25%, 10/01/14	4,926
1,150	Morgan Stanley
	5.80%, 04/01/07	1,169

		12,336

Commercial Banks — 0.5%
3,000	Banponce Corp.
	6.75%, 12/15/05	3,013
	Popular North America, Inc.
4,000	4.25%, 04/01/08	3,948
1,250	Series E, 6.13%, 10/15/06	1,263
1,195	UnionBanCal Corp.
	5.75%, 12/01/06	1,207

		9,431

Consumer Finance — 0.4%
1,000	HSBC Finance Corp.
	7.88%, 03/01/07	1,044
350	SLM Corp.
	FRN, 4.65%, 01/31/14	348
5,335	Standard Credit Card Master Trust
	Series A, 7.25%, 04/07/08 (m)	5,413

		6,805

Electric Utilities — 0.0% (g)
400	DTE Energy Co.
	7.05%, 06/01/11	436
400	Exelon Generation Co., LLC
	6.95%, 06/15/11	436

		872

Insurance — 0.0% (g)
400	MGIC Investment Corp.
	6.00%, 03/15/07	407

	Total Corporate Bonds
	(Cost $35,355)	35,190

U.S. Government Agency Mortgages — 16.9%
	Federal Home Loan Mortgage Corp. Conventional Pools
27	ARM, 3.47%, 12/01/21	27
135	ARM, 3.63%, 03/01/18	136
214	ARM, 3.74%, 08/01/18	214
70	ARM, 3.76%, 07/01/30	70
59	ARM, 3.93%, 02/01/19	59
201	ARM, 3.98%, 01/01/21	202
67	ARM, 4.12%, 06/01/18	67
1,095	ARM, 4.25%, 12/01/26	1,127
187	ARM, 4.27%, 11/01/18	190
12	ARM, 4.35%, 01/01/20	12
2,621	ARM, 4.46%, 06/01/30	2,657

Principal Amount	Security Description	Value

535	ARM, 4.49%, 10/01/29	548
518	ARM, 4.53%, 02/01/23	529
230	ARM, 4.54%, 08/01/19	233
639	ARM, 4.66%, 07/01/19	651
195	ARM, 4.73%, 06/01/22	199
1028	ARM, 4.78%, 05/01/18-01/01/27 (m)	1051
389	ARM, 4.95%, 04/01/30	399
503	ARM, 4.81%, 01/01/30	511
993	ARM, 4.91%, 12/01/26	1,016
6,718	ARM, 4.94%, 04/01/32	6,880
97	ARM, 4.97%, 12/01/29	99
1,237	ARM, 4.99%, 12/01/27 (m)	1,263
508	ARM, 5.01%, 07/01/28	521
2,758	ARM, 5.03%, 01/01/23	2,825
2,103	ARM, 5.03%, 07/01/30 (m)	2,158
240	ARM, 5.07%, 04/01/24	245
2,791	ARM, 5.08%, 01/01/23 (m)	2,852
765	ARM, 5.15%, 08/01/27	786
1	ARM, 5.16%, 02/01/19	1
227	ARM, 5.43%, 06/01/25-11/01/27	232
30	ARM, 5.65%, 11/01/28	31
	Federal Home Loan Mortgage Corp. Gold Pools
8,229	5.00%, 09/01/12	8,237
8,714	5.50%, 09/01/12-10/01/12	8,860
2310	6.00%, 11/01/08- 04/01/17(m)	2366
10,299	6.50%, 09/01/10-04/01/32 (m)	10,627
1388	7.00%, 04/01/09-08/01/11 (m)	1436
482	7.50%, 08/01/09-05/01/28	502
1,021	8.00%, 12/01/09-06/01/17	1,081
218	8.50%, 07/01/28	238
119	9.00%, 02/01/25	131
	Federal National Mortgage Association Pools
62,700	4.50%, 01/01/13-03/01/19	61,908
24,062	5.00%, 11/01/12-11/01/13	24,157
55,936	5.50%, 01/01/12-11/01/34	56,176
4	5.75%, 09/01/06	4
18,718	6.00%, 07/01/09-08/01/34 (m)	19,165
936	6.50%, 09/01/08-08/01/16	964
518	6.50%, 11/01/31 (m)	534
8,268	7.00%, 01/01/08-03/01/27 (m)	8,643
240	7.25%, 09/01/22	254
841	7.50%, 08/01/10-10/01/30	881
1,729	8.00%, 02/01/16-11/01/27	1,847
527	8.50%, 11/01/14-10/01/24	562
242	9.00%, 08/01/21-08/01/25	263
115	12.00%, 11/01/30	132
107	ARM, 3.25%, 09/01/17	108
23	ARM, 3.35%, 07/01/27	23
101	ARM, 3.51%, 06/01/20	103
153	ARM, 3.57%, 06/01/29	153

Principal Amount	Security Description	Value

116	ARM, 3.60%, 10/01/16	117
80	ARM, 3.62%, 06/01/17	80
262	ARM, 3.73%, 09/01/14	263
408	ARM, 3.76%, 04/01/19-03/01/33	411
1,052	ARM, 3.88%, 09/01/26-08/01/31	1,057
218	ARM, 3.89%, 08/01/19	219
40	ARM, 3.92%, 07/01/17-11/01/17	40
123	ARM, 3.93%, 07/01/19	123
113	ARM, 3.95%, 11/01/16	114
600	ARM, 3.99%, 11/01/18	602
324	ARM, 4.01%, 07/01/17	327
237	ARM, 4.03%, 03/01/18	239
2,099	ARM, 4.09%, 08/01/18-09/01/19	2,094
40	ARM, 4.10%, 11/01/29	41
521	ARM, 4.12%, 06/01/15-01/01/29	526
631	ARM, 4.13%, 08/01/19	633
1,516	ARM, 4.23%, 11/01/18	1,541
15,145	ARM, 4.24%, 04/01/33	15,062
29	ARM, 4.25%, 03/01/17	29
332	ARM, 4.29%, 10/01/14	332
219	ARM, 4.30%, 03/01/23-04/01/24	223
44	ARM, 4.34%, 12/01/26	46
319	ARM, 4.38%, 04/01/21	323
363	ARM, 4.43%, 12/01/20-07/01/25	368
85	ARM, 4.55%, 01/01/28	86
65	ARM, 4.64%, 06/01/18	67
88	ARM, 4.71%, 11/01/21	90
465	ARM, 4.74%, 07/01/27	471
7,245	ARM, 4.77%, 01/01/25-05/01/35	7,413
513	ARM, 4.80%, 01/01/31 (m)	523
795	ARM, 4.81%, 12/01/28	809
19	ARM, 4.83%, 02/01/31	20
287	ARM, 4.84%, 05/01/18	293
9,771	ARM, 4.88%, 06/01/09-05/01/33	10,098
549	ARM, 4.90%, 11/01/30	568
809	ARM, 4.91%, 07/01/20 (m)	819
95	ARM, 4.94%, 05/01/29	97
373	ARM, 4.97%, 11/01/23-11/01/28	383
1,115	ARM, 5.00%, 03/01/15	1,122
1,855	ARM, 5.01%, 05/01/09-02/01/34	1,836
180	ARM, 5.04%, 04/01/30	185
544	ARM, 5.08%, 03/01/29	561
283	ARM, 5.15%, 06/01/26	290
163	ARM, 5.17%, 05/01/20	166
282	ARM, 5.23%, 04/01/19	278
234	ARM, 5.32%, 03/01/38	239
48	ARM, 5.33%, 01/01/16	47
303	ARM, 5.47%, 07/01/30	309
89	ARM, 5.54%, 07/01/30	91
1,558	ARM, 5.56%, 08/01/26	1,602

Principal Amount	Security Description	Value

4,144	ARM, 5.72%, 08/01/15 (m)	4,191
73	ARM, 5.91%, 05/01/31	75
313	ARM, 6.00%, 01/01/20	316
661	ARM, 6.18%, 05/01/31	656
61	ARM, 7.77%, 05/01/30	62
	Government National Mortgage Association Various Pools
280	7.00%, 06/15/24	296
376	7.25%, 08/20/22-03/20/23	397
481	7.40%, 10/20/21-03/20/22	510
77	7.50%, 10/20/23	82
270	7.85%, 12/20/20-12/20/21	286
455	8.00%, 07/20/25-10/15/27	486
123	9.00%, 11/15/24	134
1,093	9.50%, 07/15/25	1,209
6,476	ARM, 3.75%, 07/20/17-09/20/27	6,559
33	ARM, 4.00%, 08/20/19	33
4,835	ARM, 4.12%, 10/20/16-12/20/27	4,917
630	ARM, 4.25%, 08/20/18-03/20/28	640
10,582	ARM, 4.38%, 01/20/16-05/20/28	10,670
296	ARM, 4.50%, 02/20/18-04/20/32	299
170	ARM, 4.62%, 01/20/16-03/20/18	171
16	ARM, 5.00%, 07/20/15	16

	Total U.S. Government Agency Mortgages
	(Cost $324,719)	322,424

U.S. Government Agency Security — 0.3%
5,000	Federal National Mortgage Association
	FRN, 3.67%, 02/17/09	4,981

	(Cost $5,000)
	Total Long Term Investments
	(Cost $1,758,293)	1,749,531

Shares

Short-Term Investment — 7.6%
Investment Company — 7.6%
144,539	JPMorgan Liquid Assets Money Market Fund (b)
	3.65%, 12/31/49	144,539

	(Cost $144,539)
Total Investments — 99.4%
	(Cost $1,902,832)	$1,894,070
Other Assets in Excess of Liabilities — 0.6%		11,231

Net Assets — 100.0%		$1,905,301

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.
HB	High Coupon Bonds (a.k.a. ‘IOettes’) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.
VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,421
Aggregate gross unrealized depreciation	(16,183)
Net unrealized appreciation/depreciation	$(8,762)

Federal income tax cost of investments	$1,902,832

JPMorgan Intrepid Mid Cap Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Long-Term Investments — 97.7%
Common Stocks — 97.7%
Aerospace & Defense — 2.0%
77	L-3 Communications Holdings, Inc.	$6,120
74	Lockheed Martin Corp.	4,535
132	Precision Castparts Corp.	6,991

		17,646

Auto Components — 0.6%
361	Goodyear Tire & Rubber Co. (The) (a)	5,633

Biotechnology — 0.6%
72	Invitrogen Corp. (a)	5,403

Building Products — 0.7%
89	USG Corp. (a)	6,085

Capital Markets — 2.5%
126	A.G. Edwards, Inc.	5,518
74	Affiliated Managers Group, Inc. (a)	5,352
130	American Capital Strategies Ltd.	4,766
398	E*Trade Financial Corp. (a)	7,005

		22,641

Chemicals — 1.1%
100	Eastman Chemical Co.	4,673
96	FMC Corp. (a)	5,515

		10,188

Commercial Banks — 0.6%
245	Colonial BancGroup, Inc. (The)	5,481

Commercial Services & Supplies — 2.3%
130	Equifax, Inc.	4,547
258	H&R Block, Inc.	6,187
136	R.R. Donnelley & Sons Co.	5,042
136	West Corp. (a)	5,070

		20,846

Communications Equipment — 0.7%
158	Harris Corp.	6,623

Computers & Peripherals — 1.6%
96	Apple Computer, Inc. (a)	5,141
114	NCR Corp. (a)	3,647
411	Western Digital Corp. (a)	5,308

		14,096

Construction Materials — 0.5%
40	Eagle Materials, Inc.	4,879

Consumer Finance — 1.3%
233	AmeriCredit Corp. (a)	5,567
348	Providian Financial Corp. (a)	6,150

		11,717

Diversified Financial Services — 2.5%
130	CB Richard Ellis Services, Inc., Class A (a)	6,396
156	CIT Group, Inc.	7,062
184	Principal Financial Group	8,702

		22,160

Shares	Security Description	Value

Diversified Telecommunication Services — 1.3%
272	AT&T Corp.	5,391
188	CenturyTel, Inc.	6,587
		11,978

Electric Utilities — 2.8%
419	CenterPoint Energy, Inc.	6,231
100	Exelon Corp.	5,349
91	PPL Corp.	2,936
46	TXU Corp.	5,161
89	WPS Resources Corp.	5,130

		24,807

Electronic Equipment & Instruments — 1.9%
117	Amphenol Corp., Class A	4,706
198	Arrow Electronics, Inc. (a)	6,216
241	Avnet, Inc. (a)	5,883

		16,805

Energy Equipment & Services — 0.7%
187	Patterson-UTI Energy, Inc.	6,747

Food & Staples Retailing — 0.7%
200	Suervalu, Inc.	6,232

Food Products — 1.5%
349	Archer-Daniels-Midland Co.	8,604
142	Pilgrim's Pride Corp., Class B	5,180

		13,784

Gas Utilities — 0.8%
48	AGL Resources, Inc.	1,770
210	UGI Corp.	5,923

		7,693

Health Care Providers & Services — 7.6%
63	Aetna, Inc.	5,433
78	Cigna Corp.	9,164
84	Coventry Health Care, Inc. (a)	7,244
84	HCA, Inc.	4,012
137	Humana, Inc. (a)	6,569
127	LifePoint Hospitals, Inc. (a)	5,554
77	Lincare Holdings, Inc. (a)	3,157
115	Omnicare, Inc.	6,449
78	Sierra Health Services, Inc. (a)	5,358
95	UnitedHealth Group, Inc.	5,342
69	WellChoice, Inc. (a)	5,220
69	WellPoint, Inc. (a)	5,197

		68,699

Hotels, Restaurants & Leisure — 2.6%
193	Darden Restaurants, Inc.	5,873
183	GTECH Holdings Corp.	5,873
148	MGM Mirage (a)	6,465
168	Penn National Gaming, Inc. (a)	5,218

		23,429

Shares	Security Description	Value

Household Durables — 5.6%
77	Black & Decker Corp.	6,354
163	D.R. Horton, Inc.	5,912
78	KB Home	5,697
112	Lennar Corp., Class A	6,675
36	Meritage Homes Corp. (a)	2,748
8	NVR, Inc. (a)	6,637
79	Ryland Group, Inc.	5,371
134	Standard-Pacific Corp.	5,571
122	Toll Brothers, Inc. (a)	5,441

		50,406

Household Products — 0.7%
108	Energizer Holdings, Inc. (a)	6,151

Industrial Conglomerates — 0.7%
85	Teleflex, Inc.	5,980

Insurance — 4.4%
103	AmerUs Group Co.	5,921
169	Assurant, Inc.	6,437
135	First American Corp.	6,156
214	HCC Insurance Holdings, Inc.	6,097
55	Loews Corp.	5,110
47	Philadelphia Consolidated Holding Co. (a)	3,965
162	W.R. Berkley Corp.	6,408

		40,094

Internet Software & Services — 1.3%
501	EarthLink, Inc. (a)	5,364
213	McAfee, Inc. (a)	6,697

		12,061

IT Services — 0.7%
129	Computer Sciences Corp. (a)	6,108

Machinery — 2.6%
72	Cummins, Inc.	6,341
98	Joy Global, Inc.	4,950
140	Oshkosh Truck Corp.	6,051
115	Terex Corp. (a)	5,702

		23,044

Media — 1.9%
138	John Wiley & Sons, Inc., Class A	5,777
89	R.H. Donnelley Corp. (a)	5,643
230	Telewest Global, Inc. (a)	5,287

		16,707

Metals & Mining — 1.8%
129	Nucor Corp.	7,604
63	Phelps Dodge Corp.	8,231

		15,835

Multi-Utilities — 4.7%
428	AES Corp. (The) (a)	7,036
386	CMS Energy Corp. (a)	6,342
132	Constellation Energy Group, Inc.	8,119
139	Energen Corp.	6,002

Shares	Security Description	Value

184	Oneok, Inc.	6,256
174	Sempra Energy	8,193

		41,948

Multiline Retail — 1.9%
135	Federated Department Stores, Inc.	9,009
108	Nordstrom, Inc.	3,700
33	Sears Holdings Corp. (a)	4,056

		16,765

Oil, Gas & Consumable Fuels — 8.7%
58	Amerada Hess Corp.	7,906
63	Burlington Resources, Inc.	5,144
112	Forest Oil Corp. (a)	5,856
122	Frontier Oil Corp.	5,402
80	Kerr-McGee Corp.	7,766
72	Marathon Oil Corp.	4,982
137	Newfield Exploration Co. (a)	6,746
99	Noble Energy, Inc.	4,624
60	Occidental Petroleum Corp.	5,109
97	Overseas Shipholding Group, Inc.	5,641
96	Sunoco, Inc.	7,513
93	Tesoro Corp.	6,221
45	Valero Energy Corp.	5,048

		77,958

Pharmaceuticals — 2.6%
122	Barr Pharmaceuticals, Inc. (a)	6,678
202	Endo Pharmaceuticals Holdings, Inc. (a)	5,390
405	King Pharmaceuticals, Inc. (a)	6,224
76	Kos Pharmaceuticals, Inc. (a)	5,060

		23,352

Real Estate — 5.4%
135	AMB Property Corp., REIT	6,079
134	CBL & Associates Properties, Inc., REIT	5,487
161	General Growth Properties, Inc., REIT	7,252
87	Macerich Co. (The), REIT	5,645
66	Simon Property Group, Inc., REIT	4,883
245	Trizec Properties, Inc., REIT	5,640
184	Ventas, Inc., REIT	5,909
88	Vornado Realty Trust, REIT	7,609

		48,504

Road & Rail — 2.8%
89	Burlington Northern Santa Fe Corp.	5,297
153	CSX Corp.	7,126
219	Norfolk Southern Corp.	8,863
103	Yellow Roadway Corp. (a)	4,283

		25,569

Semiconductors & Semiconductor Equipment — 4.5%
319	Freescale Semiconductor, Inc., Class B (a)	7,511
205	Lam Research Corp. (a)	6,247
650	LSI Logic Corp. (a)	6,400
268	MEMC Electronic Materials, Inc. (a)	6,108

Shares	Security Description	Value

299	National Semiconductor Corp.	7,874
197	Nvidia Corp. (a)	6,756

		40,896

Software — 2.6%
310	BMC Software, Inc. (a)	6,550
642	Compuware Corp. (a)	6,097
718	Parametric Technology Corp. (a)	5,007
244	Sybase, Inc. (a)	5,724

		23,378

Specialty Retail — 3.4%
96	Abercrombie & Fitch Co.	4,776
249	American Eagle Outfitters, Inc.	5,861
49	AutoZone, Inc. (a)	4,054
140	Barnes & Noble, Inc.	5,264
148	Michaels Stores, Inc.	4,891
125	Sherwin-Williams Co. (The)	5,501

		30,347

Textiles, Apparel & Luxury Goods — 0.6%
97	V.F. Corp.	5,636

Thrifts & Mortgage Finance — 3.2%
87	Downey Financial Corp.	5,317
83	Golden West Financial Corp.	4,941
87	MGIC Investment Corp.	5,558
156	PMI Group, Inc. (The)	6,220
121	Radian Group, Inc.	6,446

		28,482

Tobacco — 0.7%
150	Loews Corp. - Carolina Group	5,952

	Total Long-Term Investments
	(Cost $748,561)	878,745

Short-Term Investment — 1.4%
Investment Company — 1.4%
12,917	JPMorgan Liquid Assets Money Market Fund (b) (m)
	(Cost $12,917)	12,917

Principal
Amount	Security Description	Value

Investments of Cash Collateral for Securities Loaned — 17.2%
Certificates of Deposit — 0.6%
$2,500	Deutsche Bank N.Y. 4.10%, 10/03/05	2,500
1,173	Natexis Banques Populaires 4.12%, 10/03/05	1,173
1,955	World Savings Bank FSB 3.87%, 12/15/05	1,955

		5,628

Corporate Notes — 2.7%
2,500	CC USA, Inc. 4.10%, 10/03/05	2,500
782	Citigroup Global Markets Holdings, Inc. 3.94%, 12/12/05	782
1,173	General Electric Co. 3.70%, 10/24/05	1,173
2,737	Greenwich Capital Holdings, Inc. 4.25%, 10/11/05	2,737
1,173	HBOS Treasury Services plc 3.71%, 10/03/05	1,173
1,250	K2 (USA) LLC 3.99%, 10/03/05	1,250
782	Lehman Brothers Holdings 4.02%, 10/03/05	782
1,564	Lehman Brothers Holdings 4.14%, 10/03/05	1,564
587	MBIA Global Funding LLC 3.93%, 10/26/05	587
5,500	Morgan Stanley 4.12%, 10/03/05	5,500
782	Sigma Finance, Inc. 4.10%, 10/03/05	782
5,000	Wachovia Bank N.A. 3.80%, 10/03/05	5,000

		23,830

Repurchase Agreements — 13.9%
30,000	Banc of America Securities LLC, 3.77%, dated 09/30/05, due
	11/01/05, repurchase price $30,101, collateralized by U.S.
	Government Agency Securities	30,000
25,000	HSBC Securities, Inc., 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $25,008, collateralized by U.S.
	Government Agency Securities	25,000
25,000	Lehman Brothers, Inc., 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $25,008, collateralized by U.S.
	Government Agency Securities of	25,000
5,000	Lehman Brothers, Inc., 4.06%, dated 09/30/05, due
	10/03/05, repurchase price $5,002, collateralized by
	common stocks	5,000
14,760	Merrill Lynch Securities, 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $14,765, collateralized by U.S.
	Government Agency Securities	14,760
25,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05,
	repurchase price $25,008, collateralized by U.S.
	Government Agency Mortgages	25,000

		124,760

	Total Investments of Cash Collateral for Securities on Loan
	(Cost $154,218)	154,218

Total Investments — 116.3%
(Cost $915,696)		$1,045,880
Liabilities in Excess of Other Assets — (16.3)%		(146,286)

Net Assets — 100.0%		$899,594

Percentages indicated are based on net assets.
Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
REIT Real Estate Investment Trust
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,664
Aggregate gross unrealized depreciation	(9,480)

Net unrealized appreciation/depreciation	$130,184

Federal income tax cost of investments	$915,696

JPMorgan Equity Index Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Long-Term Investments — 99.7%
Common Stocks — 99.7%
Aerospace & Defense — 2.2%
138	Boeing Co.	$9,386
34	General Dynamics Corp.	4,045
20	Goodrich Corp.	907
144	Honeywell International, Inc.	5,398
20	L-3 Communications Holdings, Inc.	1,580
61	Lockheed Martin Corp.	3,739
60	Northrop Grumman Corp.	3,267
76	Raytheon Co.	2,888
30	Rockwell Collins, Inc.	1,437
172	United Technologies Corp.	8,942

		41,589

Air Freight & Logistics — 0.9%
51	FedEx Corp.	4,441
11	Ryder System, Inc.	370
186	United Parcel Service, Inc., Class B	12,885

		17,696

Airlines — 0.1%
117	Southwest Airlines Co.	1,732

Auto Components — 0.2%
10	Cooper Tire & Rubber Co.	157
25	Dana Corp.	238
95	Delphi Corp.	261
30	Goodyear Tire & Rubber Co. (The) (a)	462
32	Johnson Controls, Inc.	2,011
22	Visteon Corp.	212

		3,341

Automobiles — 0.4%
312	Ford Motor Co.	3,076
95	General Motors Corp.	2,914
46	Harley-Davidson, Inc.	2,237

		8,227

Beverages — 2.2%
131	Anheuser-Busch Cos., Inc.	5,628
14	Brown-Forman Corp., Class B	832
350	Coca-Cola Co. (The)	15,095
51	Coca-Cola Enterprises, Inc.	989
33	Constellation Brands, Inc., Class A (a)	858
10	Molson Coors Brewing Co., Class B	616
23	Pepsi Bottling Group, Inc.	667
281	PepsiCo, Inc.	15,940

		40,625

Biotechnology — 1.5%
208	Amgen, Inc. (a)	16,546
33	Applera Corp.- Applied Biosystems Group	764
57	Biogen Idec, Inc. (a)	2,249
18	Chiron Corp. (a)	800
43	Genzyme Corp. (a)	3,095

Shares	Security Description	Value

77	Gilead Sciences, Inc. (a)	3,742
41	MedImmune, Inc. (a)	1,395

		28,591

Building Products — 0.2%
31	American Standard Cos., Inc.	1,437
72	Masco Corp.	2,223

		3,660

Capital Markets — 2.9%
131	Bank of New York Co., Inc. (The)	3,854
19	Bear Stearns Cos., Inc. (The)	2,078
175	Charles Schwab Corp. (The)	2,524
62	E*Trade Financial Corp. (a)	1,098
14	Federated Investors, Inc., Class B	474
25	Franklin Resources, Inc.	2,098
78	Goldman Sachs Group, Inc.	9,516
38	Janus Capital Group, Inc.	542
46	Lehman Brothers Holdings, Inc.	5,336
70	Mellon Financial Corp.	2,250
156	Merrill Lynch & Co., Inc.	9,566
183	Morgan Stanley	9,862
31	Northern Trust Corp.	1,579
56	State Street Corp.	2,725
22	T. Rowe Price Group, Inc.	1,426

		54,928

Chemicals — 1.5%
37	Air Products & Chemicals, Inc.	2,058
12	Ashland, Inc.	690
162	Dow Chemical Co. (The)	6,766
14	Eastman Chemical Co.	644
31	Ecolab, Inc.	990
167	El Du Pont de Nemours & Co.	6,559
20	Engelhard Corp.	564
19	Hercules, Inc. (a)	232
14	International Flavors & Fragrances, Inc.	490
45	Monsanto Co.	2,837
29	PPG Industries, Inc.	1,693
54	Praxair, Inc.	2,608
24	Rohm & Haas Co.	1,006
11	Sigma-Aldrich Corp.	728

		27,865

Commercial Banks — 5.4%
59	AmSouth Bancorp	1,490
676	Bank of America Corp.	28,473
92	BB&T Corp.	3,599
28	Comerica, Inc.	1,658
21	Compass Bancshares, Inc.	959
94	Fifth Third Bancorp	3,438
21	First Horizon National Corp.	766
39	Huntington Bancshares, Inc.	873
69	Keycorp	2,222
14	M&T Bank Corp.	1,438
35	Marshall & Ilsley Corp.	1,517
96	National City Corp.	3,201

Shares	Security Description	Value

81	North Fork Bancorp, Inc.	2,053
49	PNC Financial Services Group, Inc.	2,840
78	Regions Financial Corp.	2,412
61	SunTrust Banks, Inc.	4,238
52	Synovus Financial Corp.	1,455
308	U.S. Bancorp	8,639
266	Wachovia Corp.	12,636
284	Wells Fargo & Co.	16,642
15	Zions Bancorp	1,080

		101,629

Commercial Services & Supplies — 0.9%
37	Allied Waste Industries, Inc. (a)	310
25	Apollo Group, Inc., Class A (a)	1,634
19	Avery Dennison Corp.	974
176	Cendant Corp.	3,635
23	Cintas Corp.	954
22	Equifax, Inc.	766
55	H&R Block, Inc.	1,311
21	Monster Worldwide, Inc. (a)	630
39	Pitney Bowes, Inc.	1,608
36	R.R. Donnelley & Sons Co.	1,340
29	Robert Half International, Inc.	1,014
95	Waste Management, Inc.	2,707

		16,883

Communications Equipment — 2.8%
20	ADC Telecommunications, Inc. (a) (m)	448
27	Andrew Corp. (a)	305
71	Avaya, Inc. (a)	735
97	CIENA Corp. (a)	257
1,076	Cisco Systems, Inc. (a)	19,288
34	Comverse Technology, Inc. (a)	890
248	Corning, Inc. (a)	4,790
277	JDS Uniphase Corp. (a)	616
748	Lucent Technologies, Inc. (a)	2,432
416	Motorola, Inc.	9,181
274	QUALCOMM, Inc.	12,281
26	Scientific-Atlanta, Inc.	967
75	Tellabs, Inc. (a)	792

		52,982

Computers & Peripherals — 3.7%
140	Apple Computer, Inc. (a)	7,488
404	Dell, Inc. (a)	13,802
406	EMC Corp. (a)	5,251
44	Gateway, Inc. (a)	120
482	Hewlett-Packard Co.	14,082
269	International Business Machines Corp.	21,548
20	Lexmark International, Inc., Class A (a)	1,220
31	NCR Corp. (a)	998
62	Network Appliance, Inc. (a)	1,470
15	QLogic Corp. (a)	522

Shares	Security Description	Value

574	Sun Microsystems, Inc. (a)	2,250

		68,751

Construction & Engineering — 0.1%
15	Fluor Corp.	940

Construction Materials — 0.1%
17	Vulcan Materials Co.	1,278

Consumer Finance — 1.4%
209	American Express Co.	11,998
49	Capital One Financial Corp.	3,864
212	MBNA Corp.	5,217
50	Providian Financial Corp. (a)	877
70	SLM Corp.	3,770

		25,726

Containers & Packaging — 0.2%
18	Ball Corp.	675
18	Bemis Co.	444
25	Pactiv Corp. (a)	442
14	Sealed Air Corp. (a)	662
19	Temple-Inland, Inc.	777

		3,000

Distributors — 0.1%
29	Genuine Parts Co.	1,257

Diversified Financial Services — 3.5%
34	CIT Group, Inc.	1,534
870	Citigroup, Inc.	39,615
591	JPMorgan Chase & Co. (q)	20,063
43	Moody's Corp.	2,173
47	Principal Financial Group	2,230

		65,615

Diversified Telecommunication Services — 3.1%
64	Alltel Corp.	4,184
135	AT&T Corp.	2,673
308	BellSouth Corp.	8,112
22	CenturyTel, Inc.	765
58	Citizens Communications Co.	783
257	Qwest Communications International, Inc. (a)	1,052
556	SBC Communications, Inc.	13,331
494	Sprint Corp.	11,740
465	Verizon Communications, Inc.	15,216

		57,856

Electric Utilities — 2.5%
27	Allegheny Energy, Inc. (a)	842
34	Ameren Corp.	1,835
66	American Electric Power Co., Inc.	2,627
52	CenterPoint Energy, Inc.	775
33	Cinergy Corp.	1,487
41	Consolidated Edison, Inc.	1,997
30	DTE Energy Co.	1,373
55	Edison International	2,593
35	Entergy Corp.	2,597

Shares	Security Description	Value

113	Exelon Corp.	6,032
56	FirstEnergy Corp.	2,894
66	FPL Group, Inc.	3,157
63	PG&E Corp.	2,465
17	Pinnacle West Capital Corp.	733
64	PPL Corp.	2,065
42	Progress Energy, Inc.	1,892
126	Southern Co. (The)	4,495
35	TECO Energy, Inc.	630
40	TXU Corp.	4,561
68	Xcel Energy, Inc.	1,329

		46,379

Electrical Equipment — 0.5%
29	American Power Conversion Corp.	745
16	Cooper Industries Ltd. (Bermuda), Class A	1,078
70	Emerson Electric Co.	4,993
31	Rockwell Automation, Inc.	1,617

		8,433

Electronic Equipment & Instruments — 0.3%
83	Agilent Technologies, Inc. (a)	2,724
29	Jabil Circuit, Inc. (a)	895
24	Molex, Inc.	651
88	Sanmina-SCI Corp. (a)	380
164	Solectron Corp. (a)	640
45	Symbol Technologies, Inc.	435
14	Tektronix, Inc.	359

		6,084

Energy Equipment & Services — 1.6%
57	Baker Hughes, Inc.	3,422
54	BJ Services Co.	1,953
86	Halliburton Co.	5,863
27	Nabors Industries Ltd. (Bermuda) (a)	1,904
29	National Oilwell Varco, Inc. (a)	1,920
23	Noble Corp. (Cayman Islands)	1,575
18	Rowan Cos., Inc.	651
99	Schlumberger Ltd. (Netherlands)	8,356
55	Transocean, Inc. (a)	3,393
23	Weatherford International Ltd. (a)	1,600

		30,637

Food & Staples Retailing — 2.3%
62	Albertson's, Inc.	1,590
81	Costco Wholesale Corp.	3,476
137	CVS Corp.	3,969
122	Kroger Co. (The) (a)	2,509
76	Safeway, Inc.	1,933
23	SUPERVALU, Inc.	712
107	Sysco Corp.	3,343
420	Wal-Mart Stores, Inc.	18,423
172	Walgreen Co.	7,478

		43,433

Shares	Security Description	Value

Food Products — 1.1%
110	Archer-Daniels-Midland Co.	2,700
31	Campbell Soup Co.	926
87	ConAgra Foods, Inc.	2,158
62	General Mills, Inc.	2,970
31	Hershey Foods Corp.	1,740
57	HJ Heinz Co.	2,096
43	Kellogg Co.	1,989
23	McCormick & Co., Inc.	735
132	Sara Lee Corp.	2,503
42	Tyson Foods, Inc., Class A	764
30	Wm. Wrigley Jr. Co.	2,175

		20,756

Gas Utilities — 0.2%
29	KeySpan Corp.	1,079
7	Nicor, Inc.	312
46	NiSource, Inc.	1,112
6	Peoples Energy Corp.	253

		2,756

Health Care Equipment & Supplies — 2.1%
9	Bausch & Lomb, Inc.	730
105	Baxter International, Inc.	4,178
42	Becton, Dickinson & Co.	2,206
42	Biomet, Inc.	1,458
99	Boston Scientific Corp. (a)	2,323
18	C.R. Bard, Inc.	1,170
21	Fisher Scientific International, Inc. (a)	1,273
56	Guidant Corp.	3,827
27	Hospira, Inc. (a)	1,103
204	Medtronic, Inc.	10,931
9	Millipore Corp. (a)	546
22	PerkinElmer, Inc.	447
61	St. Jude Medical, Inc. (a)	2,872
49	Stryker Corp.	2,417
27	Thermo Electron Corp. (a)	841
19	Waters Corp. (a)	805
42	Zimmer Holdings, Inc. (a)	2,868

		39,995

Health Care Providers & Services — 3.0%
49	Aetna, Inc.	4,204
17	AmerisourceBergen Corp.	1,351
72	Cardinal Health, Inc.	4,558
76	Caremark Rx, Inc. (a)	3,782
22	Cigna Corp.	2,551
18	Coventry Health Care, Inc. (a)	1,555
25	Express Scripts, Inc. (a)	1,556
76	HCA, Inc.	3,646
42	Health Management Associates, Inc., Class A	976
27	Humana, Inc. (a)	1,309
38	IMS Health, Inc.	957

Shares	Security Description	Value

23	Laboratory Corp. of America Holdings (a)	1,108
13	Manor Care, Inc.	511
52	McKesson Corp.	2,463
51	Medco Health Solutions, Inc. (a)	2,809
28	Quest Diagnostics, Inc.	1,416
79	Tenet Healthcare Corp. (a)	886
213	UnitedHealth Group, Inc.	11,949
103	WellPoint, Inc. (a)	7,831

		55,418

Hotels, Restaurants & Leisure — 1.4%
73	Carnival Corp.	3,631
23	Darden Restaurants, Inc.	687
31	Harrah’s Entertainment, Inc.	2,015
55	Hilton Hotels Corp.	1,231
57	International Game Technology	1,550
29	Marriott International, Inc., Class A	1,815
210	McDonald’s Corp.	7,047
65	Starbucks Corp. (a)	3,240
37	Starwood Hotels & Resorts Worldwide, Inc.	2,095
19	Wendy’s International, Inc.	878
48	Yum! Brands, Inc.	2,326

		26,515

Household Durables — 0.7%
14	Black & Decker Corp.	1,112
22	Centex Corp.	1,395
46	D.R. Horton, Inc.	1,660
25	Fortune Brands, Inc.	1,998
13	KB Home	956
32	Leggett & Platt, Inc.	641
13	Maytag Corp.	245
46	Newell Rubbermaid, Inc.	1,050
36	Pulte Homes, Inc.	1,550
10	Snap-On, Inc.	352
12	Stanley Works (The)	570
11	Whirlpool Corp.	852

		12,381

Household Products — 1.9%
26	Clorox Co.	1,418
87	Colgate-Palmolive Co.	4,616
80	Kimberly-Clark Corp.	4,773
430	Procter & Gamble Co.	25,554

		36,361

Industrial Conglomerates — 4.3%
129	3M Co.	9,447
1,784	General Electric Co.	60,081
23	Textron, Inc.	1,615
341	Tyco International Ltd. (Bermuda)	9,488

		80,631

Shares	Security Description	Value

Insurance — 4.5%
49	ACE Ltd. (Cayman Islands)	2,285
84	Aflac, Inc.	3,826
111	Allstate Corp. (The)	6,112
18	AMBAC Financial Group, Inc.	1,297
437	American International Group, Inc.	27,065
54	AON Corp.	1,720
33	Chubb Corp.	2,990
29	Cincinnati Financial Corp.	1,232
50	Hartford Financial Services Group, Inc.	3,890
23	Jefferson-Pilot Corp.	1,161
29	Lincoln National Corp.	1,510
23	Loews Corp.	2,109
90	Marsh & McLennan Cos., Inc.	2,738
23	MBIA, Inc.	1,368
127	Metlife, Inc.	6,345
33	Progressive Corp. (The)	3,478
86	Prudential Financial, Inc.	5,834
21	Safeco Corp.	1,124
114	St. Paul Travelers Cos., Inc. (The)	5,102
18	Torchmark Corp.	928
50	UnumProvident Corp.	1,028
24	XL Capital Ltd. (Cayman Islands), Class A	1,608

		84,750

Internet & Catalog Retail — 0.4%
187	eBay, Inc. (a)	7,699

Internet Software & Services — 0.4%
211	Yahoo!, Inc. (a)	7,143

IT Services — 1.0%
21	Affiliated Computer Services, Inc., Class A (a)	1,154
98	Automatic Data Processing, Inc.	4,203
31	Computer Sciences Corp. (a)	1,472
24	Convergys Corp. (a)	339
87	Electronic Data Systems Corp.	1,960
130	First Data Corp.	5,195
32	Fiserv, Inc. (a)	1,452
56	Paychex, Inc.	2,079
22	Sabre Holdings Corp., Class A	448
57	Unisys Corp. (a)	381

		18,683

Leisure Equipment & Products — 0.2%
16	Brunswick Corp.	618
48	Eastman Kodak Co.	1,176
30	Hasbro, Inc.	592
68	Mattel, Inc.	1,134

		3,520

Shares	Security Description	Value

Machinery — 1.4%
114	Caterpillar, Inc.	6,692
8	Cummins, Inc.	688
40	Danaher Corp.	2,153
41	Deere & Co.	2,485
34	Dover Corp.	1,390
25	Eaton Corp.	1,577
35	Illinois Tool Works, Inc.	2,893
57	Ingersoll-Rand Co., Ltd. (Bermuda), Class A	2,171
16	ITT Industries, Inc.	1,773
10	Navistar International Corp. (a)	337
29	PACCAR, Inc.	1,959
21	Pall Corp.	576
20	Parker-Hannifin Corp.	1,296

		25,990

Media — 3.5%
91	Clear Channel Communications, Inc.	3,004
370	Comcast Corp., Class A (a)	10,860
10	Dow Jones & Co., Inc.	378
41	Gannett Co., Inc.	2,827
71	Interpublic Group of Cos., Inc. (a)	829
12	Knight Ridder, Inc.	685
63	McGraw-Hill Cos., Inc. (The)	3,023
7	Meredith Corp.	352
24	New York Times Co., Class A	727
412	News Corp., Class A	6,428
31	Omnicom Group, Inc.	2,564
790	Time Warner, Inc.	14,310
45	Tribune Co.	1,513
39	Univision Communications, Inc., Class A (a)	1,028
267	Viacom, Inc., Class B	8,809
338	Walt Disney Co.	8,165

		65,502

Metals & Mining — 0.7%
147	Alcoa, Inc.	3,586
14	Allegheny Technologies, Inc.	439
30	Freeport-McMoRan Copper & Gold, Inc., Class B	1,451
75	Newmont Mining Corp.	3,543
26	Nucor Corp.	1,551
16	Phelps Dodge Corp.	2,120
19	United States Steel Corp.	814

		13,504

Multi-Utilities — 1.0%
110	AES Corp. (The) (a)	1,806
96	Calpine Corp. (a)	248
37	CMS Energy Corp. (a)	607
30	Constellation Energy Group, Inc.	1,845
57	Dominion Resources, Inc.	4,941
156	Duke Energy Corp.	4,549
48	Dynegy, Inc., Class A (a)	227
40	Public Service Enterprise Group, Inc.	2,590

Shares	Security Description	Value

43	Sempra Energy	2,029

		18,842

Multiline Retail — 1.1%
19	Big Lots, Inc. (a)	211
11	Dillards, Inc., Class A	226
54	Dollar General Corp.	991
28	Family Dollar Stores, Inc.	552
45	Federated Department Stores, Inc.	2,984
42	J.C. Penney Co., Inc.	1,999
58	Kohl’s Corp. (a)	2,911
37	Nordstrom, Inc.	1,279
17	Sears Holdings Corp. (a)	2,141
149	Target Corp.	7,733

		21,027

Office Electronics — 0.1%
162	Xerox Corp. (a)	2,205

Oil, Gas & Consumable Fuels — 8.6%
13	Amerada Hess Corp.	1,849
40	Anadarko Petroleum Corp.	3,809
55	Apache Corp.	4,164
64	Burlington Resources, Inc.	5,216
379	Chevron Corp.	24,537
234	ConocoPhillips	16,380
76	Devon Energy Corp.	5,236
111	El Paso Corp.	1,543
40	EOG Resources, Inc.	3,027
1,061	Exxon Mobil Corp.	67,436
19	Kerr-McGee Corp.	1,886
16	Kinder Morgan, Inc.	1,546
62	Marathon Oil Corp.	4,247
28	Murphy Oil Corp.	1,378
67	Occidental Petroleum Corp.	5,749
23	Sunoco, Inc.	1,798
51	Valero Energy Corp.	5,816
96	Williams Cos., Inc.	2,413
61	XTO Energy, Inc.	2,756

		160,786

Paper & Forest Products — 0.4%
44	Georgia-Pacific Corp.	1,492
83	International Paper Co.	2,460
19	Louisiana-Pacific Corp.	517
31	MeadWestvaco Corp.	855
41	Weyerhaeuser Co.	2,835

		8,159

Personal Products — 0.6%
13	Alberto-Culver Co.	568
79	Avon Products, Inc.	2,139
151	Gillette Co. (The)	8,809

		11,516

Shares	Security Description	Value

Pharmaceuticals — 6.6%
262	Abbott Laboratories	11,094
22	Allergan, Inc.	2,017
329	Bristol-Myers Squibb Co.	7,921
191	Eli Lilly & Co.	10,214
57	Forest Laboratories, Inc. (a)	2,230
501	Johnson & Johnson	31,686
41	King Pharmaceuticals, Inc. (a)	626
370	Merck & Co., Inc.	10,056
37	Mylan Laboratories, Inc.	709
1,241	Pfizer, Inc.	30,979
249	Schering-Plough Corp.	5,231
18	Watson Pharmaceuticals, Inc. (a)	642
226	Wyeth	10,446

		123,851

Real Estate — 0.8%
16	Apartment Investment & Management Co. (REIT)	623
36	Archstone-Smith Trust (REIT)	1,421
69	Equity Office Properties Trust (REIT)	2,261
48	Equity Residential (REIT)	1,830
31	Plum Creek Timber Co., Inc. (REIT)	1,174
42	Prologis (REIT)	1,842
14	Public Storage, Inc. (REIT)	932
31	Simon Property Group, Inc. (REIT)	2,284
20	Vornado Realty Trust (REIT)	1,719

		14,086

Road & Rail — 0.6%
63	Burlington Northern Santa Fe Corp.	3,759
37	CSX Corp.	1,697
68	Norfolk Southern Corp.	2,762
44	Union Pacific Corp.	3,184

		11,402

Semiconductors & Semiconductor Equipment — 3.3%
67	Advanced Micro Devices, Inc. (a)	1,690
63	Altera Corp. (a)	1,198
63	Analog Devices, Inc.	2,328
273	Applied Materials, Inc.	4,632
51	Applied Micro Circuits Corp. (a)	154
48	Broadcom Corp., Class A (a)	2,232
68	Freescale Semiconductor, Inc., Class B (a)	1,608
1,026	Intel Corp.	25,282
33	KLA-Tencor Corp.	1,622
52	Linear Technology Corp.	1,941
66	LSI Logic Corp. (a)	648
55	Maxim Integrated Products, Inc.	2,354
104	Micron Technology, Inc. (a)	1,379
58	National Semiconductor Corp.	1,520
23	Novellus Systems, Inc. (a)	585
28	Nvidia Corp. (a)(c)	973
31	PMC-Sierra, Inc. (a)	270
33	Teradyne, Inc. (a)	547

Shares	Security Description	Value

273	Texas Instruments, Inc.	9,262
59	Xilinx, Inc.	1,638

		61,863

Software — 3.6%
83	Adobe Systems, Inc.	2,470
38	Autodesk, Inc.	1,785
37	BMC Software, Inc. (a)	774
29	Citrix Systems, Inc. (a)	721
78	Computer Associates International, Inc.	2,169
65	Compuware Corp. (a)	621
51	Electronic Arts, Inc. (a)	2,907
31	Intuit, Inc. (a)	1,367
15	Mercury Interactive Corp. (a)	577
1,551	Microsoft Corp.	39,902
64	Novell, Inc. (a)	479
635	Oracle Corp. (a)	7,865
46	Parametric Technology Corp. (a)	320
88	Siebel Systems, Inc.	908
202	Symantec Corp. (a)	4,569

		67,434

Specialty Retail — 2.2%
30	Autonation, Inc. (a)	606
9	AutoZone, Inc. (a)	779
50	Bed Bath & Beyond, Inc. (a)	2,000
68	Best Buy Co., Inc.	2,966
28	Circuit City Stores, Inc.	475
98	Gap, Inc. (The)	1,700
360	Home Depot, Inc.	13,741
59	Limited Brands, Inc.	1,201
131	Lowe's Cos., Inc.	8,452
53	Office Depot, Inc. (a)	1,582
12	OfficeMax, Inc.	377
23	RadioShack Corp.	561
19	Sherwin-Williams Co. (The)	844
124	Staples, Inc.	2,637
24	Tiffany & Co.	954
78	TJX Cos., Inc.	1,606

		40,481

Textiles, Apparel & Luxury Goods — 0.4%
64	Coach, Inc. (a)	2,006
20	Jones Apparel Group, Inc.	568
18	Liz Claiborne, Inc.	710
32	Nike, Inc., Class B	2,626
9	Reebok International Ltd.	501
15	V.F. Corp.	872

		7,283

Thrifts & Mortgage Finance — 1.5%
100	Countrywide Financial Corp.	3,301
163	Fannie Mae	7,302
116	Freddie Mac	6,567

Shares	Security Description	Value

43	Golden West Financial Corp.	2,554
16	MGIC Investment Corp.	1,006
61	Sovereign Bancorp, Inc.	1,342
148	Washington Mutual, Inc.	5,806

		27,878

Tobacco — 1.5%
349	Altria Group, Inc.	25,750
14	Reynolds American, Inc.	1,195
28	UST, Inc.	1,158

		28,103

Trading Companies & Distributors — 0.0% (g)
13	Grainger (W.W.), Inc.	801

	Total Long-Term Investments
	(Cost $1,053,724)	1,866,458

Short-Term Investment — 0.6%
Investment Company — 0.6%
10,687	JPMorgan Liquid Assets Money Market Fund (b)(m)
	(Cost $10,687)	10,687
Principal
Amount

Investments of Cash Collateral for Securities on Loan — 3.8%
Corporate Note — 0.0% (g)
$390	World Savings Bank FSB 3.86%, 10/20/05	390

Repurchase Agreements — 3.8%
15,000	Banc of America Securities LLC, 3.77%, dated 09/30/05, due
	11/01/05, repurchase price $15,050, collateralized by U.S.
	Government Agency Securities	15,000
15,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05,
	repurchase price $15,005, collateralized by U.S.
	Government Agency Securities	15,000
7,590	Goldman Sachs & Co., Inc., 3.75%, dated 09/30/05, due
	10/26/05, repurchase price $7,611, collateralized by U.S.
	Government Agency Securities	7,590
7,916	Lehman Brothers, Inc., 4.06%, dated 09/30/05, due
	10/03/05, repurchase price $7,919, collateralized by
	equity securities	7,916
10,445	Merrill Lynch Securities, 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $10,448, collateralized by U.S.
	Government Agency Securities	10,445
15,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05,
	repurchase price $15,005, collateralized by U.S.
	Government Agency Securities	15,000

		70,951

	Total Investments of Cash Collateral for Securities on Loan
	(Cost $71,341)	71,341

Total Investments — 104.1%
(Cost $1,135,752)		$1,948,486
Other Liabilities in Excess of Assets — (4.1)%		(76,497)

Net Assets — 100.0%		$1,871,989

Percentages indicated are based on net assets.
Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(q)	Investment in affiliate.
REIT Real Estate Investment Trust
Futures Contracts
(Amounts in thousands, except number of contracts)

			Notional Value	Unrealized
			at 09/30/05	Depreciation
Number of Contracts	Description	Expiration Date	(USD)	(USD)

68	Russell 2000 Index	December, 2005	$22,851	$(8)

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$900,182
Aggregate gross unrealized depreciation	(87,448)

Net unrealized appreciation/depreciation	$812,734

Federal income tax cost of investments	$1,135,752

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Long-Term Investments — 99.0%
Common Stocks — 97.8%
Argentina — 0.3%
112	BBVA Banco Frances S.A. (a) (l)	$283
7	BBVA Banco Frances S.A. ADR (l)	55
34	Grupo Financiero Galicia S.A. ADR (a) (l)	294
482	Petrobras Energia Participaciones S.A., Class B (a) (l)	762
16	Siderar SAIC, Class A (l)	167
44	Telecom Argentina S.A. ADR (a) (l)	568
125	Transportadora de Gas del Sur S.A., Class B (a) (l)	162
8	YPF S.A., Class D (l)	559

		2,850

Australia — 3.2%
8	Alinta Ltd. (l)	76
73	Alumina Ltd. (l)	342
68	Amcor Ltd. (l)	346
116	AMP Ltd. (l)	658
19	Ansell Ltd. (l)	166
20	Aristocrat Leisure Ltd. (l)	184
115	Australia & New Zealand Banking Group Ltd. (l)	2,113
45	Australian Gas Light Co., Ltd. (l)	510
8	Australian Stock Exchange Ltd. (l)	166
19	Australian Wealth Management Ltd. (a) (l)	19
61	AXA Asia Pacific Holdings Ltd. (l)	225
220	BHP Billiton Ltd. (l)	3,750
56	BlueScope Steel Ltd. (l)	409
53	Boral Ltd. (l)	326
71	Brambles Industries Ltd. (l)	478
8	Caltex Australia Ltd. (l)	128
31	Centro Properties Group (l)	143
10	Centro Retail Group (l)	12
49	Coca-Cola Amatil Ltd. (l)	297
3	Cochlear Ltd. (l)	87
86	Coles Myer Ltd. (l)	677
77	Commonwealth Bank of Australia (l)	2,253
30	Computershare Ltd. (l)	151
13	CSL Ltd. (l)	389
88	CSR Ltd. (l)	208
18	DCA Group Ltd. (l)	55
17	Downer EDI Ltd. (l)	77
157	Foster’s Group Ltd. (l)	696
31	Futuris Corp., Ltd. (l)	49
206	GPT Group (l)	612
7	Harvey Norman Holdings Ltd. (l)	16
23	Iluka Resources Ltd. (l)	152
90	Insurance Australia Group Ltd. (l)	374
37	James Hardie Industries N.V. (l)	252
41	John Fairfax Holdings Ltd. (l)	143
16	Leighton Holdings Ltd. (l)	177
34	Lend Lease Corp., Ltd. (l)	360
29	Lion Nathan Ltd. (l)	187

Shares	Security Description	Value

40	Macquarie Airports (l)	101
14	Macquarie Bank Ltd. (l)	786
20	Macquarie Communications Infrastructure Group (l)	91
57	Macquarie Goodman Group (l)	186
133	Macquarie Infrastructure Group (l)	406
32	Mayne Group Ltd. (l)	131
9	Mirvac Group (l)	28
26	Multiplex Group (l)	60
95	National Australia Bank Ltd. (l)	2,383
20	Newcrest Mining Ltd. (l)	325
48	OneSteel Ltd. (l)	141
14	Orica Ltd. (l)	224
63	Origin Energy Ltd. (l)	349
21	Pacific Brands Ltd. (l)	46
22	PaperlinX Ltd. (l)	54
29	Patrick Corp., Ltd. (l)	153
2	Perpetual Trustees Australia Ltd. (l)	127
5	Publishing & Broadcasting Ltd. (l)	66
46	Qantas Airways Ltd. (l)	118
46	QBE Insurance Group Ltd. (l)	654
63	Rinker Group Ltd. (l)	802
20	Rio Tinto Ltd. (l)	893
50	Santos Ltd. (l)	480
9	Sonic Healthcare Ltd. (l)	107
150	Stockland (l)	706
33	Suncorp-Metway Ltd. (l)	495
45	TABCORP Holdings Ltd. (l)	597
134	Telstra Corp., Ltd. (l)	415
13	Toll Holdings Ltd. (l)	137
49	Transurban Group (l)	271
5	UNiTAB Ltd. (l)	51
21	Wesfarmers Ltd. (l)	655
79	Westfield Group (l)	1,009
122	Westpac Banking Corp. (l)	1,961
25	Woodside Petroleum Ltd. (l)	697
59	Woolworths Ltd. (l)	751

		33,719

Austria — 1.5%
12	Bank Austria Creditanstalt AG (l)	1,355
6	Boehler-Uddeholm AG (l)	1,016
3	BWT AG (l)	117
51	Erste Bank der Oesterreichischen Sparkassen AG (l)	2,746
8	Flughafen Wien AG (l)	559
51	IMMOFINANZ Immobilien Anlagen AG (a) (l)	491
4	Mayr-Melnhof Karton AG (l)	597
57	OMV AG (l)	3,379
9	RHI AG (a)(l)	273
139	Telekom Austria AG (l)	2,765
4	Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A (l)	1,304
29	Wienerberger AG (l)	1,133

		15,735

Shares	Security Description	Value

Belgium — 1.9%
17	AGFA-Gevaert N.V. (l)	399
4	Bekaert S.A. (l)	338
22	Belgacom S.A. (l)	751
6	Colruyt S.A. (a) (l)	806
1	Compagnie Maritime Belge S.A. (l)	24
2	Cumerio (l)	41
-(h)	D’ieteren S.A. (l)	95
9	Delhaize Group (l)	559
81	Dexia (l)	1,822
6	Electrabel S.A. (l)	3,212
2	Euronav N.V. (l)	51
159	Fortis (l)	4,614
13	Groupe Bruxelles Lambert S.A. (l)	1,230
26	InBev N.V. (l)	1,018
25	KBC Groupe S.A. (l)	2,009
2	Mobistar S.A. (l)	199
1	Omega Pharma S.A. (l)	61
13	Solvay S.A., Class A (l)	1,545
16	UCB S.A. (l)	844
3	Umicore (l)	340

		19,958

Bermuda — 0.1%
9	Frontline Ltd. (l)	418
30	Giordano International Ltd. (l)	21
13	Golar LNG Ltd. (a) (l)	164
99	Johnson Electric Holdings Ltd. (l)	95
30	Shangri-La Asia Ltd. (l)	49
4	Ship Finance International Ltd. (l)	73
9	Yue Yuen Industrial Holdings (l)	23

		843

Brazil — 0.0% (g)
12,479	Centrais Eletricas Brasileiras S.A. (l)	249

Canada — 0.1%
58	Daiwa House Industry Co., Ltd. (l)	765

Cayman Islands — 0.0% (g)
42	Hutchison Telecommunications International Ltd. (a) (l)	61
34	Kingboard Chemicals Holdings Ltd. (l)	84
22	Solomon Systech International Ltd. (l)	8

		153

Chile — 0.5%
33	Cia Cervecerias Unidas S.A. ADR (l)	864
156	Cia de Telecomunicaciones de Chile S.A. ADR (l)	1,694
14	Cristalerias de Chile S.A. ADR (l)	173
24	Embotelladora Andina S.A. ADR (l)	388
195	Enersis S.A. ADR (l)	2,230
30	Masisa S.A. ADR (l)	380

		5,729

China — 0.3%
375	Datang International Power Generation Co., Ltd., Class H (l)	288
314	Huaneng Power International, Inc., Class H (l)	233
1,067	PetroChina Co., Ltd., Class H (l)	892
1,903	Sinopec Yizheng Chemical Fibre Co., Ltd., Class H (l)	300
1,583	Yanzhou Coal Mining Co., Ltd., Class H (l)	1,259
995	Zhejiang Expressway Co., Ltd. (l)	701

		3,673

Shares	Security Description	Value

Denmark — 1.2%
-(h)	AP Moller — Maersk A/S (l)	2,076
4	Carlsberg A/S (l)	206
1	Coloplast A/S (l)	63
9	Danisco A/S (l)	593
77	Danske Bank A/S (l)	2,344
2	DSV A/S (l)	221
3	East Asiatic Co., Ltd. A/S, Class A (l)	231
6	FLSmidth & Co. A/S, Class B (l)	175
42	GN Store Nord (l)	555
10	H Lundbeck A/S (l)	243
3	NKT Holding A/S (l)	124
41	Novo-Nordisk A/S, Class B (l)	2,011
9	Novozymes A/S, B Shares (l)	490
33	TDC A/S (l)	1,774
3	Topdanmark A/S (a) (l)	204
32	Vestas Wind Systems A/S (a) (l)	782

		12,092

Finland — 0.7%
14	Elisa OYJ, A Shares (l)	236
20	Fortum OYJ (l)	399
5	Neste Oil OYJ (a) (l)	184
246	Nokia OYJ (l)	4,149
49	Nokia OYJ ADR (l)	823
-(h)	Nokian Renkaat OYJ (l)	-(h)
18	Outokumpu OYJ (l)	237
28	Sampo OYJ, A Shares (l)	451
30	Stora Enso OYJ (Registered) (l)	411
8	Tietoenator OYJ (l)	270
24	UPM-Kymmene OYJ (l)	485

		7,645

France — 9.4%
18	Accor S.A. (l)	916
14	Air France-KLM (l)	227
16	Air Liquide (a) (l)	2,899
133	Alcatel S.A. (a) (l)	1,780
14	Alstom (a) (l)	664
6	Atos Origin (a) (l)	394
10	Autoroutes du Sud de la France (l)	592
155	AXA S.A. (l)	4,254
83	BNP Paribas (l)	6,288
17	Bouygues S.A. (l)	797
10	Business Objects S.A. (a) (l)	331
17	Cap Gemini S.A. (a) (l)	665
64	Carrefour S.A. (l)	2,952
6	Casino Guichard Perrachon S.A. (l)	457
32	Cie de Saint-Gobain (l)	1,847
8	Cie Generale d’Optique Essilor International S.A. (l)	695
3	CNP Assurances (l)	170
14	Compagnie Generale des Etablissements Michelin, Class B (l)	827
63	Credit Agricole S.A. (l)	1,847
8	Dassault Systemes S.A. (l)	394

Shares	Security Description	Value

160	France Telecom S.A. (l)	4,611
25	Groupe Danone (l)	2,728
8	Imerys S.A. (l)	602
33	L’Oreal S.A. (l)	2,537
17	Lafarge S.A. (l)	1,528
12	Lagardere S.C.A. (l)	849
26	LVMH Moet Hennessy Louis Vuitton S.A. (l)	2,122
3	Neopost S.A. (l)	256
10	PagesJaunes Groupe S.A. (l)	282
7	Pernod-Ricard S.A. (l)	1,306
23	Peugeot S.A. (l)	1,537
8	PPR S.A. (l)	811
13	Publicis Groupe (l)	416
19	Renault S.A. (l)	1,775
21	Safran S.A. (l)	449
121	Sanofi-Aventis (l)	9,996
22	Schneider Electric S.A. (l)	1,732
66	SCOR (l)	136
6	Societe BIC S.A. (l)	382
2	Societe Des Autoroutes Paris-Rhin-Rhone (l)	110
34	Societe Generale (l)	3,839
13	Societe Television Francaise 1 (l)	333
16	Sodexho Alliance S.A. (l)	614
92	Suez S.A. (l)	2,666
221	Suez S.A. (a) (l)	3
14	Technip S.A. (l)	843
12	Thales S.A. (l)	552
27	Thomson (l)	569
62	Total S.A. (l)	17,006
195	Total S.A. (a) (l)	2
4	Unibail (l)	643
7	Valeo S.A. (l)	292
33	Veolia Environnement (l)	1,392
14	Vinci S.A. (l)	1,225
114	Vivendi Universal S.A. (l)	3,744
1	Zodiac S.A. (l)	61

		96,945

Germany — 12.7%
10	Adidas-Salomon AG (l)	1,683
70	Allianz AG (Registered) (l)	9,431
14	Altana AG (l)	806
3	AMB Generali Holding AG (l)	240
2	AXA Konzern AG (l)	240
107	BASF AG (l)	8,097
139	Bayer AG (l)	5,118
115	Bayerische Hypo-und Vereinsbank AG (a) (l)	3,242
7	Beiersdorf AG (l)	762
4	Celesio AG (l)	366
84	Commerzbank AG (l)	2,315

Shares	Security Description	Value

29	Continental AG (l)	2,353
180	DaimlerChrysler AG (l)	9,569
106	Deutsche Bank AG (Registered) (l)	9,893
20	Deutsche Boerse AG (l)	1,884
45	Deutsche Lufthansa AG (Registered) (l)	594
104	Deutsche Post AG (l)	2,445
564	Deutsche Telekom AG (Registered) (l)	10,280
5	Douglas Holdings AG (l)	185
129	E.On AG (l)	11,897
7	Epcos AG (a) (l)	97
9	Fresenius Medical Care AG (l)	839
6	Heidelberger Druckmaschinen (l)	213
10	Hochtief AG (l)	452
31	Hypo Real Estate Holding AG (l)	1,572
134	Infineon Technologies AG (a) (l)	1,324
8	IVG Immobilien AG (l)	157
12	KarstadtQuelle AG (a) (l)	163
-(h)	Lanxess (a) (l)	8
15	Linde AG (l)	1,091
29	MAN AG (l)	1,497
13	Merck KGaA (l)	1,096
28	Metro AG (l)	1,389
11	MLP AG (l)	240
38	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (l)	4,327
7	Premiere AG (a) (l)	198
16	ProSiebenSat.1 Media AG (l)	270
3	Puma AG (l)	823
82	RWE AG (l)	5,436
45	SAP AG (l)	7,825
36	Schering AG (l)	2,307
5	SGL Carbon AG (a) (l)	73
167	Siemens AG (Registered) (l)	12,942
6	Suedzucker AG (l)	134
70	ThyssenKrupp AG (l)	1,472
32	TUI AG (l)	690
55	Volkswagen AG (l)	3,372
2	Wincor Nixdorf AG (l)	224

		131,631

Greece — 1.0%
56	Alpha Bank AE (l)	1,573
20	Coca Cola Hellenic Bottling Co. S.A. (l)	566
42	EFG Eurobank Ergasias S.A. (l)	1,310
14	Emporiki Bank of Greece S.A. (a) (l)	408
7	Folli — Follie S.A. (Registered) (l)	216
24	Hellenic Petroleum S.A. (l)	372
23	Hellenic Technodomiki Tev S.A. (l)	121
56	Hellenic Telecommunications Organization S.A. (a) (l)	1,117
22	Intracom S.A. (l)	154
7	Lambrakis Press S.A. (a) (l)	24
52	National Bank of Greece S.A. (l)	2,072
16	OPAP S.A. (l)	486

Shares	Security Description	Value

41	Piraeus Bank S.A. (l)	849
1	Public Power Corp. (l)	18
30	Public Power Corp. GDR (l)	658
17	Titan Cement Co. S.A. (l)	551

		10,495

Hong Kong — 1.0%
234	BOC Hong Kong Holdings Ltd. (l)	469
74	Cathay Pacific Airways Ltd. (l)	132
85	Cheung Kong Ltd. (l)	964
252	China Mobile Hong Kong Ltd. (l)	1,239
2	China Mobile Hong Kong Ltd. ADR (l)	49
118	Citic Pacific Ltd. (l)	330
143	CLP Holdings Ltd. (l)	853
950	Denway Motors Ltd. (l)	348
45	Esprit Holdings Ltd. (l)	337
54	Hang Seng Bank Ltd. (l)	721
11	Henderson Land Development Co., Ltd. ADR (l)	55
278	Hong Kong & China Gas (l)	574
36	Hong Kong Exchanges and Clearing Ltd. (l)	123
18	HongKong Electric Holdings (l)	92
22	Hopewell Holdings (l)	57
115	Hutchison Whampoa International Ltd. (l)	1,194
4	Kerry Properties Ltd. (l)	9
692	Lenovo Group Ltd. (l)	335
102	Li & Fung Ltd. (l)	236
64	New World Development Co., Ltd. (l)	84
7	Orient Overseas International Ltd. (l)	25
212	PCCW Ltd. (l)	139
180	Sino Land Co. (l)	220
71	Sun Hung Kai Properties Ltd. (l)	733
62	Swire Pacific Ltd., Class A (l)	571
298	Tan Chong International Ltd. (l)	65
72	Techtronic Industries Co. (l)	184
25	Television Broadcasts Ltd. (l)	151
83	Wharf Holdings Ltd. (l)	326

		10,615

Hungary — 0.6%
8	Gedeon Richter Rt. (l)	1,375
111	Magyar Telekom Rt. (l)	572
20	Mol Magyar Olaj- es Gazipari Rt. (l)	2,214
49	OTP Bank Rt. (l)	1,926

		6,087

India — 0.6%
21	Bajaj Auto Ltd. GDR (l)	801
22	Grasim Industries Ltd. GDR (l)	648
418	Gujarat Ambuja Cements Ltd. GDR (l)	706
126	Hindalco Industries Ltd. GDR (l)	420
11	ICICI Bank Ltd. ADR (l)	304
222	ITC Ltd. GDR (l)	685
26	Larsen & Toubro Ltd. GDR (l)	840
23	Mahanagar Telephone Nigam ADR (l)	149
47	Ranbaxy Laboratories Ltd. GDR (l)	564
8	Reliance Industries Ltd. GDR (l)	270

Shares	Security Description	Value

11	Ultra Tech Cement Ltd. GDR (l)	234
25	Uniphos Enterprises Ltd. GDR (a) (l)	22
127	United Phosphorus Ltd. ADR (l)	605

		6,248

Ireland — 0.8%
126	Allied Irish Banks plc (l)	2,685
98	Bank of Ireland (l)	1,549
18	CRH plc (l)	500
12	DCC plc (l)	231
8	Elan Corp. plc (a) (l)	69
23	Elan Corp. plc ADR (a) (l)	205
4	Fyffes plc (l)	11
11	Grafton Group plc (a) (l)	109
70	Independent News & Media plc (l)	204
28	Irish Life & Permanent plc (l)	517
18	Kerry Group plc, Class A (l)	413
-(h)	Kingspan Group plc (l)	4
35	Ryanair Holdings plc (a) (l)	285
41	Smith & Nephew plc (l)	348
385	Waterford Wedgwood plc (a) (l)	30

		7,160

Israel — 0.6%
228	Bank Hapoalim Ltd. (l)	885
123	Bank Leumi Le-Israel BM (l)	414
14	ECI Telecom Ltd. (a) (l)	120
-(h)	Elco Holdings Ltd. (l)	-(h)
-(h)	Industrial Buildings Corp. (l)	-(h)
302	Israel Chemicals Ltd. (l)	1,186
-(h)	Israel Corp., Ltd. (The) (l)	18
-(h)	Koor Industries Ltd. (a) (l)	-(h)
7	Koor Industries Ltd. ADR (a) (l)	70
151	Makhteshim-Agan Industries Ltd. (l)	862
-(h)	Osem Investment Ltd. (l)	-(h)
67	Teva Pharmaceutical Industries Ltd. ADR (l)	2,239

		5,794

Italy — 7.8%
85	Alleanza Assicurazioni S.p.A. (l)	1,051
47	Arnoldo Mondadori Editore S.p.A. (l)	467
208	Assicurazioni Generali S.p.A. (l)	6,555
7	Autogrill S.p.A. (l)	96
53	Autostrade S.p.A. (l)	1,370
32	Banca Antonveneta S.p.A. (l)	997
51	Banca Fideuram S.p.A. (l)	294
756	Banca Intesa S.p.A. (l)	3,531
219	Banca Intesa S.p.A. RNC (l)	953
206	Banca Monte dei Paschi di Siena S.p.A. (l)	916
296	Banca Nazionale del Lavoro S.p.A. (a) (l)	950
87	Banca Popolare di Milano Scrl (l)	892
64	Banca Popolare di Verona e Novara Scrl (l)	1,208
39	Banche Popolari Unite Scrl (l)	793
26	Benetton Group S.p.A. (l)	274
46	Bulgari S.p.A. (l)	515
282	Capitalia S.p.A. (l)	1,546

Shares	Security Description	Value

142	Edison S.p.A. (a) (l)	316
800	Enel S.p.A. (l)	6,879
589	ENI S.p.A. (l)	17,474
84	Fiat S.p.A. (a) (l)	751
56	FinecoGroup S.p.A. (l)	512
55	Finmeccanica S.p.A. (l)	1,095
59	Gruppo Editoriale L’Espresso S.p.A. (l)	333
33	Italcementi S.p.A. (l)	513
23	Luxottica Group S.p.A. (l)	562
9	Marzotto S.p.A. (l)	46
160	Mediaset S.p.A. (l)	1,897
132	Mediobanca S.p.A. (l)	2,602
30	Mediolanum S.p.A. (l)	208
469	Pirelli & C S.p.A. (l)	498
83	Riunione Adriatica di Sicurta S.p.A. (l)	1,906
258	Sanpaolo IMI S.p.A. (l)	4,006
357	Seat Pagine Gialle S.p.A. (a) (l)	176
70	Sirti S.p.A. (a) (l)	207
140	Snam Rete Gas S.p.A. (l)	815
193	SNIA S.p.A. (a) (l)	24
39	Sorin S.p.A. (a) (l)	108
764	Telecom Italia Media S.p.A. (a) (l)	502
2,230	Telecom Italia S.p.A. (l)	7,250
1,476	Telecom Italia S.p.A. (RNC) (l)	4,111
145	Terna S.p.A. (l)	375
59	Tiscali S.p.A. (a) (l)	204
918	UniCredito Italiano S.p.A. (l)	5,182
9	Valentino Fashion Group S.p.A. (l)	240

		81,200

Japan — 24.9%
54	77 Bank Ltd. (l)	396
9	Acom Co., Ltd. (l)	677
1	Aderans Co., Ltd. (l)	33
8	Advantest Corp. (l)	613
69	Aeon Co., Ltd. (l)	1,387
3	Aeon Credit Service Co., Ltd. (l)	186
8	Aiful Corp. (l)	698
17	Aisin Seiki Co., Ltd. (l)	470
71	Ajinomoto Co., Inc. (l)	741
2	Alfresa Holdings Corp. (l)	79
27	All Nippon Airways Co., Ltd. (l)	84
22	Alps Electric Co., Ltd. (l)	357
38	Amada Co., Ltd. (l)	306
16	Amano Corp. (l)	256
9	Anritsu Corp. (l)	48
8	Aoyama Trading Co., Ltd. (l)	232
53	Asahi Breweries Ltd. (l)	675
100	Asahi Glass Co., Ltd. (l)	1,054
147	Asahi Kasei Corp. (l)	809
-(h)	Asatsu-DK, Inc. (l)	9
61	Astellas Pharmaceutical, Inc. (l)	2,297

Shares	Security Description	Value

6	Autobacs Seven Co., Ltd. (l)	216
102	Bank of East Asia Ltd. (l)	300
47	Bank of Fukuoka Ltd. (l)	337
15	Bank of Kyoto Ltd. (l)	150
143	Bank of Yokohama Ltd. (l)	1,091
9	Benesse Corp. (l)	342
75	Bridgestone Corp. (l)	1,623
5	Canon Sales Co., Inc. (l)	103
85	Canon, Inc. (l)	4,628
32	Casio Computer Co., Ltd. (l)	464
11	Central Glass Co., Ltd. (l)	63
-(h)	Central Japan Railway Co. (l)	937
68	Chiba Bank Ltd. (l)	554
15	Chiyoda Corp. (l)	276
72	Chubu Electric Power Co., Inc. (l)	1,770
28	Chugai Pharmaceutical Co., Ltd. (l)	531
2	Circle K Sunkus Co., Ltd. (l)	57
42	Citizen Watch Co., Ltd. (l)	345
19	COMSYS Holdings Corp. (l)	223
21	Credit Saison Co., Ltd. (l)	915
7	CSK Corp. (l)	288
80	Dai Nippon Printing Co., Ltd. (l)	1,302
49	Daicel Chemical Industries Ltd. (l)	321
32	Daido Steel Co., Ltd. (l)	206
76	Daiichi Sankyo Co., Ltd. (l)	1,561
25	Daikin Industries Ltd. (l)	681
30	Daimaru, Inc. (l)	355
105	Dainippon Ink and Chemicals, Inc. (l)	346
17	Dainippon Screen Manufacturing Co., Ltd. (l)	111
10	Daito Trust Construction Co., Ltd. (l)	444
151	Daiwa Securities Group, Inc. (l)	1,190
68	Denki Kagaku Kogyo KK (l)	248
64	Denso Corp. (l)	1,852
-(h)	Dentsu, Inc. (l)	473
24	Dowa Mining Co., Ltd. (l)	198
-(h)	E*Trade Securities Co., Ltd. (l)	142
-(h)	eAccess Ltd. (l)	71
-(h)	East Japan Railway Co. (l)	2,315
37	Ebara Corp. (l)	159
30	Eisai Co., Ltd. (l)	1,292
13	Electric Power Development Co. (l)	445
4	Elpida Memory, Inc. (a) (l)	106
4	FamilyMart Co., Ltd. (l)	134
18	Fanuc Ltd. (l)	1,460
6	Fast Retailing Co., Ltd. (l)	490
12	Fuji Electric Holdings Co., Ltd. (l)	48
51	Fuji Photo Film Co., Ltd. (l)	1,680
-(h)	Fuji Television Network, Inc. (l)	190
49	Fujikura Ltd. (l)	299
203	Fujitsu Ltd. (l)	1,348

Shares	Security Description	Value

63	Furukawa Electric Co., Ltd. (a) (l)	323
-(h)	Goodwill Group, Inc. (l)	60
84	Gunma Bank Ltd. (l)	538
31	Gunze Ltd. (l)	159
2	Hakuhodo DY Holdings, Inc. (l)	133
24	Hankyu Department Stores (l)	193
3	Hikari Tsushin, Inc. (l)	159
18	Hino Motors Ltd. (l)	123
4	Hirose Electric Co., Ltd. (l)	511
7	Hitachi Cable Ltd. (l)	28
2	Hitachi Capital Corp. (l)	34
8	Hitachi Chemical Co., Ltd. (l)	159
6	Hitachi Construction Machinery Co., Ltd. (l)	121
362	Hitachi Ltd. (l)	2,305
117	Hokuhoku Financial Group, Inc. (l)	444
88	Honda Motor Co., Ltd. (l)	4,992
15	House Foods Corp. (l)	234
51	Hoya Corp. (l)	1,721
10	Ibiden Co., Ltd. (l)	406
-(h)	INPEX Corp. (l)	240
26	Isetan Co., Ltd. (l)	409
60	Ishihara Sangyo Kaisha Ltd. (l)	127
104	Ishikawajima-Harima Heavy Industries Co., Ltd. (a) (l)	211
2	Ito En Ltd. (l)	70
165	Itochu Corp. (l)	1,141
2	Itochu Techno-Science Corp. (l)	86
3	Jafco Co., Ltd. (l)	179
86	Japan Airlines Corp. (l)	228
-(h)	Japan Real Estate Investment Corp. (l)	89
-(h)	Japan Retail Fund Investment Corp. (l)	16
-(h)	Japan Tobacco, Inc. (l)	1,453
61	JFE Holdings, Inc. (l)	1,991
29	JGC Corp. (l)	530
57	Joyo Bank Ltd. (l)	349
29	JS Group Corp. (l)	500
14	JSR Corp. (l)	300
115	Kajima Corp. (l)	547
31	Kamigumi Co., Ltd. (l)	252
-(h)	Kanebo Ltd. (a) (l)	-(h)
41	Kaneka Corp. (l)	535
93	Kansai Electric Power Co., Inc. (l)	2,059
62	Kao Corp. (l)	1,538
166	Kawasaki Heavy Industries Ltd. (l)	422
63	Kawasaki Kisen Kaisha Ltd. (l)	457
-(h)	KDDI Corp. (l)	1,566
96	Keihin Electric Express Railway Co., Ltd. (l)	604
12	Keio Corp. (l)	66
4	Keisei Electric Railway Co., Ltd. (l)	22
3	Keyence Corp. (l)	758
24	Kikkoman Corp. (l)	230

Shares	Security Description	Value

26	Kinden Corp. (l)	226
201	Kintetsu Corp. (l)	679
100	Kirin Brewery Co., Ltd. (l)	1,100
262	Kobe Steel Ltd. (l)	798
21	Kokuyo Co., Ltd. (l)	284
106	Komatsu Ltd. (l)	1,449
10	Komori Corp. (l)	170
11	Konami Corp. (l)	260
52	Konica Minolta Holdings, Inc. (l)	479
2	Kose Corp. (l)	55
23	Koyo Seiko Co., Ltd. (l)	344
128	Kubota Corp. (l)	893
47	Kuraray Co., Ltd. (l)	416
18	Kurita Water Industries Ltd. (l)	335
19	Kyocera Corp. (l)	1,310
52	Kyowa Hakko Kogyo Co., Ltd. (l)	402
26	Kyushu Electric Power Co., Inc. (l)	580
5	Lawson, Inc. (l)	174
2	Mabuchi Motor Co., Ltd. (l)	79
17	Makita Corp. (l)	350
149	Marubeni Corp. (l)	695
40	Marui Co., Ltd. (l)	684
11	Matsui Securities Co., Ltd. (l)	128
2	Matsumotokiyoshi Co., Ltd. (l)	62
240	Matsushita Electric Industrial Co., Ltd. (l)	4,089
36	Matsushita Electric Works Ltd. (l)	357
1	MEDICEO Holdings Co., Ltd. (l)	18
43	Meiji Dairies Corp. (l)	237
41	Meiji Seika Kaisha Ltd. (l)	213
-(h)	Meitec Corp. (l)	13
-(h)	Millea Holdings, Inc. (l)	2,725
45	Minebea Co., Ltd. (l)	185
210	Mitsubishi Chemical Corp. (l)	707
129	Mitsubishi Corp. (l)	2,555
210	Mitsubishi Electric Corp. (l)	1,347
124	Mitsubishi Estate Co., Ltd. (l)	1,710
52	Mitsubishi Gas Chemical Co., Inc. (l)	347
329	Mitsubishi Heavy Industries Ltd. (l)	1,169
25	Mitsubishi Logistics Corp. (l)	293
138	Mitsubishi Materials Corp. (l)	490
82	Mitsubishi Rayon Co., Ltd. (l)	367
7	Mitsubishi Securities Co., Ltd. (l)	79
1	Mitsubishi Tokyo Financial Group, Inc. (l)	10,678
154	Mitsui & Co., Ltd. (l)	1,934
49	Mitsui Chemicals, Inc. (l)	290
109	Mitsui Engineering & Shipbuilding Co., Ltd. (l)	261
91	Mitsui Fudosan Co., Ltd. (l)	1,370
70	Mitsui Mining & Smelting Co., Ltd. (l)	406
114	Mitsui OSK Lines Ltd. (l)	916
144	Mitsui Sumitomo Insurance Co., Ltd. (l)	1,676

Shares	Security Description	Value

60	Mitsui Trust Holdings, Inc. (l)	838
64	Mitsukoshi Ltd. (l)	311
2	Mitsumi Electric Co., Ltd. (l)	17
1	Mizuho Financial Group, Inc. (l)	6,016
24	Murata Manufacturing Co., Ltd. (l)	1,353
23	Namco Bandai Holdings, Inc. (l)	385
195	NEC Corp. (l)	1,062
3	NEC Electronics Corp. (l)	107
-(h)	NET One Systems Co., Ltd. (l)	91
41	NGK Insulators Ltd. (l)	519
29	NGK Spark Plug Co., Ltd. (l)	429
11	NHK Spring Co., Ltd. (l)	81
1	Nichii Gakkan Co. (l)	34
50	Nichirei Corp. (l)	205
12	Nidec Corp. (l)	675
87	Nikko Cordial Corp. (l)	1,014
28	Nikon Corp. (l)	355
12	Nintendo Co., Ltd. (l)	1,377
-(h)	Nippon Building Fund, Inc. REIT (l)	94
19	Nippon Electric Glass Co., Ltd. (l)	345
111	Nippon Express Co., Ltd. (l)	549
33	Nippon Light Metal Co., Ltd. (l)	91
15	Nippon Meat Packers, Inc. (l)	166
85	Nippon Mining Holdings, Inc. (l)	669
148	Nippon Oil Corp. (l)	1,298
-(h)	Nippon Paper Group, Inc. (l)	378
56	Nippon Sheet Glass Co., Ltd. (l)	252
24	Nippon Shokubai Co., Ltd. (l)	253
706	Nippon Steel Corp. (l)	2,658
1	Nippon Telegraph & Telephone Corp. (l)	2,862
122	Nippon Yusen KK (l)	820
46	Nishi-Nippon City Bank Ltd. (l)	229
40	Nishimatsu Construction Co., Ltd. (l)	167
10	Nissan Chemical Industries Ltd. (l)	126
253	Nissan Motor Co., Ltd. (l)	2,912
78	Nisshin Steel Co., Ltd. (l)	271
29	Nisshinbo Industries, Inc. (l)	250
14	Nissin Food Products Co., Ltd. (l)	372
2	Nitori Co., Ltd. (l)	138
19	Nitto Denko Corp. (l)	1,088
11	NOK Corp. (l)	333
207	Nomura Holdings, Inc. (l)	3,218
-(h)	Nomura Real Estate Office Fund, Inc. REIT (l)	125
1	Nomura Research Institute Ltd. (l)	70
61	NSK Ltd. (l)	340
55	NTN Corp. (l)	328
-(h)	NTT Data Corp. (l)	582
2	NTT DoCoMo, Inc. (l)	3,444
-(h)	NTT Urban Development Corp. (l)	103
71	Obayashi Corp. (l)	494

Shares	Security Description	Value

-(h)	Obic Co., Ltd. (l)	71
93	Oji Paper Co., Ltd. (l)	510
46	Oki Electric Industry Co., Ltd. (l)	157
33	Okumura Corp. (l)	203
30	Olympus Corp. (l)	657
29	Omron Corp. (l)	699
19	Onward Kashiyama Co., Ltd. (l)	301
4	Oracle Corp. (l)	197
4	Oriental Land Co., Ltd. (l)	220
10	Orix Corp. (l)	1,860
278	Osaka Gas Co., Ltd. (l)	973
17	Pioneer Corp. (l)	246
11	Promise Co., Ltd. (l)	822
-(h)	Rakuten, Inc. (l)	377
1	Resona Holdings, Inc. (a) (l)	1,319
79	Ricoh Co., Ltd. (l)	1,241
13	Rohm Co., Ltd. (l)	1,089
2	Ryohin Keikaku Co., Ltd. (l)	136
22	Sanden Corp. (l)	100
8	Sanken Electric Co., Ltd. (l)	92
4	Sankyo Co., Ltd. (l)	222
4	Santen Pharmaceutical Co., Ltd. (l)	91
175	Sanyo Electric Co., Ltd. (l)	432
37	Sapporo Holdings Ltd. (l)	195
26	Secom Co., Ltd. (l)	1,277
14	Sega Sammy Holdings, Inc. (l)	573
10	Seiko Epson Corp. (l)	271
27	Seino Transportation Co., Ltd. (l)	244
55	Sekisui Chemical Co., Ltd. (l)	392
61	Sekisui House Ltd. (l)	755
88	Seven & I Holdings Co., Ltd. (a) (l)	2,908
1	SFCG Co., Ltd. (l)	153
110	Sharp Corp. (l)	1,601
7	Shimachu Co., Ltd. (l)	175
1	Shimamura Co., Ltd. (l)	152
15	Shimano, Inc. (l)	417
69	Shimizu Corp. (l)	450
40	Shin-Etsu Chemical Co., Ltd. (l)	1,767
27	Shinko Securities Co., Ltd. (l)	101
93	Shinsei Bank Ltd. (l)	589
39	Shionogi & Co., Ltd. (l)	534
49	Shiseido Co., Ltd. (l)	703
48	Shizuoka Bank Ltd. (l)	500
135	Showa Denko KK (l)	435
11	Showa Shell Sekiyu KK (l)	145
14	Skylark Co., Ltd. (l)	208
6	SMC Corp. (l)	856
-(h)	Snow Brand Milk Products Co., Ltd. (a) (l)	2
28	Softbank Corp. (l)	1,540
1	Softbank Investment Corp. (l)	230

Shares	Security Description	Value

21	Sojitz Corp. (a) (l)	123
85	Sompo Japan Insurance, Inc. (l)	1,133
104	Sony Corp. (l)	3,439
12	Stanley Electric Co., Ltd. (l)	180
1	Sumitomo Bakelite Co., Ltd. (l)	7
161	Sumitomo Chemical Co., Ltd. (l)	996
106	Sumitomo Corp. (l)	1,124
84	Sumitomo Electric Industries Ltd. (l)	1,138
70	Sumitomo Heavy Industries Ltd. (l)	497
434	Sumitomo Metal Industries Ltd. (l)	1,528
65	Sumitomo Metal Mining Co., Ltd. (l)	604
-(h)	Sumitomo Mitsui Financial Group, Inc. (l)	4,327
60	Sumitomo Osaka Cement Co., Ltd. (l)	193
42	Sumitomo Realty & Development Co., Ltd. (l)	629
12	Sumitomo Rubber Industries, Inc. (l)	143
148	Sumitomo Trust & Banking Co., Ltd. (l)	1,228
20	Suruga Bank Ltd. (l)	218
5	Suzuken Co., Ltd. (l)	157
24	T&D Holdings, Inc. (l)	1,450
115	Taiheiyo Cement Corp. (l)	433
80	Taisei Corp. (l)	331
22	Taisho Pharmaceutical Co., Ltd. (l)	396
13	Taiyo Nippon Sanso Corp. (l)	82
5	Taiyo Yuden Co., Ltd. (l)	55
25	Takara Holdings, Inc. (l)	157
36	Takashimaya Co., Ltd. (l)	461
99	Takeda Pharmaceutical Co., Ltd. (l)	5,944
12	Takefuji Corp. (l)	944
14	Takuma Co., Ltd. (l)	113
18	Tanabe Seiyaku Co., Ltd. (l)	182
15	TDK Corp. (l)	1,043
107	Teijin Ltd. (l)	624
40	Teikoku Oil Co., Ltd. (l)	431
17	Terumo Corp. (l)	548
8	THK Co., Ltd. (l)	205
3	TIS, Inc. (l)	64
118	Tobu Railway Co., Ltd. (l)	473
1	Toda Corp. (l)	5
23	Toho Co., Ltd. (l)	373
59	Tohoku Electric Power Co., Inc. (l)	1,316
15	Tokuyama Corp. (l)	148
9	Tokyo Broadcasting System, Inc. (l)	197
126	Tokyo Electric Power Co., Inc. (l)	3,180
18	Tokyo Electron Ltd. (l)	971
303	Tokyo Gas Co., Ltd. (l)	1,232
11	Tokyo Steel Manufacturing Co., Ltd. (l)	175
14	Tokyo Style Co., Ltd. (l)	151
114	Tokyu Corp. (l)	607
40	Tokyu Land Corp. (l)	256
22	TonenGeneral Sekiyu KK (l)	255

Shares	Security Description	Value

74	Toppan Printing Co., Ltd. (l)	787
151	Toray Industries, Inc. (l)	807
302	Toshiba Corp. (l)	1,337
71	Tosoh Corp. (l)	302
43	Toto Ltd. (l)	344
22	Toyo Seikan Kaisha Ltd. (l)	327
4	Toyo Suisan Kaisha Ltd. (l)	68
97	Toyobo Co., Ltd. (l)	240
7	Toyoda Gosei Co., Ltd. (l)	125
13	Toyota Industries Corp. (l)	433
321	Toyota Motor Corp. (l)	14,789
17	Toyota Tsusho Corp. (l)	311
12	Trend Micro, Inc. (l)	367
119	Ube Industries Ltd. (l)	322
6	Uni-Charm Corp. (l)	270
5	Uniden Corp. (l)	74
22	UNY Co., Ltd. (l)	289
6	Ushio, Inc. (l)	122
2	USS Co., Ltd. (l)	117
18	Wacoal Corp. (l)	240
-(h)	West Japan Railway Co. (l)	677
-(h)	Yahoo! Japan Corp. (l)	515
-(h)	Yahoo! Japan Corp. (l)	510
14	Yakult Honsha Co., Ltd. (l)	352
6	Yamada Denki Co., Ltd. (l)	468
23	Yamaha Corp. (l)	391
13	Yamaha Motor Co., Ltd. (l)	259
51	Yamato Transport Co., Ltd. (l)	834
24	Yamazaki Baking Co., Ltd. (l)	207
17	Yaskawa Electric Corp. (a) (l)	131
32	Yokogawa Electric Corp. (l)	499

		258,151

Luxembourg — 0.5%
55	Arcelor (l)	1,283
34	Stolt Offshore S.A. (a) (l)	392
2	Stolt-Nielsen S.A. (a) (l)	67
232	Tenaris S.A. (l)	3,195

		4,937

Mexico — 0.7%
26	Alfa S.A. de C.V., Class A (l)	159
1,259	America Movil S.A. de C.V. (l)	1,659
114	Cemex S.A. de C.V. COP (l)	597
19	Controlodora Comercial Mexicana (l)	30
32	Fomento Economico Mexicano S.A. de C.V. (l)	223
95	Grupo Carso S.A. de C.V. (l)	210
220	Grupo Mexico S.A. de C.V., Class B (l)	434
64	Grupo Modelo S.A., Class C (l)	209
121	Grupo Televisa S.A. COP (l)	432
34	Industrias Penoles S.A. de C.V. (l)	151
65	Kimberly-Clark de Mexico S.A. de C.V., Class M (l)	244
358	Telefonos de Mexico S.A. de C.V., Class A (l)	366
987	Telefonos de Mexico S.A. de C.V., Class L (l)	1,052

Shares	Security Description	Value

29	Vitro S.A. de C.V. (l)	33
226	Wal-Mart de Mexico S.A. de C.V., Series V (l)	1,154

		6,953

Netherlands — 2.5%
101	ABN Amro Holdings N.V. (l)	2,432
87	Aegon N.V. (l)	1,296
15	Akzo Nobel N.V. (l)	656
34	ASML Holding N.V. (a) (l)	563
4	Buhrmann N.V. (l)	53
5	DSM N.V. (l)	203
5	Euronext N.V. (l)	225
24	European Aeronautic Defence & Space Co. (l)	867
6	Getronics N.V. (l)	77
67	Hagemeyer N.V. (a) (l)	198
22	Heineken N.V. (l)	705
118	ING Groep N.V. CVA (l)	3,521
92	Koninklijke Ahold N.V. (a) (l)	701
75	Koninklijke Philips Electronics N.V. (l)	2,000
-(h)	OCE N.V. (l)	4
38	Qiagen N.V. (a) (l)	499
2	Randstad Holdings N.V. (l)	64
38	Reed Elsevier N.V. (l)	518
131	Royal Dutch Shell plc (l)	4,311
127	Royal KPN N.V. (l)	1,138
9	Royal Numico N.V. (a) (l)	395
2	SBM Offshore N.V. (l)	182
72	STMicroelectronics N.V. (l)	1,239
20	TNT N.V. (l)	487
34	Unilever N.V. CVA (l)	2,437
8	Vedior N.V. CVA (l)	112
14	VNU N.V. (l)	435
1	Wereldhave N.V. (l)	122
19	Wolters Kluwer N.V., Class C CVA (l)	356

		25,796

New Zealand — 0.4%
206	Auckland International Airport Ltd. (l)	325
138	Carter Holt Harvey Ltd. (l)	240
51	Contact Energy Ltd. (l)	270
96	Fisher & Paykel Appliances Holdings Ltd. (l)	235
123	Fisher & Paykel Healthcare Corp. (l)	319
109	Fletcher Building Ltd. (l)	596
81	Sky City Entertainment Group Ltd. (l)	269
45	Sky Network Television Ltd. (l)	192
441	Telecom Corp. of New Zealand Ltd. (l)	1,840
65	Tower Ltd. (a) (l)	103
33	Vector Ltd. (l)	71
23	Warehouse Group Ltd. (l)	61
22	Waste Management NZ Ltd. (l)	95

		4,616

Norway — 1.4%
1	Aker ASA, A Shares (a) (l)	19
134	DNB NOR ASA (l)	1,386
16	Hafslund ASA, Class A (l)	163

Shares	Security Description	Value

41	Hafslund ASA, Class B (l)	414
27	Norsk Hydro ASA (l)	2,985
26	Norske Skogindustrier ASA (l)	390
50	Orkla ASA (l)	1,902
10	Petroleum Geo-Services ASA (a) (l)	311
18	Schibsted ASA (l)	550
8	Smedvig ASA, Class A (l)	191
131	Statoil ASA (l)	3,238
46	Storebrand ASA (l)	455
22	Tandberg ASA (l)	298
4	Tandberg Television ASA (a) (l)	46
167	Telenor ASA (l)	1,493
2	Tomra Systems ASA (l)	14
39	Yara International ASA (l)	713

		14,568

Phillippines — 0.5%
4,586	Ayala Land, Inc. (l)	655
703	Bank of the Philippine Islands (l)	652
1,657	Filinvest Land, Inc. (a) (l)	37
92	Manila Electric Co., Class B (a) (l)	34
480	Metropolitan Bank & Trust (l)	236
1,740	Petron Corp. (l)	97
72	Philippine Long Distance Telephone Co. (l)	2,160
252	San Miguel Corp., Class B (l)	416
9,202	SM Prime Holdings (l)	1,182

		5,469

Portugal — 0.7%
180	Banco BPI S.A. (Registered) (l)	800
437	Banco Commercial Portugues S.A. (l)	1,217
22	Banco Espirito Santo S.A. (Registered) (l)	355
65	Brisa-Auto Estradas de Portugal S.A. (l)	560
81	Cimpor Cimentos de Portugal S.A. (l)	446
356	Energias de Portugal S.A. (l)	994
23	Jeronimo Martins (l)	329
182	Portugal Telecom SGPS S.A. (Registered) (l)	1,660
23	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (l)	241
403	Sonae SGPS S.A. (l)	690

		7,292

Singapore — 0.5%
35	Ascendas Real Estate Investment Trust REIT (l)	45
25	CapitaCommercial Trust REIT (l)	22
115	CapitaLand Ltd. (l)	214
48	Chartered Semiconductor Manufacturing Ltd. (a) (l)	33
43	City Developments Ltd. (l)	237
98	ComfortDelgro Corp., Ltd. (l)	87
5	Creative Technology Ltd. (l)	41
6	Datacraft Asia Ltd. (a) (l)	6
66	DBS Group Holdings Ltd. (l)	617
34	Haw Par Corp., Ltd. (l)	106
14	Jardine Cycle & Carriage Ltd. (l)	93
46	Keppel Corp., Ltd. (l)	346
53	Neptune Orient Lines Ltd. (l)	96
110	Oversea-Chinese Banking Corp. (l)	408

Shares	Security Description	Value

106	Parkway Holdings Ltd. (l)	136
95	SembCorp Industries Ltd. (l)	169
5	SembCorp. Marine Ltd. (l)	9
34	Singapore Airlines Ltd. (l)	231
2	Singapore Land Ltd. (l)	6
41	Singapore Post Ltd. (l)	29
131	Singapore Press Holdings Ltd. (l)	359
29	Singapore Technologies Engineering Ltd. (l)	44
377	Singapore Telecommunications Ltd. (l)	547
45	STATS ChipPAC Ltd. (a) (l)	28
78	United Overseas Bank Ltd. (l)	649
13	United Overseas Land Ltd. (l)	18
17	Venture Corp., Ltd. (l)	150
9	Want Want Holdings Ltd. (l)	9

		4,735

South Africa — 0.6%
6	AngloGold Ashanti Ltd. (l)	264
6	Anglo Platinum Ltd. (l)	365
6	AVI Ltd. (l)	15
13	Barloworld Ltd. (l)	235
2	Bidvest Group Ltd. (l)	33
6	Consol Ltd. (a) (l)	12
37	Edgars Consolidated Stores Ltd. (l)	183
153	FirstRand Ltd. (l)	408
27	Gold Fields Ltd. (l)	400
5	Harmony Gold Mining Co., Ltd. (a) (l)	56
1	Impala Platinum Holdings Ltd. (l)	105
9	Imperial Holdings Ltd. (a) (l)	183
1	Investec Ltd. (l)	42
11	Liberty Group Ltd. (l)	112
30	Metropolitan Holdings Ltd. (l)	53
15	Mittal Steel South Africa Ltd. (l)	134
16	MTN Group Ltd. (l)	132
15	Nampak Ltd. (l)	37
4	Naspers Ltd., Class N (l)	58
14	Nedcor Ltd. (l)	204
15	Sanlam Ltd. (l)	31
14	Sappi Ltd. (l)	165
37	Sasol Ltd. (l)	1,436
15	Shoprite Holdings Ltd. (l)	40
12	Standard Bank Group Ltd. (l)	132
7	Telkom South Africa Ltd. (l)	131
8	Tiger Brands Ltd. (l)	178

		5,144

South Korea — 0.6%
2	Cheil Communications, Inc. (l)	464
12	Daelim Industrial Co. (l)	841
25	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (l)	570
10	Daishin Securities Co., Ltd. (l)	164
8	Hyundai Mobis (l)	692
6	LG Chem Ltd. (l)	255
8	LG Electronics, Inc. (l)	560
4	POSCO (l)	816

Shares	Security Description	Value

1	Samsung Electronics Co., Ltd. (l)	793
8	Samsung Fire & Marine Insurance Co., Ltd. (l)	875
1	Shinsegae Co., Ltd. (l)	289
1	SK Telecom Co., Ltd. (l)	228

		6,547

Spain — 4.9%
27	Abertis Infraestructuras S.A. (l)	798
1	Acciona S.A. (l)	148
34	Acerinox S.A. (l)	476
47	ACS Actividades Cons y Serv (l)	1,369
35	Altadis S.A., Class A (l)	1,553
5	Altadis S.A. (l)	235
7	Antena 3 de Television S.A. (l)	135
407	Banco Bilbao Vizcaya Argentaria S.A. (l)	7,145
76	Banco Popular Espanol S.A. (l)	931
778	Banco Santander Central Hispano S.A. (l)	10,243
10	Cintra Concesiones de Infraestructuras de Transporte S.A. (a) (l)	144
14	Corp. Financiera Alba (l)	582
33	Corp. Mapfre S.A. (l)	561
122	Endesa S.A. (l)	3,278
10	Fomento de Construcciones y Contratas S.A. (l)	595
5	Gamesa Corp.Tecnologica S.A. (l)	75
34	Gas Natural SDG S.A. (l)	1,001
6	Grupo Ferrovial S.A. (l)	469
100	Iberdrola S.A. (l)	2,789
51	Iberia Lineas Aereas de Espana (l)	131
31	Inditex S.A. (l)	896
21	Indra Sistemas S.A. (l)	454
7	Metrovacesa S.A. (l)	507
4	Promotora de Informaciones S.A. (l)	76
117	Repsol YPF S.A. (l)	3,779
16	Sacyr Vallehermoso S.A. (l)	435
17	Sociedad General de Aguas de Barcelona S.A., Class A (l)	412
4	Sogecable S.A. (a) (l)	159
11	Telefonica Publicidad e Informacion S.A. (l)	98
543	Telefonica S.A. (l)	8,912
21	Telefonica S.A. ADR (l)	1,026
9	Telefonica S.A. BDR (l)	150
46	Telepizza (l)	105
31	Union Fenosa S.A. (l)	1,021
22	Zeltia S.A. (l)	157

		50,845

Sweden — 1.8%
20	Assa Abloy AB, Class B (l)	288
40	Atlas Copco AB, Class A (l)	783
10	D Carnegie AB (l)	132
23	Electrolux AB, Class B (l)	535
-(h)	Elekta AB, Class B (l)	16
13	Eniro AB (l)	150
12	Fabege Fastifheter RSC (l)	169
26	Gambro AB, A Shares (l)	392
4	Getinge AB, B Shares (l)	52

Shares	Security Description	Value

34	Hennes & Mauritz AB, Class B (l)	1,203
12	Hoganas AB, Class B (l)	275
4	Holmen AB, B Shares (l)	124
3	Modern Times Group AB, Class B (a) (l)	102
222	Nordea Bank AB (l)	2,223
14	Sandvik AB (l)	718
-(h)	SAS AB, Class B (a) (l)	4
4	Scania AB, Class B (l)	143
35	Securitas AB, Class B (l)	546
67	Skandia Forsakrings AB (l)	351
67	Skandinaviska Enskilda Banken AB, Class A (l)	1,235
27	Skanska AB, Class B (l)	397
29	SKF AB, B Shares (l)	382
2	Ssab Svenskt Stal AB, Class A (l)	57
3	Ssab Svenskt Stal AB, Class B (l)	100
20	Svenska Cellulosa AB, Class B (l)	684
51	Svenska Handelsbanken AB, Class A (l)	1,171
12	Swedish Match AB (l)	141
16	Tele2 AB, B Shares (l)	158
1,098	Telefonaktiebolaget LM Ericsson, Class B (l)	4,038
8	Telelogic AB, Class B (a) (l)	19
132	TeliaSonera AB (l)	628
8	Trelleborg AB, Class B (l)	138
3	Volvo AB, Class A (l)	135
19	Volvo AB, Class B (l)	845
4	WM-data AB, Class B (l)	10

		18,344

Switzerland — 1.7%
53	ABB Ltd. (a) (l)	385
7	Adecco S.A. (Registered) (l)	308
3	Clariant AG (a) (l)	41
10	Compagnie Financiere Richemont AG , Class A (l)	385
3	Converium Holding AG (a) (l)	28
29	Credit Suisse Group (Registered) (l)	1,293
-(h)	Givaudan S.A. (Registered) (l)	125
-(h)	Holcim Ltd. (Registered) (l)	2
1	Kudelski S.A. (a) (l)	45
-(h)	Kuoni Reisen Holding (Registered) (a) (l)	14
2	Logitech International S.A. (a) (l)	66
2	Lonza Group AG (Registered) (l)	126
1	Micronas Semiconductor Holding AG (Registered) (a)(l)	26
10	Nestle S.A. (Registered) (l)	2,986
-(h)	Nobel Biocare Holding AG (l)	65
63	Novartis AG (Registered) (l)	3,228
-(h)	Phonak Holding AG (l)	5
3	Roche Holding AG (l)	442
17	Roche Holding AG (l)	2,325
-(h)	Serono S.A. , Class B (l)	8
-(h)	SGS S.A. (l)	317
-(h)	Sulzer AG (Registered) (l)	22
12	Swatch Group AG (l)	338

Shares	Security Description	Value

8	Swiss Reinsurance (Registered) (l)	527
1	Swisscom AG (Registered) (l)	331
3	Syngenta AG (a) (l)	366
33	UBS AG (Registered) (l)	2,805
-(h)	Unaxis Holding AG (Registered) (a) (l)	42
3	Zurich Financial Services AG (Registered) (a) (l)	551

		17,202

Taiwan — 0.5%
400	Asustek Computer, Inc. (l)	1,077
2,171	Far Eastern Textile Co., Ltd. (l)	1,312
490	Quanta Computer, Inc. (l)	805
1,311	Taishin Financial Holdings Co., Ltd. (l)	771
928	Taiwan Mobile Co., Ltd. (l)	884

		4,849

Thailand — 0.5%
200	Advance Agro PCL (a) (l)	120
65	Advanced Information Service PCL (l)	170
246	Bangkok Bank PCL (l)	685
152	Electricity Generating PCL (l)	279
751	Hana Microelectronics PCL (l)	454
604	ICC International PCL, Class F (l)	610
416	Kasikornbank PCL (l)	683
576	Nation Multimedia Group PCL (l)	163
101	PTT Exploration & Production PCL, Class F (l)	1,153
424	Shin Corp. PCL, Class F (l)	424
137	Siam Cement PCL (l)	852

		5,593

Turkey — 0.7%
56	Akbank TAS (l)	370
48	Akcansa Cimento A.S. (l)	256
3	Aksa Akrilik Kimya Sanayii (l)	29
156	Aksigorta A.S. (l)	942
4	Alarko Holding A.S. (a) (l)	138
16	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (l)	430
38	Arcelik (l)	220
41	Aygaz A.S. (l)	104
167	Cimsa Cimento Sanayi VE Tica (l)	1,164
75	Eregli Demir ve Celik Fabrikalari TAS (l)	496
37	Ford Otomotiv Sanayi A.S. (l)	257
40	Migros Turk TAS (l)	336
46	Tofas Turk Otomobil Fabrik (l)	85
49	Trakya Cam Sanayi A.S. (l)	177
3	Tupras Turkiye Petrol Rafine (l)	58
157	Turkiye Garanti Bankasi A.S. (a) (l)	467
116	Turkiye Is Bankasi (l)	804
99	Vestel Elektronik Sanayi (a) (l)	354
130	Yapi ve Kredi Bankasi (a) (l)	536

		7,223

United Kingdom — 10.1%
30	3i Group plc (l)	417
34	Aegis Group plc (l)	84
5	Aggreko plc (l)	22
10	Alliance Unichem plc (l)	158
12	Amec plc (l)	78

Shares	Security Description	Value

29	Amvescap plc (l)	190
104	Anglo American plc (l)	3,121
52	ARM Holdings plc (l)	107
7	Arriva plc (l)	70
7	Associated British Ports Holdings plc (l)	66
73	AstraZeneca plc (l)	3,399
104	Aviva plc (l)	1,139
57	BAA plc (l)	632
144	BAE Systems plc (l)	873
16	Balfour Beatty plc (l)	93
285	Barclays plc (l)	2,878
17	Barratt Developments plc (l)	231
14	BBA Group plc (l)	72
3	Bellway plc (l)	52
3	Berkeley Group Holdings plc Unit (a) (l)	48
165	BG Group plc (l)	1,566
107	BHP Billiton plc (l)	1,737
19	BOC Group plc (l)	388
42	Boots Group plc (l)	452
3	Bovis Homes Group plc (l)	33
954	BP plc (l)	11,262
18	BPB plc (l)	228
44	Brambles Industries plc (l)	272
6	Britannic Group plc (l)	71
20	British Airways plc (a) (l)	105
71	British American Tobacco plc (l)	1,487
33	British Land Co. plc (l)	545
53	British Sky Broadcasting plc (l)	523
1	Brixton plc (l)	4
374	BT Group plc (l)	1,468
14	Bunzl plc (l)	143
102	Cable & Wireless plc (l)	258
101	Cadbury Schweppes plc (l)	1,016
25	Capita Group plc (l)	167
8	Carnival plc (l)	416
11	Cattles plc (l)	58
185	Centrica plc (l)	805
4	Close Brothers Group plc (l)	63
36	Cobham plc (l)	102
112	Compass Group plc (l)	406
26	Cookson Group plc (a) (l)	152
186	Corus Group plc (l)	169
8	Daily Mail & General Trust (l)	98
3	Davis Service Group plc (l)	26
5	De La Rue plc (l)	32
81	Depfa Bank plc (l)	1,298
133	Diageo plc (l)	1,912
95	Dixons Group plc (l)	253
5	DX Services plc (l)	32
18	Eircom Group plc (l)	43

Shares	Security Description	Value

35	Electrocomponents plc (l)	150
10	Emap plc (l)	139
43	EMI Group plc (l)	185
200	Energis plc (a) (l)	3
13	Enterprise Inns plc (l)	192
10	Exel plc (l)	219
9	Filtrona plc (a) (l)	44
9	First Choice Holidays plc (l)	34
15	Firstgroup plc (l)	89
16	FKI plc (l)	31
74	Friends Provident plc (l)	244
28	Gallaher Group plc (l)	438
49	GKN plc (l)	254
261	GlaxoSmithKline plc (l)	6,669
1	Great Portland Estates plc (l)	4
43	Group 4 Securicor plc (a) (l)	114
44	GUS plc (l)	662
8	Hammerson plc (l)	136
44	Hanson plc (l)	453
95	Hays plc (l)	207
174	HBOS plc (l)	2,623
93	Hilton Group plc (l)	519
11	HMV Group plc (l)	40
497	HSBC Holdings plc (l)	8,041
19	ICAP plc (l)	124
11	IMI plc (l)	80
56	Imperial Chemical Industries plc (l)	298
33	Imperial Tobacco Group plc (l)	942
3	Inchcape plc (l)	118
25	Intercontinental Hotels Group plc (l)	323
86	International Power plc (a) (l)	378
4	Intertek Group plc (l)	48
223	Invensys plc (a) (l)	57
8	iSOFT Group plc (l)	63
191	ITV plc (l)	381
61	J Sainsbury plc (l)	303
8	Johnson Matthey plc (l)	160
13	Kelda Group plc (l)	163
32	Kesa Electricals plc (l)	144
98	Kingfisher plc (l)	375
31	Land Securities Group plc (l)	822
304	Legal & General Group plc (l)	609
6	Liberty International plc (l)	100
247	Lloyds TSB Group plc (l)	2,032
38	LogicaCMG plc (l)	117
10	London Stock Exchange plc (l)	98
13	Man Group plc (l)	366
9	Marconi Corp. plc (a) (l)	48
89	Marks & Spencer Group plc (l)	590

Shares	Security Description	Value

15	Meggitt plc (l)	87
15	MFI Furniture plc (l)	28
28	Misys plc (l)	101
41	Mitchells & Butlers plc (l)	266
5	National Express Group plc (l)	78
122	National Grid plc (l)	1,141
11	Next plc (l)	258
25	Old Mutual plc (l)	62
37	Pearson plc (l)	434
45	Peninsular & Oriental Steam Navigation Co. (l)	266
11	Persimmon plc (l)	159
68	Pilkington plc (l)	166
6	Premier Farnell plc (l)	16
10	Provident Financial plc (l)	108
104	Prudential plc (l)	941
9	Punch Taverns plc (l)	127
48	Rank Group plc (l)	252
26	Reckitt Benckiser plc (l)	806
61	Reed Elsevier plc	561
94	Rentokil Initial plc (l)	274
62	Reuters Group plc (l)	413
38	Rexam plc (l)	349
49	Rio Tinto plc (l)	2,015
66	Rolls-Royce Group plc (a) (l)	438
122	Royal & Sun Alliance Insurance Group plc (l)	208
141	Royal Bank of Scotland Group plc (l)	4,001
122	Royal Dutch Shell PLC (l)	4,209
38	SABMiller plc (l)	742
65	Sage Group plc (l)	266
13	Schroders plc (l)	211
33	Scottish & Newcastle plc (l)	269
36	Scottish & Southern Energy plc (l)	652
98	Scottish Power plc (l)	985
15	Serco Group plc (l)	69
13	Severn Trent plc (l)	235
66	Signet Group plc (l)	120
9	Slough Estates plc (l)	87
34	Smiths Group plc (l)	567
7	SSL International plc (l)	32
34	Stagecoach Group plc (l)	67
20	Tate & Lyle plc (l)	161
41	Taylor Woodward plc (l)	232
339	Tesco plc (l)	1,851
27	Tomkins plc (l)	139
4	Travis Perkins plc (l)	92
10	Trinity Mirror plc (l)	109
121	Unilever plc (l)	1,268
10	United Business Media plc (l)	97
27	United Utilities plc (l)	312
2,891	Vodafone Group plc (l)	7,521

Shares	Security Description	Value

8	Whitbread plc (l)	128
10	William Hill plc (l)	102
15	Wimpey George plc (l)	112
25	Wolseley plc (l)	531
61	Woolworths Group plc (l)	36
50	WPP Group plc (l)	508
29	Yell Group plc (l)	243

		107,057

	Total Common Stocks (Cost $662,454)	1,014,907

iShares — 0.2%
Germany — 0.1%
38	MSCI Germany Index Fund (l)	738

Hong Kong — 0.0% (g)
1	MSCI Hong Kong Index (l)	11

Pacific ex-Japan — 0.1%
13	MSCI Pacific ex-Japan Index Fund (l)	1,317

Singapore — 0.0% (g)
8	MSCI Singapore Index Fund (l)	62

	Total iShares (Cost $1,909)	2,128

Preferred Stocks — 1.0%
Brazil — 0.6%
65	Aracruz Celulose S.A. (l)	262
11	Banco Bradesco S.A. (l)	548
5	Banco Itau Holding Financeira S.A. (l)	1,156
7,316	Brasil Telecom Participacoes S.A. (l)	62
5,986	Cia Brasileira de Distribuicao Grupo Pao de Acucar (l)	172
788	Cia de Bebidas das Americas (l)	293
2,930	Cia Energetica de Minas Gerais S.A. (l)	111
39	Cia Vale do Rio Doce (l)	1,509
33	Contax Participacoes S.A. (l)	21
110	Petroleo Brasileiro S.A. (l)	1,760
33	Tele Norte Leste Participacoes (l)	546
8	Telesp Celular Participacoes S.A. (a) (l)	33
23	Uniao De Bancos Brasileiros (l)	96
13	Votorantim Celulosee e Papel S.A. (l)	173

		6,742

Germany — 0.4%
2	Fresenius Medical Care AG (l)	139
11	Henkel KGaA (l)	1,011
2	Porsche AG (l)	1,511
12	RWE AG (l)	711
17	Volkswagen AG (l)	761

		4,133

Singapore — 0.0% (g)
34	Oversea-Chinese Banking Corp. (a) (l)	21

	Total Preferred Stocks (Cost $5,188)	10,896

Number of
Rights
Rights — 0.0% (g)
Brazil — 0.0% (g)
11	Rio Bond expiring 12/31/09 (l)	-(h)

Ireland — 0.0% (g)
8	Eircom Group plc expiring 10/30/05 (l)	6

Norway — 0.0% (g)
26	Norske Skogindustrier ASA expiring 10/13/05 (l)	46

	Total Rights (Cost $-(h))	52

Number of
Warrants
Warrants — 0.0% (g)
Singapore — 0.0% (g)
5	City Developments Ltd. expiring 5/10/06 (a) (l) (Cost $-)	20

	Total Long-Term Investments (Cost $669,551)	1,028,003

Shares
Short-Term Investments — 0.6%
Investment Company — 0.5%
4,797	JPMorgan Liquid Assets Money Market Fund (b)	4,797

Principal Amount
U.S. Treasury Obligation — 0.1%
$820	U.S. Treasury Bills 3.11%, 12/08/05 (k) (n)	815

	Total Short-Term Investments (Cost $5,612)	5,612

Investments of Cash Collateral for Securities Loaned — 15.1%
Repurchase Agreements — 15.1%
30,000	Banc of America Securities LLC, 3.77%, dated 09/30/05, due 11/01/05, repurchase price $30,101, collateralized by U.S. Government Agency Mortgages	30,000
22,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05, repurchase price $22,007, collateralized by U.S. Government Agency Securities	22,000
22,000	HSBC Securities, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $22,007, collateralized by U.S. Government Agency Securities	22,000
31,000	Lehman Brothers, Inc., 4.06%, dated 09/30/05, due 10/03/05, repurchase price $31,010, collateralized by equity securities	31,000
7,795	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $7,798, collateralized by U.S. Government Agency Securities	7,795
22,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $22,007, collateralized by U.S. Government Agency Securities	22,000
22,000	UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05, repurchase price $22,007, collateralized by U.S. Government Agency Securities	22,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $156,795)	156,795

Total Investments — 114.7% (Cost $831,958)		$1,190,410
Liabilities in Excess of Other Assets — (14.7)%		(152,682)

Net Assets — 100.0%		$1,037,728

Percentages indicated are based on net assets.
Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	All or a portion of this security is segregated for current or potential of forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
COP	Certificate of Participation
CVA	Dutch Certification
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Risparmio Non-Convertible Savings Shares
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,922
Aggregate gross unrealized depreciation	(30,470)

Net unrealized appreciation/depreciation	$358,452

Federal income tax cost of investments	$831,958

Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)

Net
Unrealized
				Value at	Appreciation
			Settlement	09/30/05	(Depreciation)
Contracts to Sell		Settlement Date	Value (USD)	(USD)	(USD)

19,000,000	JPY	10/3/2005	$168	$167	$1
Futures Contracts
(Amounts in thousands, except number of contracts)

			Notional	Unrealized
			Value at	Appreciation
Number of			09/30/05	(Depreciation)
Contracts	Description	Expiration Date	(USD)	(USD)

110	Dow Jones Euro Stoxx	December, 2005	$4,543	$113
18	FTSE 100 Index	December, 2005	1,741	29
26	Topix Index	December, 2005	3,226	299

				$441

Summary of Investments by Industry, September 30, 2005
The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry
Finance	26.6%
Consumer Discretionary	12.1
Industrials	10.8
Materials	8.9
Energy	7.9
Telecommunication Services	7.8
Utilities	6.7
Information Technology	5.7
Health Care	5.6
Consumer Staples	5.5
iShares	0.2
Investments of Cash Collateral for Securities on Loan	15.1
Short-Term Investments	0.6

Total	113.5%

JPMorgan Equity Income Fund	JPMorgan Equity Income Fund
Schedule of Portfolio Investments As of September 30, 2005 (Unaudited) (Amounts in thousands)

	Shares	Security Description	Value

Long-Term Investments — 96.6%
Common Stocks — 96.6%
Aerospace & Defense — 0.9%
	77	United Technologies Corp.	$4,012

Beverages — 3.1%
	100	Anheuser-Busch Cos., Inc.	4,317
	214	Coca-Cola Co. (The)	9,260

			13,577

Capital Markets — 2.3%
	156	Bank of New York Co., Inc. (The)	4,600
	100	Morgan Stanley	5,415

			10,015

Chemicals — 2.6%
	68	Air Products & Chemicals, Inc.	3,771
	90	Dow Chemical Co. (The)	3,759
	35	International Flavors & Fragrances, Inc.	1,247
	41	PPG Industries, Inc.	2,433

			11,210

Commercial Banks — 10.9%
	253	Bank of America Corp.	10,642
	110	Compass Bancshares, Inc.	5,051
	73	Fifth Third Bancorp	2,670
	198	North Fork Bancorp, Inc.	5,049
	45	SunTrust Banks, Inc.	3,146
	124	TCF Financial Corp.	3,307
	306	U.S. Bancorp	8,581
	155	Wells Fargo & Co.	9,049

			47,495

Commercial Services & Supplies — 2.8%
	200	Cendant Corp.	4,124
	101	Pitney Bowes, Inc.	4,228
	126	Waste Management, Inc.	3,602

			11,954

Construction Materials — 1.4%
	41	Cemex S.A. de C.V. ADR (Mexico)	2,145
	53	Vulcan Materials Co.	3,918
			6,063

Consumer Finance — 1.4%
	253	MBNA Corp.	6,244

Containers & Packaging — 0.9%
	93	Temple-Inland, Inc.	3,817

Diversified Financial Services — 2.9%
	273	Citigroup, Inc.	12,418

Diversified Telecommunication Services — 8.1%
	231	Alltel Corp.	15,035
	102	BellSouth Corp.	2,693
	152	Consolidated Communications Holdings, Inc. (a)	2,063
	161	Fairpoint Communications, Inc.	2,354

JPMorgan Equity Income Fund

	Shares	Security Description	Value

	181	SBC Communications, Inc.	4,336
	274	Verizon Communications, Inc.	8,961

			35,442

Electric Utilities — 2.1%
	54	American Electric Power Co., Inc.	2,140
	33	ITC Holdings Corp.	962
	130	Northeast Utilities	2,597
	84	PG&E Corp.	3,309

			9,008

Electrical Equipment — 0.9%
	54	Emerson Electric Co.	3,884

Food Products — 2.2%
	109	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,975
	123	HJ Heinz Co.	4,498
	98	Sara Lee Corp.	1,865

			9,338

Gas Utilities — 2.5%
	297	AGL Resources, Inc.	11,003

Health Care Equipment & Supplies — 0.5%
	32	Guidant Corp.	2,170

Hotels, Restaurants & Leisure — 0.9%
	63	Harrah’s Entertainment, Inc.	4,100

Household Products — 0.8%
	59	Clorox Co.	3,294

Industrial Conglomerates — 4.2%
	483	General Electric Co.	16,266
	100	Reddy Ice Group, Inc.	2,053

			18,319

Insurance — 7.5%
	82	Allstate Corp. (The)	4,534
	170	Chubb Corp.	15,188
	65	Hartford Financial Services Group, Inc.	5,031
	63	IPC Holdings Ltd. (Bermuda)	2,047
	111	Old Republic International Corp.	2,966
	68	St. Paul Travelers Cos., Inc. (The)	3,051

			32,817

Machinery — 1.0%
	35	Caterpillar, Inc.	2,080
	36	Eaton Corp.	2,288

			4,368

Marine — 0.8%
		Seaspan Corp.
	170	(China)	3,293

Media — 3.3%
	115	Clear Channel Communications, Inc.	3,786
	407	Regal Entertainment Group, Class A	8,160
	129	Westwood One, Inc.	2,560

			14,506

JPMorgan Equity Income Fund

	Shares	Security Description	Value

Multiline Retail — 0.2%
	10	Federated Department Stores, Inc.	667

Oil, Gas & Consumable Fuels — 9.4%
	121	Chevron Corp.	7,848
	121	ConocoPhillips	8,487
	226	Exxon Mobil Corp.	14,335
	61	Kinder Morgan, Inc.	5,818
	68	Royal Dutch Shell plc	4,463

			40,951

Paper & Forest Products — 1.8%
	159	MeadWestvaco Corp.	4,381
	53	Weyerhaeuser Co.	3,630

			8,011

Pharmaceuticals — 4.3%
	52	Eli Lilly & Co.	2,805
	137	Johnson & Johnson	8,657
	92	Pfizer, Inc.	2,297
	110	Wyeth	5,108

			18,867

Real Estate — 4.7%
	106	Global Signal, Inc. REIT (m)	4,729
	76	iStar Financial, Inc. REIT	3,081
	41	Public Storage, Inc. REIT	2,754
	66	Rayonier, Inc. REIT	3,812
	70	Regency Centers Corp. REIT	3,998
	81	W.P. Carey & Co. LLC	2,183

			20,557

Software — 0.8%
	141	Microsoft Corp.	3,636

Specialty Retail — 1.2%
	259	Limited Brands, Inc.	5,284

Textiles, Apparel & Luxury Goods — 2.6%
	196	V.F. Corp.	11,351

Thrifts & Mortgage Finance — 3.7%
	156	Freddie Mac	8,814
	193	New York Community Bancorp, Inc.	3,161
	106	Washington Mutual, Inc.	4,165

			16,140

Tobacco — 3.9%
	106	Altria Group, Inc.	7,835
	227	Loews Corp. — Carolina Group	8,984

			16,819

		Total Common Stocks (Cost $306,072)	420,630

Convertible Bond — 0.5%
Media — 0.5%
	3,000	Liberty Media Corp. (Cost $2,897)	2,325

JPMorgan Equity Income Fund

	Shares	Security Description	Value

Convertible Preferred Stocks — 1.5%
Health Care Equipment & Supplies — 0.7%
	50	Baxter International, Inc.	2,850

Media — 0.8%
	40	Tribune Co.	3,270

		Total Convertible Preferred Stocks
		(Cost $5,912)	6,120

		Total Long-Term Investments (Cost $314,881)	429,075

Short-Term Investment — 2.0%
Investment Company — 2.0%
	8,637	JPMorgan Liquid Assets Money Market Fund (b) (Cost $8,637)	8,637

Principal
Amount
Investments of Cash Collateral for Securities on Loan — 7.4%
Certificate of Deposit — 0.1%
	$224	Natexis Banques Populaires, 4.12%, 10/03/05	224
	374	World Savings Bank FSB, 3.87%, 12/15/05	374

			598

Corporate Notes — 0.4%
	150	Citigroup Global Markets Holdings, Inc., 3.94%, 12/12/05	150
	224	General Electric Co., 3.70%, 10/24/05	224
	523	Greenwich Capital Holdings, Inc., 4.25%, 10/11/05	523
	235	HBOS Treasury Services plc, 3.71%, 10/03/05	235
		Lehman Brothers Holdings,
	150	4.02%, 10/03/05	150
	299	4.14%, 10/03/05	299
	118	MBIA Global Funding LLC, 3.93%, 10/26/05	118
	149	Sigma Finance, Inc., 4.10%, 10/03/05	149

			1,848

Repurchase Agreements — 6.9%
	6,000	Banc of America Securities LLC, 3.95%, dated 09/30/05, due 10/03/05, repurchase price $6,002, collateralized by U.S. Government Agency Securities	6,000
	6,000	HSBC Securities, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $6,002, collateralized by U.S. Government Agency Securities	6,000
	6,000	Lehman Brothers, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $6,002, collateralized by U.S. Government Agency Securities	6,000
	5,736	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase price $5,738, collateralized by U.S. Government Agency Securities	5,736
	6,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $6,002, collateralized by U.S. Government Agency Securities	6,000

			29,736

		Total Investments of Cash Collateral for Securities on Loan (Cost $32,182)	32,182

Total Investments — 108.0%
(Cost $355,700)			$469,894
Liabilities in Excess of Other Assets — (8.0)%			(34,650)

Net Assets — 100.0%			$435,244

Percentages indicated are based on net assets.

JPMorgan Equity Income Fund
Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,724
Aggregate gross unrealized depreciation	(8,530)

Net unrealized appreciation/depreciation	$114,194

Federal income tax cost of investments	$355,700

JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Long-Term Investments — 99.0%
Common Stocks — 99.0%
Aerospace & Defense — 3.7%
439	Boeing Co.	$29,823
146	General Dynamics Corp.	17,410
253	Lockheed Martin Corp.	15,449

		62,682

Air Freight & Logistics — 1.0%
309	Expeditors International of Washington, Inc.	17,534

Biotechnology — 5.1%
465	Amgen, Inc. (a)	37,066
296	Genentech, Inc. (a)	24,897
263	Gilead Sciences, Inc. (a)	12,838
368	MedImmune, Inc. (a)	12,384

		87,185

Capital Markets — 0.9%
173	Franklin Resources, Inc.	14,491

Chemicals — 0.8%
294	Praxair, Inc.	14,090

Commercial Services & Supplies — 2.3%
125	Apollo Group, Inc., Class A (a)	8,295
154	Corporate Executive Board Co.	12,009
234	Education Management Corp. (a)	7,555
315	Robert Half International, Inc.	11,197

		39,056

Communications Equipment — 7.0%
1,045	Cisco Systems, Inc. (a)	18,735
1,506	Corning, Inc. (a)	29,110
529	Juniper Networks, Inc. (a)	12,583
883	Motorola, Inc.	19,513
754	QUALCOMM, Inc.	33,748
75	Research In Motion Ltd. (Canada) (a)	5,137

		118,826

Computers & Peripherals — 4.4%

Shares	Security Description	Value

477	Apple Computer, Inc. (a)	25,556
1,100	Dell, Inc. (a)	37,631
904	EMC Corp. (a)	11,691

		74,878

Diversified Financial Services — 3.0%
87	Chicago Mercantile Exchange Holdings, Inc.	29,507
345	Lazard Ltd. (Bermuda), Class A	8,721
258	Moody’s Corp.	13,163

		51,391

Diversified Telecommunication Services — 1.0%
677	Sprint Corp.	16,109

Electrical Equipment — 0.8%
345	Roper Industries, Inc.	13,555

Electronic Equipment & Instruments — 0.0% (g)
18	Symbol Technologies, Inc.	171

Energy Equipment & Services — 1.2%
60	Schlumberger Ltd. (Neth. Antilles)	5,037
471	Smith International, Inc.	15,704

		20,741

Food & Staples Retailing — 2.4%
193	Costco Wholesale Corp.	8,308
912	CVS Corp.	26,471
207	Sysco Corp.	6,486

		41,265

Health Care Equipment & Supplies — 3.1%
91	Bausch & Lomb, Inc.	7,358
192	Fisher Scientific International, Inc. (a)	11,882
93	Guidant Corp.	6,389
416	Medtronic, Inc.	22,279
67	Zimmer Holdings, Inc. (a)	4,609

		52,517

Health Care Providers & Services — 7.7%
184	Aetna, Inc.	15,824
300	DaVita, Inc. (a)	13,821
495	HCA, Inc.	23,706

Shares	Security Description	Value

280	Laboratory Corp. of America Holdings (a)	13,651
385	Medco Health Solutions, Inc. (a)	21,126
763	UnitedHealth Group, Inc.	42,874

		131,002

Hotels, Restaurants & Leisure — 2.4%
377	Carnival Corp. (Panama)	18,837
348	Marriott International, Inc., Class A	21,911

		40,748

Household Durables — 1.0%
363	Toll Brothers, Inc. (a)	16,229

Household Products — 3.1%
890	Procter & Gamble Co.	52,901

Industrial Conglomerates — 4.0%
2,028	General Electric Co.	68,266

Insurance — 0.7%
183	Prudential Financial, Inc.	12,357

Internet & Catalog Retail — 0.7%
295	eBay, Inc. (a)	12,161

Internet Software & Services — 3.4%
109	Google, Inc., Class A (a)	34,382
372	VeriSign, Inc. (a)	7,956
463	Yahoo!, Inc. (a)	15,656

		57,994

IT Services — 4.1%
246	Affiliated Computer Services, Inc., Class A (a)	13,416
509	Automatic Data Processing, Inc.	21,925
434	Cognizant Technology Solutions Corp., Class A (a)	20,201
373	Iron Mountain, Inc. (a)	13,695

		69,237

Machinery — 0.6%
187	Danaher Corp.	10,072

Media — 1.5%

Shares	Security Description	Value

141	Getty Images, Inc. (a)	12,093
361	XM Satellite Radio Holdings, Inc., Class A (a)	12,949

		25,042

Metals & Mining — 0.4%
153	United States Steel Corp.	6,469

Multiline Retail — 2.3%
306	Kohl’s Corp. (a)	15,340
455	Target Corp.	23,624

		38,964

Oil, Gas & Consumable Fuels — 3.8%
325	EOG Resources, Inc.	24,342
402	Newfield Exploration Co. (a)	19,714
176	Valero Energy Corp.	19,865

		63,921

Personal Products — 1.3%
390	Gillette Co. (The)	22,703

Pharmaceuticals — 6.2%
484	Abbott Laboratories	20,520
826	Johnson & Johnson	52,272
198	Sepracor, Inc. (a)	11,662
434	Wyeth	20,058

		104,512

Road & Rail — 0.6%
183	Burlington Northern Santa Fe Corp.	10,937

Semiconductors & Semiconductor Equipment — 4.4%
555	Altera Corp. (a)	10,608
154	Analog Devices, Inc.	5,721
1,131	Intel Corp.	27,889
105	KLA-Tencor Corp.	5,115
235	Linear Technology Corp.	8,851
363	Marvell Technology Group Ltd. (Bermuda) (a)	16,742
-(h)	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan), ADR	—	(h)

		74,926

Software — 5.3%
538	Adobe Systems, Inc.	16,068

Shares	Security Description	Value

389	Autodesk, Inc.	18,084
2,164	Microsoft Corp.	55,680

		89,832

Specialty Retail — 4.5%
159	Home Depot, Inc.	6,053
650	Lowe’s Cos., Inc.	41,847
298	Michaels Stores, Inc.	9,842
855	Staples, Inc.	18,218

		75,960

Textiles, Apparel & Luxury Goods — 0.8%
426	Coach, Inc. (a)	13,344

Tobacco — 2.0%
451	Altria Group, Inc.	33,258

Wireless Telecommunication Services — 1.5%
1,031	Crown Castle International Corp. (a)	25,394

	Total Long-Term Investments
	(Cost $1,352,126)	1,680,720

Short-Term Investment — 1.0%
Investment Company — 1.0%
16,777	JPMorgan Liquid Assets Money Market Fund (b) (m)
	(Cost $16,777)	16,777

Principal
Amount

Investments of Cash Collateral for Securities on Loan — 6.1%
Certificate of Deposit — 0.2%
$1,085	Natexis Banques Populaires, 4.12%, 10/03/05	1,085
1,809	World Savings Bank FSB, 3.87%, 12/15/05	1,809

		2,894

Corporate Notes — 0.9%
731	Citigroup Global Markets Holdings, Inc., 3.94%, 12/12/05	731
2,085	General Electric Co., 3.70%, 10/24/05	2,085
2,533	Greenwich Capital Holdings, Inc., 4.25%, 10/11/05	2,533
1,085	HBOS Treasury Services plc, 3.71%, 10/03/05	1,085
	Lehman Brothers Holdings
724	4.02%, 10/03/05	724

Shares	Security Description	Value

1,447	4.14%, 10/03/05	1,447
543	MBIA Global Funding LLC, 3.93%, 10/26/05	543
5,500	Morgan Stanley, 4.12%, 10/03/05	5,500
724	Sigma Finance, Inc., 4.10%, 10/03/05	724

		15,372

Repurchase Agreements — 5.0%
15,000	Banc of America Securities LLC, 3.77%, dated 09/30/05,
	due 11/01/05, repurchase price $15,050, collateralized by
	U.S. Government Agency Mortgages	15,000
19,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05,
	repurchase price $19,006, collateralized by U.S.
	Government Agency Securities	19,000
20,000	HSBC Securities, Inc., 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $20,006, collateralized by
	U.S. Government Agency Securities	20,000
9,000	Lehman Brothers, Inc., 4.06%, dated 09/30/05, due
	10/03/05, repurchase price $9,003, collateralized by
	various equity securities	9,000
21,836	Merrill Lynch Securities, 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $21,843, collateralized by
	U.S. Government Agency Securities	21,836

		84,836

	Investments of Cash Collateral for Securities on Loan
	(Cost $103,102)	103,102

Total Investments — 106.1%
(Cost $1,472,005)		$1,800,599
Liabilities in Excess of Other Assets — (6.1)%		(103,834)

Net Assets — 100.0% $		1,696,765

Percentages indicated are based on net assets.
Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR American Depositary Receipt
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$343,181
Aggregate gross unrealized depreciation	(14,587)

Net unrealized appreciation/depreciation	$328,594

Federal income tax cost of investments	$1,472,005

JPMorgan Multi-Cap Market Neutral Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Long-Term Investments — 94.0%
Common Stocks — 94.0%
Aerospace & Defense — 1.7%
145	Armor Holdings, Inc. (a) (m)	$6,218
81	Lockheed Martin Corp. (m)	4,931
94	Northrop Grumman Corp. (m)	5,092
118	Precision Castparts Corp. (m)	6,277
109	Raytheon Co. (m)	4,153

		26,671

Air Freight & Logistics — 0.3%
89	CNF, Inc. (m)	4,672

Airlines — 0.4%
228	Continental Airlines, Inc., Class B (a) (m)	2,201
172	Skywest, Inc. (m)	4,618

		6,819

Auto Components — 0.8%
261	ArvinMeritor, Inc. (m)	4,359
414	Goodyear Tire & Rubber Co. (The) (a) (m)	6,462
75	TRW Automotive Holdings Corp. (a) (m)	2,212

		13,033

Automobiles — 0.3%
518	Ford Motor Co. (m)	5,105

Beverages — 0.9%
239	Coca-Cola Enterprises, Inc. (m)	4,655
168	Pepsi Bottling Group, Inc. (m)	4,795
176	PepsiAmericas, Inc. (m)	3,991

		13,441

Biotechnology — 2.1%
61	Amgen, Inc. (a) (m)	4,891
141	Applera Corp.- Applied Biosystems Group (m)	3,282
119	Cephalon, Inc. (a) (m)	5,523
73	Invitrogen Corp. (a) (m)	5,467
76	Medarex, Inc. (a) (m)	725
281	Millennium Pharmaceuticals, Inc. (a) (m)	2,622
92	Nabi Biopharmaceuticals (a) (m)	1,202
104	Telik, Inc. (a) (m)	1,705
113	United Therapeutics Corp. (a) (m)	7,880

		33,297

Capital Markets — 0.6%
11	Bear Stearns Cos., Inc. (The) (m)	1,191
56	Lehman Brothers Holdings, Inc. (m)	6,500
19	Merrill Lynch & Co., Inc. (m)	1,178
161	QLT, Inc. (Canada) (a) (m)	1,231

		10,100

Chemicals — 1.7%
149	Chempura Corp. (m)	1,849
63	H.B. Fuller Co. (m)	1,971
328	Hercules, Inc. (a) (m)	4,011
109	Lubrizol Corp. (m)	4,726
186	Lyondell Chemical Co. (m)	5,330
244	Olin Corp. (m)	4,634
88	Rohm & Haas Co. (m)	3,604

		26,125

Shares	Security Description	Value

Commercial Banks — 2.5%
116	Bank of America Corp. (m)	4,896
93	Comerica, Inc. (m)	5,479
255	First Bancorp (m)	4,320
99	First Horizon National Corp. (m)	3,586
132	Keycorp	4,248
128	National City Corp. (m)	4,288
100	Popular, Inc. (m)	2,427
86	UnionBanCal Corp. (m)	5,994
34	Wachovia Corp. (m)	1,620
28	Zions Bancorp (m)	2,010

		38,868

Commercial Services & Supplies — 2.0%
150	Administaff, Inc. (m)	5,957
103	Career Education Corp. (a) (m)	3,673
276	Cendant Corp. (m)	5,698
79	Labor Ready, Inc. (a) (m)	2,022
85	Manpower, Inc. (m)	3,762
133	Monster Worldwide, Inc. (a) (m)	4,099
163	R.R. Donnelley & Sons Co. (m)	6,038

		31,249

Communications Equipment — 2.4%
125	ADC Telecommunications, Inc. (a) (m)	2,853
158	Arris Group, Inc. (a) (m)	1,868
511	Avaya, Inc. (a) (m)	5,266
257	CommScope, Inc. (a) (m)	4,454
286	Emulex Corp. (a) (m)	5,789
438	Powerwave Technologies, Inc. (a) (m)	5,692
233	Tekelec (a) (m)	4,888
660	Tellabs, Inc. (a) (m)	6,942

		37,752

Computers & Peripherals — 2.1%
556	Brocade Communications Systems, Inc. (a) (m)	2,270
221	Hewlett-Packard Co. (m)	6,443
151	Komag, Inc. (a) (m)	4,839
927	Maxtor Corp. (a) (m)	4,078
321	Seagate Technology (Cayman Islands) (a) (m)	5,089
1,097	Sun Microsystems, Inc. (a) (m)	4,298
433	Western Digital Corp. (a) (m)	5,593

		32,610

Construction & Engineering — 0.4%
273	Shaw Group, Inc. (The) (a) (m)	6,726

Construction Materials — 0.5%
63	Eagle Materials, Inc. (m)	7,701

Consumer Finance — 0.3%
33	CompuCredit Corp. (a) (m)	1,446
132	First Marblehead Corp. (The) (m)	3,357

		4,803

Shares	Security Description	Value

Containers & Packaging — 0.5%
140	Crown Holdings, Inc. (a) (m)	2,226
286	Owens-Illinois, Inc. (a) (m)	5,891

		8,117

Distributors — 0.3%
152	WESCO International, Inc. (a) (m)	5,134

Diversified Financial Services — 0.3%
113	CIT Group, Inc.	5,111

Diversified Telecommunication Services — 0.8%
123	CenturyTel, Inc. (m)	4,306
934	Qwest Communications International, Inc. (a) (m)	3,831
196	Sprint Corp. (m)	4,670

		12,807

Electric Utilities — 3.4%
24	Allete, Inc. (m)	1,104
117	Alliant Energy Corp. (m)	3,406
143	American Electric Power Co., Inc.	5,658
474	CenterPoint Energy, Inc. (m)	7,042
173	Edison International (m)	8,157
233	Pepco Holdings, Inc. (m)	5,415
129	PG&E Corp. (m)	5,052
105	Progress Energy, Inc. (m)	4,711
138	Puget Energy, Inc. (m)	3,242
282	TECO Energy, Inc. (m)	5,083
16	TXU Corp. (m)	1,794
62	WPS Resources Corp. (m)	3,599

		54,263

Electronic Equipment & Instruments — 2.6%
207	Arrow Electronics, Inc. (a) (m)	6,484
281	Avnet, Inc. (a) (m)	6,872
293	Celestica, Inc. (Canada) (a) (m)	3,311
349	Flextronics International Ltd. (Singapore) (a) (m)	4,485
232	Ingram Micro, Inc., Class A (a) (m)	4,297
111	Itron, Inc. (a) (m)	5,048
854	Sanmina-SCI Corp. (a) (m)	3,664
1,488	Solectron Corp. (a) (m)	5,818

		39,979

Energy Equipment & Services — 3.8%
263	Global Industries Ltd. (a) (m)	3,876
195	Grant Prideco, Inc. (a) (m)	7,936
87	Helmerich & Payne, Inc. (m)	5,268
92	Lone Star Technologies, Inc. (a) (m)	5,127
142	NS Group, Inc. (a) (m)	5,584
160	Oil States International, Inc. (a) (m)	5,797
147	Patterson-UTI Energy, Inc. (m)	5,317
242	Superior Energy Services, Inc. (a) (m)	5,581
114	Unit Corp. (a) (m)	6,310
244	Veritas DGC, Inc. (a) (m)	8,926

		59,722

Food & Staples Retailing — 1.7%
145	Albertson’s, Inc. (m)	3,726

Shares	Security Description	Value

249	Kroger Co. (The) (a) (m)	5,132
78	Pantry, Inc. (The) (a) (m)	2,913
93	Performance Food Group Co. (a) (m)	2,945
299	Safeway, Inc. (m)	7,664
152	SUPERVALU, Inc. (m)	4,736

		27,116

Food Products — 0.9%
184	Archer-Daniels-Midland Co. (m)	4,548
59	Dean Foods Co. (a) (m)	2,307
161	Pilgrim’s Pride Corp., Class B (m)	5,869
80	Tyson Foods, Inc., Class A (m)	1,444

		14,168

Gas Utilities — 0.3%
150	UGI Corp. (m)	4,235

Health Care Equipment & Supplies — 1.7%
126	Baxter International, Inc. (m)	5,025
46	Becton, Dickinson & Co. (m)	2,407
181	Boston Scientific Corp. (a) (m)	4,225
61	Hillenbrand Industries, Inc. (m)	2,860
70	Intuitive Surgical, Inc. (a)	5,138
80	Mentor Corp. (m)	4,395
78	Varian, Inc. (a) (m)	2,689

		26,739

Health Care Providers & Services — 4.4%
60	Aetna, Inc. (m)	5,167
79	AmerisourceBergen Corp. (m)	6,111
74	Caremark Rx, Inc. (a) (m)	3,690
74	Cigna Corp. (m)	8,678
96	Community Health Systems, Inc. (a) (m)	3,726
125	Express Scripts, Inc. (a) (m)	7,787
75	Genesis HealthCare Corp. (a) (m)	3,032
30	HCA, Inc. (m)	1,419
122	Health Net, Inc. (a) (m)	5,753
120	Humana, Inc. (a) (m)	5,757
169	Kindred Healthcare, Inc. (a) (m)	5,023
76	Magellan Health Services, Inc. (a) (m)	2,684
93	McKesson Corp. (m)	4,396
36	Triad Hospitals, Inc. (a) (m)	1,637
128	United Surgical Partners International, Inc. (a) (m)	5,015

		69,875

Home Furnishings — 0.2%
253	Tempur-Pedic International, Inc. (a) (m)	2,996

Hotels, Restaurants & Leisure — 2.4%
66	Ameristar Casinos, Inc. (m)	1,365
46	Brinker International, Inc. (a) (m)	1,722
138	CBRL Group, Inc. (m)	4,661
191	Darden Restaurants, Inc. (m)	5,814
123	Domino’s Pizza, Inc. (m)	2,880
180	GTECH Holdings Corp. (m)	5,767
143	Jack in the Box, Inc. (a) (m)	4,266
216	La Quinta Corp. (a) (m)	1,874

Shares	Security Description	Value

87	Marriott International, Inc., Class A (m)	5,503
96	Penn National Gaming, Inc. (a) (m)	2,981
51	Pinnacle Entertainment, Inc. (a) (m)	930

		37,763

Household Durables — 3.5%
217	American Greetings Corp., Class A (m)	5,955
54	Beazer Homes USA, Inc. (m)	3,189
75	Furniture Brands International, Inc. (m)	1,355
63	Hovnanian Enterprises, Inc., Class A (a) (m)	3,232
47	KB Home (m)	3,468
69	Lennar Corp., Class A (m)	4,130
58	MDC Holdings, Inc. (m)	4,596
30	Meritage Homes Corp. (a) (m)	2,303
3	NVR, Inc. (a) (m)	2,481
95	Pulte Homes, Inc. (m)	4,067
30	Ryland Group, Inc. (m)	2,080
105	Standard-Pacific Corp. (m)	4,340
95	Technical Olympic USA, Inc. (m)	2,476
90	Toll Brothers, Inc. (a) (m)	4,026
112	WCI Communities, Inc. (a) (m)	3,178
146	Yankee Candle Co., Inc. (m)	3,587

		54,463

Household Products — 1.0%
89	Clorox Co. (m)	4,935
59	Energizer Holdings, Inc. (a) (m)	3,355
62	Kimberly-Clark Corp. (m)	3,662
181	Spectrum Brands, Inc. (a) (m)	4,271

		16,223

Industrial Conglomerates — 0.3%
70	Textron, Inc. (m)	5,020

Insurance — 5.9%
105	ACE Ltd. (Cayman Islands) (m)	4,928
124	Allmerica Financial Corp. (a) (m)	5,095
74	Allstate Corp. (The) (m)	4,079
134	American Financial Group, Inc. (m)	4,562
96	Assurant, Inc. (m)	3,662
65	Chubb Corp. (m)	5,820
72	CNA Financial Corp. (a) (m)	2,154
240	Conseco, Inc. (a) (m)	5,061
104	First American Corp. (m)	4,756
44	Genworth Financial, Inc., Class A (m)	1,428
76	Hartford Financial Services Group, Inc. (m)	5,871
91	Lincoln National Corp. (m)	4,751
51	MBIA, Inc. (m)	3,068
104	Metlife, Inc. (m)	5,164
118	Nationwide Financial Services, Inc. (m)	4,728
111	Ohio Casualty Corp. (m)	3,000
28	Philadelphia Consolidated Holding Co. (a) (m)	2,388
104	Safeco Corp. (m)	5,559
110	St. Paul Travelers Cos., Inc. (The) (m)	4,944

Shares	Security Description	Value

78	UICI (m)	2,799
166	UnumProvident Corp. (m)	3,412
137	W.R. Berkley Corp. (m)	5,425

		92,654

Internet & Catalog Retail — 0.2%
122	Priceline.com, Inc. (a) (m)	2,362

Internet Software & Services — 1.7%
58	Digital Insight Corp. (a) (m)	1,515
107	Digital River, Inc. (a)	3,728
152	Infospace, Inc. (a) (m)	3,636
256	Internet Security Systems (a) (m)	6,150
189	McAfee, Inc. (a) (m)	5,930
202	VeriSign, Inc. (a) (m)	4,322
30	Websense, Inc. (a) (m)	1,532

		26,813

IT Services — 2.6%
114	Accenture Ltd., Class A (Bermuda) (a) (m)	2,902
141	BISYS Group, Inc. (The) (a) (m)	1,891
76	CACI International, Inc., Class A (a) (m)	4,585
117	Computer Sciences Corp. (a) (m)	5,540
177	CSG Systems International, Inc. (a) (m)	3,853
79	DST Systems, Inc. (a) (m)	4,332
121	Fiserv, Inc. (a) (m)	5,551
217	IAC/InteractiveCorp. (m)	5,505
227	Netflix, Inc. (a) (m)	5,910

		40,069

Leisure Equipment & Products — 0.1%
93	Eastman Kodak Co. (m)	2,264

Machinery — 3.4%
294	AGCO Corp. (a) (m)	5,346
71	Cummins, Inc. (m)	6,221
55	Eaton Corp. (m)	3,473
84	Gardner Denver, Inc. (a) (m)	3,752
94	Ingersoll-Rand Co., Ltd. (Bermuda), Class A (m)	3,608
170	Navistar International Corp. (a) (m)	5,506
74	PACCAR, Inc. (m)	5,039
54	Parker-Hannifin Corp. (m)	3,442
103	SPX Corp. (m)	4,714
133	Terex Corp. (a) (m)	6,566
207	Timken Co. (m)	6,135

		53,802

Media — 2.0%
54	Entercom Communications Corp. (a) (m)	1,713
59	Gannett Co., Inc. (m)	4,041
196	Liberty Global, Inc. (a) (m)	5,248
32	Media General, Inc., Class A (m)	1,855
57	Omnicom Group, Inc. (m)	4,768
81	R.H. Donnelley Corp. (a) (m)	5,122
67	Scholastic Corp. (a) (m)	2,494
46	Tribune Co. (m)	1,574

Shares	Security Description	Value

130	Viacom, Inc., Class B (m)	4,303

		31,118

Metals & Mining — 1.5%
768	AK Steel Holding Corp. (a) (m)	6,584
49	Freeport-McMoRan Copper & Gold, Inc., Class B (m)	2,359
56	Phelps Dodge Corp. (m)	7,323
156	United States Steel Corp. (m)	6,608

		22,874

Multi-Utilities — 1.5%
527	Aquila, Inc. (a) (m)	2,088
446	CMS Energy Corp. (a) (m)	7,342
92	Energen Corp. (m)	3,997
161	Energy East Corp. (m)	4,068
174	Oneok, Inc. (m)	5,917

		23,412

Multiline Retail — 0.7%
103	Dollar Tree Stores, Inc. (a) (m)	2,240
76	Federated Department Stores, Inc. (m)	5,080
88	J.C. Penney Co., Inc. (m)	4,169

		11,489

Oil & Gas Drilling — 0.2%
62	Diamond Offshore Drilling, Inc. (m)	3,816

Oil, Gas & Consumable Fuels — 4.9%
77	Anadarko Petroleum Corp. (m)	7,382
116	ConocoPhillips (m)	8,081
142	Devon Energy Corp. (m)	9,759
308	El Paso Corp. (m)	4,280
46	Houston Exploration Co. (a) (m)	3,115
62	Kerr-McGee Corp. (m)	5,975
92	Marathon Oil Corp. (m)	6,312
32	Newfield Exploration Co. (a) (m)	1,556
87	Overseas Shipholding Group, Inc. (m)	5,061
65	Pogo Producing Co. (m)	3,819
95	Stone Energy Corp. (a) (m)	5,769
123	Swift Energy Co. (a) (m)	5,634
24	Valero Energy Corp. (m)	2,705
160	Vintage Petroleum, Inc. (m)	7,312

		76,760

Paper & Forest Products — 0.7%
135	Georgia-Pacific Corp. (m)	4,591
217	Louisiana-Pacific Corp. (m)	6,012

		10,603

Personal Products — 0.1%
76	NU Skin Enterprises, Inc., Class A (m)	1,456

Pharmaceuticals — 2.7%
189	Alpharma, Inc., Class A (m)	4,713
202	Angiotech Pharmaceuticals, Inc. (Canada) (a) (m)	2,836
281	Biovail Corp. (Canada) (a) (m)	6,568
57	Bristol-Myers Squibb Co. (m)	1,380
114	Endo Pharmaceuticals Holdings, Inc. (a) (m)	3,053
326	King Pharmaceuticals, Inc. (a) (m)	5,014

Shares	Security Description	Value

114	Merck & Co., Inc. (m)	3,090
66	MGI Pharma, Inc. (a) (m)	1,544
126	Pfizer, Inc. (m)	3,156
110	Schering-Plough Corp. (m)	2,319
167	Valeant Pharmaceuticals International (m)	3,362
100	Watson Pharmaceuticals, Inc. (a) (m)	3,665
39	Wyeth (m)	1,827

		42,527

Real Estate — 0.8%
34	Camden Property Trust REIT (m)	1,882
52	CBL & Associates Properties, Inc. REIT (m)	2,119
42	General Growth Properties, Inc. REIT (m)	1,880
57	Highwoods Properties, Inc. REIT (m)	1,677
40	Liberty Property Trust REIT (m)	1,696
21	Mack-Cali Realty Corp. REIT (m)	947
83	Trizec Properties, Inc. REIT (m)	1,904

		12,105

Road & Rail — 1.3%
76	Burlington Northern Santa Fe Corp. (m)	4,562
120	CSX Corp. (m)	5,584
239	Laidlaw International, Inc. (m)	5,766
129	Yellow Roadway Corp. (a) (m)	5,341

		21,253

Semiconductors & Semiconductor Equipment — 3.7%
369	Agere Systems, Inc. (a) (m)	3,843
136	Broadcom Corp., Class A (a) (m)	6,379
139	Cymer, Inc. (a) (m)	4,366
280	Freescale Semiconductor, Inc., Class B (a) (m)	6,591
214	Intel Corp. (m)	5,284
190	Lam Research Corp. (a) (m)	5,780
810	LSI Logic Corp. (a) (m)	7,979
87	Nvidia Corp. (a) (m)	2,967
357	Omnivision Technologies, Inc. (a) (m)	4,508
231	Photronics, Inc. (a) (m)	4,482
943	Skyworks Solutions, Inc. (a) (m)	6,617

		58,796

Software — 3.6%
56	Amdocs Ltd. (United Kingdom) (a) (m)	1,561
577	BEA Systems, Inc. (a) (m)	5,182
267	BMC Software, Inc. (a) (m)	5,630
351	Cadence Design Systems, Inc. (a) (m)	5,671
503	Compuware Corp. (a)	4,777
95	Fair Isaac Corp. (m)	4,242
73	Hyperion Solutions Corp. (a) (m)	3,540
41	Intuit, Inc. (a) (m)	1,820
126	Mercury Interactive Corp. (a) (m)	4,995
712	Parametric Technology Corp. (a) (m)	4,959
189	Serena Software, Inc. (a) (m)	3,763
268	Sybase, Inc. (a) (m)	6,270
163	THQ, Inc. (a) (m)	3,479

		55,889

Shares	Security Description	Value

Specialty Retail — 3.9%
64	Abercrombie & Fitch Co. (m)	3,214
227	American Eagle Outfitters, Inc. (m)	5,347
300	Autonation, Inc. (a) (m)	5,998
132	Barnes & Noble, Inc. (m)	4,961
202	Charming Shoppes, Inc. (a) (m)	2,160
90	Children’s Place Retail Stores, Inc. (a) (m)	3,225
221	Claire’s Stores, Inc. (m)	5,324
84	Foot Locker, Inc. (m)	1,840
103	Genesco, Inc. (a) (m)	3,818
98	Men’s Wearhouse, Inc. (a) (m)	2,622
187	Pacific Sunwear of California, Inc. (a) (m)	4,008
312	Payless Shoesource, Inc. (a) (m)	5,425
112	Rent-A-Center, Inc. (a) (m)	2,165
94	Sherwin-Williams Co. (The) (m)	4,157
173	Sports Authority, Inc. (The) (a) (m)	5,099
59	United Auto Group, Inc. (m)	1,949

		61,312

Textiles, Apparel & Luxury Goods — 1.4%
77	Columbia Sportswear Co. (a) (m)	3,552
107	Jones Apparel Group, Inc. (m)	3,064
150	Phillips-Van Heusen Corp. (m)	4,646
102	Polo Ralph Lauren Corp. (m)	5,114
100	V.F. Corp. (m)	5,825

		22,201

Thrifts & Mortgage Finance — 1.9%
141	Accredited Home Lenders Holding Co. (a) (m)	4,962
366	Doral Financial Corp. (m)	4,781
190	Flagstar Bancorp, Inc. (m)	3,066
121	IndyMac Bancorp, Inc. (m)	4,801
58	MGIC Investment Corp. (m)	3,723
69	Radian Group, Inc. (m)	3,671
119	Washington Mutual, Inc. (m)	4,679

		29,683

Tobacco — 0.8%
140	Loews Corp. — Carolina Group (m)	5,558
70	Reynolds American, Inc. (m)	5,850
32	UST, Inc. (m)	1,326

		12,734

Trading Companies & Distributors — 0.6%
88	Applied Industrial Technologies, Inc. (m)	3,158
172	Hughes Supply, Inc. (m)	5,611

		8,769

Wireless Telecommunication Services — 0.7%
547	Dobson Communications Corp. (a) (m)	4,197
79	NII Holdings, Inc. (a) (m)	6,664

		10,861

	Total Long-Term Investments (Cost $1,346,594)	1,478,325

Shares
Short-Term Investment — 2.2%
Investment Company — 2.2%
34,871	JPMorgan Liquid Assets Money Market Fund (b)(m) (Cost $34,871)	34,871

Total Investments — 96.2% (Cost $1,381,465)		1,513,196
Other Assets In Excess of Liabilities — 3.8%		60,406

Net Assets — 100.0%		$1,573,602

Short Positions — 93.7%
Common Stocks — 93.7%
Aerospace & Defense — 0.8%
86	Aviall, Inc. (a)	2,920
148	BE Aerospace, Inc. (a)	2,444
112	Engineered Support Systems, Inc.	4,579
150	Hexcel Corp. (a)	2,745

		12,688

Air Freight & Logistics — 0.8%
96	EGL, Inc. (a)	2,594
95	Expeditors International of Washington, Inc.	5,384
42	FedEx Corp.	3,668
38	Forward Air Corp.	1,402

		13,048

Airlines — 0.6%
359	Airtran Holdings, Inc. (a)	4,551
256	JetBlue Airways Corp. (a)	4,508

		9,059

Auto Components — 1.3%
118	American Axle & Manufacturing Holdings, Inc.	2,728
185	Cooper Tire & Rubber Co.	2,825
1,015	Delphi Corp.	2,802
308	Gentex Corp.	5,352
677	Visteon Corp.	6,623

		20,330

Automobiles — 0.2%
110	Winnebago Industries, Inc.	3,185

Banks — 0.1%
73	People’s Bank	2,101

Beverages — 1.1%
118	Anheuser-Busch Cos., Inc.	5,069
46	Brown-Forman Corp., Class B	2,717
187	Constellation Brands, Inc., Class A (a)	4,860
79	Molson Coors Brewing Co., Class B	5,078

		17,724

Biotechnology — 1.3%
74	Affymetrix, Inc. (a)	3,418
119	Alkermes, Inc. (a)	1,997
75	Charles River Laboratories International, Inc. (a)	3,281
143	ImClone Systems, Inc. (a)	4,498
124	Martek Biosciences Corp. (a)	4,349
99	Vertex Pharmaceuticals, Inc. (a)	2,213

		19,756

Shares
Capital Markets — 4.6%
61	Affiliated Managers Group, Inc. (a)	4,443
135	American Capital Strategies Ltd.	4,943
124	Ameritrade Holding Corp. (a)	2,667
393	Charles Schwab Corp. (The)	5,669
223	Eaton Vance Corp.	5,537
175	Federated Investors, Inc., Class B	5,825
160	Investors Financial Services Corp.	5,257
407	Janus Capital Group, Inc.	5,886
57	Legg Mason, Inc.	6,272
25	Morgan Stanley	1,346
65	National Financial Partners Corp.	2,944
141	Raymond James Financial, Inc.	4,524
101	SEI Investments Co.	3,779
116	State Street Corp.	5,664
59	T. Rowe Price Group, Inc.	3,884
158	Waddell & Reed Financial, Inc.	3,064

		71,704

Casinos & Gaming — 0.2%
124	Shuffle Master, Inc. (a)	3,280

Chemicals — 1.5%
75	Air Products & Chemicals, Inc.	4,117
31	Ashland, Inc.	1,718
103	Cabot Corp.	3,400
88	Cytec Industries, Inc.	3,800
163	Ecolab, Inc.	5,194
123	El Du Pont de Nemours & Co.	4,820

		23,049

Commercial Banks — 2.6%
124	East-West Bancorp, Inc.	4,220
146	Fifth Third Bancorp	5,347
166	Greater Bay Bancorp	4,096
219	North Fork Bancorp, Inc.	5,577
86	South Financial Group, Inc. (The)	2,306
153	Synovus Financial Corp.	4,228
189	TD Banknorth, Inc.	5,702
220	UCBH Holdings, Inc.	4,024
48	Westamerica Bancorp	2,461
70	Wilmington Trust Corp.	2,540
5	Wintrust Financial Corp.	229

		40,730

Commercial Services & Supplies — 3.0%
61	Apollo Group, Inc., Class A (a)	4,019
127	ChoicePoint, Inc. (a)	5,484
112	Cintas Corp.	4,593
302	Corinthian Colleges, Inc. (a)	4,006
260	DeVry, Inc. (a)	4,959
115	Herman Miller, Inc.	3,494
88	Laureate Education, Inc. (a)	4,300
147	Navigant Consulting, Inc. (a)	2,818

Shares
112	Robert Half International, Inc.	3,986
103	Stericycle, Inc. (a)	5,860
47	Strayer Education, Inc.	4,430

		47,949

Communications Equipment — 3.3%
1,470	3Com Corp. (a)	5,996
103	Belden CDT, Inc.	2,006
213	Comverse Technology, Inc. (a)	5,601
70	Foundry Networks, Inc. (a)	883
196	Ixia (a)	2,890
3,371	JDS Uniphase Corp. (a)	7,484
148	Juniper Networks, Inc. (a)	3,531
1,498	Lucent Technologies, Inc. (a)	4,869
2,015	Nortel Networks Corp. (Canada) (a)	6,570
139	QUALCOMM, Inc.	6,227
79	Research In Motion Ltd. (Canada) (a)	5,433

		51,490

Computers & Peripherals — 2.1%
432	ATI Technologies, Inc. (Canada) (a)	6,021
138	Avid Technology, Inc. (a)	5,719
111	Diebold, Inc.	3,840
413	EMC Corp. (a)	5,350
145	Palm, Inc. (a)	4,120
220	UNOVA, Inc. (a)	7,683

		32,733

Construction & Engineering — 1.7%
249	Dycom Industries, Inc. (a)	5,040
109	Fluor Corp.	6,992
77	Granite Construction, Inc.	2,954
112	Jacobs Engineering Group, Inc. (a)	7,542
283	Quanta Services, Inc. (a)	3,609

		26,137

Construction Materials — 0.1%
21	Lafarge North America, Inc.	1,430

Consumer Finance — 0.2%
63	SLM Corp.	3,383

Containers & Packaging — 0.9%
194	Bemis Co.	4,790
241	Packaging Corp. of America	4,669
429	Smurfit-Stone Container Corp. (a)	4,442

		13,901

Diversified Financial Services — 0.7%
16	Chicago Mercantile Exchange Holdings, Inc.	5,315
638	Knight Capital Group, Inc. (a)	5,303

		10,618

Diversified Telecommunication Services — 0.9%
58	Alltel Corp.	3,766
205	BellSouth Corp.	5,402
370	Citizens Communications Co.	5,007

		14,175

Shares
Electric Utilities — 3.3%
195	Allegheny Energy, Inc. (a)	5,997
107	Ameren Corp.	5,743
93	Black Hills Corp.	4,036
60	Consolidated Edison, Inc.	2,926
164	Duquesne Light Holdings, Inc.	2,829
142	El Paso Electric Co. (a)	2,955
105	Exelon Corp.	5,614
131	FPL Group, Inc.	6,226
166	Hawaiian Electric Industries, Inc.	4,619
106	Idacorp, Inc.	3,200
122	PNM Resources, Inc.	3,504
132	Southern Co. (The)	4,721

		52,370

Electrical Equipment — 1.4%
154	Alamosa Holdings, Inc. (a)	2,637
228	American Power Conversion Corp.	5,906
107	Ametek, Inc.	4,609
76	Hubbell, Inc., Class B	3,576
125	Roper Industries, Inc.	4,913

		21,641

Electronic Equipment & Instruments — 1.6%
106	Agilent Technologies, Inc. (a)	3,483
3	Cognex Corp.	90
181	Flir Systems, Inc. (a)	5,340
187	Molex, Inc.	5,001
86	National Instruments Corp.	2,125
429	Symbol Technologies, Inc.	4,151
209	Tektronix, Inc.	5,281

		25,471

Energy — 0.1%
147	Reliant Energy, Inc. (a)	2,263

Energy Equipment & Services — 3.3%
77	Atwood Oceanics, Inc. (a)	6,456
81	Carbo Ceramics, Inc.	5,367
128	FMC Technologies, Inc. (a)	5,407
88	Halliburton Co.	6,027
324	Hanover Compressor Co. (a)	4,491
80	National Oilwell Varco, Inc. (a)	5,295
71	Schlumberger Ltd. (Netherlands)	5,979
165	Smith International, Inc.	5,501
102	Weatherford International Ltd. (a)	6,993

		51,516

Food & Staples Retailing — 2.4%
207	CVS Corp.	6,002
61	Great Atlantic & Pacific Tea Co., Inc. (a)	1,717
1,114	Rite Aid Corp. (a)	4,324
159	Sysco Corp.	4,994
123	United Natural Foods, Inc. (a)	4,338
77	Wal-Mart Stores, Inc.	3,353

Shares
114	Walgreen Co.	4,968
57	Whole Foods Market, Inc.	7,672

		37,368

Food Products — 1.4%
170	Campbell Soup Co.	5,050
232	ConAgra Foods, Inc.	5,734
77	Hershey Foods Corp.	4,330
87	Sara Lee Corp.	1,655
83	Wm. Wrigley Jr. Co.	5,973

		22,742

Gas Utilities — 0.2%
132	Piedmont Natural Gas Co.	3,317

Health Care Equipment & Supplies — 5.3%
143	Advanced Medical Optics, Inc. (a)	5,415
48	Alcon, Inc. (Switzerland)	6,137
102	Arthrocare Corp. (a)	4,102
104	Biomet, Inc.	3,626
24	Cooper Cos., Inc. (The)	1,868
138	Cyberonics, Inc. (a)	4,127
35	Diagnostic Products Corp.	1,829
84	Fisher Scientific International, Inc. (a)	5,193
56	Invacare Corp. (m)	2,319
91	Medtronic, Inc.	4,888
113	Millipore Corp. (a)	7,113
67	Mine Safety Appliances Co.	2,609
309	Nektar Therapeutics (a)	5,232
126	Patterson Cos., Inc. (a)	5,050
65	PolyMedica Corp.	2,257
77	Resmed, Inc. (a)	6,127
121	St. Jude Medical, Inc. (a)	5,646
106	Stryker Corp.	5,224
79	Thermo Electron Corp. (a)	2,450
110	Wright Medical Group, Inc. (a)	2,712

		83,924

Health Care Providers & Services — 3.1%
44	Advisory Board Co. (a)	2,292
101	American Healthways, Inc. (a)	4,274
205	Andrx Corp. (a)	3,168
87	Centene Corp. (a)	2,183
112	Covance, Inc. (a)	5,371
102	DaVita, Inc. (a)	4,699
143	Henry Schein, Inc. (a)	6,106
80	Omnicare, Inc.	4,525
99	Psychiatric Solutions, Inc. (a)	5,379
77	Sunrise Senior Living, Inc. (a)	5,133
189	VCA Antech, Inc. (a)	4,822

		47,952

Hotels, Restaurants & Leisure — 2.6%
53	Cheesecake Factory, Inc. (The) (a)	1,647
82	Gaylord Entertainment Co. (a)	3,885

Shares
105	PF Chang’s China Bistro, Inc. (a)	4,703
213	Ruby Tuesday, Inc.	4,625
233	Scientific Games Corp., Class A (a)	7,212
88	Starbucks Corp. (a)	4,417
76	Station Casinos, Inc.	5,011
202	WMS Industries, Inc. (a)	5,677
97	Wynn Resorts Ltd. (a)	4,379

		41,556

Household Durables — 1.5%
54	Fortune Brands, Inc.	4,403
54	Harman International Industries, Inc.	5,543
189	Leggett & Platt, Inc.	3,817
56	Mohawk Industries, Inc. (a)	4,502
160	Snap-On, Inc.	5,772

		24,037

Household Products — 0.3%
67	Procter & Gamble Co.	3,983

Industrial Conglomerates — 0.6%
64	3M Co.	4,727
46	Brink’s Co. (The)	1,892
52	Carlisle Cos., Inc.	3,292

		9,911

Insurance — 1.4%
59	Aflac, Inc.	2,691
194	Gallagher (Arthur J.) & Co.	5,601
36	Hilb, Rogal & Hobbs Co.	1,360
8	Markel Corp. (a)	2,480
202	Marsh & McLennan Cos., Inc.	6,147
91	Reinsurance Group of America	4,074

		22,353

Internet & Catalog Retail — 0.7%
53	Amazon.com, Inc. (a)	2,408
120	Coldwater Creek, Inc. (a)	3,030
126	eBay, Inc. (a)	5,179

		10,617

Internet Software & Services — 1.3%
374	Akamai Technologies, Inc. (a)	5,965
522	CNET Networks, Inc. (a)	7,088
185	Digitas, Inc. (a)	2,104
336	Openwave Systems, Inc. (a)	6,037

		21,194

IT Services — 2.0%
305	Acxiom Corp.	5,713
129	Automatic Data Processing, Inc.	5,559
152	Ceridian Corp. (a)	3,162
45	Cognizant Technology Solutions Corp., Class A (a)	2,114
151	Hewitt Associates, Inc., Class A (a)	4,114
177	Iron Mountain, Inc. (a)	6,488
121	SRA International, Inc., Class A (a)	4,301

		31,451

Shares
Leisure Equipment & Products — 0.3%
128	SCP Pool Corp.	4,465

Machinery — 2.6%
122	Actuant Corp., Class A	5,703
31	Caterpillar, Inc.	1,807
93	Clarcor, Inc.	2,661
145	Donaldson Co., Inc.	4,428
59	ESCO Technologies, Inc. (a)	2,956
145	Graco, Inc.	4,957
77	Kaydon Corp.	2,194
50	Manitowoc Co., Inc.	2,507
185	Pall Corp.	5,084
176	Trinity Industries, Inc.	7,135
69	Watts Water Technologies, Inc., Class A	1,987

		41,419

Marine — 0.2%
72	Alexander & Baldwin, Inc.	3,853

Media — 3.2%
411	Blockbuster, Inc.	1,954
342	DIRECTV Group, Inc. (The) (a)	5,123
106	E.W. Scripps Co., Class A	5,272
31	EchoStar Communications Corp., Class A	926
386	Interpublic Group of Cos., Inc. (a)	4,497
128	Lamar Advertising Co., Class A (a)	5,807
151	New York Times Co., Class A	4,496
114	Pixar (a)	5,083
208	Regal Entertainment Group, Class A	4,174
174	Univision Communications, Inc., Class A (a)	4,625
6	Washington Post Co. (The), Class B	4,845
187	Westwood One, Inc.	3,728

		50,530

Metals & Mining — 1.4%
174	Alcoa, Inc.	4,250
126	Arch Coal, Inc.	8,505
55	Consol Energy, Inc.	4,231
224	Worthington Industries, Inc.	4,712

		21,698

Multi-Utilities — 1.2%
986	Calpine Corp. (a)	2,555
961	Dynegy, Inc., Class A (a)	4,527
162	Equitable Resources, Inc.	6,331
95	Public Service Enterprise Group, Inc.	6,122

		19,535

Multiline Retail — 1.1%
317	Big Lots, Inc. (a)	3,480
181	Family Dollar Stores, Inc.	3,600
97	Kohl’s Corp. (a)	4,875
39	Sears Holdings Corp. (a)	4,894

		16,849

Office Electronics — 0.4%
148	Zebra Technologies Corp., Class A (a)	5,794

Shares
Oil, Gas & Consumable Fuels — 5.0%
16	Amerada Hess Corp.	2,254
73	Chesapeake Energy Corp.	2,794
80	Cimarex Energy Co. (a)	3,634
48	Comstock Resources, Inc. (a)	1,581
118	Denbury Resources, Inc. (a)	5,946
138	Encore Acquisition Co. (a)	5,377
31	Kinder Morgan, Inc.	2,966
15	Marathon Oil Corp.	1,006
102	Murphy Oil Corp.	5,081
112	Noble Energy, Inc.	5,233
109	Pioneer Natural Resources Co.	5,960
125	Plains Exploration & Production Co. (a)	5,339
170	Quicksilver Resources, Inc. (a)	8,126
195	Range Resources Corp.	7,516
60	Southwestern Energy Co. (a)	4,419
130	Western Gas Resources, Inc.	6,665
121	XTO Energy, Inc.	5,498

		79,395

Paper & Forest Products — 0.4%
148	Bowater, Inc.	4,177
47	International Paper Co.	1,392

		5,569

Personal Products — 0.6%
120	Alberto-Culver Co.	5,360
136	Estee Lauder Cos., Inc., Class A	4,725

		10,085

Pharmaceuticals — 1.5%
120	American Pharmaceutical Partners, Inc. (a)	5,457
183	Medicines Co. (a)	4,216
149	Par Pharmaceutical Cos, Inc. (a)	3,968
215	Perrigo Co.	3,083
109	Sepracor, Inc. (a)	6,445

		23,169

Real Estate — 1.0%
47	Apartment Investment & Management Co. REIT	1,817
24	Archstone-Smith Trust REIT	951
13	Boston Properties, Inc. REIT	889
22	BRE Properties, Inc. REIT	967
34	Centerpoint Properties Trust REIT	1,536
30	Duke Realty Corp. REIT	1,003
56	Equity Office Properties Trust REIT	1,847
29	Federal Realty Investment Trust REIT	1,759
34	Kilroy Realty Corp. REIT	1,895
72	New Plan Excel Realty Trust REIT	1,650
39	Taubman Centers, Inc. REIT	1,242

		15,556

Road & Rail — 0.2%
198	Werner Enterprises, Inc.	3,430

Shares
Semiconductors & Semiconductor Equipment — 4.9%
346	Advanced Micro Devices, Inc. (a)	8,731
224	Altera Corp. (a)	4,276
484	Amkor Technology, Inc. (a)	2,119
79	Analog Devices, Inc.	2,929
2,102	Atmel Corp. (a)	4,331
102	ATMI, Inc. (a)	3,171
353	Credence Systems Corp. (a)	2,818
404	Cypress Semiconductor Corp. (a)	6,078
214	Fairchild Semiconductor International, Inc. (a)	3,178
132	Formfactor, Inc. (a)	3,020
420	Micron Technology, Inc. (a)	5,583
228	Microsemi Corp. (a)	5,824
1,206	RF Micro Devices, Inc. (a)	6,814
221	Semtech Corp. (a)	3,642
66	Sirf Technology Holdings, Inc. (a)	2,001
444	Teradyne, Inc. (a)	7,332
186	Xilinx, Inc.	5,189

		77,036

Software — 2.5%
212	Adobe Systems, Inc.	6,322
56	Ansys, Inc. (a)	2,149
154	Autodesk, Inc.	7,157
71	Cognos, Inc. (Canada) (a)	2,773
97	Electronic Arts, Inc. (a)	5,542
101	Factset Research Systems, Inc.	3,571
122	Jack Henry & Associates, Inc.	2,371
314	Siebel Systems, Inc.	3,248
788	TIBCO Software, Inc. (a)	6,591

		39,724

Specialty Retail — 3.7%
209	AnnTaylor Stores Corp. (a)	5,539
139	Cabela’s, Inc. (a)	2,552
233	CarMax, Inc. (a)	7,270
78	Guitar Center, Inc. (a)	4,332
214	Linens ‘N Things, Inc. (a)	5,717
162	Marvel Entertainment, Inc. (a)	2,891
113	OfficeMax, Inc.	3,569
413	Pier 1 Imports, Inc.	4,658
99	Regis Corp.	3,742
153	ServiceMaster Co. (The)	2,078
78	Tiffany & Co.	3,087
121	Tractor Supply Co. (a)	5,545
85	Urban Outfitters, Inc. (a)	2,504
134	Williams-Sonoma, Inc. (a)	5,133

		58,617

Textiles, Apparel & Luxury Goods — 0.7%
192	Coach, Inc. (a)	6,020
136	Fossil, Inc. (a)	2,481
152	Quiksilver, Inc. (a)	2,193

		10,694

Shares
Thrifts & Mortgage Finance — 1.4%
87	Freddie Mac	4,928
465	Hudson City Bancorp, Inc.	5,533
134	Independence Community Bank Corp.	4,567
105	New York Community Bancorp, Inc.	1,722
148	NewAlliance Bancshares, Inc.	2,171
118	Sovereign Bancorp, Inc.	2,595

		21,516

Trading Companies & Distributors — 0.4%
93	Fastenal Co.	5,692

Wireless Telecommunication Services — 0.5%
326	American Tower Corp., Class A (a)	8,134

Total Short Positions — 93.7% (Cost $1,364,848)		1,474,896

Percentages indicated are based on net assets.
Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
REIT Real Estate Investment Trust
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,767
Aggregate gross unrealized depreciation	(53,036)

Net unrealized appreciation/depreciation	$131,731

Federal income tax cost of investments	$1,381,465

JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Long-Term Investments — 98.9%
Common Stocks — 98.9%
Aerospace & Defense — 0.7%
142	Lockheed Martin Corp.	$8,643

Auto Components — 0.2%
90	Lear Corp.	3,044

Beverages — 1.0%
180	Coca-Cola Co. (The)	7,778
274	Coca-Cola Enterprises, Inc.	5,344

		13,122

Capital Markets — 4.5%
53	Goldman Sachs Group, Inc.	6,444
125	Mellon Financial Corp.	4,003
189	Merrill Lynch & Co., Inc.	11,583
451	Morgan Stanley	24,332
219	State Street Corp.	10,723

		57,085

Chemicals — 2.1%
87	Air Products & Chemicals, Inc.	4,775
141	Lyondell Chemical Co.	4,036
223	Nalco Holding Co. (a)	3,763
281	Praxair, Inc.	13,448

		26,022

Commercial Banks — 6.4%
665	Bank of America Corp.	27,978
109	BB&T Corp.	4,272
385	North Fork Bancorp, Inc.	9,806
159	SunTrust Banks, Inc.	11,042
786	U.S. Bancorp	22,066
106	Wells Fargo & Co.	6,185

		81,349

Commercial Services & Supplies — 1.3%
428	Cendant Corp.	8,840
277	Waste Management, Inc.	7,917

		16,757

Shares	Security Description	Value

Communications Equipment — 1.0%
190	Cisco Systems, Inc. (a)	$3,401
503	Corning, Inc. (a)	9,725

		13,126

Computers & Peripherals — 0.8%
160	Lexmark International, Inc., Class A (a)	9,737

Consumer Finance — 1.8%
934	MBNA Corp.	23,006

Containers & Packaging — 0.6%
438	Pactiv Corp. (a)	7,670

Diversified Financial Services — 8.2%
438	CIT Group, Inc.	19,784
1,618	Citigroup, Inc.	73,633
407	Lazard Ltd. (Bermuda), Class A	10,285

		103,702

Diversified Telecommunication Services — 5.1%
482	SBC Communications, Inc.	11,556
904	Sprint Corp.	21,499
958	Verizon Communications, Inc.	31,314

		64,369

Electric Utilities — 3.7%
127	American Electric Power Co., Inc.	5,042
187	Consolidated Edison, Inc.	9,064
81	Edison International	3,844
299	Pinnacle West Capital Corp.	13,167
490	PPL Corp.	15,854

		46,971

Energy Equipment & Services — 0.9%
81	GlobalSantaFe Corp. (Cayman Islands)	3,691
59	Halliburton Co.	4,063
113	Rowan Cos., Inc.	4,024

		11,778

Food Products — 1.0%
157	Kellogg Co.	7,228

Shares	Security Description	Value

169	Kraft Foods, Inc., Class A	$5,176

		12,404

Health Care Equipment & Supplies — 1.6%
708	Boston Scientific Corp. (a)	16,546
60	Guidant Corp.	4,154

		20,700

Health Care Providers & Services — 1.7%
42	Cardinal Health, Inc.	2,639
38	Coventry Health Care, Inc. (a)	3,269
197	WellPoint, Inc. (a)	14,952

		20,860

Hotels, Restaurants & Leisure — 1.6%
185	Carnival Corp. (Panama)	9,231
337	McDonald's Corp.	11,270

		20,501

Household Durables — 0.3%
68	Lennar Corp., Class A	4,088

Household Products — 0.4%
94	Kimberly-Clark Corp.	5,572

Industrial Conglomerates — 3.7%
104	3M Co.	7,652
450	General Electric Co.	15,138
873	Tyco International Ltd. (Bermuda)	24,324

		47,114

Insurance — 6.3%
187	AMBAC Financial Group, Inc.	13,497
178	Assurant, Inc.	6,759
412	Genworth Financial, Inc., Class A	13,286
146	Hartford Financial Services Group, Inc.	11,261
354	RenaissanceRe Holdings Ltd. (Bermuda)	15,498
512	Willis Group Holdings Ltd. (Bermuda)	19,241

		79,542

IT Services — 1.4%
171	Affiliated Computer Services, Inc., Class A (a)	9,309

Shares	Security Description	Value

409	Sabre Holdings Corp., Class A	$8,295

		17,604

Machinery — 0.5%
95	Eaton Corp.	6,044

Media — 5.7%
290	Dex Media, Inc.	8,056
2,663	Liberty Media Corp., Class A (a)	21,436
336	News Corp., Class A	5,245
675	Time Warner, Inc.	12,219
756	Viacom, Inc., Class B	24,957

		71,913

Metals & Mining — 1.9%
370	Alcoa, Inc.	9,038
347	United States Steel Corp.	14,708

		23,746

Multi-Utilities — 2.7%
237	Dominion Resources, Inc.	20,441
325	SCANA Corp.	13,724

		34,165

Multiline Retail — 1.6%
552	Dollar General Corp.	10,118
205	Kohl's Corp. (a)	10,282

		20,400

Office Electronics — 0.6%
560	Xerox Corp. (a)	7,645

Oil, Gas & Consumable Fuels — 13.2%
69	Anadarko Petroleum Corp.	6,559
157	Apache Corp.	11,795
470	Chevron Corp.	30,410
339	ConocoPhillips	23,676
1,273	Exxon Mobil Corp.	80,864
159	Occidental Petroleum Corp.	13,558

		166,862

Paper & Forest Products — 0.6%

Shares	Security Description	Value

285	MeadWestvaco Corp.	$7,866

Pharmaceuticals — 3.9%
193	Eli Lilly & Co.	10,351
191	Merck & Co., Inc.	5,192
911	Pfizer, Inc.	22,757
242	Wyeth	11,188

		49,488

Real Estate — 2.3%
259	Mack-Cali Realty Corp., REIT	11,653
235	Prologis, REIT	10,426
288	United Dominion Realty Trust, Inc., REIT	6,835

		28,914

Road & Rail — 0.9%
149	Union Pacific Corp.	10,676

Software — 1.5%
363	Computer Associates International, Inc.	10,084
356	Microsoft Corp.	9,157

		19,241

Specialty Retail — 0.5%
314	Staples, Inc.	6,697

Textiles, Apparel & Luxury Goods — 1.2%
544	Jones Apparel Group, Inc.	15,515

Thrifts & Mortgage Finance — 3.6%
194	Fannie Mae	8,686
478	Freddie Mac	27,012
239	Washington Mutual, Inc.	9,390

		45,088

Tobacco — 1.9%
319	Altria Group, Inc.	23,514

	Total Long-Term Investments
	(Cost $1,122,853)	1,252,540

Short-Term Investment — 1.4%

Shares	Security Description	Value

Investment Company — 1.4%
18,441	JPMorgan Liquid Assets Money Market Fund (b) (m)
	(Cost $18,441)	18,441

Principal Amount

Investments of Cash Collateral for Securities on Loan — 6.7%
Certificates of Deposit — 0.4%
$ 2,500	Deutsche Bank N.Y. 4.10%, 10/03/05	2,500
739	Natexis Banques Populaires 4.12%, 10/03/05	739
1,232	World Savings Bank FSB 3.87%, 12/15/05	1,232

		4,471

Corporate Notes — 0.7%
493	Citigroup Global Markets Holdings, Inc. 3.94%, 12/12/05	493
739	General Electric Co. 3.70%, 10/24/05	739
1,725	Greenwich Capital Holdings, Inc. 4.25%, 10/11/05	1,725
739	HBOS Treasury Services plc 3.71%, 10/03/05	739
493	Lehman Brothers Holdings 4.02%, 10/03/05	493
986	Lehman Brothers Holdings 4.14%, 10/03/05	985
2,500	K2 (USA) LLC 3.99%, 10/03/05	2,500
370	MBIA Global Funding LLC 3.93%, 10/26/05	370
493	Sigma Finance, Inc. 4.10%, 10/03/05	493

		8,537

Repurchase Agreements — 5.6%
15,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05,	15,000
	repurchase price $15,005, collateralized by U.S.
	Government Agency Securities
15,000	HSBC Securities, Inc., 3.88%, dated 09/30/05, due	15,000
	10/03/05, repurchase price $15,005, collateralized by U.S.
	Government Agency Securities
15,000	Lehman Brothers, Inc., 3.88%, dated 09/30/05, due	15,000
	10/03/05, repurchase price $15,005, collateralized by U.S.
	Government Agency Securities
12,178	Merrill Lynch Securities, 3.88%, dated 09/30/05, due	12,178
	10/03/05, repurchase price $12,182, collateralized by U.S.
	Government Agency Securities
15,000	UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05,
	repurchase price $15,005, collateralized by U.S.
	Government Agency Securities	15,000

		72,178

	Total Investments of Cash Collateral for Securities on Loan
	(Cost $85,186)	85,186

Shares	Security Description	Value

Total Investments — 107.0%
(Cost $1,226,480)		$1,356,167
Liabilities in Excess of Other Assets — (7.0)%		(89,137)

Net Assets — 100.0%		$1,267,030

Percentages indicated are based on net assets.
Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of$1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
REIT Real Estate Investment Trust
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,080
Aggregate gross unrealized depreciation	(49,393)

Net unrealized appreciation/depreciation	$129,687

Federal income tax cost of investments	$1,226,480

JPMorgan Market Expansion Index Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares		Security Description	Value

Long-Term Investments — 99.6%
Common Stocks — 99.6%
Aerospace & Defense — 1.6%
	11	AAR Corp. (a)	$184
	15	Alliant Techsystems, Inc. (a)	1,109
	4	Applied Signal Technology, Inc.	80
	48	Armor Holdings, Inc. (a)	2,071
	10	Ceradyne, Inc. (a)	349
	7	Cubic Corp. Cubic Corp.	125
	8	Curtiss-Wright Corp.	508
	14	DRS Technologies, Inc.	687
	6	EDO Corp.	190
	9	Esterline Technologies Corp. (a)	348
	20	GenCorp, Inc. (a)	379
	7	Kaman Corp., Class A	147
	7	Mercury Computer Systems, Inc. (a)	185
	14	Moog, Inc., Class A (a)	403
	54	Precision Castparts Corp.	2,889
	4	Sequa Corp., Class A (a)	210
	11	Teledyne Technologies, Inc. (a)	379
	5	Triumph Group, Inc. (a)	189

			10,432

Air Freight & Logistics — 0.8%
	28	C.H. Robinson Worldwide, Inc.	1,785
	48	CNF, Inc.	2,545
	12	Expeditors International of Washington, Inc.	706
	2	Forward Air Corp.	65

			5,101

Airlines — 0.5%
	24	Alaska Air Group, Inc. (a)	705
	10	Frontier Airlines, Inc. (a)	93
	11	Mesa Air Group, Inc. (a)	87
	77	Skywest, Inc.	2,056

			2,941

Auto Components — 0.8%
	105	ArvinMeritor, Inc.	1,758
	7	Bandag, Inc.	289
	28	BorgWarner, Inc.	1,608
	8	EnPro Industries, Inc. (a)	278
	31	Lear Corp.	1,047
	6	Midas, Inc. (a)	120
	11	Modine Manufacturing Co.	417
	5	Standard Motor Products, Inc.	37

Shares		Security Description	Value

	10	Superior Industries International, Inc.	$206

			5,760

Automobiles — 0.4%
	5	Coachmen Industries, Inc.	58
	22	Fleetwood Enterprises, Inc. (a)	266
	11	Monaco Coach Corp.	159
	58	Thor Industries, Inc.	1,959
	13	Winnebago Industries, Inc.	391

			2,833

Beverages — 0.1%

	42	PepsiAmericas, Inc.	958

Biotechnology — 1.4%
	24	Arqule, Inc. (a)	189
	30	Cephalon, Inc. (a)	1,404
	16	Charles River Laboratories International, Inc. (a)	716
	10	Enzo Biochem, Inc. (a)	155
	17	Gen-Probe, Inc. (a)	853
	30	Invitrogen Corp. (a)	2,252
	60	Millennium Pharmaceuticals, Inc. (a)	556
	43	Protein Design Labs, Inc. (a)	1,191
	28	Regeneron Pharmaceuticals, Inc. (a)	266
	24	Savient Pharmaceuticals, Inc. (a)	89
	9	Techne Corp. (a)	497
	55	Vertex Pharmaceuticals, Inc. (a)	1,232

			9,400

Building Products — 0.5%
	9	Apogee Enterprises, Inc.	155
	6	ElkCorp	223
	11	Griffon Corp. (a)	259
	8	NCI Building Systems, Inc. (a)	335
	17	Simpson Manufacturing Co., Inc.	651
	6	Universal Forest Products, Inc.	358
	22	York International Corp.	1,233

			3,214

Capital Markets — 1.7%
	54	A.G. Edwards, Inc.	2,365
	57	Investment Technology Group, Inc. (a)	1,684
	21	Jefferies Group, Inc.	932
	21	LaBranche & Co., Inc. (a)	186
	28	Legg Mason, Inc.	3,053
	8	Piper Jaffray Cos. (a)	239
	38	Raymond James Financial, Inc.	1,219

\

Shares		Security Description	Value

	24	SEI Investments Co.	$921
	6	SWS Group, Inc.	91
	16	Waddell & Reed Financial, Inc.	301

			10,991

Chemicals — 2.1%
	10	A. Schulman, Inc.	179
	7	Arch Chemicals, Inc.	166
	7	Cambrex Corp.	142
	19	Ferro Corp.	341
	8	FMC Corp. (a)	430
	51	Georgia Gulf Corp.	1,216
	38	H.B. Fuller Co.	1,182
	21	Headwaters, Inc. (a)	793
	49	Lubrizol Corp.	2,110
	73	Lyondell Chemical Co.	2,076
	12	MacDermid, Inc.	312
	4	Material Sciences Corp. (a)	55
	77	Olin Corp.	1,458
	11	OM Group, Inc. (a)	223
	29	Omnova Solutions, Inc. (a)	125
	2	Penford Corp.	25
	30	PolyOne Corp. (a)	183
	3	Quaker Chemical Corp.	46
	56	RPM International, Inc.	1,035
	6	Scotts Miracle-Gro Co. (The), Class A	543
	17	Sensient Technologies Corp.	319
	18	Valspar Corp.	413
	13	Wellman, Inc.	79

			13,451

Commercial Banks — 3.6%
	27	Amegy Bancorp, Inc.	614
	28	Associated Banc-Corp.	866
	48	Bank of Hawaii Corp.	2,353
	8	Boston Private Financial Holdings, Inc.	222
	12	Central Pacific Financial Corp.	409
	18	Chittenden Corp.	480
	13	City National Corp.	916
	9	Colonial BancGroup, Inc. (The)	196
	90	Commerce Bancorp, Inc.	2,763
	12	Community Bank System, Inc.	264
	38	Cullen/Frost Bankers, Inc.	1,859
	25	East-West Bancorp, Inc.	842
	97	First Bancorp	1,639
	18	First Midwest Bancorp, Inc.	680
	10	First Republic Bank	338
	33	FirstMerit Corp.	891
	14	Gold Banc Corp., Inc.	208
	17	Hudson United Bancorp	739
	10	Irwin Financial Corp.	201
	28	Mercantile Bankshares Corp.	1,489

Shares		Security Description	Value

	9	Nara Bancorp, Inc.	$133
	7	PrivateBancorp, Inc.	257
	7	Prosperity Bancshares, Inc.	221
	12	Provident Bankshares Corp.	422
	24	Republic Bancorp, Inc.	332
	14	Sterling Bancshares, Inc.	202
	18	Susquehanna Bancshares, Inc.	434
	8	SVB Financial Group (a)	374
	16	Texas Regional Bancshares, Inc.	463
	30	Trustco Bank Corp.	371
	17	UCBH Holdings, Inc.	314
	16	Umpqua Holdings Corp.	397
	17	United Bancshares, Inc.	597
	24	Whitney Holding Corp.	646
	9	Wintrust Financial Corp.	465

			23,597

Commercial Services & Supplies — 4.1%
	16	ABM Industries, Inc.	328
	9	Administaff, Inc.	351
	2	Angelica Corp.	38
	9	Banta Corp.	465
	13	Bowne & Co., Inc.	188
	19	Brady Corp., Class A	578
	74	Career Education Corp. (a)	2,637
	6	CDI Corp.	182
	12	Central Parking Corp.	172
	18	Chemed Corp.	786
	8	Coinstar, Inc. (a)	140
	4	Consolidated Graphics, Inc. (a)	193
	33	Copart, Inc. (a)	786
	20	Corinthian Colleges, Inc. (a)	269
	16	Corporate Executive Board Co.	1,272
	5	CPI Corp.	87
	18	Deluxe Corp.	738
	31	Dun & Bradstreet Corp. (a)	2,052
	17	Education Management Corp. (a)	551
	7	G&K Services, Inc., Class A	262
	7	Heidrick & Struggles, Inc. (a)	225
	5	Herman Miller, Inc.	151
	16	HNI Corp.	987
	6	Imagistics International, Inc. (a)	259
	11	ITT Educational Services, Inc. (a)	539
	11	John H. Harland Co.	485
	13	Kelly Services, Inc., Class A	397
	12	Korn/Ferry International (a)	199
	14	Labor Ready, Inc. (a)	353
	7	Laureate Education, Inc. (a)	327
	63	Manpower, Inc.	2,795
	5	Mobile Mini, Inc. (a)	198
	12	NCO Group, Inc. (a)	255
	10	On Assignment, Inc. (a)	85
	6	Pre-Paid Legal Services, Inc.	247
	24	PRG-Schultz International, Inc. (a)	73

Shares		Security Description	Value

	45	Republic Services, Inc.	$1,605
	23	Rollins, Inc.	452
	9	School Specialty, Inc. (a)	438
	21	Sotheby's Holdings, Inc., Class A (a)	356
	6	SOURCECORP, Inc. (a)	119
	20	Spherion Corp. (a)	151
	11	Standard Register Co. (The)	167
	11	Stericycle, Inc. (a)	650
	22	Tetra Tech, Inc. (a)	376
	28	United Rentals, Inc. (a)	556
	12	United Stationers, Inc. (a)	553
	4	Vertrue, Inc. (a)	140
	8	Viad Corp.	222
	5	Volt Information Sciences, Inc. (a)	100
	26	Waste Connections, Inc. (a)	913
	16	Watson Wyatt & Co. Holdings	444

			26,892

Communications Equipment — 1.4%
	8	Audiovox Corp. (a)	109
	10	Avocent Corp. (a)	312
	4	Bel Fuse, Inc., Class B	134
	6	Black Box Corp.	269
	6	Brooktrout, Inc. (a)	82
	28	C-COR, Inc. (a)	187
	77	CommScope, Inc. (a)	1,328
	8	Comtech Telecommunications Corp. (a)	315
	10	Digi International, Inc. (a)	110
	12	Ditech Communications Corp. (a)	83
	14	F5 Networks, Inc. (a)	593
	23	Harmonic, Inc. (a)	134
	62	Harris Corp.	2,585
	10	Inter-Tel, Inc.	211
	9	Netgear, Inc. (a)	205
	12	Network Equipment Technologies, Inc. (a)	56
	11	PC-Tel, Inc. (a)	100
	12	Plantronics, Inc.	380
	57	Polycom, Inc. (a)	914
	39	Powerwave Technologies, Inc. (a)	501
	18	Symmetricom, Inc. (a)	139
	5	Tollgrade Communications, Inc. (a)	45
	8	ViaSat, Inc. (a)	214

			9,006

Computers & Peripherals — 1.2%
	43	Adaptec, Inc. (a)	166
	86	Brocade Communications Systems, Inc. (a)	353
	19	Diebold, Inc.	638
	10	Hutchinson Technology, Inc. (a)	260
	13	Imation Corp.	577
	62	McData Corp., Class A (a)	326

Shares		Security Description	Value

	59	SanDisk Corp. (a)	$2,826
	11	SBS Technologies, Inc. (a)	110
	9	Synaptics, Inc. (a)	176
	199	Western Digital Corp. (a)	2,572

			8,004

Construction & Engineering — 0.6%
	5	EMCOR Group, Inc. (a)	319
	9	Insituform Technologies, Inc., Class A (a)	147
	13	Jacobs Engineering Group, Inc. (a)	900
	45	Quanta Services, Inc. (a)	569
	46	Shaw Group, Inc. (The) (a)	1,126
	16	URS Corp. (a)	665

			3,726

Construction Materials — 0.5%
	13	Florida Rock Industries, Inc.	$860
	23	Martin Marietta Materials, Inc.	1,810
	8	Texas Industries, Inc.	460

			3,130

Consumer Discretionary — 0.0% (g)
	6	Ethan Allen Interiors, Inc.	193

Consumer Finance — 0.4%
	48	AmeriCredit Corp. (a)	1,135
	10	Cash America International, Inc.	198
	33	MoneyGram International, Inc.	727
	8	Rewards Network, Inc. (a)	55
	7	World Acceptance Corp. (a)	180

			2,295

Containers & Packaging — 0.2%
	8	Aptargroup, Inc.	390
	9	Caraustar Industries, Inc. (a)	98
	5	Chesapeake Corp.	90
	11	Myers Industries, Inc.	123
	9	Rock-Tenn Co., Class A	134
	26	Sonoco Products Co.	716

			1,551

Distributors — 0.2%
	49	Adesa, Inc.	1,080

Diversified Financial Services — 0.4%

Shares		Security Description	Value

	6	Financial Federal Corp.	$240
	19	GATX Corp.	764
	37	Leucadia National Corp.	1,592

			2,596

Diversified Telecommunication Services — 0.1%
	97	Cincinnati Bell, Inc. (a)	427
	8	Commonwealth Telephone Enterprises, Inc.	295
	22	General Communication, Inc., Class A (a)	216

			938

Electric Utilities — 2.8%
	16	Allete, Inc.	731
	68	Alliant Energy Corp.	1,991
	–(h)	Black Hills Corp.	6
	6	Central Vermont Public Service Corp.	113
	5	CH Energy Group, Inc.	249
	17	Cleco Corp.	400
	35	Great Plains Energy, Inc.	1,058
	6	Green Mountain Power Corp.	198
	19	Hawaiian Electric Industries, Inc.	526
	111	Northeast Utilities	2,210
	24	OGE Energy Corp.	688
	133	Pepco Holdings, Inc.	3,097
	17	PNM Resources, Inc.	484
	68	Puget Energy, Inc.	1,588
	4	UIL Holdings Corp.	218
	14	Unisource Energy Corp.	452
	20	Westar Energy, Inc.	493
	49	Wisconsin Energy Corp.	1,936
	32	WPS Resources Corp.	1,845

			18,283

Electrical Equipment — 0.9%
	9	A.O. Smith Corp.	269
	17	Acuity Brands, Inc.	496
	16	Ametek, Inc.	702
	13	Artesyn Technologies, Inc. (a)	121
	11	Baldor Electric Co.	275
	10	C&D Technology, Inc.	91
	23	Hubbell, Inc., Class B	1,082
	11	MagneTek, Inc. (a)	36
	11	Regal-Beloit Corp.	367
	27	Roper Industries, Inc.	1,070
	22	Thomas & Betts Corp. (a)	768
	16	Vicor Corp.Vicor Corp	241
	4	Woodward Governor Co.	310

			5,828

Shares		Security Description	Value

Electronic Equipment & Instruments — 2.8%
	29	Aeroflex, Inc. (a)	$272
	12	Agilysis, Inc.	199
	72	Amphenol Corp., Class A	2,897
	94	Arrow Electronics, Inc. (a)	2,934
	91	Avnet, Inc. (a)	2,223
	5	BEI Technologies, Inc.	162
	11	Bell Microproducts, Inc. (a)	107
	15	Benchmark Electronics, Inc. (a)	458
	20	CDW Corp.	1,199
	15	Checkpoint Systems, Inc. (a)	354
	17	Cognex Corp.	521
	17	Coherent, Inc. (a)	488
	11	CTS Corp.	130
	7	Daktronics, Inc.	159
	7	Dionex Corp. (a)	373
	9	Electro Scientific Industries, Inc. (a)	197
	18	Gerber Scientific, Inc. (a)	145
	9	Global Imaging Systems, Inc (a)	306
	21	Itron, Inc. (a)	938
	5	Keithley Instruments, Inc.	74
	34	KEMET Corp. (a)	283
	8	Littelfuse, Inc. (a)	215
	12	Methode Electronics, Inc.	133
	8	MTS Systems Corp.	298
	15	Newport Corp. (a)	215
	8	Park Electrochemical Corp.	218
	13	Paxar Corp. (a)	215
	9	Photon Dynamics, Inc. (a)	182
	6	Planar Systems, Inc. (a)	45
	16	Plexus Corp. (a)	270
	7	Radisys Corp. (a)	138
	6	Rogers Corp. (a)	238
	4	Scansource, Inc. (a)	176
	13	Technitrol, Inc.	201
	10	Trimble Navigation, Ltd. (a)	328
	12	Veeco Instruments, Inc. (a)	195
	32	Vishay Intertechnology, Inc. (a)	386
	7	X-Rite, Inc.	83

			17,955

Energy Equipment & Services — 4.3%
	21	Cal Dive International, Inc. (a)	1,344
	16	Cooper Cameron Corp. (a)	1,186
	7	Dril-Quip, Inc. (a)	326
	52	ENSCO International, Inc.	2,412
	71	Grant Prideco, Inc. (a)	2,899
	44	Helmerich & Payne, Inc.	2,662
	14	Hydril (a)	948
	29	Input/Output, Inc. (a)	229
	42	Lone Star Technologies, Inc. (a)	2,331
	27	Maverick Tube Corp. (a)	805
	15	Oceaneering International, Inc. (a)	777

Shares		Security Description	Value

	9	Offshore Logistics, Inc. (a)	$336
	88	Patterson-UTI Energy, Inc.	3,175
	34	Pride International, Inc. (a)	977
	10	SEACOR Holdings, Inc. (a)	704
	35	Smith International, Inc.	1,165
	10	Tetra Technologies, Inc. (a)	320
	16	Tidewater, Inc.	782
	46	Unit Corp. (a)	2,566
	50	Veritas DGC, Inc. (a)	1,813
	9	W-H Energy Services, Inc. (a)	303

			28,060

Food & Staples Retailing — 1.1%
	33	BJ's Wholesale Club, Inc. (a)	927
	20	Casey's General Stores, Inc.	458
	35	Longs Drug Stores Corp.	1,491
	4	Nash Finch Co.	160
	49	Performance Food Group Co. (a)	1,534
	15	Ruddick Corp.	352
	16	Whole Foods Market, Inc.	2,215

			7,137

Food Products — 1.6%
	7	American Italian Pasta Co.	76
	14	Corn Products International, Inc.	277
	77	Dean Foods Co. (a)	2,988
	24	Flowers Foods, Inc.	650
	14	Hain Celestial Group, Inc. (a)	277
	51	Hormel Foods Corp.	1,676
	3	J & J Snack Foods Corp.	161
	14	JM Smucker Co. (The)	656
	13	Lancaster Colony Corp.	553
	9	Lance, Inc.	163
	5	Peet's Coffee & Tea, Inc. (a)	144
	8	Ralcorp Holdings, Inc.	336
	6	Sanderson Farms, Inc.	229
	51	Smithfield Foods, Inc. (a)	1,527
	17	Tootsie Roll Industries, Inc.	524
	10	TreeHouse Foods, Inc. (a)	280

			10,517

Gas Utilities — 1.4%
	46	AGL Resources, Inc.	1,694
	77	Atmos Energy Corp.	2,176
	3	Cascade Natural Gas Corp.	73
	8	Laclede Group, Inc. (The)	270
	11	New Jersey Resources Corp.	497
	11	Northwest Natural Gas Co.	404
		Southern Union Co. (a)	3

Shares		Security Description	Value

	15	Southwest Gas Corp.	$406
	90	UGI Corp.	2,531
	34	WGL Holdings, Inc.	1,082

			9,136

Health Care Equipment & Supplies — 4.8%
	4	Analogic Corp.	219
	20	Beckman Coulter, Inc.	1,065
	9	Biolase Technology, Inc.	61
	12	Biosite, Inc. (a)	730
	12	Conmed Corp. (a)	323
	21	Cooper Cos., Inc. (The)	1,630
	60	Cytyc Corp. (a)	1,619
	5	Datascope Corp.	147
	38	Dentsply International, Inc.	2,067
	8	DJ Orthopedics, Inc. (a)	237
	46	Edwards Lifesciences Corp. (a)	2,062
	8	Greatbatch, Inc.	231
	17	Haemonetics Corp. (a)	817
	48	Hillenbrand Industries, Inc.	2,270
	14	Hologic, Inc. (a)	833
	5	ICU Medical, Inc. (a)	133
	8	Idexx Laboratories, Inc. (a)	512
	17	Immucor, Inc. (a)	476
	14	Inamed Corp. (a)	1,059
	12	Integra LifeSciences Holdings Corp. (a)	443
	8	Intermagnetics General Corp. (a)	221
	14	Intuitive Surgical, Inc. (a)	994
	11	Invacare Corp.	438
	4	Kensey Nash Corp. (a)	134
	49	Mentor Corp.	2,713
	10	Merit Medical Systems, Inc. (a)	183
	5	Osteotech, Inc. (a)	29
	20	Patterson Cos., Inc. (a)	810
	6	Possis Medical, Inc. (a)	71
	13	Resmed, Inc. (a)	1,038
	65	Respironics, Inc. (a)	2,724
	40	Steris Corp.	957
	6	SurModics, Inc. (a)	231
	7	Sybron Dental Specialties, Inc. (a)	303
	13	Theragenics Corp. (a)	39
	42	Varian Medical Systems, Inc. (a)	1,652
	31	Varian, Inc. (a)	1,056
	12	Viasys Healthcare, Inc. (a)	292
	4	Vital Signs, Inc.	192

			31,011

Health Care Providers & Services — 5.0%
	6	Amedisys, Inc. (a)	218
	6	AMERIGROUP Corp. (a)	107
	11	Amsurg Corp. (a)	300
	17	Apria Healthcare Group, Inc. (a)	537
	21	Cerner Corp. (a)	1,850

Shares		Security Description	Value

	63	Community Health Systems, Inc. (a)	$2,449
	11	Cross Country Healthcare, Inc. (a)	208
	9	CryoLife, Inc. (a)	63
	13	Dendrite International, Inc. (a)	256
	9	Gentiva Health Services, Inc. (a)	170
	70	Health Net, Inc. (a)	3,295
	26	Henry Schein, Inc. (a)	1,116
	10	Hooper Holmes, Inc.	41
	7	LabOne, Inc. (a)	296
	17	LifePoint Hospitals, Inc. (a)	756
	44	Lincare Holdings, Inc. (a)	1,786
	11	NDCHealth Corp.	212
	14	Odyssey HealthCare, Inc. (a)	231
	48	Omnicare, Inc.	2,679
	44	Owens & Minor, Inc.	1,289
	35	Pacificare Health Systems, Inc. (a)	2,779
	8	Parexel International Corp. (a)	162
	21	Pediatrix Medical Group, Inc. (a)	1,647
	30	Pharmaceutical Product Development, Inc. (a)	1,731
	14	Priority Healthcare Corp., Class B (a)	389
	6	RehabCare Group, Inc. (a)	113
	26	Renal Care Group, Inc. (a)	1,253
	5	SFBC International, Inc. (a)	241
	6	Sierra Health Services, Inc. (a)	433
	13	Sunrise Senior Living, Inc. (a)	837
	53	Triad Hospitals, Inc. (a)	2,383
	40	United Surgical Partners International, Inc. (a)	1,560
	29	Universal Health Services, Inc., Class B	1,370

			32,757

Health Care Services — 0.0% (g)
	9	Healthcare Services Group, Inc.	167

Hotels, Restaurants & Leisure — 2.4%
	19	Applebees International, Inc.	388
	11	Argosy Gaming Co. (a)	538
	6	Aztar Corp. (a)	187
	13	Bally Total Fitness Holding Corp. (a)	60
	12	Bob Evans Farms, Inc.	265
	24	Boyd Gaming Corp.	1,040
	29	Brinker International, Inc. (a)	1,098
	54	CBRL Group, Inc.	1,823
	29	CEC Entertainment, Inc. (a)	906
	21	Cheesecake Factory, Inc. (The) (a)	641
	74	GTECH Holdings Corp.	2,383
	8	IHOP Corp.	322
	14	International Speedway Corp., Class A	745
	50	Jack in the Box, Inc. (a)	1,484
	23	Krispy Kreme Doughnuts, Inc. (a)	142
	8	Landry's Restaurants, Inc.	233
	7	Lone Star Steakhouse & Saloon, Inc.	191
	9	Marcus Corp.	189

	16	MultiMed in Games, Inc.(a)	160

Shares		Security Description	Value

	6	O'Charley's, Inc. (a)	$87
	20	Outback Steakhouse, Inc.	729
	8	Panera Bread Co., Class A (a)	391
	7	Papa John's International, Inc. (a)	327
	12	Pinnacle Entertainment, Inc. (a)	224
	5	Red Robin Gourmet Burgers, Inc. (a)	243
	15	Ryan's Restaurant Group, Inc. (a)	169
	13	Sonic Corp. (a)	356
	9	Steak N Shake Co. (The) (a)	162
	26	Triarc Cos., Inc., Class B	390

			15,873

Household Durables — 3.1%
	66	American Greetings Corp., Class A	1,821
	8	Applica, Inc. (a)	13
	4	Basset Furniture Industries, Inc.	70
	11	Blyth, Inc.	235
	28	Champion Enterprises, Inc. (a)	413
	4	Department 56, Inc. (a)	52
	10	Fedders Corp.	21
	82	Furniture Brands International, Inc.	1,478
	10	Harman International Industries, Inc.	1,054
	25	Hovnanian Enterprises, Inc., Class A (a)	1,300
	16	Interface, Inc., Class A (a)	135
	20	Lay-Z-Boy, Inc.	268
	52	Lennar Corp., Class A	3,121
	–(h)	Lennar Corp., Class B	–(h)
	5	Libbey, Inc.	74
	13	Meritage Homes Corp. (a)	992
	5	Mohawk Industries, Inc. (a)	406
	2	National Presto Industries, Inc.	94
	1	NVR, Inc. (a)	565
	5	Russ Berrie & Co., Inc.	74
	14	Ryland Group, Inc.	973
	3	Skyline Corp.	110
	61	Standard-Pacific Corp.	2,530
	52	Toll Brothers, Inc. (a)	2,332
	78	Tupperware Corp.	1,778

			19,909

Household Products — 0.6%
	17	Church & Dwight Co., Inc.	640
	30	Energizer Holdings, Inc. (a)	1,697
	49	Spectrum Brands, Inc. (a)	1,144
	5	WD-40 Co.	135

			3,616

Industrial Conglomerates — 0.3%
	6	Carlisle Cos., Inc.	389
	4	Standex International Corp.	109

Shares		Security Description	Value

	14	Teleflex, Inc.	$978
	12	Tredegar Corp.	160

			1,636

Insurance — 4.3%
	14	Allmerica Financial Corp. (a)	564
	39	American Financial Group, Inc.	1,328
	36	AmerUs Group Co.	2,081
	15	Brown & Brown, Inc.	751
	12	Delphi Financial Group, Inc.	578
	24	Everest Re Group Ltd. (Bermuda)	2,307
	35	Fidelity National Financial, Inc.	1,568
	57	First American Corp.	2,608
	5	Hilb, Rogal & Hobbs Co.	204
	14	Horace Mann Educators Corp.	267
	8	Infinity Property & Casualty Corp.	286
	14	Mercury General Corp.	838
	37	Ohio Casualty Corp.	999
	62	Old Republic International Corp.	1,658
	8	Philadelphia Consolidated Holding Co. (a)	685
	9	Presidential Life Corp.	170
	12	ProAssurance Corp. (a)	547
	34	Protective Life Corp.	1,417
	10	RLI Corp.	457
	1	SCPIE Holdings, Inc. (a)	20
	11	Selective Insurance Group	532
	25	Stancorp Financial Group, Inc.	2,123
	6	Stewart Information Services Corp.	293
	14	UICI	504
	7	United Fire & Casualty Co.	308
	23	Unitrin, Inc.	1,072
	76	W.R. Berkley Corp.	2,989
	9	Zenith National Insurance Corp.	549

			27,703

Internet & Catalog Retail — 0.1%
	21	Insight Enterprises, Inc. (a)	388
	7	J. Jill Group, Inc. (The) (a)	113
	13	Napster, Inc. (a)	53

			554

Internet Software & Services — 0.9%
	16	Digital Insight Corp. (a)	408
	34	Internet Security Systems (a)	807
	7	j2 Global Communications, Inc. (a)	301
	101	McAfee, Inc. (a)	3,188
	29	WebEx Communications, Inc. (a)	714
	9	Websense, Inc. (a)	466
	11	Zix Corp. (a)	23

			5,907

Shares		Security Description	Value

IT Services — 2.4%
	20	Acxiom Corp.	$366
	33	Alliance Data Systems Corp. (a)	1,301
	12	Anteon International Corp. (a)	526
	80	BISYS Group, Inc. (The) (a)	1,078
	33	CACI International, Inc., Class A (a)	2,017
	5	Carreker Corp. (a)	32
	35	Ceridian Corp. (a)	718
	21	Ciber, Inc. (a)	152
	45	Cognizant Technology Solutions Corp., Class A (a)	2,078
	76	CSG Systems International, Inc. (a)	1,642
	50	DST Systems, Inc. (a)	2,719
	36	Gartner, Inc., Class A (a)	418
	9	Global Payments, Inc.	704
	5	Intrado, Inc. (a)	96
	4	iPayment, Inc. (a)	152
	23	Keane, Inc. (a)	260
	11	Mantech International Corp., Class A (a)	287
	9	MAXIMUS, Inc.	304
	11	MIVA, Inc.	65
	40	MPS Group, Inc. (a)	472
	8	Pegasus Solutions, Inc. (a)	71
	11	SRA International, Inc., Class A (a)	375
	5	Startek, Inc.	63

			15,896

Leisure Equipment & Products — 0.5%
	7	Action Performance Cos., Inc.	90
	7	Arctic Cat, Inc.	153
	25	Callaway Golf Co.	379
	9	JAKKS Pacific, Inc. (a)	141
	16	K2, Inc. (a)	186
	4	Meade Instruments Corp. (a)	10
	59	Nautilus Group, Inc.	1,298
	20	Polaris Industries, Inc.	967
	6	SCP Pool Corp.	195
	9	Sturm Ruger & Co., Inc.	85

			3,504

Machinery — 4.1%
	83	AGCO Corp. (a)	1,504
	13	Albany International Corp.	479
	6	Astec Industries, Inc. (a)	179
	7	ASV, Inc. (a)	162
	9	Barnes Group, Inc.	325
	54	Briggs & Stratton Corp.	1,863
	18	Clarcor, Inc.	524
	52	Crane Co.	1,560

	18	Federal Signal Corp.	302

Shares		Security Description	Value

	32	Flowserve Corp. (a)	1,158
	33	Gardner Denver, Inc. (a)	1,457
	16	Harsco Corp.	1,025
	13	IDEX Corp.	549
	20	JLG Industries, Inc.	722
	32	Joy Global, Inc.	1,599
	11	Kennametal, Inc.	545
	4	Lindsay Manufacturing Co.	87
	4	Lydall, Inc. (a)	39
	19	Manitowoc Co., Inc.	953
	20	Milacron, Inc. (a)	35
	13	Mueller Industries, Inc.	366
	14	Nordson Corp.	532
	57	Oshkosh Truck Corp.	2,462
	31	Pentair, Inc.	1,142
	47	Reliance Steel & Aluminum Co.	2,486
	5	Robbins & Myers, Inc.	107
	22	SPX Corp.	1,001
	9	Stewart & Stevenson Services, Inc.	219
	6	Tecumseh Products Co., Class A	128
	75	Timken Co.	2,219
	17	Toro Co.	616
	8	Valmont Industries, Inc.	230
	11	Wabash National Corp.	220
	5	Wolverine Tube, Inc. (a)	34

			26,829

Marine — 0.1%
	9	Kirby Corp. (a)	460

Media — 1.6%
	4	4Kids Entertainment, Inc. (a)	61
	4	Arbitron, Inc.	170
	30	Belo Corp., Class A	676
	44	Catalina Marketing Corp.	1,008
	23	Emmis Communications Corp., Class A (a)	507
	37	Entercom Communications Corp. (a)	1,165
	28	Harte-Hanks, Inc.	739
	18	Lee Enterprises, Inc.	774
	9	Media General, Inc., Class A	504
	54	Reader's Digest Association, Inc.	859
	32	Scholastic Corp. (a)	1,197
	5	Thomas Nelson, Inc.	92
	40	Valassis Communications, Inc. (a)	1,547
	1	Washington Post Co. (The), Class B	606
	22	Westwood One, Inc.	441

			10,346

Metals & Mining — 2.4% 11 Aleris International, Inc. (a)			314

Shares		Security Description	Value

	7	AM Castle & Co. (a)	$124
	11	AMCOL International Corp.	212
	5	Brush Engineered Materials, Inc. (a)	72
	33	Carpenter Technology Corp.	1,948
	9	Century Aluminum Co. (a)	205
	8	Chaparral Stell Co. (a)	213
	9	Cleveland-Cliffs, Inc.	751
	22	Commercial Metals Co.	738
	17	Massey Energy Co.	866
	48	Peabody Energy Corp.	4,032
	34	Quanex Corp.	2,260
	9	RTI International Metals, Inc. (a)	344
	8	Ryerson Tull, Inc.	180
	66	Steel Dynamics, Inc.	2,226
	3	Steel Technologies, Inc.	89
	49	Worthington Industries, Inc.	1,024

			15,598

Multi-Utilities — 2.6%
	147	Aquila, Inc. (a)	582
	19	Avista Corp.	371
	20	Energen Corp.	850
	94	Energy East Corp.	2,372
	9	Equitable Resources, Inc.	340
	57	MDU Resources Group, Inc.	2,035
	40	National Fuel Gas Co.	1,367
	80	Oneok, Inc.	2,734
	31	Questar Corp.	2,704
	51	SCANA Corp.	2,144
	51	Sierra Pacific Resources (a)	762
	31	Vectren Corp.	871

			17,132

Multiline Retail — 0.7%
	23	99 Cents Only Stores (a)	215
	56	Dollar Tree Stores, Inc. (a)	1,211
	14	Fred's, Inc.	181
	19	Neiman-Marcus Group, Inc., Class A	1,910
	54	Saks, Inc. (a)	997
	9	ShopKo Stores, Inc. (a)	236

			4,750

Oil, Gas & Consumable Fuels — 3.7%
	26	Forest Oil Corp. (a)	1,373
	16	Frontier Oil Corp.	697
	57	Newfield Exploration Co. (a)	2,796
	36	Noble Energy, Inc.	1,708
	36	Overseas Shipholding Group, Inc.	2,104
	7	Penn Virginia Corp.	409
	6	Petroleum Development Corp. (a)	248

Shares		Security Description	Value

	19	Pioneer Natural Resources Co.	$1,016
	20	Plains Exploration & Production Co. (a)	836
	49	Pogo Producing Co.	2,892
	8	Remington Oil & Gas Corp. (a)	334
	15	Southwestern Energy Co. (a)	1,082
	12	St. Mary Land & Exploration Co.	455
	27	Stone Energy Corp. (a)	1,677
	42	Swift Energy Co. (a)	1,930
	18	Tesoro Corp.	1,214
	68	Vintage Petroleum, Inc.	3,092
	9	World Fuel Services Corp.	285

			24,148

Paper & Forest Products — 0.3%
	11	Buckeye Technologies, Inc. (a)	92
	4	Deltic Timber Corp.	176
	14	Glatfelter	195
	6	Neenah Paper, Inc.	172
	5	Pope & Talbot, Inc.	54
	17	Potlatch Corp.	863
	5	Schweitzer-Mauduit International, Inc.	106
	18	Wausau-Mosinee Paper Corp.	221

			1,879

Personal Products — 0.0% (g)
	5	Nature's Sunshine Products, Inc.	126

Pharmaceuticals — 1.3%
	18	Alpharma, Inc., Class A	455
	36	Barr Pharmaceuticals, Inc. (a)	2,003
	6	Bradley Pharmaceuticals, Inc. (a)	61
	13	Connetics Corp. (a)	225
	91	IVAX Corp. (a)	2,407
	58	Medicis Pharmaceutical Corp., Class A	1,883
	40	MGI Pharma, Inc. (a)	932
	7	Noven Pharmaceuticals, Inc. (a)	101
	7	Sepracor, Inc. (a)	416
	9	Valeant Pharmaceuticals International	190

			8,673

Real Estate — 3.5%
	12	Acadia Realty Trust REIT	219
	33	AMB Property Corp. REIT	1,487
	16	Capital Automotive REIT	611
	15	Colonial Properties Trust REIT	674
	21	Commercial Net Lease Realty REIT	411
	42	Developers Diversified Realty Corp. REIT	1,964
	8	EastGroup Properties, Inc. REIT	357
	9	Entertainment Properties Trust REIT	383

Shares		Security Description	Value

	9	Essex Property Trust, Inc. REIT	$795
	11	Gables Residential Trust REIT	501
	14	Glenborough Realty Trust, Inc. REIT	273
	19	Highwoods Properties, Inc. REIT	561
	25	Hospitality Properties Trust REIT	1,073
	13	Kilroy Realty Corp. REIT	739
	19	Lexington Corporate Properties Trust REIT	445
	34	Liberty Property Trust REIT	1,459
	24	Macerich Co. (The) REIT	1,528
	24	Mack-Cali Realty Corp. REIT	1,067
	5	M/I Homes, Inc.	266
	20	New Century Financial Corp. REIT	719
	38	New Plan Excel Realty Trust REIT	873
	4	Parkway Properties, Inc. REIT	206
	19	Rayonier, Inc. REIT	1,119
	24	Regency Centers Corp. REIT	1,387
	18	Shurgard Storage Centers, Inc. REIT	1,001
	6	Sovran Self Storage, Inc. REIT	272
	53	United Dominion Realty Trust, Inc. REIT	1,265
	33	Weingarten Realty Investors REIT	1,262

			22,917

Road & Rail — 1.1%
	30	Arkansas Best Corp.	1,056
	29	Heartland Express, Inc.	595
	46	Hunt (J.B.) Transport Services, Inc.	883
	32	Kansas City Southern Industries, Inc. (a)	743
	19	Knight Transportation, Inc.	458
	6	Landstar System, Inc.	239
	7	Old Dominion Freight Line (a)	246
	51	Swift Transportation Co., Inc. (a)	904
	46	Yellow Roadway Corp. (a)	1,903

			7,027

Semiconductors & Semiconductor Equipment — 3.3%
	9	Actel Corp. (a)	126
	10	Advanced Energy Industries, Inc. (a)	112
	54	Axcelis Technologies, Inc. (a)	282
	19	Brooks Automation, Inc. (a)	247
	10	Cabot Microelectronics Corp. (a)	286
	7	Cohu, Inc.	158
	4	Cymer, Inc. (a)	133
	12	DSP Group, Inc. (a)	303
	14	ESS Technology, Inc. (a)	48
	16	Exar Corp. (a)	226
	66	Fairchild Semiconductor International, Inc. (a)	980
	15	FEI Co. (a)	280
	8	Helix Technology Corp.	122
	70	Integrated Device Technology, Inc. (a)	756
	48	International Rectifier Corp. (a)	2,164
	48	Intersil Corp., Class A	1,038
	27	Kopin Corp. (a)	189

	29	Kulicke & Soft Industries, Inc. (a)	212

Shares		Security Description	Value

	98	Lam Research Corp. (a)	$2,987
	42	Lattice Semiconductor Corp. (a)	178
	36	LTX Corp. (a)	151
	80	MEMC Electronic Materials, Inc. (a)	1,834
	56	Micrel, Inc. (a)	626
	103	Microchip Technology, Inc.	3,103
	13	Pericom Semiconductor Corp. (a)	116
	52	Photronics, Inc. (a)	1,001
	11	Power Integrations, Inc. (a)	248
	6	Rudolph Technologies, Inc. (a)	77
	36	Semtech Corp. (a)	601
	28	Silicon Laboratories, Inc. (a)	847
	127	Skyworks Solutions, Inc. (a)	893
	5	Standard Microsystems Corp. (a)	163
	8	Supertex, Inc. (a)	253
	51	Triquint Semiconductor, Inc. (a)	178
	9	Ultratech, Inc. (a)	145
	5	Varian Semiconductor Equipment Associates, Inc. (a)	212

			21,275

Software — 2.8%
	95	Activision, Inc. (a)	1,934
	6	Advent Software, Inc. (a)	170
	9	Altiris, Inc. (a)	138
	176	Cadence Design Systems, Inc. (a)	2,838
	21	Captaris, Inc. (a)	79
	5	Catapult Communications Corp. (a)	100
	6	EPIQ Systems, Inc. (a)	137
	51	Fair Isaac Corp.	2,264
	8	Hyperion Solutions Corp. (a)	384
	11	JDA Software Group, Inc. (a)	173
	29	Macromedia, Inc. (a)	1,176
	37	Macrovision Corp. (a)	699
	13	Manhattan Associates, Inc. (a)	290
	10	Mapinfo Corp. (a)	122
	30	Mentor Graphics Corp. (a)	256
	11	Micros Systems, Inc. (a)	461
	11	MRO Software, Inc. (a)	185
	13	NYFIX, Inc. (a)	73
	6	Phoenix Technologies Ltd. (a)	44
	10	Radiant Systems, Inc. (a)	106
	23	Reynolds & Reynolds Co. (The)	622
	59	Serena Software, Inc. (a)	1,177
	9	Sonic Solutions, Inc. (a)	193
	9	SPSS, Inc. (a)	206
	6	SS&C Technologies, Inc.	230
	86	Sybase, Inc. (a)	2,011
	40	Synopsys, Inc. (a)	747
	7	Talx Corp.	227
	12	THQ, Inc. (a)	249
	25	Transaction Systems Architechs, Inc. (a)	708
	14	Verity, Inc. (a)	154

			18,153

Shares		Security Description	Value

Specialty Retail — 5.4%
	19	Aaron Rents, Inc.	$410
	39	Abercrombie & Fitch Co.	1,925
	55	Advance Auto Parts, Inc. (a)	2,118
	25	Aeropostale, Inc. (a)	525
	98	American Eagle Outfitters, Inc.	2,316
	63	Barnes & Noble, Inc.	2,374
	73	Borders Group, Inc.	1,620
	5	Building Material Holding Corp.	511
	12	Burlington Coat Factory Warehouse Corp.	471
	12	Cato Corp. (The), Class A	239
	25	Children's Place Retail Stores, Inc. (a)	875
	15	Christopher & Banks Corp.	211
	76	Claire's Stores, Inc.	1,842
	8	Cost Plus, Inc. (a)	146
	10	Dress Barn, Inc. (a)	218
	7	Electronics Boutique Holdings Corp. (a)	435
	18	Finish Line, Inc., Class A	267
	64	Foot Locker, Inc.	1,406
	20	GameStop Corp., Class B (a)	571
	30	Genesco, Inc. (a)	1,111
	10	Goody's Family Clothing, Inc.	79
	9	Group 1 Automotive, Inc. (a)	251
	13	Guitar Center, Inc. (a)	716
	8	Gymboree Corp. (a)	114
	7	Hancock Fabrics, Inc.	50
	7	Haverty Furniture Cos., Inc.	88
	13	Hibbett Sporting Goods, Inc. (a)	283
	18	HOT Topic, Inc. (a)	272
	6	Jo-Ann Stores, Inc. (a)	108
	20	Men's Wearhouse, Inc. (a)	536
	65	Michaels Stores, Inc.	2,134
	22	Movie Gallery, Inc.	233
	25	O'Reilly Automotive, Inc. (a)	706
	37	Pacific Sunwear of California, Inc. (a)	796
	100	Payless Shoesource, Inc. (a)	1,741
	21	PEP Boys-Manny Moe & Jack	297
	45	PETsMART, Inc.	974
	12	Regis Corp.	453
	81	Rent-A-Center, Inc. (a)	1,567
	14	Select Comfort Corp. (a)	276
	16	Sonic Automotive, Inc.	356
	10	Stage Stores, Inc.	278
	13	Stein Mart, Inc.	270
	7	TBC Corp. (a)	234
	14	Too, Inc. (a)	372
	33	Williams-Sonoma, Inc. (a)	1,278
	34	Zale Corp. (a)	911

			34,964

Textiles, Apparel & Luxury Goods — 0.9%

Shares		Security Description	Value

	4	Ashworth, Inc. (a)	$29
	7	Brown Shoe Co., Inc.	220
	2	Haggar Corp.	45
	11	K-Swiss, Inc., Class A	333
	12	Kellwood Co.	313
	5	Oxford Industries, Inc.	220
	31	Phillips-Van Heusen	974
	46	Polo Ralph Lauren Corp.	2,302
	10	Russell Corp.	145
	13	Stride Rite Corp.	171
	28	Timberland Co., Class A (a)	951
	9	Wolverine World Wide, Inc.	182

			5,885

Thrifts & Mortgage Finance — 2.8%
	33	Accredited Home Lenders Holding Co. (a)	1,147
	8	Anchor Bancorp Wisconsin, Inc.	235
	89	Astoria Financial Corp.	2,354
	21	BankAtlantic Bancorp, Inc., Class A	350
	12	Bankunited Financial Corp., Class A	269
	20	Brookline Bancorp, Inc.	321
	14	Commercial Federal Corp.	493
	13	Dime Community Bancshares	192
	10	Downey Financial Corp.	610
	17	FirstFed Financial Corp. (a)	923
	75	Flagstar Bancorp, Inc.	1,201
	30	Fremont General Corp.	660
	56	IndyMac Bancorp, Inc.	2,200
	12	MAF Bancorp, Inc.	488
	100	New York Community Bancorp, Inc.	1,639
	28	PMI Group, Inc. (The)	1,136
	39	Radian Group, Inc.	2,082
	–(h)	Sovereign Bancorp, Inc.	–(h)
	12	Sterling Financial Corp.	268
	35	Washington Federal, Inc.	789
	22	Webster Financial Corp.	982

			18,339

Tobacco — 0.1%
	22	Alliance One International, Inc.	79
	10	Universal Corp.	388

			467

Trading Companies & Distributors — 0.5%
	36	Applied Industrial Technologies, Inc.	1,301
	3	Fastenal Co.	161
	56	Hughes Supply, Inc.	1,841
	3	Lawson Products, Inc.	113

			3,416

Shares		Security Description	Value

Water Utilities — 0.2%
	5	American States Water Co.	$172
	36	Aqua America, Inc.	1,384

			1,556

Wireless Telecommunication Services — 0.3%
	43	Telephone & Data Systems, Inc.	1,663

		Total Long-Term Investments
		(Cost $528,106)	649,141

Short-Term Investments — 0.5%
Investment Company — 0.5%
3,474	JPMorgan Liquid Assets Money Market Fund (b) (m)
	(Cost $3,474)	3,474

Principal
Amount
U.S. Treasury Obligations — 0.0% (g)
	U.S. Treasury Bills (k) (m) (n)
$190	3.16%, 10/06/05	190
150	3.37%, 11/03/05	149

	Total U.S. Treasury Obligations
	(Cost $339)	339

Investments of Cash Collateral for Securities on Loan — 31.0%
Certificates of Deposit — 1.1%
5,400	Canadian Imperial Bank NY, 3.83%, 10/17/05	5,400
594	Natexis Banques Populaires, 4.12%, 10/03/05	594
990	World Savings Bank FSB, 3.87%, 12/15/05	990

		6,984

Commercial Paper — 4.0%
8,979	Concord Minutemen C.C. LLC, Series C, 3.84%, 10/20/05	8,979
8,974	Corporate Receivables Corp., 3.79%, 10/25/05	8,975
7,976	Fairway Finance Corp., 3.80%, 10/26/05	7,976

		25,930

Principal
Amount
Corporate Notes — 6.3%
5,000	Berkshire Hathaway Finance, 3.60%, 10/11/05	5,000
7,499	CC USA, Inc., 4.10%, 10/03/05	7,499
389	Citigroup Global Markets Holdings, Inc., 3.94%, 12/12/05	389
594	General Electric Co., 3.70%, 10/24/05	594
6,000	Greenwich Capital Finance Products, 4.24%, 10/03/05	6,000
1,386	Greenwich Capital Holdings, Inc., 4.25%, 10/11/05	1,386
583	HBOS Treasury Services plc, 3.71%, 10/03/05	583
5,000	K2 (USA) LLC, 3.99%, 10/03/05	5,000
	Lehman Brothers Holdings,
396	4.02%, 10/03/05	396
7,000	4.09%, 10/03/05	7,000
792	4.14%, 10/03/05	792
5,500	Morgan Stanley, 4.12%, 10/03/05	5,500
291	MBIA Global Funding LLC, 3.93%, 10/26/05	292
396	Sigma Finance, Inc., 4.10%, 10/03/05	396

		40,827

Repurchase Agreements — 19.6%

37,500	Banc of America Securities LLC, 3.77%, dated 09/30/05, due
	11/01/05, repurchase price $37,626, collateralized by U.S.
	Government Agency Securities	37,500
38,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05,
	repurchase price $38,012, collateralized by U.S.
	Government Agency Securities	38,000
30,000	Goldman Sachs & Co., 3.75%, dated 09/30/05, due 10/03/05,
	repurchase price $30,081, collateralized by U.S.
	Government Agency Securities	30,000
15,000	Lehman Brothers, Inc., 4.06%, dated 09/30/05, due
	10/03/05, repurchase price $15,005, collateralized by
	common stocks	15,000
7,643	Merrill Lynch Securities, 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $7,645, collateralized by U.S.
	Government Agency Securities	7,643

		128,143

	Total Investments of Cash Collateral for Securities on Loan
	(Cost $201,884)	201,884

Total Investments — 131.1%
(Cost $733,803)		$854,838
Liabilities in Excess of Other Assets — (31.1)%		(202,821)

Net Assets — 100.0%		$652,017

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
REIT Real Estate Investment Trust
Futures Contracts
 (Amounts in thousands, except number of contracts)

			Notional
			Value at	Unrealized
Number of			09/30/05	Appreciation
Contracts	Description	Expiration Date	(USD)	(USD)

34	S&P Mid Cap 400	December, 2005	$2,450	$10
34	IMM MINI RUSL	December, 2005	1,075	1

				$11

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,624
Aggregate gross unrealized depreciation	(12,589)

Net unrealized appreciation/depreciation	$121,035

Federal income tax cost of investments	$733,803

JPMorgan Diversified Mid Cap Growth Fund	JPMorgan Diversified Mid Cap Growth Fund
Schedule of Portfolio Investments As of September 30, 2005 (Unaudited) (Amounts in thousands)

	Shares	Security Description	Value

Long-Term Investments — 99.9%
Common Stocks — 99.9%
Aerospace & Defense — 2.7%
	149	L-3 Communications Holdings, Inc.	$11,817
	409	Precision Castparts Corp.	21,702
	276	Rockwell Collins, Inc.	13,351

			46,870

Air Freight & Logistics — 1.0%
	270	C.H. Robinson Worldwide, Inc.	17,298

Airlines — 0.7%
	840	Southwest Airlines Co.	12,479

Biotechnology — 3.3%
	191	Genzyme Corp. (a)	13,683
	166	Invitrogen Corp. (a)	12,511
	619	MedImmune, Inc. (a)	20,843
	392	Protein Design Labs, Inc. (a)	10,979

			58,016

Capital Markets — 3.6%
	191	Affiliated Managers Group, Inc. (a)	13,796
	891	Ameritrade Holding Corp. (a)	19,135
	440	Federated Investors, Inc., Class B	14,618
	222	T. Rowe Price Group, Inc.	14,471

			62,020

Commercial Banks — 2.5%
	554	Commerce Bancorp, Inc.	16,987
	347	East-West Bancorp, Inc.	11,819
	193	Zions Bancorp	13,775

			42,581

Commercial Services & Supplies — 2.2%
	292	HNI Corp.	17,571
	530	West Corp. (a)	19,822

			37,393

Communications Equipment — 0.7%
	347	Scientific-Atlanta, Inc.	13,001

Computers & Peripherals — 3.5%
	644	NCR Corp. (a)	20,561
	521	Network Appliance, Inc. (a)	12,377
	160	SanDisk Corp. (a)	7,720
	1,231	Seagate Technology (Cayman Islands) (a)	19,510

			60,168

Construction & Engineering — 1.1%
	276	Jacobs Engineering Group, Inc. (a)	18,600

Consumer Finance — 0.7%
	537	AmeriCredit Corp. (a)	12,815

Diversified Financial Services — 1.9%
	343	CIT Group, Inc.	15,506
	724	Lazard Ltd. (Bermuda), Class A	18,305

			33,811

JPMorgan Diversified Mid Cap Growth Fund

	Shares	Security Description	Value

Electrical Equipment — 0.8%
	311	Ametek,	13,368

Electronic Equipment & Instruments — 4.4%
	771	Amphenol Corp., Class A	31,106
	468	Arrow Electronics, (a)	14,687
	494	Flir Systems, Inc. (a)	14,613
	527	Jabil Circuit, (a)	16,286

			76,692

Energy Equipment & Services — 5.7%
	340	ENSCO International, Inc.	15,836
	605	Grant Prideco, (a)	24,595
	282	National Oilwell Varco, (a)	18,569
	234	Noble Corp. (Cayman Islands)	16,009
	405	Patterson-UTI Energy,	14,627
	192	Tidewater,	9,330

			98,966

Health Care Equipment & Supplies — 2.6%
	167	Bausch & Lomb,	13,502
	272	Fisher Scientific International, (a)	16,905
	238	Millipore Corp. (a)	14,962

			45,369

Health Care Providers & Services — 9.9%
	216	Aetna,	18,632
	300	Caremark Rx, (a)	14,991
	212	Coventry Health Care, (a)	18,278
	642	DaVita, (a)	29,595
	370	LifePoint Hospitals, (a)	16,176
	431	Manor Care,	16,555
	305	McKesson Corp.	14,477
	220	Medco Health Solutions, (a)	12,063
	554	Omnicare,	31,168

			171,935

Hotels, Restaurants & Leisure — 6.5%
	184	Four Seasons Hotels, Inc. (Canada)	10,556
	211	Harrah’s Entertainment, Inc.	13,764
	326	International Speedway Corp., Class A	17,083
	257	Panera Bread Co., Class A (a)	13,128
	287	Royal Caribbean Cruises Ltd. (Liberia)	12,385
	590	Scientific Games Corp., Class A (a)	18,302
	571	Sonic Corp. (a)	15,617
	184	Station Casinos, Inc.	12,214

			113,049

Household Durables — 1.9%
	338	D.R. Horton, Inc.	12,239
	87	Harman International Industries, Inc.	8,846
	270	Toll Brothers, Inc. (a)	12,079

			33,164

Household Products — 1.1%
	328	Energizer Holdings, Inc. (a)	18,592

Insurance — 0.8%
	372	Willis Group Holdings Ltd. (Bermuda)	13,969

JPMorgan Diversified Mid Cap Growth Fund

	Shares	Security Description	Value

Internet Software & Services — 1.8%
	613	McAfee, Inc. (a)	19,263
	577	VeriSign, Inc. (a)	12,320

			31,583

IT Services — 1.9%
	493	Alliance Data Systems Corp. (a)	19,299
	361	CheckFree Corp. (a)	13,668

			32,967

Leisure Equipment & Products — 0.7%
	308	Brunswick Corp.	11,619

Machinery — 3.7%
	372	Graco, Inc.	12,735
	281	Harsco Corp.	18,448
	169	ITT Industries, Inc.	19,159
	310	Oshkosh Truck Corp.	13,388

			63,730

Materials — 0.9%
	853	Rockwood Holdings, Inc. (a)	16,250

Media — 2.6%
	158	Getty Images, Inc. (a)	13,590
	516	Rogers Communications, Inc. (Canada), Class B	20,337
	336	XM Satellite Radio Holdings, Inc., Class A (a)	12,053

			45,980

Metals & Mining — 1.5%
	347	Consol Energy, Inc.	26,462

Oil, Gas & Consumable Fuels — 4.3%
	207	EOG Resources, Inc.	15,497
	280	Newfield Exploration Co. (a)	13,728
	394	Range Resources Corp.	15,224
	240	Southwestern Energy Co. (a)	17,645
	270	Talisman Energy, Inc. (Canada)	13,187

			75,281

Pharmaceuticals — 0.8%
	227	Sepracor, Inc. (a)	13,406

Road & Rail — 1.8%
	861	Hunt (J.B.) Transport Services, Inc.	16,369
	381	Norfolk Southern Corp.	15,470

			31,839

Semiconductors & Semiconductor Equipment — 6.7%
	311	Broadcom Corp., Class A (a)	14,591
	342	KLA-Tencor Corp.	16,686
	503	Lam Research Corp. (a)	15,326
	372	Linear Technology Corp.	13,972
	311	Marvell Technology Group Ltd. (Bermuda) (a)	14,349
	811	Microchip Technology, Inc.	24,441
	527	Nvidia Corp. (a)	18,055

			117,420

Software — 4.0%
	584	Adobe Systems, Inc.	17,430
	706	Citrix Systems, Inc. (a)	17,751
	551	Computer Associates International, Inc.	15,329

JPMorgan Diversified Mid Cap Growth Fund

	Shares	Security Description	Value

	1,329	Compuware Corp. (a)	12,629
	281	Salesforce.com, Inc. (a)	6,506

			69,645

Specialty Retail — 8.4%
	391	Abercrombie & Fitch Co.	19,491
	132	Advance Auto Parts, Inc. (a)	5,109
	511	Bed Bath & Beyond, Inc. (a)	20,540
	425	CarMax, Inc. (a)	13,301
	584	Circuit City Stores, Inc.	10,027
	391	Men’s Wearhouse, Inc. (a)	10,437
	426	Michaels Stores, Inc.	14,087
	514	Ross Stores, Inc.	12,172
	565	Sherwin-Williams Co. (The)	24,915
	304	Weight Watchers International, Inc. (a)	15,670

			145,749

Textiles, Apparel & Luxury Goods — 1.1%
	397	Polo Ralph Lauren Corp.	19,949

Trading Companies & Distributors — 0.8%
	220	Fastenal Co.	13,443

Wireless Telecommunication Services — 1.3%
	268	NII Holdings, Inc. (a)	22,599

		Total Long-Term Investments (Cost $1,428,085)	1,738,078

Short-Term Investment — 0.6%
Investment Company — 0.6%
	11,351	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $11,351)	11,350

Total Investments — 100.5%
(Cost $1,439,436)			$1,749,428
Liabilities in Excess of Other Assets — (0.5)%			(9,564)

Net Assets — 100.0%			$1,739,864

Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$342,328
Aggregate gross unrealized depreciation	(32,336)

Net unrealized appreciation/depreciation	$309,992

Federal income tax cost of investments	$1,439,436

JPMorgan Diversified Mid Cap Value Fund	JPMorgan Diversified Mid Cap Value Fund
Schedule of Portfolio Investments As of September 30, 2005 (Unaudited) (Amounts in thousands)

	Shares	Security Description	Value

Long-Term Investments — 95.7%
Common Stocks — 95.7%
Aerospace & Defense — 1.5%
	129	Alliant Techsystems, Inc. (a)	9,600
	132	L-3 Communications Holdings, Inc.	10,398

			19,998

Auto Components — 0.8%
	104	BorgWarner, Inc.	5,872
	160	Lear Corp.	5,425

			11,297

Beverages — 1.7%
	241	Brown-Forman Corp., Class B	14,331
	319	Constellation Brands, Inc., Class A (a)	8,299

			22,630

Building Products — 0.7%
	217	American Standard Cos., Inc.	10,120

Capital Markets — 2.5%
	659	E*Trade Financial Corp. (a)	11,589
	116	Legg Mason, Inc.	12,691
	190	Northern Trust Corp.	9,615

			33,895

Chemicals — 5.1%
	288	Albemarle Corp.	10,850
	167	Ashland, Inc.	9,236
	115	Engelhard Corp.	3,215
	161	International Flavors & Fragrances, Inc.	5,734
	204	Lubrizol Corp.	8,835
	143	PPG Industries, Inc.	8,435
	414	RPM International, inc.	7,621
	110	Sigma-Aldrich Corp.	7,047
	377	Valspar Corp.	8,434

			69,407

Commercial Banks — 6.2%
	352	Compass Bancshares, Inc.	16,128
	168	Cullen/Frost Bankers, inc.	8,294
	89	M&T Bank Corp.	9,440
	264	Mercantile Bankshares Corp.	14,241
	420	North Fork Bancorp, Inc.	10,721
	306	TCF Financial Corp.	8,194
	166	TD Banknorth, inc.	4,994
	176	Zions Bancorp	12,561

			84,573

Commercial Services & Supplies — 0.9%
	150	Pitney Bowes, Inc.	6,253
	178	Republic Services, inc.	6,278

			12,531

Computers & Peripherals — 1.0%
	76	Lexmark International, Inc., Class A (a)	4,646
	279	NCR Corp. (a)	8,896

			13,542

JPMorgan Diversified Mid Cap Value Fund

Shares	Security Description	Value

Construction Materials — 1.3%
103	Florida Rock Industries, Inc.	6,604
155	Vulcan Materials Co.	11,503

		18,107

Containers & Packaging — 0.9%
185	Ball Corp.	6,797
343	Pactiv Corp. (a)	6,002

		12,799

Diversified Financial Services — 0.8%
226	Principal Financial Group	10,696

Diversified Telecommunication Services — 2.1%
228	Alltel Corp.	14,838
410	CenturyTel, Inc.	14,356

		29,194

Electric Utilities — 4.7%
108	Allete, Inc.	4,940
165	American Electric Power Co., Inc.	6,534
138	Black Hills Corp.	5,994
405	DPL, Inc.	11,251
269	PG&E Corp.	10,566
435	PPL Corp.	14,070
454	Westar Energy, Inc.	10,965

		64,320

Electrical Equipment — 1.3%
232	Ametek, Inc.	9,986
103	Cooper Industries Ltd. (Bermuda), Class A	7,094
		17,080

Electronic Equipment & Instruments — 1.2%
517	Arrow Electronics, Inc. (a)	16,197

Energy Equipment & Services — 1.1%
108	Cal Dive International, Inc. (a)	6,861
144	Unit Corp. (a)	7,938

		14,799

Food Products — 3.0%
411	Dean Foods Co. (a)	15,972
494	Del Monte Foods Co. (a)	5,303
322	Hormel Foods Corp.	10,626
170	JM Smucker Co. (The)	8,237
		40,138

Gas Utilities — 1.8%
449	AGL Resources, Inc.	16,644
260	UGI Corp.	7,330

		23,974

Health Care Providers & Services — 4.2%
239	Coventry Health Care, Inc. (a)	20,567
197	Magellan Health Services, Inc. (a)	6,907
203	Manor Care, Inc.	7,782
209	Omnicare, Inc.	11,775
130	Quest Diagnostics, Inc.	6,575
86	Triad Hospitals, Inc. (a)	3,893

		57,499

JPMorgan Diversified Mid Cap Value Fund

	Shares	Security Description	Value

Hotels, Restaurants & Leisure — 2.9%
	303	Applebees International, Inc.	6,275
	486	Hilton Hotels Corp.	10,854
	147	International Game Technology	3,961
	110	Las Vegas Sands Corp. (a)	3,620
	282	Outback Steakhouse, Inc.	10,310
	60	Station Casinos, Inc.	3,982

			39,002

Household Durables — 2.3%
	102	Centex Corp.	6,568
	141	Fortune Brands, Inc.	11,500
	132	Lennar Corp., Class A	7,882
	75	Mohawk Industries, Inc. (a)	5,987

			31,937

Household Products — 0.6%
	148	Clorox Co.	8,209

Industrial Conglomerates — 1.2%
	176	Carlisle Cos., Inc.	11,195
	96	Walter Industries, Inc.	4,691

			15,886

Insurance — 7.9%
	373	Assurant, Inc.	14,189
	233	Cincinnati Financial Corp.	9,767
	82	Everest Re Group Ltd. (Bermuda)	8,018
	291	Fidelity National Financial, Inc.	12,948
	216	Genworth Financial, Inc., Class A	6,954
	148	IPC Holdings Ltd. (Bermuda)	4,839
	158	MBIA, Inc.	9,600
	747	Old Republic International Corp.	19,913
	94	PartnerRe Ltd. (Bermuda)	6,014
	208	Protective Life Corp.	8,574
	152	Willis Group Holdings Ltd. (Bermuda)	5,704

			106,520

IT Services — 0.5%
	136	Affiliated Computer Services, Inc., Class A (a)	7,404

Machinery — 1.8%
	240	Crane Co.	7,135
	165	Dover Corp.	6,718
	154	Harsco Corp.	10,111

			23,964

Media — 3.6%
	480	Belo Corp., Class A	10,977
	334	Dex Media, inc.	9,285
	206	E.W. Scripps Co., Class A	10,294
	330	Interactive Data Corp. (a)	7,470
	107	Knight Ridder, Inc.	6,249
	221	Regal Entertainment Group, Class A	4,433

			48,708

Metals & Mining — 0.6%
	102	Consol Energy, Inc.	7,802

JPMorgan Diversified Mid Cap Value Fund

	Shares	Security Description	Value

Multi-Utilities — 3.5%
	165	Energen Corp.	7,134
	401	Energy East Corp.	10,099
	221	MDU Resources Group, Inc.	7,862
	197	Oneok, Inc.	6,695
	52	Questar Corp.	4,591
	254	SCANA Corp.	10,720

			47,101

Multiline Retail — 1.7%
	462	Family Dollar Stores, Inc.	9,186
	66	Federated Department Stores, Inc.	4,437
	229	Saks, Inc. (a)	4,244
	226	Tuesday Morning Corp.	5,844

			23,711

Oil, Gas & Consumable Fuels — 4.3%
	169	Devon Energy Corp.	11,589
	114	Houston Exploration Co. (a)	7,673
	162	Kinder Morgan, Inc.	15,607
	111	Marathon Oil Corp.	7,654
	149	Newfield Exploration Co. (a)	7,321
	144	Pioneer Natural Resources Co.	7,892

			57,736

Paper & Forest Products — 0.5%
	224	MeadWestvaco Corp.	6,181

Personal Products — 0.7%
	265	Estee Lauder Cos., Inc. (The), Class A	9,230

Real Estate — 6.5%
	233	AMB Property Corp. REIT	10,466
	408	American Financial Realty Trust REIT	5,794
	85	AvalonBay Communities, Inc. REIT	7,293
	96	Boston Properties, Inc. REIT	6,799
	240	Brookfield Properties Co. (Canada)	7,083
	233	Cousins Properties, Inc. REIT	7,047
	222	Kimco Realty Corp. REIT	6,963
	283	Liberty Property Trust REIT	12,048
	149	PS Business Parks, Inc., Class A REIT	6,810
	169	Rayonier, Inc. REIT	9,755
	315	United Dominion Realty Trust, Inc. REIT	7,473

			87,531

Software — 1.2%
	334	Computer Associates International, Inc.	9,280
	322	Take-Two Interactive Software, Inc. (a)	7,104

			16,384

Specialty Retail — 5.4%
	510	Autonation, Inc. (a)	10,175
	159	AutoZone, Inc. (a)	13,195
	767	Limited Brands, Inc.	15,672
	166	Sherwin-Williams Co. (The)	7,307
	281	Tiffany & Co.	11,179
	769	TJX Cos., Inc.	15,755

			73,283

JPMorgan Diversified Mid Cap Value Fund

Shares	Security Description	Value

Textiles, Apparel & Luxury Goods — 2.0%
188	Columbia Sportswear Co. (a)	8,714
324	V.F. Corp.	18,759

		27,473

Thrifts & Mortgage Finance — 4.5%
246	Golden West Financial Corp.	14,592
706	Hudson City Bancorp, Inc.	8,399
206	Independence Community Bank Corp.	7,009
101	MGIC Investment Corp.	6,459
186	Radian Group, Inc.	9,882
643	Sovereign Bancorp, Inc.	14,165

		60,506

Trading Companies & Distributors — 0.5%
194	Hughes Supply, inc.	6,311

Wireless Telecommunication Services — 0.7%
249	Telephone & Data Systems, Inc.	9,498

	Total Long-Term Investments (Cost $1,060,277)	1,297,173

Short-Term Investments — 4.2%
Investment Company — 4.2%
56,304	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $56,304)	56,304

Total Investments — 99.9%
(Cost $1,116,581)		$1,353,477

Other Assets Less Liabilities — 0.1%		1,608
Net Assets — 100.0%		$1,355,085

Percentages indicated are based on net assets.
Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
REIT Real Estate Investment Trust
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,860
Aggregate gross unrealized depreciation	(28,964)

Net unrealized appreciation/depreciation	$236,896

Federal income tax cost of investments	$1,116,581

JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares		Security Description	Value

Long-Term Investments — 99.6%
Common Stocks — 99.6%
Aerospace & Defense — 1.5%
223		Argon St., Inc. (a)	$6,537
80		Engineered Support Systems, Inc.	3,270

			9,807

Air Freight & Logistics — 0.7%
59		UTI Worldwide, Inc.	4,557

Airlines — 0.9%
217		Skywest, Inc.	5,823

Biotechnology — 5.1%
139		Alexion Pharmaceuticals, Inc. (a)	3,838
276		Encysive Pharmaceuticals, Inc. (a)	3,257
109		Idenix Pharmaceuticals, Inc. (a)	2,746
460		Illumina, Inc. (a)	5,893
116		Myogen, Inc. (a)	2,718
165		Myriad Genetics, Inc. (a)	3,600
224		Nabi Biopharmaceuticals (a)	2,936
167		Rigel Pharmaceuticals, Inc. (a)	3,964
139		Telik, Inc. (a)	2,269
37		United Therapeutics Corp. (a)	2,551

			33,772

Building Products — 0.9%
149		Simpson Manufacturing Co., Inc.	5,842

Capital Markets — 2.3%
70		Affiliated Managers Group, Inc. (a)	5,098
74		Greenhill & Co., Inc.	3,102
160		National Financial Partners Corp.	7,218

			15,418

Commercial Banks — 3.5%
200		Columbia Banking System, Inc.	5,251
289		East-West Bancorp, Inc.	9,850
104		EuroBancshares, Inc. (a)	1,550
171		Texas Capital Bancshares, Inc. (a)	3,617
114		West Coast Bancorp	2,845

			23,113

Commercial Services & Supplies — 3.2%
508		Educate, Inc. (a)	7,625
275		LECG Corp. (a)	6,335
218		Morningstar, Inc (a)	6,979

			20,939

Communications Equipment — 4.3%
618		Atheros Communications, Inc. (a)	6,030
237		Avocent Corp. (a)	7,485
—	(h)	Enterasys Networks, Inc. (a)	—	(h)
291		Packeteer, Inc. (a)	3,649
629		Symmetricom, Inc. (a)	4,866
260		ViaSat, Inc. (a)	6,676

			28,706

Shares	Security Description	Value

Computers & Peripherals — 0.6%
90	Avid Technology, Inc. (a)	3,736

Construction Materials — 1.6%
86	Eagle Materials, Inc.	10,474

Diversified Financial Services — 1.0%
292	Marlin Business Services, Inc. (a)	6,729

Electrical Equipment — 1.2%
482	General Cable Corp. (a)	8,094

Electronic Equipment & Instruments — 1.3%
555	Aeroflex, Inc. (a)	5,199
102	Global Imaging Systems, Inc (a)	3,464

		8,663

Energy Equipment & Services — 3.0%
357	Pioneer Drilling Co (a)	6,978
303	Superior Energy Services, Inc. (a)	7,002
155	Universal Compression Holdings, Inc. (a)	6,162

		20,142

Food & Staples Retailing — 0.6%
159	Casey’s General Stores, Inc.	3,687

Health Care Equipment & Supplies — 4.1%
80	Advanced Medical Optics, Inc. (a)	3,049
257	Arthrocare Corp. (a)	10,319
277	DJ Orthopedics, Inc. (a)	8,019
134	Kyphon, Inc. (a)	5,876

		27,263

Health Care Providers & Services — 7.9%
211	Amedisys, Inc. (a)	8,214
184	Chemed Corp.	7,970
139	Covance, Inc. (a)	6,674
261	Gentiva Health Services, Inc. (a)	4,722
111	Psychiatric Solutions, Inc. (a)	6,026
44	Sunrise Senior Living, Inc. (a)	2,910
284	Symbion, Inc. (a)	7,350
219	United Surgical Partners International, Inc. (a)	8,556

		52,422

Hotels, Restaurants & Leisure — 4.5%
215	California Pizza Kitchen, Inc. (a)	6,287
157	Gaylord Entertainment Co. (a)	7,457
203	Orient-Express Hotels Ltd. (Bermuda)	5,768
140	Speedway Motorsports, Inc.	5,092
196	WMS Industries, Inc. (a)	5,506

		30,110

Household Durables — 1.4%
610	Champion Enterprises, Inc. (a)	9,022

Insurance — 2.7%
147	American Physicians Capital, Inc. (a)	7,227
241	Direct General Corp.	4,753
122	James River Group, Inc. (a)	2,154
74	ProAssurance Corp. (a)	3,430

Shares	Security Description	Value

		17,564

Internet Software & Services — 2.4%
487	Digitas, Inc. (a)	5,529
129	Equinix, Inc. (a)	5,380
194	WebEx Communications, Inc. (a)	4,748

		15,657

IT Services — 1.8%
194	Alliance Data Systems Corp. (a)	7,588
671	Sapient Corp. (a)	4,193

		11,781

Leisure Equipment & Products — 2.8%
364	K2, Inc. (a)	4,155
270	MarineMax, Inc. (a)	6,890
222	SCP Pool Corp.	7,754

		18,799

Machinery — 1.1%
164	Oshkosh Truck Corp.	7,063

Media — 1.4%
63	Advo, Inc.	1,974
791	Lions Gate Entertainment Corp. (Canada) (a)	7,542

		9,516

Metals & Mining — 1.8%
241	Allegheny Technologies, Inc.	7,451
187	Century Aluminum Co. (a)	4,204

		11,655

Multi-Utility — 1.7%
296	Foundation Coal Holdings, Inc.	11,381

Oil & Gas Equipment & Services — 1.0%
182	Hornbeck Offshore Services, Inc. (a)	6,648

Oil, Gas & Consumable Fuels — 4.4%
1,012	Brigham Exploration Co. (a)	12,998
165	Newfield Exploration Co. (a)	8,089
187	Remington Oil & Gas Corp. (a)	7,748

		28,835

Pharmaceuticals — 3.1%
355	Adolor Corp. (a)	3,794
185	AtheroGenics, Inc. (a)	2,961
948	AVANIR Pharmaceuticals, Class A (a)	2,928
258	Cypress Bioscience, Inc. (a)	1,395
119	Keryx Biopharmaceuticals, Inc. (a)	1,870
234	Nastech Pharmaceutical Co., Inc. (a)	3,313
206	Theravance, Inc. (a)	4,343

		20,604

Restaurants — 0.3%
125	Ruth’s Chris Steak House (a)	2,305

Semiconductors & Semiconductor Equipment — 6.0%
227	Advanced Analogic Technologies, Inc. (a)	2,537
77	ATMI, Inc. (a)	2,390
430	Cirrus Logic, Inc. (a)	3,260

Shares	Security Description	Value

181	Diodes, Inc. (a)	6,545
298	DSP Group, Inc. (a)	7,634
323	Mattson Technology, Inc. (a)	2,424
259	Microsemi Corp. (a)	6,615
122	Sirf Technology Holdings, Inc. (a)	3,680
104	Varian Semiconductor Equipment Associates, Inc. (a)	4,387

		39,472

Software — 7.6%
533	Epicor Software Corp. (a)	6,932
168	Hyperion Solutions Corp. (a)	8,165
98	Kronos, Inc. (a)	4,393
167	Progress Software Corp. (a)	5,299
274	Serena Software, Inc. (a)	5,468
142	Talx Corp.	4,666
473	VeriFone Holdings, Inc. (a)	9,518
136	Verint Systems, Inc. (a)	5,576

		50,017

Specialty Retail — 7.0%
341	Aaron Rents, Inc.	7,201
574	Charming Shoppes, Inc. (a)	6,126
210	Children’s Place, Inc. (a)	7,483
166	DSW, Inc. (a)	3,515
194	GameStop Corp. (a)	6,102
80	Guitar Center, Inc. (a)	4,391
290	New York & Co., Inc. (a)	4,760
252	Too, Inc. (a)	6,907

		46,485

Textiles, Apparel & Luxury Goods — 4.1%
150	Phillips-Van Heusen	4,647
186	Portalplayer, Inc. (a)	5,107
194	Skechers U.S.A., Inc., Class A (a)	3,180
250	Volcom, Inc. (a)	7,005
334	Warnaco Group, Inc. (The) (a)	7,316

		27,255

Thrifts & Mortgage Finance — 0.3%
163	R&G Financial Corp., Class B	2,241

Wireless Telecommunication Services — 0.5%
131	Nextel Partners, Inc., Class A (a)	3,276

	Total Long-Term Investments (Cost $571,417)	658,873

Short-Term Investment — 1.6%
Investment Company — 1.6%
10,359	JPMorgan Liquid Assets Money Market Fund (b) (m)	10,359

	(Cost $10,359)

Principal Amount
Investments of Cash Collateral for Securities on Loan — 31.5%
Certificates of Deposit — 1.3%
$4,997	Bank of New York, 3.74%, 11/02/05	4,997
1,474	Natexis Banques Populaires, 4.12%, 10/03/05	1,474
2,456	World Savings Bank FSB, 3.87%, 12/15/05	2,456

		8,927

Principal Amount
Corporate Notes — 8.4%
5,000	Berkshire Hathaway Finance, FRN, 3.60%, 10/11/05	5,000
2,197	Citigroup Global Markets Holdings, Inc., FRN, 3.94%, 12/12/05	2,197
5,000	General Electric Capital Corp., FRN, 4.04%, 10/03/05	5,000
3,098	General Electric Co., FRN, 3.70%, 10/24/05	3,098
4,904	Greenwich Capital Holdings, Inc., FRN, 4.25%, 10/11/05	4,904
7,698	HBOS Treasury Services plc, FRN, 3.71%, 10/03/05 Lehman Brothers Holdings	7,698
1,044	FRN, 4.02%, 10/03/05	1,044
5,291	FRN, 4.14%, 10/03/05	5,291
11,000	Morgan Stanley, FRN, 4.12%, 10/03/05	11,000
3,818	MBIA Global Funding LLC, FRN, 3.93%, 10/26/05	3,818
982	Sigma Finance, Inc., FRN, 4.10%, 10/03/05	982
5,000	Wachovia Bank N.A, FRN, 3.80%, 10/03/05	5,000

		55,032

Repurchase Agreements — 21.8%
37,500	Banc of America Securities LLC, 3.77%, dated 9/30/05, due 11/01/05, repurchase price $37,626, collateralized by U.S. Government Agency Mortgages	37,500
10,000	Barclays Capital, 3.87%, dated 9/30/05, due 10/03/05, repurchase price $10,003, collateralized by U.S. Government Agencies	10,000
40,000	Goldman Sachs & Co., 3.75%, dated 9/30/05, due 10/26/05, repurchase price $40,108, collateralized by U.S. Government Agency Mortgages	40,000
30,000	Lehman Brothers, Inc., 4.06%, dated 9/30/05, due 10/03/05, repurchase price $30,010, collateralized by various equity and stock exchange securities	30,000
26,718	Merrill Lynch Securities, 3.88%, dated 9/30/05, due 10/03/05, repurchase price $26,727, collateralized by U.S. Government Agencies	26,718

		144,218
	Total Investments of Cash Collateral for Securities on Loan (Cost $208,177)	208,177

Total Investments — 132.7% (Cost $789,953)		$877,409
Liabilities in Excess of Other Assets — (32.7)%		(216,040)
Net Assets — 100.0%		$661,369

Percentages indicated are based on net assets.
Abbreviations:
(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(h) Amount rounds to less than one thousand.
(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options,
TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
FRN Floating Rate Note
As of September, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,319
Aggregate gross unrealized depreciation	(21,863)

Net unrealized appreciation/depreciation	$87,456

Federal income tax cost of investments	$789,953

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Long-Term Investments — 97.7%
Common Stocks — 97.7%
Aerospace & Defense — 0.4%
99	Kaman Corp., Class A	$2,033
52	Moog, Inc., Class A (a)	1,535

		3,568

Airlines — 1.5%
178	Alaska Air Group, Inc. (a)	5,181
103	CNF, Inc.	5,418
264	Continental Airlines, Inc., Class B (a)	2,553

		13,152

Auto Components — 0.4%
84	Cooper Tire & Rubber Co.	1,278
66	Modine Manufacturing Co.	2,436

		3,714

Automobiles — 0.1%
115	National RV Holdings, Inc. (a)	605

Beverages — 0.3%
114	PepsiAmericas, Inc.	2,600

Biotechnology — 0.4%
138	Illumina, Inc. (a)	1,764
4	Indevus Pharmaceuticals, Inc. (a)	11
45	Myogen, Inc. (a)	1,064
27	OSI Pharmaceuticals, Inc. (a)	781

		3,620

Building Products — 1.1%
102	Apogee Enterprises, Inc.	1,736
276	Griffon Corp. (a)	6,792
127	Patrick Industries, Inc. (a)	1,363

		9,891

Capital Markets — 0.7%
80	A.G. Edwards, Inc.	3,522
107	Eaton Vance Corp.	2,646

		6,168

Chemicals — 2.8%
224	H.B. Fuller Co.	6,947
95	NL Industries, Inc.	1,791
95	OM Group, Inc. (a)	1,906
90	Penford Corp.	1,205
94	Pioneer Cos., Inc. (a)	2,252
274	Sensient Technologies Corp.	5,192
146	Stepan Co.	3,661
287	W.R. Grace & Co. (a)	2,565

		25,519

Commercial Banks — 11.1%
28	1st Source Corp.	641
35	Amcore Financial, Inc.	1,092
173	Associated Banc-Corp.	5,276
8	BancFirst Corp.	663
141	Bank of Hawaii Corp.	6,940

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

33	BOK Financial Corp.	1,594
5	Camden National Corp.	200
30	City Holding Co.	1,055
63	Colonial BancGroup, Inc. (The)	1,402
5	Columbia Bancorp	217
123	Commerce Bancshares, Inc.	6,317
76	Community Bank System, Inc.	1,722
12	Community Trust Bancorp, Inc.	373
70	Compass Bancshares, Inc.	3,217
148	Cullen/Frost Bankers, Inc.	7,322
31	Eastern Virginia Bankshares, Inc.	604
6	First Citizens BancShares, Inc., Class A	956
96	First Commonwealth Financial Corp.	1,274
9	First Community Bancshares, Inc.	255
14	First Financial Bankshares, Inc.	474
16	First Indiana Corp.	542
24	First State Bancorp, Inc.	502
236	FirstMerit Corp.	6,328
3	FNB Corp.	94
45	Fulton Financial Corp.	746
433	Greater Bay Bancorp	10,657
15	IBERIABANK Corp.	808
6	LSB Bancshares, Inc.	97
79	Mercantile Bank Corp.	3,379
26	Mid-State Bancshares	721
20	Old National Bancorp	427
65	Pacific Capital Bancorp	2,161
11	Santander Bancorp	281
3	SCBT Financial Corp.	92
33	Simmons First National Corp., Class A	941
23	Southwest Bancorp, Inc.	510
98	Susquehanna Bancshares, Inc.	2,358
267	TCF Financial Corp.	7,134
139	UMB Financial Corp.	9,149
83	Umpqua Holdings Corp.	2,028
6	Virginia Financial Group, Inc.	202
73	Washington Trust Bancorp, Inc.	1,977
96	WesBanco, Inc.	2,626
135	Whitney Holding Corp.	3,650

		99,004

Commercial Services & Supplies — 2.6%
101	Administaff, Inc.	3,994
43	CDI Corp.	1,258
94	Compx International, Inc.	1,537
24	Deluxe Corp.	952
99	Equifax, Inc.	3,452
108	G&K Services, Inc., Class A	4,270
79	Geo Group, Inc. (The) (a)	2,093
91	HNI Corp.	5,456

		23,012

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Computers & Peripherals — 1.1%
251	Electronics for Imaging, Inc. (a)	5,749
53	Imation Corp.	2,285
32	Intergraph Corp. (a)	1,440
3	Interphase Corp. (a)	12

		9,486

Construction & Engineering — 2.7%
63	EMCOR Group, Inc. (a)	3,754
411	Quanta Services, Inc. (a)	5,240
245	Shaw Group, Inc. (The) (a)	6,037
170	Washington Group International, Inc. (a)	9,145

		24,176

Construction Materials — 1.3%
68	Eagle Materials, Inc.	8,217
21	Martin Marietta Materials, Inc.	1,640
37	Texas Industries, Inc.	2,023

		11,880

Consumer Finance — 1.3%
363	AmeriCredit Corp. (a)	8,655
105	World Acceptance Corp. (a)	2,661

		11,316

Containers & Packaging — 1.1%
120	Crown Holdings, Inc. (a)	1,916
121	Graphic Packaging Corp. (a)	339
221	Silgan Holdings, Inc.	7,344

		9,599

Diversified Financial Services — 0.1%
36	Marlin Business Services, Inc. (a)	820

Diversified Telecommunication Services — 0.8%
109	CenturyTel, Inc.	3,809
95	Commonwealth Telephone Enterprises, Inc.	3,563

		7,372

Electric Utilities — 2.4%
388	CenterPoint Energy, Inc.	5,776
228	El Paso Electric Co. (a)	4,758
78	Idacorp, Inc.	2,350
386	Puget Energy, Inc.	9,070

		21,954

Electrical Equipment — 0.5%
251	LSI Industries, Inc.	4,769

Electronic Equipment & Instruments — 2.9%
134	Agilysis, Inc.	2,258
256	Cognex Corp.	7,698
167	Coherent, Inc. (a)	4,902
190	CTS Corp.	2,304
190	Kemet Corp. (a)	1,595
157	Park Electrochemical Corp.	4,176
230	Parlex Corp. (a)	1,529
82	Paxar Corp. (a)	1,378
12	Planar Systems, Inc. (a)	96

		25,936

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Energy Equipment & Services — 2.2%
172	Helmerich & Payne, Inc.	10,387
42	Lufkin Industries, Inc.	1,834
270	Pride International, Inc. (a)	7,683

		19,904

Entertainment — 0.1%
73	Bluegreen Corp. (a)	1,285

Food & Staples Retailing — 1.4%
168	BJ’s Wholesale Club, Inc. (a)	4,656
59	Pantry, Inc. (The) (a)	2,220
111	Pathmark Stores, Inc. (a)	1,254
558	Rite Aid Corp. (a)	2,166
59	Weis Markets, Inc.	2,373

		12,669

Food Products — 1.4%
63	Farmer Bros Co.	1,278
69	J & J Snack Foods Corp.	3,965
164	Pilgrim’s Pride Corp., Class B	5,966
1	Seaboard Corp.	1,785

		12,994

Gas Utilities — 1.4%
295	Nicor, Inc.	12,390

Health Care Equipment & Supplies — 1.3%
84	Analogic Corp.	4,219
50	Datascope Corp.	1,542
189	Steris Corp.	4,496
31	Vital Signs, Inc.	1,411

		11,668

Health Care Providers & Services — 2.9%
218	Alderwoods Group, Inc. (a)	3,572
30	Centene Corp. (a)	741
70	Kindred Healthcare, Inc. (a)	2,095
21	LCA Vision, Inc.	779
132	Magellan Health Services, Inc. (a)	4,647
182	Manor Care, Inc.	6,983
161	Per-Se Technologies, Inc. (a)	3,318
106	RehabCare Group, Inc. (a)	2,165
255	Stewart Enterprises, Inc.	1,689

		25,989

Hotels, Restaurants & Leisure — 1.8%
58	Brinker International, Inc. (a)	2,194
79	California Pizza Kitchen, Inc. (a)	2,298
119	Domino’s Pizza, Inc.	2,770
187	Jack in the Box, Inc. (a)	5,599
152	Marcus Corp.	3,036

		15,897

Household Durables — 2.2%
243	American Greetings, Class A	6,650
152	Brookfield Homes Corp.	8,424
275	Furniture Brands International, Inc.	4,951

		20,025

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Industrial Conglomerates — 0.8%
107	Teleflex, Inc.	7,551

Insurance — 4.7%
173	Alfa Corp.	2,879
72	AmerUs Group Co.	4,119
74	Clark, Inc.	1,245
111	Delphi Financial Group, Inc.	5,214
15	Endurance Specialty Holdings Ltd. (Bermuda)	512
45	FBL Financial Group, Inc., Class A	1,342
193	Harleysville Group, Inc.	4,632
254	Horace Mann Educators Corp.	5,014
69	LandAmerica Financial Group, Inc.	4,454
13	Nationwide Financial Services, Inc.	505
58	ProAssurance Corp. (a)	2,716
78	Protective Life Corp.	3,204
12	PXRE Group Ltd. (Bermuda)	160
68	Stancorp Financial Group, Inc.	5,709

		41,705

Internet Software & Services — 0.7%
68	Digital Insight Corp. (a)	1,780
298	United Online, Inc.	4,133

		5,913

IT Services — 1.3%
139	Acxiom Corp.	2,606
324	BISYS Group, Inc. (The) (a)	4,347
212	CSG System International, Inc. (a)	4,605

		11,558

Leisure Equipment & Products — 0.6%
145	Arctic Cat, Inc.	2,978
112	Hasbro, Inc.	2,209

		5,187

Machinery — 4.1%
66	CIRCOR International, Inc.	1,814
48	Cummins, Inc.	4,179
235	Flowserve Corp. (a)	8,549
53	Lindsay Manufacturing Co.	1,171
154	Mueller Industries, Inc.	4,271
14	NACCO Industries, Inc., Class A	1,545
170	Stewart & Stevenson Services, Inc.	4,043
9	Tennant Co.	361
186	Terex Corp. (a)	9,204
40	Valmont Industries, Inc.	1,163

		36,300

Marine — 0.1%
26	Alexander & Baldwin, Inc.	1,400

Media — 1.8%
370	Belo Corp., Class A	8,452
124	John Wiley & Sons, Inc., Class A	5,188
156	Reader’s Digest Association, Inc.	2,496

		16,136

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Metals & Mining — 2.3%
146	Brush Engineered Materials, Inc. (a)	2,322
279	Century Aluminum Co. (a)	6,267
251	Oregon Steel Mills, Inc. (a)	6,997
151	Steel Dynamics, Inc.	5,111

		20,697

Multi-Utilities — 1.6%
60	MDU Resources Group, Inc.	2,132
150	Oneok, Inc.	5,107
289	Sierra Pacific Resources (a)	4,293
103	Vectren Corp.	2,917

		14,449

Multiline Retail — 0.4%
135	ShopKo Stores, Inc. (a)	3,440

Oil, Gas & Consumable Fuels — 3.5%
218	Forest Oil Corp. (a)	11,368
95	Holly Corp.	6,072
181	Houston Exploration Co. (a)	12,199
125	Meridian Resource Corp. (a)	523
18	Tesoro Corp.	1,217

		31,379

Paper & Forest Products — 0.6%
83	Buckeye Technologies, Inc. (a)	674
307	Glatfelter	4,320

		4,994

Personal Products — 0.4%
295	Playtex Products, Inc. (a)	3,246

Pharmaceuticals — 1.2%
137	Adolor Corp. (a)	1,461
65	Alpharma, Inc., Class A	1,607
136	Cardiome Pharma Corp.	1,195
55	Cypress Bioscience, Inc. (a)	296
161	King Pharmaceuticals, Inc. (a)	2,482
125	Medicis Pharmaceutical Corp., Class A	4,064

		11,105

Real Estate — 10.1%
116	American Home Mortgage Investment Corp. REIT	3,521
124	Annaly Mortgage Management, Inc. REIT	1,608
290	Anworth Mortgage Asset Corp. REIT	2,397
169	Apartment Investment & Management Co. REIT	6,554
114	Arden Realty, Inc. REIT	4,702
157	Boykin Lodging Co. REIT (a)	1,945
76	Brandywine Realty Trust REIT	2,372
141	Capstead Mortgage Corp. REIT	976
118	Colonial Properties Trust REIT	5,231
371	Equity Inns, Inc. REIT	5,013
272	Highwoods Properties, Inc. REIT	8,012
194	Home Properties, Inc. REIT	7,622
142	Innkeepers USA Trust REIT	2,191
19	Jones Lang LaSalle, Inc.	889

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

110	Kilroy Realty Corp. REIT	6,152
346	Lexington Corporate Properties Trust REIT	8,155
278	Luminent Mortgage Capital, Inc. REIT (m)	2,097
9	Pennsylvania Real Estate Investment Trust REIT	371
52	Prentiss Properties Trust REIT	2,095
134	Sunstone Hotel Investors, Inc. REIT	3,258
212	Taubman Centers, Inc. REIT	6,730
89	Trammell Crow Co. (a)	2,204
94	Trizec Properties, Inc. REIT	2,172
409	Winston Hotels, Inc. REIT	4,086

		90,353

Road & Rail — 0.9%
315	Laidlaw International, Inc.	7,618
26	SCS Transportation, Inc. (a)	401

		8,019

Semiconductors & Semiconductor Equipment — 1.1%
169	Axcelis Technologies, Inc. (a)	881
67	Cohu, Inc.	1,573
191	Exar Corp. (a)	2,680
139	Integrated Device Technology, Inc. (a)	1,497
419	Lattice Semiconductor Corp. (a)	1,794
164	Monolithic System Technology, Inc. (a)	896
181	Triquint Semiconductor, Inc. (a)	638

		9,959

Software — 2.5%
124	Advent Software, Inc. (a)	3,351
36	Ansoft Corp. (a)	1,048
572	Atari, Inc. (a)	824
292	BEA Systems, Inc. (a)	2,625
61	Cadence Design Systems, Inc. (a)	992
381	EPIQ Systems, Inc. (a)	8,303
614	Parametric Technology Corp. (a)	4,282
29	Progress Software Corp. (a)	912

		22,337

Specialty Retail — 3.1%
303	Borders Group Inc.	6,706
108	CSK Auto Corp. (a)	1,600
55	HOT Topic, Inc. (a)	843
362	Marvel Entertainment, Inc. (a)	6,464
601	Payless Shoesource, Inc. (a)	10,452
78	Rex Stores Corp. (a)	1,070
29	Trans World Entertainment Corp. (a)	227

		27,362

Steel — 0.1%
37	Chaparral Steal Co. (a)	941

Textiles, Apparel & Luxury Goods — 1.7%
14	Kellwood Co.	357
76	Russell Corp.	1,070
101	Skechers U.S.A., Inc., Class A (a)	1,654
271	Stride Rite Corp.Stride Rite Corp.	3,469

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

225	Unifirst Corp.	7,880
23	Wolverine World Wide, Inc.	488

		14,918

Thrifts & Mortgage Finance — 2.7%
329	Astoria Financial Corp.	8,692
5	Berkshire Hills Bancorp, Inc.	170
30	Capital Crossing Bank (a)	1,049
43	Corus Bankshares, Inc.	2,341
155	Federal Agricultural Mortgage Corp.	3,765
16	First Financial Holdings, Inc.	482
57	FirstFed Financial Corp. (a)	3,062
12	OceanFirst Financial Corp.	297
3	Provident Financial Holdings, Inc.	87
91	R&G Financial Corp., Class B	1,249
89	Washington Federal, Inc.	2,017
16	WSFS Financial Corp.	913

		24,124

Tobacco — 0.0% (g)
123	Alliance One International, Inc.	435

Trading Companies & Distributors — 0.3%
81	Applied Industrial Technologies, Inc.	2,892
1	Lawson Products, Inc.	26
1	Watsco, Inc.	69

		2,987

Wireless Telecommunication Services — 0.8%

889	Dobson Communications Corp. (a)	6,831

	Total Long-Term Investments (Cost $718,182)	874,308

Short-Term Investments — 2.6%
Investment Company — 2.4%
21,652	JPMorgan Liquid Assets Money Market Fund (b) (m)	21,652

Principal Amount

U.S. Treasury Securities — 0.2%
$1,985	U.S. Treasury Notes, 1.88%%, 11/30/05 (k) (m)	1,985

	Total Short-Term Investments (Cost $23,632)	23,637

Investments of Cash Collateral for Securities on Loan— 29.0%
Certificates of Deposit — 0.5%
1,520	Natexis Banques Populaires 4.12%, 10/03/05	1,520
2,534	World Savings Bank FSB 3.87%, 12/15/05	2,534

		4,054

Commercial Paper — 2.5%
12,956	Lake Constance Funding LLC, 3.68%, 10/11/05	12,956
9,905	PB Finance Delaware, 3.77%, 11/16/05	9,905

		22,861

Corporate Notes — 6.2%
5,000	Berkshire Hathaway Finance, 3.60%, 10/11/05	5,000
9,999	CC USA, Inc., 4.10%, 10/03/05	9,999
3,949	Citigroup Global Markets Holdings, Inc., 3.94%, 12/12/05	3,949
2,920	General Electric Co., 3.70%, 10/24/05	2,920
3,548	Greenwich Capital Holdings, Inc., 4.25%, 10/11/05	3,548
1,520	HBOS Treasury Services plc 3.71%, 10/03/05	1,520
7,000	Lehman Brothers Holdings 4.14%, 10/03/05	7,000
760	MBIA Global Funding LLC, 3.93%, 10/26/05	760

JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount

10,000	Morgan Stanley, 4.12%, 10/03/05	10,000
5,163	Sigma Finance, Inc. 4.10%, 10/03/05	5,163
5,000	Wachovia Bank N.A 3.80%, 10/03/05	5,000

		54,859

Repurchase Agreements — 19.8%
50,000	Banc of America Securities LLC, 3.77%, dated 9/30/05, due 11/01/05, repurchase price $50,168, collateralized by U.S. Government Agency Mortgages	50,000
42,000	Goldman Sachs & Co., 3.75%, dated 9/30/05, due 10/26/05, repurchase price $42,114, collateralized by U.S. Government Agency Mortgages	42,000
50,000	Lehman Brothers, Inc. 4.06%, dated 9/30/05, due 10/03/05, repurchase price $50,017, collateralized by various equity securities	50,000
35,124	Merrill Lynch, 3.88%, dated 9/30/05, due 10/03/05, repurchase price $35,135, collateralized by U.S. Government Agency Mortgages	35,124

		177,124

	Total Investments of Cash Collateral for Securities on Loan (Cost $258,898)	258,898

Total Investments — 129.3%
(Cost $1,000,712)		$1,156,843
Liabilities in Excess of Other Assets — (29.3)%		(262,262)

Net Assets — 100.0%		$894,581

Percentages indicated are based on net assets.
Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
REIT Real Estate Investment Trust
Futures Contracts
 (Amounts in thousands, except number of contracts)

Notional
			Value at	Unrealized
			09/30/05	Depreciation
Number of Contracts	Description	Expiration Date	(USD)	(USD)

68	Russell 2000 Index	December, 2005	$22,851	$(8)
As of September, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,740
Aggregate gross unrealized depreciation	(19,609)

Net unrealized appreciation/depreciation	$156,131

Federal income tax cost of investments	$1,000,712

JPMorgan Technology Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares		Security Description	Value

Long-Term Investments — 100.2%
Common Stocks — 100.2%
Communications Equipment — 17.0%
87		Cisco Systems, Inc. (a)	$1,553
33		Corning, Inc. (a)	644
41		Motorola, Inc.	901
22		QUALCOMM, Inc.	971

			4,069
Computers & Peripherals — 19.6%
7		Apple Computer, Inc. (a)	359
20		Dell, Inc. (a)	677
53		EMC Corp. (a)	691
14		International Business Machines Corp.	1,083
17		NCR Corp. (a)	546
17		Network Appliance, Inc. (a)	392
7		SanDisk Corp. (a)	352
202		Sun Microsystems, Inc. (a)	792

			4,892
Electronic Equipment & Instruments — 0.0% (g)
—	(h)	Symbol Technologies, Inc.	4

Internet Software & Services — 7.1%
27		CNET Networks, Inc. (a)	363
1		Google, Inc., Class A (a)	253
12		VeriSign, Inc. (a)	265
27		Yahoo!, Inc. (a)	910

			1,791
IT Services — 5.8%
12		Automatic Data Processing, Inc.	495
4		Computer Sciences Corp. (a)	199
12		First Data Corp.	460
8		Paychex, Inc.	300

			1,454
Leisure Equipment & Products — 1.1%
11		Eastman Kodak Co.	272

Media — 2.4%
12		Comcast Corp., Class A (a)	338
7		XM Satellite Radio Holdings, Inc., Class A (a)	255

			593
Office Electronics — 0.7%
13		Xerox Corp. (a)	172

Semiconductors & Semiconductor Equipment — 18.6%
7		Analog Devices, Inc.	256
15		Applied Materials, Inc.	254
21		Atheros Communications, Inc. (a)	202
7		Broadcom Corp., Class A (a)	333
81		Intel Corp.	1,987
3		KLA-Tencor Corp.	141
3		Maxim Integrated Products, Inc.	128
10		Novellus Systems, Inc. (a)	238

Shares	Security Description	Value

8	Nvidia Corp. (a)	278
9	Silicon Laboratories, Inc. (a)	274
7	STMicroelectronics N.V. (N.Y. Shares) (Netherlands)	128
18	Texas Instruments, Inc.	617

		4,836
Software — 27.9%
17	Adobe Systems, Inc.	508
9	Amdocs Ltd. (United Kingdom) (a)	241
14	Check Point Software Technologies (Israel) (a)	336
12	Citrix Systems, Inc. (a)	307
39	Computer Associates International, Inc.	1,087
35	Compuware Corp. (a)	333
3	Electronic Arts, Inc. (a)	142
10	McAfee, Inc. (a)	314
4	Mercury Interactive Corp. (a)	143
65	Microsoft Corp.	1,663
48	Oracle Corp. (a)	589
33	Parametric Technology Corp. (a)	231
24	Salesforce.com, Inc. (a)	550
5	SAP AG ADR (Germany)	221
13	Sybase, Inc. (a)	305

		6,970

	Total Long-Term Investments
	(Cost $22,321)	25,053

Principal Amount

Investments of Cash Collateral for Securities Loaned — 11.9%
Repurchase Agreements — 11.9%
$500	Banc of America Securities LLC, 3.95%, dated 9/30/05, due 10/03/05, repurchase price $500, collateralized by U.S.Government Agency Mortgages	500
500	Barclays Capital, 3.87%, dated 9/30/05, due 10/03/05, repurchase price $500, collateralized by U.S. Government Agency Mortgages	500
500	HSBC Securities, Inc., 3.88%,dated 9/30/05, due 10/03/05, repurchase price $500, collateralized by U.S. Government Agency Mortgages	500
500	Lehman Brothers, Inc., 3.88%, dated 9/30/05, due 10/03/05, repurchase price $500, collateralized by U.S. Government Agency Mortgages	500
486	Merrill Lynch Securities, 3.88%, dated 9/30/05, due 10/03/05, repurchase price $486, collateralized by U.S. Government Agency Securities	486
500	Morgan Stanley, 3.96%, dated 9/30/05, due 10/03/05. repurchase price $500, collateralized by U.S. Government Agency Securities	500

	Total Investments of Cash Collateral for Securities Loaned (Cost $2,986)	2,986

Total Investments — 112.1%
(Cost $25,307)		$28,039
Liabilities in Excess of Other Assets — (12.1)%		(3,034)

Net Assets — 100.0%		$25,005

Percentages indicated are based on net assets.
Abbreviations:
(a) Non-income producing security.
(g) Amount rounds to less than 0.1%.
(h) Amount rounds to less than one thousand.
ADR American Depositary Receipt
As of September, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,571
Aggregate gross unrealized depreciation	(839)

Net unrealized appreciation/depreciation	$2,732

Federal income tax cost of investments	$25,307

JPMorgan Investor Balanced Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Investment Companies — 99.8% (b)
13,302	JPMorgan Core Bond Fund	$142,329
24,933	JPMorgan Core Plus Bond Fund	194,729
2,749	JPMorgan Equity Income Fund	43,599
15,568	JPMorgan Government Bond Fund	159,726
16,366	JPMorgan High Yield Bond Fund	135,185
8,228	JPMorgan Intermediate Bond Fund	86,070
1,706	JPMorgan International Equity Fund	53,971
4,984	JPMorgan International Equity Index Fund	109,756
4,978	JPMorgan Intrepid America Fund	120,214
1,580	JPMorgan Intrepid Mid Cap Fund	35,792
6,352	JPMorgan Large Cap Growth Fund	97,313
7,058	JPMorgan Large Cap Value Fund	112,793
22,969	JPMorgan Liquid Assets Money Market Fund	22,969
5,526	JPMorgan Market Expansion Index Fund	69,847
10,935	JPMorgan Multi-Cap Market Neutral Fund (a)	120,501
1,759	JPMorgan Real Return Fund	17,414
3,574	JPMorgan Short Duration Bond Fund	37,415
1,289	JPMorgan Small Cap Growth Fund (a)	17,466
2,059	JPMorgan Ultra Short Term Bond Fund	20,160
12,000	JPMorgan U.S. Equity Fund	131,758
895	JPMorgan U.S. Real Estate Fund	17,105

	Total Investment Companies
	(Cost $1,605,871)	1,746,112

Total Investments — 99.8%
(Cost $1,605,871)		$1,746,112
Other Assets in Excess of Liabilities — 0.2%		3,402

Net Assets — 100.0%		$1,749,514

Percentages indicated are based on net assets.

Abbreviations:
(a) Non-income producing security.
(b) Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management Incorporated.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$143,417
Aggregate gross unrealized depreciation		(3,176)

Net unrealized appreciation/depreciation		$140,241

Federal income tax cost of investments		$1,605,871

JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Investment Companies — 99.8% (b)
8,149	JPMorgan Core Bond Fund	$87,191
12,207	JPMorgan Core Plus Bond Fund	95,340
1,839	JPMorgan Equity Income Fund	29,165
7,774	JPMorgan Government Bond Fund	79,758
6,596	JPMorgan High Yield Bond Fund	54,481
6,856	JPMorgan Intermediate Bond Fund	71,709
530	JPMorgan International Equity Fund	16,772
776	JPMorgan International Equity Index Fund	17,091
1,527	JPMorgan Intrepid America Fund	36,867
725	JPMorgan Intrepid Mid Cap Fund	16,437
2,036	JPMorgan Large Cap Growth Fund	31,185
1,387	JPMorgan Large Cap Value Fund	22,161
14,948	JPMorgan Liquid Assets Money Market Fund	14,948
5,082	JPMorgan Multi-Cap Market Neutral Fund (a)	56,009
774	JPMorgan Real Return Fund	7,661
7,724	JPMorgan Short Duration Bond Fund	80,870
4,196	JPMorgan Ultra Short Term Bond Fund	41,078
3,229	JPMorgan U.S. Equity Fund	35,460
410	JPMorgan U.S. Real Estate Fund	7,828

	Total Investment Companies
	(Cost $762,206)	802,011

Total Investments — 99.8%
(Cost $762,206)		$802,011
Other Assets in Excess of Liabilities — 0.2%		1,728

Net Assets — 100.0%		$803,739

Percentages indicated are based on net assets.

Abbreviations:
(a) Non-income producing security.
(b) Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management Incorporated.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$43,997
Aggregate gross unrealized depreciation		(4,192)

Net unrealized appreciation/depreciation		$39,805

Federal income tax cost of investments		$762,206

JPMorgan Investor Growth Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Investment Companies — 99.9% (b)
1,712	JPMorgan Core Bond Fund	$18,322
905	JPMorgan Diversified Mid Cap Growth Fund (a)	23,275
907	JPMorgan Diversified Mid Cap Value Fund	17,844
5,467	JPMorgan High Yield Bond Fund	45,155
2,328	JPMorgan International Equity Fund	73,633
5,106	JPMorgan International Equity Index Fund	112,431
3,645	JPMorgan Intrepid America Fund	88,038
3,262	JPMorgan Intrepid Mid Cap	73,912
10,867	JPMorgan Large Cap Growth Fund	166,482
10,752	JPMorgan Large Cap Value Fund	171,824
15,748	JPMorgan Liquid Assets Money Market Fund	15,748
3,797	JPMorgan Market Expansion Index Fund	47,990
7,383	JPMorgan Multi-Cap Market Neutral Fund (a)	81,356
1,206	JPMorgan Real Return Fund	11,941
2,671	JPMorgan Small Cap Growth Fund (a)	36,188
1,335	JPMorgan Small Cap Value Fund	35,423
15,226	JPMorgan U.S. Equity Fund	167,186
644	JPMorgan U.S. Real Estate Fund	12,302

	Total Investment Companies
	(Cost $1,032,944)	1,199,050

Total Investments — 99.9%
(Cost $1,032,944)		$1,199,050
Other Assets in Excess of Liabilities — 0.1%		1,340

Net Assets — 100.0%		$1,200,390

Percentages indicated are based on net assets.

Abbreviations:
(a) Non-income producing security.
(b) Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management Incorporated.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$166,242
Aggregate gross unrealized depreciation		(136)

Net unrealized appreciation/depreciation		$166,106

Federal income tax cost of investments		$1,032,944

JPMorgan Investor Growth & Income
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Investment Companies — 99.9% (b)
7,215	JPMorgan Core Bond Fund	$77,202
17,261	JPMorgan Core Plus Bond Fund	134,810
534	JPMorgan Diversified Mid Cap Growth Fund (a)	13,743
698	JPMorgan Diversified Mid Cap Value Fund	13,735
7,641	JPMorgan Government Bond Fund	78,396
16,864	JPMorgan High Yield Bond Fund	139,299
1,986	JPMorgan Intermediate Bond Fund	20,769
2,950	JPMorgan International Equity Fund	93,296
5,289	JPMorgan International Equity Index Fund	116,473
4,457	JPMorgan Intrepid America Fund	107,631
3,304	JPMorgan Intrepid Mid Cap Fund	74,872
14,239	JPMorgan Large Cap Growth Fund	218,149
13,122	JPMorgan Large Cap Value Fund	209,683
14,632	JPMorgan Liquid Assets Money Market Fund	14,632
5,797	JPMorgan Market Expansion Index Fund	73,280
11,401	JPMorgan Multi-Cap Market Neutral Fund (a)	125,639
1,850	JPMorgan Real Return Fund	18,310
2,713	JPMorgan Small Cap Growth Fund (a)	36,763
1,388	JPMorgan Small Cap Value Fund	36,824
19,264	JPMorgan U.S. Equity Fund	211,515
978	JPMorgan U.S. Real Estate Fund	18,689

	Total Investment Companies
	(Cost $1,613,158)	1,833,710

Total Investments — 99.9%
(Cost $1,613,158)		1,833,710
Other Assets in Excess of Liabilities — 0.1%		1,740

Net Assets — 100.0%		$1,835,450

Percentages indicated are based on net assets.

Abbreviations:
(a) Non-income producing security.
(b) Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management Incorporated.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$220,641
Aggregate gross unrealized depreciation		(89)

Net unrealized appreciation/depreciation		$220,552

Federal income tax cost of investments		$1,613,158

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.
ITEM 3. EXHIBITS.
CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer

March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer

March 17, 2006

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer

March 17, 2006